As filed with the Securities and Exchange Commission on April 13, 2004
                                Registration Nos. 333-63692; 811-05626
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No.                                         [ ]
   Post-Effective Amendment No. 8                                      [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                       [X]
                      (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     ING USA ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       Kimberly J. Smith, Esq.
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3427
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on May 1, 2004 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

--------------------------------------------------------------------------------

                                      PART A


--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                            ING SMARTDESIGN ADVANTAGE

--------------------------------------------------------------------------------

                                                                     MAY 1, 2004

      This prospectus describes ING SmartDesign Advantage, a group and individual deferred variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company (the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

      The Contract provides a means for you to invest your premium payments and credits, if applicable, in one or more of the available mutual fund investment portfolios. You may also allocate premium payments and credits, if applicable, to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, some guaranteed interest periods or subaccounts may not be available. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

      You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value, less credits we added, if applicable, (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated, May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE EXPENSES FOR A CONTRACT PROVIDING A PREMIUM CREDIT, AS THIS CONTRACT DOES, MAY BE HIGHER THAN FOR CONTRACTS NOT PROVIDING A PREMIUM CREDIT. OVER TIME, AND UNDER CERTAIN CIRCUMSTANCES, THE AMOUNT OF THE PREMIUM CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PREMIUM CREDIT.

AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE INVESTMENT PORTFOLIOS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

SmartDesign Advantage -- 131799

The investment portfolios available under your Contract are:

ING INVESTORS TRUST                                             ING VARIABLE PRODUCTS TRUST
  ING American Funds Growth Portfolio                             ING VP Convertible Portfolio (Class S)
  ING American Funds Growth-Income Portfolio                      ING VP Financial Services Portfolio (Class S)
  ING American Funds International Portfolio                      ING VP MagnaCap Portfolio (Class S)
  ING Eagle Asset Capital Appreciation Portfolio (Class S)
  ING Evergreen Health Sciences Portfolio (Class S)             AIM VARIABLE INSURANCE FUNDS
  ING Evergreen Omega Portfolio (Class S)                         AIM V.I. Dent Demographic Trends Fund (Series II)
  ING Janus Special Equity Portfolio (Class S)                    AIM V.I. Growth Fund (Series II)
  ING JPMorgan Small Cap Equity Portfolio (Class S)
  ING Julius Baer Foreign Portfolio (Class S)                   ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
  ING Legg Mason Value Portfolio (Class S)                        AllianceBernstein Growth and Income Portfolio (Class B)
  ING LifeStyle Aggressive Growth Portfolio                       AllianceBernstein Premier Growth Portfolio (Class B)
  ING LifeStyle Growth Portfolio                                  AllianceBernstein Value Portfolio (Class B)
  ING LifeStyle Moderate Growth Portfolio
  ING LifeStyle Moderate Portfolio                              FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
  ING Liquid Assets Portfolio (Class S)                           Fidelity VIP Contrafund Portfolio (Service Class 2)
  ING Marsico Growth Portfolio (Class S)                          Fidelity VIP Equity-Income Portfolio (Service Class 2)
  ING MFS Research Portfolio (Class S)                            Fidelity VIP Growth Portfolio (Service Class 2)
  ING MFS Total Return Portfolio (Class S)
  ING PIMCO Core Bond Portfolio (Class S)                       INVESCO VARIABLE INVESTMENT FUNDS, INC.
  ING PIMCO High Yield Portfolio (Class A)                        INVESCO VIF - Leisure Fund (Series I)
  ING Salomon Brothers All Cap Portfolio (Class S)                INVESCO VIF - Utilities Fund (Series I)
  ING Salomon Brothers Investors Portfolio (Class S)
  ING T. Rowe Price Equity Income Portfolio (Class S)           JANUS ASPEN SERIES
  ING UBS U.S. Balanced Portfolio (Class S)                       Janus Aspen Series Worldwide Growth Portfolio (Service
  ING Van Kampen Real Estate Portfolio (Class S)                  Class)

ING PARTNERS, INC.                                              PIONEER VARIABLE CONTRACTS TRUST
  ING JP Morgan Fleming International Portfolio                   Pioneer Fund VCT Portfolio (Class II)
  (Service Class)                                                 Pioneer Small Company VCT Portfolio (Class II)
  ING JP Morgan Mid Cap Value Portfolio (Service Class)
  ING MFS Capital Opportunities Portfolio (Service Class)       PROFUNDS VP
  ING MFS Global Growth Portfolio (Service Class)                 ProFund VP Bull
  ING Salomon Brothers Aggressive Growth Portfolio                ProFund VP Europe 30
  (Service Class)                                                 ProFund VP Rising Rates Opportunity
  ING UBS U.S. Large Cap Equity Portfolio (Service Class)         ProFund VP Small-Cap
  ING Van Kampen Comstock Portfolio (Service Class)
                                                                PRUDENTIAL SERIES FUND, INC.
ING VARIABLE INSURANCE TRUST                                      Jennison Portfolio (Class II)
  ING GET U.S. Core Portfolio                                     SP William Blair International Growth Portfolio
  ING VP Worldwide Growth Portfolio                               (Class II)

ING VARIABLE PORTFOLIOS, INC.                                   UBS SERIES TRUST
  ING VP Index Plus LargeCap Portfolio (Class S)                  UBS Allocation Portfolio (Class I)
  ING VP Index Plus MidCap Portfolio (Class S)
  ING VP Index Plus SmallCap Portfolio (Class S)
  ING VP Value Opportunity Portfolio (Class S)

SmartDesign Advantage - 131799

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                     PAGE                                                            PAGE

Index of Special Terms..............................  ii        Death Benefit Choices...............................  34
Fees and Expenses...................................   1          Death Benefit During the Accumulation Phase.......  34
Condensed Financial Information.....................   7              Option Package I..............................  34
  Accumulation Unit.................................   7              Option Package II.............................  34
  The Net Investment Factor.........................   8              Option Package III............................  34
  Performance Information...........................   8              Transfers Between Option Packages.............  37
  Financial Statements..............................   8              Earnings Multiplier Benefit Rider.............  37
ING USA Annuity and Life Insurance Company..........   9          Death Benefit During the Income Phase.............  38
ING USA Separate Account B..........................  10          Continuation After Death-- Spouse.................  38
The Trusts and Funds................................  10          Continuation After Death-- Non-Spouse.............  39
Covered Funds, Special Funds and Excluded Funds.....  13          Required Distributions upon Contract
Charges and Fees....................................  14              Owner's Death.................................  39
  Charge Deduction Subaccount.......................  14        The Income Phase....................................  40
  Charges Deducted from the Contract Value..........  14        Other Contract Provisions...........................  44
      Surrender Charge..............................  14        Other Information...................................  46
      Nursing Home Waiver...........................  14        Federal Tax Considerations..........................  47
      Free Withdrawal Amount........................  15        Statement of Additional Information
      Surrender Charge for Excess Withdrawals.......  15          Table of Contents.................................  55
      Premium Taxes.................................  15        Appendix A
      Administrative Charge.........................  15          Condensed Financial Information...................  A1
      Transfer Charge...............................  15        Appendix B
  Charges Deducted from the Subaccounts.............  16          The Investment Portfolios.........................  B1
      Mortality and Expense Risk Charge.............  16        Appendix C
      Asset-Based Administrative Charge.............  16          The Fixed Account II..............................  C1
      Premium Credit Option Charge..................  16        Appendix D
      Earnings Multiplier Benefit Charge............  16          Fixed Interest Division...........................  D1
      Optional Rider Charges........................  16        Appendix E
  Trust and Fund Expenses...........................  17          Surrender Charge for Excess Withdrawals
The Annuity Contract................................  17              Example.......................................  E1
      Contract Date and Contract Year ..............  17        Appendix F
      Contract Owner................................  17          Withdrawal Adjustment for 5% Roll-Up Death
      Annuitant.....................................  18              Benefit Examples..............................  F1
      Beneficiary...................................  19        Appendix G
      Purchase and Availability of the Contract.....  20          Special Funds and Excluded Funds Examples.........  G1
      Crediting of Premium Payments.................  20        Appendix H
      Additional Credit to Premium..................  22          MGWB Withdrawal Account
      Income Phase Start Date.......................  23              Examples......................................  H1
      Administrative Procedures.....................  23        Appendix I
      Contract Value................................  23          Death Benefits for Pre-November-2003
      Cash Surrender Value..........................  23              Contract Owners...............................  I1
      Surrendering to Receive the Cash                          Appendix J
         Surrender Value............................  24          Projected Schedule of ING GET U.S. Core
      The Subaccounts...............................  24              Portfolio Offerings...........................  J1
      Addition, Deletion or Substitution of
         Subaccounts and Other Changes..............  24
      The Fixed Account.............................  25
      Optional Riders...............................  25
      Other Contracts...............................  27
Withdrawals.........................................  27
Transfers Among Your Investments....................  31

SmartDesign Advantage -- 131799

--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    SPECIAL TERM                                           PAGE
    --------------------------------------------------------------
    Accumulation Unit                                          7
    Annual Ratchet                                            36
    Annuitant                                                 18
    Cash Surrender Value                                      23
    Contract Date                                             17
    Contract Owner                                            17
    Contract Value                                            23
    Contract Year                                             17
    Covered Funds                                             13
    Earnings Multiplier Benefit                               37
    Excluded Funds                                            13
    Free Withdrawal Amount                                    15
    GET Fund                                                  12
    Income Phase Start Date                                   23
    Net Investment Factor                                      8
    Net Rate of Return                                         8
    Restricted Funds                                          12
    5% Roll-up                                                35
    Special Funds                                             13
    Standard Death Benefit                                    35

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    TERM USED IN THIS PROSPECTUS       CORRESPONDING TERM USED IN THE CONTRACT
    ---------------------------------- -----------------------------------------
    Accumulation Unit Value            Index of Investment Experience
    Annuity Start Date                 Annuity Commencement Date
    Contract Owner                     Owner or Certificate Owner
    Contract Value                     Accumulation Value
    Transfer Charge                    Excess Allocation Charge
    Fixed Interest Allocation          Fixed Allocation
    Free Look Period                   Right to Examine Period
    Guaranteed Interest Period         Guarantee Period
    Subaccount(s)                      Division(s)
    Net Investment Factor              Experience Factor
    Regular Withdrawals                Conventional Partial Withdrawals
    Withdrawals                        Partial Withdrawals

SmartDesign Advantage -- 131799

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES(1)

      Surrender Charge:

           COMPLETE YEARS ELAPSED                  0       1       2       3+
              SINCE PREMIUM PAYMENT
           SURRENDER CHARGE                        6%      5%      4%      0%

         Transfer Charge(2)...............................  $25 per transfer, if you make more than 12 transfers in a contract year

      (1) If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

      (2)   We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE(3)

         Administrative Charge.............................................  $30

         (We waive this charge if the total of your premium payments is $50,000 or more or if your contract value at the end of a contract year is $50,000 or more.)

      (3) We deduct this charge on each contract anniversary and on surrender. See "The Income Phase-- Charges Deducted".

SEPARATE ACCOUNT ANNUAL CHARGES(4)


     -------------------------------------------------------------------------------------------------------------------
                                                                   OPTION             OPTION              OPTION
                                                                 PACKAGE I          PACKAGE II         PACKAGE III
     -------------------------------------------------------------------------------------------------------------------
      Mortality & Expense Risk Charge(5)                           1.50%               1.70%              1.85%
      Asset-Based Administrative Charge                            0.15%               0.15%              0.15%
                                                                   ----                ----               ----
          Total                                                    1.65%               1.85%              2.00%
      Optional Asset-Based Premium Credit Charge                   0.60%               0.60%              0.60%
      Total With Optional Premium Credit Charge                    2.25%               2.45%              2.60%
     -------------------------------------------------------------------------------------------------------------------
      GET Fund Guarantee Charge(6)                                 0.50%               0.50%              0.50%
      Total With Optional Premium Credit Charge
          and GET Fund Guarantee Charge                            2.75%               2.95%              3.10%
     -------------------------------------------------------------------------------------------------------------------

      (4) As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

SmartDesign Advantage -- 131799

      (5) During the income phase, the Mortality & Expense Risk Charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. The Premium Credit Option Charge is also deducted during the income phase, if otherwise applicable.

      (6) The GET Fund Guarantee Charge is deducted daily during the guarantee period from amounts allocated to the GET Fund investment option. Please see below for a description of the GET Fund guarantee.

OPTIONAL RIDER CHARGES (7)

       EARNINGS MULTIPLIER BENEFIT RIDER CHARGE

           -------------------------------- ------------------------------------
           As an Annual Charge              As a Quarterly Charge
           -------------------------------- ------------------------------------
           0.25% of contract value          0.06% of contract value
           -------------------------------- ------------------------------------

       MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER:

           ----------------------- ----------------------------------------- -----------------------------------------
           Waiting Period          As an Annual Charge                       As a Quarterly Charge
           ----------------------- ----------------------------------------- -----------------------------------------
           10 Year                 0.65% of the MGAB Charge Base(8)          0.16% of the MGAB Charge Base(8)
           ----------------------- ----------------------------------------- -----------------------------------------

       MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER:

           -------------------------------- -------------------------------------
           As an Annual Charge              As a Quarterly Charge
           -------------------------------- -------------------------------------
           0.35% of contract value          0.0875% of contract value
           -------------------------------- -------------------------------------

      (7) We deduct the rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

      (8) The MGAB Charge Base is the total of premiums and credits, if applicable, added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums and credits, if applicable, added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.


      ---------------------------------------------------------------------- ------------------ -----------------
      TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES (9)                           MINIMUM           MAXIMUM
      ---------------------------------------------------------------------- ------------------ -----------------
      (expenses that are deducted from Trust or Fund assets, including
      management fees, distribution and/or service (12b-1) fees(10), and            0.53%             2.67%
      other expenses):
      ---------------------------------------------------------------------- ------------------ -----------------

      (9) The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.53% to 1.91%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2004.

SmartDesign Advantage -- 131799

      (10) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

The following table shows the annual operating expenses separately for each Trust or Fund.

FUND EXPENSE TABLE(1)

The column labeled "Total Fund Annual Expenses Without Waivers or Reductions" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Fund Annual Expenses After Waivers or Reductions" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where the Trust or Fund has committed to continue such reimbursement or waiver through December 31, 2004. Expenses shown are actual expenses for the year ended 12/31/03 unless otherwise noted.

                                                                                       TOTAL FUND                 NET FUND
                                                        DISTRIBUTION                ANNUAL EXPENSES                ANNUAL
                                                           AND/OR                       WITHOUT        TOTAL      EXPENSES
                                           INVESTMENT     SERVICE                        WAIVERS      WAIVERS      AFTER
                                            ADVISORY      (12B-1)                          OR           OR       WAIVERS OR
FUND NAME                                     FEES          FEES     OTHER EXPENSES    REDUCTIONS   REDUCTIONS   REDUCTIONS
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund      0.85%         0.25%           0.45%         1.55%         0.10%       1.45%
    (Series  II) (8)
  AIM V.I. Growth Fund (Series II) (7)       0.63%         0.25%           0.27%         1.15%         0.00%       1.15%
  AllianceBernstein Growth and Income
    Portfolio (Class B) (9)                  0.63%         0.25%           0.03%         0.91%         0.00%       0.91%
  AllianceBernstein Premier Growth
    Portfolio (Class B) (9)                  1.00%         0.25%           0.05%         1.30%         0.00%       1.30%
  AllianceBernstein Value Portfolio
    (Class B) (9)                            0.75%         0.25%           0.33%         1.33%         0.00%       1.33%
  Fidelity VIP Contrafund Portfolio
    (Service Class 2)                        0.58%         0.25%           0.10%         0.93%         0.00%       0.93%
  Fidelity VIP Equity-Income Portfolio
    (Service Class 2)                        0.48%         0.25%           0.09%         0.82%         0.00%       0.82%
  Fidelity VIP Growth Portfolio (Service
    Class 2)                                 0.58%         0.25%           0.09%         0.92%         0.00%       0.92%
  ING American Funds Growth Portfolio)
    (10)(11)(12)(13)                         0.37%         0.75%           0.05%         1.17%         0.00%       1.17%
  ING American Funds Growth-Income
    Portfolio (10)(11)(12)(13)               0.33%         0.75%           0.04%         1.12%         0.00%       1.12%
  ING American Funds International
    Portfolio (10)(11)(12)(13)               0.57%         0.75%           0.09%         1.41%         0.00%       1.41%
  ING Eagle Asset Capital Appreciation
    Portfolio (Class S) (2)(3)               0.68%         0.25%           0.01%         0.94%         0.00%       0.94%
  ING Evergreen Health Sciences
    Portfolio (Class S)(2)(3)(4)             0.75%         0.25%           0.01%         1.01%         0.00%       1.01%
  ING Evergreen Omega Portfolio (Class
    S) (2)(3)(4)                             0.60%         0.25%           0.01%         0.86%         0.00%       0.86%
  ING GET U.S. Core Portfolio(31)(32)(33)    0.60%         0.25%           0.15%         1.00%         0.00%       1.00%
  ING Janus Special Equity Portfolio
    (Class S) (2)(3)(6)                      0.81%         0.25%           0.01%         1.07%         0.00%       1.07%
  ING JPMorgan Fleming International
    Portfolio (Service Class) (22)           0.80%         0.25%           0.20%         1.25%         0.00%       1.25%
  ING JPMorgan Mid Cap Value Portfolio
    (Service Class) (22)                     0.75%         0.25%           0.35%         1.35%         0.00%       1.35%
  ING JPMorgan Small Cap Equity
    Portfolio (Class S) (2)(3)(6)            0.90%         0.25%           0.00%         1.15%         0.00%       1.15%
  ING Julius Baer Foreign Portfolio
    (Class S) (2)(3)                         1.00%         0.25%           0.01%         1.25%         0.00%       1.25%
  ING Legg Mason Value Portfolio (Class
    S) (2)(3)(6)                             0.81%         0.25%           0.00%         1.06%         0.00%       1.06%
  ING Lifestyle Aggressive Growth
    Portfolio(4)(14)(15)                     1.31%         0.00%           0.05%         1.36%         0.09%       1.27%

SmartDesign Advantage -- 131799

                                                                                       TOTAL FUND                 NET FUND
                                                        DISTRIBUTION                ANNUAL EXPENSES                ANNUAL
                                                           AND/OR                       WITHOUT        TOTAL      EXPENSES
                                           INVESTMENT     SERVICE                        WAIVERS      WAIVERS      AFTER
                                            ADVISORY      (12B-1)                          OR           OR       WAIVERS OR
FUND NAME                                     FEES          FEES     OTHER EXPENSES    REDUCTIONS   REDUCTIONS   REDUCTIONS
------------------------------------------------------------------------------------------------------------------------------
  ING Lifestyle Growth
    Portfolio(4)(14)(15)                     1.24%         0.00%           0.05%         1.29%         0.08%       1.21%
  ING Lifestyle Moderate Growth
    Portfolio(4)(14)(15)                     1.18%         0.00%           0.05%         1.23%         0.08%       1.15%
  ING Lifestyle Moderate
    Portfolio(4)(14)(15)                     1.05%         0.00%           0.05%         1.10%         0.05%       1.05%
  ING Liquid Assets Portfolio(Class S)
    (2)(3)                                   0.27%         0.25%           0.01%         0.53%         0.00%       0.53%
  ING Marsico Growth Portfolio (Class S)
    (2)(3)(6)                                0.79%         0.25%           000%          1.04%         0.00%       1.04%
  ING MFS Capital Opportunities
    Portfolio (Service Class)                0.65%         0.25%           0.00%         0.90%         0.00%       0.90%
  ING MFS Global Growth Portfolio
    (Service Class)                          0.60%         0.00%           0.85%         1.45%         0.00%       1.45%
  ING MFS Research Portfolio
    (Class S) (2)(3)(5)(6)                   0.64%         0.25%           0.01%         0.90%         0.00%       0.90%
  ING MFS Total Return Portfolio (Class
    S) (2)(3)(5)(6)                          0.64%         0.25%           0.01%         0.90%         0.00%       0.90%
  ING PIMCO Core Bond Portfolio (Class
    S) (2)(3)                                0.61%         0.25%           0.01%         0.87%         0.00%       0.87%
  ING PIMCO High Yield Portfolio Class
    A) (2)(3)(4)                             0.49%         0.25%           0.01%         0.75%         0.00%       0.75%
  ING Salomon Brothers Aggressive Growth
    Portfolio (Service Class) (22)           0.70%         0.25%           0.13%         1.08%         0.00%       1.08%
  ING Salomon Brothers All Cap Portfolio
    (Class S) (2)(3)(6)                      0.75%         0.25%           0.00%         1.00%         0.00%       1.00%
  ING Salomon Brothers Investors
    Portfolio (Class S) (2)(3)               0.75%         0.25%           0.00%         1.00%         0.00%       1.00%
  ING T. Rowe Price Equity Income
    Portfolio (Class S) (2)(3)(6)            0.68%         0.25%           0.01%         0.94%         0.00%       0.94%
  ING UBS U.S. Balanced Portfolio (Class
    S) (2)(3)                                0.75%         0.25%           0.01%         1.01%         0.00%       1.01%
  ING UBS U.S. Large Cap Equity
    Portfolio (Service Class)(22)            0.70%         0.25%           0.15%         1.10%         0.00%       1.10%
  ING Van Kampen Comstock Portfolio
    (Service Class) (22)(23)                 0.60%         0.25%           0.35%         1.20%         0.07%       1.13%
  ING Van Kampen Real Estate Portfolio
    (Class S) (2)(3)                         0.68%         0.25%           0.00%         0.93%         0.00%       0.93%
  ING VP Convertible Portfolio (Class S)
    (18)(19)(20)                             0.75%         0.25%           1.17%         2.17%         1.07%       1.10%
  ING VP Financial Services Portfolio
    (Class S) (18)(19)(20)                   0.75%         0.25%           0.15%         1.15%         0.10%       1.05%
  ING VP Index Plus MidCap Portfolio
    (Class S) (16)(17)                       0.40%         0.25%           0.10%         0.75%         0.00%       0.75%
  ING VP Index Plus SmallCap Portfolio
    (Class S) (16)(17)                       0.40%         0.25%           0.15%         0.80%         0.00%       0.80%
  ING VP MagnaCap Portfolio (Class S)
    (18)(19)(20)(21)                         0.75%         0.25%           0.40%         1.40%         0.29%       1.11%
  ING VP Value Opportunity Portfolio
    (Class S) (16)(17)                       0.60%         0.25%           0.10%         0.95%         0.00%       0.95%
  ING VP Worldwide Growth Portfolio
    (29)(30)                                 1.00%         0.25%           0.50%         1.75%         0.52%       1.23%
  INVESCO VIF-- Leisure Fund (Series I)
    (25)(26)(27)                             0.75%         0.00%           1.09%         1.84%         0.54%       1.30%
  INVESCO VIF-- Utilities Fund (Series
    I) (25)(26)(28)                          0.60%         0.00%           0.55%         1.15%         0.00%       1.15%
  Janus Aspen Series Worldwide Growth
    Portfolio (Service Class)                0.65%         0.25%           0.06%         0.96%         0.00%       0.96%
  Jennison Portfolio (Class II)              0.60%         0.25%           0.19%         1.04%         0.00%       1.04%
  Pioneer Fund VCT Portfolio
    (Class II)                               0.65%         0.25%           0.10%         1.00%         0.00%       1.00%
  Pioneer Small Company VCT Portfolio
    (Class II) (24)                          0.75%         0.25%           1.67%         2.67%         1.15%       1.52%
  ProFund VP Bull                            0.75%         0.25%           0.87%         1.87%         0.00%       1.87%
  ProFund VP Europe 30                       0.75%         0.25%           0.91%         1.91%         0.00%       1.91%
  ProFund VP Rising Rates Opportunity        0.75%         0.25%           0.91%         1.91%         0.00%       1.91%
  ProFund VP Small-Cap                       0.75%         0.25%           0.73%         1.73%         0.00%       1.73%
  SP William Blair International Growth
    Portfolio (Class II)                     0.85%         0.25%           0.44%         1.54%         0.00%       1.54%

SmartDesign Advantage -- 131799

Footnotes to the "Fund Expense Table"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(2) The table above shows the estimated operating expenses for Class S Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. "Distribution and/or Service (12b-1) Fees" includes a Shareholder Service Fee of 0.25%.

(3) Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.

(4)   Because the Portfolio is new, expenses, shown above, are estimated.

(5) DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including these waivers, the "Net Fund Annual Expenses After Waivers or Reductions" for the year ended December 31, 2003, would have been 0.89% for ING MFS Research Portfolios and 0.90% for ING MFS Total Return Portfolio. This arrangement may be discontinued by DSI at any time.

(6) A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the "Net Fund Annual Expenses After Waivers or Reductions" for the year ended December 31, 2003 would have been 1.04% for ING Janus Special Equity, 1.14% for ING JPMorgan Small Cap Equity, 1.05% for ING Legg Mason Value, 1.02% for ING Marsico Growth, 0.84% for ING MFS Research, 0.89% for ING MFS Total Return, 0.98% for ING Salomon Brothers All Cap and 0.93% for ING T. Rowe Price Equity Income. This arrangement may be discontinued at any time.

(7) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the "Total Fund Annual Expenses Without Waivers or Reductions" has been restated to reflect current expenses.

(8) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees or reimburse expenses of Series II shares to the extent necessary to limit the "Total Fund Annual Expenses Without Waivers or Reductions" (excluding certain items discussed below) to 1.45% for AIM V.I. Dent Demographic Trends Fund. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Fund Annual Expenses Without Waivers or Reductions" to exceed the 1.45% cap for AIM V.I. Dent Demographic Trends Fund: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. These expense limitation agreements are in effect through December 31, 2005 for AIM V.I. Dent Demographic Trends Fund.

(9) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fees. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

(10) This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

(11) Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.37% for ING American Funds Growth Portfolio, 0.33% for ING American Funds Growth-Income Portfolio and 0.57% for ING American Funds International Portfolio of the average daily net assets if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(12) Shares of each ING American Funds Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. (DSI). In addition, Class 2 Shares of each of the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio and the ING American Funds International Portfolio pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 Shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

(13) "Other Expenses" are estimated because the Portfolios did not have a full year of operations as of December 31, 2003.

SmartDesign Advantage -- 131799

(14) The table reflects the aggregate annual operating expense for these Portfolios. The expenses are derived by using a weighted average of the fees imposed by each of the portfolios underlying the Portfolios and adding to that average fee, an investment advisory fee of 0.14% and other expenses of 0.05% for each Portfolio. Because the annual net operating expenses of each underlying portfolio will vary from year to year, the expenses paid by a Portfolio may vary from year to year. For more information regarding the expenses of the underlying portfolios, please see the Fund's prospectus

(15) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of each Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING is shown under the heading "Total Waivers or Reductions." For each Portfolio, the expense limits will continue through at least May 3, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(16) The table above shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses, annualized, for the Portfolio's most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.

(17) ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser is shown under "Total Waivers or Reductions" in the table above. The expense limit for each Portfolio is shown as "Net Fund Annual Expenses After Waivers or Reductions" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(18) The above table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of the ING VP Financial Services Portfolio these estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. For the ING VP Financial Services Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, expenses are based on estimated amounts for the current year.

(19) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in "Other Expenses" in the above table. For the ING VP Financial Services Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, "Other Expenses" are based on estimated amounts for the current fiscal year. For all other Portfolios estimated "Other Expenses" are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.

(20) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser is shown under the heading, "Total Waivers or Reductions" in the above table. For each Portfolio e , the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(21) "Other Expenses", "Total Fund Annual Expenses Without Waivers or Reductions" and "Net Fund Annual Expenses After Waivers or Reductions" in the above table exclude a one-time merger fee of 0.06% incurred in connection with the merger of another investment company into ING VP MagnaCap Portfolio.

(22) "Other Expenses" shown in the above table include a Shareholder Services fee of 0.25%.

(23) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the Van Kampen Comstock Portfolio so that the "Total Fund Annual Expenses Without Waivers or Reductions" for this Portfolio shall not exceed 1.13%, through April 30, 2005. Without this waiver, the "Total Fund Annual Expenses Without Waivers or Reductions" would be 1.20% for Van Kampen Comstock.

(24) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% (Pioneer Small Company VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

(25) The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, "Other Expenses" have been restated to reflect the changes in fees under the new agreements.

SmartDesign Advantage -- 131799

(26) The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

(27) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit "Total Fund Annual Expenses Without Waivers or Reductions" (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the "Total Fund Annual Expenses Without Waivers or Reductions" to exceed the 1.30% cap:
      (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through December 31, 2005.

(28) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the "Total Fund Annual Expenses Without Waivers or Reductions" have been restated to reflect current expenses.

(29) The above table shows the estimated operating expenses of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.

(30) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser is shown under Fees and Expenses Waived or Reimbursed in the above table. For each Portfolio except ING VP Emerging Markets, the expense limits will continue through at least December 31, 2004. For ING VP Emerging Markets Portfolio the expense limits will continue through at least December 5, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(31) Investments are accepted into the ING GET U.S. Core Portfolio only during the Offering Period. See Appendix __ in the contract prospectus for a listing of Offering and Guarantee Periods for projected ING GET U.S. Core Portfolio offerings.

(32) The table above shows the estimated operating expenses during the Guarantee Period for the Series as a ratio of expenses to average daily net assets. Expenses during the Offering Period are: 0.25% Management (Advisory) Fees; 0.25% 12b-1 Fee; 0.15% Other Expenses; and 0.65% Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses. Pursuant to a Plan of Distribution adopted by the Series under Rule 12b-1 under the 1940 Act, the Series pays ING Funds Distributor, LLC (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Series' shares. The distribution fee may be used by the Distributor for the purpose of promoting the sale of the Series' shares and providing certain related services. For additional information, please see the Series' SAI.

(33) ING Investments, LLC, the investment adviser to the Series, has entered into an expense limitation contract with the Series under which it will limit expenses of the Series, excluding expenses such as interest, taxes, brokerage and extraordinary expenses, through December 31, 2004. The expense limit for the Series is shown as "Net Annual Fund Operating Expenses" in the table above. For further information regarding the expense limitation agreements, see the Fund's prospectus.

pro-rata Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the example below.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

SmartDesign Advantage -- 131799

The example assumes that you invest $10,000, plus a credit of $200, in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the example assumes election of Option Package III, election of the premium credit rider with a charge of 0.60% of the contract value annually, election of the earnings multiplier benefit rider with a charge of 0.25% of contract value annually and election of the Minimum Guaranteed Accumulation Benefit rider with a charge of 0.65% of contract value annually. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.01% of assets. If you elect different options, your expenses will be lower. Note that surrender charges may apply if you choose to annuitize your Contract within the first contract year.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1) If you surrender your contract at the end of the applicable time period:

     1 year               3 years              5 years              10 years
     $1,212               $2,414               $3,586                $5,862

2)   If you annuitize at the end of the applicable time period:

     1 year               3 years              5 years              10 years
     $619                 $1,836               $3,022                $5,862

3)   If you do not surrender your contract:

     1 year               3 years              5 years              10 years
     $619                 $1,836               $3,022                $5,862
--------------------------------------------------------------------------------

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

SmartDesign Advantage -- 131799

      1) We take the net asset value of the subaccount at the end of each business day.

      2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

      4) We then subtract the applicable daily mortality and expense risk charge, the daily asset-based administrative charge and the daily premium credit option charge, if applicable, from the subaccount and, for the GET Fund subaccount only, the daily GET Fund guarantee charge.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolio and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and

SmartDesign Advantage -- 131799
promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The statement of assets and liabilities of Separate Account B as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ING USA Annuity and Life Insurance Company ("ING USA")(formerly Golden American Life Insurance Company) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut") which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.

Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

ING USA Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable

SmartDesign Advantage -- 131799
annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

YOU WILL FIND DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS CURRENTLY AVAILABLE UNDER YOUR CONTRACT IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "Trust and Fund Expenses" Also, you should discuss with your registered representative whether the LifeStyle Funds are appropriate for you, particularly if you are a conservative investor.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

ING GET U.S. CORE  PORTFOLIO

An ING GET U.S. Core Portfolio ("GET Fund") series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state. YOU MAY NOT ALLOCATE MONEY INTO A GET FUND SERIES IF YOU ELECT THE MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER.

Various series of the GET Fund may be offered from time to time., and additional charges will apply if you elect to invest in one of these series. Please see Appendix J for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value, including any charges deducted for the earnings multiplier benefit rider, and any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the

SmartDesign Advantage -- 131799
transactions at the actual unit value next determined after we receive your request. The GET Fund subaccount is not available for dollar cost averaging or automatic rebalancing.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

RESTRICTED FUNDS

We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change.

We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30 percent of contract value, up to 100 percent of each premium and no more than $999,999,999. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We also limit your investment in each individual Restricted Fund. The limits for investment in each Restricted Fund are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, the limits for investment in an individual Restricted Fund are the same as the aggregate limits set forth above. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted Funds or taken pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds to the extent that it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

SmartDesign Advantage -- 131799

--------------------------------------------------------------------------------
COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
--------------------------------------------------------------------------------

For purposes of determining death benefits and benefits under the optional benefit rider (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

      1) Covered Funds;

      2) Special Funds; and

      3) Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits due to their potential for volatility.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under the optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option, with respect to new transfers to such investment option and with respect to the death benefits and/or optional benefit rider to which such designation applies. Selecting a Special or Excluded Fund may limit or reduce the death benefit and/or the minimum guaranteed accumulation benefit. Please see Appendix G for examples.

--------------------------------------------------------------------------------
CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES  DEDUCTED FROM THE CONTRACT  VALUE

We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 3-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. The surrender charge is based on the total amount withdrawn, including the amount

SmartDesign Advantage -- 131799
deducted for the surrender charge. It is deducted from the contract value remaining after you have received the amount requested for withdrawal, not from the amount you requested as a withdrawal. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

     COMPLETE YEARS ELAPSED                    0       1       2       3+
         SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                         6%       5%      4%      0%

     NURSING HOME WAIVER. You may withdraw all or a portion of your contract value without a surrender charge if:

      (1)   more than one contract year has elapsed since the contract date;

      (2) the withdrawal is requested within three years of your admission to a licensed nursing care facility; and

      (3) you have spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if you were in a nursing care facility for at least one day during the two week period immediately preceding or following the contract date. It will also not apply to Contracts where prohibited by state law. Please note that these withdrawals are subject to the premium credit recapture provisions.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount is 10% of contract value, based on the contract value on the date of the withdrawal. Under Option Package III, any unused percentage of the 10% Free Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the free withdrawal amount at any time exceed 30% of contract value.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the code. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Earnings for purposes of calculating the surrender charge for excess withdrawals may not be the same as earnings under federal tax law.

SmartDesign Advantage -- 131799

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal, or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract unless waived under conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the option package you have elected. The charge is deducted on each business day based on the assets you have in each subaccount. In the event there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.


------------------------------ ----------------------------- ----------------------------
      OPTION PACKAGE I               OPTION PACKAGE II            OPTION PACKAGE III
------------------------------ ----------------------------- ----------------------------
                    Annual                       Annual                       Annual
                    Charge                       Charge                       Charge
                  Expressed                   Expressed as                 Expressed as
 Annual Charge     as Daily    Annual Charge   Daily Rate       Annual      Daily Rate
                     Rate                                       Charge
     1.50%        0.000041%        1.70%        0.000047%       1.85%        0.000051%
------------------------------ ----------------------------- ----------------------------

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% from your assets in each subaccount. This charge is deducted daily from your assets in each subaccount.

     PREMIUM CREDIT OPTION CHARGE. The amount of the asset-based premium credit option charge, on an annual basis, is equal to 0.60% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of ..001649% for 3 years following each credit from your assets in each subaccount. This charge will also be deducted from amounts allocated to the Fixed Account, resulting in a 0.60% reduction in the interest which would otherwise have been credited to your contract during the

SmartDesign Advantage -- 131799
three contract years following each credit if you had not elected the premium credit option. The cost of providing the premium credit is generally covered by the premium credit option charge and, to some degree, by the mortality and expense risk charge. We expect to make less profit on those contracts under which the premium credit option rider is elected.

     EARNINGS MULTIPLIER BENEFIT CHARGE. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. The quarterly charge for the earnings multiplier benefit rider is 0.0625% (0.25% annually). If there is insufficient contract value in the subaccounts, we will deduct the charge from your Fixed Interest Allocations, starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider effective date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. For a description of the rider, see "The Earnings Multiplier Benefit Rider."

     OPTIONAL RIDER CHARGES. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of two optional benefit riders, that you may elect at issue. The MGWB rider is not available if you elect the premium credit rider. So long as the rider is in effect, we will deduct a separate quarterly charge for the optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charge from your Fixed Interest Allocations nearest their maturity date. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the rider and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The charge for the MGAB rider is as follows:


         ---------------- ----------------------------------------------- -----------------------------------
         Waiting Period          As an Annual Charge                          As a Quarterly Charge
         ---------------- ----------------------------------------------- -----------------------------------
         10 Year                 0.65% of the MGAB Charge Base                0.1625% of the MGAB Charge Base
         ---------------- ----------------------------------------------- -----------------------------------

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The annual charge for the MGWB rider is 0.35% (0.0875% quarterly) of the contract value. The charge is deducted from the contract value on each quarterly contract anniversary date, in arrears. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.

ING GET U.S. CORE PORTFOLIO GUARANTEE CHARGE. The GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the GET Fund. The amount of the GET Fund guarantee charge is 0.50% and is deducted from amounts allocated to the GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See "The Trust and Funds- ING GET U.S. Core Portfolio".

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio.

SmartDesign Advantage -- 131799

In addition to the fees and charges shown in the Fee Table, the Company may, from time to time, receive other compensation from the funds or the funds' affiliates. For example, investment advisers to the funds may make cash payments or provide expense reimbursements to the Company as an incentive for the Company to include the funds among the investment options available under your Contract and to provide certain services to contract owners that relate to the investment options.

In particular, we may receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others. During 2003, the Company received compensation from certain funds and funds' affiliates.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in "Fees and Expenses" reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table.

See "Fees and Expenses-- Trust or Fund Expenses."

--------------------------------------------------------------------------------
THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Interest Allocation and Fixed Account.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

CONTRACT OWNER

You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of enhanced death benefit will be based on the age of the annuitant at the time you purchase the Contract.

SmartDesign Advantage -- 131799

     CONTRACT OWNER CATEGORIES. There are three categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-November-2003, November-2003 and May-2004. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is 800-366-0066. The following is a general description of the categories:

    ----------------------------------------------------------------------------
    PRE-NOVEMBER-2003   a) all Contracts purchased prior to November 1, 2003;
                        and b) contracts purchased on or after November 1, 2003
                        which do not offer the Minimum Guaranteed Accumulation
                        Benefit (as available in the state of issue at the time
                        of purchase).
    ----------------------------------------------------------------------------
    NOVEMBER-2003       Contracts purchased on or after November 1, 2003, which
                        offer the Minimum Guaranteed Accumulation Benefit (as
                        available in the state of issue at the time of
                        purchase).
    ----------------------------------------------------------------------------
    MAY-2004            Contracts purchased on or after May 1, 2004, which offer
                        the Minimum Guaranteed Withdrawal Benefit (as available
                        in the state of issue at the time of purchase).
    ----------------------------------------------------------------------------

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select Option Package I.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected Option Package II or III, and you add a joint owner, if the older joint owner is attained age 85 or under, the death benefit from the date of change will be the Option Package I death benefit. If the older joint owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if a joint owner is added. If you elected the MGAB rider, it will terminate if a joint owner, other than your spouse, is added. Note that returning a Contract to single owner status will not restore any death benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

SmartDesign Advantage -- 131799

When the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract, and the amount of the earnings multiplier benefit, if applicable. If you elected the MGAB rider, it will terminate upon a change of ownership. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected Option Package I, the death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For Option Package II or III, if the new owner is age 79 or under on the date that ownership changes, the death benefit will continue. If the new owner is age 80 to 85, under Option Package II or III, the death benefit will end, and the death benefit will become the Option Package I death benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a Trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, it will not be restored by a subsequent change to a younger owner.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit and charge will be adjusted to reflect the attained age of the new owner as the issue age. The Maximum Base percentage in effect on the rider effective date will apply in calculating the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership.

SmartDesign Advantage -- 131799

If you elected the MGAB rider or the MGWB rider, it will terminate upon a change of owner, other than spousal continuation on death.

All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

PURCHASE AND AVAILABILITY OF THE CONTRACT

There are three option packages available under the Contract. You select an option package at the time of application. Each option package is unique. The minimum initial payment to purchase the Contract and the maximum age at which you may purchase the Contract depend on the option package that you elect.


     ------------------------ ----------------------------- ------------------------------ -----------------------------
                              OPTION PACKAGE I              OPTION PACKAGE II              OPTION PACKAGE III
     ------------------------ ----------------------------- ------------------------------ -----------------------------
     Minimum                  $15,000 (non-qualified)       $5,000 (non-qualified)         $5,000 (non-qualified)
     Initial Payment          $1,500 (qualified)            $1,500 (qualified)             $1,500 (qualified)
     ------------------------ ----------------------------- ------------------------------ -----------------------------
     Maximum
     Age to Purchase          85                            80                             80
     ------------------------ ----------------------------- ------------------------------ -----------------------------

You may make additional premium payments up to the contract anniversary after your 86th birthday. The minimum additional premium payment we will accept is $50 regardless of the option package you select. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium and credit, if applicable, within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium

SmartDesign Advantage -- 131799
payments will be processed within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment and credit designated for a subaccount for Separate Account B will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment and credit, if applicable, to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker- dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

      (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

      (2) If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated with the added credit, if applicable, to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial

SmartDesign Advantage -- 131799
premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADDITIONAL CREDIT TO PREMIUM

At the time of application, you may elect the premium credit option. If you so elect, a credit will be added to your Contract based on all premium payments received within 60 days of the contract date ("initial premium"). The credit will be a minimum of 2% of the initial premium and will be allocated among each subaccount and fixed interest allocation you have selected in proportion to your initial premium in each investment option. If available in your state at that time, prior to the third contract anniversary and prior to every third contract anniversary thereafter, you may elect to have a new credit added to your Contract. Each three-year period beginning with the addition of a premium credit is known as a "renewal period". The credit will be a minimum of 2% of your contract value on the applicable contract anniversary.

At least 30 days prior to the start of each renewal period, we will send you a letter and election form containing information allowing you to make an informed decision with regard to the election of the credit, including the amount of the proposed credit, the cost of the credit and the benefits and detriments of electing the credit. You may elect a new premium credit by forwarding a completed election form to our Customer Service Center or by calling us at (800) 366-0066. We will implement reasonable procedures to ensure that the election is made by the owner. If you so elect, a new premium credit will be allocated among your variable investment options in proportion to your contract value in the variable investment options. If no contract value is then allocated to the variable investment options, the new premium credit will be allocated to a specially designated subaccount, currently the Liquid Assets Subaccount. If you do not elect the premium credit option, we will discontinue the option on the contract anniversary at the start of the next renewal period. Once you discontinue the premium credit option, it cannot be subsequently resumed.

Currently, the premium credit option is available only if elected at the time of application prior to issuance of the Contract. However, we reserve the right to make the premium credit option available to inforce contract owners. We may increase, decrease or discontinue the credit at the end of any renewal period at our discretion. We will give you at least 45 days notice of any planned change to the premium credit option.

There is a separate charge for the credit which is an asset-based charge deducted daily from your contract value. Please see "Charges and Fees" for a description of this charge.

The credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In any of the following circumstances, we deduct a credit from the amount we pay to you or your beneficiary:

      (1) If you return your Contract within the free look period, we will deduct the credit from the refund amount;

      (2) If a death benefit becomes payable, we will deduct any credits added to your Contract since or within 12 months prior to death; and

      (3) If you surrender your Contract, we will deduct any credit added to your contract value within 3 years prior to surrender.

SmartDesign Advantage -- 131799

If we deduct a credit from any amount we pay to you, we will deduct the full dollar amount of the credit. You will retain any gains, and you will also bear any losses, that are attributable to the credit we deduct.

If you elect the premium credit rider, you may not also elect the Minimum Guaranteed Withdrawal Benefit Rider.

THERE MAY BE CIRCUMSTANCES UNDER WHICH THE CONTRACT OWNER MAY BE WORSE OFF FROM HAVING RECEIVED A PREMIUM CREDIT. FOR EXAMPLE, THIS COULD OCCUR IF THE CONTRACT OWNER RETURNS THE CONTRACT DURING THE APPLICABLE FREE LOOK PERIOD. UPON A FREE LOOK, WE RECAPTURE THE PREMIUM CREDIT THAT HAD BEEN CREDITED. IF THE STATE LAW PROVIDES THAT CONTRACT VALUE IS RETURNED ON A FREE LOOK, AND IF THE PERFORMANCE OF THE APPLICABLE SUBACCOUNTS HAS BEEN NEGATIVE DURING THAT PERIOD, WE WILL RETURN THE CONTRACT VALUE LESS THE PREMIUM CREDIT. THE NEGATIVE PERFORMANCE ASSOCIATED WITH THE PREMIUM CREDIT WILL REDUCE THE CONTRACT VALUE MORE THAN IF THE PREMIUM CREDIT HAD NOT BEEN APPLIED.

INCOME PHASE START DATE

The income phase start date is the date you start receiving income phase payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the income phase start date. The income phase begins when you start receiving regular income phase payments from your Contract on the income phase start date.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and added credit, if applicable, that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium and added credit, if applicable, not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      (1) We take the contract value in the subaccount at the end of the preceding business day.

      (2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      (3)   We add (1) and (2).

      (4) We add to (3) any additional premium payments and credits, if applicable, and then add or subtract any transfers to or from that subaccount.

      (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

SmartDesign Advantage -- 131799

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See the Fixed Account II prospectus for a description of the calculation of values under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS

Each of the subaccounts of Separate Account B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account B invests in a corresponding portfolio of a Trust or Fund.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substitute or proposed replacement portfolio unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

SmartDesign Advantage -- 131799

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

OPTIONAL RIDERS

Subject to state availability, you may elect one of the two optional benefit riders discussed below. YOU MAY ADD ONLY ONE OF THESE TWO RIDERS TO YOUR CONTRACT. EACH RIDER HAS A SEPARATE CHARGE. Once elected, the riders generally may not be cancelled. You may not remove the rider, and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT IT. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. IF YOU ELECT AN OPTIONAL RIDER YOU MAY NOT ALLOCATE PREMIUM OR CONTRACT VALUE TO THE GET FUND. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

RIDER DATE. The rider date is the date the optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase the rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits," which means the guaranteed benefit offered by the rider is intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

      o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

      o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death), including addition of a joint owner. Other circumstances which may cause a particular optional rider to terminate automatically are discussed below.

The following describes the Minimum Guaranteed Accumulation Benefit for contract owners in the November-2003 or May-2004 category. This rider is not available to contract owners in the Pre-November-2003 category.

MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date and the initial credit, if applicable, are included in the MGAB Base. Any additional premium payments added after the second rider anniversary and any renewal credits are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary. If you elect the MGAB rider, you may not allocate contract value to the GET Fund subaccount.

SmartDesign Advantage -- 131799

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment plus the initial credit, if applicable, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro-rata.

     CALCULATING THE MGAB.  We calculate your MGAB as follows:

        1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

             The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium, and the initial credit, if applicable, (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

             a)   the MGAB Base allocated to Covered Funds;

             b)   the MGAB Base allocated to Special Funds; and

             c) the LESSER OF the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.

             The MGAB Base for Covered Funds, Special Funds and Excluded Funds equals the allocated eligible premiums, plus the initial credit, if applicable, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base.

             If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, and adjusted for withdrawals and transfers.

             We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, plus initial credit, if applicable, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all Fund categories.

             Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal.

             Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

SmartDesign Advantage -- 131799

             Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the LESSER OF the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

             Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

             NO INVESTMENT OPTIONS ARE CURRENTLY DESIGNATED AS SPECIAL FUNDS FOR THE TEN-YEAR MGAB. NO INVESTMENT OPTIONS ARE CURRENTLY DESIGNATED AS EXCLUDED FUNDS.

       2) WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

       3) ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

     NOTIFICATION. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

The following describes the Minimum Guaranteed Withdrawal Benefit for Contracts in the May-2004 category. This rider is only available to contract owners in the May-2004 category.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

SmartDesign Advantage -- 131799

        1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years

        2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

YOU SHOULD NOT MAKE ANY WITHDRAWALS IF YOU WISH TO RETAIN THE OPTION TO ELECT THE STEP-UP BENEFIT (SEE BELOW).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the

SmartDesign Advantage -- 131799
contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      1)    your contract value is greater than zero;

      2)    your MGWB Withdrawal Account is greater than zero;

      3)    you have not reached your latest allowable annuity start date;

      4)    you have not elected to annuitize your Contract; and

      5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

      AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      1)    your MGWB Withdrawal Account is greater than zero;

      2)    you have not reached your latest allowable annuity start date;

      3)    you have not elected to annuitize your Contract; and

      4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

      RESET OPTION. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the reset option, the step-up benefit is not available.

      STEP-UP BENEFIT. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a

SmartDesign Advantage -- 131799
factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

      1) we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00%;

      2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of The Step-Up benefit to contract anniversary only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your Contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

DEATH OF OWNER

     BEFORE AUTOMATIC PERIODIC BENEFIT STATUS. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing reset option.

     DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. You may not elect the MGWB rider if you elect the premium credit option rider.

For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same investment portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

--------------------------------------------------------------------------------
WITHDRAWALS
--------------------------------------------------------------------------------

Any time during the accumulation phase and before the death of the contract owner, except under certain qualified contracts, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you may incur a surrender charge. There is no surrender charge if, during each contract year, the amount withdrawn is 10% or less of your contract value on the date of the withdrawal, less prior withdrawals during that contract year. Under Option Package III, any unused percentage of the 10% Free Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of

SmartDesign Advantage -- 131799
the last withdrawal in that contract year. In no event will the Free Withdrawal Amount at any time exceed 30% of contract value.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "The Annuity Contract -- Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date. See the Fixed Account II prospectus for more information on the application of Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it starts at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

SmartDesign Advantage -- 131799

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of the contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

                 ------------------------------------------------
                                              MAXIMUM PERCENTAGE
                   FREQUENCY                   OF CONTRACT VALUE
                 ------------------------------------------------
                   Monthly                         0.833%
                   Quarterly                       2.50%
                   Annually                       10.00%
                 ------------------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature, which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.

The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your contract value as determined on the day we receive your election of this

SmartDesign Advantage -- 131799
feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustment when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

SmartDesign Advantage -- 131799

--------------------------------------------------------------------------------
TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the income phase start date. Transfers to a GET Fund series may only be made during the offering period for that GET Fund series. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Special Funds or Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit. No investment options are currently designated as Restricted Funds.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect.

Transfers, including those involving Special Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Rider." Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of regular trading of the New York Stock Exchange will be effected on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

LIMITS IMPOSED BY UNDERLYING FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners. Such restrictions could include: (1) not accepting transfer instructions from

SmartDesign Advantage -- 131799
an agent acting on behalf of more than one contract owner; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

1.   exceeds our then-current monitoring standard for frequent trading;

2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we reserve the right to take any necessary action to deter such activity. Such actions may include, but are not limited to, the suspension of trading privileges via facsimile, telephone, email and internet, and the limiting of trading privileges to submission by regular U.S. mail. We will notify you in writing if we take any of these actions.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of the contract owners and fund investors and/or state or federal regulatory requirements.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we may take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. Transfers made pursuant to a dollar cost averaging program do not count toward the 12 transfer limit on free transfers.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred

SmartDesign Advantage -- 131799
each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

        o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then current allocation of contract value to the Restricted Fund(s) and the then current value of the amount designated to be transferred to that Restricted Fund(s).

        o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to Restricted Funds.

        o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or

SmartDesign Advantage -- 131799
otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Transfers made pursuant to automatic rebalancing do not count toward the 12 transfer limit on free transfers. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above in this section and in "The Investment Portfolios." If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals effected on a pro-rata basis will not cause the automatic rebalancing program to terminate.

--------------------------------------------------------------------------------
DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit, and earnings multiplier benefit, if elected, is payable when either the contract owner, the annuitant (when a contract owner is not an individual), or the first of joint owners (under Option Package I only) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the option package you have chosen. The death benefit value is calculated as of the claim date (the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center). If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum, applied to any of the income phase payment options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." Interest earned on this account may be less than interest paid on other settlement options.

SmartDesign Advantage -- 131799

You may select one of the option packages described below which will determine the death benefit payable. Option Package I is available only if the contract owner and the annuitant are not more than 85 years old at the time of purchase. Option Packages II and III are available only if the contract owner and annuitant are not more than 80 years old at the time of purchase. Option Packages II and III are not available where the Contract is held by joint owners. A change in ownership of the Contract may affect the amount of the death benefit payable. The death benefit may be subject to certain mandatory distribution rules required by federal tax law. The death benefit depends upon the option package in effect on the date the contract owner dies. The differences are summarized as follows:

     ---------------------- ------------------------------ ------------------------------ ------------------------------
                            OPTION PACKAGE I               OPTION PACKAGE II              OPTION PACKAGE III
     ---------------------- ------------------------------ ------------------------------ ------------------------------
     DEATH BENEFIT          The greater of:                The greatest of:               The greatest of:
     ON DEATH OF THE        1)    the Standard Death       1)    the Standard Death       1)    the Standard Death
     OWNER:                       Benefit; or                    Benefit; or                    Benefit; or
                            2)    the contract value*.     2)    the contract value*; or  2)    the contract value*; or
                                                           3)    the Annual Ratchet       3)    the Annual Ratchet
                                                                 death benefit.                 death benefit; or
                                                                                          4)    the 5% Roll-Up death
                                                                                                benefit.
     ---------------------- ------------------------------ ------------------------------ ------------------------------

       * less credits added since or within 12 months prior to death.

The following describes the death benefit calculations for Contracts in the November-2003 and May-2004 categories. For a description of the calculation of the death benefits applicable under your Contract if you are in the Pre-November-2003 category, please see Appendix I. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference. If you are unsure of which category applies to you, please call our Customer Service Center.

We may, with 30 days notice to you, designate any investment portfolio as a Special or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio, with respect to new transfers to such investment portfolio and with respect to the death benefits to which such designation applies. Selecting a Special or Excluded Fund may limit or reduce the death benefit.

For the period during which a portion of the contract value is allocated to a Special or Excluded Fund, we may at our discretion reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefits described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1) the contract value minus any credits added since or within 12 months prior to death; and

      2)    the cash surrender value.

SmartDesign Advantage -- 131799

THE STANDARD DEATH BENEFIT equals the GREATER of the Base Death Benefit and the SUM of 1) and 2), LESS 3):

      1)    the contract value allocated to Excluded Funds; and

      2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Covered or Special Funds;

      3)    any initial credit added since or within 12 months prior to death.

The Standard Minimum Guaranteed Death Benefit equals:

      1) premium payments plus the initial credit, if applicable, allocated to Covered, Special and Excluded Funds, respectively;

      2) reduced by a pro-rata adjustment for any withdrawal or transfer taken from Covered, Special and Excluded Funds, respectively.

In the event of transfers from Excluded to Covered or Special Funds, the increase in the Minimum Guaranteed Death Benefit for Covered Funds and/or Special Funds will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit for Excluded Funds and the contract value transferred. In the event of transfers from Covered or Special Funds to Excluded Funds, the increase in the Minimum Guaranteed Death Benefit for Excluded Funds will equal the reduction in the Minimum Guaranteed Death Benefit for Covered or Special Funds.

Currently, no investment options are designated as Special Funds or Excluded Funds for purposes of calculating the Standard Death Benefit.

The 5% ROLL-UP DEATH BENEFIT, equals the GREATER of:

      1)    the Standard Death Benefit; and

      2) the sum of the contract value allocated to Excluded Funds and the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds and Special Funds less any initial credit added since or within 12 months prior to death.

The 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds, Special Funds and Excluded Funds equals the lesser of:

      1) premiums, plus the initial credit, if applicable, adjusted for withdrawals and transfers, accumulated at an annual rate of 5% credited on a daily basis for Covered Funds or Excluded Funds and at 0% for Special Funds until the earlier of attainment of age 90 or reaching the cap (equal to 3 times all premium payments and the initial credit, if applicable, as reduced by adjustments for withdrawals) and thereafter at 0%, and

      2)    the cap.

A pro-rata adjustment to the 5% Roll-Up Minimum Guaranteed Death Benefit is made for any withdrawals. The amount of the pro-rata adjustment for withdrawals will equal (a) divided by (b) times (c): where (a) is the contract value of the withdrawal; (b) is the contract value immediately prior to the withdrawal; and
(c) is the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered, Special and Excluded Funds, respectively, immediately prior to the withdrawal. Please see Appendix F for examples of the pro-rata withdrawal adjustment.

A pro-rata adjustment to the cap is made for any withdrawals. The amount of the pro-rata adjustment for withdrawals will equal (a) divided by (b) times (c): where (a) is the contract value of the withdrawal; (b) is the contract value immediately prior to the withdrawal; and (c) is the cap immediately prior to the withdrawal.

Transfers from Excluded to Covered or Special Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit for Excluded Funds on a pro-rata basis. The resulting increase in the 5% Roll-Up

SmartDesign Advantage -- 131799

Minimum Guaranteed Death Benefit for Covered or Special Funds will equal the lesser of the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit for Excluded Funds and the contract value transferred. Transfers from Covered or Special Funds to Excluded Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered or Special Funds on a pro-rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit for Excluded Funds will equal the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered or Special Funds, respectively.

Transfers from Special to Covered Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds will equal the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit for Special Funds.

Transfers from Covered to Special Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds on a pro-rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit for Special Funds will equal the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds.

The calculation of the cap is not affected by allocations to Covered, Special or Excluded Funds.

For purposes of calculating the 5% Rollup Death Benefit, the following investment options are designated as "Special Funds": the ING Liquid Assets Portfolio, the ING PIMCO Core Bond Portfolio, the ProFund VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account. No investment options are currently designated as Excluded Funds. The death benefit for Excluded Funds is the contract value allocated to Excluded Funds and for the Standard, Annual Ratchet and 5% Rollup death benefits is tracked for transfer purposes only.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATER of:

      1)    the Standard Death Benefit; and

      2) the sum of the contract value allocated to Excluded Funds and the Annual Ratchet Minimum Guaranteed Death Benefit for amounts allocated to Covered or Special Funds, less any initial credit added since or within 12 months prior to death.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

      1) the initial premium plus the initial credit, if applicable, allocated at issue to Covered, Special or Excluded Funds, respectively;

      2) increased dollar for dollar by any premium, plus the initial credit, if applicable, allocated after issue to Covered, Special or Excluded Funds, respectively;

      3) adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Covered, Special or Excluded Funds from the prior anniversary (adjusted for new premiums, the initial credit, if applicable, partial withdrawals and transfers between Covered, Special and Excluded Funds) and the current contract value before crediting of any renewal credit. A pro-rata adjustment to the Annual Ratchet Minimum Guaranteed Death Benefit is made for any withdrawals. The amount of the pro-rata adjustment for withdrawals will equal (a) divided by (b) times (c): where (a) is the contract value of the withdrawal; (b) is the contract value immediately prior to the withdrawal; and (c) is the Annual Ratchet Minimum Guaranteed Death Benefit for Covered, Special and Excluded Funds, respectively, immediately prior to the withdrawal.

Transfers from Excluded to Covered or Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Excluded Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for Covered or Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for Excluded Funds and the contract value transferred.

SmartDesign Advantage -- 131799

Transfers from Covered or Special Funds to Excluded Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Covered or Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for Excluded Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for Covered or Special Funds, respectively.

Currently, no investment options are designated as Special Funds or Excluded Funds for purposes of calculating the Annual Ratchet Death Benefit.

Note: The enhanced death benefits may not be available in all states.

TRANSFERS BETWEEN OPTION PACKAGES. You may transfer from one option package to another on each contract anniversary. A written request for such transfer must be received at our Customer Service Center within 60 days prior to the contract anniversary. No transfers between option packages are permitted: 1) after you attain age 80; or 2) if the Contract is owned by joint owners.

The following minimum contract values must be met:


--------------------- ---------------------------------- ----------------------------------
                      TRANSFERS TO OPTION                TRANSFERS TO OPTION
                      PACKAGE I                          PACKAGES II OR III

--------------------- ---------------- ----------------- ---------------- -----------------
MINIMUM CONTRACT      Non-                               Non-
VALUE                 Qualified:       Qualified:        Qualified:       Qualified:
                      $15,000          $1,500            $5,000           $1,500
--------------------- ---------------- ----------------- ---------------- -----------------

If you transfer between option packages, the then current roll-up cap does not reset. A change of owner may cause an option package transfer on other than a contract anniversary.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options available under the option packages. The rider is subject to state availability and is available only for issues ages 75 or under. It may be added at issue of the Contract or on the next contract anniversary following introduction of the rider in a state, if later. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 300% of premiums adjusted for withdrawals ("Maximum Base"). Currently, where the rider is added at issue, the earnings multiplier benefit is equal to 40% (25% for issue ages 70 and above) of the lesser of: 1) the Maximum Base; and 2) the contract value on the claim date, minus premiums adjusted for withdrawals. If the rider is added to a Contract after issue, the earnings multiplier benefit is equal to 40% (25% for issue ages 70 and above) of the lesser of: 1) 300% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and 2) the contract value on the claim date, minus the contract value on the rider effective date minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for this feature and once selected, it may not be revoked. The earnings multiplier benefit rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit" in this prospectus.

SmartDesign Advantage -- 131799

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the income phase payment start date, we will pay the beneficiary any certain benefit remaining under the income phase payment option in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit.

The death benefits under each of the available options will continue based on the surviving spouse's age on the date that ownership changes. If death occurs within 12 months of a credit being applied, the credit will not be forfeited upon spousal continuation, and the premium credit option charge will continue. The credit will be subject to recapture upon surrender of the Contract, unless forfeited previously. If death occurs more than 12 months after the last credit was applied, any premium credit option charge will be waived for the remainder of the current three year period. The credit will not be subject to recapture upon surrender of the Contract.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

Any addition to contract value, as described above, is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, the benefit will be added to the contract value and allocated among the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the benefit will be allocated to the Liquid Assets subaccount, or its successor. The crediting of the earnings multiplier benefit will not be included in the minimum guaranteed death benefit calculation.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: 1) based on the attained age of the spouse at the time of the ownership change using current values as of that date; 2) computed as if the rider was added to the Contract after issue and after the increase; and 3) based on the Maximum Base and percentages in effect on the rider effective date. However, we may in the future permit the surviving spouse to elect to use the then current Maximum Base and percentages in the benefit calculation.

CONTINUATION AFTER DEATH -- NON SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Internal Revenue Code (the "Code"). See next section, "Required Distributions upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

SmartDesign Advantage -- 131799

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, the benefit will be added to the contract value and allocated among the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the benefit will be allocated to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Code.

If any owner of a non-qualified contract dies before the income phase payment start date, the death benefit payable to the beneficiary (calculated as described under "Death Benefit Choices" in this prospectus) will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by ING USA will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the claim date. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the income phase payment start date, we will continue to distribute any benefit payable at least as rapidly as under the income phase payment option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of the owner.

SmartDesign Advantage -- 131799

EFFECT OF MGWB ON DEATH BENEFIT

If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner's spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse's death. Please see "Minimum Guaranteed Withdrawal Benefit Rider- Death of Owner" for a description of the impact of the owner's death on the MGWB Rider.

If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. Please see "Minimum Guaranteed Withdrawal Benefit Rider".

--------------------------------------------------------------------------------
THE INCOME PHASE
--------------------------------------------------------------------------------

During the income phase, you stop contributing dollars to your contract and start receiving payments from your accumulated contract value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments, you must notify us in writing of all of the following:

      o     Payment start date;

      o Income phase payment option (see the income phase payment options table in this section);

      o Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

      o Choice of fixed, and, if available at the time an income phase payment option is selected, variable or a combination of both fixed and variable payments; and

      o Selection of an assumed net investment rate (only if variable payments are elected).

Your Contract will continue in the accumulation phase until you properly start income phase payments. Once an income phase payment option is selected, it may not be changed. Our current annuity options provide only for fixed payments.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include: your age; gender; contract value; the income phase payment option selected; the number of guaranteed payments (if any) selected; whether you select fixed, variable or a combination of both fixed and variable payments; and, for variable payments, the assumed net investment rate selected. Variable payments are not currently available.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate. Variable payments are not currently available.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

SmartDesign Advantage -- 131799

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI.

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:

      o     A first income phase payment of at least $50; and

      o     Total yearly income phase payments of at least $250.

If your contract value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first contract year, or, unless we consent, later than the later of:

      o     The first day of the month following the annuitant's 90th birthday;
            or

      o The tenth anniversary of the last premium payment made to your Contract.

Income phase payments will not begin until you have selected an income phase payment option. If income phase payments begin within the first contract year, it will be treated as a surrender, and surrender charges may apply. Failure to select an income phase payment option by the later of the annuitant's 90th birthday or the tenth anniversary of your last premium payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

      (a)   The life of the annuitant;

      (b)   The joint lives of the annuitant and beneficiary;

      (c)   A guaranteed period greater than the annuitant's life expectancy; or

      (d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 100.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the Contract will not be considered an annuity for federal tax purposes.

See "FEDERAL TAX CONSIDERATIONS" for further discussion of rules relating to income phase payments.

Charges Deducted.

      o If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See "Fees and Expenses."

      o There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase. See "Fees and Expenses."

SmartDesign Advantage -- 131799

      o If you elected the premium credit option and variable income phase payments, we may also deduct the premium credit option charge. We deduct this charge daily during the first seven contract years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See "Fees and Expenses."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your contract value, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "FEDERAL TAX CONSIDERATIONS".

PAYMENT OPTIONS.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the Contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit, if any, under the income phase payment option selected.

     -------------------------------------------------------------------------------------------------------------------
     LIFETIME INCOME PHASE PAYMENT OPTIONS
     -------------------------------------------------------------------------------------------------------------------
     Life Income            LENGTH OF  PAYMENTS:  For as long as the  annuitant  lives.  It is  possible  that only one payment will be made if the annuitant dies prior to the second payment's due date.
                            DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
     -------------------------------------------------------------------------------------------------------------------
     Life Income--          LENGTH OF PAYMENTS:  For as long as the annuitant lives, with payments  guaranteed for your
     Guaranteed             choice of 5 to 30 years or as otherwise specified in the contract.
     Payments               DEATH  BENEFIT--PAYMENT  TO THE  BENEFICIARY:  If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
     -------------------------------------------------------------------------------------------------------------------

SmartDesign Advantage -- 131799

                                       46

     -------------------------------------------------------------------------------------------------------------------
     Life Income--          LENGTH OF PAYMENTS:  For as long as either  annuitant  lives.  It is possible that only one
     Two Lives              payment will be made if both annuitants die before the second payment's due date.
                            CONTINUING PAYMENTS: When you select this option you choose for:
                            a) 100%, 66 2/3% or 50% of the payment to continue to the surviving  annuitant  after the first death; or
                            b) 100% of the payment to continue to the annuitant on the second  annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                            DEATH BENEFIT--NONE: All payments end upon the death of both annuitants.
     -------------------------------------------------------------------------------------------------------------------
     Life Income--          LENGTH OF PAYMENTS:  For as long as either annuitant lives, with payments guaranteed from 5
     Two Lives--            to 30 years or as otherwise specified in the contract.
     Guaranteed             CONTINUING  PAYMENTS:  100% of the payment to continue to the surviving annuitant after the
     Payments               first death.
                            DEATH  BENEFIT--PAYMENT  TO THE BENEFICIARY:  If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
     -------------------------------------------------------------------------------------------------------------------
     Life Income--Cash      LENGTH OF PAYMENTS: For as long as the annuitant lives.
     Refund Option          DEATH  BENEFIT--PAYMENT  TO THE BENEFICIARY:  Following the annuitant's death, we will pay a
     (limited               lump sum payment equal to the amount originally  applied to the income phase payment option
     availability--fixed     (less any applicable premium tax) and less the total amount of income payments paid.
     payments only)
     -------------------------------------------------------------------------------------------------------------------
     Life Income--Two        LENGTH OF PAYMENTS: For as long as either annuitant lives.
     Lives--Cash Refund      CONTINUING PAYMENTS: 100% of the payment to continue after the first death.
     Option (limited         DEATH  BENEFIT--PAYMENT TO THE BENEFICIARY:  When both annuitants die we will pay a lump-sum
     availability--fixed     payment  equal  to the  amount  applied  to the  income  phase  payment  option  (less  any
     payments only)          applicable premium tax) and less the total amount of income payments paid.
     -------------------------------------------------------------------------------------------------------------------
     NONLIFETIME INCOME PHASE PAYMENT OPTION
     -------------------------------------------------------------------------------------------------------------------
     Nonlifetime--          LENGTH  OF  PAYMENTS:  You may  select  payments  for 5 to 30 years  (15 to 30 years if you
     Guaranteed             elected the premium bonus option).  In certain cases a lump-sum payment may be requested at
     Payments               any time (see below).
                            DEATH  BENEFIT--PAYMENT  TO THE  BENEFICIARY:  If the annuitant  dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
     -------------------------------------------------------------------------------------------------------------------
     LUMP-SUM  PAYMENT:  If the  "Nonlifetime--Guaranteed  Payments" option is elected with variable  payments,  you may request at any time that all or a portion of the present value of the remaining  payments be paid in one lump sum.
     Any such lump-sum  payments will be treated as a withdrawal  during the accumulation  phase and we will charge any applicable  surrender  charge.  Lump-sum  payments  will be sent within seven  calendar  days after we receive the request for payment in good order at our Customer Service Center.
     -------------------------------------------------------------------------------------------------------------------

SmartDesign Advantage -- 131799

--------------------------------------------------------------------------------
OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any Market Value Adjustment (if you have invested in the Fixed Account), (ii) then, if applicable, we exclude any credit initially applied, and (iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our

SmartDesign Advantage -- 131799
discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 6.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.10% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 6.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the fee table section of this prospectus. In addition, DSI may enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Affiliated selling firms may include Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Granite Investment Services, Inc., Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING Barings Corp., ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Furman Selz Financial Services LLC, ING TT&S (U.S.) Securities, Inc.,

SmartDesign Advantage -- 131799

Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

We do not pay any additional compensation on the sale or exercise of the Earnings Multiplier Benefit Rider offered in this prospectus.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

INDUSTRY DEVELOPMENTS - TRADING

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

SmartDesign Advantage -- 131799

EXPERTS

The audited consolidated financial statements and schedules of the Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, and the statement of assets and liabilities of Separate Account B as of December 31, 2003 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are

SmartDesign Advantage -- 131799
purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF NON-QUALIFIED CONTRACTS
      TAXATION PRIOR TO DISTRIBUTION

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

            DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

            INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

            REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

            NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

      TAXATION OF DISTRIBUTIONS

            GENERAL. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up

SmartDesign Advantage -- 131799
to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the MGAB and GMWB, as well as] the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the contract.

            10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

            o     made on or after the taxpayer reaches age 59 1/2;

            o     made on or after the death of a contract owner;

            o     attributable to the taxpayer's becoming disabled; or

            o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

            TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

            o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

            o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

            o     Then, from any remaining "income on the contract"; and

            o     Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. The IRS has not provided any additional guidance on what it considers abusive. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract

SmartDesign Advantage -- 131799
directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

            DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

            ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

            IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

            MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

            WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

SmartDesign Advantage -- 131799

TAXATION OF QUALIFIED CONTRACTS

      GENERAL

      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      DISTRIBUTIONS - GENERAL

      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charge and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

      DIRECT ROLLOVERS

      If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover

SmartDesign Advantage -- 131799
distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

      CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

      Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

      INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

      All distributions from a traditional IRA are taxed as received unless either one of the following is true:

      o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

      o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

      o     Start date for distributions;

      o The time period in which all amounts in your account(s) must be distributed; or

      o     Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

SmartDesign Advantage -- 131799

      o Over your life or the joint lives of you and your designated beneficiary; or

      o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

      o     Over the life of the designated beneficiary; or

      o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

      o December 31 of the calendar year following the calendar year of your death; or

      o December 31 of the calendar year in which you would have attained age 70 1/2.

      ROTH IRAS - GENERAL

      Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

      ROTH IRAS - DISTRIBUTIONS

      A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

      o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

SmartDesign Advantage -- 131799

      o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      TAX SHELTERED ANNUITIES - GENERAL

      Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

      TAX SHELTERED ANNUITIES - LOANS

      Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

      o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

      o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

      o    Riders:

            - Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

SmartDesign Advantage -- 131799

            - Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

      TAX SHELTERED ANNUITIES - DISTRIBUTIONS

      All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

      o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
            (IRA) in accordance with the Tax Code; or

      o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

SmartDesign Advantage -- 131799

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

SmartDesign Advantage -- 131799

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

      TABLE OF CONTENTS
      Introduction
      Description of ING USA Annuity and Life Insurance Company
      Safekeeping of Assets
      The Administrator
      Independent Auditors
      Distribution of Contracts
      Performance Information
      IRA Partial Withdrawal Option
      Other Information
      Financial Statements of ING USA Annuity and Life Insurance Company
            (formerly Golden American Life Insurance Company)
      Financial Statements of ING USA Annuity and Life Insurance Company
            Separate Account B (formerly Golden American Separate Account B)

--------------------------------------------------------------------------------

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS OR THE MOST RECENT ANNUAL AND/OR QUARTERLY REPORT OF ING USA ANNUITY AND LIFE INSURANCE COMPANY, FREE OF CHARGE. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE PROSPECTUS COVER.
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME:

|_|   A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE
      ACCOUNT B

|_| A FREE COPY OF THE MOST RECENT ANNUAL AND/OR QUARTERLY REPORT OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

Please Print or Type:

                           __________________________________________________
                           NAME

                           __________________________________________________
                           SOCIAL SECURITY NUMBER

                           __________________________________________________
                           STREET ADDRESS

                           __________________________________________________
                           CITY, STATE, ZIP

SmartDesign Advantage -- 131799                                       04/30/2004
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

SmartDesign Advantage -- 131799

--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2003, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B (formerly Golden American Separate Account B) available under the Contract for the indicated periods.


                                                       2003        2002          2001
                                                ----------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.60%

     AIM V.I. DENT DEMOGRAPHIC TRENDS

         AUV at Beginning of Period                    $7.32      $10.99       $10.31 (1)
         AUV at End of Period                          $9.90       $7.32       $10.99
         Number of Accumulation Units
            Outstanding at End of Period              74,556      25,792        1,821

     AIM V.I. GROWTH

         AUV at Beginning of Period                    $7.00      $10.33       $10.00 (1)
         AUV at End of Period                          $9.02       $7.00       $10.33
         Number of Accumulation Units
            Outstanding at End of Period               6,906       1,399            0

     ALLIANCEBERNSTEIN VALUE

         AUV at Beginning of Period                    $8.58      $10.01        $9.57 (1)
         AUV at End of Period                         $10.84       $8.58       $10.01
         Number of Accumulation Units
            Outstanding at End of Period              19,097       5,318          508

     ALLIANCEBERSTEIN GROWTH & INCOME

         AUV at Beginning of Period                    $7.33       $9.59        $9.23 (1)
         AUV at End of Period                          $9.54       $7.33        $9.59
         Number of Accumulation Units
            Outstanding at End of Period              43,089      11,011            0

     ALLIANCEBERSTEINPREMIER GROWTH

         AUV at Beginning of Period                    $6.50       $9.55        $9.04 (1)
         AUV at End of Period                          $7.89       $6.50        $9.55
         Number of Accumulation Units
            Outstanding at End of Period              23,740      18,700          321

     FIDELITY VIP CONTRAFUND

         AUV at Beginning of Period                    $8.63       $9.70        $9.37 (1)
         AUV at End of Period                         $10.88       $8.63        $9.70
         Number of Accumulation Units
            Outstanding at End of Period              67,399      10,193            0

     FIDELITY VIP EQUITY--INCOME

         AUV at Beginning of Period                    $7.81       $9.58        $9.11 (1)
         AUV at End of Period                          $9.99       $7.81        $9.58
         Number of Accumulation Units
            Outstanding at End of Period             175,077      70,102            0

     FIDELITY VIP GROWTH

         AUV at Beginning of Period                    $6.35       $9.26        $8.81 (1)
         AUV at End of Period                          $8.29       $6.35        $9.26
         Number of Accumulation Units
            Outstanding at End of Period             161,545      69,148            0

     ING AMERICAN FUNDS GROWTH

         AUV at Beginning of Period                   $10.00 (5)
         AUV at End of Period                         $10.76
         Number of Accumulation Units
            Outstanding at End of Period             141,174

SmartDesign Advantage -- 131799

                                       A1

                                                       2003        2002          2001
                                                ----------------------------------------------

     ING AMERICAN FUNDS GROWTH-INCOME

         AUV at Beginning of Period                   $10.00 (5)
         AUV at End of Period                         $10.98
         Number of Accumulation Units
            Outstanding at End of Period             179,926

     ING AMERICAN FUNDS INTERNATIONAL

         AUV at Beginning of Period                   $10.00 (5)
         AUV at End of Period                         $11.61
         Number of Accumulation Units
            Outstanding at End of Period              74,169

     ING EAGLE ASSET VALUE EQUITY

         AUV at Beginning of Period                   $14.74      $18.06       $17.00 (1)
         AUV at End of Period                         $18.16      $14.74       $18.06
         Number of Accumulation Units
            Outstanding at End of Period             266,586     259,141      252,946

     ING GET FUND -- SERIES U

         AUV at Beginning of Period                   $10.00      $10.00 (3)
         AUV at End of Period                         $10.53      $10.00
         Number of Accumulation Units
            Outstanding at End of Period           1,896,117           0

     ING GET FUND -- SERIES V

         AUV at Beginning of Period                   $10.00 (4)
         AUV at End of Period                          $9.72
         Number of Accumulation Units
            Outstanding at End of Period           2,946,385

     ING GET U.S. CORE PORTFOLIO - SERIES 1

         AUV at Beginning of Period                   $10.00 (4)
         AUV at End of Period                         $10.24
         Number of Accumulation Units
            Outstanding at End of Period           2,023,884

     ING GET U.S. CORE PORTFOLIO - SERIES 2

         AUV at Beginning of Period                   $10.00 (5)
         AUV at End of Period                         $10.03
         Number of Accumulation Units
            Outstanding at End of Period           1,906,764

     ING GET U.S. CORE PORTFOLIO - SERIES 3

         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                         $10.00
         Number of Accumulation Units
            Outstanding at End of Period              99,989

     ING JANUS GROWTH AND INCOME

         AUV at Beginning of Period                    $7.02       $8.85        $8.59 (1)
         AUV at End of Period                          $8.46       $7.02        $8.85
         Number of Accumulation Units
            Outstanding at End of Period             328,257     315,171      295,864

     ING JP MORGAN FLEMING INTERNATIONAL

         AUV at Beginning of Period                   $10.00 (5)
         AUV at End of Period                         $11.87
         Number of Accumulation Units
            Outstanding at End of Period               7,837

     ING JP MORGAN FLEMING SMALL CAP EQUITY

         AUV at Beginning of Period                    $7.83      $10.00 (2)
         AUV at End of Period                         $10.35       $7.83
         Number of Accumulation Units
            Outstanding at End of Period              72,864      14,675

     ING JULIUS BAER FOREIGN

         AUV at Beginning of Period                    $8.21      $10.00 (2)
         AUV at End of Period                         $10.60       $8.21
         Number of Accumulation Units
            Outstanding at End of Period              26,857       4,278

SmartDesign Advantage -- 131799
                                       A2


                                                       2003        2002          2001
                                                ----------------------------------------------

     ING JP MORGAN MID CAP VALUE

         AUV at Beginning of Period                    $9.15      $10.00 (2)
         AUV at End of Period                         $11.71       $9.15
         Number of Accumulation Units
            Outstanding at End of Period              19,126       1,313

     ING LIQUID ASSETS

         AUV at Beginning of Period                   $15.33      $15.36       $15.35 (1)
         AUV at End of Period                         $15.20      $15.33       $15.36
         Number of Accumulation Units
            Outstanding at End of Period           1,702,971   2,297,033    2,858,557

     ING MFS CAPITAL OPPORTUNITIES

         AUV at Beginning of Period                    $6.12       $8.90        $8.29 (1)
         AUV at End of Period                          $7.71       $6.12        $8.90
         Number of Accumulation Units
            Outstanding at End of Period              19,794       9,203            0

     ING MFS GLOBAL GROWTH

         AUV at Beginning of Period                    $8.30      $10.00 (2)
         AUV at End of Period                         $10.77       $8.30
         Number of Accumulation Units
            Outstanding at End of Period               9,450           0

     ING MFS RESEARCH

         AUV at Beginning of Period                   $14.88      $20.13       $19.26 (1)
         AUV at End of Period                         $18.24      $14.88       $20.13
         Number of Accumulation Units
            Outstanding at End of Period             726,673     838,521    1,029,431

     ING MFS TOTAL RETURN

         AUV at Beginning of Period                   $18.91      $20.25       $19.80 (1)
         AUV at End of Period                         $21.73      $18.91       $20.25
         Number of Accumulation Units
            Outstanding at End of Period             932,450     859,682      856,471

     ING PIMCO CORE BOND

         AUV at Beginning of Period                   $12.49      $11.68       $11.96 (1)
         AUV at End of Period                         $12.88      $12.49       $11.68
         Number of Accumulation Units
            Outstanding at End of Period             642,677     689,475      227,627

     ING VAN KAMPEN COMSTOCK

         AUV at Beginning of Period                    $8.29      $10.00 (2)
         AUV at End of Period                         $10.58       $8.29
         Number of Accumulation Units
            Outstanding at End of Period              43,375       4,117

     ING VP CONVERTIBLE

         AUV at Beginning of Period                    $9.61      $10.49       $10.39 (1)
         AUV at End of Period                         $12.01       $9.61       $10.49
         Number of Accumulation Units
            Outstanding at End of Period              18,145       1,418            0

     ING VP INDEX + LARGECAP

         AUV at Beginning of Period                    $7.21       $9.37        $9.08 (1)
         AUV at End of Period                          $8.93       $7.21        $9.37
         Number of Accumulation Units
            Outstanding at End of Period              68,649      12,558            0

     ING VP INDEX + MIDCAP

         AUV at Beginning of Period                    $8.53       $9.88        $9.14 (1)
         AUV at End of Period                         $11.09       $8.53        $9.88
         Number of Accumulation Units
            Outstanding at End of Period             139,798      13,930            0

     ING VP INDEX + SMALLCAP

         AUV at Beginning of Period                    $8.59      $10.08        $9.15 (1)
         AUV at End of Period                         $11.48       $8.59       $10.08
         Number of Accumulation Units
            Outstanding at End of Period             139,269      24,464            0

SmartDesign Advantage -- 131799
                                       A3


                                                       2003        2002          2001
                                                ----------------------------------------------

     ING VP LARGECAP GROWTH

         AUV at Beginning of Period                    $6.15       $9.59        $9.31 (1)
         AUV at End of Period                          $8.05       $6.15        $9.59
         Number of Accumulation Units
            Outstanding at End of Period               5,005       4,325            0

     ING VP MAGNACAP

         AUV at Beginning of Period                    $7.08       $9.34        $9.03 (1)
         AUV at End of Period                          $9.10       $7.08        $9.34
         Number of Accumulation Units
            Outstanding at End of Period              56,265      17,210        4,692

     ING VP VALUE OPPORTUNITY

         AUV at Beginning of Period                    $6.55       $9.01        $8.77 (1)
         AUV at End of Period                          $8.01       $6.55        $9.01
         Number of Accumulation Units
            Outstanding at End of Period              10,997       1,313            0

     ING VIT WORLDWIDE GROWTH

         AUV at Beginning of Period                    $5.18       $7.00        $6.82 (1)
         AUV at End of Period                          $6.58       $5.18        $7.00
         Number of Accumulation Units
            Outstanding at End of Period             123,771     116,509      135,472

     INVESCO VIF HEALTH SCIENCES

         AUV at Beginning of Period                    $7.63      $10.26       $10.26 (1)
         AUV at End of Period                          $9.59       $7.63       $10.26
         Number of Accumulation Units
            Outstanding at End of Period             105,120      35,810        3,133

     INVESCO VIF LEISURE FUND

         AUV at Beginning of Period                    $8.43       10.00 (2)
         AUV at End of Period                         $10.67        8.43
         Number of Accumulation Units
            Outstanding at End of Period              57,182       1,464

     INVESCO VIF FINANCIAL SERVICES

         AUV at Beginning of Period                    $7.83       $9.36        $8.88 (1)
         AUV at End of Period                          $9.99       $7.83        $9.36
         Number of Accumulation Units
            Outstanding at End of Period              45,810      44,675        8,703

     INVESCO VIF UTILITIES

         AUV at Beginning of Period                    $6.35       $8.10        $8.10 (1)
         AUV at End of Period                          $7.34       $6.35        $8.10
         Number of Accumulation Units
            Outstanding at End of Period              99,200      18,052          960

     JANUS ASPEN SERIES WORLDWIDE GROWTH

         AUV at Beginning of Period                    $6.84       $9.36        $8.88 (1)
         AUV at End of Period                          $8.33        6.84         9.36
         Number of Accumulation Units
            Outstanding at End of Period              12,510       3,937            0

     JENNISON

         AUV at Beginning of Period                    $4.25       $6.27        $5.91 (1)
         AUV at End of Period                          $5.42       $4.25        $6.27
         Number of Accumulation Units
            Outstanding at End of Period             204,235     222,330      244,934

     PIMCO HIGH YIELD

         AUV at Beginning of Period                    $9.75      $10.03        $9.89 (1)
         AUV at End of Period                         $11.78       $9.75       $10.03
         Number of Accumulation Units
            Outstanding at End of Period             796,025     657,118      673,993

     PIONEER FUND

         AUV at Beginning of Period                    $7.45       $9.38        $9.02 (1)
         AUV at End of Period                          $9.05       $7.45        $9.38
         Number of Accumulation Units
            Outstanding at End of Period              73,198      62,576        4,756

SmartDesign Advantage -- 131799
                                       A4


                                                       2003        2002          2001
                                                ----------------------------------------------

     PIONEER SMALL COMPANY

         AUV at Beginning of Period                    $7.81       $9.58        $8.79 (1)
         AUV at End of Period                          $9.62       $7.81        $9.58
         Number of Accumulation Units
            Outstanding at End of Period              25,665      13,596          536

     PUTNAM VT GROWTH & INCOME

         AUV at Beginning of Period                    $7.40       $9.29        $8.92 (1)
         AUV at End of Period                          $9.28       $7.40        $9.29
         Number of Accumulation Units
            Outstanding at End of Period              12,772         614            0

     PUTNAM VT INTERNATIONAL GROWTH & INCOME

         AUV at Beginning of Period                    $8.03       $9.46        $9.20 (1)
         AUV at End of Period                         $10.89       $8.03        $9.46
         Number of Accumulation Units
            Outstanding at End of Period               9,609       7,080            0

     PUTNAM VT DISCOVERY GROWTH

         AUV at Beginning of Period                    $6.06       $8.75        $8.08 (1)
         AUV at End of Period                          $7.87       $6.06        $8.75
         Number of Accumulation Units
            Outstanding at End of Period              19,279       5,243            0

     SP JENNISON INTERNATIONAL GROWTH

         AUV at Beginning of Period                    $4.10       $5.40        $5.26 (1)
         AUV at End of Period                          $5.61       $4.10        $5.40
         Number of Accumulation Units
            Outstanding at End of Period             110,259      46,747       42,844

     UBS TACTICAL ALLOCATION

         AUV at Beginning of Period                    $7.12       $9.39        $9.03 (1)
         AUV at End of Period                          $8.92       $7.12        $9.39
         Number of Accumulation Units
            Outstanding at End of Period              20,061       4,476          536

     FOOTNOTES

      (1)   Fund First Available during November 2001
      (2)   Fund First Available during May 2002
      (3)   Fund First Available during December 2002
      (4)   Fund First Available during June 2003
      (5)   Fund First Available during September 2003
      (6)   Fund First Available during December 2003

                                                       2003         2002         2001
                                                --------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.80 %

     AIM V.I. DENT DEMOGRAPHIC TRENDS

         AUV at Beginning of Period                    $7.31      $10.98       $10.30 (1)
         AUV at End of Period                          $9.85       $7.31       $10.98
         Number of Accumulation Units
            Outstanding at End of Period             574,799     144,580        7,111

     AIM V.I. GROWTH

         AUV at Beginning of Period                    $6.98      $10.33        $9.99 (1)
         AUV at End of Period                          $8.98       $6.98       $10.33
         Number of Accumulation Units
            Outstanding at End of Period              13,260       6,966            0

     ALLIANCEBERNSTEIN VALUE

         AUV at Beginning of Period                    $8.55      $10.00        $9.56 (1)
         AUV at End of Period                         $10.79       $8.55       $10.00
         Number of Accumulation Units
            Outstanding at End of Period               8,464       8,585            0

     ALLIANCEBERSTEIN GROWTH & INCOME

         AUV at Beginning of Period                    $7.31       $9.58        $9.22 (1)
         AUV at End of Period                          $9.49       $7.31        $9.58
         Number of Accumulation Units
            Outstanding at End of Period              21,387       5,073            0

SmartDesign Advantage -- 131799
                                       A5


                                                       2003        2002          2001
                                                ----------------------------------------------

     ALLIANCEBERSTEIN PREMIER GROWTH

         AUV at Beginning of Period                    $6.48       $9.54        $9.03 (1)
         AUV at End of Period                          $7.85       $6.48        $9.54
         Number of Accumulation Units
            Outstanding at End of Period              11,631       4,096            0

     FIDELITY VIP CONTRAFUND

         AUV at Beginning of Period                    $8.60       $9.69        $9.36 (1)
         AUV at End of Period                         $10.83       $8.60        $9.69
         Number of Accumulation Units
            Outstanding at End of Period              45,391       8,870            0

     FIDELITY VIP EQUITY--INCOME

         AUV at Beginning of Period                    $7.79       $9.57        $9.10 (1)
         AUV at End of Period                          $9.94       $7.79        $9.57
         Number of Accumulation Units
            Outstanding at End of Period           1,180,858     178,752            0

     FIDELITY VIP GROWTH

         AUV at Beginning of Period                    $6.33       $9.25        $8.80 (1)
         AUV at End of Period                          $8.25       $6.33        $9.25
         Number of Accumulation Units
            Outstanding at End of Period           2,329,442     244,586          652

     ING AMERICAN FUNDS GROWTH

         AUV at Beginning of Period                   $10.00 (5)
         AUV at End of Period                         $10.76
         Number of Accumulation Units
            Outstanding at End of Period             913,862

     ING AMERICAN FUNDS GROWTH-INCOME

         AUV at Beginning of Period                   $10.00 (5)
         AUV at End of Period                         $10.98
         Number of Accumulation Units
            Outstanding at End of Period             724,335

     ING AMERICAN FUNDS INTERNATIONAL

         AUV at Beginning of Period                   $10.00 (5)
         AUV at End of Period                         $11.60
         Number of Accumulation Units
            Outstanding at End of Period             261,151

     ING EAGLE ASSET VALUE EQUITY

         AUV at Beginning of Period                   $14.50      $17.80       $16.77 (1)
         AUV at End of Period                         $17.84      $14.50       $17.80
         Number of Accumulation Units
            Outstanding at End of Period             983,871     923,702      706,803

     ING GET FUND -- SERIES U

         AUV at Beginning of Period                   $10.00      $10.00 (3)
         AUV at End of Period                         $10.50      $10.00
         Number of Accumulation Units
            Outstanding at End of Period             434,915       1,187

     ING GET FUND -- SERIES V

         AUV at Beginning of Period                   $10.00 (4)
         AUV at End of Period                          $9.70
         Number of Accumulation Units
            Outstanding at End of Period             653,999

     ING GET U.S. CORE PORTFOLIO - SERIES 1

         AUV at Beginning of Period                   $10.00 (4)
         AUV at End of Period                         $10.23
         Number of Accumulation Units
            Outstanding at End of Period             588,194

     ING GET U.S. CORE PORTFOLIO - SERIES 2

         AUV at Beginning of Period                   $10.00 (5)
         AUV at End of Period                         $10.02
         Number of Accumulation Units
            Outstanding at End of Period             495,513

SmartDesign Advantage -- 131799
                                       A6


                                                       2003        2002          2001
                                                ----------------------------------------------

     ING GET U.S. CORE PORTFOLIO - SERIES 3

         AUV at Beginning of Period                   $10.00 (7)
         AUV at End of Period                         $10.00
         Number of Accumulation Units
            Outstanding at End of Period              35,584

     ING JANUS GROWTH AND INCOME

         AUV at Beginning of Period                    $6.99       $8.83        $8.58 (1)
         AUV at End of Period                          $8.41       $6.99        $8.83
         Number of Accumulation Units
            Outstanding at End of Period           3,698,410   2,513,591    1,282,147

     ING JP MORGAN FLEMING INTERNATIONAL

         AUV at Beginning of Period                   $10.00 (5)
         AUV at End of Period                         $11.86
         Number of Accumulation Units
            Outstanding at End of Period              80,497

     ING JP MORGAN FLEMING SMALL CAP EQUITY

         AUV at Beginning of Period                    $7.82      $10.00 (2)
         AUV at End of Period                         $10.31       $7.82
         Number of Accumulation Units
            Outstanding at End of Period             681,441      95,249

     ING JP MORGAN MID CAP VALUE

         AUV at Beginning of Period                    $9.14      $10.00 (2)
         AUV at End of Period                         $11.67       $9.14
         Number of Accumulation Units
            Outstanding at End of Period              11,473         106

     ING JULIUS BAER FOREIGN

         AUV at Beginning of Period                    $8.20      $10.00 (2)
         AUV at End of Period                         $10.57       $8.20
         Number of Accumulation Units
            Outstanding at End of Period             268,993      51,442

     ING LIQUID ASSETS

         AUV at Beginning of Period                   $14.91      $14.96       $14.96 (1)
         AUV at End of Period                         $14.75      $14.91       $14.96
         Number of Accumulation Units
            Outstanding at End of Period           5,614,607  10,613,768    9,752,616

     ING MFS CAPITAL OPPORTUNITIES

         AUV at Beginning of Period                    $6.10       $8.89        $8.29 (1)
         AUV at End of Period                          $7.67       $6.10        $8.89
         Number of Accumulation Units
            Outstanding at End of Period              18,605       1,496            0

     ING MFS GLOBAL GROWTH

         AUV at Beginning of Period                    $8.29      $10.00 (2)
         AUV at End of Period                         $10.73       $8.29
         Number of Accumulation Units
            Outstanding at End of Period               1,219         110

     ING MFS RESEARCH

         AUV at Beginning of Period                   $14.64      $19.84       $18.98 (1)
         AUV at End of Period                         $17.91      $14.64       $19.84
         Number of Accumulation Units
            Outstanding at End of Period           2,135,321   2,132,959    1,666,295

     ING MFS TOTAL RETURN

         AUV at Beginning of Period                   $18.60      $19.96       $19.51 (1)
         AUV at End of Period                         $21.32      $18.60       $19.96
         Number of Accumulation Units
            Outstanding at End of Period           4,841,190   3,921,172    2,673,135

     ING PIMCO CORE BOND

         AUV at Beginning of Period                   $12.29      $11.51       $11.78 (1)
         AUV at End of Period                         $12.64      $12.29       $11.51
         Number of Accumulation Units
            Outstanding at End of Period           4,187,288   3,457,226      958,057

SmartDesign Advantage -- 131799
                                       A7


                                                       2003        2002          2001
                                                ----------------------------------------------

     ING SALOMON BROTHERS AGGRESSIVE GROWTH

         AUV at Beginning of Period                   $10.00 (5)
         AUV at End of Period                         $10.80
         Number of Accumulation Units
            Outstanding at End of Period             147,757

     ING VAN KAMPEN COMSTOCK

         AUV at Beginning of Period                    $8.28      $10.00 (2)
         AUV at End of Period                         $10.54       $8.28
         Number of Accumulation Units
            Outstanding at End of Period              19,929       1,649

     ING VP CONVERTIBLE

         AUV at Beginning of Period                    $9.58      $10.48       $10.38 (1)
         AUV at End of Period                         $11.95       $9.58       $10.48
         Number of Accumulation Units
            Outstanding at End of Period               3,860         571            0

     ING VP INDEX + LARGECAP

         AUV at Beginning of Period                    $7.19       $9.36        $9.08 (1)
         AUV at End of Period                          $8.89       $7.19        $9.36
         Number of Accumulation Units
            Outstanding at End of Period             335,685       6,180            0

     ING VP INDEX + MIDCAP

         AUV at Beginning of Period                    $8.51       $9.87        $9.14 (1)
         AUV at End of Period                         $11.03       $8.51        $9.87
         Number of Accumulation Units
            Outstanding at End of Period              25,111       7,367            0

     ING VP INDEX + SMALLCAP

         AUV at Beginning of Period                    $8.57      $10.07        $9.15 (1)
         AUV at End of Period                         $11.43       $8.57       $10.07
         Number of Accumulation Units
            Outstanding at End of Period              56,252       3,623            0

     ING VP LARGECAP GROWTH

         AUV at Beginning of Period                    $6.13       $9.58        $9.31 (1)
         AUV at End of Period                          $8.01       $6.13        $9.58
         Number of Accumulation Units
            Outstanding at End of Period                 381         148            0

     ING VP MAGNACAP

         AUV at Beginning of Period                    $7.05       $9.33        $9.02 (1)
         AUV at End of Period                          $9.05       $7.05        $9.33
         Number of Accumulation Units
            Outstanding at End of Period             304,573     190,987      102,246

     ING VP VALUE OPPORTUNITY

         AUV at Beginning of Period                    $6.53       $9.00        $8.76 (1)
         AUV at End of Period                          $7.97       $6.53        $9.00
         Number of Accumulation Units
            Outstanding at End of Period               4,693       1,589            0

     ING VIT WORLDWIDE GROWTH

         AUV at Beginning of Period                    $5.15       $6.98        $6.80 (1)
         AUV at End of Period                          $6.53       $5.15        $6.98
         Number of Accumulation Units
            Outstanding at End of Period             910,436     598,428      468,772

     INVESCO VIF HEALTH SCIENCES

         AUV at Beginning of Period                    $7.61      $10.25       $10.26 (1)
         AUV at End of Period                          $9.54       $7.61       $10.25
         Number of Accumulation Units
            Outstanding at End of Period             833,580     375,102       25,836

     INVESCO VIF LEISURE

         AUV at Beginning of Period                    $8.42      $10.00 (2)
         AUV at End of Period                         $10.63       $8.42
         Number of Accumulation Units
            Outstanding at End of Period             301,537      54,250

SmartDesign Advantage -- 131799
                                       A8


                                                       2003        2002          2001
                                                ----------------------------------------------

     INVESCO VIF FINANCIAL SERVICES

         AUV at Beginning of Period                    $7.81       $9.35        $8.88 (1)
         AUV at End of Period                          $9.94       $7.81        $9.35
         Number of Accumulation Units
            Outstanding at End of Period             612,566     284,060       18,560

     INVESCO VIF UTILITIES

         AUV at Beginning of Period                    $6.33       $8.09        $8.10 (1)
         AUV at End of Period                          $7.30       $6.33        $8.09
         Number of Accumulation Units
            Outstanding at End of Period             360,781     167,758       16,134

     JANUS ASPEN SERIES WORLDWIDE GROWTH

         AUV at Beginning of Period                    $6.82       $9.35        $8.87 (1)
         AUV at End of Period                          $8.28       $6.82        $9.35
         Number of Accumulation Units
            Outstanding at End of Period               8,419       2,894          661

     JENNISON

         AUV at Beginning of Period                    $4.23       $6.25        $5.89 (1)
         AUV at End of Period                          $5.38       $4.23        $6.25
         Number of Accumulation Units
            Outstanding at End of Period             981,934     934,116    1,102,268

     PIONEER FUND

         AUV at Beginning of Period                    $7.43       $9.37        $9.02 (1)
         AUV at End of Period                          $9.00       $7.43        $9.37
         Number of Accumulation Units
            Outstanding at End of Period             648,278     229,508       22,142

     PIMCO HIGH YIELD

         AUV at Beginning of Period                    $9.66       $9.95        $9.82 (1)
         AUV at End of Period                         $11.65       $9.66        $9.95
         Number of Accumulation Units
            Outstanding at End of Period           5,849,065   3,639,546    1,847,566

     PIONEER SMALL CO

         AUV at Beginning of Period                    $7.79       $9.57        $8.79 (1)
         AUV at End of Period                          $9.57       $7.79        $9.57
         Number of Accumulation Units
            Outstanding at End of Period              10,611      11,750          655

     PROFUNDS RISING RATES OPPORTUNITY

         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                          $9.35
         Number of Accumulation Units
            Outstanding at End of Period             108,486

     PUTNAM VT GROWTH & INCOME

         AUV at Beginning of Period                    $7.38       $9.27        $8.91 (1)
         AUV at End of Period                          $9.23       $7.38        $9.27
         Number of Accumulation Units
            Outstanding at End of Period               3,673       3,519            0

     PUTNAM VT INTERNATIONAL GROWTH & INCOME

         AUV at Beginning of Period                    $8.00       $9.45        $9.19 (1)
         AUV at End of Period                         $10.84       $8.00        $9.45
         Number of Accumulation Units
            Outstanding at End of Period               2,853         743            0

     PUTNAM VT DISCOVERY GROWTH

         AUV at Beginning of Period                    $6.04       $8.74        $8.07 (1)
         AUV at End of Period                          $7.83       $6.04        $8.74
         Number of Accumulation Units
            Outstanding at End of Period               3,870       2,365          686

     SP JENNISON INTERNATIONAL GROWTH

         AUV at Beginning of Period                    $4.08       $5.38        $5.25 (1)
         AUV at End of Period                          $5.57       $4.08        $5.38
         Number of Accumulation Units
            Outstanding at End of Period           1,299,827     360,089      212,147

SmartDesign Advantage -- 131799
                                       A9


                                                       2003        2002          2001
                                                ----------------------------------------------

     UBS TACTICAL ALLOCATION

         AUV at Beginning of Period                    $7.10       $9.38        $9.02 (1)
         AUV at End of Period                          $8.88       $7.10        $9.38
         Number of Accumulation Units
            Outstanding at End of Period              12,331           0            0

     FOOTNOTES

      (1)   Fund First Available during November 2001
      (2)   Fund First Available during May 2002
      (3)   Fund First Available during December 2002
      (4)   Fund First Available during June 2003
      (5)   Fund First Available during September 2003
      (6)   Fund First Available during October 2003
      (7)   Fund First Available during December 2003

                                                       2003        2002          2001
                                                --------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.95 %

     AIM V.I. DENT DEMOGRAPHIC TRENDS

         AUV at Beginning of Period                    $7.29      $10.98       $10.30 (1)
         AUV at End of Period                          $9.82       $7.29       $10.98
         Number of Accumulation Units
            Outstanding at End of Period              19,072       2,381            0

     AIM V.I. GROWTH

         AUV at Beginning of Period                    $6.97      $10.32        $9.99 (1)
         AUV at End of Period                          $8.95       $6.97       $10.32
         Number of Accumulation Units
            Outstanding at End of Period               3,567         985            0

     ALLIANCEBERNSTEIN VALUE

         AUV at Beginning of Period                    $8.53      $10.00        $9.56 (1)
         AUV at End of Period                         $10.75       $8.53       $10.00
         Number of Accumulation Units
            Outstanding at End of Period              26,194       5,499            0

     ALLIANCEBERSTEIN GROWTH & INCOME

         AUV at Beginning of Period                    $7.29       $9.57        $9.22 (1)
         AUV at End of Period                          $9.45       $7.29        $9.57
         Number of Accumulation Units
            Outstanding at End of Period              51,953       2,049            0

     ALLIANCEBERSTEIN PREMIER GROWTH

         AUV at Beginning of Period                    $6.47       $9.54        $9.03 (1)
         AUV at End of Period                          $7.82       $6.47        $9.54
         Number of Accumulation Units
            Outstanding at End of Period               2,871         242            0

     FIDELITY VIP CONTRAFUND

         AUV at Beginning of Period                    $8.58       $9.68        $9.36 (1)
         AUV at End of Period                         $10.79       $8.58        $9.68
         Number of Accumulation Units
            Outstanding at End of Period              93,715      19,392            0

     FIDELITY VIP EQUITY--INCOME

         AUV at Beginning of Period                    $7.77       $9.57        $9.10 (1)
         AUV at End of Period                          $9.91       $7.77        $9.57
         Number of Accumulation Units
            Outstanding at End of Period              58,993       9,459            0

     FIDELITY VIP GROWTH

         AUV at Beginning of Period                    $6.32       $9.25        $8.80 (1)
         AUV at End of Period                          $8.21       $6.32        $9.25
         Number of Accumulation Units
            Outstanding at End of Period              63,607       7,613            0

     ING AMERICAN FUNDS GROWTH

         AUV at Beginning of Period                   $10.00 (5)
         AUV at End of Period                         $10.75
         Number of Accumulation Units
            Outstanding at End of Period              72,592

SmartDesign Advantage -- 131799
                                       A10


                                                       2003        2002          2001
                                                ----------------------------------------------

     ING AMERICAN FUNDS GROWTH-INCOME

         AUV at Beginning of Period                   $10.00 (5)
         AUV at End of Period                         $10.97
         Number of Accumulation Units
            Outstanding at End of Period              63,213

     ING AMERICAN FUNDS INTERNATIONAL

         AUV at Beginning of Period                   $10.00 (5)
         AUV at End of Period                         $11.60
         Number of Accumulation Units
            Outstanding at End of Period              17,513

     ING EAGLE ASSET VALUE EQUITY

         AUV at Beginning of Period                   $14.32      $17.61       $16.59 (1)
         AUV at End of Period                         $17.59      $14.32       $17.61
         Number of Accumulation Units
            Outstanding at End of Period              15,780       5,517            0

     ING GET FUND -- SERIES U

         AUV at Beginning of Period                    $9.99      $10.00 (3)
         AUV at End of Period                         $10.49       $9.99
         Number of Accumulation Units
            Outstanding at End of Period             415,852           0

     ING GET FUND -- SERIES V

         AUV at Beginning of Period                   $10.00 (4)
         AUV at End of Period                          $9.69
         Number of Accumulation Units
            Outstanding at End of Period             917,111

     ING GET U.S. CORE PORTFOLIO - SERIES 1

         AUV at Beginning of Period                   $10.00 (4)
         AUV at End of Period                         $10.22
         Number of Accumulation Units
            Outstanding at End of Period             569,199

     ING GET U.S. CORE PORTFOLIO - SERIES 2

         AUV at Beginning of Period                   $10.00 (5)
         AUV at End of Period                         $10.02
         Number of Accumulation Units
            Outstanding at End of Period             267,014

     ING GET U.S. CORE PORTFOLIO - SERIES 3

         AUV at Beginning of Period                   $10.00 (7)
         AUV at End of Period                          $9.99
         Number of Accumulation Units
            Outstanding at End of Period               2,302

     ING JANUS GROWTH AND INCOME

         AUV at Beginning of Period                    $6.96       $8.81        $8.56 (1)
         AUV at End of Period                          $8.37       $6.96        $8.81
         Number of Accumulation Units
            Outstanding at End of Period              26,957       5,288            0

     ING JP MORGAN FLEMING INTERNATIONAL

         AUV at Beginning of Period                   $10.00 (5)
         AUV at End of Period                         $11.85
         Number of Accumulation Units
            Outstanding at End of Period               8,655

     ING JP MORGAN FLEMING SMALL CAP EQUITY

         AUV at Beginning of Period                    $7.82      $10.00 (2)
         AUV at End of Period                         $10.29       $7.82
         Number of Accumulation Units
            Outstanding at End of Period              26,587       2,108

     ING JP MORGAN MID CAP VALUE

         AUV at Beginning of Period                    $9.13      $10.00 (2)
         AUV at End of Period                         $11.64       $9.13
         Number of Accumulation Units
            Outstanding at End of Period              37,877         279

SmartDesign Advantage -- 131799
                                       A11


                                                       2003        2002          2001
                                                ----------------------------------------------

     ING JULIUS BAER FOREIGN

         AUV at Beginning of Period                    $8.19      $10.00 (2)
         AUV at End of Period                         $10.54       $8.19
         Number of Accumulation Units
            Outstanding at End of Period              20,511         467

     ING LIQUID ASSETS

         AUV at Beginning of Period                   $14.64      $14.72       $14.72 (1)
         AUV at End of Period                         $14.46      $14.64       $14.72
         Number of Accumulation Units
            Outstanding at End of Period              66,946      19,321           92

     ING MFS CAPITAL OPPORTUNITIES

         AUV at Beginning of Period                    $6.08       $8.89        $8.29 (1)
         AUV at End of Period                          $7.64       $6.08        $8.89
         Number of Accumulation Units
            Outstanding at End of Period              25,224       6,820            0

     ING MFS GLOBAL GROWTH

         AUV at Beginning of Period                    $8.28      $10.00 (2)
         AUV at End of Period                         $10.70       $8.28
         Number of Accumulation Units
            Outstanding at End of Period                 678           0

     ING MFS RESEARCH

         AUV at Beginning of Period                   $14.45      $19.62       $18.78 (1)
         AUV at End of Period                         $17.65      $14.45       $19.62
         Number of Accumulation Units
            Outstanding at End of Period              12,028       1,028           23

     ING MFS TOTAL RETURN

         AUV at Beginning of Period                   $18.37      $19.74       $19.30 (1)
         AUV at End of Period                         $21.02      $18.37       $19.74
         Number of Accumulation Units
            Outstanding at End of Period              50,717      19,957          470

     ING PIMCO CORE BOND

         AUV at Beginning of Period                   $12.13      $11.39       $11.66 (1)
         AUV at End of Period                         $12.46      $12.13       $11.39
         Number of Accumulation Units
            Outstanding at End of Period             105,747      32,108            0

     ING SALOMON BROTHERS AGGRESSIVE GROWTH

         AUV at Beginning of Period                   $10.00 (5)
         AUV at End of Period                         $10.79
         Number of Accumulation Units
            Outstanding at End of Period               5,105

     ING VAN KAMPEN COMSTOCK

         AUV at Beginning of Period                    $8.27      $10.00 (2)
         AUV at End of Period                         $10.51       $8.27
         Number of Accumulation Units
            Outstanding at End of Period              33,231       4,189

     ING VP CONVERTIBLE

         AUV at Beginning of Period                    $9.56      $10.47       $10.38 (1)
         AUV at End of Period                         $11.90       $9.56       $10.47
         Number of Accumulation Units
            Outstanding at End of Period               8,981       2,963            0

     ING VP INDEX + LARGECAP

         AUV at Beginning of Period                    $7.18       $9.35        $9.07 (1)
         AUV at End of Period                          $8.86       $7.18        $9.35
         Number of Accumulation Units
            Outstanding at End of Period              74,850       3,964            0

     ING VP INDEX + MIDCAP

         AUV at Beginning of Period                    $8.49       $9.86        $9.13 (1)
         AUV at End of Period                         $10.99       $8.49        $9.86
         Number of Accumulation Units
            Outstanding at End of Period              52,557      19,361            0

SmartDesign Advantage -- 131799
                                       A12


                                                       2003        2002          2001
                                                ----------------------------------------------

     ING VP INDEX + SMALLCAP

         AUV at Beginning of Period                    $8.55      $10.06        $9.14 (1)
         AUV at End of Period                         $11.38       $8.55       $10.06
         Number of Accumulation Units
            Outstanding at End of Period              37,589       3,254            0

     ING VP LARGECAP GROWTH

         AUV at Beginning of Period                    $6.12       $9.57        $9.30 (1)
         AUV at End of Period                          $7.98       $6.12        $9.57
         Number of Accumulation Units
            Outstanding at End of Period              12,568           0            0

     ING VP MAGNACAP

         AUV at Beginning of Period                    $7.04       $9.32        $9.01 (1)
         AUV at End of Period                          $9.02       $7.04        $9.32
         Number of Accumulation Units
            Outstanding at End of Period              16,409           0            0

     ING VP VALUE OPPORTUNITY

         AUV at Beginning of Period                    $6.52       $9.00        $8.76 (1)
         AUV at End of Period                          $7.94       $6.52        $9.00
         Number of Accumulation Units
            Outstanding at End of Period               4,824       2,347            0

     ING VIT WORLDWIDE GROWTH

         AUV at Beginning of Period                    $5.13       $6.96        $6.78 (1)
         AUV at End of Period                          $6.50       $5.13        $6.96
         Number of Accumulation Units
            Outstanding at End of Period               3,247       1,003            0

     INVESCO VIF HEALTH SCIENCES

         AUV at Beginning of Period                    $7.59      $10.25       $10.25 (1)
         AUV at End of Period                          $9.51       $7.59       $10.25
         Number of Accumulation Units
            Outstanding at End of Period               9,822       2,088            0

     INVESCO VIF LEISURE

         AUV at Beginning of Period                    $8.41      $10.00 (2)
         AUV at End of Period                         $10.61       $8.41
         Number of Accumulation Units
            Outstanding at End of Period               6,530         758

     INVESCO VIF FINANCIAL SERVICES

         AUV at Beginning of Period                    $7.79       $9.34        $8.87 (1)
         AUV at End of Period                          $9.90       $7.79        $9.34
         Number of Accumulation Units
            Outstanding at End of Period               7,391         667            0

     INVESCO VIF UTILITIES

         AUV at Beginning of Period                    $6.32       $8.09        $8.09 (1)
         AUV at End of Period                          $7.28       $6.32        $8.09
         Number of Accumulation Units
            Outstanding at End of Period              10,109       2,188            0

     JANUS ASPEN SERIES WORLDWIDE GROWTH

         AUV at Beginning of Period                    $6.81       $9.34        $8.87 (1)
         AUV at End of Period                          $8.25       $6.81        $9.34
         Number of Accumulation Units
            Outstanding at End of Period              14,735       5,872            0

     JENNISON

         AUV at Beginning of Period                    $4.21       $6.24        $5.87 (1)
         AUV at End of Period                          $5.35       $4.21        $6.24
         Number of Accumulation Units
            Outstanding at End of Period               3,603       5,385            0

     PIMCO HIGH YIELD

         AUV at Beginning of Period                    $9.59       $9.90        $9.77 (1)
         AUV at End of Period                         $11.55       $9.59        $9.90
         Number of Accumulation Units
            Outstanding at End of Period              57,614       4,447            0

SmartDesign Advantage -- 131799
                                       A13


                                                       2003        2002          2001
                                                ----------------------------------------------

     PIONEER FUND

         AUV at Beginning of Period                    $7.41       $9.36        $9.01 (1)
         AUV at End of Period                          $8.97       $7.41        $9.36
         Number of Accumulation Units
            Outstanding at End of Period              37,110       6,687            0

     PIONEER SMALL COMPANY

         AUV at Beginning of Period                    $7.77       $9.57        $8.78 (1)
         AUV at End of Period                          $9.54       $7.77        $9.57
         Number of Accumulation Units
            Outstanding at End of Period              19,670      16,355            0

     PROFUND VP RISING RATES OPPORTUNITY

         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                          $9.35
         Number of Accumulation Units
            Outstanding at End of Period               2,001

     PUTNAM VT GROWTH & INCOME

         AUV at Beginning of Period                    $7.36       $9.26        $8.90 (1)
         AUV at End of Period                          $9.19       $7.36        $9.26
         Number of Accumulation Units
            Outstanding at End of Period               5,775       1,355            0

     PUTNAM VT INTERNATIONAL GROWTH & INCOME

         AUV at Beginning of Period                    $7.98       $9.44        $9.19 (1)
         AUV at End of Period                         $10.80       $7.98        $9.44
         Number of Accumulation Units
            Outstanding at End of Period              18,931       4,604            0

     PUTNAM VT DISCOVERY GROWTH

         AUV at Beginning of Period                    $6.03       $8.73        $8.07 (1)
         AUV at End of Period                          $7.80       $6.03        $8.73
         Number of Accumulation Units
            Outstanding at End of Period              19,785       3,579            0

     SP JENNISON INTERNATIONAL GROWTH

         AUV at Beginning of Period                    $4.06       $5.37        $5.24 (1)
         AUV at End of Period                          $5.54       $4.06        $5.37
         Number of Accumulation Units
            Outstanding at End of Period               8,883       3,559            0

     UBS TACTICAL ALLOCATION

         AUV at Beginning of Period                    $7.08       $9.38        $9.02 (1)
         AUV at End of Period                          $8.85       $7.08        $9.38
         Number of Accumulation Units
            Outstanding at End of Period               9,989       9,384            0

     FOOTNOTES

      (1)   Fund First Available during November 2001
      (2)   Fund First Available during May 2002
      (3)   Fund First Available during December 2002
      (4)   Fund First Available during June 2003
      (5)   Fund First Available during September 2003
      (6)   Fund First Available during October 2003
      (7)   Fund First Available during December 2003

                                                       2003         2002         2001
                                                --------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 2.20 %

     AIM V.I. DENT DEMOGRAPHIC TRENDS

         AUV at Beginning of Period                    $7.27      $10.97       $10.30 (1)
         AUV at End of Period                          $9.77       $7.27       $10.97
         Number of Accumulation Units
            Outstanding at End of Period              28,041       9,033            0

     AIM V.I. GROWTH

         AUV at Beginning of Period                    $6.95      $10.32        $9.99 (1)
         AUV at End of Period                          $8.90       $6.95       $10.32
         Number of Accumulation Units
            Outstanding at End of Period              21,116       9,991            0

SmartDesign Advantage -- 131799
                                       A14


                                                       2003        2002          2001
                                                ----------------------------------------------

     ALLIANCEBERNSTEIN VALUE

         AUV at Beginning of Period                    $8.50       $9.99        $9.55 (1)
         AUV at End of Period                         $10.68       $8.50        $9.99
         Number of Accumulation Units
            Outstanding at End of Period              16,641      12,253          669

     ALLIANCEBERSTEIN GROWTH & INCOME

         AUV at Beginning of Period                    $7.27       $9.56        $9.21 (1)
         AUV at End of Period                          $9.40       $7.27        $9.56
         Number of Accumulation Units
            Outstanding at End of Period              52,810       7,581            0

     ALLIANCEBERSTEIN PREMIER GROWTH

         AUV at Beginning of Period                    $6.44       $9.53        $9.02 (1)
         AUV at End of Period                          $7.78       $6.44        $9.53
         Number of Accumulation Units
            Outstanding at End of Period              14,293      10,348          773

     FIDELITY VIP CONTRAFUND

         AUV at Beginning of Period                    $8.55       $9.67        $9.35 (1)
         AUV at End of Period                         $10.72       $8.55        $9.67
         Number of Accumulation Units
            Outstanding at End of Period              67,994       5,170            0

     FIDELITY VIP EQUITY--INCOME

         AUV at Beginning of Period                    $7.74       $9.55        $9.09 (1)
         AUV at End of Period                          $9.85       $7.74        $9.55
         Number of Accumulation Units
            Outstanding at End of Period              47,675      15,528          681

     FIDELITY VIP GROWTH

         AUV at Beginning of Period                    $6.30       $9.24        $8.79 (1)
         AUV at End of Period                          $8.16       $6.30        $9.24
         Number of Accumulation Units
            Outstanding at End of Period              40,959      14,612            0

     ING AMERICAN FUNDS GROWTH

         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                         $10.74
         Number of Accumulation Units
            Outstanding at End of Period              65,586

     ING AMERICAN FUNDS GROWTH-INCOME

         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                         $10.96
         Number of Accumulation Units
            Outstanding at End of Period              63,314

     ING AMERICAN FUNDS INTERNATIONAL

         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                         $11.59
         Number of Accumulation Units
            Outstanding at End of Period              25,452

     ING EAGLE ASSET VALUE EQUITY

         AUV at Beginning of Period                   $14.05      $17.31       $16.32 (1)
         AUV at End of Period                         $17.21      $14.05       $17.31
         Number of Accumulation Units
            Outstanding at End of Period               8,400       2,513            0

     ING GET FUND -- SERIES U

         AUV at Beginning of Period                    $9.99      $10.00 (3)
         AUV at End of Period                         $10.46       $9.99
         Number of Accumulation Units
            Outstanding at End of Period           1,576,748       3,233

     ING GET FUND - SERIES V

         AUV at Beginning of Period                   $10.00 (4)
         AUV at End of Period                          $9.67
         Number of Accumulation Units
            Outstanding at End of Period           3,252,229

     ING GET U.S. CORE PORTFOLIO - SERIES 1

         AUV at Beginning of Period                   $10.00 (4)
         AUV at End of Period                         $10.21
         Number of Accumulation Units
            Outstanding at End of Period           2,373,173

SmartDesign Advantage -- 131799
                                       A15


                                                       2003        2002          2001
                                                ----------------------------------------------

     ING GET U.S. CORE PORTFOLIO - SERIES 2

         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                         $10.01
         Number of Accumulation Units
            Outstanding at End of Period           1,441,340

     ING GET U.S. CORE PORTFOLIO - SERIES 3

         AUV at Beginning of Period                   $10.00 (8)
         AUV at End of Period                          $9.99
         Number of Accumulation Units
            Outstanding at End of Period             163,623

     ING JANUS GROWTH AND INCOME

         AUV at Beginning of Period                    $6.92       $8.78        $8.54 (1)
         AUV at End of Period                          $8.30       $6.92        $8.78
         Number of Accumulation Units
            Outstanding at End of Period               8,990       4,648            0

     ING JP MORGAN FLEMING SMALL CAP EQUITY

         AUV at Beginning of Period                    $7.80      $10.00 (2)
         AUV at End of Period                         $10.24       $7.80
         Number of Accumulation Units
            Outstanding at End of Period              11,237         277

     ING JP MORGAN MID CAP VALUE

         AUV at Beginning of Period                    $9.11      $10.00 (2)
         AUV at End of Period                         $11.59       $9.11
         Number of Accumulation Units
            Outstanding at End of Period              34,573         525

     ING JULIUS BAER FOREIGN

         AUV at Beginning of Period                    $8.18      $10.00 (2)
         AUV at End of Period                         $10.50       $8.18
         Number of Accumulation Units
            Outstanding at End of Period              18,674          71

     ING LIQUID ASSETS

         AUV at Beginning of Period                   $14.15      $14.26       $14.26 (1)
         AUV at End of Period                         $13.94      $14.15       $14.26
         Number of Accumulation Units
            Outstanding at End of Period             111,894     948,017       47,932

     ING MFS CAPITAL OPPORTUNITIES

         AUV at Beginning of Period                    $6.06       $8.88        $8.28 (1)
         AUV at End of Period                          $7.59       $6.06        $8.88
         Number of Accumulation Units
            Outstanding at End of Period              32,730       7,427            0

     ING MFS GLOBAL GROWTH

         AUV at Beginning of Period                    $8.27      $10.00 (2)
         AUV at End of Period                         $10.66       $8.27
         Number of Accumulation Units
            Outstanding at End of Period               8,223         596

     ING MFS RESEARCH

         AUV at Beginning of Period                   $14.16      $19.27       $18.45 (1)
         AUV at End of Period                         $17.26      $14.16       $19.27
         Number of Accumulation Units
            Outstanding at End of Period               7,554       3,982            0

     ING MFS TOTAL RETURN

         AUV at Beginning of Period                   $18.00      $19.39       $18.97 (1)
         AUV at End of Period                         $20.55      $18.00       $19.39
         Number of Accumulation Units
            Outstanding at End of Period              99,828      19,793          335

     ING PIMCO CORE BOND

         AUV at Beginning of Period                   $11.89      $11.19       $11.46 (1)
         AUV at End of Period                         $12.18      $11.89       $11.19
         Number of Accumulation Units
            Outstanding at End of Period             142,025      41,826            0

SmartDesign Advantage -- 131799
                                       A16


                                                       2003        2002          2001
                                                ----------------------------------------------

     ING SALOMON BROTHERS AGGRESSIVE GROWTH

         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                         $10.79
         Number of Accumulation Units
            Outstanding at End of Period               9,088

     ING SALOMON BROTHERS ALL CAP

         AUV at Beginning of Period                   $10.00 (8)
         AUV at End of Period                         $11.12
         Number of Accumulation Units
            Outstanding at End of Period               5,199

     ING SALOMON BROTHERS INVESTORS PORTFOLIO
         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                         $11.08
         Number of Accumulation Units
            Outstanding at End of Period               2,650

     ING VAN KAMPEN COMSTOCK

         AUV at Beginning of Period                    $8.25      $10.00 (2)
         AUV at End of Period                         $10.47       $8.25
         Number of Accumulation Units
            Outstanding at End of Period              34,041       1,515

     ING VP CONVERTIBLE

         AUV at Beginning of Period                    $9.52      $10.46       $10.37 (1)
         AUV at End of Period                         $11.83       $9.52       $10.46
         Number of Accumulation Units
            Outstanding at End of Period              16,708       3,126          246

     ING VP INDEX + LARGECAP

         AUV at Beginning of Period                    $7.15       $9.34        $9.06 (1)
         AUV at End of Period                          $8.80       $7.15        $9.34
         Number of Accumulation Units
            Outstanding at End of Period              44,013      10,196            0

     ING VP INDEX + MIDCAP

         AUV at Beginning of Period                    $8.46       $9.85        $9.13 (1)
         AUV at End of Period                         $10.92       $8.46        $9.85
         Number of Accumulation Units
            Outstanding at End of Period              58,661      11,178            0

     ING VP INDEX + SMALLCAP

         AUV at Beginning of Period                    $8.52      $10.05        $9.14 (1)
         AUV at End of Period                         $11.31       $8.52       $10.05
         Number of Accumulation Units
            Outstanding at End of Period              69,980       5,086            0

     ING VP LARGECAP GROWTH

         AUV at Beginning of Period                    $6.10       $9.56        $9.29 (1)
         AUV at End of Period                          $7.93       $6.10        $9.56
         Number of Accumulation Units
            Outstanding at End of Period               6,164       4,073            0

     ING VP MAGNACAP

         AUV at Beginning of Period                    $7.01       $9.30        $9.00 (1)
         AUV at End of Period                          $8.96       $7.01        $9.30
         Number of Accumulation Units
            Outstanding at End of Period              28,447       1,471            0

     ING VP VALUE OPPORTUNITY

         AUV at Beginning of Period                    $6.49       $8.99        $8.75 (1)
         AUV at End of Period                          $7.89       $6.49        $8.99
         Number of Accumulation Units
            Outstanding at End of Period              21,399      17,732            0

     ING VP WORLDWIDE GROWTH

         AUV at Beginning of Period                    $5.10       $6.93        $6.76 (1)
         AUV at End of Period                          $6.44       $5.10        $6.93
         Number of Accumulation Units
            Outstanding at End of Period               8,685       5,942            0

     INVESCO VIF HEALTH SCIENCES

         AUV at Beginning of Period                    $7.56      $10.23       $10.25 (1)
         AUV at End of Period                          $9.45       $7.56       $10.23
         Number of Accumulation Units
            Outstanding at End of Period              24,346       4,099          252

SmartDesign Advantage -- 131799
                                       A17


                                                       2003        2002          2001
                                                ----------------------------------------------

     INVESCO VIF LEISURE

         AUV at Beginning of Period                    $8.39      $10.00 (2)
         AUV at End of Period                         $10.56       $8.39
         Number of Accumulation Units
            Outstanding at End of Period               7,873           0

     INVESCO VIF FINANCIAL SERVICES

         AUV at Beginning of Period                    $7.77       $9.33        $8.86 (1)
         AUV at End of Period                          $9.84       $7.77        $9.33
         Number of Accumulation Units
            Outstanding at End of Period               4,814         787          277

     INVESCO VIF UTILITIES

         AUV at Beginning of Period                    $6.29       $8.08        $8.09 (1)
         AUV at End of Period                          $7.23       $6.29        $8.08
         Number of Accumulation Units
            Outstanding at End of Period               1,121         524            0

     JANUS ASPEN SERIES WORLDWIDE GROWTH

         AUV at Beginning of Period                    $6.78       $9.33        $8.86 (1)
         AUV at End of Period                          $8.20       $6.78        $9.33
         Number of Accumulation Units
            Outstanding at End of Period              11,610       7,229          281

     JENNISON

         AUV at Beginning of Period                    $4.18       $6.21        $5.85 (1)
         AUV at End of Period                          $5.30       $4.18        $6.21
         Number of Accumulation Units
            Outstanding at End of Period              12,481       2,116        1,081

     PIMCO HIGH YIELD

         AUV at Beginning of Period                    $9.48       $9.81        $9.69 (1)
         AUV at End of Period                         $11.39       $9.48        $9.81
         Number of Accumulation Units
            Outstanding at End of Period              91,164      16,989          263

     PIONEER FUND

         AUV at Beginning of Period                    $7.38       $9.35        $9.00 (1)
         AUV at End of Period                          $8.92       $7.38        $9.35
         Number of Accumulation Units
            Outstanding at End of Period              22,308       4,168            0

     PIONEER SMALL COMPANY

         AUV at Beginning of Period                    $7.74       $9.56        $8.77 (1)
         AUV at End of Period                          $9.48       $7.74        $9.56
         Number of Accumulation Units
            Outstanding at End of Period              28,821       8,318        4,125

     PROFUND VP BULL

         AUV at Beginning of Period                   $10.00 (5)
         AUV at End of Period                          $8.08
         Number of Accumulation Units
            Outstanding at End of Period               2,305

     PROFUND VP EUROPE 30

         AUV at Beginning of Period                   $10.00 (8)
         AUV at End of Period                          $8.10
         Number of Accumulation Units
            Outstanding at End of Period                 116

     PROFUND VP RISING RATES OPPORTUNITY

         AUV at Beginning of Period                   $10.00 (7)
         AUV at End of Period                          $9.34
         Number of Accumulation Units
            Outstanding at End of Period               4,040

     PROFUND VP SMALL CAP

         AUV at Beginning of Period                   $10.00 (8)
         AUV at End of Period                          $9.93
         Number of Accumulation Units
            Outstanding at End of Period               8,202

     PUTNAM VT GROWTH & INCOME

         AUV at Beginning of Period                    $7.33       $9.25        $8.89 (1)
         AUV at End of Period                          $9.13       $7.33        $9.25
         Number of Accumulation Units
            Outstanding at End of Period              16,797       8,058        5,022

     PUTNAM VT INTERNATIONAL GROWTH & INCOME

         AUV at Beginning of Period                    $7.95       $9.43        $9.18 (1)
         AUV at End of Period                         $10.73       $7.95        $9.43
         Number of Accumulation Units
            Outstanding at End of Period              11,934       6,043            0

SmartDesign Advantage -- 131799
                                       A18


                                                       2003        2002          2001
                                                ----------------------------------------------

     PUTNAM VT DISCOVERY GROWTH

         AUV at Beginning of Period                    $6.01       $8.72        $8.06 (1)
         AUV at End of Period                          $7.76       $6.01        $8.72
         Number of Accumulation Units
            Outstanding at End of Period              15,967       8,449            0

     SP JENNISON INTERNATIONAL GROWTH

         AUV at Beginning of Period                    $4.04       $5.35        $5.22 (1)
         AUV at End of Period                          $5.50       $4.04        $5.35
         Number of Accumulation Units
            Outstanding at End of Period              13,515       1,183            0

     UBS TACTICAL ALLOCATION

         AUV at Beginning of Period                    $7.06       $9.37        $9.01 (1)
         AUV at End of Period                          $8.79       $7.06        $9.37
         Number of Accumulation Units
            Outstanding at End of Period              15,111       6,768          713

     FOOTNOTES

      (1)   Fund First Available during November 2001
      (2)   Fund First Available during May 2002
      (3)   Fund First Available during December 2002
      (4)   Fund First Available during June 2003
      (5)   Fund First Available during August 2003
      (6)   Fund First Available during September 2003
      (7)   Fund First Available during October 2003
      (8)   Fund First Available during December 2003

                                                       2003         2002         2001
                                                --------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 2.40 %

     AIM V.I. DENT DEMOGRAPHIC

         AUV at Beginning of Period                    $7.25      $10.97       $10.30 (1)
         AUV at End of Period                          $9.72       $7.25       $10.97
         Number of Accumulation Units
            Outstanding at End of Period               5,592       2,134            0

     AIM V.I. GROWTH

         AUV at Beginning of Period                    $6.93      $10.31        $9.99 (1)
         AUV at End of Period                          $8.86       $6.93       $10.31
         Number of Accumulation Units
            Outstanding at End of Period               7,481       3,409            0

     ALLIANCEBERNSTEIN VALUE

         AUV at Beginning of Period                    $8.48       $9.98        $9.55 (1)
         AUV at End of Period                         $10.63       $8.48        $9.98
         Number of Accumulation Units
            Outstanding at End of Period              10,118       6,907        4,856

     ALLIANCEBERNSTEIN GROWTH & INCOME

         AUV at Beginning of Period                    $7.25       $9.55        $9.21 (1)
         AUV at End of Period                          $9.35       $7.25        $9.55
         Number of Accumulation Units
            Outstanding at End of Period              41,312      11,489            0

     ALLIANCEBERSTEIN PREMIER GROWTH

         AUV at Beginning of Period                    $6.43       $9.52        $9.01 (1)
         AUV at End of Period                          $7.74       $6.43        $9.52
         Number of Accumulation Units
            Outstanding at End of Period              22,310      10,463        5,078

SmartDesign Advantage -- 131799
                                       A19


                                                       2003        2002          2001
                                                ----------------------------------------------

     FIDELITY VIP CONTRAFUND

         AUV at Beginning of Period                    $8.52       $9.66        $9.35 (1)
         AUV at End of Period                         $10.67       $8.52        $9.66
         Number of Accumulation Units
            Outstanding at End of Period              79,528      11,636            0

     FIDELITY VIP EQUITY--INCOME

         AUV at Beginning of Period                    $7.72       $9.54        $9.08 (1)
         AUV at End of Period                          $9.80       $7.72        $9.54
         Number of Accumulation Units
            Outstanding at End of Period              68,048      10,722            0

     FIDELITY VIP GROWTH

         AUV at Beginning of Period                    $6.28       $9.23        $8.79 (1)
         AUV at End of Period                          $8.12       $6.28        $9.23
         Number of Accumulation Units
            Outstanding at End of Period              30,334       8,817            0

     ING AMERICAN FUNDS GROWTH

         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                         $10.74
         Number of Accumulation Units
            Outstanding at End of Period              39,614

     ING AMERICAN FUNDS GROWTH-INCOME

         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                         $10.95
         Number of Accumulation Units
            Outstanding at End of Period              42,882

     ING AMERICAN FUNDS INTERNATIONAL

         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                         $11.58
         Number of Accumulation Units
            Outstanding at End of Period              10,618

     ING EAGLE ASSET VALUE EQUITY

         AUV at Beginning of Period                   $13.82      $17.07       $16.09 (1)
         AUV at End of Period                         $16.90      $13.82       $17.07
         Number of Accumulation Units
            Outstanding at End of Period               2,229       1,441            0

     ING GET FUND -- SERIES U

         AUV at Beginning of Period                    $9.99      $10.00 (3)
         AUV at End of Period                         $10.44       $9.99
         Number of Accumulation Units
            Outstanding at End of Period             931,660           0

     ING GET FUND - SERIES V

         AUV at Beginning of Period                   $10.00 (4)
         AUV at End of Period                          $9.65
         Number of Accumulation Units
            Outstanding at End of Period           1,003,899

     ING GET U.S. CORE PORTFOLIO - SERIES 1

         AUV at Beginning of Period                   $10.00 (4)
         AUV at End of Period                         $10.20
         Number of Accumulation Units
            Outstanding at End of Period             715,302

     ING GET U.S. CORE PORTFOLIO - SERIES 2

         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                         $10.00
         Number of Accumulation Units
            Outstanding at End of Period             949,211

     ING GET U.S. CORE PORTFOLIO - SERIES 3

         AUV at Beginning of Period                   $10.00 (8)
         AUV at End of Period                          $9.99
         Number of Accumulation Units
            Outstanding at End of Period               7,853

     ING JANUS GROWTH AND INCOME

         AUV at Beginning of Period                    $6.89       $8.76        $8.52 (1)
         AUV at End of Period                          $8.24       $6.89        $8.76
         Number of Accumulation Units
            Outstanding at End of Period              21,188       7,684            0

SmartDesign Advantage -- 131799
                                       A20


                                                       2003        2002          2001
                                                ----------------------------------------------

     ING JP MORGAN FLEMING INTERNATIONAL

         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                         $11.83
         Number of Accumulation Units
            Outstanding at End of Period               4,637

     ING JP MORGAN FLEMING SMALL CAP EQUITY

         AUV at Beginning of Period                    $7.79      $10.00 (2)
         AUV at End of Period                         $10.21       $7.79
         Number of Accumulation Units
            Outstanding at End of Period              11,751       1,940

     ING JP MORGAN MID CAP VALUE

         AUV at Beginning of Period                    $9.10      $10.00 (2)
         AUV at End of Period                         $11.55       $9.10
         Number of Accumulation Units
            Outstanding at End of Period              29,210         500

     ING JULIUS BAER FOREIGN

         AUV at Beginning of Period                    $8.17      $10.00 (2)
         AUV at End of Period                         $10.46       $8.17
         Number of Accumulation Units
            Outstanding at End of Period              18,930         588

     ING LIQUID ASSETS

         AUV at Beginning of Period                   $13.75      $13.89       $13.90 (1)
         AUV at End of Period                         $13.52      $13.75       $13.89
         Number of Accumulation Units
            Outstanding at End of Period              56,074      44,328       16,519

     ING MFS CAPITAL OPPORTUNITIES

         AUV at Beginning of Period                    $6.04       $8.87        $8.27 (1)
         AUV at End of Period                          $7.56       $6.04        $8.87
         Number of Accumulation Units
            Outstanding at End of Period              10,559         949            0

     ING MFS GLOBAL GROWTH

         AUV at Beginning of Period                    $8.26      $10.00 (2)
         AUV at End of Period                         $10.62       $8.26
         Number of Accumulation Units
            Outstanding at End of Period               8,848           0

     ING MFS RESEARCH

         AUV at Beginning of Period                   $13.93      $18.99       $18.19 (1)
         AUV at End of Period                         $16.94      $13.93       $18.99
         Number of Accumulation Units
            Outstanding at End of Period               1,555         744            0

     ING MFS TOTAL RETURN

         AUV at Beginning of Period                   $17.70      $19.11       $18.70 (1)
         AUV at End of Period                         $20.17      $17.70       $19.11
         Number of Accumulation Units
            Outstanding at End of Period              31,971       7,435          529

     ING PIMCO CORE BOND

         AUV at Beginning of Period                   $11.69      $11.02       $11.29 (1)
         AUV at End of Period                         $11.96      $11.69       $11.02
         Number of Accumulation Units
            Outstanding at End of Period              61,036      33,655            0

     ING SALOMON BROTHERS AGGRESSIVE GROWTH

         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                         $10.78
         Number of Accumulation Units
            Outstanding at End of Period               3,896

     ING SALOMON BROTHERS ALL CAP

         AUV at Beginning of Period                   $10.00 (8)
         AUV at End of Period                         $11.11
         Number of Accumulation Units
            Outstanding at End of Period               1,313

     ING VAN KAMPEN COMSTOCK

         AUV at Beginning of Period                    $8.24      $10.00 (2)
         AUV at End of Period                         $10.43       $8.24
         Number of Accumulation Units
            Outstanding at End of Period              17,941       2,192

SmartDesign Advantage -- 131799
                                       A21


                                                       2003        2002          2001
                                                ----------------------------------------------

     ING VP CONVERTIBLE

         AUV at Beginning of Period                    $9.50      $10.45       $10.37 (1)
         AUV at End of Period                         $11.77       $9.50       $10.45
         Number of Accumulation Units
            Outstanding at End of Period               6,970       5,398            0

     ING VP INDEX + LARGECAP

         AUV at Beginning of Period                    $7.13       $9.33        $9.06 (1)
         AUV at End of Period                          $8.76       $7.13        $9.33
         Number of Accumulation Units
            Outstanding at End of Period              40,926       8,441            0

     ING VP INDEX + MIDCAP

         AUV at Beginning of Period                    $8.43       $9.84        $9.12 (1)
         AUV at End of Period                         $10.87       $8.43        $9.84
         Number of Accumulation Units
            Outstanding at End of Period              45,984      10,167            0

     ING VP INDEX + SMALLCAP

         AUV at Beginning of Period                    $8.49      $10.04        $9.13 (1)
         AUV at End of Period                         $11.26       $8.49       $10.04
         Number of Accumulation Units
            Outstanding at End of Period              77,683       9,018            0

     ING VP LARGECAP GROWTH

         AUV at Beginning of Period                    $6.08       $9.55        $9.29 (1)
         AUV at End of Period                          $7.89       $6.08        $9.55
         Number of Accumulation Units
            Outstanding at End of Period               2,318       1,060            0

     ING VP MAGNACAP

         AUV at Beginning of Period                    $6.98       $9.29        $8.99 (1)
         AUV at End of Period                          $8.91       $6.98        $9.29
         Number of Accumulation Units
            Outstanding at End of Period              65,246           0            0

     ING VP VALUE OPPORTUNITY

         AUV at Beginning of Period                    $6.47       $8.98        $8.75 (1)
         AUV at End of Period                          $7.85       $6.47        $8.98
         Number of Accumulation Units
            Outstanding at End of Period               1,525       1,235            0

     ING VP WORLDWIDE GROWTH

         AUV at Beginning of Period                    $5.07       $6.91        $6.74 (1)
         AUV at End of Period                          $6.39       $5.07        $6.91
         Number of Accumulation Units
            Outstanding at End of Period              42,473         820            0

     INVESCO VIF HEALTH SCIENCES

         AUV at Beginning of Period                    $7.54      $10.22       $10.24 (1)
         AUV at End of Period                          $9.40       $7.54       $10.22
         Number of Accumulation Units
            Outstanding at End of Period              11,612       4,280            0

     INVESCO VIF LEISURE

         AUV at Beginning of Period                    $8.38      $10.00 (2)
         AUV at End of Period                         $10.53       $8.38
         Number of Accumulation Units
            Outstanding at End of Period               1,083           0

     INVESCO VIF FINANCIAL SERVICES

         AUV at Beginning of Period                    $7.74       $9.32        $8.86 (1)
         AUV at End of Period                          $9.79       $7.74        $9.32
         Number of Accumulation Units
            Outstanding at End of Period               4,439       3,905            0

     INVESCO VIF UTILITIES

         AUV at Beginning of Period                    $6.28       $8.07        $8.08 (1)
         AUV at End of Period                          $7.20       $6.28        $8.07
         Number of Accumulation Units
            Outstanding at End of Period               1,890         134            0

SmartDesign Advantage -- 131799
                                       A22


                                                       2003        2002          2001
                                                ----------------------------------------------

     JANUS ASPEN SERIES WORLDWIDE GROWTH

         AUV at Beginning of Period                    $6.76       $9.32        $8.85 (1)
         AUV at End of Period                          $8.16       $6.76        $9.32
         Number of Accumulation Units
            Outstanding at End of Period              22,685      11,631          275

     JENNISON

         AUV at Beginning of Period                    $4.16       $6.19        $5.83 (1)
         AUV at End of Period                          $5.26       $4.16        $6.19
         Number of Accumulation Units
            Outstanding at End of Period               3,255       2,970            0

     PIMCO HIGH YIELD

         AUV at Beginning of Period                    $9.39       $9.73        $9.62 (1)
         AUV at End of Period                         $11.26       $9.39        $9.73
         Number of Accumulation Units
            Outstanding at End of Period              71,336      25,014            0

     PIONEER FUND

         AUV at Beginning of Period                    $7.36       $9.34        $9.00 (1)
         AUV at End of Period                          $8.87       $7.36        $9.34
         Number of Accumulation Units
            Outstanding at End of Period               7,157       2,168            0

     PIONEER SMALL COMPANY

         AUV at Beginning of Period                    $7.72       $9.55        $8.77 (1)
         AUV at End of Period                          $9.43       $7.72        $9.55
         Number of Accumulation Units
            Outstanding at End of Period              23,849       8,193            0

     PROFUND VP BULL

         AUV at Beginning of Period                   $10.00 (5)
         AUV at End of Period                          $8.04
         Number of Accumulation Units
            Outstanding at End of Period              14,512

     PROFUND VP EUROPE 30

         AUV at Beginning of Period                   $10.00 (8)
         AUV at End of Period                          $8.06
         Number of Accumulation Units
            Outstanding at End of Period               3,847

     PROFUND VP RISING RATES OPPORTUNITY

         AUV at Beginning of Period                   $10.00 (7)
         AUV at End of Period                          $9.33
         Number of Accumulation Units
            Outstanding at End of Period              18,682

     PROFUND VP SMALL CAP

         AUV at Beginning of Period                   $10.00 (8)
         AUV at End of Period                          $9.88
         Number of Accumulation Units
            Outstanding at End of Period               8,153

     PUTNAM VT GROWTH & INCOME

         AUV at Beginning of Period                    $7.30       $9.24        $8.88 (1)
         AUV at End of Period                          $9.09       $7.30        $9.24
         Number of Accumulation Units
            Outstanding at End of Period               5,139       1,506            0

     PUTNAM VT INTERNATIONAL GROWTH & INCOME

         AUV at Beginning of Period                    $7.93       $9.42        $9.18 (1)
         AUV at End of Period                         $10.68       $7.93        $9.42
         Number of Accumulation Units
            Outstanding at End of Period               3,670       2,281            0

     PUTNAM VT DISCOVERY GROWTH

         AUV at Beginning of Period                    $5.99       $8.71        $8.06 (1)
         AUV at End of Period                          $7.72       $5.99        $8.71
         Number of Accumulation Units
            Outstanding at End of Period              33,625      12,435          884

     SP JENNISON INTERNATIONAL GROWTH

         AUV at Beginning of Period                    $4.02       $5.34        $5.21 (1)
         AUV at End of Period                          $5.46       $4.02        $5.34
         Number of Accumulation Units
            Outstanding at End of Period               4,343         357            0

SmartDesign Advantage -- 131799
                                       A23


                                                       2003        2002          2001
                                                ----------------------------------------------

     UBS TACTICAL ALLOCATION

         AUV at Beginning of Period                    $7.04       $9.36        $9.01 (1)
         AUV at End of Period                          $8.75       $7.04        $9.36
         Number of Accumulation Units
            Outstanding at End of Period              10,468      10,344            0

     FOOTNOTES

      (1)   Fund First Available during November 2001
      (2)   Fund First Available during May 2002
      (3)   Fund First Available during December 2002
      (4)   Fund First Available during June 2003
      (5)   Fund First Available during August 2003
      (6)   Fund First Available during September 2003
      (7)   Fund First Available during October 2003
      (8)   Fund First Available during December 2003

                                                       2003         2002         2001
                                                --------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 2.55 %

     AIM V.I. DENT DEMOGRAPHIC

         AUV at Beginning of Period                    $7.24      $10.97       $10.30 (1)
         AUV at End of Period                          $9.69       $7.24       $10.97
         Number of Accumulation Units
            Outstanding at End of Period               4,533         934            0

     AIM V.I. GROWTH

         AUV at Beginning of Period                    $6.92      $10.31        $9.99 (1)
         AUV at End of Period                          $8.83       $6.92       $10.31
         Number of Accumulation Units
            Outstanding at End of Period               4,320         149            0

     ALLIANCEBERNSTEIN VALUE

         AUV at Beginning of Period                    $8.46       $9.97        $9.54 (1)
         AUV at End of Period                         $10.59       $8.46        $9.97
         Number of Accumulation Units
            Outstanding at End of Period              25,366       6,158            0

     ALLIANCEBERSTEIN GROWTH & INCOME

         AUV at Beginning of Period                    $7.23       $9.54        $9.20 (1)
         AUV at End of Period                          $9.31       $7.23        $9.54
         Number of Accumulation Units
            Outstanding at End of Period              42,848       1,625            0

     ALLIANCEBERSTEIN PREMIER GROWTH

         AUV at Beginning of Period                    $6.41       $9.51        $9.01 (1)
         AUV at End of Period                          $7.71       $6.41        $9.51
         Number of Accumulation Units
            Outstanding at End of Period               6,078       2,733            0

     FIDELITY VIP CONTRAFUND

         AUV at Beginning of Period                    $8.50       $9.65        $9.34 (1)
         AUV at End of Period                         $10.63       $8.50        $9.65
         Number of Accumulation Units
            Outstanding at End of Period              63,101       5,478            0

     FIDELITY VIP EQUITY--INCOME

         AUV at Beginning of Period                    $7.70       $9.54        $9.08 (1)
         AUV at End of Period                          $9.76       $7.70        $9.54
         Number of Accumulation Units
            Outstanding at End of Period              32,068       7,831            0

     FIDELITY VIP GROWTH

         AUV at Beginning of Period                    $6.26       $9.22        $8.78 (1)
         AUV at End of Period                          $8.09       $6.26        $9.22
         Number of Accumulation Units
            Outstanding at End of Period              17,372       2,814            0

SmartDesign Advantage -- 131799
                                       A24


                                                       2003        2002          2001
                                                ----------------------------------------------

     ING AMERICAN FUNDS GROWTH

         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                         $10.73
         Number of Accumulation Units
            Outstanding at End of Period              92,431

     ING AMERICAN FUNDS GROWTH-INCOME

         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                         $10.95
         Number of Accumulation Units
            Outstanding at End of Period              98,515

     ING AMERICAN FUNDS INTERNATIONAL

         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                         $11.57
         Number of Accumulation Units
            Outstanding at End of Period              23,926

     ING EAGLE ASSET VALUE EQUITY

         AUV at Beginning of Period                   $13.65      $16.89       $15.93 (1)
         AUV at End of Period                         $16.67      $13.65       $16.89
         Number of Accumulation Units
            Outstanding at End of Period                 476         372            0

     ING GET FUND -- SERIES U

         AUV at Beginning of Period                    $9.99      $10.00 (3)
         AUV at End of Period                         $10.42       $9.99
         Number of Accumulation Units
            Outstanding at End of Period             728,768           0

     ING GET FUND - SERIES V

         AUV at Beginning of Period                   $10.00 (4)
         AUV at End of Period                          $9.64
         Number of Accumulation Units
            Outstanding at End of Period           1,617,655

     ING GET U.S. CORE PORTFOLIO - SERIES 1

         AUV at Beginning of Period                   $10.00 (4)
         AUV at End of Period                         $10.19
         Number of Accumulation Units
            Outstanding at End of Period             772,158

     ING GET U.S. CORE PORTFOLIO - SERIES 2

         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                         $10.00
         Number of Accumulation Units
            Outstanding at End of Period             562,754

     ING GET U.S. CORE PORTFOLIO - SERIES 3

         AUV at Beginning of Period                   $10.00 (8)
         AUV at End of Period                          $9.99
         Number of Accumulation Units
            Outstanding at End of Period              72,918

     ING JANUS GROWTH AND INCOME

         AUV at Beginning of Period                    $6.87       $8.74        $8.50 (1)
         AUV at End of Period                          $8.20       $6.87        $8.74
         Number of Accumulation Units
            Outstanding at End of Period               8,582       2,197            0

     ING JP MORGAN FLEMING INTERNATIONAL

         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                         $11.83
         Number of Accumulation Units
            Outstanding at End of Period               3,659

     ING JP MORGAN FLEMING SMALL CAP EQUITY

         AUV at Beginning of Period                    $7.78      $10.00 (2)
         AUV at End of Period                         $10.18       $7.78
         Number of Accumulation Units
            Outstanding at End of Period               8,500           0

     ING JP MORGAN MID CAP VALUE

         AUV at Beginning of Period                    $9.09      $10.00 (2)
         AUV at End of Period                         $11.52       $9.09
         Number of Accumulation Units
            Outstanding at End of Period              38,562         526

SmartDesign Advantage -- 131799
                                       A25


                                                       2003        2002          2001
                                                ----------------------------------------------

     ING JULIUS BAER FOREIGN

         AUV at Beginning of Period                    $8.16      $10.00 (2)
         AUV at End of Period                         $10.44       $8.16
         Number of Accumulation Units
            Outstanding at End of Period              22,723           0

     ING LIQUID ASSETS

         AUV at Beginning of Period                   $13.46      $13.62       $13.63 (1)
         AUV at End of Period                         $13.22      $13.46       $13.62
         Number of Accumulation Units
            Outstanding at End of Period              47,009      29,721       18,352

     ING MFS CAPITAL OPPORTUNITIES

         AUV at Beginning of Period                    $6.03       $8.86        $8.27 (1)
         AUV at End of Period                          $7.53       $6.03        $8.86
         Number of Accumulation Units
            Outstanding at End of Period               8,194           0            0

     ING MFS GLOBAL GROWTH

         AUV at Beginning of Period                    $8.25      $10.00 (2)
         AUV at End of Period                         $10.60       $8.25
         Number of Accumulation Units
            Outstanding at End of Period               2,158           0

     ING MFS RESEARCH

         AUV at Beginning of Period                   $13.75      $18.78       $17.99 (1)
         AUV at End of Period                         $16.70      $13.75       $18.78
         Number of Accumulation Units
            Outstanding at End of Period              21,458       8,243            0

     ING MFS TOTAL RETURN

         AUV at Beginning of Period                   $17.48      $18.90       $18.50 (1)
         AUV at End of Period                         $19.89      $17.48       $18.90
         Number of Accumulation Units
            Outstanding at End of Period              38,233      13,606          190

     ING PIMCO CORE BOND

         AUV at Beginning of Period                   $11.55      $10.90       $11.17 (1)
         AUV at End of Period                         $11.79      $11.55       $10.90
         Number of Accumulation Units
            Outstanding at End of Period             120,495      27,834            0

     ING SALOMON BROTHERS AGGRESSIVE GROWTH

         AUV at Beginning of Period                   $10.00 (6)
         AUV at End of Period                         $10.77
         Number of Accumulation Units
            Outstanding at End of Period              11,598

     ING SALOMON BROTHERS ALL CAP

         AUV at Beginning of Period                   $10.00 (8)
         AUV at End of Period                         $11.11
         Number of Accumulation Units
            Outstanding at End of Period               1,722

     ING VAN KAMPEN COMSTOCK

         AUV at Beginning of Period                    $8.24      $10.00 (2)
         AUV at End of Period                         $10.41       $8.24
         Number of Accumulation Units
            Outstanding at End of Period              49,363           0

     ING VP CONVERTIBLE

         AUV at Beginning of Period                    $9.48      $10.44       $10.36 (1)
         AUV at End of Period                         $11.73       $9.48       $10.44
         Number of Accumulation Units
            Outstanding at End of Period               5,451         523            0

     ING VP INDEX + LARGECAP

         AUV at Beginning of Period                    $7.11       $9.33        $9.05 (1)
         AUV at End of Period                          $8.72       $7.11        $9.33
         Number of Accumulation Units
            Outstanding at End of Period              45,882       8,988            0

SmartDesign Advantage -- 131799
                                       A26


                                                       2003        2002          2001
                                                ----------------------------------------------

     ING VP INDEX + MIDCAP

         AUV at Beginning of Period                    $8.41       $9.84        $9.12 (1)
         AUV at End of Period                         $10.83       $8.41        $9.84
         Number of Accumulation Units
            Outstanding at End of Period              67,788      17,384            0

     ING VP INDEX + SMALLCAP

         AUV at Beginning of Period                    $8.47      $10.04        $9.13 (1)
         AUV at End of Period                         $11.22       $8.47       $10.04
         Number of Accumulation Units
            Outstanding at End of Period              51,075       9,050            0

     ING VP LARGECAP GROWTH

         AUV at Beginning of Period                    $6.06       $9.54        $9.28 (1)
         AUV at End of Period                          $7.86       $6.06        $9.54
         Number of Accumulation Units
            Outstanding at End of Period               2,007       1,694            0

     ING VP MAGNACAP

         AUV at Beginning of Period                    $6.97       $9.28        $8.98 (1)
         AUV at End of Period                          $8.87       $6.97        $9.28
         Number of Accumulation Units
            Outstanding at End of Period               9,903           0            0

     ING VP VALUE OPPORTUNITY

         AUV at Beginning of Period                    $6.46       $8.97        $8.74 (1)
         AUV at End of Period                          $7.82       $6.46        $8.97
         Number of Accumulation Units
            Outstanding at End of Period              17,302      14,687            0

     ING VP WORLDWIDE GROWTH

         AUV at Beginning of Period                    $5.05       $6.89        $6.72 (1)
         AUV at End of Period                          $6.35       $5.05        $6.89
         Number of Accumulation Units
            Outstanding at End of Period               2,903       1,409            0

     INVESCO VIF HEALTH SCIENCES

         AUV at Beginning of Period                    $7.52      $10.22       $10.23 (1)
         AUV at End of Period                          $9.37       $7.52       $10.22
         Number of Accumulation Units
            Outstanding at End of Period              15,839       2,988          173

     INVESCO VIF LEISURE

         AUV at Beginning of Period                    $8.37      $10.00 (2)
         AUV at End of Period                         $10.50       $8.37
         Number of Accumulation Units
            Outstanding at End of Period               3,377           0

     INVESCO VIF FINANCIAL SERVICES

         AUV at Beginning of Period                    $7.73       $9.31        $8.85 (1)
         AUV at End of Period                          $9.76       $7.73        $9.31
         Number of Accumulation Units
            Outstanding at End of Period               3,163         535            0

     INVESCO VIF UTILITIES

         AUV at Beginning of Period                    $6.26       $8.06        $8.08 (1)
         AUV at End of Period                          $7.17       $6.26        $8.06
         Number of Accumulation Units
            Outstanding at End of Period               3,967         418            0

     JANUS ASPEN SERIES WORLDWIDE GROWTH

         AUV at Beginning of Period                    $6.75       $9.32        $8.85 (1)
         AUV at End of Period                          $8.13       $6.75        $9.32
         Number of Accumulation Units
            Outstanding at End of Period               3,114       3,174            0

     JENNISON

         AUV at Beginning of Period                    $4.14       $6.17        $5.82 (1)
         AUV at End of Period                          $5.23       $4.14        $6.17
         Number of Accumulation Units
            Outstanding at End of Period               4,355         609            0

     PIMCO HIGH YIELD

         AUV at Beginning of Period                    $9.32       $9.68        $9.57 (1)
         AUV at End of Period                         $11.16       $9.32        $9.68
         Number of Accumulation Units
            Outstanding at End of Period              50,962      10,728            0

SmartDesign Advantage -- 131799
                                       A27


                                                       2003        2002          2001
                                                ----------------------------------------------

     PIONEER FUND

         AUV at Beginning of Period                    $7.35       $9.33        $8.99 (1)
         AUV at End of Period                          $8.84       $7.35        $9.33
         Number of Accumulation Units
            Outstanding at End of Period               7,356         858            0

     PIONEER SMALL COMPANY

         AUV at Beginning of Period                    $7.70       $9.54        $8.76 (1)
         AUV at End of Period                          $9.40       $7.70        $9.54
         Number of Accumulation Units
            Outstanding at End of Period              37,760      24,012          186

     PROFUND VP EUROPE 30

         AUV at Beginning of Period                   $10.00 (8)
         AUV at End of Period                          $8.02
         Number of Accumulation Units
            Outstanding at End of Period                 245

     PROFUND VP RISING RATES OPPORTUNITY

         AUV at Beginning of Period                   $10.00 (7)
         AUV at End of Period                          $9.33
         Number of Accumulation Units
            Outstanding at End of Period               5,637

     PROFUND VP SMALL CAP

         AUV at Beginning of Period                   $10.00 (8)
         AUV at End of Period                          $9.84
         Number of Accumulation Units
            Outstanding at End of Period               5,758

     PUTNAM VT GROWTH & INCOME

         AUV at Beginning of Period                    $7.28       $9.23        $8.87 (1)
         AUV at End of Period                          $9.05       $7.28        $9.23
         Number of Accumulation Units
            Outstanding at End of Period               3,423         688            0

     PUTNAM VT INTERNATIONAL GROWTH & INCOME

         AUV at Beginning of Period                    $7.91       $9.42        $9.17 (1)
         AUV at End of Period                         $10.64       $7.91        $9.42
         Number of Accumulation Units
            Outstanding at End of Period              21,711      16,123            0

     PUTNAM VT DISCOVERY GROWTH

         AUV at Beginning of Period                    $5.98       $8.71        $8.05 (1)
         AUV at End of Period                          $7.69       $5.98        $8.71
         Number of Accumulation Units
            Outstanding at End of Period               5,742         863            0

     SP JENNISON INTERNATIONAL GROWTH

         AUV at Beginning of Period                    $4.01       $5.33        $5.20 (1)
         AUV at End of Period                          $5.44       $4.01        $5.33
         Number of Accumulation Units
            Outstanding at End of Period               9,330       7,994            0

     UBS TACTICAL ALLOCATION

         AUV at Beginning of Period                    $7.02       $9.35        $9.00 (1)
         AUV at End of Period                          $8.72       $7.02        $9.35
         Number of Accumulation Units
            Outstanding at End of Period                 979         327            0

     FOOTNOTES

      (1)   Fund First Available during November 2001
      (2)   Fund First Available during May 2002
      (3)   Fund First Available during December 2002
      (4)   Fund First Available during June 2003
      (5)   Fund First Available during August 2003
      (6)   Fund First Available during September 2003
      (7)   Fund First Available during October 2003
      (8)   Fund First Available during December 2003

SmartDesign Advantage -- 131799
                                       A28

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal. The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser. Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests in debt and equity securities.

----------------------------------------------------------------- -------------------------------------------------------------
FORMER FUND NAME                                                  CURRENT FUND NAME
ING Eagle Asset Value Equity Portfolio                            ING Eagle Asset Capital Appreciation Portfolio
ING Janus Growth and Income Portfolio                             ING Legg Mason Value Portfolio
JP Morgan Fleming Small Cap Equity Portfolio                      JP Morgan Small Cap Equity Portfolio
PIMCO High Yield Portfolio                                        ING PIMCO High Yield Portfolio
SP Jennison International Growth Portfolio                        SP William Blair International Growth Portfolio

SmartDesign Advantage -- 131799
                                       B1

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS GROWTH PORTFOLIO (Class 2)                     Seeks to make your investment grow.  The Portfolio
    INVESTMENT ADVISER: ING Investments, LLC                      operates as a "feeder fund" which invests all of its
    INVESTMENT SUBADVISER: Capital Research and Management        assets in the "master fund" which is Class 2 shares of the
    Company                                                       Growth Fund, a series of American Funds Insurance Series(R), a registered open-end investment company.  The master fund invests primarily in common stocks of companies that
                                                                  appear to offer superior opportunities for growth of
                                                                  capital.  The Growth Fund is designed for investors
                                                                  seeking long-term capital appreciation through stocks.
-------------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO                        Seeks to make your investment grow and provide you with
    (Class 2)                                                     income over time.  The Portfolio operates as a "feeder
    INVESTMENT ADVISER:  ING Investments, LLC                     fund" which invests all of its assets in the "master fund"
    INVESTMENT SUBADVISER:  Capital Research and Management       which is Class 2 shares of the Growth-Income Fund, a
    Company                                                       series of American Funds Insurance Series(R), a registered open-end investment company.  The master fund invests
                                                                  primarily in common stocks or other securities which
                                                                  demonstrate the potential for appreciation and/or
                                                                  dividends.  The Growth-Income Fund is designed for
                                                                  investors seeking both capital appreciation and income.
-------------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO                        Seeks to make your investment grow over time.  The
    (Class 2)                                                     Portfolio operates as a "feeder fund" which invests all of
    INVESTMENT ADVISER:  ING Investments, LLC                     its assets in the "master fund" which is Class 2 shares of
    INVESTMENT SUBADVISER:  Capital Research and Management       the International Fund, a series of American Funds
    Company                                                       Insurance Series(R), a registered open-end investment
                                                                  company.  The master fund invests primarily in common
                                                                  stocks of companies located outside the United States.
                                                                  The International Fund is designed for investors seeking
                                                                  capital appreciation through stocks.
-------------------------------------------------------------------------------------------------------------------------------
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO                    Seeks capital appreciation. Dividend income is a secondary
(Class S) (formerly ING Eagle Asset Value Equity Portfolio)       objective. The Portfolio normally invests at least 80% of
    INVESTMENT ADVISER:  Directed Services, Inc.                  its assets in equity securities of domestic and foreign
    INVESTMENT SUBADVISER: Eagle Asset Management, Inc.           issuers that meet quantitative standards relating to
                                                                  financial soundness and high intrinsic value relative to
                                                                  price.
-------------------------------------------------------------------------------------------------------------------------------
ING EVERGREEN HEALTH SCIENCES PORTFOLIO (Class S)                 A nondiversified Portfolio that seeks long-term capital
    INVESTMENT ADVISER: Directed Services, Inc. INVESTMENT        growth.  The Portfolio normally invests at least 80% of its
    SUBADVISER: Evergreen Investment Management Company, Inc.     assets in the equity securities of healthcare companies.
                                                                  The Portfolio may invest in securities of relatively
                                                                  well-known and large companies as well as small- and
                                                                  medium- sized companies.
-------------------------------------------------------------------------------------------------------------------------------

SmartDesign Advantage -- 131799
                                       B2

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING EVERGREEN OMEGA PORTFOLIO (Class S)                           Seeks long-term capital growth.  The Portfolio invests
    INVESTMENT ADVISER: Directed Services, Inc. INVESTMENT        primarily in common stocks and securities convertible into
    SUBADVISER: Evergreen Investment Management Company, Inc.     common stocks of U.S. companies across all market
                                                                  capitalizations.  The Portfolio may temporarily invest up
                                                                  to 100% of its assets in high quality money market
                                                                  instruments in order to protect the value of the portfolio in response to adverse economic, political or market
                                                                  conditions.
-------------------------------------------------------------------------------------------------------------------------------
ING JANUS SPECIAL EQUITY PORTFOLIO (CLASS S)                      A nondiversified Portfolio that seeks capital
     INVESTMENT ADVISOR: Directed Services, Inc.                  appreciation.  The Portfolio invests, under normal
     INVESTMENT SUBADVISER: Janus Capital Management, LLC         circumstances, at least 80% of its net assets (plus
                                                                  borrowings for investment purposes) in equity securities
                                                                  with the potential for long-term growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO (Class S)                 A nondiversified Portfolio that seeks capital growth over
    (formerly ING JP Morgan Fleming Small Cap Equity Portfolio)   the long term. Under normal market conditions, the
    INVESTMENT ADVISER:  Directed Services, Inc.                  Portfolio invests at least 80% of its total assets in
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management      equity securities of small-cap companies.
    Inc.
-------------------------------------------------------------------------------------------------------------------------------
ING JULIUS BAER FOREIGN PORTFOLIO (Class S)                       Seeks long-term growth of capital.  The Portfolio, under
    INVESTMENT ADVISER:  Directed Services, Inc.                  normal circumstances, invests in a wide variety of
    INVESTMENT SUBADVISER: Julius Baer Investment Management,     international equity securities issued through the world,
    Inc.                                                          normally excluding the United States.  The Portfolio
                                                                  normally invests at least 80% of its assets in equity
                                                                  securities tied economically to countries outside the
                                                                  United States.
-------------------------------------------------------------------------------------------------------------------------------
ING LEGG MASON VALUE PORTFOLIO (Class S)                          Seeks long-term growth of capital. The Portfolio normally
    (formerly ING Janus Growth and Income Portfolio)              invests in equity securities that offer the potential for
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital growth.  The Portfolio may also invest in companies
    INVESTMENT SUBADVISER:  Legg Mason Funds Management, Inc.     with market capitalizations greater than $5 billion, but
                                                                  may invest in companies of any size.  The Portfolio may
                                                                  also invest up to 25% of its total assets in long-term debt securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO                         Seeks to provide growth of capital.  The Portfolio invests
    INVESTMENT ADVISER:  ING Investments, LLC                     in a combination of ING portfolios according to a fixed
                                                                  formula that over time should reflect an allocation of
                                                                  approximately 100% in equity securities.  Please see below for a list of portfolios that may be included in one or
                                                                  more of the ING Lifestyle Portfolios.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE GROWTH PORTFOLIO                                    Seeks to provide growth of capital and some current
    INVESTMENT ADVISER:  ING Investments, LLC                     income.  The Portfolio invests in a combination of ING
                                                                  portfolios according to a fixed formula that over time
                                                                  should reflect an allocation of approximately 80% in equity securities and 20% in fixed income securities.  Please see below for a list of portfolios that may be included in one or more of the ING Lifestyle Portfolios.
-------------------------------------------------------------------------------------------------------------------------------

SmartDesign Advantage -- 131799
                                       B3

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE MODERATE GROWTH PORTFOLIO                           Seeks to provide growth of capital and a low to moderate
    INVESTMENT ADVISER:  ING Investments, LLC                     level of current income.  The Portfolio invests in a
                                                                  combination of ING portfolios according to a fixed formula that over time should reflect an allocation of
                                                                  approximately 65% in equity securities and 35% in fixed
                                                                  income securities.  Please see below for a list of
                                                                  portfolios that may be included in one or more of the ING
                                                                  Lifestyle Portfolios.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE MODERATE PORTFOLIO                                  Seeks to provide growth and capital and current income.
    INVESTMENT ADVISER:  ING Investments, LLC                     The Portfolio invests in a combination of ING portfolios
                                                                  according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and
                                                                  50% in fixed income securities.  Please see below for a
                                                                  list of portfolios that may be included in one or more of
                                                                  the ING Lifestyle Portfolios.
-------------------------------------------------------------------------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Class S)                             Seeks high level of current income consistent with the
    INVESTMENT ADVISER:  Directed Services, Inc.                  preservation of capital and liquidity. The Portfolio
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of
                                                                  principal, liquidity and yield, in order of importance, to achieve this goal.
-------------------------------------------------------------------------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Class S)                            Seeks capital appreciation. The Portfolio invests primarily
    INVESTMENT ADVISER:  Directed Services, Inc.                  in equity securities selected for their growth potential.
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC        The Portfolio may invest in companies of any size, from
                                                                  larger, well-established companies to smaller, emerging
                                                                  growth companies.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS RESEARCH PORTFOLIO (Class S)                              Seeks long-term growth of capital and future income. The
    INVESTMENT ADVISER:  Directed Services, Inc.                  Portfolio normally invests at least 80% of its net assets
    INVESTMENT SUBADVISER: Massachusetts Financial Services       in common stocks and related securities (such as preferred
    Company                                                       stocks, convertible securities and depositary receipts).
-------------------------------------------------------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO (Class S)                          Seeks above-average income (compared to a portfolio
    INVESTMENT ADVISER:  Directed Services, Inc.                  entirely invested in equity securities) consistent with the
    INVESTMENT SUBADVISER: Massachusetts Financial Services       prudent employment of capital. Secondarily seeks reasonable
    Company                                                       opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income
                                                                  securities.
-------------------------------------------------------------------------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Class S)                           Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital and prudent investment management. The Portfolio is
    INVESTMENT SUBADVISER: Pacific Investment Management          diversified and seeks to achieve its investment objective
    Company LLC                                                   by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a
                                                                  diversified portfolio of fixed income instruments of
                                                                  varying maturities.
-------------------------------------------------------------------------------------------------------------------------------

SmartDesign Advantage -- 131799
                                       B4

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING PIMCO HIGH YIELD PORTFOLIO (Class A)                          Seeks maximum total return, consistent with preservation of
    (formerly PIMCO High Yield Portfolio)                         capital and prudent investment management.  The Portfolio
    INVESTMENT ADVISER:  Directed Services, Inc.                  normally invests at least 80% of its assets in a
    INVESTMENT SUBADVISER:  Pacific Investment Management         diversified portfolio of high yield securities ("junk
    Company LLC                                                   bonds") rated below investment grade but rated at least B.
-------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO                            A nondiversified Portfolio that seeks capital appreciation
    (Class S)                                                     through investment in securities which the Subadviser
    INVESTMENT ADVISER:  Directed Services, Inc.                  believes have above-average capital appreciation potential.
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,     The Portfolio invests primarily in common stocks and common
    Inc.                                                          stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Portfolio
                                                                  Manager believes are undervalued in the marketplace.
-------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS PORTFOLIO (Class S)                Seeks long-term growth of capital. Secondarily seeks
    INVESTMENT ADVISER:  Directed Services, Inc.                  current income. The Portfolio invests primarily in equity
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,     securities of U.S. companies. The Portfolio may also invest
    Inc.                                                          in other equity securities. To a lesser degree, the
                                                                  Portfolio invests in income producing securities such as
                                                                  debt securities.
-------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO (Class S)               Seeks substantial dividend income as well as long-term
    INVESTMENT ADVISER:  Directed Services, Inc.                  growth of capital. The Portfolio normally invests at least
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average
                                                                  dividends. The Portfolio may also invest in convertible
                                                                  securities, warrants and preferred stocks, foreign
                                                                  securities, debt securities including high-yield debt
                                                                  securities and future and options.
-------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. BALANCED PORTFOLIO (Class S)                         Seeks to maximize total return over the long term by
    INVESTMENT ADVISER:  Directed Services, Inc.                  allocating its assets among stocks, bonds, short-term
    INVESTMENT SUBADVISER: UBS Global Asset Management            instruments and other investments. The Portfolio Manager
    (Americas) Inc.                                               allocates the Portfolio's assets among the following
                                                                  classes, or types, of investments: stocks, bonds, and
                                                                  short-term money market debt obligations.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO                              A nondiversified Portfolio that seeks capital appreciation.
    (Class S)                                                     Secondarily seeks current income. The Portfolio invests at
    INVESTMENT ADVISER:  Directed Services, Inc.                  least 80% of its assets in equity securities of companies
    INVESTMENT SUBADVISER: Van Kampen                             in the U.S. real estate industry that are listed on
                                                                  national exchanges or the National Association of
                                                                  Securities Dealers Automated Quotation System ("NASDAQ").
-------------------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC.
     151 Farmington Avenue, Hartford, CT  06156-8962
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO                      Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 65% of total assets) in the equity securities of
    INVESTMENT ADVISER: ING Life Insurance and Annuity            foreign companies that the subadviser believes have high
    Company                                                       growth potential. Will normally invest in securities of at
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset Management   least three different countries other than the U.S. and
    (London) Ltd.                                                 will invest in both developed and developing markets.
-------------------------------------------------------------------------------------------------------------------------------

SmartDesign Advantage -- 131799
                                       B5

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN MID CAP VALUE PORTFOLIO (Service Class)              Seeks growth from capital appreciation.  A nondiversified
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    Portfolio that invests primarily (at least 80% of net
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management      assets under normal circumstances) in a broad portfolio of
    Inc.                                                          common stocks of companies with market capitalizations of
                                                                  $1 billion to $20 billion at the time of purchase that the subadviser believes to be undervalued.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO                           Seeks capital appreciation.  Invests primarily (at least
    (Service Class)                                               65% of net assets) in common stocks and related securities,
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    such as preferred stocks, convertible securities and
    INVESTMENT SUBADVISER: Massachusetts Financial Services       depositary receipts.
    Company
-------------------------------------------------------------------------------------------------------------------------------
ING MFS GLOBAL GROWTH PORTFOLIO (Service Class)                   Seeks capital appreciation.  Invests primarily (at least
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    65% of net assets under normal circumstances) in common
    INVESTMENT SUBADVISER: Massachusetts Financial Services       stocks and related equity securities such as preferred
    Company                                                       stock, convertible securities and depositary receipts.
                                                                  Invests in securities of companies worldwide growing at
                                                                  rates expected to be well above the growth rate of the
                                                                  overall U.S. economy.
-------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 80% of net assets under normal circumstances) in
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    common stocks and related securities, such as preferred
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management      stocks, convertible securities and depositary receipts, of
    Inc.                                                          emerging growth companies.
-------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO  (Service Class)          Seeks long-term growth of capital and future income.  Under
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    normal circumstances, invests at least 80% of net assets
    INVESTMENT SUBADVISER: UBS Global Asset Management            (plus borrowings for investment purposes, if any) in U.S.
    (Americas) Inc.                                               equity securities.  Investments inequity securities may
                                                                  include dividend-paying securities, common stock and
                                                                  preferred stock.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN COMSTOCK PORTFOLIO  (Service Class)                Seeks capital growth and income.  Invests in portfolio of
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    equity securities, including common stocks, preferred
    INVESTMENT SUBADVISER: Van Kampen                             stocks and securities convertible into common and preferred stocks.
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
-------------------------------------------------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO                                       Seeks to achieve maximum total return and minimal exposure
    INVESTMENT ADVISER:  ING Investments, LLC                     of the Series' assets to a market value loss, by
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    participating, to the extent possible in favorable equity
                                                                  market performance during the Guarantee Period.  The Series will not implement an "investment strategy" in any
                                                                  conventional sense.  Rather, the Series' asset allocation
                                                                  strategy seeks to optimize the exposure of the Series to
                                                                  the Equity Component while protecting the Series' assets.
                                                                  Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee.
-------------------------------------------------------------------------------------------------------------------------------

SmartDesign Advantage -- 131799
                                       B6

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VP WORLDWIDE GROWTH PORTFOLIO                                 Seeks long-term capital appreciation. A nondiversified
    INVESTMENT ADVISER:  ING Investments, LLC                     Portfolio that under normal conditions, invests at least
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    65% of net assets in equity securities of issuers located
                                                                  in at least three countries, one of which may be the U.S.
                                                                  Generally invests at least 75% of total assets in common
                                                                  and preferred stocks, warrants and convertible securities.
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
      7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO                              Seeks to outperform the total return performance of the
    (Class S)                                                     Standard & Poor's 500 Composite Stock Price Index (S&P 500
    INVESTMENT ADVISER:  ING Investments, LLC                     Index), while maintaining a market level of risk. Invests
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    at least 80% of assets in stocks included in the S&P 500
                                                                  Index. The subadviser's objective is to overweight those
                                                                  stocks in the S&P 500 Index that it believes will
                                                                  outperform the index and underweight or avoid those stocks it believes will underperform the index.
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS MIDCAP PORTFOLIO (Class S)                      Seeks to outperform the total return performance of the
    INVESTMENT ADVISOR:  ING Investments, LLC INVESTMENT          Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index),
    SUBADVISER:  Aeltus Investment Management, Inc.               while maintaining a market level of risk.  Invests at least
                                                                  80% of assets in stocks included in the S&P MidCap 400
                                                                  Index.  The subadviser's objective is to overweight those
                                                                  stocks in the S&P MidCap 400 Index that it believes will
                                                                  outperform the index and underweight or avoid those stocks that it believes will underperform the index.
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS SMALLCAP PORTFOLIO (Class S)                    Seeks to outperform the total return performance of the
    INVESTMENT ADVISOR:  ING Investments, LLC                     Standard & Poor's SmallCap 600 Index (S&P 600 Index), while
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    maintaining a market level of risk.  Invests at least 80%
                                                                  of assets in stocks included in the S&P 600 Index.  The
                                                                  subadviser's objective is to overweight those stocks in the
                                                                  S&P 600 Index that it believes will outperform the index
                                                                  and underweight or avoid those stocks that it believes will underperform the index.
-------------------------------------------------------------------------------------------------------------------------------
ING VP VALUE OPPORTUNITY PORTFOLIO (Class S)                      Seeks growth of capital primarily through investment in a
    INVESTMENT ADVISOR:  ING Investments, LLC                     diversified portfolio of common stocks and securities
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    convertible into common stock.  Under normal market
                                                                  conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock.
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP CONVERTIBLE PORTFOLIO (Service Class)                      Seeks maximum total return, consisting of capital
    INVESTMENT ADVISER:  ING Investments, LLC                     appreciation and current income.  Under normal conditions,
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    invests at least 80% of assets in convertible securities.
                                                                  Emphasizes companies with market capitalizations above $500 million.  May also invest up to 20% of total assets in
                                                                  common and nonconvertible preferred stocks, and in
                                                                  nonconvertible debt securities, which may include high
                                                                  yield debt securities (commonly known as "junk bonds")
                                                                  rated below investment grade, or of comparable quality if
                                                                  unrated.
-------------------------------------------------------------------------------------------------------------------------------

SmartDesign Advantage -- 131799
                                       B7

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VP FINANCIAL SERVICES PORTFOLIO (Service Class)               Seeks long-term capital appreciation.  Invests, under
    INVESTMENT ADVISER:  ING Investments, LLC                     normal market conditions, at least 80% of assets in equity
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    securities and equity equivalent securities of companies
                                                                  principally engaged in the financial services industry.  As a general matter, the Portfolio expects these investments
                                                                  to be in common stocks of large-, mid- and small-sized
                                                                  companies.  May invest remaining 20% of assets in equity or debt securities of financial services companies or
                                                                  companies that are not financial services companies, and in money market instruments.
-------------------------------------------------------------------------------------------------------------------------------
ING VP MAGNACAP PORTFOLIO (Service Class)                         Seeks growth of capital, with dividend income as a
    INVESTMENT ADVISER:  ING Investments, LLC                     secondary consideration. Normally invests at least 80% of
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    assets in common stocks of large companies, which are those included in the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow or earnings, or the
                                                                  1,000 largest companies as measured by equity market
                                                                  capitalization.
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
      11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND (Series II)                 Seeks long-term growth of capital. Seeks to meet its
    INVESTMENT ADVISER:  A I M Advisors, Inc.                     objective by investing in securities of companies that are
    INVESTMENT SUBADVISER:  H.S. Dent Advisors, Inc.              likely to benefit from changing demographic, economic and
                                                                  lifestyle trends. These securities may include common
                                                                  stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market
                                                                  capitalizations.
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH FUND (Series II)                                  Seeks growth of capital.  Seeks to meet its investment
    INVESTMENT ADVISER:  A I M Advisors, Inc.                     objective by investing principally in seasoned and better
                                                                  capitalized companies considered to have strong earnings
                                                                  momentum.
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      P.O. Box 1520, Secaucus, NJ 07096-1520.
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO                     Seeks reasonable current income and reasonable opportunity
    (Class B)                                                     for appreciation through investments primarily in
    INVESTMENT ADVISER:  Alliance Capital Management L.P.         dividend-paying common stocks of good quality. Invests
                                                                  primarily in dividend-paying common stocks of large,
                                                                  well-established "blue chip" companies
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO                        Seeks growth of capital by pursuing aggressive investment
    (Class B)                                                     policies. Invests primarily in equity securities of U.S.
    INVESTMENT ADVISER:  Alliance Capital Management L.P.         companies focusing on a relatively small number of
                                                                  intensively researched companies. Normally invests in about
                                                                  40-60 companies usually constituting approximately 70% of
                                                                  the portfolio's net assets and up to 20% of its total
                                                                  assets in equity securities of non-U.S. companies.
-------------------------------------------------------------------------------------------------------------------------------

SmartDesign Advantage -- 131799
                                       B8


FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VALUE PORTFOLIO (Class B)                       Seeks long-term growth of capital.  Invests primarily in a
    INVESTMENT ADVISER:  Alliance Capital Management L.P.         diversified portfolio of equity securities of companies
                                                                  with relatively large market capitalizations that Alliance
                                                                  (the Portfolio's investment adviser) believes are
                                                                  undervalued.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO
      82 Devonshire Street, Boston, MA 02109
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO                           Seeks long-term capital appreciation. Normally invests
(Service Class 2)                                                 primarily in common stocks of companies whose value the
    INVESTMENT ADVISER: Fidelity Management & Research Company    Portfolio's investment adviser believes is not fully
    INVESTMENT SUBADVISER: Fidelity Management & Research         recognized by the public.
    (U.K.) Inc.; Fidelity Management & Research (Far East)
    Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO                            Seeks reasonable income. Also considers the potential for
(Service Class 2)                                                 capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management & Research Company    exceeds the composite yield on the securities comprising
    INVESTMENT SUBADVISER: FMR Co., Inc.                           the Standard & Poor's 500(SM) Index. Normally invests at
                                                                  least 80% of total assets in income-producing equity
                                                                  securities (which tends to lead to investments in large cap
                                                                  "value" stocks).
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VIP GROWTH PORTFOLIO (Service Class 2)                 Seeks to achieve capital appreciation. Normally invests
    INVESTMENT ADVISER: Fidelity Management & Research Company    primarily in common stocks of companies, investing in both
    INVESTMENT SUBADVISER: FMR Co., Inc.                          domestic and foreign issuers.  Invests in either "growth"
                                                                  stocks or "value" stocks or both.
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
      7800 East Union Avenue, Denver, CO 80237
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-- LEISURE FUND (SERIES I)                             Seeks capital growth. The Fund normally invests at least
    INVESTMENT ADVISER:  A I M Advisors, Inc.                     80% of its net assets in the equity securities and
    INVESTMENT SUBADVISER:  INVESCO Institutional (N.A.), Inc.    equity-related instruments of companies engaged in the
                                                                  design, production, and distribution of products related to leisure activities. These industries include, but are not
                                                                  limited to, hotels/gaming, publishing, advertising,
                                                                  beverages, audio/video, broadcasting-radio/TV, cable &
                                                                  satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail,
                                                                  and toys. At any given time, 20% of the Fund's assets are
                                                                  not required to be invested in the sector.
-------------------------------------------------------------------------------------------------------------------------------

SmartDesign Advantage -- 131799
                                       B9

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-- UTILITIES FUND (SERIES I)                           Seeks capital growth. It also seeks current income. The
    INVESTMENT ADVISER:  A I M Advisors, Inc.                     Fund normally invests at least 80% of its net assets in the
    INVESTMENT SUBADVISER:  INVESCO Institutional (N.A.), Inc.    equity securities and equity-related instruments of
                                                                  companies engaged in utilities-related industries. These
                                                                  include, but are not limited to, companies that produce,
                                                                  generate, transmit, or distribute natural gas or
                                                                  electricity, as well as in companies that provide
                                                                  telecommunications services, including local, long distance and wireless. A portion of the Fund's assets is not
                                                                  required to be invested in the sector.
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
      100 Fillmore Street, Denver, CO 80206-4928
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO                     Seeks long-term capital growth of capital in a manner
    (Service Class)                                               consistent with the preservation of capital.  Invests
    INVESTMENT ADVISER:  Janus Capital                            primarily in common stocks of companies of any size located throughout the world.  Normally invests in issuers from at least five different countries, including the United
                                                                  States.  May, under unusual circumstances, invest in fewer than five countries or even a single country.  Will limit
                                                                  its investment in high-yield/high-risk bonds to less than
                                                                  35% of its net assets.  May invest without limit in foreign equity and debt securities.
-------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
      60 State Street, Boston, MA 02109
-------------------------------------------------------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO (Class II)                             Seeks reasonable income and capital growth. Invests in a
    INVESTMENT ADVISER:  Pioneer Investment Management, Inc.      broad list of carefully selected, reasonably priced
                                                                  securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The
                                                                  Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.  For purposes of the
                                                                  Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity
                                                                  instruments, such as depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and
                                                                  preferred stocks.
-------------------------------------------------------------------------------------------------------------------------------
PIONEER SMALL COMPANY VCT PORTFOLIO (Class II)                    Seeks capital appreciation by investing in a diversified
    INVESTMENT ADVISER:  Pioneer Investment Management, Inc.      portfolio of securities consisting primarily of equity
                                                                  securities of small companies. Normally, the Portfolio
                                                                  invests at least 80% of its net assets in equity securities of small companies.  Small companies are those with market values, at the time of investment, that do not exceed the
                                                                  greater of the market capitalization of the largest company within the Russell 2000 Index or the 3-year rolling average of the market capitalization of the largest company with
                                                                  the Russell 2000 Index as measured at the end of the
                                                                  preceding month.
-------------------------------------------------------------------------------------------------------------------------------
PRO FUNDS VP
      3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH 43218-2000
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BULL                                                   Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors LLC                      that correspond to the daily performance of the S&P 500
                                                                  Index.
----------------------------------------------------------------- -------------------------------------------------------------

SmartDesign Advantage -- 131799
                                       B10


FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP EUROPE 30                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors LLC                     that correspond to the daily performance of the ProFunds
                                                                  Europe 30 Index.
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP RISING RATES OPPORTUNITY                               Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors LLC                      that correspond to one and one-quarter times (125%) the
                                                                  inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond.
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors LLC                     that correspond to the daily performance of the Russell
                                                                  2000 Index.
-------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.
      751 Broad Street, Newark, NJ 07102
-------------------------------------------------------------------------------------------------------------------------------
JENNISON PORTFOLIO (Class II)                                     Seeks to achieve long-term growth of capital. Invests
    INVESTMENT ADVISER:  Prudential Investments LLC               primarily in equity securities of major, established
    INVESTMENT SUBADVISER:  Jennison Associates LLC               corporations that the investment adviser believes offer
                                                                  above-average growth prospects. May invest up to 30% of
                                                                  total assets in foreign securities. Normally invests 65% of total assets in common stocks and preferred stocks of
                                                                  companies with capitalization in excess of $1 billion.
-------------------------------------------------------------------------------------------------------------------------------
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO (Class II)        Seeks long-term growth of capital. Invests in
    (formerly SP Jennison International Growth Portfolio)         equity-related securities of foreign issuers that the
    INVESTMENT ADVISER:  Prudential Investments LLC               subadviser thinks will increase in value over a period of
    INVESTMENT SUBADVISER:  William Blair & Company LLC           years. Invests primarily in the common stock of large and
                                                                  medium-sized foreign companies. Under normal circumstances, invests at least 65% of total assets in common stock of
                                                                  foreign companies operating or based in at least five
                                                                  different countries.
-------------------------------------------------------------------------------------------------------------------------------
UBS SERIES TRUST
-------------------------------------------------------------------------------------------------------------------------------
UBS ALLOCATION PORTFOLIO (Class II)                               Total return, consisting of long-term capital appreciation
    (formerly UBS Tactical Allocation Portfolio)                  and current income.  The fund is a multi-asset fund and
    INVESTMENT ADVISER:  UBS Global Asset Management (US) Inc.    allocates its assets among the major domestic asset classes
                                                                  (U.S. fixed income and U.S. equities) based upon UBS Global
                                                                  AM's assessment of prevailing market conditions in the U.S.
                                                                  and abroad.
-------------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING PORTFOLIOS ARE WITHIN THE CURRENT GROUP OF ING PORTFOLIOS INCLUDED IN ONE OR MORE OF THE LIFESTYLE PORTFOLIOS:


     ING Alliance Mid Cap Growth Portfolio                    ING Salomon Brothers All Cap Portfolio
     ING JP Morgan Fleming International Portfolio            ING Salomon Brothers Investors Portfolio
     ING Julius Baer Foreign Portfolio                        ING VP Bond Portfolio
     ING Legg Mason Value Portfolio                           ING VP Growth Portfolio
     ING Liquid Asset Portfolio                               ING VP Index Plus MidCap Portfolio
     ING Marsico Growth Portfolio                             ING VP Index Plus SmallCap Portfolio
     ING PIMCO Core Bond Portfolio                            ING VP Mid Cap Opportunities Portfolio
     ING PIMCO High Yield Portfolio                           ING VP Small Company Portfolio
     ING Salomon Brothers Aggressive Growth

THE FOLLOWING PORTFOLIOS ARE THOSE WITHIN THE GROUP OF ING PORTFOLIOS THAT MAY BE INCLUDED IN ONE OR MORE OF THE ING LIFESTYLE PORTFOLIOS:

SmartDesign Advantage -- 131799
                                       B11

ING AIM Mid Cap Growth Portfolio                                ING MFS Total Return Portfolio
ING Alger Aggressive Growth Portfolio                           ING OpCap Balanced Value Portfolio
ING Alger Growth Portfolio                                      ING PIMCO Core Bond Portfolio
ING Alliance Mid Cap Growth Portfolio                           ING PIMCO High Yield Portfolio
ING American Century SmallCap Value Portfolio
ING Baron SmallCap Growth Portfolio                             ING Salomon Brothers Aggressive Growth Portfolio
ING Capital Guardian Large Cap Value Portfolio                  ING Salomon Brothers All Cap Portfolio
ING Capital Guardian Managed Global Portfolio                   ING Salomon Brothers Investors Portfolio
ING Capital Guardian Small Cap Portfolio                        ING T. Rowe Price Growth Equity Portfolio
                                                                ING T. Rowe Price Capital Appreciation Portfolio
ING Eagle Asset Value Equity Portfolio                          ING T. Rowe Price Equity Income Portfolio
                                                                ING UBS U.S. Balanced Portfolio
ING Evergreen Omega Portfolio                                   ING UBS U.S. Large Cap Equity Portfolio
ING FMR Diversified Mid Cap Portfolio                           ING Van Kampen Comstock Portfolio
                                                                ING Van Kampen Equity Growth Portfolio
ING International Portfolio                                     ING Van Kampen Global Franchise Portfolio
ING Janus Special Equity Portfolio                              ING Van Kampen Growth and Income Portfolio
ING Jennison Equity Opportunities Portfolio                     ING VP Balanced Portfolio
ING JPMorgan Fleming International Portfolio                    ING VP Bond Portfolio
ING JPMorgan Small Cap Equity Portfolio
ING JP Morgan MidCap Value Portfolio                            ING VP Growth & Income Portfolio
ING Julius Baer Foreign Portfolio                               ING VP Growth Portfolio
ING Legg Mason Value Portfolio                                  ING VP Index Plus LargeCap Portfolio
ING Liquid Asset Portfolio                                      ING VP Index Plus MidCap Portfolio
ING Marscico Growth Portfolio                                   ING VP Index Plus SmallCap Portfolio
ING Mercury Focus Value Portfolio                               ING VP MidCap Opportunities Portfolio
ING MFS Capital Opportunities Portfolio                         ING VP Small Company Portfolio
                                                                ING VP SmallCap Opportunities Portfolio
ING MFS Mid Cap Growth Portfolio                                ING VP Value Opportunity Portfolio
ING MFS Research Portfolio                                      ING VP Worldwide Growth Portfolio

THE PROSPECTUS FOR THE ING LIFESTYLE PORTFOLIO CONTAINS INFORMATION ABOUT THE UNDERLYING PORTFOLIOS INCLUDED IN THE ING LIFESTYLE PORTFOLIO.

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                                FIXED ACCOUNT II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We offer Fixed Interest Allocations with guaranteed interest periods that may vary by maturity, state of issue and rate. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole

SmartDesign Advantage -- 131799
                                       C1
discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.

TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the income phase start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the income phase start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

      (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

      (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

      (3)   We add (1) and

SmartDesign Advantage -- 131799
                                       C2

      (4)   We subtract from (3) any transfers from that Fixed Interest
            Allocation.

      (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account II.

SmartDesign Advantage -- 131799
                                       C3

--------------------------------------------------------------------------------
APPENDIX D
--------------------------------------------------------------------------------

                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2004. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

SmartDesign Advantage -- 131799
                                       D1

--------------------------------------------------------------------------------
APPENDIX E
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000, and that Option Package I was selected.

In this example, $3,500 (10% of contract value) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $10,500 ($35,000 x .30). Therefore, $7,000 (10,500 - 3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 4% surrender charge of $280 ($7,000 x .04). The amount of the withdrawal paid to you will be $10,220 ($10,500 - $280).

This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

SmartDesign Advantage -- 131799
                                       E1

--------------------------------------------------------------------------------
APPENDIX F
--------------------------------------------------------------------------------

           WITHDRAWAL ADJUSTMENT FOR 5% ROLL-UP DEATH BENEFIT EXAMPLES

EXAMPLE #1: THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT

      Assume a premium payment of $100,000, AV at the time of withdrawal of $80,000 and a 5% Roll-Up minimum guarantee death benefit ("MGDB") at the time of withdrawal of $120,000. A total withdrawal of $20,000 is made.

Calculate the Effect of the Withdrawal

      Pro-rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

      MGDB  after Pro-rata Withdrawal = $90,000 ($120,000 - $30,000)

      AV    after Pro-rata Withdrawal = $60,000 ($80,000 - $20,000)

EXAMPLE #2: THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT

      Assume a premium payment of $100,000, AV at the time of withdrawal of $160,000 and a 5% Roll-Up minimum guarantee death benefit ("MGDB") at the time of withdrawal of $120,000. A total withdrawal of $20,000 is made.

Calculate the Effect of the Withdrawal

      Pro-rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

      MGDB  after Pro-rata Withdrawal = $105,000 ($120,000 - $15,000)

      AV    after Pro-rata Withdrawal = $140,000 ($160,000 - $20,000)

EXAMPLE #3: THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT

      Assume a premium payment of $100,000, AV at the time of withdrawal of $120,000 and a 5% Roll-Up minimum guarantee death benefit ("MGDB") at the time of withdrawal of $120,000. A total withdrawal of $20,000 is made.

Calculate the Effect of the Withdrawal

      Pro-rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

      MGDB  after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

      AV    after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

SmartDesign Advantage -- 131799
                                       F1

--------------------------------------------------------------------------------
APPENDIX G
--------------------------------------------------------------------------------

                    SPECIAL FUNDS AND EXCLUDED FUNDS EXAMPLES

EXAMPLE #1: The following examples are intended to demonstrate the impact on your 5% Roll-Up minimum guaranteed death benefit ("MGDB") of allocating your Contract Value to Special Funds.

----------------------------------------    ---------------------------------------    -------------------------------------
        MGDB IF 50% INVESTED IN                     MGDB IF 0% INVESTED IN                   MGDB IF 100% INVESTED IN
             SPECIAL FUNDS                              SPECIAL FUNDS                             SPECIAL FUNDS

----------------------------------------    ---------------------------------------    -------------------------------------

END OF YR  COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL       END OF YR COVERED   SPECIAL   TOTAL
     0       500       500      1,000            0      1,000       --     1,000            0        0       1000    1000
     1       525       500      1,025            1      1,050       --     1,050            1        0       1000    1000
     2       551       500      1,051            2      1,103       --     1,103            2        0       1000    1000
     3       579       500      1,079            3      1,158       --     1,158            3        0       1000    1000
     4       608       500      1,108            4      1,216       --     1,216            4        0       1000    1000
     5       638       500      1,138            5      1,276       --     1,276            5        0       1000    1000
     6       670       500      1,170            6      1,340       --     1,340            6        0       1000    1000
     7       704       500      1,204            7      1,407       --     1,407            7        0       1000    1000
     8       739       500      1,239            8      1,477       --     1,477            8        0       1000    1000
     9       776       500      1,276            9      1,551       --     1,551            9        0       1000    1000
    10       814       500      1,314           10      1,629       --     1,629           10        0       1000    1000
----------------------------------------    ---------------------------------------    -------------------------------------

----------------------------------------    ---------------------------------------
        MGDB IF TRANSFERRED TO                      MGDB IF TRANSFERRED TO
             SPECIAL FUNDS                              COVERED FUNDS
      AT THE BEGINNING OF YEAR 6                  AT THE BEGINNING OF YEAR 6
----------------------------------------    ---------------------------------------

END OF YR  COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL
     0      1,000        --     1,000            0         --    1,000     1,000
     1      1,050        --     1,050            1         --    1,000     1,000
     2      1,103        --     1,103            2         --    1,000     1,000
     3      1,158        --     1,158            3         --    1,000     1,000
     4      1,216        --     1,216            4         --    1,000     1,000
     5      1,276        --     1,276            5         --    1,000     1,000
     6         --     1,276     1,276            6      1,050       --     1,050
     7         --     1,276     1,276            7      1,103       --     1,103
     8         --     1,276     1,276            8      1,158       --     1,158
     9         --     1,276     1,276            9      1,216       --     1,216
    10         --     1,276     1,276           10      1,276       --     1,276
----------------------------------------    ---------------------------------------

SmartDesign Advantage -- 131799
                                       G1

EXAMPLE #2: THE FOLLOWING EXAMPLES ARE INTENDED TO DEMONSTRATE THE IMPACT ON YOUR 5% ROLL-UP MINIMUM GUARANTEED DEATH BENEFIT ("MGDB") AND/OR YOUR MINIMUM GUARANTEED ACCUMULATION BENEFIT ("MGAB") OF ALLOCATING YOUR CONTRACT VALUE TO EXCLUDED FUNDS.

----------------------------------------------------------------------------      --------------------------------------
                  MGDB IF 50% INVESTED IN EXCLUDED FUNDS                          MGDB IF 0% INVESTED IN EXCLUDED FUNDS
----------------------------------------------------------------------------      --------------------------------------
                Covered           Excluded            Total         Death                        Covered        Death
                                                                   Benefit                                     Benefit
           -----------------------------------------------------------------               -----------------------------
   end       MGDB                                                                   end
  of yr                AV     "MGDB"      AV      MGDB      AV                     of yr     MGDB       AV
    0        500      500       500      500     1,000     1,000    1,000            0       1,000     1,000    1,000
    1        525      510       525      510     1,035     1,020    1,035            1       1,050     1,020    1,050
    2        551      490       551      490     1,041       980    1,041            2       1,103       980    1,103
    3        579      520       579      520     1,099     1,040    1,099            3       1,158     1,040    1,158
    4        608      550       608      550     1,158     1,100    1,158            4       1,216     1,100    1,216
    5        638      450       638      450     1,088       900    1,088            5       1,276       900    1,276
    6        670      525       670      525     1,195     1,050    1,195            6       1,340     1,050    1,340
    7        704      600       704      600     1,304     1,200    1,304            7       1,407     1,200    1,407
    8        739      750       739      750     1,489     1,500    1,500            8       1,477     1,500    1,500
    9        776      500       776      500     1,276     1,000    1,276            9       1,551     1,000    1,551
    10       814      300       814      300     1,114       600    1,114            10      1,629       600    1,629
----------------------------------------------------------------------------      --------------------------------------

---------------------------------------
  MGDB IF 100% INVESTED IN EXCLUDED
                FUNDS
---------------------------------------
               Excluded        Death
                              Benefit
         ------------------------------
  end
 of yr    "MGDB"       AV
   0       1,000     1,000     1,000
   1       1,050     1,020     1,020
   2       1,103       980       980
   3       1,158     1,040     1,040
   4       1,216     1,100     1,100
   5       1,276       900       900
   6       1,340     1,050     1,050
   7       1,407     1,200     1,200
   8       1,477     1,500     1,500
   9       1,551     1,000     1,000
   10      1,629       600       600
---------------------------------------

Note: AV are hypothetical illustrative values. Not a projection. "MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)

----------------------------------------------------------------------------      --------------------------------------
                                                                                         MGAB IF 0% INVESTED IN
                  MGAB IF 50% INVESTED IN EXCLUDED FUNDS                                     EXCLUDED FUNDS
----------------------------------------------------------------------------      --------------------------------------
                Covered           Excluded                 Total                                     Covered
           -----------------------------------------------------------------               -----------------------------
end of yr    MGAB      AV      "MGAB      AV      MGAB       AV      MGAB         end of     MGAB       AV       MGAB
             BASE              Base"              BASE                               yr      Base
    10       500      300       500      300       800      600      200             10      1,000      600      400
----------------------------------------------------------------------------      --------------------------------------

---------------------------------------
  MGAB IF 100% INVESTED IN EXCLUDED
                FUNDS
---------------------------------------
                   Excluded
         ------------------------------
end of     "MGAB      AV       MGAB
   yr      Base"
   10      1,000      600        --
---------------------------------------

Note: "MGAB Base" for Excluded Funds is notional. Not used to determine benefits. For Excluded Funds, the lesser of AV and "MGAB Base" is used as the MGAB Benefit Base. MGAB = Greater of Zero and MGAB Benefit Base - AV

SmartDesign Advantage -- 131799
                                       G2

-----------------------------------------------------------------------------------------------------------------------------
                 MGDB AND MGAB IF TRANSFER FROM COVERED FUNDS TO EXCLUDED FUNDS AT THE BEGINNING OF YEAR 6
-----------------------------------------------------------------------------------------------------------------------------
                Covered            Excluded            Total                        Covered   Excluded    MGAB
           --------------------------------------------------------------------    ------------------------------------------
                                                                     Death                     "MGAB      Benefit
end of yr    MGDB      AV      "MGDB"     AV       MGDB      AV      Benefit       MGAB Base   Base"      Base         MGAB
    --      1,000     1,000       --        --    1,000     1,000     1,000          1,000        --      1,000
     1      1,050     1,020       --        --    1,050     1,020     1,050          1,000        --      1,000
     2      1,103       980       --        --    1,103       980     1,103          1,000        --      1,000
     3      1,158     1,040       --        --    1,158     1,040     1,158          1,000        --      1,000
     4      1,216     1,100       --        --    1,216     1,100     1,216          1,000        --      1,000
     5      1,276       900       --        --    1,276       900     1,276          1,000        --      1,000
     6         --        --    1,340     1,050    1,050     1,050     1,050             --     1,000      1,000
     7         --        --    1,407     1,200    1,200     1,200     1,200             --     1,000      1,000
     8         --        --    1,477     1,500    1,500     1,500     1,500             --     1,000      1,000
     9         --        --    1,551     1,000    1,000     1,000     1,000             --     1,000      1,000
    10         --        --    1,629       600      600       600       600             --     1,000        600         --
-----------------------------------------------------------------------------------------------------------------------------

Note: MGDB (MGAB Base) transferred to Excluded Funds equals the MGDB (MGAB Base) in Covered Funds (or pro-rata portion thereof for partial transfer)
      Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except MGDB in Special Funds does not accumulate).

-----------------------------------------------------------------------------------------------------------------------------
 MGDB AND MGAB IF TRANSFER FROM EXCLUDED FUNDS TO COVERED FUNDS AT THE BEGINNING OF YEAR 6
-----------------------------------------------------------------------------------------------------------------------------
                Covered            Excluded            Total                        Covered   Excluded    MGAB
           --------------------------------------------------------------------    ------------------------------------------
                                                                     Death                     "MGAB      Benefit
end of yr    MGDB      AV      "MGDB"     AV       MGDB      AV      Benefit       MGAB Base   Base"      Base         MGAB
    --         --        --    1,000     1,000    1,000     1,000     1,000             --     1,000      1,000
    1          --        --    1,050     1,020    1,020     1,020     1,020             --     1,000      1,000
    2          --        --    1,103       980      980       980       980             --     1,000        980
    3          --        --    1,158     1,040    1,040     1,040     1,040             --     1,000      1,000
    4          --        --    1,216     1,100    1,100     1,100     1,100             --     1,000      1,000
    5          --        --    1,276       900      900       900       900             --     1,000        900
    6         945     1,050       --        --      945     1,050     1,050            900        --        900
    7         992     1,200       --        --      992     1,200     1,200            900        --        900
    8       1,042     1,500       --        --    1,042     1,500     1,500            900        --        900
     9      1,094     1,000       --        --    1,094     1,000     1,094            900        --        900
    10      1,149       600       --        --    1,149       600     1,149            900        --        900        300
-----------------------------------------------------------------------------------------------------------------------------

Note: MGDB (MGAB Base) transferred to Covered Funds is the lesser of MGDB (MGAB
      Base) in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except MGDB in Special Funds does not accumulate).

SmartDesign Advantage -- 131799
                                       G3

--------------------------------------------------------------------------------
APPENDIX H
--------------------------------------------------------------------------------

 EXAMPLES FOR ADJUSTMENTS TO THE MGWB WITHDRAWAL ACCOUNT AND THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT FOR TRANSFERS AND WITHDRAWALS IN EXCESS OF THE MAXIMUM ANNUAL
                 WITHDRAWAL AMOUNT ("EXCESS WITHDRAWAL AMOUNT")

EXAMPLE #1: OWNER HAS INVESTED ONLY IN COVERED FUNDS

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000
* (1 - $3,000 / $93,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

EXAMPLE #2: OWNER HAS INVESTED ONLY IN EXCLUDED FUNDS

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000
* (1 - $10,000 / $100,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

SmartDesign Advantage -- 131799
                                       I1

EXAMPLE #3: OWNER HAS INVESTED IN BOTH COVERED AND EXCLUDED FUNDS

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount
(MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 - $1,000 / $53,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

EXAMPLE #4: OWNER TRANSFERS FUNDS FROM EXCLUDED FUNDS TO COVERED FUNDS

Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

EXAMPLE #5: OWNER TRANSFERS FUNDS FROM COVERED FUNDS TO EXCLUDED FUNDS

Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded

SmartDesign Advantage -- 131799
                                       I2

Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 +
$12,500).

SmartDesign Advantage -- 131799
                                       I3

--------------------------------------------------------------------------------
APPENDIX I
--------------------------------------------------------------------------------

              DEATH BENEFITS FOR PRE-NOVEMBER 2003 CONTRACT OWNERS

The purpose of Appendix I is to describe the death benefits applicable to contract owners in the Pre-November-2003 category. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus.

--------------------------------------------------------------------------------
SPECIAL FUNDS
--------------------------------------------------------------------------------

We use the term Special Funds in the discussion of the death benefit options. Currently, no subaccounts have been designated as Special Funds. The Company may, at any time, designate new and/or existing subaccounts as a Special Fund with 30 days notice with respect to new premiums added or transfers to such subaccounts. Such subaccounts will include those that, due to their volatility, are excluded from the death benefit guarantees that may otherwise be provided. Allocations to Special Funds will not affect the death benefit that may be available under the earnings multiplier benefit rider. Designation of a subaccount as a Special Fund may vary by benefit. For example, a subaccount may be designated a Special Fund for purposes of calculating one death benefit and not another.

--------------------------------------------------------------------------------
DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------

Currently, no investment portfolios are designated as "Special Funds." We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may at our discretion reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefits described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1) the contract value minus any credits added since or within 12 months prior to death; and

      2)    the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of the Base Death Benefit and the SUM of 1) and 2), LESS 3):

      1)    the contract value allocated to Special Funds; and

      2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds;

      3)    any credit added since or within 12 months prior to death.

SmartDesign Advantage -- 131799
                                       I3

The Standard Minimum Guaranteed Death Benefit equals:

      1) the initial premium payment plus the initial credit, if applicable, allocated to Special and Non-Special Funds, respectively;

      2) increased by premium payments, and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

      3) reduced by a pro-rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

The 5% ROLL-UP DEATH BENEFIT, equals the GREATER of:

      1)    the Standard Death Benefit; and

      2) the sum of the contract value allocated to Special Funds and the 5% Roll-Up Minimum Guaranteed Death Benefit for Non-Special Funds less any initial credit added since or within 12 months prior to death.

The 5% Roll-Up Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

      1) premiums, plus the initial credit, if applicable, adjusted for withdrawals and transfers, accumulated at 5% until the earlier of attainment of age 90 or reaching the cap (equal to 3 times all premium payments and the initial credit, if applicable, as reduced by adjustments for withdrawals) and thereafter at 0%, and

      2)    the cap.

A pro-rata adjustment to the 5% Roll-Up Minimum Guaranteed Death Benefit is made for any withdrawals. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 5% Roll-Up Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 5% Roll-Up Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal. Please see Appendix F for examples of the pro-rata withdrawal adjustment.

A pro-rata adjustment to the cap is made for any withdrawals. The amount of the pro-rata adjustment for withdrawals will equal (a) divided by (b) times (c): where (a) is the contract value of the withdrawal; (b) is the contract value immediately prior to the withdrawal; and (c) is the cap immediately prior to the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro-rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro-rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds, respectively.

SmartDesign Advantage -- 131799
                                       I2

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATER of:

      1)    the Standard Death Benefit; and

      2) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds, less any initial credit added since or within 12 months prior to death.

The ANNUAL RATCHET MINIMUM GUARANTEED DEATH BENEFIT equals:

      1) the initial premium plus the initial credit, if applicable, allocated at issue to Special and Non-Special Funds, respectively;

      2) increased dollar for dollar by any premium, allocated after issue to Special and Non-Special Funds, respectively;

      3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds before crediting of any applicable renewal credit;

      4) for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Special Funds before crediting of any applicable renewal credit.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro-rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

SmartDesign Advantage -- 131799
                                       I3

--------------------------------------------------------------------------------
APPENDIX J
--------------------------------------------------------------------------------

                              PROJECTED SCHEDULE OF
                      ING GET U.S. CORE PORTFOLIO OFFERINGS

                                                            OFFERING DATES                  GUARANTEE DATES
      ----------------------------------------------------- ------------------------------- ----------------------
      ING GET U.S. CORE PORTFOLIO-- SERIES 4                03/12/04 - 06/10/04             06/11/04 - 06/12/09

      ING GET U.S. CORE PORTFOLIO-- SERIES 5                06/11/04 - 09/09/04             09/10/04 - 09/09/11

      ING GET U.S. CORE PORTFOLIO-- SERIES 6                09/10/04 - 12/09/04             12/10/04 - 12/09/11

      ING GET U.S. CORE PORTFOLIO-- SERIES 7                12/10/04 - 03/08/05             03/09/05 - 03/08/12

      ING GET U.S. CORE PORTFOLIO-- SERIES 8                03/09/05 - 06/07/05             06/08/05 - 06/07/12

SmartDesign Advantage -- 131799

                                   ING [LOGO]

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

SmartDesign Advantage -- 131799                                       04/30/2004

                                      PART B


                       STATEMENT OF ADDITIONAL INFORMATION


                     SMARTDESIGN ADVANTAGE VARIABLE ANNUITY



                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT




                                    ISSUED BY
                               SEPARATE ACCOUNT B


                                       OF
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.



                               DATE OF PROSPECTUS
                                       AND
                      STATEMENT OF ADDITIONAL INFORMATION:

                                   May 1, 2004

                                TABLE OF CONTENTS

         ITEM                                                              PAGE

Introduction...............................................................
Description of ING USA Annuity and Life Insurance Company..................
Separate Account B ........................................................
Safekeeping of Assets .....................................................
The Administrator..........................................................
Independent Auditors.......................................................
Distribution of Contracts..................................................
IRA Partial Withdrawal Option..............................................
Other Information..........................................................
Financial Statements of ING USA Annuity and Life Insurance Company.........
Financial Statements of Separate Account B.................................

INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.

DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.

As of December 31, 2003, ING USA had approximately $1,343.1 million in stockholder's equity and approximately $24.2 billion in total assets, including approximately $17 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. Reliastar Life Insurance Company of New York ("RLNY"), an affiliate of ING USA, is licensed to do variable annuity business in the state of New York.

SEPARATE ACCOUNT B

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

SAFEKEEPING OF ASSETS

ING USA acts as its own custodian for Separate Account B.

THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and ING USA became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to ING USA. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by ING USA on an allocated cost basis. Equitable Life billed ING USA $2,344,000, and $570,000 pursuant to the service agreement in 2003, 2002 respectively.

INDEPENDENT AUDITORS

Ernst & Young LLP, Suite 2800, 600 Peachtree Street, Atlanta GA 30308, independent auditors, performs annual audits of ING USA (formerly Golden American Life Insurance Company) and Separate Account B.

DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. ("DSI"), an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI. For the years ended 2003, 2002 and 2001 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to DSI aggregated $270,633,000, $287,208,000, and $223,321,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $27,898,000, $25,914,000, and $23,138,000, for the years ended 2003, 2002, and 2001, respectively.

PUBLISHED RATINGS

From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV's or contract values.


ILLUSTRATION OF CALCULATION OF AUV
         EXAMPLE 1.

1.   AUV, beginning of period                                           $ 10.00
2.   Value of securities, beginning of period                           $ 10.00
3.   Change in value of securities                                      $  0.10
4.   Gross investment return (3) divided by (2)                            0.01
5.   Less daily mortality and expense charge                         0.00004280
6.   Less asset based administrative charge                          0.00000411
7.   Net investment return (4) minus (5) minus (6)                  0.009953092
8.   Net investment factor (1.000000) plus (7)                      1.009953092
9.   AUV, end of period  (1) multiplied by (8)                    $ 10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX) EXAMPLE 2.

1.   Initial premium payment                                            $ 1,000
2.   AUV on effective date of purchase (see Example 1)                  $ 10.00
3.   Number of units purchased (1) divided by (2)                           100
4.   AUV for valuation date following purchase
     (see Example 1)                                              $ 10.09953092
5.   Contract Value in account for valuation date
     following purchase (3) multiplied by (4)                        $ 1,009.95

IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

ING USA notifies the contract owner of these regulations with a letter mailed in the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when ING USA receives the completed election form. ING USA calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

CONSOLIDATED FINANCIAL STATEMENTS OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

The audited consolidated financial statements of ING USA Annuity and Life Insurance Company, the statutory financial statements of acquired businesses and unaudited proforma financial information are listed below and are included in this Statement of Additional Information:

   Report of Independent Auditors
   Audited  Consolidated Financial Statements of ING USA Annuity
     and Life Insurance Company
    Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001
    Consolidated Balance Sheets as of December 31, 2003 and 2002
    Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001
    Consolidated Statements of Cash Flows for the years ended December 31, 2003,
      2002 and 2001
   Notes to Consolidated Financial Statements
   Other Financial Statements
    Financial Statements of Business Acquired
    Financial Statements-Statutory Basis of Equitable Life Insurance Company
      of Iowa as of December 31, 2003 and 2002
    Financial Statements-Statutory Basis of United Life and Annuity Insurance
      Company as of December 31, 2003 and 2002
    Financial Statements-Statutory Basis of USG Annuity & Life Company as of
      December 31, 2003 and 2002
    Unaudited Pro Forma Financial Information in Accordance with Accounting
      Principles Generally Accepted in the United States of America

                   FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

    Report of Independent Auditors
    Audited  Financial Statements of ING USA Annuity and Life Insurance Company
       Separate Account B
      Statement of Assets and Liabilities as of December 31, 2003
      Statement of Operations for the year ended December 31, 2003
      Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002
    Notes to Financial Statements

Item 8.   Financial Statements and Supplementary Data


                   Index to Consolidated Financial Statements


                                                                                                  Page

Report of Independent Auditors                                                                     C-2

Consolidated Financial Statements:

Consolidated Income Statements for the years ended
  December 31, 2003, 2002 and 2001                                                                 C-3

Consolidated Balance Sheets as of December 31, 2003 and 2002                                       C-4

Consolidated Statements of Changes in Shareholder's Equity for
  the years ended December 31, 2003, 2002 and 2001                                                 C-5

Consolidated Statements of Cash Flows for the years ended
  December 31, 2003, 2002 and 2001                                                                 C-6

Notes to Consolidated Financial Statements                                                         C-7

                         Report of Independent Auditors


The Board of Directors
ING USA Annuity and Life Insurance Company

We have audited the accompanying consolidated balance sheets of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) and Subsidiary as of December 31, 2003 and 2002, and the related consolidated income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING USA Annuity and Life Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.



                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 22, 2004

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                         Consolidated Income Statements
                                   (Millions)



                                                                          Year ended          Year ended         Year ended
                                                                         December 31,        December 31,       December 31,
                                                                             2003                2002*              2001*
                                                                      ------------------ ------------------- ------------------
Revenues:
 Fee income                                                           $         330.2    $          245.9    $         219.1
 Net investment income                                                          320.3               197.7               94.4
 Net realized capital gains (losses)                                            (36.2)                4.2               (6.5)
 Other income (loss)                                                             (0.2)                3.5                  -
                                                                      ------------------ ------------------- ------------------
          Total revenue                                               $         614.1    $          451.3    $         307.0
                                                                      ------------------ ------------------- ------------------
Benefits, losses and expenses:
  Benefits:
    Interest credited and other benefits
      to policyholders                                                          320.1               318.4              239.2
  Underwriting, acquisition, and insurance expenses:
    General expenses                                                            123.8               139.7              119.9
    Commissions                                                                 250.3               288.7              232.4
    Policy acquisition costs deferred                                          (210.8)             (292.2)            (128.2)
  Amortization:
    Deferred policy acquisition costs and value
      of business acquired                                                      184.7               127.8               49.6
    Goodwill                                                                        -                   -                4.2
  Other:
    Expense and charges reimbursed under
     modified coinsurance agreements                                           (131.6)             (104.9)            (225.6)
    Interest expense                                                             13.7                16.0               19.4
                                                                      ------------------ ------------------- ------------------
          Total benefits, losses and expenses                                   550.2               493.5              310.9
                                                                      ------------------ ------------------- ------------------
Income (loss) before income taxes and cumulative
  effect of change in accounting principle                                       63.9               (42.2)              (3.9)

Income tax expense (benefit)                                                      2.5               (12.5)               0.1
                                                                      ------------------ ------------------- ------------------
Income (loss) before cumulative effect of change
  in accounting principle                                                        61.4               (29.7)              (4.0)

Cumulative effect of change in accounting principle                                 -              (135.3)                 -
                                                                      ------------------ ------------------- ------------------
Net income (loss)                                                     $          61.4    $         (165.0)   $          (4.0)
                                                                      ================== =================== ==================
*See Note 1.


The accompanying notes are an integral part of these consolidated financial statements.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                           Consolidated Balance Sheets
                                   (Millions)



                                                                                                   As of December 31,
                                                                                               2003                2002
                                                                                         -----------------   -----------------
Assets

Investments:
  Fixed maturities, available for sale, at fair value
    (amortized cost of $5,047.0 at 2003 and $4,720.1 at 2002)                            $     5,223.3       $     4,936.4
  Equity securities at fair value:
    Investment in mutual funds (cost of $5.3 at 2003 and $22.9 at 2002)                            5.6                19.0
    Mortgage loans on real estate                                                                847.6               482.4
    Policy loans                                                                                  17.5                16.0
    Short-term investments                                                                        17.7                 2.2
                                                                                         -----------------   -----------------
          Total investments                                                                    6,111.7             5,456.0

Cash and cash equivalents                                                                         17.9               148.5
Accrued investment income                                                                         65.4                61.9
Reinsurance recoverable                                                                           13.0               196.9
Deferred policy acquisition costs                                                                835.3               678.0
Value of business acquired                                                                         8.5                 8.5
Receivable for securities sold                                                                    10.2                   -
Due from affiliates                                                                                4.2                   -
Other assets                                                                                      14.7                 5.3
Assets held in separate accounts                                                              17,112.6            11,029.3
                                                                                         -----------------   -----------------
          Total assets                                                                   $    24,193.5       $    17,584.4
                                                                                         =================   =================
Liabilities and Shareholder's Equity
Policy liabilities and accruals:
  Future policy benefits and claims' reserves                                            $     5,277.3       $     5,159.1
                                                                                         -----------------   -----------------
          Total policy liabilities and accruals                                                5,277.3             5,159.1

Surplus notes                                                                                    170.0               170.0
Current income taxes                                                                               3.9                42.4
Deferred income taxes                                                                            126.0                79.8
Dollar roll obligations                                                                          120.1                40.0
Other liabilities                                                                                 31.0                64.7
Liabilities related to separate accounts                                                      17,112.6            11,029.3
                                                                                         -----------------   -----------------
          Total liabilities                                                                   22,840.9            16,585.3
                                                                                         -----------------   -----------------

Shareholder's equity:
  Common stock (250,000 shares authorized, issued and outstanding;
    $10.00 per share par value)                                                                    2.5                 2.5
  Additional paid-in capital                                                                   1,358.4             1,128.4
  Accumulated other comprehensive income                                                          64.2                 2.1
  Retained deficit                                                                               (72.5)             (133.9)
                                                                                         -----------------   -----------------
          Total shareholder's equity                                                           1,352.6               999.1
                                                                                         -----------------   -----------------
          Total liabilities and shareholder's equity                                     $    24,193.5       $    17,584.4
                                                                                         =================   =================


The accompanying notes are an integral part of these consolidated financial statements.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
           Consolidated Statements of Changes in Shareholder's Equity
                                   (Millions)



                                                                             Accumulated
                                                              Additional         Other          Retained           Total
                                               Common          Paid-In       Comprehensive      Earnings       Shareholder's
                                               Stock           Capital       Income (Loss)      (Deficit)         Equity
                                           ---------------  --------------- ---------------- ---------------- ----------------

Balance at December 31, 2000               $        2.5     $      583.6    $        (4.1)   $       35.1     $      617.1

  Contribution of capital                                          196.8                                             196.8
  Comprehensive income:
    Net (loss)                                        -                -                -            (4.0)            (4.0)
    Other comprehensive income
      net of tax:
         Unrealized gain on securities
           ($12.2 pretax)                             -                -              7.9               -              7.9
                                                                                                              ----------------
  Comprehensive income                                                                                                 3.9
                                           ---------------  --------------- ---------------- ---------------- ----------------
Balance at December 31, 2001                        2.5            780.4              3.8            31.1            817.8

  Contribution of capital                                          356.3                                              356.3
  Other                                                             (8.3)                                              (8.3)
  Comprehensive income:
    Net (loss)                                        -                -                -          (165.0)           (165.0)
    Other comprehensive income
      net of tax:
         Unrealized (loss) on securities
           ($(2.6) pretax)                            -                -             (1.7)              -              (1.7)
                                                                                                              ----------------
  Comprehensive loss                                                                                                 (166.7)
                                           ---------------  --------------- ---------------- ---------------- ----------------
Balance at December 31, 2002                        2.5          1,128.4              2.1          (133.9)            999.1

  Contribution of capital                             -            230.0                -               -             230.0
  Comprehensive income:
    Net income                                        -                -                -            61.4              61.4
    Other comprehensive income
      net of tax:
         Unrealized gain on securities
           ($95.6 pretax)                             -                -             62.1               -              62.1
                                                                                                              ----------------
  Comprehensive income                                                                                                123.5
                                           ---------------  --------------- ---------------- ---------------- ----------------
Balance at December 31, 2003               $        2.5     $    1,358.4    $      $ 64.2    $      (72.5)    $     1,352.6
                                           ===============  =============== ================ ================ ================


The accompanying notes are an integral part of these consolidated financial statements.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                      Consolidated Statements of Cash Flows
                                   (Millions)




                                                                            Year ended         Year ended          Year ended
                                                                           December 31,       December 31,        December 31,
                                                                               2003               2002                2001
                                                                        -----------------  ------------------  -----------------
Cash Flows from Operating Activities:
  Net income (loss)                                                     $        61.4      $      (165.0)      $        (4.0)
  Adjustments to reconcile net income (loss) to net cash
    provided by operating activities:
      Interest credited and charges on interest sensitive products              306.3              282.2               191.0
      Net realized capital (gains) losses                                        36.2               (4.2)                6.5
      Increase in accrued investment income                                      (3.5)             (39.5)              (13.2)
      Increase in guaranteed benefits reserve                                   (91.6)             107.1                28.2
      Other changes in insurance reserve liabilities                             13.3                  -                   -
      Policy acquisition cost deferred                                         (210.8)            (292.2)             (128.2)
      Amortization of deferred policy acquisition costs                         180.4              121.2                45.2
      Amortization of value of business acquired                                  4.3                6.6                 4.4
      Impairment of goodwill                                                        -              151.3                   -
      Other non-cash reconciling items and other changes in
        assets and liabilities                                                  (87.0)              21.3               110.6
      Provision for deferred income taxes                                        12.8              (85.7)               (0.6)
                                                                        -----------------  ------------------  -----------------
Net cash provided by operating activities                                       221.8              103.1               239.9
                                                                        -----------------  ------------------  -----------------
Cash Flows from Investing Activities:
  Proceeds from the sale, maturity, or repayment of:
    Fixed maturities available for sale                                       7,025.8            7,297.1               880.7
    Equity securities                                                            16.2                7.8                 6.9
    Mortgage loans                                                               51.9              285.0               136.0
  Acquisition of investments:
    Fixed maturities available for sale                                      (7,267.3)         (10,068.3)           (2,070.8)
    Equity securities                                                               -              (22.8)                  -
    Short-term and other investments                                            (15.4)                 -                (4.7)
    Mortgage loans                                                             (417.1)            (553.7)             (250.3)
  Increase in policy loans                                                       (1.5)              (1.2)               (1.5)
  (Increase) decrease in property and equipment                                  (0.7)               1.1                 1.2
  Proceeds from sale of interest in subsidiary                                      -               27.7                   -
  Loss on valuation of interest in subsidiary                                       -                3.0                   -
  Other                                                                             -                0.6                   -
                                                                        -----------------  ------------------  -----------------
Net cash used for investing activities                                         (608.1)          (3,023.7)           (1,302.5)
                                                                        -----------------  ------------------  -----------------
Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts                     1,383.5            3,818.5             1,933.1
  Maturities and withdrawals from insurance contracts                          (332.3)            (171.2)             (134.8)
  Transfers to separate accounts                                             (1,160.0)          (1,053.8)             (902.9)
  Proceeds received on reinsurance recapture                                    134.5                  -                   -
  Proceeds of notes payable                                                         -                  -                 3.1
  Repayment of notes payable                                                        -               (1.4)               (1.7)
  Proceeds from reciprocal loan agreement borrowings                                -                  -                69.3
  Repayment of reciprocal loan agreement borrowings                                 -              (75.0)              (69.3)
  Contributions of capital by parent                                            230.0              356.3               196.8
                                                                        -----------------  ------------------  -----------------
Net cash provided by financing activities                                       255.7            2,873.4             1,093.6
                                                                        -----------------  ------------------  -----------------
Net increase (decrease) in cash and cash equivalents                           (130.6)             (47.2)               31.0
Cash and cash equivalents, beginning of period                                  148.5              195.7               164.7
                                                                        -----------------  ------------------  -----------------
Cash and cash equivalents, end of period                                $        17.9      $       148.5       $       195.7
                                                                        =================  ==================  =================
Supplemental cash flow information:
    Income taxes (received) paid, net                                   $        28.2      $      (141.5)      $         0.4
                                                                        =================  ==================  =================
    Interest paid                                                       $        13.0      $        20.8       $        15.0
                                                                        =================  ==================  =================

The accompanying notes are an integral part of these consolidated financial statements.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
1.   Significant Accounting Policies

     Principles of Consolidation

     ING USA Annuity and Life Insurance Company (formerly known as Golden American Life Insurance Company) ("ING USA" or the "Company" as appropriate), a wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "Parent"), is a stock life insurance company organized under the laws of the State of Iowa. ING USA was originally incorporated under the laws of the State of Minnesota on January 2, 1973, in the name of St. Paul Life Insurance Company. On December 21, 1993, the Company redomesticated from Minnesota to Delaware. On January 1, 2004 several events occurred. First, the Company redomesticated from Delaware to Iowa. Secondly, on January 1, 2004 (the "merger date"), Equitable Life Insurance Company of Iowa ("Equitable Life"), USG Annuity & Life Company ("USG") and United Life & Annuity Insurance Company ("ULA") (the "Merger Companies"), merged with and into Golden American Life Insurance Company ("Golden American"). Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were merged into ING USA. Lion is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to do business in the District of Columbia and all states except New York. ING USA is licensed as a life insurance company under the laws of the State of Delaware until December 31, 2003 and Iowa since January 1, 2004.

     Prior to the merger date, ING USA was a wholly-owned subsidiary of Equitable Life from December 30, 2001 through December 31, 2003. Formerly, from October 24, 1997, until December 30, 2001, Equitable of Iowa Companies, Inc. ("EIC" or "Former Holding Company") directly owned 100% of Golden American's stock.

     On December 3, 2001, the Board of Directors of EIC approved a plan to contribute its holding of stock of Golden American to another wholly-owned subsidiary, Equitable Life. The contribution of stock occurred on December 31, 2001, following approval by the Insurance Department of Delaware.

     As of April 1, 2002, ING USA sold First Golden American Life Insurance Company of New York ("First Golden") to its sister company, ReliaStar Life Insurance Company ("ReliaStar"). ReliaStar, the parent of Security-Connecticut Life Insurance Company ("Security-Connecticut"), which in turn is the parent of ReliaStar Life Insurance Company of New York ("RLNY"), merged the First Golden business into RLNY operations and dissolved First Golden at book value for $27.7 million in cash and a receivable totaling $0.2 million from RLNY. The receivable from RLNY was assumed by Equitable Life, and ultimately by ING. The consideration was based on First Golden's statutory-basis book value. RLNY's payable to the Company was assumed by ING and subsequently forgiven. ING USA realized a loss of $3.0 million related to the sale of First Golden, which was recorded as a capital transaction. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     As of October 1, 2003, RLNY's parent, Security-Connecticut merged with and into its parent, ReliaStar.

     Statement  of Financial  Accounting  Standards  ("FAS") No. 141,  "Business
     Combinations" excludes transfers of net assets or exchanges of shares between entities under common control and is therefore covered by
     Accounting Principles Board ("APB") Opinion No. 16, "Business Combinations". RLNY presented combined results of operations including First Golden activity as of the beginning of the period ending December 31, 2002. The first three months of First Golden activity is not reflected in the ING USA statement of financial position or other financial information for the period ended December 31, 2002, as the amounts were not material.

     Description of Business

     The Company offers a portfolio of variable and fixed insurance products designed to meet customer needs for a tax-advantaged savings for retirement and protection from death. The Company's variable and fixed insurance products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations.

     Recently Adopted Accounting Standards

     Accounting for Goodwill and Intangible Assets

     During 2002, the Company adopted Financial Accounting Standards Board ("FASB") FAS No. 142, "Goodwill and Other Intangible Assets". The adoption of this standard resulted in an impairment loss of $135.3 million. The Company, in accordance with FAS No. 142, recorded the impairment loss retroactive to the first quarter of 2002; prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Application of the nonamortization provision (net of tax) of the standard resulted in an increase in net income of $3.8 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income (loss) would have been as follow:


                                                                                       Year ended
                                                                                      December 31,
     (Millions)                                                                            2001

     Reported net income (loss)                                                     $      (4.0)
     Add back goodwill amortization, net of tax                                             3.8
                                                                                    -----------------
     Adjusted net income (loss)                                                     $      (0.2)
                                                                                    =================

     Accounting for Derivative Instruments and Hedging Activities

     In June 1998, the FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended and interpreted by FAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement 133, and FAS No. 138,
     Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB 133, and certain FAS 133 implementation issues". This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001. Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative holdings and embedded derivatives.

     The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     designated as a hedging instrument. The Company did not have embedded derivatives at December 31, 2003 or 2002.

     The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" recently issued Statement Implementation Issue No. B36, "Embedded Derivatives:
     Modified Coinsurance Arrangements and Debt Instruments" That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company was October 1, 2003. The Company completed its evaluation of DIG B36 and determined that the Company had modified coinsurance treaties that required implementation of the guidance. The applicable contracts, however, were determined to generate embedded derivatives with a fair value of zero. Therefore, the guidance, while implemented, did not impact the Company's financial position, results of operations or cash flows.

     Guarantees

     In November 2002, the FASB issued Interpretation No.45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others", to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

     Variable Interest Entities

     In January 2003, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No.51" (FIN 46). In December 2003, the FASB modified FIN 46 to make certain technical corrections and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities (VIEs) and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     In general, a VIE is a corporation, partnership, limited- liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

     FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

     At December 31, 2003, the Company held the following investments that, for purposes of FIN 46, were evaluated and determined that the investments do not require consolidation in the Company's financial statements:




           Asset Type                                          Purpose                Book Value (1)            Market Value
     ----------------------                              -------------------       -------------------      ------------------
     Private Corporate Securities - synthetic
       leases; project financings; credit tenant
       leases                                            Investment Holdings       $        1,057.2         $       1,114.6

     Foreign Securities - US VIE subsidiaries
       of foreign companies                              Investment Holdings                  190.3                   203.0

     Commercial Mortgage Obligations (CMO)               Investment Holdings                  888.5                   893.9

     Collateralized Debt Obligations (CDO)               Investment Holdings
                                                               and/or
                                                         Collateral Manager                     4.9                     4.3

     Asset-Backed Securities (ABS)                       Investment Holdings                  479.9                   482.3

     Commercial Mortgage Backed Securities (CMBS)        Investment Holdings                  325.4                   342.0

     (1) Represents maximum exposure to loss except for those structures for which the Company also receives asset management fees.


     New Accounting Pronouncements

     In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," which the Company intends to adopt during first quarter 2004. The impact on the financial statements is not known at this time.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Reclassifications and Changes to Prior Year Presentation

     Certain   reclassifications   have  been  made  to  prior  year   financial
     information to conform to the current year classifications.

     During 2003, certain changes were made to the 2002 and 2001 Income Statements to reflect the correct balances. These changes had no impact on net income or net shareholder's equity of the Company. The following summarizes the corrections to each financial statement line item (in millions):



                                                                   Previously
                                                                    Reported                                  Restated
                                                                      2002              Adjustments             2002
                                                               -------------------   ------------------   ------------------
     Fee income                                                $        204.0        $          41.9      $        245.9
                                                               -------------------   ------------------   ------------------
           Total revenue                                       $        409.4        $          41.9      $        451.3
                                                               ===================   ==================   ==================
     Interest credited and other benefits to
       policyholders                                                    276.5                   41.9               318.4
                                                               -------------------   ------------------   ------------------
           Total expense                                       $        451.6        $          41.9      $        493.5
                                                               ===================   ==================   ==================


                                                                   Previously
                                                                    Reported                                  Restated
                                                                      2002              Adjustments             2002
                                                               -------------------   ------------------   ------------------
     Fee income                                                $        188.9        $          30.2      $        219.1
                                                               -------------------   ------------------   ------------------
           Total revenue                                       $        276.8        $          30.2      $        307.0
                                                               ===================   ==================   ==================
     Interest credited and other benefits to
       policyholders                                                    209.0                   30.2               239.2
                                                               -------------------   ------------------   ------------------
           Total expense                                       $        280.7        $          30.2      $        310.9
                                                               ===================   ==================   ==================



     Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Investments

     All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

     The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20,
     "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the remeasurement date.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

     Realized capital gains and losses on all other investments are included in the consolidated income statements.

     Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

     Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

     Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

     The investment in mutual funds represents an investment in mutual funds managed by the Company, and is carried at fair value.

     Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

     Policy loans are carried at unpaid principal balances, net of impairment reserves.

     Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     The Company's use of derivatives is limited to hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

     On  occasion,   the  Company  sells  call  options  written  on  underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Deferred Policy Acquisition Costs and Value of Business Acquired

     Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

     The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

     Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

     Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

     DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Activity for the years ended December 31, 2003, 2002 and 2001 within VOBA was as follows:



     (Millions)

     Balance at December 31, 2000                                                   $         25.9

       Adjustment for FAS No. 115                                                             (1.3)
       Interest accrued at 7%                                                                  1.6
       Amortization                                                                           (6.0)
                                                                                    -----------------
     Balance at December 31, 2001                                                             20.2

       Adjustment for FAS No. 115                                                             (5.1)
       Additions                                                                              (3.3)
       Interest accrued at 7%                                                                  1.3
       Amortization                                                                           (4.6)
                                                                                    -----------------
     Balance at December 31, 2002                                                              8.5

       Adjustment for FAS No. 115                                                              4.3
       Additions                                                                                 -
       Interest accrued at (4% - 5%)                                                           0.4
       Amortization                                                                           (4.7)
                                                                                    -----------------
     Balance at December 31, 2003                                                   $          8.5
                                                                                    =================

     The estimated amount of VOBA to be amortized, net of interest, over the next five years is $7.7 million, $5.7 million, $4.1 million, $3.3 million and $2.6 million for the years 2004, 2005, 2006, 2007 and 2008, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

     As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account returns to 9.0% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The initial unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $91.5 million before tax, or $59.5 million, net of $32.0 million of federal income tax benefit.

     The Company has remained unlocked during 2003, and reset long-term assumptions for the separate account returns from 9.0% to 8.5% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2003, maintaining a blended return of equity and other sub-accounts. The 2003 unlocking adjustment from the previous year was primarily driven by improved market performance. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $41.3 million before tax, or $26.9 million, net of $14.4 million of federal income tax expense.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Policy Liabilities and Accruals

     Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 3.0% to 3.5% for all years presented. Investment yield is based on the Company's experience.

     Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

     Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.4% to 7.5% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest.

     Revenue Recognition

     For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender, expenses, actuarial margin and other fees are recorded as revenue as charges are assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statement.

     Separate Accounts

     Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

     Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Separate Account assets are carried at fair value. At December 31, 2003 and 2002, unrealized gains of $112.8 million and of $133.4 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

     Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 7.5% in 2003 and 2.4% to 11.0% in 2002.

     Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

     Income Taxes

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Deferred corporate tax is stated at the face value and is calculated for temporary valuation differences between carrying amounts of assets and liabilities in the balance sheet and tax bases based on tax rates that are expected to apply in the period when the assets are realized or the liabilities are settled.

     Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the deductible temporary differences can be utilized. A deferred tax asset is recognized for the carryforward of unused tax losses to the extent that it is probable that future taxable profits will be available for compensation.


2.   Investments

     Fixed maturities available for sale as of December 31 were as follows:


                                                                                          Gross          Gross
                                                                         Amortized      Unrealized     Unrealized        Fair
                                                                            Cost          Gains          Losses          Value
                                                                       -------------  -------------  --------------  -------------
     2003

     (Millions)

     U.S. government and government
       agencies and authorities                                        $     23.8     $       0.1    $          -    $      23.9
     State, municipalities and political subdivisions                         5.0               -             0.4            4.6

     U.S. corporate securities:
       Public utilities                                                     482.1            35.7             3.7          514.1
       Other corporate securities                                         2,630.8           128.7            12.1        2,747.4
                                                                       -------------  -------------  --------------  -------------
     Total U.S. corporate securities                                      3,112.9           164.4            15.8        3,261.5
                                                                       -------------  -------------  --------------  -------------
     Foreign securities:
       Government                                                            68.5             1.0             1.0           68.5
       Other                                                                559.7            30.3             5.5          584.5
                                                                       -------------  -------------  --------------  -------------
     Total foreign securities                                               628.2            31.3             6.5          653.0
                                                                       -------------  -------------  --------------  -------------
     Mortgage-backed securities                                             790.0             6.0             4.6          791.4
     Other assets-backed securities                                         487.1             5.5             3.7          488.9
                                                                       -------------  -------------  --------------  -------------
     Total fixed maturities                                            $  5,047.0     $     207.3    $       31.0    $   5,223.3
                                                                       =============  =============  ==============  =============

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Fixed maturities available for sale as of December 31 were as follows:


                                                                                          Gross          Gross
                                                                         Amortized      Unrealized     Unrealized        Fair
                                                                            Cost          Gains          Losses          Value
                                                                       -------------  -------------  --------------  -------------
     2002

     (Millions)

     U.S. government and government
       agencies and authorities                                        $    207.3     $       2.3    $        0.1    $     209.5

     U.S. corporate securities:
       Public utilities                                                     335.7            15.5             1.9          349.3
       Other corporate securities                                         2,739.5           163.2             6.4        2,896.4
                                                                       -------------  -------------  --------------  -------------
     Total U.S. corporate securities                                      3,075.2           178.7             8.3        3,245.7
                                                                       -------------  -------------  --------------  -------------

     Foreign securities:
       Government                                                            64.8             2.9               -           67.7
       Other                                                                436.3            27.7             2.6          461.3
                                                                       -------------  -------------  --------------  -------------
     Total foreign securities                                               501.1            30.6             2.6          529.0
                                                                       -------------  -------------  --------------  -------------
     Mortgage-backed securities                                             641.7            12.0             0.2          653.5

     Other assets-backed securities                                         294.8             7.0             3.1          298.7
                                                                       -------------  -------------  --------------  -------------
     Total fixed maturities                                            $  4,720.1     $     230.6    $       14.3    $   4,936.4
                                                                       =============  =============  ==============  =============

     At December 31, 2003 and 2002, net unrealized appreciation is $176.3 million and $216.3 million, respectively, on available-for-sale fixed maturities.

     The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2003, are shown below by duration:


                                                                                   Unrealized         Fair
                                                                                      Loss            Value
                                                                                  ------------     -----------
     (Millions)

     Duration category:
       Less than six months below cost                                            $      9.3       $    675.3
       More than six months and less than twelve months below cost                      20.4            679.7
       More than twelve months below cost                                                1.3              7.9
                                                                                  ------------     -----------
     Fixed maturities                                                             $     31.0       $  1,362.9
                                                                                  ============     ===========

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Of the losses more than 6 months and less than 12 months in duration of $20.4 million, there were $9.1 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $11.3 million as of December 31, 2003 included the following significant items:

          $3.6 million of unrealized losses related to securities reviewed for impairment under the guidance prescribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $195.1 million.

          $6.3 million of unrealized losses relating to the energy/utility industry, for which the carrying amount was $125.7 million. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. The Company's year-end analysis indicates that the Company expects the debt to be serviced in accordance with the contractual terms.

          The remaining unrealized losses totaling $1.4 million relate to a carrying amount of $61.9 million.

     Of the losses more than 12 months in duration of $1.3 million, there were $0.6 million related to securities reviewed for impairment under the guidance prescribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $4.0 million.

     The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2003 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.


                                                                                   Amortized          Fair
                                                                                      Cost            Value
                                                                                  ------------     -----------
     (Millions)

     Due to mature:
       One year or less                                                           $      30.6      $     31.0
       After one year through five years                                                880.9           921.1
       After five years through ten years                                             1,866.6         1,962.7
       After ten years                                                                  666.4           686.2
       Mortgage-backed securities                                                     1,115.4         1,133.3
       Other asset-backed securities                                                    487.1           489.0
                                                                                  ------------     -----------
     Fixed maturities                                                             $   5,047.0      $  5,223.3
                                                                                  ============     ===========

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     At December 31, 2003 and 2002, fixed maturities with fair values of $2.9 million and $7.5 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2003.

     Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported on the Consolidated Balance Sheets. The repurchase obligation totaled $120.1 and $40.0 million at December 31, 2003 and 2002, respectively.

     The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2003. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

     During 2003, the Company determined that five fixed maturities had other than temporary impairments. As a result, at December 31, 2003, the Company recognized a pre-tax loss of $5.7 million to reduce the carrying value of the fixed maturities to their fair value of $4.2 million. During 2002, the Company determined that thirteen fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $8.9 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.5 million. During 2001, the Company determined that ten fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $0.7 million to reduce the carrying value of the fixed maturities to their fair value of $0.7 million.


3.   Financial Instruments

     Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments". FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument. FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Fixed maturities securities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

     Equity securities: Fair values of these securities are based upon quoted market value.

     Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Cash, short-term investments and policy loans: The carrying amounts for these assets approximate the assets' fair values.

     Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

     Surplus notes: Estimated fair value of the Company's surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

     Investment contract liabilities (included in future policy benefits and claims' reserves):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Without a fixed maturity: Fair value is estimated as the amount payable to the policyholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company's historical balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2003 and 2002 were as follows:



                                                                           2003                            2002
                                                                --------------------------      --------------------------
                                                                 Carrying          Fair          Carrying          Fair
                                                                   Value           Value           Value           Value
                                                                ----------       ---------      ----------       ---------
      (Millions)

      Assets:
        Fixed maturity                                          $ 5,223.3        $ 5,223.3      $ 4,936.4        $ 4,936.4
        Equity securities                                             5.6              5.6           19.0             19.0
        Mortgage loans on real estate                               847.6            878.1          482.4            522.2
        Policy loans                                                 17.5             17.5           16.0             16.0
        Cash and short-term investments                              35.6             35.6          150.7            150.7
        Assets held in separate accounts                         17,112.6         17,112.6       11,029.3         11,029.3

      Liabilities:
        Surplus notes                                               170.0            267.7          170.0            260.0
        Investment contract liabilities:
          Deferred annuities                                      5,180.2          4,872.0        5,128.0          4,802.9
          Supplementary contracts and
            immediate annuities                                      12.9             12.9            8.0              8.0
          Liabilities related to separate account                17,112.6         17,112.6       11,029.3         11,029.3


     Fair  value  estimates  are made at a  specific  point  in  time,  based on available market information and judgment about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

    Derivative Financial Instruments

     Interest Rate Swaps

     Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio as well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $250.0 million, $22.8 million and $22.8 million, respectively. The Company did not have interest rate swaps at December 31, 2002.


4.   Net Investment Income

     Sources of net investment income were as follows:


                                                               Year ended          Year ended          Year ended
                                                              December 31,        December 31,        December 31,
                                                                  2003                2002                2001
                                                         ------------------- -------------------- -------------------
     (Millions)
     Fixed maturities                                    $           287.7   $            185.6   $            83.7
     Mortgage loans                                                   36.2                 19.6                11.2
     Policy loans                                                      0.8                  0.6                 0.8
     Short-term investments and cash equivalents                       0.7                  2.6                 2.6
     Other                                                            16.1                  0.4                 0.6
                                                         ------------------- -------------------- -------------------
     Gross investment income                                         341.5                208.8                98.9

     Less: investment expenses                                        21.2                 11.1                 4.5
                                                         ------------------- -------------------- -------------------
     Net investment                                      $           320.3   $            197.7   $            94.4
                                                         =================== ==================== ===================


5.   Dividend Restrictions and Shareholder's Equity

     The Company's ability to pay dividends to its Parent is subject to the prior approval of insurance regulatory authorities for payment of dividends, which exceed an annual limit. The Company did not pay common stock dividends during 2003, 2002 and 2001.

     The Insurance Departments of the State of Delaware and the State of Iowa (the "Department") recognize as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $7.6 million, $(303.0) million, and $(156.4) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $733.9 million and $424.9 million as of December 31, 2003 and 2002, respectively.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     As of December 31, 2003, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

     The Company maintains a $40.0 million revolving note facility with ING America Insurance Holdings, Inc. ("ING AIH"), a perpetual $75.0 million revolving note facility with Bank of New York and a $125.0 million revolving note facility with SunTrust Bank, which expires on July 30, 2004.


6.   Capital Gains and Losses

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:


                                                                           Year ended         Year ended         Year ended
                                                                          December 31,       December 31,       December 31,
     (Millions)                                                               2003               2002               2001
                                                                       -----------------  -----------------  ------------------

     Fixed maturities                                                  $          99.7    $           4.2    $          (4.9)
     Equity securities                                                            (1.0)                 -               (1.6)
     Derivatives                                                                (134.9)                 -                  -
                                                                       -----------------  -----------------  ------------------
     Pretax realized capital gains (losses)                            $         (36.2)   $           4.2    $          (6.5)
                                                                       =================  =================  ==================
     After-tax realized capital gains (losses)                         $         (23.5)   $           2.7    $          (4.2)
                                                                       =================  =================  ==================

     Proceeds from the sale of total fixed maturities and the related gross gains and losses were as follows:


                                                                           Year ended         Year ended         Year ended
                                                                          December 31,       December 31,       December 31,
     (Millions)                                                               2003               2002               2001
                                                                       -----------------  -----------------  ------------------
     Proceeds on sales                                                 $       5,806.4    $       6,281.7    $         880.7
     Gross gains                                                                 136.3               76.8                6.9
     Gross losses                                                                 36.6               72.6               11.8


ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Changes in shareholder's equity related to changes in accumulated other comprehensive income were as follows:


                                                                          Year ended         Year ended         Year ended
                                                                          December 31,       December 31,       December 31,
     (Millions)                                                               2003               2002               2001
                                                                       -----------------  -----------------  ------------------

     Fixed maturities                                                  $        (40.0)    $         204.0    $          18.4
     Equity securities                                                            4.2                (3.9)                 -
     DAC/VOBA                                                                   131.4              (202.8)              (8.4)
                                                                       -----------------  -----------------  ------------------
     Subtotal                                                                    95.6                (2.7)              10.0

     Increase in deferred income taxes                                           33.5                1.0                 2.1
                                                                       -----------------  -----------------  ------------------
     Net changes in accumulated other
       comprehensive income (loss)                                     $         62.1     $         (1.7)    $           7.9
                                                                       =================  =================  ==================

     Shareholder's equity included the following accumulated other comprehensive income (loss):


                                                                             As of               As of             As of
                                                                          December 31,        December 31,      December 31,
     (Millions)                                                              2003                2002              2001
                                                                       -----------------  -----------------  ------------------
     Net unrealized capital gains (losses):
       Fixed maturities                                                $         176.3    $         216.3    $           12.3
       Equity securities                                                           0.3               (3.9)                  -
       DAC/VOBA                                                                  (77.8)            (209.2)               (6.4)
                                                                       -----------------  -----------------  ------------------
     Subtotal                                                                     98.8                3.2                 5.9

     Less: deferred income taxes                                                  34.6                1.1                 2.1
                                                                       -----------------  -----------------  ------------------
     Net accumulated other comprehensive
       income                                                          $          64.2    $           2.1    $            3.8
                                                                       =================  =================  ==================



     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, were as follows:


                                                                          Year ended         Year ended         Year ended
                                                                          December 31,       December 31,       December 31,
     (Millions)                                                               2003               2002               2001
                                                                       -----------------  -----------------  ------------------

     Unrealized holding gains (losses) arising the year(1)             $         (2.1)    $         (8.7)    $           11.1

     Less: reclassification adjustment for gains (losses)
       and other items included in net income(2)                                 64.2                7.0                 (3.2)
                                                                       -----------------  -----------------  ------------------

     Net unrealized gains (losses) on securities                       $         62.1    $          (1.7)    $            7.9
                                                                       =================  =================  ==================

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     (1) Pretax unrealized holding gains (losses) arising during the year were $(3.3) million, $(13.4) million and $17.1 million for the years ended
          December  31,   2003,   2002  and  2001,   respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $98.8 million, $10.8 million and $(4.9) million for the years ended December 31, 2003, 2002 and 2001, respectively.


7.   Severance

     In December 2001, ING announced its intentions to further integrate and streamline the U.S. based operations of ING Americas, (which includes the Company), in order to build a more customer-focused organization. During the first quarter 2003, the Company performed a detail analysis of its severance accrual. As part of this analysis, the Company corrected the initial planned number of people to eliminate from 252 to 228 (corrected from the 2002 Annual Report on Form 10K) and extended the date of expected completion for severance actions to June 30, 2003. Activity for the year ended December 31, 2003 within the severance liability and positions elimination related to such actions were as follows:


                                                                                     Severance
     (Millions)                                                                      Liability        Positions
                                                                                  ---------------  ---------------

     Balance at December 31, 2002                                                 $         0.8               34
       Payments                                                                            (0.8)               -
       Positions eliminated due to internal replacement jobs                                  -              (34)
                                                                                  ---------------  ---------------
     Balance at December 31, 2003                                                 $           -                -
                                                                                  ===============  ===============


8.   Income Taxes

     In 2003 and 2002, ING USA joined in the filing of a consolidated federal income tax return with its former parent, Equitable Life and other affiliates. The Company had a tax allocation agreement with Equitable Life whereby the Company was charged for taxes it would have incurred were it not a member of the consolidated group and was credited for losses at the statutory tax rate. Prior to joining the Equitable Life consolidated group, the Company was the parent of a different consolidated group.

     At December 31, 2003, the Company has net operating loss carryforwards of approximately $206.5 million for federal income tax purposes which are available to offset future taxable income. If not used, these carryforwards will expire between 2014 and 2016.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Income tax expense (benefit) from continuing operations included in the consolidated financial statements are as follows:


                                                                      Year ended         Year ended          Year ended
                                                                     December 31,       December 31,        December 31,
     (Millions)                                                          2003               2002                2001
                                                                   -----------------  -----------------   -----------------
     Current taxes (benefits):
       Federal                                                     $        (10.3)    $        (98.2)     $           0.6
                                                                   -----------------  -----------------   -----------------
         Total current taxes (benefits)                                     (10.3)             (98.2)                 0.6
                                                                   -----------------  -----------------   -----------------
     Deferred taxes (benefits):
       Operations and capital loss carryforwards                             53.3               (3.9)               (55.3)
       Other federal deferred taxes                                         (40.5)              89.6                 54.8
                                                                   -----------------  -----------------   -----------------
         Total deferred taxes (benefits)                                     12.8               85.7                 (0.5)
                                                                   -----------------  -----------------   -----------------
     Total income tax expense                                      $          2.5            $ (12.5)     $           0.1
                                                                   =================  =================   =================


     Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:



                                                                       Year ended        Year ended,         Year ended,
                                                                      December 31,       December 31,        December 31,
     (Millions)                                                           2003               2002                2001
                                                                   -----------------  -----------------   -----------------
     Income before income taxes                                    $         63.9     $        (42.2)     $         (3.9)
     Tax rate                                                                  35%                35%                 35%
                                                                   -----------------  -----------------   -----------------
     Income tax at federal statutory rate                                    22.4              (14.8)               (1.4)
     Tax effect of:
       Goodwill amortization                                                    -                  -                 1.0
       Meals and entertainment                                                0.3                0.6                 0.5
       Dividend received deduction                                          (10.8)                 -                   -
       Refinement of deferred tax balances                                   (9.5)                 -                   -
       Other                                                                  0.1                1.7                   -
                                                                   -----------------  -----------------   -----------------
     Income taxes                                                  $          2.5     $        (12.5)     $          0.1
                                                                   =================  =================   =================

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

         The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:


         (Millions)                                                                2003               2002
                                                                            -----------------  -----------------

         Deferred tax assets:
           Operations and capital loss carryforwards                        $          72.3    $        125.6
           Future policy benefits                                                      86.9             134.5
           Goodwill                                                                     9.8              11.1
           Investments                                                                  0.2               0.2
           Other                                                                       12.2                 -
                                                                            -----------------  -----------------
                  Total gross assets                                                  181.4             271.4
                                                                            -----------------  -----------------

         Deferred tax liabilities:
           Unrealized gains on investments                                            (61.9)            (74.3)
           Deferred policy acquisition cost                                          (232.6)           (254.8)
           Value of purchased insurance in force                                       (3.0)             (5.0)
           Other                                                                       (9.9)            (17.1)
                                                                            -----------------  -----------------
         Deferred tax liability before allowance                                     (307.4)           (351.2)
                                                                            -----------------  -----------------
         Valuation allowance                                                              -                 -
                                                                            -----------------  -----------------
         Net deferred income tax liability                                  $        (126.0)   $        (79.8)
                                                                            =================  =================


     The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.


9.   Benefit Plans

     Defined Benefit Plan

     ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees.

     The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earn a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $7.3 million for 2003, $3.4 million for 2002, and $1.2 million for 2001, respectively.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Defined Contribution Plan

     ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Savings Plan were $2.3 million in 2003, $2.3 million in 2002, and $0.9 million in 2001, respectively.

     Other Benefit Plans

     During 2003 and 2002,  benefit  charges to the  Company  related to the ING
     Americas  Supplemental   Executive  Retirement  Plan  that  covers  certain
     employees of the Company were not significant.


10.  Related Party Transactions

     Operating Agreements

     The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

          Resources and services are provided to Security Life of Denver Insurance Company ("SLDIC) and Southland Life Insurance Company
          ("SLIC"). For the years ended December 31, 2003, 2002 and 2001 revenues for these services, which reduced general expenses incurred, were $4.8 million, $4.2 million and $0.3 million, respectively for SLDIC and $1.6 million, $1.0 million and $0.1 million, respectively for SLIC.

          Underwriting and distribution agreement with Directed Services, Inc. ("DSI"), for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker/dealers to distribute the Company's' variable products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2003, 2002 and 2001 commission expenses were incurred in the amounts of $253.8 million, $282.9 million and $229.7 million, respectively.

          Asset management agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

          the assets under management. For the years ended December 31, 2003, 2002 and 2001 expenses were incurred in the amounts of $20.8 million, $11.0 million and $4.4 million, respectively.

          Service agreement with Equitable Life in which administrative and financial related services are provided. For the years ended December 31, 2003, 2002 and 2001 expenses were incurred in the amounts of $2.4 million, $0.6 million and $0.3 million, respectively.

          Managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2003, 2002 and 2001 revenue for these services was $26.0 million, $23.7 million and $23.1 million, respectively.

          Advisory, computer, and other resources and services are provided to Equitable Life and United Life & Annuity Insurance Company ("ULAIC"). For the years ended December 31, 2003, 2002 and 2001 revenues for these services, which reduced general expenses incurred, totaled $10.8 million, $9.8 million and $8.2 million, respectively for Equitable Life and $0.3 million, $0.3 million and $0.4 million, respectively for ULAIC.

          Expense sharing agreements with ING AIH for administrative, management, financial, and information technology services, which were approved in 2001. For the years ended December 31, 2003 and 2002, ING USA incurred expenses of $30.2 million and $41.0 million, respectively.

          Guaranty agreement with Equitable Life. In consideration of an annual fee, payable June 30, Equitable Life guarantees that it will make funds available, if needed, to pay the contractual claims made under the provisions of ING USA's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of ING USA. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. No amounts were payable under this agreement as of December 31, 2003, 2002 and 2001.

     Reinsurance Agreements

     ING USA participates in a modified coinsurance agreement with Equitable Life, covering a considerable portion of ING USA's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

     Under this agreement, ING USA received a net reimbursement of expenses and charges of $132.5 million, $100.9 million and $224.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. This was offset by a decrease in policy acquisition costs deferred of $182.1 million, $143.5 million and $257.5 million, respectively, for the same periods. At December 31, 2003, 2002 and 2001, ING USA also had a payable to Equitable Life of $34.5 million, $7.1 million, and $22.6 million, respectively, due to the

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

     ING USA entered into a reinsurance agreement with Security Life of Denver International, Ltd. ("SLDI"), an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. In March 2003, the Company amended its reinsurance agreement with SLDI. Under this amendment, the Company terminated the reinsurance agreement for all inforce and new business and recaptured all inforce business reinsured under the reinsurance agreement between the Company and SLDI retroactive to January 1, 2003 and the Company reduced its reinsurance recoverable related to these liabilities by $150.1 million. On March 28, 2003, SLDI transferred assets to the Company in the amount of $185.6 million. The difference in amounts transferred on March 28, 2003 and the reduction of the reinsurance recoverables as of January 1, 2003 reflects adjustments on the investment of the reinsurance recoverable as of January 1, 2003 reflects adjustments on the investment income on the assets and letter of credit costs between January 1, 2003 and the date of the asset transfer. It also encompasses the net effect of a recapture fee paid in the amount of $5.0 million offset by the receipt of a $24.1 million negative ceding commission. The net impact of which was deferred in policy acquisition costs and is being amortized over the period of estimated future profits.

     Reciprocal Loan Agreement

     ING USA maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, ING USA and ING AIH can borrow up to $40.0 million from one another. Prior to lending funds to ING AIH, ING USA must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any ING USA borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ING USA incurred interest expense of $66,087, $33,000, and $26,000 for the years ended December 31, 2003, 2002 and 2001, respectively. At December 31, 2003, 2002 and 2001, ING USA did not have any borrowings or receivables from ING AIH under this agreement.

     Surplus Notes

     ING USA issued multiple 30-year surplus notes (see below table). Payment of the notes and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     approval of the Delaware Insurance Commissioner. Interest expense for the years ended December 31:


     (Millions)

      Surplus                                            Maturity
        Note     Amount      Affiliate                     Date             2003        2002         2001

        8.2%      50.0    *Equitable Life                12/29/2029            -         2.0          4.1
        8.0%      35.0     Security Life of Denver       12/7/2029           2.8         2.8          2.8
        7.8%      75.0     Equitable Life                9/29/2029           5.8         5.8          5.8
        7.3%      60.0     Equitable Life                12/29/2028          4.4         4.4          4.4
        8.3%      25.0    *Equitable Life                12/17/2026            -         1.0          2.1


     *Surplus notes redeemed June 28, 2002.

     Capital Transactions

     During 2003, 2002 and 2001, ING USA received capital contributions of $230.0 million, $356.3 million and $196.8 million respectively.


11.  Reinsurance

     At December 31, 2003, ING USA had reinsurance treaties with four unaffiliated reinsurers and two affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. ING USA remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

     Reinsurance ceded in force for life mortality risks were $79.3 million and $90.7 million at December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had net receivables of $13.0 million and $196.9 million, respectively for reinsurance claims, reserve credits, or other receivables from these reinsurers. At December 31, 2003 and 2002, respectively, these net receivables were comprised of the following: $15.0 million and $36.7 million for claims recoverable from reinsurers; $5.8 million and $6.3 million payable for reinsurance premiums; $(20.2) million and $137.2 million for reserve credits; and $21.1 million and $24.0 million for reinsured surrenders and allowances due from an unaffiliated reinsurer. Included in the accompanying consolidated financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $8.9 million, $50.8 million and $30.3 million and net policy benefits recoveries of $34.1 million, $49.5 million and $21.8 million for the years ended December 21, 2003, 2002 and 2001, respectively.

     ING USA participates in a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying consolidated financial statements are presented net of the effects of the treaty which increased (decreased) income by $(1.9) million, $(2.9) million and $(0.5) million for the years ended December 31, 2003, 2002 and 2001, respectively.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

12.  Commitments and Contingent Liabilities

     Leases

     For the year ended December 31, 2003 and 2002 rent expense for leases was $2.6 million and $2.4 million, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2004 through 2008 are estimated to be $2.2 million, $2.3 million, $2.4 million, $2.4 million and $2.4 million, respectively, and $3.4 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2003 and 2002, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $25.2 million and $77.0 million, respectively.

     Litigation

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

     Other Regulatory Matters

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of Reliastar Life Insurance Company ("Reliastar") to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. Reliastar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by Reliastar and by ING USA; and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

     ING  will  reimburse  any  ING  Fund  or  its   shareholders   affected  by
     inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.


13.  Subsequent Event

     On January 1, 2004, Equitable Life, USG, and ULA, merged with and into the Company. Also on January 1, 2004, immediately after the merger, the Company changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA.

     The merger was accounted for based on the pooling-of-interests method. FAS 141, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under APB 16, provide a source of guidance for such transactions.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Prior to the merger date, the Merger Companies were affiliated companies of ING USA and indirect, wholly-owned subsidiaries of ING. Equitable Life was domiciled in Iowa and offered various insurance products, including deferred and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. ULA was also domiciled in Iowa and primarily offered annuity related insurance products, as well as life and health insurance that was ceded to other insurers. USG was domiciled in Oklahoma and offered various insurance products, including deferred fixed annuities, immediate annuities, and interest-sensitive life insurance.

     A Form 8-K for ING USA describing the merger, was filed on January 4, 2004 and includes unaudited pro forma condensed consolidated financial information as of, and for the periods ended, September 30, 2003 and 2002, and December 31, 2002, 2001, and 2000. Revenue and net income for the period ended December 31, 2003, had the pooling been consummated at the date of the financial statements, is $1,509.5 million and $57.3 million, respectively (unaudited).

QUARTERLY DATA (UNAUDITED)



(Millions)

2003                                                   First             Second             Third            Fourth
----                                               ---------------   ---------------   ----------------  ----------------
Total revenue                                      $       173.1     $       150.3     $        159.8    $        130.9
                                                   ---------------   ---------------   ----------------  ----------------
Income (loss) before income taxes                          (12.4)             60.3*              (1.0)             17.0
Income tax expense (benefit)                                (4.3)             19.4               (7.8)             (4.8)
                                                   ---------------   ---------------   ----------------  ----------------
Net income (loss)                                   $       (8.1)             40.9     $          6.8    $         21.8
                                                   ===============   ===============   ================  ================

(Millions)

2002                                                   First             Second             Third            Fourth
----                                               ---------------   ---------------   ----------------  ----------------
Total revenue previously reported                  $        69.4     $        89.2     $        141.4    $        109.4
    Adjustment (see Note 1)                                 12.6              12.6               11.1               5.6
                                                   ---------------   ---------------   ----------------  ----------------
Total revenue restated                                      82.0             101.8              152.5             115.0
                                                   ---------------   ---------------   ----------------  ----------------
Income (loss) before income taxes                           (3.2)            (16.0)             (60.2)             37.2
Income tax expense (benefit)                                (1.0)             (5.5)             (19.2)             13.2
                                                   ---------------   ---------------   ----------------  ----------------
Income (loss) before cumulative effect
    of change in accounting principle                       (2.2)            (10.5)             (41.0)             24.0
                                                   ---------------   ---------------   ----------------  ----------------
Cumulative effect of change in accounting
    principle                                             (135.3)                -                  -                 -
                                                   ---------------   ---------------   ----------------  ----------------
Net income (loss)                                   $     (137.5)    $       (10.5)    $        (41.0)   $         24.0
                                                   ===============   ===============   ================  ================


* The Amendment No. 1 on Form 10-Q/A was filed with respect to the Company's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2003, filed with the Securities and Exchange Commission on August 12, 2003. The amendment No. 1 reflected an adjustment to the Company's net income for the six months ended June 30, 2003 and did not impact results for the three months ended June 30, 2003. The adjustment for the six months ended June 30, 2003 related to a transposition error in the line item "Policy acquisition costs deferred," with a corresponding tax effect in the line item "Income tax expense (Benefit)" in Part 1, Item I, Condensed Consolidated Statements of Income. Consequently, Part I, Item 2, Management's Narrative Analysis of the Results of Operations and Financial Condition, was updated to reflect these adjustments. Additionally, in accordance with Regulation S-X, the Certifications required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 were attached as exhibits to the 10-Q/A in Part II, Item 6, Exhibits and Reports on Form 8-K. The Amendment No. 1 did not contain updates to reflect any events occurring after the original August 12, 2003 filing of the Company's Form 10-Q for the quarterly period ended June 30, 2003. All information contained in the Amendment No. 1 was subject to updating and supplementing as provided in the Company's reports filed with the Securities and Exchange Commission, as may be amended, for periods subsequent to the date of the original filing of the Form 10-Q for the quarterly period ended June 30, 2003.

Financial Statements and Exhibits

(a)  Financial Statements of Businesses Acquired

     Included are the financial statements of ELIC (the survivor to the merger with Ameribest Life Insurance Company, an affiliate, on January 1, 2003), USG, and ULA, prepared in conformity with statutory accounting principles ("SAP") (financial statements for these entities were not historically prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP")). These statements include audited statutory basis financial statements for the years ended December 31, 2003 and 2002.

     See (c) Exhibits for financial statements.

(b) Pro Forma Financial Information in Accordance with Accounting Principles Generally Accepted in the United States of America

     Unaudited Pro Forma Condensed Consolidated Balance Sheet as of December 31, 2003

     Unaudited Pro Forma Condensed Consolidated Statements of Income for the Years Ended December 31, 2003, 2002 and 2001.

     Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements as of December 31, 2003, and for the periods ended December 31, 2003, 2002 and 2001.

     The following unaudited pro forma condensed consolidated financial information is based on the historical financial statements of ING USA, ELIC, USG, and ULA, and has been prepared to illustrate the effects of the merger of ELIC, USG, and ULA, with and into Golden. The unaudited pro forma condensed consolidated financial information is presented for illustration purposes only, and is not necessarily indicative of the operating results or financial position that would have occurred if the merger had been consummated, nor is it necessarily indicative of future operating results or financial position of the consolidated company.

Unaudited Pro Forma Condensed Consolidated Balance Sheet as of December 31, 2003
--------------------------------------------------------------------------------

                                                                                              Pro Forma       Pro Forma
(Millions)                                   ING USA        ELIC         USG         ULA     Adjustments    Consolidated
                                          -------------------------------------------------------------------------------

Assets
Investments:
   Fixed maturities, available for
     sale, at fair value                  $  5,223.3     $  3,873.7   $  6,406.5   $   594.4   $       -       $16,097.9
   Equity securities, at fair value:
     Common stock                                5.6            18.1           -           -           -            23.7
     Preferred stock                               -             0.4         1.3           -           -             1.7
     Investment in mutual funds                    -            94.9           -           -           -            94.9
     Investment in subsidiaries                    -         1,799.0           -           -    (1,799.0)(1)           -
   Mortgage loans on real estate               847.6         1,027.2     1,477.0        36.8           -         3,388.6
   Real estate                                     -             1.8         2.7           -           -             4.5
   Policy loans                                 17.5           126.5        32.2         0.9           -           177.1
   Short-term investments                       17.7               -         0.3           -           -            18.0
   Other investments                               -           237.9       (72.3)        7.7      (135.0)(2)        38.3
                                          -------------------------------------------------------------------------------

Total investments                            6,111.7         7,179.5     7,847.7       639.8    (1,934.0)       19,844.7

Cash and cash equivalents                       17.9            32.3        34.0         3.7           -            87.9
Accrued investment income                       65.4            44.1        68.6         7.6           -           185.7
Reinsurance recoverable                         13.0             2.1         0.3           -           -            15.4
Receivable for securities sold                  10.2             0.1         0.3           -           -            10.6
Deferred policy acquisition costs              835.3           825.1       162.9         3.4           -         1,826.7
Value of business acquired                       8.5            64.3        34.4         4.3           -           111.5
Due from affiliates                              4.2               -           -           -           -             4.2
Other assets                                    14.7             8.0        (2.4)        0.9           -            21.2
Assets held in separate accounts            17,112.6         1,044.4           -        63.2           -        18,220.2
                                          -------------------------------------------------------------------------------
Total assets                              $ 24,193.5      $  9,199.9   $ 8,145.8   $   722.9   $(1,934.0)     $ 40,328.1
                                          ===============================================================================

Liabilities and Shareholder's Equity
Policy liabilities and accruals:
   Future policy benefits and claims
     reserves                             $  5,277.3      $  5,644.7   $ 7,298.2   $   560.8   $       -      $ 18,781.0
Notes to affiliates                            170.0               -           -           -      (135.0)(2)        35.0
Due to affiliates                                  -           (54.4)        0.2         1.4           -           (52.8)
Payables for securities purchased                  -               -           -           -           -               -
Borrowed money                                 120.1           177.0       309.8           -           -           606.9
Current income taxes                             3.9            18.4        (2.3)       (0.6)          -            19.4
Deferred income taxes                          126.0           (54.8)       10.6        (2.8)          -            79.0
Other liabilities                               31.0            94.4        82.9         1.8           -           210.1
Liabilities related to separate
  accounts                                  17,112.6         1,044.4           -        63.2           -        18,220.2
                                          -------------------------------------------------------------------------------
Total liabilities                           22,840.9         6,869.7     7,699.4       623.8      (135.0)       37,898.8
                                          -------------------------------------------------------------------------------
Shareholder's equity
   Common stock                                  2.5             5.0         2.5         8.4       (15.9)(1)(3)      2.5
   Additional paid-in capital                1,358.4         3,600.3     1,468.2       188.7    (2,815.7)(1)(3)  3,799.9
   Accumulated other comprehensive income       64.2           138.6        48.2         5.4      (112.4)(1)       144.0
   Retained deficit                            (72.5)       (1,413.7)   (1,072.5)     (103.4)    1,145.0 (1)    (1,517.1)
                                          -------------------------------------------------------------------------------
Total shareholder's equity                   1,352.6         2,330.2       446.4        99.1    (1,799.0)        2,429.3
                                          -------------------------------------------------------------------------------
Total liabilities and shareholder's
  equity                                  $ 24,193.5      $  9,199.9   $ 8,145.8     $ 722.9   $(1,934.0)     $ 40,328.1
                                          ===============================================================================

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2003
--------------------------------------------------------------------------------


                                                                                                      Pro Forma        Pro Forma
(Millions)                                  ING USA         ELIC           USG            ULA        Adjustments     Consolidated
                                         -------------- ------------- -------------- -------------- --------------   --------------

Revenue:
   Premiums                               $       -      $     26.7    $       0.8    $        -      $        -      $     27.5
   Fee income                                 330.2            47.8           16.0           2.2               -           396.2
   Net investment income                      320.3           314.3          452.5          34.0           (10.2)(2)     1,110.9
   Net realized capital gains (losses)        (36.2)           (0.5)          (3.7)         11.0               -           (29.4)
   Other income (loss)                         (0.2)            4.5           (1.1)          0.6               -             3.8
                                         -------------- ------------- -------------- -------------- --------------   --------------
Total revenue                                 614.1           392.8          464.5          47.8           (10.2)        1,509.0
                                         -------------- ------------- -------------- -------------- --------------   --------------

Benefits, losses and expenses:
   Benefits:
     Interest credited and other
       benefits to policyholders              320.1           306.6          370.7          23.7               -         1,021.1
   Underwriting, acquisition, and
     insurance expenses:
       General expenses                       123.8            58.2           37.6           3.3               -           222.9
       Commissions                            250.3            37.2           48.1           0.5               -           336.1
       Policy acquisition costs deferred     (210.8)         (219.5)         (61.4)         (0.4)              -          (492.1)
   Amortization of deferred policy
     acquisition costs and value of
     business acquired                        184.7            99.4           57.8           6.1               -           348.0
   Other:
     Expense and charges reimbursed
       under modified coinsurance
       agreements                            (131.6)          132.5              -             -               -             0.9
     Interest expense                          13.7             6.5            5.7             -           (10.2)(2)        15.7
                                         -------------- ------------- -------------- -------------- --------------   --------------
Total benefits, losses and expenses           550.2           420.9          458.5          33.2           (10.2)        1,452.6
                                         -------------- ------------- -------------- -------------- --------------   --------------
Income (loss) before income taxes              63.9           (28.1)           6.0          14.6               -            56.4
Income tax expense (benefit)                    2.5           (10.5)           2.1           5.1               -            (0.8)
Equity in subsidiaries                            -            65.3              -             -           (65.3)(4)           -
                                         -------------- ------------- -------------- -------------- --------------   --------------
Net income (loss)                         $    61.4       $    47.7     $      3.9     $     9.5      $    (65.3)     $     57.2
                                         ============== ============= ============== ============== ==============   ==============

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2002
--------------------------------------------------------------------------------


                                                                                                  Pro Forma        Pro Forma
(Millions)                                  ING USA        ELIC          USG          ULA        Adjustments     Consolidated
                                          ------------ ------------- ------------ ------------  --------------   --------------

Revenue:
   Premiums                               $        -    $     30.2    $     1.1    $      -      $       -         $      31.3
   Fee income                                  204.0          54.0         20.0         3.7              -               281.7
   Net investment income                       197.7         249.7        416.6        44.1          (12.2)(2)           895.9
   Net realized capital gains (losses)           4.2         (43.7)       (65.7)        2.1              -              (103.1)
   Other income (loss)                           3.5          10.3          2.4         0.1              -                16.3
                                          ------------ ------------- ------------ ------------  --------------   --------------
Total revenue                                  409.4         300.5        374.4        50.0          (12.2)            1,122.1
                                          ------------ ------------- ------------ ------------  --------------   --------------

Benefits, losses and expenses:
   Benefits:
     Interest credited and other
       benefits to policyholders               276.5         246.0        370.5        26.8              -               919.8
   Underwriting, acquisition, and
     insurance expenses:
       General expenses                        139.7          46.5         33.0         1.0              -               220.2
       Commissions                             288.7          41.5         71.7         0.6              -               402.5
       Policy acquisition costs deferred      (292.2)       (186.6)       (80.2)          -              -              (559.0)
   Amortization of deferred policy
     acquisition costs and value of
     business acquired                         127.8         126.0         44.5         3.8              -               302.1
   Other:
     Expense and charges reimbursed
       under modified coinsurance
       agreements                             (104.9)        100.9            -           -              -                (4.0)
      Interest expense                          16.0           6.9          6.1           -          (12.2)(2)            16.8
                                          ------------ ------------- ------------ ------------  --------------   --------------
Total benefits, losses and expenses            451.6         381.2        445.6        32.2          (12.2)            1,298.4
                                          ------------ ------------- ------------ ------------  --------------   --------------

Income (loss) before income taxes              (42.2)        (80.7)       (71.2)       17.8              -              (176.3)
Income tax expense (benefit)                   (12.5)        (29.0)       (24.9)        6.2              -               (60.2)
Equity in subsidiaries                             -         (76.0)           -           -           76.0(4)                -
                                          ------------ ------------- ------------ ------------  --------------   --------------

Income (loss) before cumulative effect
    of change in accounting principle      $   (29.7)    $  (127.7)    $  (46.3)    $  11.6       $   76.0        $     (116.1)
                                          ============ ============= ============ ============  ==============   ==============


Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2001
--------------------------------------------------------------------------------


                                                                                                     Pro Forma       Pro Forma
(Millions)                                 ING USA         ELIC           USG            ULA        Adjustments    Consolidated
                                        -------------- -------------- ------------- -------------- --------------  --------------

Revenue:
   Premiums                             $        -      $     33.2     $      1.1     $      -       $      -       $     34.3
   Fee income                                188.9            56.7           23.9          4.8              -            274.3
   Net investment income                      94.4           234.7          481.0         54.1          (14.3)(2)        849.9
   Net realized capital gains (losses)        (6.5)          (32.7)         (55.5)         1.3              -            (93.4)
   Other income (loss)                           -             9.4            1.4            -              -             10.8
                                        -------------- -------------- ------------- -------------- --------------  --------------
Total revenue                                276.8           301.3          451.9         60.2          (14.3)         1,075.9
                                        -------------- -------------- ------------- -------------- --------------  --------------

Benefits, losses and expenses:
   Benefits:
     Interest credited and other
       benefits to policyholders             209.0           179.2          356.1         38.9              -            783.2
   Underwriting, acquisition, and
     insurance expenses:
       General expenses                      119.9            94.7           23.3          3.3              -            241.2
       Commissions                           232.4            51.0           35.4          0.7              -            319.5
       Policy acquisition costs
         deferred                           (128.2)         (312.6)         (47.1)        (0.6)             -           (488.5)
   Amortization of deferred policy
     acquisition costs and value of
     business acquired                        49.6            55.6           65.3          4.4              -            174.9
   Goodwill                                    4.2            13.0           19.1          1.1              -             37.4
   Other:
     Expense and charges reimbursed
       under modified coinsurance
       agreements                           (225.6)          224.6              -            -              -             (1.0)
     Interest expense                         19.4             7.3           10.8          0.3          (14.3)(2)         23.5
                                        -------------- -------------- ------------- -------------- --------------  --------------
Total benefits, losses and expenses          280.7           312.8          462.9         48.1          (14.3)         1,090.2
                                        -------------- -------------- ------------- -------------- --------------  --------------
Income (loss) before income taxes             (3.9)          (11.5)         (11.0)        12.1              -            (14.3)
Income tax expense (benefit)                   0.1             0.5            2.8          4.6              -              8.0
Equity in subsidiaries                           -           (17.8)             -            -           17.8(4)             -
                                        -------------- -------------- ------------- -------------- --------------  --------------
Net income (loss)                       $     (4.0)     $    (29.8)    $    (13.8)  $      7.5       $   17.8       $    (22.3)
                                        ============== ============== ============= ============== ==============  ==============

1.   Pro Forma Consolidation

     Statement of Financial Accounting Standards No. 141, Business Combinations ("FAS 141"), excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board Opinion No. 16, Business Combinations ("APB 16"), provide a source of guidance for such transactions. In accordance with APB 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests.

     The unaudited pro forma condensed consolidated financial statements have been prepared in a manner similar to a pooling-of-interests, in accordance with the provisions of APB 16 in order to present the condensed financial position and results of operations of ING USA Annuity and Life Insurance Company ("ING USA"), Equitable Life Insurance Company of Iowa ("ELIC"), United Life & Annuity Insurance Company ("ULA"), and USG Annuity & Life Company ("USG"), as if the entities had previously been combined. The unaudited pro forma condensed consolidated balance sheet and income statements give effect to the consolidation transaction as if it had occurred on December 31, 2003 and January 1, 2000, respectively.

     Following is a description of the pro forma adjustments that have been made to the financial statements. All pro forma adjustments are elimination entries related to intercompany transactions between the entities, as required by accounting principles generally accepted in the United States of America. There were no other pro forma adjustments.

     (1) Prior to the merger, ING USA and USG were wholly owned subsidiaries of ELIC. The pro forma adjustment eliminates the ELIC investment in ING USA and USG subsidiaries.

     (2) Prior to the merger, ING USA had an outstanding surplus note payable to ELIC. The pro forma adjustment eliminates the surplus note and related interest between ING USA and ELIC.

     (3) All of the shares of capital stock of ELIC, USG, and ULA, will be canceled and retired, and ceased to exist, as of the merger with ING USA.

     (4) Prior to the merger, ING USA and USG were wholly owned subsidiaries of ELIC. The pro forma adjustment eliminates the ELIC equity in ING USA and USG income.

2.   Accounting for Goodwill and Intangible Assets

     The cumulative effect of change in accounting principle for the unaudited pro forma condensed consolidated income statements for the year ended December 31, 2002, reflects the adoption of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets, ("FAS 142"). During 2002, ING USA and the Merger Companies adopted FAS 142.

     The adoption of this standard resulted in an impairment loss of $1,298.5 million in 2002. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization, and is recorded as a change in accounting principle for year ended December 31, 2002.

     Effective January 1, 2002, ING USA and the Merger Companies applied the non-amortization provision (net of tax) of the new standard, which resulted in an increase in net income of $37.0 million for the twelve months ended December 31, 2002. Had ING USA and the Merger Companies been accounting for goodwill under FAS 142 for all periods presented, the Company's net income
     (loss) would have been as follows:


                                                                                  Year ended
                                                                                  December 31,
        (Millions)                                                                   2001
                                                                                --------------

        Pro forma consolidated net income (loss)                                $       (22.3)
        Add back goodwill amortization, net of tax                                       37.0
                                                                                --------------
        Adjusted pro forma consolidated net income                              $        14.7
                                                                                ==============


3.   Statutory Merger

     On January 1, 2003, Ameribest Life Insurance Company ("AMB"), an affiliated life insurance company domiciled in Georgia, was merged with ELIC.

     As FAS 141 excludes transfers of net assets or exchanges of shares between entities under common control, the merger was based on certain provisions under APB 16, which provide a source of guidance for such transactions.

     The unaudited pro forma condensed consolidated financial statements have been prepared in a manner similar to a pooling-of-interests, in accordance with the provisions of APB 16, in order to present the condensed results of operations of ELIC and AMB as if the entities had previously been combined. The pro forma condensed consolidated income statements give effect to the consolidation transaction as if it had occurred on January 1, 2001.

(c)    Exhibits

       Reference
       Number         Page       Exhibit Description

       99.1           1-40       Audited  statutory  basis  financial
                                 statements for the years ended December 31, 2003 and 2002, for Equitable Life Insurance
                                 Company of Iowa, including Report of
                                 Independent Auditors.

       99.2           1-27       Audited  statutory  basis  financial
                                 statements for the year ended December 31, 2002, for Ameribest Life Insurance Company, including Report of Independent Auditors.

       99.3           1-33       Audited statutory basis financial  statements
                                 for the years ended December 31, 2003 and 2002, for USG Annuity & Life Company, including
                                 Report of Independent Auditors.

       99.4           1-32       Audited  statutory  basis  financial
                                 statements for the years ended December 31, 2003 and 2002, for United Life & Annuity
                                 Insurance Company, including Report of
                                 Independent Auditors.

                                                                    Exhibit 99.1



                         Report of Independent Auditors

Board of Directors and Stockholder
ING USA Annuity and Life Insurance Company

We have audited the accompanying statutory basis balance sheets of Equitable Life Insurance Company of Iowa ("the Company" which, effective January 1, 2004, merged with an affiliate ING USA Annuity and Life Insurance Company, an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Iowa Division of Regulatory Agencies of the State of Iowa, Iowa Insurance Division, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in
Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2003 and 2002 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division.



                                                               /s/ Ernst & Young


March 22, 2004

                    Equitable Life Insurance Company of Iowa
                        Balance Sheets - Statutory Basis


                                                                                            December 31
                                                                                     2003                 2002
                                                                                -----------------------------------
                                                                                           (In Thousands)
Admitted assets
Cash and invested assets:
  Bonds                                                                          $ 3,758,375          $ 3,207,349
  Preferred stocks                                                                       441                  441
  Common stocks                                                                      112,959              120,285
  Subsidiaries                                                                     1,073,826              811,079
  Mortgage loans                                                                   1,024,031              864,597
  Real estate, less accumulated depreciation (2003-$0;
    2002-$339)                                                                         1,800                3,651
  Contract loans                                                                     126,488              130,790
  Other invested assets                                                              247,753              180,120
  Cash and short-term investments                                                    136,325               28,002
                                                                                -----------------------------------
Total cash and invested assets                                                     6,481,998            5,346,314
Deferred and uncollected premiums, less loading (2003- $801,
  2002- $785)                                                                         63,386               64,607
Accrued investment income                                                             44,056               47,007
Reinsurance balances recoverable                                                       1,805                  785
Data processing equipment, less accumulated depreciation
  (2003-$6,791; 2002-$5,459)                                                              58                  186
Indebtedness from related parties                                                      5,015              108,320
Federal income tax recoverable (including $20,472 and $571 net
  deferred tax assets at December 31, 2003 and 2002, respectively)                    20,472               53,912
Separate account assets                                                            1,044,925              959,377
Other assets                                                                         442,871              303,168
                                                                                -----------------------------------
Total admitted assets                                                            $ 8,104,586          $ 6,883,676
                                                                                ===================================


   The accompanying notes are an integral part of these financial statements.

                    Equitable Life Insurance Company of Iowa
                        Balance Sheets - Statutory Basis

                                                                                          December 31
                                                                                      2003             2002
                                                                                ----------------------------------
                                                                                          (In Thousands,
                                                                                      except share amounts)
Liabilities and capital surplus
Liabilities:
  Policy and contract liabilities:
    Life and annuity reserves                                                    $ 4,818,747        $ 4,294,323
    Deposit type contracts                                                           620,717            190,201
    Policyholders' funds                                                                 252                310
    Dividends payable                                                                 16,905             23,795
    Unpaid claims                                                                      1,195              2,227
                                                                                ----------------------------------
  Total policy and contract liabilities                                            5,457,816          4,510,856
  Accounts payable and accrued expenses                                               36,740             31,714
  Indebtedness to related parties                                                    133,258             66,265
  Asset valuation reserve                                                             38,410             26,123
  Interest maintenance reserve                                                        29,987             15,472
  Federal income taxes payable                                                        18,417                  -
  Borrowed money, net                                                                176,983            148,996
  Other liabilities                                                                  (13,244)           (19,337)
  Separate account liabilities                                                     1,044,925            959,377
                                                                                ----------------------------------
Total liabilities                                                                  6,923,292          5,739,466
Capital and surplus:
   Common stock: $1.00 par value; authorized 7,500,000 shares,
     issued and outstanding 5,000,300 shares                                           5,000              5,000
   Paid in and contributed surplus                                                 1,236,632          1,236,632
   Unassigned deficit                                                                (60,338)           (97,422)
                                                                                ----------------------------------
Total capital and surplus                                                          1,181,294          1,144,210
                                                                                ----------------------------------
Total liabilities and capital and surplus                                        $ 8,104,586        $ 6,883,676
                                                                                ==================================


   The accompanying notes are an integral part of these financial statements.

                    Equitable Life Insurance Company of Iowa
                   Statements of Operations - Statutory Basis


                                                                                     Year ended December 31
                                                                                     2003              2002
                                                                                ----------------------------------
                                                                                         (In Thousands)
Premiums and other revenues:
   Life, annuity, and accident and health premiums                               $ 2,133,311         $ 1,839,818
   Policy proceeds and dividends left on deposit                                       2,026               1,840
   Net investment income                                                             307,296             247,193
   Amortization of interest maintenance reserve                                       (2,855)             (1,930)
   Commissions, expenses paid and other miscellaneous expenses                            86                 179
   Other income                                                                       17,534              23,058
                                                                                ----------------------------------
Total premiums and other revenues                                                  2,457,398           2,110,158
Benefits paid or provided:
  Death benefits                                                                      41,587              44,630
  Annuity benefits                                                                   114,717             124,590
   Surrender benefits                                                                683,949             692,942
   Interest on policy or contract funds                                               10,524               5,440
   Other benefits                                                                      6,398               7,943
   Increase in life, annuity, and accident and health reserves                     1,433,202           1,201,144
   Net transfers from separate accounts                                             (121,443)           (135,686)
                                                                                ----------------------------------
Total benefits paid or provided                                                    2,168,934           1,941,003
Insurance expenses:
  Commissions                                                                        206,214             158,533
  General expenses                                                                    54,442              44,751
  Insurance taxes, licenses and fees, excluding federal income taxes                   2,581               3,824
  Other deductions                                                                     2,281                 756
                                                                                ----------------------------------
Total insurance expenses                                                             265,518             207,864
                                                                                ----------------------------------
Gain (loss) from operations before policyholder dividends, federal
  income taxes and net realized capital gains (losses)                                22,946             (38,709)
Dividends to policyholders                                                            13,683              23,406
                                                                                ----------------------------------
Gain (loss) from operations before federal income taxes and net realized
   capital gains (losses)                                                              9,263             (62,115)
Federal income taxes                                                                  26,865              37,810
                                                                                ----------------------------------
Loss from operations before net realized capital gains (losses)                      (17,602)            (99,925)
Net realized capital gains (losses) net of income tax expense (benefit)
   2003 - $(9,263) and 2002 - $(10,546); and excluding net transfers to the
   interest maintenance reserve 2003 - $11,660 and 2002 - $3,157                       2,597             (22,521)
                                                                                ----------------------------------
Net loss                                                                         $   (15,005)        $  (122,446)
                                                                                ==================================


   The accompanying notes are an integral part of these financial statements.

                    Equitable Life Insurance Company of Iowa
         Statements of Changes in Capital and Surplus - Statutory Basis


                                                                                      Year ended December 31
                                                                                      2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)
Common stock:
  Balance at beginning and end of year                                          $     5,000          $     5,000
                                                                                -------------        -------------
Paid-in and contributed surplus:
   Balance at beginning of year                                                   1,236,632              721,632
   Capital contributions                                                                  -              515,000
                                                                                -------------        -------------
   Balance at end of year                                                         1,236,632            1,236,632
                                                                                -------------        -------------
Unassigned deficit:
   Balance at beginning of year                                                     (97,422)             329,096
   Net loss                                                                         (15,005)            (122,446)
   Change in net unrealized capital gains or losses                                  40,085             (307,450)
   Change in nonadmitted assets                                                       7,194              (58,896)
   Change in asset valuation reserve                                                (12,287)                 670
   Change in net deferred income tax                                                 17,097               61,604
                                                                                -------------        -------------
   Balance at end of year                                                           (60,338)             (97,422)
                                                                                -------------        -------------
Total capital and surplus                                                       $ 1,181,294          $ 1,144,210
                                                                                =============        =============


   The accompanying notes are an integral part of these financial statements.

                    Equitable Life Insurance Company of Iowa
                   Statements of Cash Flows - Statutory Basis


                                                                                        Year ended December 31
                                                                                     2003                2002
                                                                                -------------       ---------------
                                                                                          (In Thousands)
Operations
Premiums, policy proceeds, and other
  considerations received, net of reinsurance paid                              $  2,134,739        $    1,780,915
Net investment income received                                                       375,667               293,438
Commissions, expenses paid and miscellaneous expenses                             (1,130,672)              (920,278)
Benefits paid                                                                       (990,503)             (875,116)
Net transfers from separate accounts                                                 125,168               148,848
Dividends paid to policyholders                                                      (20,097)              (23,568)
Federal income taxes received (paid)                                                  54,155               (47,836)
Other revenues                                                                        19,771                24,690
                                                                                -------------       ---------------
Net cash provided by operations                                                      568,228               381,093

Investment activities
Proceeds from sales, maturities, or repayments of investments:
  Bonds                                                                            4,136,759             3,714,591
  Preferred and common stocks                                                         28,835                   357
  Mortgage loans                                                                     164,802               103,567
  Real estate                                                                          1,550                 2,241
  Other invested assets                                                                  970                51,647
  Net (losses) gains on cash and short term investments                                 (312)                    3
  Miscellaneous proceeds                                                                 139                84,645
                                                                                -------------        --------------
Net proceeds from sales, maturities, or repayments of investments                  4,332,743             3,957,051

Cost of investments acquired:
  Bonds                                                                            4,739,924             4,117,843
  Preferred and common stocks                                                        246,024               556,492
  Mortgage loans                                                                     324,206               121,122
  Other invested assets                                                                  509                   844
  Miscellaneous applications                                                          71,432               106,949
                                                                                -------------        --------------
Total cost of investments acquired                                                 5,382,095             4,903,250
Net change in contract loans                                                           4,302                 9,638
                                                                                -------------        --------------
Net cash used in investment activities                                            (1,045,050)             (936,561)

Financing and miscellaneous activities
Cash provided:
  Capital and surplus paid-in                                                              -               506,300
  Borrowed money                                                                      27,987                13,008
  Net deposits on deposit-type contract funds                                        412,265                21,616
  Other uses                                                                         144,893               (42,858)
                                                                                -------------        --------------
Net cash provided by financing and miscellaneous activities                          585,145               498,066
                                                                                -------------        --------------
Net change in cash and short-term investments                                        108,323               (57,402)
Cash and short-term investments:
   Beginning of year                                                                  28,002                85,404
                                                                                -------------        --------------
   End of year                                                                  $    136,325         $      28,002
                                                                                =============        ==============


   The accompanying notes are an integral part of these financial statements.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     Equitable Life Insurance Company of Iowa (the Company) is domiciled in Iowa and is a wholly owned subsidiary of Lion Connecticut Holdings, Inc., which is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). Effective January 1, 2004, the Company merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly-owned subsidiary of Lion Connecticut Holdings, Inc.

     The Company  offers  various  insurance  products  including  deferred  and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. These products are marketed by the Company's career agency force, independent insurance agents, broker/dealers, and financial institutions. The Company's primary customers are individuals. The Company is presently licensed in 49 states, the District of Columbia and Puerto Rico.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     On December 12, 2002, the Board of Directors of the Company approved a plan of merger with an affiliate of the Company, Ameribest Life Insurance Company, a Georgia domiciled company, effective January 1, 2003. The Company was the surviving corporation of the transaction. The 1,666,666.67 issued and outstanding shares of Ameribest Life Insurance Company were retired and canceled upon the effective time and date of the merger. The Georgia Department of Insurance approved the merger on December 18, 2002 and the Iowa Department of Insurance approved the merger on December 27, 2002, with the effective date of the merger being January 1, 2003. The accompanying financial statements have been restated as though the merger took place prior to all periods presented. Pre-merger separate company revenue, net loss and other capital and surplus adjustments for the twelve months ended December 31, 2002, were $2,082,573,000, $(119,795,000) and
     $210,415,000 respectively for the Company and $27,585,000, $(2,651,000) and
     $513,000 respectively for Ameribest.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the State of Iowa (Iowa Insurance Division), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------
     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

     Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

     SSAP 31 applies to derivative transactions prior to January 1, 2003. The Company also follows the newly adopted hedge accounting guidance in SSAP 86 for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve
     (IMR) in the accompanying balance sheets.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

     Employee Benefits: For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Iowa Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Investments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

          Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value. Nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

          Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus along with adjustment for federal income taxes.

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

          The Company uses derivatives such as interest rate swaps, caps and floors and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

          Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

          Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          The derivatives are reported in a manner that is consistent with the hedged asset or liability. All derivatives are reported at amortized cost with the exception of the S&P Options. The S&P Options are reported at fair value since the liabilities that are being hedged are reported at fair value. The unrealized gains or losses from the S&P Options are reported in investment income. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

          The Company's insurance subsidiaries are reported at their underlying statutory basis net assets plus the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Contract loans are reported at unpaid principal balances.

          Land is reported at cost. Real estate occupied by the company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

          For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

          Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Partnership agreements, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

          Residual collateralized mortgage obligations, which are included in other invested assets, are reported at amortized cost using the effective interest rate method.

          Realized capital gains and losses are determined using the specific identification method.

          Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.25% to 10%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating. For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the State of Iowa is $239,161,000 at December 31, 2003. The amount of reserves for policies on which gross premiums are less than the net premiums deficiency reserves is $1,514,000 at December 31, 2003.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Data Processing Equipment

     Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful lives of the assets.

     Participating Insurance

     Participating business approximates less than 12% of the Company's ordinary life insurance in force and less than 1% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends of $13,683,000 and $23,406,000 were incurred 2003 and 2002, respectively.

     Pension Plans

     The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:


                                                                                             December 31
                                                                                     2003                   2002
                                                                                ----------------      ---------------
                                                                                           (In Thousands)

     Deferred federal income taxes                                              $     154,178         $     160,490
     Agents' debt balances                                                                376                   267
     Furniture and equipment                                                            2,668                 4,337
     Leasehold improvements                                                               902                 1,033
     Deferred and uncollected premium                                                     145                   426
     Commuted commission                                                                  829                 1,108
     Suspense debts                                                                     4,264                 3,586
     Other                                                                                922                   231
                                                                                ----------------      ---------------
     Total nonadmitted assets                                                   $     164,284         $     171,478
                                                                                ================      ===============


     Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

     The Company borrowed $665,500,000 and repaid $698,900,000 in 2003, and borrowed $1,267,535,000 and repaid $1,267,535,000 in 2002. These borrowings were on a short-term basis at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $61,876 and $206,000 during 2003 and 2002, respectively.

     Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets and liabilities of these accounts are carried at fair value.

     Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial statement presentation.


2.   Permitted Statutory Basis Accounting Practices

     The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the State of Iowa. The Iowa State Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency in under the Iowa Insurance Laws. NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Iowa Division of Insurance. As of December 31, 2003 and 2002, the Company had no such permitted accounting practices.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

3.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:


                                                                                               Gross       Gross
                                                                                 Amortized   Unrealized  Unrealized     Fair
                                                                                   Cost         Gains      Losses       Value
                                                                                -----------  ----------  -----------  ----------
                                                                                                  (In Thousands)

     At December 31, 2003:
     U.S. Treasury securities                                                   $   63,442   $      746  $       41   $   64,147
       obligations of U.S. government
       corporations and agencies
     States, municipalities,
       and political subdivisions                                                   15,248           12       1,208       14,052
     Foreign government                                                             95,347        9,942         525      104,764
     Public utilities securities                                                   358,013       18,034       2,097      373,950
     Corporate securities                                                        1,767,783       96,572      12,490    1,851,865
     Mortgage-backed securities                                                    947,342       17,669      16,982      948,029
     Commercial mortgage-backed securities                                         172,654       11,602         584      183,672
     Other structured securities                                                   339,186        5,674      11,660      333,200
                                                                                -----------  ----------  -----------  ----------
     Total fixed maturities                                                      3,759,015      160,251      45,587    3,873,679
                                                                                -----------  ----------  -----------  ----------
     Preferred stocks                                                                  441            -           -          441
     Common stocks                                                                 108,680        4,304          25      112,959
                                                                                -----------  ----------  -----------  ----------
     Total equity securities                                                       109,121        4,304          25      113,400
                                                                                -----------  ----------  -----------  ----------
     Total                                                                      $3,868,136   $  164,555  $   45,612   $3,987,079
                                                                                ===========  ==========  ===========  ==========
     December 31, 2002:
     U.S. Treasury securities and
       obligations of U.S. government
       corporations and agencies                                                $   23,522   $    1,617  $        -   $   25,139
     States, municipalities,
       and political subdivisions                                                      248           11           -          259
     Foreign government                                                            172,130       12,466       4,538      180,058
     Public utilities securities                                                   213,753       10,027       3,722      220,058
     Corporate securities                                                        1,508,444       97,591      12,406    1,593,629
     Mortgage-backed securities                                                    911,369       41,639      20,820      932,188
     Other structured securities                                                   378,523       23,113      19,667      381,969
                                                                                -----------  ----------  -----------  ----------
     Total fixed maturities                                                      3,207,989      186,464      61,153    3,333,300
                                                                                -----------  ----------  -----------  ----------
     Preferred stocks                                                                  441            -           -          441
     Common stocks                                                                 120,051          234           -      120,285
                                                                                -----------  ----------  -----------  ----------
     Total equity securities                                                       120,492          234           -      120,726
                                                                                -----------  ----------  -----------  ----------
     Total                                                                      $3,328,481   $  186,698  $   61,153   $3,454,026
                                                                                ===========  ==========  ===========  ==========

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     As of December 31, 2003, the aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:


                                                 More than 6
                                               months and less
                           Less than 6          than 12 months      More than 12
                        months below cost         below cost       months below cost           Total
                       -------------------  -------------------  -------------------   ------------------
                                                         (In Thousands)

     Fair value         $     521,371        $     315,592        $      53,556         $    890,519
     Unrealized loss            4,839               21,102               19,646               45,587


     Of the unrealized losses more than 6 months and less than 12 months in duration of $21,102,000, there were $4,481,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining unrealized losses of $16,621,000 as of December 31, 2003 included the following significant items:

          $9,004,000 of unrealized losses related to mortgage-backed and structure securities reviewed for impairment under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $118,777,000.

          $4,324,000 of unrealized losses related to the energy/utility industry, for which the fair value was $75,347,000. During 2003, the energy sector recovered due to a gradually improving economic picture. Current analysis indicates the debt will be serviced in accordance with the contractual terms.

          $1,895,000 of unrealized losses relating to non-domestic issues, with no unrealized loss exposure per country in excess of $1,858,000 for which the fair value was $11,796,000. Credit exposures are in the beverage industry in Italy and Great Britain.

          $1,398,000 of unrealized losses related to the telecommunications/cable/media industry, for which the fair value was $26,033,000. During 2003, the sector recovered somewhat due to a gradually improving economy. Credit exposure is primarily focused in what management believes to be the largest and most financially secure companies in the sector.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Of the unrealized losses more than 12 months in duration of $19,645,000, there were $197,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $19,448,000 as of December 31, 2003 included the following significant items:

          $17,930,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $31,213,000.

          $654,000 of unrealized losses related to the airline industry, for which the fair value was $10,725,000. During 2003, the airline industry continued to suffer from decreased passenger volumes partially offset by a gradually improving economy. The majority of the airline investments are comprised of Enhanced Equipment Trust Certificates for which the specific collateral is represented by newer models that are expected to be retained as individual airlines reduce their fleets.

          The remaining unrealized losses totaling $864,000 relate to a fair value of $9,161,000.

     The amortized cost and fair value of investments in bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                     Amortized           Fair
                                                                                       Cost              Value
                                                                                ----------------  ----------------
                                                                                           (In Thousands)
     December 31, 2003
     Maturity:
       Due in 1 year or less                                                    $     23,004      $      23,270
       Due after 1 year through 5 years                                              948,836            997,266
       Due after 5 years through 10 years                                            950,055            997,168
       Due after 10 years                                                            377,938            391,074
                                                                                ----------------  ----------------
                                                                                   2,299,833          2,408,778

     Mortgage-backed securities                                                      947,342           948,029
     Commercial mortgage-backed securities                                           172,654           183,672
     Other structured securities                                                     339,186           333,200
                                                                                ----------------  ----------------
     Total                                                                      $  3,759,015      $  3,873,679
                                                                                ================  ================

     At December 31, 2003, investments in certificates of deposit and bonds, with an admitted asset value of $2,434,000, were on deposit with state insurance departments to satisfy regulatory requirements.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Reconciliation of bonds from amortized cost to carrying value as of December 31, 2003 and 2002 is as follows:


                                                                                            December 31
                                                                                       2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Amortized cost                                                             $   3,759,015     $   3,207,989
     Less nonadmitted bonds                                                              (640)             (640)
                                                                                ----------------  ----------------
     Carrying value                                                             $   3,758,375     $   3,207,349
                                                                                ================  ================


     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $2,329,158,000 and $2,334,028,000 in 2003 and
     2002, respectively. Gross gains of $48,928,000 and $43,441,000 and gross losses of $11,521,000 and $37,946,000 during 2003 and 2002, respectively, were realized on those sales. A portion of the gains realized in 2003 and 2002 has been deferred to future periods in the interest maintenance reserve.

     Major categories of net investment income are summarized as follows:


                                                                                            December 31
                                                                                       2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Equity securities - affiliated                                             $      5,349      $         35
     Equity securities - unaffiliated                                                    215                 -
     Bonds                                                                           222,611           249,688
     Mortgage loans                                                                   67,158            66,004
     Contract loans                                                                    6,464             7,840
     Real estate                                                                         367               757
     Other                                                                            26,435           (58,291)
                                                                                ----------------  ----------------
     Total investment income                                                         328,599           266,033

     Investment expenses                                                             (21,303)          (18,840)
                                                                                ----------------  ----------------
     Net investment income                                                      $    307,296      $    247,193
                                                                                ================  ================

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:


                                                                                            December 31
                                                                                       2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Investment purchase commitments                                            $     37,678      $       47,317


Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $126,983,000 and $95,972,777 at December 31, 2003 and 2002, respectively.
     The securities underlying these agreements are mortgage-backed securities with a book value of $126,317,000 and $95,936,000 and a fair value of $127,423,000 and $97,433,000 at December 31, 2003 and 2002, respectively.
     The securities have a weighted average coupon of 5.4% and have maturities ranging from December 2018 through December 2033. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2003. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

     The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. As of December 31, 2003 and 2002, the amounts outstanding on these agreements were $0 and $3,000,000, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $0 and $3,135,000 and a fair value of $0 and $3,163,000 at December 31, 2003 and 2002, respectively.

     The maximum and minimum lending rates for new long-term commercial mortgage loans during 2003 were 6.20% and 2.78%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 89.7% on commercial properties. As of December 31, 2003, the Company held no mortgages with interest more than 180 days overdue. Total interest due on mortgages as of December 31, 2003 and 2002 was $54,000 and $23,000, respectively.


4.   Derivative Financial Instruments Held for Purposes Other than Trading

     The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

     The Company uses S&P Options to hedge against an increase in the S&P Index. Such increase results in increased reserve liabilities, and the options offset this increased expense. The options are accounted for in a consistent manner with the underlying reserve liabilities, both of which are carried at far value with the change in value running through the income statement. If the options mature in the money, the amount received is recorded in income to offset the increased expense for the reserve liabilities.

     Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

     Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

     Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

     Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

     The Company is exposed to credit loss in the event of nonperformance by counterparties on derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2003 and 2002:


                                                                                 Notional    Carrying      Fair
                                                                                  Amount       Value       Value
                                                                                ----------   ----------   ---------
                                                                                           (In Thousands)

     December 31, 2003
     Interest rate contracts:
       Swaps                                                                    $  316,584   $        -   $  (9,103)
       Caps owned                                                                  595,000        1,231          10
       Options owned                                                             1,287,802      100,942     100,942
                                                                                ----------   ----------   ---------
     Total derivatives                                                          $2,199,386   $  102,173   $  91,849
                                                                                ==========   ==========   =========

     December 31, 2002
     Interest rate contracts:
       Swaps                                                                    $  266,098   $        -   $  (4,428)
       Caps owned                                                                  743,000        2,508         908
       Options owned                                                               856,438       30,325      30,325
                                                                                ----------   ----------   ---------
     Total derivatives                                                          $1,865,536   $   32,833   $  26,805
                                                                                ==========   ==========   =========


5.   Concentrations of Credit Risk

     The Company held less-than-investment-grade corporate bonds with an aggregate book value of $244,590,000 and $215,967,000 and with an aggregate market value of $256,968,000 and $201,208,000 at December 31, 2003 and
     2002, respectively. Those holdings amounted to 6.5% of the Company's investments in bonds and 3.5% of total admitted assets at December 31, 2003. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $96,917,000 and $73,548,000 with an aggregate NAIC market value of $99,937,000 and $79,056,000 at December 31, 2003 and 2002, respectively. The carrying value of these holdings amounted to 2.5% of the Company's investment in bonds and 1.4% of the Company's total admitted assets at December 31, 2003.

     At December 31, 2003, the Company's commercial mortgages involved a concentration of properties located in California (18.74%) and Texas (9.18%). The remaining commercial mortgages relate to properties located in 38 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $29,000,000.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

6.   Annuity Reserves

     At December 31, 2003 and 2002, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:


                                                                                   Amount       Percent
                                                                                -------------  ----------
                                                                                     (In Thousands)

     December 31, 2003
     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                             $  2,005,225      34.0%
       At book value less surrender charge                                         1,270,988      21.5
        At fair value                                                              1,020,807      17.3
                                                                                -------------  ----------
     Subtotal                                                                      4,297,020      72.8

     Subject to discretionary withdrawal (without adjustment):
       At book value with minimal or no charge or adjustment                         716,305      12.1
     Not subject to discretionary withdrawal                                         885,463      15.1
                                                                                -------------  ----------
     Total annuity reserves and deposit
       fund liabilities before reinsurance                                         5,898,788     100.0%
                                                                                               ==========
     Less reinsurance ceded                                                          556,052
                                                                                -------------
     Net annuity reserves and deposit fund liabilities                          $  5,342,736
                                                                                =============
     December 31, 2002
     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                             $  1,813,570      37.2%
       At book value less surrender charge                                           864,057      17.7
       At fair value                                                               1,079,649      22.2
                                                                                -------------  ----------
     Subtotal                                                                      3,757,276      77.1

     Subject to discretionary withdrawal (without adjustment):
       At book value with minimal or no charge or adjustment                         447,961       9.2
     Not subject to discretionary withdrawal                                         669,775      13.7
                                                                                -------------  ----------
     Total annuity reserves and deposit
       fund liabilities before reinsurance                                         4,875,012     100.0%
                                                                                               ==========
     Less reinsurance ceded                                                          576,980
                                                                                -------------
     Net annuity reserves and deposit fund liabilities                          $  4,298,032
                                                                                =============

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

7.   Employee Benefit Plans

     Pension Plan and Postretirement Benefits

     Effective December 31, 2001, the qualified noncontributory defined benefit retirement plans of the Company, along with certain other US subsidiaries of ING AIH, were merged into one plan, which is recognized in ING AIH's financial statements. As a result of this plan merger, the Company transferred its qualified pension asset to ING North America Insurance Corporation, an affiliate. In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan ("SERP").

     The Company also provides certain health care and life insurance benefits for retired employees.

     A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:


                                                          Pension Benefits          Other Benefits
                                                       -----------------------  ----------------------
                                                          2003         2002        2003        2002
                                                       ----------  -----------  ----------  ----------
                                                                        (In Thousands)
    Change in benefit obligation
     Benefit obligation at beginning of year           $  8,115    $   13,015   $  6,694    $   5,383
     Service cost                                             -           546        676          210
     Interest cost                                          540         1,008        410          400
     Contribution by plan participants                        -             -      2,048          376
     Actuarial gain (loss)                                2,103        (6,153)    (1,471)         373
     Benefits paid                                         (415)         (301)    (2,667)        (847)
     Plan amendments                                          -             -          -          799
                                                       ----------  -----------  ----------  ----------
     Benefit obligation at end of year                 $ 10,343    $    8,115   $  5,690    $   6,694
                                                       ==========  ===========  ==========  ==========

     Change in plan assets
     Fair value of plan assets at beginning of year    $      -    $        -   $      -    $       -
     Actual return on plan assets                             -             -          -            -
     Employer contribution                                  415           301        619          471
     Plan participants' contributions                         -             -      2,048          376
     Benefits paid                                         (415)         (301)    (2,667)        (847)
                                                       ----------  -----------  ----------  ----------
Fair value of plan assets at end of year               $      -    $        -   $      -    $       -
                                                       ==========  ===========  ==========  ==========

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------


                                                            Pension Benefits          Other Benefits
                                                       ------------------------- ------------------------
                                                          2003         2002        2003        2002
                                                       -----------  ------------ ------------ -----------
                                                                        (In Thousands)

     Funded status                                     $ (10,343)   $ (8,115)    $ (5,690)    $ (6,694)
     Unamortized prior service credit                       (290)       (318)        (648)        (746)
     Unrecognized net (gain) or loss                      (1,276)     (3,715)      (1,917)       2,566
     Remaining net obligation                                 28          31        2,733            -
                                                       -----------  ------------ ------------ -----------
     Net amount recognized                             $ (11,881)   $(12,117)    $ (5,522)    $ (4,874)
                                                       ===========  ============ ============ ===========

     Components of net periodic benefit cost
     Service cost                                      $       -    $    546     $    676     $    210
     Interest cost                                           540       1,008          410          400
     Expected return on plan assets                            -           -            -            -
     Amortization of unrecognized transition
       obligation or transition assets                         2           2          304          304
     Amount of recognized gains and losses                  (336)        100          (25)         (42)
     Amount of prior service cost recognized                 (28)        (28)         (98)         701
     Amount of gain or loss recognized
       due to a settlement or curtailment                      -           -            -            -
                                                       ------------ ------------ ------------ -----------
     Total net periodic benefit cost                   $     178    $  1,628     $  1,267     $  1,573
                                                       ============ ============ ============ ===========

     In addition, the Company has a pension benefit obligation and an other benefit obligation for non-vested employees as of December 31, 2003 and 2002 in the amount of $623,000 and $682,000, and $3,665,000 and $2,633,000
     (OPEB obligation), respectively.

     Assumptions used in determining the accounting for the defined benefit plans and other post-retirement benefit plans as of December 31, 2003 and 2002 were as follows:


                                                              2003              2002
                                                       ----------------  -----------------
     Weighted-average discount rate                           6.25 %            6.75 %
     Rate of increase in compensation level                   3.75 %            3.75 %
     Expected long-term rate of return on assets              8.75 %            9.00 %


     The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10.0% graded to 5.0% thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2003 by $48,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2003 by $46,000.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     401(k) Plan

     The ING Savings Plan is a defined contribution plan, which is available to substantially all employees. Participants may make contributions to the plan through salary reductions up to a maximum of $12,000 for 2003 and $11,000 for 2002. Such contributions are not currently taxable to the participants. The Company matches up to 6% of pre-tax eligible pay at 100%. Company matching contributions were $569,000 and $681,000 for 2003 and 2002, respectively.


8.   Separate Accounts

     Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. All such policies are of a nonguaranteed return nature. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The general nature and characteristics of the separate accounts business follows:


                                                                                 Nonguaranteed
                                                                                   Separate
                                                                                   Accounts
                                                                                --------------
                                                                                (In Thousands)

     December 31, 2003
     Premium, consideration or deposits for year ended December 31, 2003        $    23,144
                                                                                ==============

     Reserves for accounts with assets at:
       Market value                                                             $ 1,020,807
       Amortized cost                                                                     -
                                                                                --------------
     Total reserves                                                             $ 1,020,807
                                                                                ==============
     Reserves for separate accounts by withdrawal characteristics:
       Subject to discretionary withdrawal:
         With market value adjustment                                           $         -
       At book value without market value adjustment
         less current surrender charge of 5% or more                                      -
       At market value                                                            1,020,807
       At book value without market value adjustment
         less current surrender charge of less than 5%                                    -
                                                                                --------------
     Subtotal                                                                     1,020,807

     Not subject to discretionary withdrawal                                              -
                                                                                --------------
     Total separate account reserves                                            $ 1,020,807
                                                                                ==============
     December 31, 2002
     Premium, consideration or deposits for year ended December 31, 2002        $    33,970
                                                                                ==============
     Reserves for accounts with assets at:
       Market value                                                             $   931,533
       Amortized cost                                                                     -
                                                                                --------------
     Total reserves                                                             $   931,533
                                                                                ==============
     Reserves for separate accounts by withdrawal characteristics:
       Subject to descretionary withdrawal:
         With market value adjustment                                           $         -
       At book value without market value adjustment
         less current surrender charge of 5% or more                                      -
       At market value                                                              931,533
       At book value without market value adjustment
         less current surrender charge of less than 5%                                    -
                                                                                --------------
       Subtotal                                                                     931,533
       Not subject to discretionary withdrawal                                            -
                                                                                --------------
     Total separate account reserves                                            $   931,533
                                                                                ==============

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                                                            December 31
                                                                                      2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)
     Transfers as reported in the Summary of Operations
      of the Separate Accounts Statement:
      Transfers to separate accounts                                            $     23,144      $       33,970
      Transfers from separate accounts                                               144,588             169,689
                                                                                ----------------  ----------------
     Net transfers from separate accounts                                           (121,444)           (135,719)

     Reconciling adjustments:
      Other transfers                                                                      1                  33
                                                                                ----------------  ----------------
Transfers as reported in the Statement of Operations                            $   (121,443)     $     (135,686)
                                                                                ================  ================


9.   Reinsurance

     The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     Assumed premiums amounted to $1,912,796,000 and $1,299,151,000 for the years ended December 31, 2003 and 2002, respectively.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:



                                                                                        December 31
                                                                                    2003           2002
                                                                                -------------  -------------
                                                                                       (In Thousands)

     Premiums                                                                   $     5,107    $     5,223
     Benefits paid or provided                                                        7,356          8,481
     Policy and contract liabilities at year end                                    585,318        604,861


     During 2003 and 2002, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financing and other purposes. These reinsurance transactions, generally known as "financial reinsurance," represent financing arrangements. Financial reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as the reinsurers recapture amounts.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

10.  Federal Income Taxes

     The Company files a consolidated federal income tax return with its subsidiaries. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse the Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

     The components of the net deferred tax asset (liability) at December 31 are as follows:


                                                                                       December 31
                                                                                    2003          2002
                                                                                -------------  ------------
                                                                                      (In Thousands)

     Total gross deferred tax assets                                            $    180,746   $   166,200
     Total deferred tax liabilities                                                   (6,096)       (5,139)
                                                                                -------------  ------------
     Net deferred tax asset                                                          174,650       161,061
     Deferred tax asset nonadmitted                                                 (154,178)     (160,490)
                                                                                -------------  ------------
     Net admitted deferred tax asset                                            $     20,472   $       571
                                                                                =============  ============
     Decrease (increase) in nonadmitted asset                                   $      6,312   $   (63,007)
                                                                                =============  ============


     Significant components of income taxes incurred as of December 31 are:

     Current income taxes incurred consisted of the following major components:


                                                                                        December 31
                                                                                    2003           2002
                                                                                -------------  ------------
                                                                                       (In Thousands)

     Federal taxes on stand alone operations                                    $    26,865    $   (18,201)
     Federal taxes paid to affiliates under tax sharing agreement                         -         67,278
     Consolidated operations loss carryback utilized                                      -        (11,267)
                                                                                -------------  ------------
     Total taxes on operations                                                       26,865         37,810
                                                                                -------------  ------------
     Federal taxes on capital gains                                                  (9,263)        (1,301)
     Federal taxes paid to affiliates under tax sharing agreement                         -          3,896
     Consolidated operations loss carryback utilized                                      -        (12,625)
                                                                                -------------  ------------
     Total taxes on capital gains                                                    (9,263)       (10,030)
                                                                                -------------  ------------
     Total taxes incurred                                                       $    17,602    $    27,780
                                                                                =============  ============

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The main components of deferred tax assets and deferred tax liabilities are as follows:

                                                                                        December 31
                                                                                    2003             2002
                                                                                --------------  --------------
                                                                                       (In Thousands)

     Deferred tax assets resulting from book/tax differences in:
       Deferred acquisition costs                                               $    25,293     $     31,238
       Insurance reserves                                                            21,429           21,250
       Investments                                                                   18,791           19,753
       Policyholder dividends                                                         5,917            8,328
       Nonadmitted assets                                                             3,484            3,700
       Unrealized loss on investments                                                     -              704
       Goodwill                                                                         799              880
       Operations loss carryforwards                                                 92,808           72,890
       AMT carryforward                                                               4,000                -
       Other                                                                          8,225            7,457
                                                                                --------------  --------------
     Total deferred tax assets                                                      180,746          166,200
     Deferred tax assets nonadmitted                                               (154,178)        (160,490)
                                                                                --------------  --------------
     Admitted deferred tax assets                                                    26,568            5,710
                                                                                --------------  --------------
     Deferred tax liabilities resulting from book/tax differences in:
       Fixed assets                                                                      62            2,164
       Investments                                                                      746              132
       Due & deferred premiums                                                        2,196            2,488
       Unrealized gains on investments                                                3,092                -
       Other                                                                              -              355
                                                                                --------------  --------------
     Total deferred tax liabilities                                                   6,096            5,139
                                                                                --------------  --------------
     Net admitted deferred tax asset                                            $    20,472     $        571
                                                                                ==============  ==============


     The change in net deferred income taxes is comprised of the following:


                                                                                           December 31
                                                                                   2003        2002       Change
                                                                                ----------  ----------  ----------
                                                                                          (In Thousands)

     Total deferred tax asset                                                   $ 180,746   $ 166,199   $  14,547
     Total deferred tax liabilities                                                 6,096       5,139         957
                                                                                ----------  ----------  ----------
     Net deferred tax asset                                                     $ 174,650   $ 161,060   $  13,590
                                                                                ==========  ==========
     Remove current year change in unrealized gains                                                         3,507
                                                                                                        ----------
     Change in net deferred income tax                                                                     17,097
     Remove other items in surplus:
       Current year change in non-admitted assets                                                             216
       Other                                                                                                  289
                                                                                                        ---------
                                                                                                        $  17,602
                                                                                                        =========

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory Federal income tax rate to income, (including capital items) before income taxes. The significant items causing this difference are:


                                                                                   Year Ended
                                                                                December 31, 2003
                                                                                -----------------
                                                                                 (In Thousands)

     Ordinary income                                                            $         9,263
     Capital gains (losses)                                                               4,994
                                                                                -----------------
     Total pre-tax income                                                       $        14,257
                                                                                =================
     Provision computed at statutory rate                                       $         4,990
     Refinement of deferred tax balances                                                 (4,529)
     Interest maintenance reserve                                                           999
     Dividends received deduction                                                        (1,483)
     Other                                                                                   23
                                                                                -----------------
     Total                                                                      $             -
                                                                                =================
     Federal income taxes incurred                                              $        17,602
     Change in net deferred income taxes                                                (17,602)
                                                                                -----------------
     Total statutory income taxes                                               $             -
                                                                                =================

     The Company has operations loss carryforwards of $265,165,000, which expire in 2017.

     The Company had a payable to the United States Treasury of $15,723,000 and a receivable from the United States Treasury of $55,341,000 for federal income taxes as of December 31, 2003 and 2002, respectively. In addition, under the inter-company tax sharing agreement, the Company has a net payable of $11,526,000 and a net receivable of $28,301,000 at December 31, 2003 and 2002, respectively, for federal income taxes with its subsidiaries.

     Prior to 1984, the Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders' surplus account" (PSA). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, the Company has not accrued income taxes on the PSA balance of $14,388,000 at December 31, 2003. However, if such taxes were assessed, the amount of the taxes payable would be $5,036,000. No deferred tax liabilities are recognized related to the PSA.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Investment in and Advances to Subsidiaries

     Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:


                                                                                            December 31
                                                                                      2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Common stock                                                               $   1,073,826     $     811,079
     (Payable to) receivable from subsidiaries                                        (94,524)            2,102


     Summarized financial information for these subsidiaries is as follows:


                                                                                            December 31
                                                                                      2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Revenues                                                                   $    5,835,610    $     7,929,991
     Income (loss) before net realized gains on investments                            113,648           (235,729)
     Net loss                                                                           39,172           (277,136)
     Admitted assets                                                                31,161,112         24,301,380
     Liabilities                                                                    30,087,287         23,490,301


12.  Capital and Surplus

     Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus which is the lower of $5,000,000 or risk based capital. Additionally, the amount of dividends which can be paid by the Company to its stockholder without prior approval of the Iowa Division of Insurance is limited to the greater of the statutory net gain from operations or ten percent of surplus at December 31 of the preceding year. In 2004, the Company can pay dividends of $118,000,000 without prior approved from the Iowa Division of Insurance.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company met the RBC requirements.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

13.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

     The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                                                    December 31
                                                                                          2003                     2002
                                                                                ------------------------ ------------------------
                                                                                 Carrying       Fair       Carrying       Fair
                                                                                   Value        Value        Value        Value
                                                                                ------------ ------------ ------------ -----------
                                                                                                    (In Thousands)
     Assets:
       Bonds                                                                    $ 3,758,375  $ 3,873,679  $ 3,207,349  $ 3,333,300
       Preferred stocks                                                                 441          441          441          441
       Unaffiliated common stocks                                                   108,680      112,959          285          285
       Mortgage loans                                                             1,024,031    1,086,163      864,597      948,750
       Contract loans                                                               126,488      126,488      130,790      130,790
       Derivative securities                                                        102,173       91,849       32,833       26,805
       Short-term investments                                                       104,000      104,000       22,821       22,821
       Cash                                                                          32,325       32,325        5,181        5,181
       Investment in surplus notes                                                  135,000      167,805      135,000      191,228
       Indebtedness from related parties                                              5,015        5,015      108,320      108,319
       Separate account assets                                                    1,044,925    1,044,925      959,377      959,377
       Receivable for securities                                                        176          176          210          210

     Liabilities:
       Individual and group annuities                                             3,701,212    3,591,686    3,131,561    3,052,911
       Guaranteed investment contracts                                              425,401      425,449            -            -
       Deposit type contract                                                        195,316      195,316      190,201      191,677
       Policyholder funds                                                            18,351       18,351       26,333       26,333
       Indebtedness to related parties                                              133,258      133,258       66,265       66,265
       Separate account liabilities                                               1,044,925    1,044,925      959,377      959,377

     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

          Cash and short-term investments:  The carrying amounts reported in the
          accompanying   balance   sheets   for  these   financial   instruments
          approximate their fair values.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2% and 11% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Fair value as determined by the NAIC as of December 31, 2003 and 2002 is $4,968,378,000 and $4,232,177,000, respectively.

          Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          Investment in surplus notes: Estimated fair values for investment in surplus notes are generated using a discounted cash flow approach. Cash flows were discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on surplus notes with similar characteristics.

          Guaranteed investment contracts: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

14.  Commitments and Contingencies

     Subsidiary Guarantees

     The Company guarantees contractual policy claims of its subsidiaries, Golden American Life Insurance Company and USG Annuity & Life Company. In the unlikely event that Golden American Life Insurance Company and USG Annuity & Life Company were unable to fulfill their obligations to policyholders, the Company would be obligated to assume the guaranteed policy obligations, but any ultimate contingent losses in connection with such guarantees will not have a material adverse impact on the Company's future operations or financial position.

     The Company leases its home office space and certain other equipment under operating leases that expire through 2017. During the years ended December 31, 2003 and 2002, rent expense totaled $5,528,000 and $4,951,000, respectively. At December 31, 2003, minimum rental payments due under all non-cancelable operating leases are: 2004 - $5,326,000, 2005 - $5,324,000,
     2006 - $5,324,000,  2007 - $5,135,000 and 2008 - $4,948,000 and $42,466,000
     thereafter.

     Litigation

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

     Other Matters

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. ("ING"), the Company's ultimate parent, ave received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to reporting to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted on variable life insurance customer or ReliaStar Life Insurance Company ("ReliaStar"), an affiliate of the Company, to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. ReliaStar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     ING  will  reimburse  any  ING  Fund  or  its   shareholders   affected  by
     inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.


15.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 30, 2004, the Company can borrow up to $100,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Company for the borrowing. Under the agreement, the Company incurred interest expense of $0 and $171,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had $0 payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "BONY"). Under this agreement, the Company can borrow up to $100,000,000 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.35% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $0 and $16,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had $0 payable to BONY.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

16.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING United States Life Insurance Companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $14,461,000 and $11,118,000 for the years ended December 31, 2003 and 2002, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received under these agreements were $15,551,000 and $3,029,000 for the years ended December 31, 2003 and 2002, respectively.

     Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, the Company and ING AIH can borrow up to $104,000,000 from one another. Interest on any Company borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $61,000 and interest income of $730,000 for the year ended December 31, 2003. At December 31, 2003, the Company had $0 payable to ING AIH and $104,000,000 receivable from ING AIH, which is reported on the balance sheets in cash and short-term investments.

     Promissory note: The Company has a promissory note in the amount of $50,000,000 payable to Lion Connecticut Holdings, Inc. The note was issued on April 15, 1997. Interest is charged at an annual rate of 8.75%, and the face amount is due on April 1, 2007. The Company incurred interest expense of $4,375,000 on this note for the years ended December 31, 2003 and 2002, respectively. There are no collateral requirements on this promissory note. This note is reported on the balance sheets in borrowed money.

     Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with a member of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Services Agreement with ING Financial Adviser, LLC: The Company has entered into a services agreement with ING Financial Advisors, LLC ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

     Subsidiaries

     The Company owned, as of December 31, 2003, 100% of the capital stock, valued on the equity basis of, USG Annuity and Life Insurance Company (an Oklahoma domestic insurer) and Golden American Life Insurance Company (a Delaware domestic insurer).

     Assets and liabilities along with related revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.


17.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The Company has estimated this liability to be $3,492,000 and $3,494,000 as of December 31, 2003 and 2002,
     respectively, and has recorded a liability. The Company has also recorded an asset of $81,000 and $473,000 as of December 31, 2003 and 2002, respectively, for future credits to premium taxes for assessments already paid.

18.  Subsequent Events

     Golden American Life Insurance Company ("Golden"), requested that the Delaware Insurance Department approve the redomestication of Golden from Delaware to Iowa effective January 1, 2004. The Company, United Life & Annuity Insurance Company ("ULA"), and USG Annuity and Life Company ("USG") requested the Iowa Division of Insurance (for the Company and ULA) and the Oklahoma Department of Insurance (for USG) approve the merger of the affiliated life insurance company operations of the Company, ULA, Golden, and USG with Golden being the survivor. The sequence of events, effective January 1, 2004, is as follows: redomestication of Golden to Iowa, merger of the four affiliated insurers with Golden being the survivor, and the renaming of Golden to ING USA Annuity and Life Insurance Company ("ING USA").

     The Delaware Insurance Department provided a "no objection letter" for the redomestication of Golden to Iowa on August 25, 2003. The Iowa Division of Insurance approved the merger on July 21, 2003 and the Oklahoma Department of Insurance on August 11, 2003.

                                                                    Exhibit 99.2


                         Report of Independent Auditors



Board of Directors and Stockholder
ING USA Annuity and Life Insurance Company

We have audited the accompanying statutory basis balance sheets of United Life & Annuity Insurance Company ("the Company" which, effective January 1, 2004, merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Iowa ("Iowa Insurance Department"), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in
Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of United Life & Annuity Insurance Company at December 31, 2003 and 2002 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of United Life & Annuity Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Iowa Insurance Department.



                                                            /s/ Ernst and Young


March 22, 2004

                     United Life & Annuity Insurance Company
                        Balance Sheets - Statutory Basis


                                                                                         December 31
                                                                                    2003               2002
                                                                                ---------------    ---------------
                                                                                            (In Thousands)
Admitted assets
Cash and invested assets:
      Bonds                                                                     $    580,896       $     608,870
      Common stocks                                                                        2                  10
      Subsidiary                                                                          25                  25
      Mortgage loans                                                                  36,853              34,829
      Policy loans                                                                       880                 933
      Other invested assets                                                            6,739              13,908
      Cash and short-term investments                                                  3,700              14,741
                                                                                ---------------    ---------------
Total cash and invested assets                                                       629,095            673,316

Deferred and uncollected premiums, less loading (2003 - $0; 2002 - $0)                   (30)               (30)
Accrued investment income                                                              7,614              8,523
Reinsurance balances recoverable                                                          45                112
Federal income tax recoverable (including $2,639 and $5,385 net deferred tax
  assets at December 31, 2003 and 2002, respectively)                                  3,246              6,791
Separate account assets                                                               63,193             64,410
Other assets                                                                             784                375
                                                                                ---------------    ---------------
Total admitted assets                                                           $    703,947       $    753,497
                                                                                ===============    ===============


   The accompanying notes are an integral part of these financial statements.

                     United Life & Annuity Insurance Company
                        Balance Sheets - Statutory Basis


                                                                                         December 31
                                                                                    2003               2002
                                                                                ---------------    ---------------
                                                                                          (In Thousands)
                                                                                      except share amounts)
Liabilities and capital and surplus
Liabilities:
     Policy and contract liabilities:
        Life and annuity reserves                                               $    540,198       $    586,755
        Deposit type contracts                                                        13,869             14,926
        Unpaid claims                                                                      -                 25
                                                                                ----------------   ---------------
     Total policy and contract liabilities                                           554,067            601,706

     Interest maintenance reserve                                                      4,800                188
     Accounts payable and accrued expenses                                             2,657              1,243
     Indebtedness to related parties                                                   1,293              1,634
     Asset valuation reserve                                                           5,966              5,743
     Other liabilities                                                                (2,878)            (2,633)
     Separate account liabilities                                                     63,193             64,410
                                                                                ----------------   ---------------
Total liabilities                                                                    629,098            672,291

Capital and surplus:
     Common stock, authorized 4,200,528 shares of $2.00 par value,
        4,200,528 issued and outstanding                                               8,401              8,401
     Paid-in and contributed surplus                                                  41,241             41,241
     Unassigned surplus                                                               25,207             31,564
                                                                                ----------------   ---------------
Total capital and surplus                                                             74,849             81,206
                                                                                ----------------   ---------------
Total liabilities and capital and surplus                                       $    703,947       $    753,497
                                                                                ================   ===============


   The accompanying notes are an integral part of these financial statements.

                     United Life & Annuity Insurance Company
                   Statements of Operations - Statutory Basis


                                                                                      Year ended December 31
                                                                                      2003               2002
                                                                                ----------------   ----------------
                                                                                             (In Thousands)
Premiums and other revenues:
     Life, annuity, and accident and health premiums                            $        1,629     $        1,228
     Policy proceeds and dividends left on deposit                                         491                205
     Net investment income                                                              34,743             44,256
     Amortization of interest maintenance reserve                                        1,075              1,656
     Commissions, expense allowances and reserve adjustments on
        reinsurance ceded                                                                  383                502
     Other income                                                                        1,599              1,598
                                                                                ----------------   ----------------
Total premiums and other revenues                                                       39,920             49,445

Benefits paid or provided:
     Annuity benefits                                                                   19,306             20,309
     Surrender benefits                                                                 67,727            100,443
     Interest on policy or contract funds                                                  231                598
     Other benefits                                                                        (25)                25
     Life contract withdrawals                                                           1,712              1,170
     Decrease in life, annuity, and accident and health reserves                       (46,557)           (69,041)
     Net transfers from separate accounts                                              (12,060)           (17,382)
                                                                                ----------------   ----------------
Total benefits paid or provided                                                         30,334             36,122

Insurance expenses:
     Commissions                                                                           529                611
     General expenses                                                                    3,478              1,877
     Insurance taxes, licenses and fees, excluding federal income taxes                    464               (536)
     Other                                                                                   -                  4
                                                                                ----------------   ----------------
Total insurance expenses                                                                 4,471              1,956
                                                                                ----------------   ----------------
Gain from operations before federal income taxes and net realized
     capital gains (losses)                                                              5,115             11,367
Federal income tax benefit                                                              (1,413)            (5,786)
                                                                                ----------------   ----------------
Gain from operations before net realized capital gains (losses)                          6,528             17,153
Net realized capital gains (losses) net of income tax expense (benefit):
     2003 - $0; 2002 - $(3,926) and excluding net transfers to the interest
     maintenance reserve 2003- $5,687; 2002- $(2,310)                                    2,501             (5,602)
                                                                                ----------------   ----------------
Net income                                                                      $        9,029     $       11,551
                                                                                ================   ================


   The accompanying notes are an integral part of these financial statements.

                     United Life & Annuity Insurance Company
                   Statements of Operations - Statutory Basis


                                                                                      Year ended December 31
                                                                                      2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)
Common stock:
     Balance at beginning and end of year                                       $      8,401        $        8,401
                                                                                ----------------    ----------------
Paid-in and contributed surplus
     Balance at beginning and end of year                                             41,241                41,241
                                                                                ----------------    ----------------
Unassigned surplus:
     Balance at beginning of year                                                     31,564                16,997
     Net income                                                                        9,029                11,551
     Change in net unrealized capital gains or losses                                     86                (1,396)
     Change in nonadmitted assets                                                      2,016                (5,406)
     Change in asset valuation reserve                                                  (223)                2,909
     Change in surplus as a result of reinsurance                                       (359)                 (475)
     Change in net deferred income tax                                                (4,506)                7,388
     Dividends to stockholder                                                        (12,400)                    -
     Other adjustments                                                                     -                    (4)
                                                                                ----------------    ----------------
     Balance at end of year                                                           25,207                31,564
                                                                                ----------------    ----------------
Total capital and surplus                                                       $     74,849        $       81,206
                                                                                ================    ================


   The accompanying notes are an integral part of these financial statements.

                     United Life & Annuity Insurance Company
                   Statements of Cash Flows - Statutory Basis


                                                                                      Year ended December 31
                                                                                      2003               2002
                                                                                ----------------   ----------------
                                                                                             (In Thousands)
Operations
Premiums, policy proceeds, and other
     considerations received, net of reinsurance paid                           $       1,627      $       1,219
Net investment income received                                                         36,628             47,009
Commissions, expenses paid and miscellaneous expenses                                  (2,790)            (2,766)
Benefits paid                                                                         (89,793)          (125,136)
Net transfers to separate accounts                                                     12,010             19,650
Federal income taxes received                                                           2,210              1,697
Other revenues                                                                          1,989              1,637
                                                                                ----------------    --------------
Net cash used in operations                                                           (38,119)           (56,690)
Investment activities
Proceeds from sales, maturities, or repayments of investments:
     Bonds                                                                            997,840           697,696
     Mortgage loans                                                                     2,456             3,117
     Other invested assets                                                                308                82
     Net losses on cash and short-term investments                                          -              (262)
     Miscellaneous proceeds                                                             7,923               660
                                                                                ----------------    --------------
Net proceeds from sales, maturities, or repayments of investments                   1,008,527           701,293

Cost of investments acquired:
     Bonds                                                                            962,486           632,726
     Mortgage loans                                                                     4,480             7,078
     Other invested assets                                                                396               229
     Miscellaneous applications                                                           690             9,273
                                                                                ----------------    --------------
Total cost of investments acquired                                                    968,052           649,306

Net change in contract loans                                                              (53)              (95)
                                                                                ----------------    --------------
Net cash provided by investment activities                                             40,528            52,082
Financing and miscellaneous activities
Cash provided:
     Borrowed money, net                                                                   (4)                -
     Net deposits on deposit-type contract funds                                          117            (2,938)
     Dividends to stockholder                                                         (12,400)                -
     Other sources                                                                     (1,163)            3,988
                                                                                ----------------    --------------
Net cash (used) provided by financing and miscellaneous activities                    (13,450)            1,050
                                                                                ----------------    --------------
Net decrease in cash and short-term investments                                       (11,041)           (3,558)

Cash and short-term investments:
     Beginning of year                                                                 14,741            18,299
                                                                                ----------------    --------------
     End of year                                                                $       3,700       $    14,741
                                                                                ================    ==============

   The accompanying notes are an integral part of these financial statements.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     United Life & Annuity Insurance Company (the "Company") is domiciled in Iowa and is a direct, wholly-owned subsidiary of Lion Connecticut Holdings, Inc., which in turn is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). Effective January 1, 2004, the Company merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly-owned subsidiary of Lion Connecticut Holdings, Inc. The primary insurance products offered by the Company are annuity related. The Company also offers life and health insurance products, however all life and health business is ceded to other insurers. The Company is presently licensed in 47 states, the District of Columbia and Puerto Rico.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Iowa ("Iowa Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Common stocks are reported at market value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral or interest maintenance reserve ("IMR") is reported as a component of other liabilities in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Subsidiary: The accounts and operations of the Company's subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     Reconciliation to GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Investments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

          Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus with adjustment for federal income taxes.

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

          The Company's noninsurance subsidiary is carried at cost.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Contract loans are reported at unpaid principal balances.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Partnership interests, which are included in other invested assets, are reported at the underlying GAAP equity of the investee.

          Realized capital gains and losses are determined using the specific identification method.

          Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 3% to 10%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

     For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:


                                                                                           December 31
                                                                                     2003                2002
                                                                                ----------------    ---------------
                                                                                         (In Thousands)

     Deferred federal income taxes                                              $     10,369        $     12,175
     Agents' debit balances                                                               (7)                 22
     Other                                                                                 -                 181
                                                                                ----------------    ---------------
     Total nonadmitted assets                                                   $     10,362        $     12,378
                                                                                ================    ===============


     Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in unassigned surplus as a change in unrealized capital gains or losses.

     Claims and Claims Adjustment Expenses

     Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2003. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2003.

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at date of acquisition.

     The Company borrowed $123,000,000 and repaid $123,000,000 in 2003 and borrowed $91,220,000 and repaid $91,220,000 in 2002. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $17,000 and $13,000 during 2003 and 2002, respectively.

     Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets and liabilities of these accounts are carried at fair value.

     Reserves related to the Company's mortality risk associated with these policies are included in annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial statement presentation.


2.   Permitted Statutory Basis Accounting Practices

     The  financial  statements  of the  Company are  presented  on the basis of
     accounting   practices  prescribed  or  permitted  by  the  Iowa  Insurance
     Department. The Iowa Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Iowa Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Iowa Department of Insurance. As of December 31, 2003 and 2002, the Company had no such permitted accounting practices.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

3.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:


                                                                         Gross           Gross
                                                      Amortized       Unrealized      Unrealized          Fair
                                                         Cost            Gains          Losses           Value
                                                     -------------    ------------    ------------    -------------
                                                                            (In Thousands)
       At December 31, 2003:

       U.S. Treasury securities and obligations      $    48,426      $     798       $      69       $    49,155
       States, municipalities,
            and political subdivisions                       418             29               -               447
       Foreign government                                 30,752            113              75            30,790
       Public utilities securities                        30,435          1,509              83            31,861
       Corporate securities                              322,331          13,447          2,135           333,643
       Mortgage-backed securities                         80,500            739           1,778            79,461
       Commercial mortgage-backed securities              27,892          1,563             130            29,325
       Other asset-backed securities                      40,142            420             824            39,738
                                                     -------------    ------------    ------------    -------------
       Total fixed maturities                            580,896         18,618           5,094           594,420
       Common stocks                                           -              2               -                 2
                                                     -------------    ------------    ------------    -------------
       Total equity securities                                 -              2               -                 2
                                                     -------------    ------------    ------------    -------------
       Total                                         $   580,896      $  18,620       $   5,094       $   594,422
                                                     =============    ============    ============    =============
       At December 31, 2002:

       U.S. Treasury securities and obligations      $   112,154      $   3,593       $       -       $   115,747
       States, municipalities,
            and political subdivisions                       452             39               -               491
       Public utilities securities                        22,776            853             780            22,849
       Corporate securities                              288,160         12,781           1,452           299,489
       Mortgage-backed securities                        128,750          6,063           1,149           133,664
       Commerical mortgage-backed securities              24,221          1,465              62            25,624
       Other asset-backed securities                      32,357            330           6,202            26,485
                                                     -------------    ------------    ------------    -------------
       Total fixed maturities                            608,870         25,124           9,645           624,349
       Common stocks                                          20              8              18                10
                                                     -------------    ------------    ------------    -------------
       Total equity securities                                20              8              18                10
                                                     -------------    ------------    ------------    -------------
       Total                                         $   608,890      $  25,132       $   9,663       $   624,359
                                                     =============    ============    ============    =============

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     As of December 31, 2003, the aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:


                                                        More than 6
                                   Less than 6         months and less        More than 12
                                   months below        than 12 months         months below
                                       cost              below cost               cost                 Total
                                 -----------------    ------------------    -----------------    ------------------
                                                                  (In Thousands)

     Fair value                  $     77,073         $     86,922          $     13,324         $     177,389
     Unrealized loss                      497                2,725                 1,872                 5,094


     Of the unrealized losses more than 6 months and less than 12 months in duration of $2,725,000, there were $958,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining unrealized losses of $1,767,000 as of December 31, 2003 included the following significant items:

          $1,258,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $35,618,000.

          $384,000 of unrealized losses related to the energy/utility industry, for which the fair value was $12,734,000. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. Current analysis indicates that the debt will be serviced in accordance with the contractual terms.

          The remaining unrealized losses totaling $125,000 relate to a fair value of $4,754,000.

     Of the unrealized losses more than 12 months in duration of $1,872,000, there were $1,413,000 in unrealized losses that are primarily related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $8,574,000. The remaining unrealized losses of $459,000 as of December 31, 2003 included the following:

          $446,000 of unrealized losses related to the airline industry, for which the fair value was $3,265,000. During 2003, the airline industry continued to suffer from decreased passenger volumes offset by a gradually improving economy. The majority of the airline investments are comprised of Enhanced Equipment Trust Certificates ("EETC"). Current analysis indicates the specific collateral backing EETC investments is predominantly represented by newer models that are expected to be retained as individual airlines reduce their fleets.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The amortized cost and fair value of investments in bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                                   Amortized           Fair
                                                                                     Cost              Value
                                                                                --------------    ---------------
                                                                                          (In Thousands)
        Maturity:
             Due in 1 year or less                                              $     19,841      $      20,040
             Due after 1 year through 5 years                                        227,329            232,957
             Due after 5 years through 10 years                                      122,529            127,444
             Due after 10 years                                                       62,663             65,455
                                                                                --------------    ---------------
        Total maturities                                                             432,362            445,896

        Mortgage-backed securities                                                    80,500             79,461
        Commercial mortgage-backed securities                                         27,892             29,325
        Other asset-backed securities                                                 40,142             39,738
                                                                                --------------    ---------------
        Total                                                                   $    580,896      $     594,420
                                                                                ==============    ===============


     At December 31, 2003, investments in certificates of deposit and bonds, with an admitted asset value of $11,377,000, were on deposit with state insurance departments to satisfy regulatory requirements.

     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $890,061,000 and $600,173,000 in 2003 and 2002, respectively. Gross gains of $12,342,000 and $15,128,000 and gross losses of $2,375,000 and $13,017,000 during 2003 and 2002, respectively, were realized on those sales. A portion of the gains realized in 2003 and 2002 has been deferred to future periods in the interest maintenance reserve.

     Major categories of net investment income are summarized as follows:


                                                                                      Year ended December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)
      Income:
           Bonds                                                                $     33,926       $     42,754
           Mortgage loans                                                              2,568              2,617
           Contract loans                                                                 72                 27
           Other                                                                         309                635
                                                                                ----------------   ----------------
      Total investment income                                                         36,875             46,033
      Investment expenses                                                              2,132              1,777
                                                                                ----------------   ----------------
      Net investment income                                                     $     34,743       $     44,256
                                                                                ================   ================

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)

      Investment purchase commitments                                           $         165      $         558

     The lending rate for long-term mortgage loans during 2003 was 4.21%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 62.1% on commercial properties. As of December 31, 2003, the Company held no mortgages with interest more than 180 days overdue.


4.   Concentrations of Credit Risk

     The Company held less-than-investment-grade bonds with an aggregate book value of $49,623,000 and $40,723,000 and with an aggregate market value of $51,584,000 and $40,582,000 at December 31, 2003 and 2002, respectively.
     Those holdings amounted to 8.5% of the Company's investments in bonds and 7.7% of total admitted assets at December 31, 2003. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $2,480,000 and $17,624,000 with an aggregate NAIC market value of $1,951,000 and $17,726,000 at December 31, 2003 and 2002, respectively. The carrying value of these holdings amounted to 0.43% of the Company's investment in bonds and 0.35% of the Company's total admitted assets at December 31, 2003.

     At December 31, 2003, the Company's commercial mortgages involved a concentration of properties located in California (46.0%) and Pennsylvania (13.5%). The remaining commercial mortgages relate to properties located in 18 other states. The portfolio is well diversified covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $6,290,000.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

5.   Annuity Reserves

     At December 31, 2003 and 2002, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:


                                                                                   Amount              Percent
                                                                                ----------------    --------------
                                                                                 (In Thousands)
      December 31, 2003

      Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                         $        1,124               0.2%
           At book value less surrender charge of 5% or more                            44,238               7.2
           At fair value                                                                60,233               9.7
                                                                                ----------------    --------------
      Subtotal                                                                         105,595              17.1
      Subject to discretionary withdrawal (without adjustment):
           At book value with minimal or no charge or adjustment                       490,524              79.4
      Not subject to discretionary withdrawal                                           21,806               3.5
                                                                                ----------------    --------------
      Total annuity reserves and deposit fund liabilities
            before reinsurance                                                         617,925             100.0%
                                                                                                    =============
      Less reinsurance ceded                                                             5,739
                                                                                ----------------
      Net annuity reserves and deposit fund liabilities                         $      612,186
                                                                                ================
      December 31, 2002

      Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                         $          889               0.1%
           At book value less surrender charge of 5% or more                            94,326              14.2
           At fair value                                                                61,500               9.3
                                                                                ----------------    --------------
      Subtotal                                                                         156,715              23.6
      Subject to discretionary withdrawal (without adjustment):
           At book value with minimal or no charge or adjustment                       482,267              72.6
      Not subject to discretionary withdrawal                                           25,543               3.8
                                                                                ----------------    --------------
      Total annuity reserves and deposit fund liabilities
           before reinsurance                                                          664,525             100.0%
                                                                                                    ==============
      Less reinsurance ceded                                                             1,925
                                                                                ----------------
      Net annuity reserves and deposit fund liabilities                         $      662,600
                                                                                ================

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

6.   Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable annuity policy and contract holders who bear all the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets of these accounts are carried at fair value.

     Premiums, deposits, and other considerations received for the years ended December 31, 2003 and 2002 were $201,000 and $408,000, respectively.

     The general nature and characteristics of the Company's nonguaranteed separate accounts business follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)
       December 31, 2003

       Premium, consideration or deposits                                       $       201        $       408
                                                                                ================   ================
       Reserves for accounts with assets at:
            Market value                                                        $    60,233        $    61,500
            Amortized cost                                                                -                  -
                                                                                ----------------   ----------------
       Total reserves                                                           $    60,233        $    61,500
                                                                                ================   ================
       Reserves for separate accounts by withdrawal characteristics:
            Subject to descretionary withdrawal:
              With market value adjustment                                      $         -        $         -
              At book value without market value adjustments
                 and with current surrender charge of 5% or more                          -                  -
              At market value                                                        60,233             61,500
              At book value without market value adjustments
                 and with current surrender charge of less than 5%                        -                  -
                                                                                ----------------   ----------------
            Subtotal                                                                 60,233             61,500
            Not subject to discretionary withdrawal                                       -                  -
                                                                                ----------------   ----------------
        Total separate account aggregate reserves                               $    60,233        $    61,500
                                                                                ================   ================

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                                                     Year ended December 31
                                                                                    2003                2002
                                                                                ----------------    ----------------
                                                                                         (In Thousands)
      Transfers as reported in the Summary of Operations
           of the Separate Accounts Statement:
           Transfers to separate accounts                                       $        201        $       408
           Transfers from separate accounts                                          (12,261)           (17,790)
                                                                                ----------------    ----------------
      Transfers as reported in the Statement of Operations                      $    (12,060)       $   (17,382)
                                                                                ================    ================


7.   Reinsurance

     The Company is involved in ceded reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:


                                                                                            December 31
                                                                                     2003               2002
                                                                                --------------    ---------------
                                                                                           (In Thousands)

        Premiums                                                                $    2,550        $     2,832
        Benefits paid or provided                                                   11,049              6,101
        Policy and contract liabilities at year end                                 83,857             91,095

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

8.   Federal Income Taxes

     The components of the net deferred tax asset/(liability) are as follows:


                                                                                           December 31
                                                                                    2003                2002
                                                                                ----------------    ----------------
                                                                                           (In Thousands)

        Total deferred tax assets                                               $     13,725        $      18,420
        Total deferred tax liabilities                                                  (717)                (859)
                                                                                ----------------    ----------------
        Net deferred tax assets                                                       13,008               17,561
        Deferred tax asset nonadmitted                                               (10,369)             (12,176)
                                                                                ----------------    ----------------
        Net admitted deferred tax asset                                         $      2,639        $       5,385
                                                                                ================    ================
        Decrease (increase) in nonadmitted asset                                $      1,807        $      (6,537)
                                                                                ================    ================

     Current income taxes incurred consisted of the following major components:


                                                                                      Year ended December 31
                                                                                     2003               2002
                                                                                ---------------    ----------------
                                                                                           (In Thousands)

      Federal taxes on operations                                               $     (1,413)      $     (5,786)
      Federal taxes on capital gains                                                   2,925              3,926
      Capital loss on carryovers utilized                                             (2,925)              (675)
                                                                                ---------------    ----------------
      Total current taxes incurred                                              $     (1,413)      $     (2,535)
                                                                                ===============    ================

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The main components of deferred tax assets and deferred tax liabilities are as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ---------------    ----------------
                                                                                           (In Thousands)

      Deferred tax assets resulting from book/tax differences in:
           Present value of insurance in force                                  $     7,291        $     8,751
           Capital loss carryovers                                                      705              3,446
           Investments                                                                3,155              3,270
           Deferred acquisition costs                                                   924              1,096
           Unrealized loss on investments                                               972              1,019
           Insurance reserves                                                           185                113
           Other                                                                        493                725
                                                                                ---------------    ----------------
      Total deferred tax assets                                                      13,725             18,420
      Deferred tax assets nonadmitted                                                10,369             12,176
                                                                                ---------------    ----------------
      Admitted deferred tax assets                                                    3,356              6,244
                                                                                ---------------    ----------------
      Deferred tax liabilities resulting from book/tax differences in:
           Investments                                                                  633                725
           Other                                                                         84                134
                                                                                ---------------    ----------------
      Total deferred tax liabilities                                                    717                859
                                                                                ---------------    ----------------
      Net admitted deferred tax asset                                           $     2,639        $     5,385
                                                                                ===============    ================


     The change in net deferred income taxes is comprised of the following:


                                                                                         December 31
                                                                                    2003              2002            Change
                                                                                --------------    --------------   --------------
                                                                                                 (In Thousands)

      Total deferred tax assets                                                 $     13,725      $     18,420     $     (4,695)
      Total deferred tax liabilities                                                     717               859             (142)
                                                                                --------------    --------------   --------------
      Net deferred tax asset                                                    $     13,008      $     17,561           (4,553)
                                                                                ==============    ==============
      Remove current year change in unrealized gains                                                                         47
                                                                                                                   --------------
      Change in net deferred income tax                                                                                  (4,506)
      Remove other items in surplus:
           Current year change in non-admitted assets                                                                        74
                                                                                                                   --------------
      Change in deferred taxes for rate reconciliation                                                             $     (4,432)
                                                                                                                   ==============

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory Federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are:


                                                                                      Year Ended
                                                                                  December 31, 2003
                                                                                ---------------------
                                                                                    (In Thousands)

        Ordinary income                                                         $         5,115
        Capital gains                                                                     8,188
                                                                                ---------------------
        Total pre-tax book income                                               $        13,303
                                                                                =====================
        Provision computed at statutory rate                                    $         4,656
        Refinement of deferred tax balances                                                (455)
        Interest maintenance reserve                                                       (376)
        Nondeductible general expenses                                                        2
        Amortization of reinsurance gain                                                   (764)
        Other                                                                               (44)
                                                                                ---------------------
        Total                                                                   $         3,019
                                                                                =====================
        Federal income taxes incurred                                           $        (1,413)
        Change in net deferred income taxes                                               4,432
                                                                                ---------------------
        Total statutory income taxes                                            $         3,019
                                                                                =====================


     The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $0 and $738,000 from 2003 and 2002 respectively.

     The Company has a recoverable of $607,000 at December 31, 2003 and $1,406,000 at December 31, 2002 from the United States Treasury for federal income taxes.

     The Company has gross capital loss carry forwards, which expire as follows:


             Expiration Year              Amount
          ----------------------    --------------------
                                      (In Thousands)

                  2005              $      2,014


9.   Investment in and Advances to Subsidiaries

     The Company has one wholly owned noninsurance subsidiary at December 31, 2003, United Variable Services, Inc.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Amounts invested in and advanced to the Company's subsidiary is summarized as follows:


                                                                                            December 31
                                                                                      2003               2002
                                                                                ---------------    ---------------
                                                                                           (In Thousands)

        Common stock (cost $25,000 in 2003 and in 2002)                         $       25         $       25


10.  Capital and Surplus

     Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus of $7,806,000. Additionally, the amount of dividends that can be paid by the Company to its stockholder without prior approval of the Iowa Insurance Department is limited to the greater of 10% of statutory surplus or the statutory net gain from operations of the preceding year.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                             December 31
                                                                2003                             2002
                                                    -----------------------------    ------------------------------
                                                      Carrying          Fair           Carrying          Fair
                                                       Amount           Value           Amount           Value
                                                    -------------    ------------    -------------    -------------
                                                                             (In Thousands)
     Assets:
          Bonds                                     $   580,896      $  594,420      $  608,870       $  624,349
          Unaffiliated common stocks                          2               2              10               10
          Mortgage loans                                 36,853          40,955          34,829           39,729
          Policy loans                                      880             880             933              933
          Short-term investments                          3,450           3,450          14,450           14,450
          Cash                                              250             250             291              291
          Separate account assets                        63,193          63,193          64,410           64,410
          Receivable for securities                       1,081           1,081           8,308            8,308

     Liabilities:
          Individual and group annuities                530,146         529,848         578,170          575,913
          Deposit type contract                          13,869          13,882          14,926           14,939
          Indebtedness to related parties                 1,293           1,293           1,634            1,634
          Separate account liabilities                   63,193          63,193          64,410           64,410



     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

          Cash and short-term investments:  The carrying amounts reported in the
          accompanying   balance   sheets   for  these   financial   instruments
          approximate their fair values.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          Fixed maturities and equity securities: The fair values for bonds and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 3% and 8% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2003 and 2002 is $584,169,000 and $611,948,000, respectively.

          Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value.


12.  Commitments and Contingencies

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Other Matters

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. ("ING"), the Company's ultimate parent, have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within the Company's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of Reliastar Life Insurance Company ("Reliastar"), an affiliate of the Company, to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. Reliastar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by Reliastar and by ING USA Annuity & Life Insurance Company and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

     ING  will  reimburse  any  ING  Fund  or  its   shareholders   affected  by
     inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

13.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2004, the Company can borrow up to $25,000,000 from the Bank. Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $182 for the year ended December 31, 2003. At December 31, 2003, the Company had no amounts payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York ("BONY"). Under this agreement, the Company can borrow up to $50,000,000 from BONY. Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.35% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2003. At December 31, 2003, the Company had no amounts payable to BONY.


14.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under this agreement were approximately $1,871,000 and $1,617,000 for the years ended December 31, 2003 and 2002, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts paid under these agreements were $2,304,000 and $384,000 for the years ended December 31, 2003 and 2002, respectively.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires April 1, 2011, the Company and ING AIH can borrow up to $22,400,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at the rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $17,000 and interest income of $36,000 for the year ended December 31, 2003. At December 31, 2003, the Company had no amounts payable to or receivable from ING AIH.

     Assets and liabilities, along with related revenues and expenses, recorded as a result of transactions and agreements with affiliates may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.


15.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations ("NOLHGA") and the amount of premiums written in each state. The Company has recorded $490,000 and $474,000 for this liability as of December 31, 2003 and 2002, respectively. The Company has also recorded an asset of $26,000 and $351,000 as of December 31, 2003 and 2002, respectively, for future credits to premium taxes for assessments already paid.


16.  Subsequent Events

     Golden American Life Insurance Company ("Golden") requested that the Delaware Insurance Department approve the redomestication of Golden from Delaware to Iowa effective January 1, 2004. Equitable Life Insurance Company of Iowa ("Equitable"), the Company, and USG Annuity and Life
     Company ("USG") requested the Iowa Department of Insurance (for Equitable and the Company) and the Oklahoma Department of Insurance (for USG) to approve the merger of the affiliated life insurance company operations of Equitable, the Company, Golden, and USG with Golden being the survivor. The sequence of events, effective January 1, 2004, is as follows: redomestication of Golden to Iowa, merger of the four affiliated insurers with Golden being the survivor, and the renaming of Golden to ING USA Annuity and Life Insurance Company ("ING USA").

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The Delaware Insurance Department provided a "no objection letter" for the redomestication of Golden to Iowa on August 25, 2003. The Iowa Department of Insurance approved the merger on July 21, 2003 and the Oklahoma Department of Insurance approved it on August 11, 2003.


17.  Reconciliation to the Annual Statement

     During 2002, the Company recorded prior year adjustments in its summary of operations in the 2002 Annual Statement. As a result, the differences below exist between the 2002 Annual Statement and the accompanying statutory basis financial statements:


                                                                                                     Capital and
                                                                                  Net Income           Surplus
                                                                                --------------    ---------------
                                                                                           (In Thousands)

        Amounts as reported in the 2002 Annual Statement                        $       8,817     $      82,852
        Capital gains tax                                                              (1,935)                -
        Mortgage loan income                                                              198                 -
        Federal income taxes                                                            4,471                 -
        Asset valuation reserve                                                             -            (1,646)
                                                                                --------------    ---------------
                                                                                $      11,551     $      81,206
                                                                                ==============    ===============

                                                                    Exhibit 99.3


                         Report of Independent Auditors


Board of Directors and Stockholder
ING USA Annuity and Life Insurance Company

We have audited the accompanying statutory basis balance sheets of USG Annuity & Life Company ("the Company" which, effective January 1, 2004, merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commissioner of Insurance of the State of Oklahoma ("Oklahoma Insurance Department"), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of USG Annuity & Life Company at December 31, 2003 and 2002 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of USG Annuity & Life Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Oklahoma Insurance Department.



                                                              /s/ Ernst & Young



March 22, 2004

                           USG Annuity & Life Company
                        Balance Sheets - Statutory Basis



                                                                                           December 31
                                                                                     2003               2002
                                                                                ---------------    ---------------
                                                                                         (In Thousands)
Admitted assets
Cash and invested assets:
     Bonds                                                                      $   6,231,961     $     6,116,495
     Preferred stocks                                                                   1,273               1,088
     Mortgage loans                                                                 1,471,607           1,483,855
     Real estate, less accumulated depreciation (2003-$29, 2002-$304)                   2,679               1,477
     Contract loans                                                                    32,247              32,454
     Other invested assets                                                             41,017              47,704
     Cash and short-term investments                                                   27,739               9,116
                                                                                ---------------    ---------------
Total cash and invested assets                                                      7,808,523           7,692,189

Deferred and uncollected premiums, less loading (2003-$12, 2002-$58)                      284                 386
Accrued investment income                                                              68,590              77,674
Reinsurance balances recoverable                                                          252                 335
Indebtedness from related parties                                                      19,597                  25
Federal income tax recoverable (including $18,475 and $15,601 net
     deferred tax assets at December 31, 2003 and 2002, respectively)                  20,761              22,163
Other assets                                                                               33               2,451
                                                                                ---------------    ---------------
Total admitted assets                                                           $   7,918,040      $    7,795,223
                                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

                           USG Annuity & Life Company
                        Balance Sheets - Statutory Basis



                                                                                           December 31
                                                                                     2003               2002
                                                                                ---------------    ---------------
                                                                                          (In Thousands)
                                                                                       except share amounts)

Liabilities and capital and surplus
Liabilities:
     Policy and contract liabilities:
        Life and annuity reserves                                               $   6,918,897       $   6,859,914
        Deposit type contracts                                                        224,767             246,501
        Policyholders' funds                                                               16                  53
        Unpaid claims                                                                   3,064               3,622
                                                                                ---------------    ---------------

     Total policy and contract liabilities                                          7,146,744           7,110,090
     Interest maintenance reserve                                                      41,337              11,799
     Accounts payable and accrued expenses                                             17,684              13,807
     Indebtedness to related parties                                                   16,587              22,147
     Asset valuation reserve                                                           51,181              50,634
     Borrowed money                                                                   286,886             184,450
     Other liabilities                                                                 17,667              16,110
                                                                                ---------------    ---------------
Total liabilities                                                                   7,578,086           7,409,037

Capital and surplus:
     Common stock: authorized 1,000 shares of $3,000 par value,
        833 issued and outstanding                                                      2,500               2,500
     Paid-in and contributed surplus                                                  316,963             316,963
     Unassigned surplus                                                                20,491              66,723
                                                                                ---------------    ---------------
Total capital and surplus                                                             339,954             386,186
                                                                                ---------------    ---------------
Total liabilities and capital and surplus                                       $   7,918,040      $     7,795,223
                                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

                           USG Annuity & Life Company
                   Statements of Operations - Statutory Basis



                                                                                      Year ended December 31
                                                                                     2003                2002
                                                                                ---------------    ---------------
                                                                                         (In Thousands)

Premiums and other revenues:
     Life, annuity, and accident and health premiums                            $    423,362       $     1,285,640
     Policy proceeds and dividends left on deposit                                     7,710                 9,267
     Net investment income                                                           452,278               536,206
     Amortization of interest maintenance reserve                                     (6,647)               (7,446)
     Commissions, expense allowances and reserve adjustments on
        reinsurance ceded                                                             42,615                14,159
     Other income                                                                          -                 1,619
                                                                                ---------------    ---------------
Total premiums and other revenues                                                    919,318             1,839,445

Benefits paid or provided:
     Death benefits                                                                    5,182               112,299
     Annuity benefits                                                                250,745               250,411
     Surrender benefits                                                              522,262               582,708
     Interest on policy or contract funds                                              6,384                 8,033
     Other benefits                                                                       11                     -
     Life contract withdrawals                                                         9,827                 8,968
     Increase in life, annuity, and accident and health reserves                      58,983               648,698
                                                                                ---------------    ---------------
Total benefits paid or provided                                                      853,394             1,611,117
Insurance expenses:
     Commissions                                                                      71,151                86,074
     General expenses                                                                 32,567                33,272
     Insurance taxes, licenses and fees, excluding federal income taxes                3,748                  (231)
     Other                                                                             1,287                   856
                                                                                ---------------    ---------------
Total insurance expenses                                                             108,753               119,971
                                                                                ---------------    ---------------
(Loss) gain from operations before federal income taxes and net realized
     capital losses                                                                  (42,829)              108,357
Federal income tax (benefit) expense                                                 (27,668)               41,015
                                                                                ---------------    ---------------
(Loss) gain from operations before net realized capital losses                       (15,161)               67,342

Net realized capital losses; net of income tax (benefit) expense:
     2003 - $18,494 and 2002 - ($6,049); and excluding net transfers
     to the interest maintenance reserve 2003- $22,891 and 2002- ($638)              (31,599)             (41,467)
                                                                                ---------------    ---------------
Net (loss) income                                                               $    (46,760)      $       25,875
                                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

                           USG Annuity & Life Company
               Statements of Changes and Surplus - Statutory Basis



                                                                                      Year ended December 31
                                                                                     2003                2002
                                                                                ---------------    ---------------
                                                                                         (In Thousands)

Common stock:
     Balance at beginning and end of year                                       $      2,500       $       2,500
                                                                                ---------------    ---------------
Paid-in and contributed surplus:
     Balance at beginning of year                                                    316,963             286,963
     Capital contribution                                                                  -              30,000
                                                                                ---------------    ---------------
     Balance at end of year                                                          316,963             316,963
                                                                                ---------------    ---------------

Unassigned surplus:
     Balance at beginning of year                                                     66,723              19,994
     Net (loss) income                                                               (46,760)             25,875
     Change in net unrealized capital losses                                            (395)             (7,240)
     Change in nonadmitted assets                                                       (742)              3,284
     Change in asset valuation reserve                                                  (547)             20,987
     Change in net deferred income tax                                                 2,212               3,480
     Other                                                                                 -                 343
                                                                                ---------------    ---------------
    Balance at end of year                                                           20,491              66,723
                                                                                ---------------    ---------------
Total capital and surplus                                                       $    339,954       $     386,186
                                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

                           USG Annuity & Life Company
                   Statements of Cash Flows - Statutory Basis


                                                                                      Year ended December 31
                                                                                     2003                2002
                                                                                ---------------    ---------------
                                                                                        (In Thousands)

Operations
Premiums, policy proceeds, and other considerations received,
  net of reinsurance paid                                                       $      423,582     $    1,295,738
Net investment income received                                                         620,710            647,957
Commission and expense allowances received on reinsurance ceded                              -             14,159
Benefits paid                                                                         (821,273)          (998,100)
Insurance expenses paid                                                               (109,625)          (122,791)
Federal income taxes received (paid)                                                    13,451            (53,696)
Net other revenue                                                                       37,575                 89
                                                                                ------------------    ------------------
Net cash provided by operations                                                        164,420            783,356

Investment activities
Proceeds from sales, maturities, or repayments of investments:
     Bonds                                                                           8,021,572          8,709,883
     Stocks                                                                                  -                357
     Mortgage loans                                                                    329,751            275,949
     Real estate                                                                         1,450                  -
     Other invested assets                                                               4,156              6,856
                                                                                ------------------    ------------------
Net proceeds from sales, maturities, or repayments of investments                    8,356,929          8,993,045

Cost of investments acquired:
     Bonds                                                                           8,253,561          9,713,052
     Stocks                                                                                185              1,230
     Mortgage loans                                                                    317,467            100,251
     Real estate                                                                         2,708                  -
     Other invested assets                                                              10,530             14,594
                                                                                ------------------    ------------------
Total cost of investments acquired                                                   8,584,451          9,829,127
Change in contract loans                                                                  (207)              (279)
                                                                                ------------------    ------------------
Net cash used in investment activities                                                (227,315)          (835,803)
Financing and miscellaneous activities
Cash provided:
     Capital and surplus paid-in                                                             -             30,000
     Borrowed money, net                                                               102,436              1,102
     Net deposits on deposit-type contract funds                                       (21,734)                (8)
     Other sources (uses)                                                                  816            (72,379)
                                                                                ------------------    ------------------
Net cash provided by (used in) financing and miscellaneous activities                   81,518            (41,285)
                                                                                ------------------    ------------------
Net increase (decrease) in cash and short-term investments                              18,623            (93,732)

Cash and short-term investments:
     Beginning of year                                                                   9,116            102,848
                                                                                ------------------    ------------------
     End of year                                                                $       27,739        $     9,116
                                                                                ==================    ==================


The accompanying notes are an integral part of these financial statements.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     USG Annuity & Life Company (the "Company") is domiciled in Oklahoma and is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable"), an Iowa domiciled insurance company. Equitable is a wholly owned subsidiary of Lion Connecticut Holdings, Inc., which in turn is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). Effective January 1, 2004, the Company merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly-owned subsidiary of Lion Connecticut Holdings, Inc.

     The Company offers various insurance products, including deferred fixed annuities, immediate annuities, and interest-sensitive life insurance. These products are primarily marketed to individuals by independent insurance broker/dealers, financial institutions, and a career agency force. The Company is licensed in 48 states and the District of Columbia.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Commissioner of Insurance of the State of Oklahoma ("Oklahoma Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     Investments in real estate are reported net of related obligations rather than on a gross basis. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP. 7

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     SSAP 31 applies to derivative transactions prior to January 1, 2003. The Company also follows the newly adopted hedge accounting guidance in SSAP 86 for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder's equity rather than to income as required for fair value hedges.

     The Company invests in structured securities, including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan,s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Reconciliation to GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Investments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994, as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

          Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

          The Company uses derivatives such as interest rate swaps, caps and floors, and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

          Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

          Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

          The derivatives are reported in a manner that is consistent with the hedged asset or liability. All derivatives are reported at amortized cost. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Contract loans are reported at unpaid principal balances.

          Land is reported at cost. Real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

          For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

          Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

          The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company's policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

          Residual collateralized mortgage obligations, which are included in other invested assets, are reported at amortized cost using the effective interest method.

          Realized capital gains and losses are determined using the specific identification method.

          Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 3.00% to 8.75%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

     For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:

                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)

           Deferred federal income taxes                                        $     55,372       $      54,496
           Agents' debit balances                                                        603                 519
           Deferred and uncollected premium                                               35                 119
           Other                                                                         751                 885
                                                                                ----------------   ----------------
           Total nonadmitted assets                                             $     56,761       $      56,019
                                                                                ================   ================

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets. Changes in nonadmitted invested assets are reported directly in unassigned surplus as a component of the change in unrealized capital gains or losses.

     Claims and Claims Adjustment Expenses

     Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2003. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2003.

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at date of acquisition.

     The Company borrowed $1,342,670,000 and repaid $1,342,670,000 in 2003 and borrowed $1,021,035,000 and repaid $1,021,035,000 in 2002. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $140,000 and $109,000 during 2003 and 2002, respectively.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial statement presentation.


2.   Permitted Statutory Basis Accounting Practices

     The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Oklahoma Insurance Department. The Oklahoma Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Oklahoma for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Oklahoma Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Oklahoma. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Oklahoma Insurance Department. As of December 31, 2003 and 2002, the Company had no such permitted accounting practices.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

3.   Investments

     The amortized cost and fair value of fixed maturities and equity securities are as follows:


                                                                         Gross           Gross
                                                      Amortized       Unrealized      Unrealized          Fair
                                                         Cost            Gains          Losses           Value
                                                     -------------    ------------    ------------    -------------
                                                                            (In Thousands)
       At December 31, 2003:
       U.S. Treasury securities and
            obligations of U.S. government
            corporations and agencies                $    59,838      $     363       $       27      $     60,174
       States, municipalities,
            and political subdivisions                    11,000              -              886            10,114
       Foreign government                                292,529         10,584            2,314           300,799
       Public utilities securities                       468,119         31,654            2,243           497,530
       Corporate securities                            3,263,827        157,736           26,919         3,394,644
       Mortgage-backed securities                      1,447,813         40,896           40,369         1,448,340
       Commercial mortgage-backed securities             249,580         13,801              429           262,952
       Other structured securities                       443,419          5,181           16,690           431,910
                                                     -------------    ------------    ------------    -------------
       Total fixed maturities                          6,236,125        260,215           89,877         6,406,463
       Preferred stocks                                    1,273              -                -             1,273
                                                     -------------    ------------    ------------    -------------
       Total equity securities                             1,273              -                -             1,273
                                                     -------------    ------------    ------------    -------------
       Total                                         $ 6,237,398      $ 260,215       $   89,877      $  6,407,736
                                                     =============    ============    ============    =============

       At December 31, 2002:
       U.S. Treasury securities and
            obligations of U.S. government
            corporations and agencies                $   285,347      $   4,998       $       36      $    290,309
       Foreign government                                120,649          4,200            2,385           122,464
       Public utilities securities                       270,390         14,526            4,008           280,908
       Corporate securities                            3,244,826        182,420           34,973         3,392,273
       Mortgage-backed securities                      1,668,901         90,300           46,006         1,713,195
       Other structured securities                       320,274          9,786           28,080           301,980
       Commerical mortgage-backed securities             217,028         18,254               76           235,206
                                                     -------------    ------------    ------------    -------------
       Total fixed maturities                          6,127,415        324,484          115,564         6,336,335
       Preferred stocks                                    1,088              -                -             1,088
                                                     -------------    ------------    ------------    -------------
       Total equity securities                             1,088              -                -             1,088
                                                     -------------    ------------    ------------    -------------
       Total                                         $ 6,128,503      $ 324,484       $  115,564      $  6,337,423
                                                     =============    ============    ============    =============

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     As of December 31, 2003, the aggregate market values of debt securities with unrealized losses and the time period that cost exceeded market value are as follows:


                                                              More than 6
                                         Less than 6        months and less         More than 12
                                        months below         that 12 months         months below
                                            cost              below cost               cost                 Total
                                       -----------------    ------------------    -----------------    ------------------
                                                                         (In Thousands)

     Fair value                        $     912,922        $     781,315         $      99,880        $     1,794,117
     Unrealized loss                          13,888               40,720                35,269                 89,877


     Of the unrealized losses more than 6 months and less than 12 months in duration of $40,720,000, there were $8,509,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. For these securities business and operating fundamentals are performing as expected. The remaining unrealized losses of $32,211,000 as of December 31, 2003 included the following significant items:

          $18,193,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $257,131,000.

          $3,265,000 of unrealized losses related to the energy/utility industry, for which the fair value was $66,629,000. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. Current analysis indicates that the debt will be serviced in accordance with the contractual terms.

          $8,488,000 of unrealized losses related to non-domestic issues, with no unrealized loss exposure per country in excess of $2,036,000 for which the fair value was $194,288,000. Credit exposures are primarily in the construction industry in Italy.

          The remaining unrealized losses totaling $2,265,000 related to a fair value of $31,760,000.

     Of the unrealized losses more than 12 months in duration of $35,269,000, there were $449,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $34,820,000 as of December 31, 2003 included the following significant items:

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

          $32,683,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $81,284,000.

          $1,453,000 of unrealized losses related to the energy/utility industry, for which the fair value was $9,278,000. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. Current analysis indicates that the debt will be serviced in accordance with the contractual terms.

          $679,000 of unrealized losses related to the airline industries, for which the fair value was $4,075,000. During 2003, the airline industry continued to suffer from decreased passenger volumes offset by a gradually improving economy. The majority of the airline investments are comprised of Enhanced Equipment Trust Certificates ("EETC"). Current analysis indicates the specific collateral backing the EETC investments is predominantly represented by newer models that are expected to be retained as individual airlines reduce their fleets.

          The remaining unrealized losses totaling $5,000 relate to a fair value of $245,000.

     The amortized cost and fair value of investments in bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                   Amortized           Fair
                                                                                     Cost              Value
                                                                                --------------    ---------------
                                                                                          (In Thousands)
        Maturity:
             Due in 1 year or less                                              $     57,631       $     58,607
             Due after 1 year through 5 years                                      1,320,691          1,382,661
             Due after 5 years through 10 years                                    1,804,228          1,882,506
             Due after 10 years                                                      912,763            939,487
                                                                                --------------    ---------------
                                                                                   4,095,313          4,263,261
        Mortgage-backed securities                                                 1,447,813          1,448,340
        Commercial mortgage-backed securities                                        249,580            262,952
        Other structured securities                                                  443,419            431,910
                                                                                --------------    ---------------
        Total                                                                   $  6,236,125      $   6,406,463
                                                                                ==============    ===============

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     At December 31, 2003, investments in certificates of deposit and bonds, with an admitted asset value of $3,310,000, were on deposit with state insurance departments to satisfy regulatory requirements.

     Reconciliation of bonds from amortized cost to carrying value is as follows:



                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)

      Amortized cost                                                            $    6,236,125     $   6,127,415
      Less nonadmitted bonds                                                             4,164            10,920
                                                                                ----------------   ----------------
      Carrying value                                                            $    6,231,961     $   6,116,495
                                                                                ================   ================


     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $4,610,345,000 and $5,811,132,000 in 2003 and
     2002, respectively. Gross gains of $107,661,000 and $125,255,000 and gross losses of $25,138,000 and $103,039,000 during 2003 and 2002, respectively, were realized on those sales. A portion of the gains realized in 2003 and 2002 has been deferred to future periods in the interest maintenance reserve.

     Major categories of net investment income are summarized as follows:


                                                                                      Year ended December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)
      Income:
           Bonds                                                                $     404,578      $    459,813
           Mortgage loans                                                             112,905           128,230
           Contract loans                                                               1,522             1,091
           Company-occupied property                                                      244               376
           Other                                                                      (34,857)          (26,548)
                                                                                ----------------   ----------------
      Total investment income                                                         484,392           562,962
      Investment expenses                                                             (32,114)          (26,756)
                                                                                ----------------   ----------------
      Net investment income                                                     $     452,278      $    536,206
                                                                                ================   ================


     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)

      Investment purchase commitments                                           $     90,956       $      87,963

USG  ANNUITY & LIFE  COMPANY
Notes to  Financial  Statements  -  Statutory Policies
--------------------------------------------------------------------------------

     The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $286,886,000 and $173,448,000 at December 31, 2003 and 2002, respectively.
     The securities underlying these agreements are mortgage-backed securities with a book value of $285,832,000 and $173,246,000 and fair value of $288,285,000 and $176,504,000 as of December 31, 2003 and 2002,
     respectively. The securities have a weighted average coupon rate of 5.8% and have maturities ranging from December 2018 through December 2033. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2003. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

     The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. As of December 31, 2003, there were no outstanding amounts on these agreements. The securities underlying these agreements are mortgage-backed securities with a book value of $11,394,000 and fair value of $11,520,000 at December 31, 2002.

     At December 31, 2003 and 2002, the Company had loaned securities (which are reflected as invested assets on the balance sheet) with a market value of approximately $22,330,000 and $32,662,000, respectively.

     The maximum and minimum lending rates for long-term mortgage loans during 2003 were 6.07% and 3.40%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 74.7% on commercial properties. As of December 31, 2003, the Company held no mortgages with interest more than 180 days overdue. Total interest due, as of December 31, 2003 is $9,000.

     In the course of the Company's asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company's return on the investment portfolio or to manage interest rate risk.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     The details by NAIC designation 3 or below of securities sold during 2003 and reacquired within 30 days of the sale date are:


                                                                         Cost of
                                   Number of                            Securities
                                 Transactions        Book Value        Repurchased          Gain
                               ---------------    ---------------   ---------------    ---------------
                                                                        (In Thousands)

      NAIC 3                         2            $      4,730      $     6,948        $      1,095


4.   Derivative Financial Instruments Held for Purposes Other than Trading

     The Company enters into derivatives such as swaps caps and floors, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

     The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

     Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

     Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

     Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated, or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

     The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

     The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2003 and 2002:


                                                                  Notional          Carrying             Fair
                                                                   Amount             Value             Value
                                                               ---------------    --------------    ---------------
                                                                                 (In Thousands)
       December 31, 2003
       Swaps                                                   $     828,066      $         -       $    (124,226)
       Caps and floors                                               441,243            1,554                   7
                                                               ---------------    --------------    ---------------
       Total derivatives                                       $   1,269,309      $     1,554       $    (124,219)
                                                               ===============    ==============    ===============

       December 31, 2002
       Swaps                                                   $   1,146,498      $         -       $    (138,473)
       Caps and floors                                               548,465            3,393               1,296
                                                               ---------------    --------------    ---------------
       Total derivatives                                       $   1,694,963      $     3,393       $    (137,177)
                                                               ===============    ==============    ===============


5.   Concentrations of Credit Risk

     The Company held less-than-investment-grade bonds with an aggregate book value of $479,259,000 and $435,061,000 and with an aggregate market value of $497,620,000 and $413,437,000 at December 31, 2003 and 2002,
     respectively. These holdings amounted to 7.7% of the Company's investments in bonds and 6.1% of total admitted assets at December 31, 2003. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $159,686,000 and $204,268,000 with an aggregate NAIC market value of $161,201,000 and $208,297,000 at December 31, 2003 and 2002, respectively. The carrying value of these holdings amounted to 2.0% of the Company's investment in bonds and 2.0% of the Company's total admitted assets at December 31, 2003.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     At December 31, 2003, the Company's commercial mortgages involved a concentration of properties located in California (14.06%) and Pennsylvania (9.05%). The remaining commercial mortgages relate to properties located in 37 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $30,000,000.


6.   Annuity Reserves

     At December 31, 2003 and 2002, the Company's annuity reserves, including those held in deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:


                                                                                   Amount              Percent
                                                                               ----------------    ----------------
                                                                               (In Thousands)
      December 31, 2003
      Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                         $   4,536,520           54.0 %
           At book value less surrender charge of 5% or more                        1,995,432           23.7
                                                                               ----------------    --------------
      Subtotal                                                                  $   6,531,952           77.7

      Subject to discretionary withdrawal (without adjustment):
           At book value with minimal or no charge or adjustment                    1,258,530           15.0
      Not subject to discretionary withdrawal                                         614,236             7.3
                                                                               ----------------    --------------
      Total annuity reserves and deposit fund liabilities
           before reinsurance                                                   $   8,404,718           100.0 %
                                                                                                   ==============
      Less reinsurance ceded                                                        1,346,600
                                                                               ----------------
      Net annuity reserves and deposit fund liabilities                         $   7,058,118
                                                                               ================
      December 31, 2002
      Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                         $   4,447,295            56.2 %
           At book value less surrender charge of 5% or more                        1,635,038            20.6
                                                                               ----------------    --------------
      Subtotal                                                                      6,082,333            76.8

      Subject to discretionary withdrawal (without adjustment):
           At book value with minimal or no charge or adjustment                    1,194,281            15.1
      Not subject to discretionary withdrawal                                         641,496             8.1
                                                                               ----------------    --------------
      Total annuity reserves and deposit fund liabilities
           before reinsurance                                                   $   7,918,110           100.0 %
                                                                                                   ==============
      Less reinsurance ceded                                                          895,734
                                                                               ----------------
      Net annuity reserves and deposit fund liabilities                         $   7,022,376
                                                                               ================

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

7.   Reinsurance

     The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     Assumed premiums amounted to $7,000 and $136,400,000 for the years ended December 31, 2003 and 2002, respectively.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:


                                                                                            December 31
                                                                                      2003               2002
                                                                                --------------    ---------------
                                                                                          (In Thousands)

        Premiums                                                                $   561,792       $   260,544
        Benefits paid or provided                                                    13,168             9,447
        Policy and contract liabilities at year end                               1,347,473           896,762


8.   Federal Income Taxes

     The Company joins in filing a consolidated federal income tax return with its parent, Equitable, and other affiliates. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse Equitable for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

     The components of the net deferred tax asset (liability) are as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)

      Total deferred tax assets                                                 $     75,954       $      70,328
      Total deferred tax liabilities                                                  (2,107)               (231)
                                                                                ----------------   ----------------
      Net deferred tax asset                                                          73,847              70,097
      Deferred tax asset nonadmitted                                                 (55,372)            (54,496)
                                                                                ----------------   ----------------
      Net admitted deferred tax asset                                           $     18,475       $      15,601
                                                                                ================   ================
      (Increase) decrease in nonadmitted asset                                  $       (876)      $       1,337
                                                                                ================   ================

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Current income taxes incurred consist of the following major components:


                                                                                      Year ended December 31
                                                                                     2003               2002
                                                                                ---------------    ----------------
                                                                                          (In Thousands)

      Federal tax (benefit) expense on operations                               $    (27,668)      $    41,015
      Federal tax expense (benefit) on capital gains                                  18,494            (6,049)
                                                                                ---------------    ----------------
      Total current tax (benefit) expense incurred                              $     (9,174)      $    34,966
                                                                                ===============    ================

     The main components of deferred tax assets and deferred tax liabilities are as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)

      Deferred tax assets resulting from book/tax differences in:
           Deferred acquisition costs                                           $     24,803       $     23,431
           Insurance reserves                                                         10,751              8,423
           Investments                                                                29,808             32,290
           Guaranty assessments                                                        4,348              4,339
           Unrealized loss on investments                                              5,346                499
           Other                                                                         898              1,346
                                                                                ----------------   ----------------
      Total deferred tax assets                                                       75,954             70,328
      Deferred tax assets nonadmitted                                                (55,372)           (54,496)
                                                                                ----------------   ----------------
      Admitted deferred tax assets                                                    20,582             15,832
                                                                                ----------------   ----------------
      Deferred tax liabilities resulting from book/tax differences in:
           Due and deferred premiums                                            $        150                231
           Investments                                                                 1,951                  -
           Other                                                                           6                  -
                                                                                ----------------   ----------------
      Total deferred tax liabilities                                                   2,107                231
                                                                                ----------------   ----------------
      Net admitted deferred tax asset                                           $     18,475       $     15,601
                                                                                ================   ================

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     The change in net deferred income taxes is comprised of the following:


                                                                            December 31
                                                                      2003              2002            Change
                                                                  --------------    --------------   --------------
                                                                                    (In Thousands)

      Total deferred tax assets                                   $     75,954      $    70,328      $    5,626
      Total deferred tax liabilities                                     2,107              231           1,876
                                                                  --------------    --------------   --------------
      Net deferred tax asset                                      $     73,847      $    70,097      $    3,750
                                                                  ==============    ==============
      Remove current year change in unrealized gains                                                     (1,538)
                                                                                                     --------------
      Change in net deferred income tax                                                                   2,212
      Remove other items in surplus:
           Current year change in non-admitted assets                                                        44
           Other                                                                                         (3,310)
                                                                                                     --------------
      Change in deferred taxes for rate reconciliation                                               $   (1,054)
                                                                                                     ==============


     The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are:


                                                                                    Year Ended
                                                                                   December 31,
                                                                                       2003
                                                                                -----------------
                                                                                  (In Thousands)

        Ordinary loss                                                           $      (42,829)
        Capital gains                                                                    9,786
                                                                                ------------------
       Total pre-tax book loss                                                        (33,043)
                                                                                ==================
        Provision (benefit) computed at statutory rate                                 (11,565)
        Refinement of deferred tax balances                                              1,116
        Interest maintenance reserve                                                     2,326
        Other                                                                                2
                                                                                ------------------
        Total                                                                   $       (8,121)
                                                                                ==================
        Federal income tax incurred                                             $        (9,175)

        Change in net deferred income tax                                                 1,054
                                                                                ------------------
        Total statutory income tax benefit                                      $        (8,121)
                                                                                ==================


     There are no federal income taxes incurred that will be available for recoupment in the event of future net losses for 2003 and 2002.

     The Company had  receivables  of $2,285,000  and $6,562,000 at December 31,
     2003  and  2002,   respectively,   for  federal   income  taxes  under  the
     intercompany tax sharing agreement

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

9.   Capital and Surplus

     Under Oklahoma insurance regulations, the Company is required to maintain a minimum total capital and surplus of $750,000. Additionally, the amount of dividends that can be paid by the Company to its stockholder without prior approval of the Oklahoma Insurance Department is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.


10.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                             December 31
                                                                2003                             2002
                                                    -----------------------------    ------------------------------
                                                      Carrying          Fair           Carrying           Fair
                                                       Amount           Value           Amount           Value
                                                    -------------    ------------    -------------    -------------
                                                                            (In Thousands)
     Assets:
          Bonds                                     $  6,231,961     $  6,406,763    $  6,116,495     $  6,336,335
          Preferred stocks                                 1,273            1,273           1,088            1,088
          Mortgage loans                               1,471,607        1,576,183       1,483,855        1,632,720
          Contract loans                                  32,247           32,247          32,454           32,454
          Derivative securities                            1,554         (124,219)          3,393         (137,177)
          Short-term investments                          16,651           16,651           5,650            5,650
          Cash                                            11,088           11,088           3,466            3,466
          Receivable for securities                          341              341           2,873            2,873

     Liabilities:
          Individual and group annuities               6,833,372        6,645,174       6,775,875        6,621,753
          Deposit type contract                          224,767          235,291         246,501          258,945


     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

          Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

          Fixed maturities: The fair values for bonds and preferred stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2% and 12% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Market value as determined by the SVO as of December 31, 2003 and 2002 is $6,263,837,000 and $6,154,770,000, respectively.

          Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value. 1.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

11.  Commitments and Contingencies

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

     The Company has committed to provide additional capital contributions of $31,599,000 in partnership investments at December 31, 2003.


12.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 30, 2004, the Company can borrow up to $75,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to: the cost of funds for the Bank for the period applicable for the advance plus 0.225%, or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $9,000 and $20,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had no amounts payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "BONY"). Under this agreement, the Company can borrow up to $100,000,000 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to: the cost of funds for BONY for the period applicable for the advance plus .35% or a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $4,000 and $31,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had no amounts payable to BONY.


13.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires April 1, 2007, the companies can borrow up to $95,800,000 from one another. Interest on any Company borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $125,000 and interest income of $275,000 for the year ended December 31, 2003. At December 31, 2003, the Company had no amounts payable to ING AIH and $16,400,000 receivable from ING AIH.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $25,272,000 and $19,698,000 for the years ended December 31, 2003 and 2002, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received under these agreements were $30,727,000 and $31,437,000 for the years ended December 31, 2003 and 2002, respectively.

     Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

     Services Agreement with ING Financial Advisors, LLC: The Company has entered into a services agreement with Services Agreement with ING Financial Advisors, LLC ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Assets and liabilities along with related revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.


14.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations ("NOLHGA") and the amount of premiums written in each state. The Company has estimated this liability to be $12,422,000 and $12,397,000 as of December 31, 2003 and 2002, respectively and has recorded a reserve. The Company has also recorded an asset of $34,000 and $2,451,000 as of December 31, 2003 and 2002, respectively, for future credits to premium taxes for assessments already paid.


15.  Subsequent Events

     Effective January 1, 2004, the Company was a party to a merger with its parent, Equitable, and two other affiliated companies, United Life and Annuity Insurance Company ("ULA") and Golden American Life Insurance Company ("Golden").

     Golden requested that the Delaware Insurance Department approve the redomestication of Golden from Delaware to Iowa effective January 1, 2004. Equitable, ULA, and the Company requested the Iowa Department of Insurance (for Equitable and ULA) and the Oklahoma Insurance Department (for the Company) approve the merger of the affiliated life insurance company operations of Equitable, ULA, Golden, and the Company with Golden being the survivor. The sequence of events, effective January 1, 2004, was as follows: redomestication of Golden to Iowa, merger of the four affiliated insurers with Golden being the survivor, and the renaming of Golden to ING USA Annuity and Life Insurance Company.

     The Delaware Insurance Department provided a "no objection letter" for the redomestication of Golden to Iowa on August 25, 2003. The Iowa Department of Insurance approved the merger on July 21, 2003 and the Oklahoma Insurance Department approved it on August 11, 2003.

Financial Statements
Separate Account B of
ING USA Annuity and Life Insurance Company
Year ended December 31, 2003
with Report of Independent Auditors

                       This page intentionally left blank.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                              Financial Statements
                          Year ended December 31, 2003



                                    Contents

Report of Independent Auditors                                                1

Audited Financial Statements

Statements of Assets and Liabilities                                          6
Statements of Operations                                                     40
Statements of Changes in Net Assets                                          75
Notes to Financial Statements                                               119

                       This page intentionally left blank.

                         Report of Independent Auditors


The Board of Directors and Participants
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company)

We have audited the accompanying statements of assets and liabilities of Separate Account B of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company Separate Account B) (the "Account") as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

ING GET Fund:                                                   ING Capital Guardian Large Cap Value Portfolio
   ING GET Fund - Series N                                        (Service Class)
   ING GET Fund - Series P                                      ING Capital Guardian Large Cap Value Portfolio
   ING GET Fund - Series Q                                        (Advisor Class)
   ING GET Fund - Series R                                      ING Capital Guardian Managed Global Portfolio
   ING GET Fund - Series S                                        (Service Class)
   ING GET Fund - Series T                                      ING Capital Guardian Managed Global Portfolio
   ING GET Fund - Series U                                        (Advisor Class)
   ING GET Fund - Series V                                      ING Capital Guardian Small Cap Portfolio (Service
ING Investors Trust:                                              Class)
   ING AIM Mid-Cap Growth Portfolio (Service Class)             ING Capital Guardian Small Cap Portfolio (Advisor
   ING AIM Mid-Cap Growth Portfolio (Advisor Class)               Class)
   ING Alliance Mid-Cap Growth Portfolio (Service Class)        ING Developing World Portfolio (Service Class)
   ING Alliance Mid-Cap Growth Portfolio (Advisor Class)        ING Developing World Portfolio (Advisor Class)
   ING American Funds Growth Portfolio (Service Class)          ING Eagle Asset Value Equity Portfolio (Service
   ING American Funds Growth-Income Portfolio (Service            Class)
     Class)                                                     ING Eagle Asset Value Equity Portfolio (Advisor
   ING American Funds International Portfolio (Service            Class)
     Class)                                                     ING FMR Diversified Mid-Cap Portfolio (Service Class)
                                                                ING FMR Diversified Mid-Cap Portfolio (Advisor
                                                                  Class)

ING Investors Trust (continued):                                ING MFS(R) Research Portfolio (Service Class)
   ING Goldman Sachs Internet Tollkeeper Portfolio              ING MFS(R) Research Portfolio (Advisor Class)
     (Service Class)                                            ING MFS(R) Total Return Portfolio (Service Class)
   ING Goldman Sachs Internet Tollkeeper Portfolio              ING MFS(R) Total Return Portfolio (Advisor Class)
     (Advisor Class)                                            ING PIMCO Core Bond Portfolio (Service Class)
   ING Hard Assets Portfolio (Service Class)                    ING PIMCO Core Bond Portfolio (Advisor Class)
   ING Hard Assets Portfolio (Advisor Class)                    ING Salomon Brothers All Cap Portfolio (Service
   ING International Portfolio (Service Class)                    Class)
   ING International Portfolio (Advisor Class)                  ING Salomon Brothers All Cap Portfolio (Advisor
   ING Janus Growth and Income Portfolio (Service Class)          Class)
   ING Janus Growth and Income Portfolio (Advisor Class)        ING Salomon Brothers Investors Portfolio (Service
   ING Janus Special Equity Portfolio (Service Class)             Class)
   ING Janus Special Equity Portfolio (Advisor Class)           ING Salomon Brothers Investors Portfolio (Advisor
   ING Jennison Equity Opportunities Portfolio (Service           Class)
     Class)                                                     ING T. Rowe Price Capital Appreciation Portfolio
   ING Jennison Equity Opportunities Portfolio (Advisor           (Service Class)
     Class)                                                     ING T. Rowe Price Capital Appreciation Portfolio
   ING JPMorgan Fleming Small Cap Equity Portfolio                (Advisor Class)
     (Service Class)                                            ING T. Rowe Price Equity Income Portfolio (Service
   ING JPMorgan Fleming Small Cap Equity Portfolio                Class)
     (Advisor Class)                                            ING T. Rowe Price Equity Income Portfolio (Advisor
   ING Julius Baer Foreign Portfolio (Service Class)              Class)
   ING Julius Baer Foreign Portfolio (Advisor Class)            ING UBS U.S. Balanced Portfolio (Service Class)
   ING Limited Maturity Bond Portfolio (Service Class)          ING UBS U.S. Balanced Portfolio (Advisor Class)
   ING Liquid Assets Portfolio (Service Class)                  ING Van Kampen Equity Growth Portfolio (Service
   ING Liquid Assets Portfolio (Advisor Class)                    Class)
   ING Marisco Growth Portfolio (Service Class)                 ING Van Kampen Equity Growth Portfolio (Advisor
   ING Marisco Growth Portfolio (Advisor Class)                   Class)
   ING Mercury Focus Value Portfolio (Service Class)            ING Van Kampen Global Franchise Portfolio (Service
   ING Mercury Focus Value Portfolio (Advisor Class)              Class)
   ING Mercury Fundamental Growth Portfolio (Service Class)     ING Van Kampen Global Franchise Portfolio (Advisor
   ING Mercury Fundamental Growth Portfolio (Advisor Class)       Class)
   ING MFS(R) Mid-Cap Growth Portfolio (Service Class)          ING Van Kampen Growth and Income Portfolio (Service
   ING MFS(R) Mid-Cap Growth Portfolio (Advisor Class)            Class)
                                                                ING Van Kampen Growth and Income Portfolio (Advisor
                                                                  Class)
                                                                ING Van Kampen Real Estate Portfolio (Service Class)
                                                                ING Van Kampen Real Estate Portfolio (Advisor Class)
                                                             ING Partners, Inc.:
                                                                ING Alger Aggressive Growth Portfolio (Service
                                                                  Class)

ING Partners, Inc (continued):                                  ING VP International Equity Portfolio (Service Class)
   ING Alger Growth Portfolio (Service Class)                   ING VP Small Company Portfolio (Service Class)
   ING American Century Small Cap Value Portfolio (Service      ING VP Value Opportunity Portfolio (Service Class)
     Class)                                                  ING Variable Products Trust:
   ING Baron Small Cap Growth Portfolio (Service Class)         ING VP Convertible Portfolio (Service Class)
   ING JPMorgan Fleming International Portfolio (Service        ING VP Growth and Income Portfolio (Service Class)
     Class)                                                     ING VP Growth Opportunities Portfolio (Service Class)
   ING JPMorgan Mid Cap Value Portfolio (Service Class)         ING VP International Value Portfolio (Service Class)
   ING MFS(R) Capital Opportunities Portfolio (Initial Class)   ING VP Large Company Value Portfolio (Service Class)
   ING MFS(R) Capital Opportunities Portfolio (Service Class)   ING VP LargeCap Growth Portfolio (Service Class)
   ING MFS(R) Global Growth Portfolio (Service Class)           ING VP MagnaCap Portfolio (Service Class)
   ING MFS(R) Research Equity Portfolio (Service Class)         ING VP MidCap Opportunities Portfolio (Service Class)
   ING OpCap Balanced Value Portfolio (Service Class)           ING VP SmallCap Opportunities Portfolio (Service
   ING PIMCO Total Return Portfolio (Service Class)               Class)
   ING Salomon Brothers Aggressive Growth Portfolio          AIM Variable Insurance Funds:
     (Service Class)                                            AIM V.I. Capital Appreciation Fund (Class II)
   ING Salomon Brothers Fundamental Value Portfolio             AIM V.I. Core Equity Fund (Class II)
     (Service Class)                                            AIM V.I. Dent Demographic Trends Fund (Class II)
   ING Salomon Brothers Investors Value Portfolio (Service      AIM V.I. Growth Fund (Class II)
     Class)                                                     AIM V.I. Premier Equity Fund (Class II)
   ING T. Rowe Price Growth Equity Portfolio (Service        AllianceBernstein Variable Products Series Fund, Inc.:
     Class)                                                     AllianceBernstein Growth and Income Portfolio (Class
   ING UBS Tactical Asset Allocation Portfolio (Service           B)
     Class)                                                     AllianceBernstein Premier Growth Portfolio (Class B)
   ING Van Kampen Comstock Fund (Service Class)                 AllianceBernstein Value Portfolio (Class B)
ING Variable Insurance Trust:                                Fidelity Variable Insurance Products Fund:
   ING GET U.S. Core Portfolio - Series 1                       Fidelity(R) VIP Contrafund(R) Portfolio (Class S2)
   ING GET U.S. Core Portfolio - Series 2 (Guaranteed)          Fidelity(R) VIP Equity-Income Portfolio (Class S2)
   ING GET U.S. Core Portfolio - Series 3                       Fidelity(R) VIP Growth Portfolio (Class S2)
   ING VIT Worldwide Growth                                     Fidelity(R) VIP Overseas Portfolio (Class S2)
ING Variable Portfolios, Inc.:
   ING VP Balanced Portfolio (Service Class)
   ING VP Bond Portfolio (Service Class)
   ING VP Growth Portfolio (Service Class)
   ING VP Index Plus LargeCap Portfolio (Service Class)
   ING VP Index Plus MidCap Portfolio (Service Class)
   ING VP Index Plus SmallCap Portfolio (Service Class)

Franklin Templeton Variable Insurance Products Trust:        PIMCO Variable Insurance Trust:
   Franklin Small Cap Value Securities Fund (Class 2)           PIMCO High Yield Portfolio
The Galaxy VIP Fund:                                            PIMCO StocksPLUS Growth and Income Portfolio
   Galaxy VIP Asset Allocation Fund                          Pioneer Variable Contracts Trust:
   Galaxy VIP Growth and Income Fund                            Pioneer Equity-Income VCT Portfolio (Class II)
   Galaxy VIP High Quality Bond Fund                            Pioneer Fund VCT Portfolio (Class II)
   Galaxy VIP Small Company Growth Fund                         Pioneer Mid-Cap Value VCT
Greenwich Street Series Fund:                                   Pioneer Small Company VCT Portfolio (Class II)
   Greenwich Appreciation Portfolio                          ProFunds VP:
INVESCO Variable Investment Funds, Inc.:                        ProFund VP Bull
   INVESCO VIF - Financial Services Fund                        ProFund VP Europe 30
   INVESCO VIF - Health Sciences Fund                           ProFund VP Rising Rates Opportunity
   INVESCO VIF - Leisure Fund                                   ProFund VP Small Cap
   INVESCO VIF - Utilities Fund                              Prudential Series Fund, Inc.:
Janus Aspen Series:                                             Jennison Portfolio (Class II)
   Janus Aspen Series Balanced Portfolio (Class S)              SP Jennison International Growth Portfolio (Class II)
   Janus Aspen Series Flexible Income Portfolio (Class S)    Putnam Variable Trust:
   Janus Aspen Series Growth Portfolio (Class S)                Putnam VT Discovery Growth Fund (Class IB)
   Janus Aspen Series Worldwide Growth Portfolio (Class S)      Putnam VT Growth and Income (Class IB)
Liberty Variable Insurance Trust:                               Putnam VT International Growth and Income (Class IB)
   Colonial Small Cap Value Fund (Class B)                   Travelers Series Fund Inc.:
Liberty Variable Series:                                        Smith Barney High Income
   Liberty Asset Allocation Fund Variable Series (Class A)      Smith Barney International All Cap Growth
   Liberty Equity Fund Variable Series (Class A)                Smith Barney Large Cap Value
   Liberty Federal Securities Fund Variable Series (Class       Smith Barney Money Market
     A)                                                      UBS Series Trust:
   Liberty Small Company Growth Fund Variable Series            UBS Tactical Allocation Portfolio (Class I)
     (Class A)                                               Wells Fargo:
Oppenheimer Variable Accounts Fund:                             Wells Fargo VT Asset Allocation
   Oppenheimer Global Securities Fund/VA (Class S)              Wells Fargo VT Equity Income Fund
   Oppenheimer Strategic Bond Fund/VA (Class S)                 Wells Fargo VT Large Company Growth
                                                                Wells Fargo VT Small Cap Growth

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Separate Account B of ING USA Annuity and Life Insurance Company at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 15, 2004

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                            ING GET        ING GET        ING GET        ING GET        ING GET
                                             Fund-          Fund-          Fund-          Fund-          Fund-
                                           Series N       Series P       Series Q       Series R       Series S
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                             $ 23,359      $ 110,106      $ 131,121      $ 134,782      $ 161,841
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                    23,359        110,106        131,121        134,782        161,841
Liabilities
Payable to Golden American Life
    Insurance Company                                2              5             26             27             21
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                    2              5             26             27             21
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                    $ 23,357      $ 110,101      $ 131,095      $ 134,755      $ 161,820
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                            $ 23,357      $ 110,101      $ 131,095      $ 134,755      $ 161,820
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                              $ 23,357      $ 110,101      $ 131,095      $ 134,755      $ 161,820
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares           2,272,268     10,679,507     12,416,773     12,584,677     15,196,346
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                    $ 22,900      $ 107,312      $ 124,504      $ 126,099      $ 152,322
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                          ING AIM          ING AIM
                                            ING GET        ING GET        ING GET         Mid-Cap          Mid-Cap
                                             Fund-          Fund-          Fund-          Growth           Growth
                                           Series T       Series U       Series V     (Service Class)  (Advisor Class)
                                         -------------- -------------- -------------- ---------------- ----------------
Assets
Investments in mutual funds
    at fair value                            $ 162,893      $ 168,964      $ 326,053        $ 221,793          $ 3,194
                                         -------------- -------------- -------------- ---------------- ----------------
Total assets                                   162,893        168,964        326,053          221,793            3,194
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                               11             38             69               60                -
                                         -------------- -------------- -------------- ---------------- ----------------
Total liabilities                                   11             38             69               60                -
                                         -------------- -------------- -------------- ---------------- ----------------
Net assets                                   $ 162,882      $ 168,926      $ 325,984        $ 221,733          $ 3,194
                                         ============== ============== ============== ================ ================
Net assets
Accumulation units                           $ 162,882      $ 168,926      $ 325,984        $ 221,557          $ 3,194
Contracts in payout (annuitization)
    period                                           -              -              -              176                -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                             $ 162,882      $ 168,926      $ 325,984        $ 221,733          $ 3,194
                                         ============== ============== ============== ================ ================
Total number of mutual fund shares          15,223,598     15,717,557     33,034,731       17,113,637          247,027
                                         ============== ============== ============== ================ ================
Cost of mutual fund shares                   $ 152,616      $ 157,440      $ 330,758        $ 171,531          $ 2,770
                                         ============== ============== ============== ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)


                                          ING Alliance      ING Alliance         ING             ING             ING
                                             Mid-Cap           Mid-Cap        American        American         American
                                             Growth            Growth           Funds           Funds           Funds
                                         (Service Class)   (Advisor Class)     Growth       Growth-Income    International
                                         ----------------  ---------------- -------------- ----------------  -------------
Assets
Investments in mutual funds
    at fair value                              $ 462,929           $ 4,624      $ 132,332         $ 99,968       $ 45,343
                                         ----------------  ---------------- -------------- ----------------  -------------
Total assets                                     462,929             4,624        132,332           99,968         45,343
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                105                 -             12                9              3
                                         ----------------  ---------------- -------------- ----------------  -------------
Total liabilities                                    105                 -             12                9              3
                                         ----------------  ---------------- -------------- ----------------  -------------
Net assets                                     $ 462,824           $ 4,624      $ 132,320         $ 99,959       $ 45,340
                                         ================  ================ ============== ================  =============
Net assets
Accumulation units                             $ 462,824           $ 4,624      $ 132,320         $ 99,959       $ 45,340
Contracts in payout (annuitization)
    period                                             -                 -              -                -              -
                                        -- --------------  ---------------- -------------- ---------------   -------------
Total net assets                               $ 462,824           $ 4,624      $ 132,320         $ 99,959       $ 45,340
                                         ================  ================ ============== ================  =============
Total number of mutual fund shares            31,069,059           310,782      2,910,312        2,969,047      3,351,277
                                         ================  ================ ============== ================  =============
Cost of mutual fund shares                     $ 320,771           $ 3,910      $ 126,082         $ 94,431       $ 42,625
                                         ================  ================ ============== ================  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                           ING Capital       ING Capital      ING Capital       ING Capital
                                            Guardian          Guardian         Guardian          Guardian        ING Capital
                                            Large Cap         Large Cap         Managed           Managed         Guardian
                                              Value             Value           Global            Global          Small Cap
                                         (Service Class)   (Advisor Class)  (Service Class)   (Advisor Class)  (Service Class)
                                         ----------------  ---------------- ----------------  ---------------- ----------------
Assets
Investments in mutual funds
    at fair value                              $ 561,384           $ 6,806        $ 352,450           $ 2,084        $ 537,409
                                         ----------------  ---------------- ----------------  ---------------- ----------------
Total assets                                     561,384             6,806          352,450             2,084          537,409
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 96                 1               63                 -              123
                                         ----------------  ---------------- ----------------  ---------------- ----------------
Total liabilities                                     96                 1               63                 -              123
                                         ----------------  ---------------- ----------------  ---------------- ----------------
Net assets                                     $ 561,288           $ 6,805        $ 352,387           $ 2,084        $ 537,286
                                         ================  ================ ================  ================ ================
Net assets
Accumulation units                             $ 561,288           $ 6,805        $ 352,277           $ 2,084        $ 537,245
Contracts in payout (annuitization)
    period                                             -                 -              110                 -               41
Total net assets                               $ 561,288           $ 6,805        $ 352,387           $ 2,084        $ 537,286
                                         ================  ================ ================  ================ ================
Total number of mutual fund shares            53,060,912           643,306       31,190,300           184,432       48,899,787
                                         ================  ================ ================  ================ ================
Cost of mutual fund shares                     $ 498,628           $ 5,643        $ 304,884           $ 1,818        $ 407,012
                                         ================  ================ ================  ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                           ING Capital         ING             ING         ING Eagle       ING Eagle
                                            Guardian       Developing      Developing     Asset Value     Asset Value
                                            Small Cap         World           World          Equity         Equity
                                            (Advisor        (Service        (Advisor        (Service       (Advisor
                                             Class)          Class)          Class)          Class)         Class)
                                         ---------------- --------------  -------------- --------------- --------------
Assets
Investments in mutual funds
    at fair value                                $ 4,148      $ 109,283         $ 1,956       $ 212,193        $ 1,022
                                         ---------------- --------------  -------------- --------------- --------------
Total assets                                       4,148        109,283           1,956         212,193          1,022
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                  -             25               -              44              -
                                         ---------------- --------------  -------------- --------------- --------------
Total liabilities                                      -             25               -              44              -
                                         ---------------- --------------  -------------- --------------- --------------
Net assets                                       $ 4,148      $ 109,258         $ 1,956       $ 212,149        $ 1,022
                                         ================ ==============  ============== =============== ==============
Net assets
Accumulation units                               $ 4,148      $ 109,183         $ 1,956       $ 212,140        $ 1,022
Contracts in payout (annuitization)
    period                                             -             75               -               9              -
Total net assets                                 $ 4,148      $ 109,258         $ 1,956       $ 212,149        $ 1,022
                                         ================ ==============  ============== =============== ==============
Total number of mutual fund shares               377,100     11,776,159         211,178      13,262,040         63,859
                                         ================ ==============  ============== =============== ==============
Cost of mutual fund shares                       $ 3,574       $ 85,958         $ 1,611       $ 195,521          $ 866
                                         ================ ==============  ============== =============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                            ING FMR         ING FMR
                                          Diversified     Diversified      ING Goldman      ING Goldman       ING Hard
                                            Mid-Cap         Mid-Cap      Sachs Internet   Sachs Internet       Assets
                                            (Service       (Advisor        Tollkeeper       Tollkeeper        (Service
                                             Class)         Class)       (Service Class)  (Advisor Class)      Class)
                                         --------------- --------------  ---------------- ----------------  --------------
Assets
Investments in mutual funds
    at fair value                             $ 164,235        $ 3,755          $ 53,631          $ 2,595       $ 140,040
                                         --------------- --------------  ---------------- ----------------  --------------
Total assets                                    164,235          3,755            53,631            2,595         140,040
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                30              1                 9                -              24
                                         --------------- --------------  ---------------- ----------------  --------------
Total liabilities                                    30              1                 9                -              24
                                         --------------- --------------  ---------------- ----------------  --------------
Net assets                                    $ 164,205        $ 3,754          $ 53,622          $ 2,595       $ 140,016
                                         =============== ==============  ================ ================  ==============
Net assets
Accumulation units                            $ 164,205        $ 3,754          $ 53,622          $ 2,595       $ 139,971
Contracts in payout (annuitization)
    period                                            -              -                 -                -              45
                                         --------------- --------------  ---------------- ----------------  --------------
Total net assets                              $ 164,205        $ 3,754          $ 53,622          $ 2,595       $ 140,016
                                         =============== ==============  ================ ================  ==============
Total number of mutual fund shares           16,606,184        379,255         7,992,635          387,330       9,404,968
                                         =============== ==============  ================ ================  ==============
Cost of mutual fund shares                    $ 142,762        $ 3,140          $ 44,927          $ 2,342       $ 107,436
                                         =============== ==============  ================ ================  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                           ING Janus       ING Janus
                                           ING Hard          ING              ING            Growth         Growth
                                            Assets      International    International     and Income     and Income
                                           (Advisor        (Service         (Advisor        (Service       (Advisor
                                            Class)          Class)           Class)          Class)         Class)
                                         -------------- ---------------  --------------- --------------- --------------
Assets
Investments in mutual funds
    at fair value                              $ 3,037       $ 162,117          $ 4,980       $ 224,767        $ 7,196
                                         -------------- ---------------  --------------- --------------- --------------
Total assets                                     3,037         162,117            4,980         224,767          7,196
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -              35                -              45              1
                                         -------------- ---------------  --------------- --------------- --------------
Total liabilities                                    -              35                -              45              1
                                         -------------- ---------------  --------------- --------------- --------------
Net assets                                     $ 3,037       $ 162,082          $ 4,980       $ 224,722        $ 7,195
                                         ============== ===============  =============== =============== ==============
Net assets
Accumulation units                             $ 3,037       $ 162,082          $ 4,980       $ 224,722        $ 7,195
Contracts in payout (annuitization)
    period                                           -               -                -               -              -
                                         -------------- ---------------  --------------- --------------- --------------
Total net assets                               $ 3,037       $ 162,082          $ 4,980       $ 224,722        $ 7,195
                                         ============== ===============  =============== =============== ==============
Total number of mutual fund shares             203,846      18,256,391          560,183      25,483,737        814,947
                                         ============== ===============  =============== =============== ==============
Cost of mutual fund shares                     $ 2,394       $ 139,301          $ 4,167       $ 211,766        $ 6,282
                                         ============== ===============  =============== =============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                           ING Janus       ING Janus          ING             ING
                                            Special         Special         Jennison        Jennison       ING JPMorgan
                                             Equity         Equity           Equity          Equity        Fleming Small
                                            (Service       (Advisor      Opportunities   Opportunities      Cap Equity
                                             Class)         Class)       (Service Class) (Advisor Class)  (Service Class)
                                         --------------- --------------  --------------- ---------------  ----------------
Assets
Investments in mutual funds
    at fair value                              $ 53,922          $ 801        $ 333,465         $ 1,639          $ 65,493
                                         --------------- --------------  --------------- ---------------  ----------------
Total assets                                     53,922            801          333,465           1,639            65,493
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                11              -               85               -                 9
                                         --------------- --------------  --------------- ---------------  ----------------
Total liabilities                                    11              -               85               -                 9
                                         --------------- --------------  --------------- ---------------  ----------------
Net assets                                     $ 53,911          $ 801        $ 333,380         $ 1,639          $ 65,484
                                         =============== ==============  =============== ===============  ================
Net assets
Accumulation units                             $ 53,911          $ 801        $ 333,168         $ 1,639          $ 65,484
Contracts in payout (annuitization)
    period                                            -              -              212               -                 -
                                         --------------- --------------  --------------- ---------------  ----------------
Total net assets                               $ 53,911          $ 801        $ 333,380         $ 1,639          $ 65,484
                                         =============== ==============  =============== ===============  ================
Total number of mutual fund shares            5,736,404         85,349       25,377,891         124,702         6,161,189
                                         =============== ==============  =============== ===============  ================
Cost of mutual fund shares                     $ 46,878          $ 679        $ 297,441         $ 1,381          $ 55,411
                                         =============== ==============  =============== ===============  ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                ING            ING
                                          ING JPMorgan      Julius Baer    Julius Baer         ING          ING Liquid
                                          Fleming Small       Foreign        Foreign         Limited          Assets
                                           Cap Equity        (Service        (Advisor        Maturity        (Service
                                         (Advisor Class)      Class)          Class)           Bond           Class)
                                         ----------------  -------------- --------------- --------------- ---------------
Assets
Investments in mutual funds
    at fair value                               $ 11,089        $ 34,648         $ 2,550       $ 535,051       $ 745,809
                                         ----------------  -------------- --------------- --------------- ---------------
Total assets                                      11,089          34,648           2,550         535,051         745,809
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                  1               4               -              97             135
                                         ----------------  -------------- --------------- --------------- ---------------
Total liabilities                                      1               4               -              97             135
                                         ----------------  -------------- --------------- --------------- ---------------
Net assets                                      $ 11,088        $ 34,644         $ 2,550       $ 534,954       $ 745,674
                                         ================  ============== =============== =============== ===============
Net assets
Accumulation units                              $ 11,088        $ 34,644         $ 2,550       $ 534,844       $ 745,655
Contracts in payout (annuitization)
    period                                             -               -               -             110              19
                                         ----------------  -------------- --------------- --------------- ---------------
Total net assets                                $ 11,088        $ 34,644         $ 2,550       $ 534,954       $ 745,674
                                         ================  ============== =============== =============== ===============
Total number of mutual fund shares             1,046,160       3,321,979         244,268      45,927,099     745,808,930
                                         ================  ============== =============== =============== ===============
Cost of mutual fund shares                       $ 9,457        $ 31,767         $ 2,236       $ 524,076       $ 745,809
                                         ================  ============== =============== =============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                             ING             ING
                                           ING Liquid     ING Marisco     ING Marisco      Mercury         Mercury
                                             Assets         Growth          Growth        Foucs Value     Foucs Value
                                            (Advisor       (Service        (Advisor        (Service        (Advisor
                                             Class)         Class)          Class)          Class)          Class)
                                         --------------- --------------  -------------- --------------- ---------------
Assets
Investments in mutual funds
    at fair value                               $ 4,838      $ 778,928         $ 8,325        $ 26,188           $ 805
                                         --------------- --------------  -------------- --------------- ---------------
Total assets                                      4,838        778,928           8,325          26,188             805
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 1            228               1               4               -
                                         --------------- --------------  -------------- --------------- ---------------
Total liabilities                                     1            228               1               4               -
                                         --------------- --------------  -------------- --------------- ---------------
Net assets                                      $ 4,837      $ 778,700         $ 8,324        $ 26,184           $ 805
                                         =============== ==============  ============== =============== ===============
Net assets
Accumulation units                              $ 4,837      $ 778,700         $ 8,324        $ 26,184           $ 805
Contracts in payout (annuitization)
    period                                            -              -               -               -               -
                                         --------------- --------------  -------------- --------------- ---------------
Total net assets                                $ 4,837      $ 778,700         $ 8,324        $ 26,184           $ 805
                                         =============== ==============  ============== =============== ===============
Total number of mutual fund shares            4,837,568     60,381,996         646,360       2,385,041          73,464
                                         =============== ==============  ============== =============== ===============
Cost of mutual fund shares                      $ 4,838      $ 617,153         $ 7,358        $ 22,694           $ 709
                                         =============== ==============  ============== =============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                               ING MFS(R)     ING MFS(R)
                                           ING Mercury       ING Mercury       Mid-Cap         Mid-Cap        ING MFS(R)
                                           Fundamental       Fundamental        Growth         Growth         Research
                                             Growth            Growth          (Service       (Advisor        (Service
                                         (Service Class)   (Advisor Class)      Class)         Class)          Class)
                                         ----------------  ---------------- --------------- --------------  --------------
Assets
Investments in mutual funds
    at fair value                               $ 13,632             $ 856       $ 634,527        $ 9,626       $ 495,038
                                         ----------------  ---------------- --------------- --------------  --------------
Total assets                                      13,632               856         634,527          9,626         495,038
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                  2                 -             170              1             127
                                         ----------------  ---------------- --------------- --------------  --------------
Total liabilities                                      2                 -             170              1             127
                                         ----------------  ---------------- --------------- --------------  --------------
Net assets                                      $ 13,630             $ 856       $ 634,357        $ 9,625       $ 494,911
                                         ================  ================ =============== ==============  ==============
Net assets
Accumulation units                              $ 13,630             $ 856       $ 634,292        $ 9,625       $ 494,911
Contracts in payout (annuitization)
    period                                             -                 -              65              -               -
                                         ----------------  ---------------- --------------- --------------  --------------
Total net assets                                $ 13,630             $ 856       $ 634,357        $ 9,625       $ 494,911
                                         ================  ================ =============== ==============  ==============
Total number of mutual fund shares             1,333,889            83,878      62,824,480        954,045      33,291,067
                                         ================  ================ =============== ==============  ==============
Cost of mutual fund shares                      $ 11,675             $ 735       $ 487,268        $ 8,386       $ 478,930
                                         ================  ================ =============== ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)


                                            ING MFS(R)     ING MFS(R)      ING MFS(R)     ING PIMCO       ING PIMCO
                                            Research      Total Return    Total Return    Core Bond       Core Bond
                                            (Advisor       (Service        (Advisor        (Service        (Advisor
                                             Class)         Class)          Class)          Class)          Class)
                                         --------------- --------------  -------------- --------------- ---------------
Assets
Investments in mutual funds
    at fair value                               $ 1,951    $ 1,142,629        $ 16,259       $ 514,106        $ 16,547
                                         --------------- --------------  -------------- --------------- ---------------
Total assets                                      1,951      1,142,629          16,259         514,106          16,547
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 -            221               2              79               2
                                         --------------- --------------  -------------- --------------- ---------------
Total liabilities                                     -            221               2              79               2
                                         --------------- --------------  -------------- --------------- ---------------
Net assets                                      $ 1,951    $ 1,142,408        $ 16,257       $ 514,027        $ 16,545
                                         =============== ==============  ============== =============== ===============
Net assets
Accumulation units                              $ 1,951    $ 1,142,408        $ 16,257       $ 514,027        $ 16,545
Contracts in payout (annuitization)
    period                                            -              -               -               -               -
                                         --------------- --------------  -------------- --------------- ---------------
Total net assets                                $ 1,951    $ 1,142,408        $ 16,257       $ 514,027        $ 16,545
                                         =============== ==============  ============== =============== ===============
Total number of mutual fund shares              131,129     66,393,297         946,395      48,002,384       1,546,485
                                         =============== ==============  ============== =============== ===============
Cost of mutual fund shares                      $ 1,704    $ 1,079,064        $ 14,890       $ 498,723        $ 16,455
                                         =============== ==============  ============== =============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                                                  ING
                                        ING Salomon       ING Salomon      ING Salomon      ING Salomon      T. Rowe Price
                                         Brothers          Brothers         Brothers         Brothers           Capital
                                          All Cap           All Cap         Investors        Investors       Appreciation
                                      (Service Class)   (Advisor Class)  (Service Class)  (Advisor Class)   (Service Class)
                                      ----------------  ---------------- ---------------- ----------------  ----------------
Assets
Investments in mutual funds
    at fair value                           $ 421,562           $ 6,125        $ 136,169          $ 1,014       $ 1,365,933
                                      ----------------  ---------------- ---------------- ----------------  ----------------
Total assets                                  421,562             6,125          136,169            1,014         1,365,933
Liabilities
Payable to ING USA Annuity and
    Life Insurance Company                         80                 1               22                -               254
                                      ----------------  ---------------- ---------------- ----------------  ----------------
Total liabilities                                  80                 1               22                -               254
                                      ----------------  ---------------- ---------------- ----------------  ----------------
Net assets                                  $ 421,482           $ 6,124        $ 136,147          $ 1,014       $ 1,365,679
                                      ================  ================ ================ ================  ================
Net assets
Accumulation units                          $ 421,482           $ 6,124        $ 136,147          $ 1,014       $ 1,365,109
Contracts in payout (annuitization)
    period                                          -                 -                -                -               570
                                      ----------------  ---------------  ---------------- ----------------  ----------------
Total net assets                            $ 421,482           $ 6,124        $ 136,147          $ 1,014       $ 1,365,679
                                      ================  ================ ================ ================  ================
Total number of mutual fund shares         35,485,028           515,106       12,956,141           96,425        63,948,168
                                      ================  ================ ================ ================  ================
Cost of mutual fund shares                  $ 386,341           $ 5,223        $ 129,305            $ 839       $ 1,134,728
                                      ================  ================ ================ ================  ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                             ING              ING               ING             ING             ING
                                        T. Rowe Price    T. Rowe Price     T. Rowe Price      UBS U.S.        UBS U.S.
                                           Capital          Equity            Equity         Balanced        Balanced
                                        Appreciation        Income            Income         (Service        (Advisor
                                       (Advisor Class)  (Service Class)   (Advisor Class)     Class)          Class)
                                       ---------------- ----------------  ---------------- --------------  --------------
Assets
Investments in mutual funds
    at fair value                             $ 20,208        $ 643,973          $ 10,820       $ 68,677           $ 963
                                       ---------------- ----------------  ---------------- --------------  --------------
Total assets                                    20,208          643,973            10,820         68,677             963
Liabilities
Payable to ING USA Annuity and
    Life Insurance Company                           2              115                 1             13               -
                                       ---------------- ----------------  ---------------- --------------  --------------
Total liabilities                                    2              115                 1             13               -
                                       ---------------- ----------------  ---------------- --------------  --------------
Net assets                                    $ 20,206        $ 643,858          $ 10,819       $ 68,664           $ 963
                                       ================ ================  ================ ==============  ==============
Net assets
Accumulation units                            $ 20,206        $ 643,292          $ 10,819       $ 68,664           $ 963
Contracts in payout (annuitization)
    period                                           -              566                 -              -               -
                                       ---------------- ----------------  ---------------- --------------  --------------
Total net assets                              $ 20,206        $ 643,858          $ 10,819       $ 68,664           $ 963
                                       ================ ================  ================ ==============  ==============
Total number of mutual fund shares             946,490       53,133,112           892,766      7,939,510         111,384
                                       ================ ================  ================ ==============  ==============
Cost of mutual fund shares                    $ 17,575        $ 596,012           $ 9,330       $ 67,133           $ 912
                                       ================ ================  ================ ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                               ING              ING              ING
                                            ING              ING           Van Kampen       Van Kampen        Van Kampen
                                         Van Kampen       Van Kampen         Global           Global          Growth and
                                       Equity Growth    Equity Growth       Franchise        Franchise          Income
                                      (Service Class)  (Advisor Class)   (Service Class)  (Advisor Class)  (Service Class)
                                      ---------------- ----------------  ---------------- ---------------- -----------------
Assets
Investments in mutual funds
    at fair value                            $ 29,853          $ 5,910          $ 58,027         $ 14,508         $ 705,413
                                      ---------------- ----------------  ---------------- ---------------- -----------------
Total assets                                   29,853            5,910            58,027           14,508           705,413
Liabilities
Payable to ING USA Annuity and
    Life Insurance Company                          5                1                 8                2               160
                                      ---------------- ----------------  ---------------- ---------------- -----------------
Total liabilities                                   5                1                 8                2               160
                                      ---------------- ----------------  ---------------- ---------------- -----------------
Net assets                                   $ 29,848          $ 5,909          $ 58,019         $ 14,506         $ 705,253
                                      ================ ================  ================ ================ =================
Net assets
Accumulation units                           $ 29,848          $ 5,909          $ 58,019         $ 14,506         $ 705,138
Contracts in payout (annuitization)
    period                                          -                -                 -                -               115
                                      ---------------- ----------------  ---------------- ---------------- -----------------
Total net assets                             $ 29,848          $ 5,909          $ 58,019         $ 14,506         $ 705,253
                                      ================ ================  ================ ================ =================
Total number of mutual fund shares          3,093,616          612,387         5,176,339        1,296,518        32,093,383
                                      ================ ================  ================ ================ =================
Cost of mutual fund shares                   $ 26,813          $ 5,332          $ 48,777         $ 12,192         $ 719,088
                                      ================ ================  ================ ================ =================


   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                             ING
                                         Van Kampen           ING              ING
                                         Growth and       Van Kampen       Van Kampen       ING Alger
                                           Income         Real Estate      Real Estate      Aggressive     ING Alger
                                       (Advisor Class)  (Service Class)  (Advisor Class)      Growth         Growth
                                       ---------------- ---------------- ----------------  -------------  -------------
Assets
Investments in mutual funds
    at fair value                             $ 24,061        $ 330,930          $ 6,247          $ 557          $ 142
                                       ---------------- ---------------- ----------------  -------------  -------------
Total assets                                    24,061          330,930            6,247            557            142
Liabilities
Payable to ING USA Annuity and
    Insurance Company                                3               66                1              -              -
                                       ---------------- ---------------- ----------------  -------------  -------------
Total liabilities                                    3               66                1              -              -
                                       ---------------- ---------------- ----------------  -------------  -------------
Net assets                                    $ 24,058        $ 330,864          $ 6,246          $ 557          $ 142
                                       ================ ================ ================  =============  =============
Net assets
Accumulation units                            $ 24,058        $ 330,775          $ 6,246          $ 557          $ 142
Contracts in payout (annuitization)
    period                                           -               89                -              -              -
                                       ---------------- ---------------- ----------------  -------------  -------------
Total net assets                              $ 24,058        $ 330,864          $ 6,246          $ 557          $ 142
                                       ================ ================ ================  =============  =============
Total number of mutual fund shares           1,094,187       16,174,480          305,168         75,639         16,072
                                       ================ ================ ================  =============  =============
Cost of mutual fund shares                    $ 20,580        $ 270,564          $ 5,335          $ 506          $ 122
                                       ================ ================ ================  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                              ING
                                           American                       ING            ING           ING MFS(R)
                                            Century      ING Baron      JPMorgan       JPMorgan        Capital
                                           Small Cap     Small Cap      Fleming        Mid Cap      Opportunities
                                             Value         Growth     International     Value       (Initial Class)
                                         --------------  -----------  -------------  -------------  ---------------
Assets
Investments in mutual funds
    at fair value                                $ 162      $ 1,028        $ 8,020        $ 6,151          $ 3,009
                                         --------------  -----------  -------------  -------------  ---------------
Total assets                                       162        1,028          8,020          6,151            3,009
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -            -              1              -                -
                                         --------------  -----------  -------------  -------------  ---------------
Total liabilities                                    -            -              1              -                -
                                         --------------  -----------  -------------  -------------  ---------------
Net assets                                       $ 162      $ 1,028        $ 8,019        $ 6,151          $ 3,009
                                         ==============  ===========  =============  =============  ===============
Net assets
Accumulation units                               $ 162      $ 1,028        $ 8,019        $ 6,151          $ 3,009
Contracts in payout (annuitization)
    period                                           -            -              -              -                -
                                         --------------  -----------  -------------  -------------  ---------------
Total net assets                                 $ 162      $ 1,028        $ 8,019        $ 6,151          $ 3,009
                                         ==============  ===========  =============  =============  ===============
Total number of mutual fund shares              15,049       87,931        768,197        517,301          124,279
                                         ==============  ===========  =============  =============  ===============
Cost of mutual fund shares                       $ 137        $ 935        $ 7,454        $ 5,660          $ 2,751
                                         ==============  ===========  =============  =============  ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                           ING MFS(R)
                                             Capital        ING MFS(R)     ING MFS(R)    ING OpCap       ING PIMCO
                                          Opportunities      Global        Research       Balanced        Total
                                         (Service Class)     Growth         Equity         Value          Return
                                         ----------------  ------------  -------------  ------------- ---------------
Assets
Investments in mutual funds
    at fair value                                  $ 391       $ 1,586           $ 97          $ 408         $ 1,918
                                         ----------------  ------------  -------------  ------------- ---------------
Total assets                                         391         1,586             97            408           1,918
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                  -             -              -              -               -
                                         ----------------  ------------  -------------  ------------- ---------------
Total liabilities                                      -             -              -              -               -
                                         ----------------  ------------  -------------  ------------- ---------------
Net assets                                         $ 391       $ 1,586           $ 97          $ 408         $ 1,918
                                         ================  ============  =============  ============= ===============
Net assets
Accumulation units                                 $ 391       $ 1,586           $ 97          $ 408         $ 1,918
Contracts in payout (annuitization)
    period                                             -             -              -              -               -
                                         ----------------  ------------  -------------  ------------- ---------------
Total net assets                                   $ 391       $ 1,586           $ 97          $ 408         $ 1,918
                                         ================  ============  =============  ============= ===============
Total number of mutual fund shares                16,214       143,392         12,902         33,174         180,782
                                         ================  ============  =============  ============= ===============
Cost of mutual fund shares                         $ 350       $ 1,425           $ 84          $ 358         $ 1,944
                                         ================  ============  =============  ============= ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                              ING             ING            ING
                                           ING Salomon      Salomon        Salomon          ING          ING UBS
                                            Brothers       Brothers       Brothers      T. Rowe Price    Tactical
                                           Aggressive     Fundamental     Investors       Growth          Asset
                                             Growth          Value          Value         Equity        Allocation
                                         --------------- -------------- -------------- --------------  -------------
Assets
Investments in mutual funds
    at fair value                              $ 13,881          $ 600          $ 362        $ 2,295           $ 89
                                         --------------- -------------- -------------- --------------  -------------
Total assets                                     13,881            600            362          2,295             89
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 1              -              -              -              -
                                         --------------- -------------- -------------- --------------  -------------
Total liabilities                                     1              -              -              -              -
                                         --------------- -------------- -------------- --------------  -------------
Net assets                                     $ 13,880          $ 600          $ 362        $ 2,295           $ 89
                                         =============== ============== ============== ==============  =============
Net assets
Accumulation units                             $ 13,880          $ 600          $ 362        $ 2,295           $ 89
Contracts in payout (annuitization)
    period                                            -              -              -              -              -
                                         --------------- -------------- -------------- --------------  -------------
Total net assets                               $ 13,880          $ 600          $ 362        $ 2,295           $ 89
                                         =============== ============== ============== ==============  =============
Total number of mutual fund shares              383,127         36,192         27,917         50,870          2,948
                                         =============== ============== ============== ==============  =============
Cost of mutual fund shares                     $ 13,172          $ 525          $ 318        $ 1,991           $ 80
                                         =============== ============== ============== ==============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)


                                                          ING GET        ING GET        ING GET
                                           ING Van       U.S. Core      U.S. Core      U.S. Core       ING VIT
                                            Kampen       Portfolio      Portfolio      Portfolio      Worldwide
                                           Comstock      - Series 1     - Series 2    - Series 3       Growth
                                         -------------  -------------  ------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                            $ 37,587      $ 220,835      $ 167,346        $ 8,966       $ 50,329
                                         -------------  -------------  ------------- -------------- --------------
Total assets                                   37,587        220,835        167,346          8,966         50,329
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                               4             30             15              -             10
                                         -------------  -------------  ------------- -------------- --------------
Total liabilities                                   4             30             15              -             10
                                         -------------  -------------  ------------- -------------- --------------
Net assets                                   $ 37,583      $ 220,805      $ 167,331        $ 8,966       $ 50,319
                                         =============  =============  ============= ============== ==============
Net assets
Accumulation units                           $ 37,583      $ 220,805      $ 167,331        $ 8,966       $ 50,319
Contracts in payout (annuitization)
    period                                          -              -              -              -              -
                                         -------------  -------------  ------------- -------------- --------------
Total net assets                             $ 37,583      $ 220,805      $ 167,331        $ 8,966       $ 50,319
                                         =============  =============  ============= ============== ==============
Total number of mutual fund shares          3,552,661     21,336,742     16,601,752        896,140      7,231,238
                                         =============  =============  ============= ============== ==============
Cost of mutual fund shares                   $ 33,313      $ 213,499      $ 166,106        $ 8,963       $ 44,401
                                         =============  =============  ============= ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                         ING VP         ING VP
                                            ING VP         ING VP         ING VP       Index Plus     Index Plus
                                           Balanced         Bond          Growth        LargeCap        MidCap
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                              $ 1,231       $ 71,497          $ 292       $ 59,698       $ 19,895
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                     1,231         71,497            292         59,698         19,895
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -             14              -              5              2
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                    -             14              -              5              2
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                     $ 1,231       $ 71,483          $ 292       $ 59,693       $ 19,893
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                             $ 1,231       $ 71,483          $ 292       $ 59,693       $ 19,893
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                               $ 1,231       $ 71,483          $ 292       $ 59,693       $ 19,893
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares              98,561      5,059,935         32,906      4,425,334      1,277,784
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                     $ 1,157       $ 70,593          $ 260       $ 54,808       $ 17,041
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                            ING VP         ING VP         ING VP         ING VP
                                          Index Plus    International      Small          Value         ING VP
                                           SmallCap        Equity         Company      Opportunity    Convertible
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                             $ 16,343          $ 197          $ 876        $ 2,271        $ 3,925
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                    16,343            197            876          2,271          3,925
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                2              -              -              1              -
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                    2              -              -              1              -
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                    $ 16,341          $ 197          $ 876        $ 2,270        $ 3,925
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                            $ 16,341          $ 197          $ 876        $ 2,270        $ 3,925
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                              $ 16,341          $ 197          $ 876        $ 2,270        $ 3,925
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares           1,214,170         26,147         50,079        188,790        341,049
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                    $ 14,016          $ 176          $ 765        $ 2,141        $ 3,577
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                            ING VP         ING VP         ING VP         ING VP
                                          Growth and       Growth      International    LargeCap        ING VP
                                            Income      Opportunities      Value         Growth        MagnaCap
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                              $ 1,723       $ 26,052          $ 534        $ 1,941       $ 27,555
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                     1,723         26,052            534          1,941         27,555
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -              5              -              -              4
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                    -              5              -              -              4
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                     $ 1,723       $ 26,047          $ 534        $ 1,941       $ 27,551
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                             $ 1,723       $ 26,047          $ 534        $ 1,941       $ 27,551
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                               $ 1,723       $ 26,047          $ 534        $ 1,941       $ 27,551
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares              94,357      5,231,383         47,836        232,699      3,103,038
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                     $ 1,535       $ 23,264          $ 476        $ 1,557       $ 24,449
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                                        AIM V.I.
                                             ING VP           ING VP        AIM V.I.      AIM V.I.        Dent
                                             MidCap          SmallCap        Capital        Core       Demographic
                                          Opportunities   Opportunities   Appreciation     Equity        Trends
                                         ---------------- --------------- -------------- ------------ --------------
Assets
Investments in mutual funds
    at fair value                                  $ 280        $ 90,469           $ 77        $ 175       $ 58,317
                                         ---------------- --------------- -------------- ------------ --------------
Total assets                                         280          90,469             77          175         58,317
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                  -              16              -            -             10
                                         ---------------- --------------- -------------- ------------ --------------
Total liabilities                                      -              16              -            -             10
                                         ---------------- --------------- -------------- ------------ --------------
Net assets                                         $ 280        $ 90,453           $ 77        $ 175       $ 58,307
                                         ================ =============== ============== ============ ==============
Net assets
Accumulation units                                 $ 280        $ 90,453           $ 77        $ 175       $ 58,307
Contracts in payout (annuitization)
    period                                             -               -              -            -              -
                                         ---------------- --------------- -------------- ------------ --------------
Total net assets                                   $ 280        $ 90,453           $ 77        $ 175       $ 58,307
                                         ================ =============== ============== ============ ==============
Total number of mutual fund shares                45,879       6,162,752          3,622        8,374     11,236,332
                                         ================ =============== ============== ============ ==============
Cost of mutual fund shares                         $ 238        $ 83,036           $ 70        $ 148       $ 50,454
                                         ================ =============== ============== ============ ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                         Alliance-       Alliance-
                                                          AIM V.I.       Bernstein       Bernstein       Alliance-
                                           AIM V.I.        Premier       Growth and       Premier        Bernstein
                                            Growth         Equity          Income         Growth           Value
                                         -------------- -------------- --------------- --------------  --------------
Assets
Investments in mutual funds
    at fair value                              $ 2,729          $ 174        $ 11,498        $ 3,540         $ 6,561
                                         -------------- -------------- --------------- --------------  --------------
Total assets                                     2,729            174          11,498          3,540           6,561
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -              -               1              -               1
                                         -------------- -------------- --------------- --------------  --------------
Total liabilities                                    -              -               1              -               1
                                         -------------- -------------- --------------- --------------  --------------
Net assets                                     $ 2,729          $ 174        $ 11,497        $ 3,540         $ 6,560
                                         ============== ============== =============== ==============  ==============
Net assets
Accumulation units                             $ 2,729          $ 174        $ 11,497        $ 3,540         $ 6,560
Contracts in payout (annuitization)
    period                                           -              -               -              -               -
                                         -------------- -------------- --------------- --------------  --------------
Total net assets                               $ 2,729          $ 174        $ 11,497        $ 3,540         $ 6,560
                                         ============== ============== =============== ==============  ==============
Total number of mutual fund shares             185,047          8,623         531,821        165,958         587,880
                                         ============== ============== =============== ==============  ==============
Cost of mutual fund shares                     $ 2,357          $ 152        $ 10,365        $ 3,105         $ 5,535
                                         ============== ============== =============== ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                           Fidelity(R)                                  Franklin
                                           Fidelity(R)        VIP         Fidelity(R)    Fidelity(R)    Small Cap
                                              VIP           Equity-          VIP            VIP           Value
                                          Contrafund(R)     Income         Growth        Overseas      Securities
                                         --------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                              $ 21,315      $ 145,276      $ 185,667          $ 860          $ 236
                                         --------------- -------------- -------------- -------------- --------------
Total assets                                     21,315        145,276        185,667            860            236
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 2             20             25              -              -
                                         --------------- -------------- -------------- -------------- --------------
Total liabilities                                     2             20             25              -              -
                                         --------------- -------------- -------------- -------------- --------------
Net assets                                     $ 21,313      $ 145,256      $ 185,642          $ 860          $ 236
                                         =============== ============== ============== ============== ==============
Net assets
Accumulation units                             $ 21,313      $ 145,256      $ 185,642          $ 860          $ 236
Contracts in payout (annuitization)
    period                                            -              -              -              -              -
                                         --------------- -------------- -------------- -------------- --------------
Total net assets                               $ 21,313      $ 145,256      $ 185,642          $ 860          $ 236
                                         =============== ============== ============== ============== ==============
Total number of mutual fund shares              929,566      6,327,331      6,043,838         55,492         18,631
                                         =============== ============== ============== ============== ==============
Cost of mutual fund shares                     $ 18,647      $ 125,342      $ 165,276          $ 840          $ 197
                                         =============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                           INVESCO        INVESCO
                                                            VIF -          VIF -         INVESCO        INVESCO
                                           Greenwich      Financial       Health          VIF -          VIF -
                                         Appreciation     Services       Sciences        Leisure       Utilities
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                                $ 663       $ 59,614       $ 86,679       $ 34,415       $ 26,972
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                       663         59,614         86,679         34,415         26,972
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -             10             15              5              4
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                    -             10             15              5              4
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                       $ 663       $ 59,604       $ 86,664       $ 34,410       $ 26,968
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                               $ 663       $ 59,604       $ 86,664       $ 34,410       $ 26,968
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                                 $ 663       $ 59,604       $ 86,664       $ 34,410       $ 26,968
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares              30,441      4,402,792      4,933,366      3,140,073      2,081,152
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                       $ 637       $ 51,581       $ 75,553       $ 29,560       $ 24,292
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)


                                                         Janus Aspen                   Janus Aspen
                                          Janus Aspen      Series       Janus Aspen      Series        Colonial
                                            Series        Flexible        Series        Worldwide      Small Cap
                                           Balanced        Income         Growth         Growth          Value
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                              $ 4,464        $ 1,873        $ 1,007        $ 7,201       $ 40,999
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                     4,464          1,873          1,007          7,201         40,999
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -              -              -              1              4
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                    -              -              -              1              4
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                     $ 4,464        $ 1,873        $ 1,007        $ 7,200       $ 40,995
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                             $ 4,464        $ 1,873        $ 1,007        $ 7,200       $ 40,995
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                               $ 4,464        $ 1,873        $ 1,007        $ 7,200       $ 40,995
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares             187,401        142,763         52,887        280,211      2,882,921
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                     $ 4,147        $ 1,868          $ 874        $ 6,364       $ 38,148
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                        Liberty
                                            Liberty                       Liberty        Small       Oppenheimer
                                             Asset         Liberty        Federal       Company         Global
                                          Allocation       Equity       Securities      Growth        Securities
                                         -------------- -------------- -------------- ------------  ---------------
Assets
Investments in mutual funds
    at fair value                                $ 601          $ 648           $ 87         $ 75          $ 2,901
                                         -------------- -------------- -------------- ------------  ---------------
Total assets                                       601            648             87           75            2,901
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -              -              -            -                -
                                         -------------- -------------- -------------- ------------  ---------------
Total liabilities                                    -              -              -            -                -
                                         -------------- -------------- -------------- ------------  ---------------
Net assets                                       $ 601          $ 648           $ 87         $ 75          $ 2,901
                                         ============== ============== ============== ============  ===============
Net assets
Accumulation units                               $ 601          $ 648           $ 87         $ 75          $ 2,901
Contracts in payout (annuitization)
    period                                           -              -              -            -                -
                                         -------------- -------------- -------------- ------------  ---------------
Total net assets                                 $ 601          $ 648           $ 87         $ 75          $ 2,901
                                         ============== ============== ============== ============  ===============
Total number of mutual fund shares              43,574         45,335          7,751        7,516          116,225
                                         ============== ============== ============== ============  ===============
Cost of mutual fund shares                       $ 496          $ 875           $ 85         $ 49          $ 2,417
                                         ============== ============== ============== ============  ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                            PIMCO
                                          Oppenheimer        PIMCO        StocksPLUS      Pioneer
                                           Strategic          High        Growth and      Equity-        Pioneer
                                              Bond           Yield          Income         Income         Fund
                                         ---------------  -------------  -------------  ------------- --------------
Assets
Investments in mutual funds
    at fair value                                 $ 702      $ 608,873      $ 190,579        $ 1,010       $ 62,541
                                         ---------------  -------------  -------------  ------------- --------------
Total assets                                        702        608,873        190,579          1,010         62,541
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 -             98             43              -              8
                                         ---------------  -------------  -------------  ------------- --------------
Total liabilities                                     -             98             43              -              8
                                         ---------------  -------------  -------------  ------------- --------------
Net assets                                        $ 702      $ 608,775      $ 190,536        $ 1,010       $ 62,533
                                         ===============  =============  =============  ============= ==============
Net assets
Accumulation units                                $ 702      $ 608,775      $ 190,536        $ 1,010       $ 62,533
Contracts in payout (annuitization)
    period                                            -              -              -              -              -
                                         ---------------  -------------  -------------  ------------- --------------
Total net assets                                  $ 702      $ 608,775      $ 190,536        $ 1,010       $ 62,533
                                         ===============  =============  =============  ============= ==============
Total number of mutual fund shares              136,850     74,343,442     20,580,832         55,516      3,351,596
                                         ===============  =============  =============  ============= ==============
Cost of mutual fund shares                        $ 688      $ 562,398      $ 171,321          $ 902       $ 54,257
                                         ===============  =============  =============  ============= ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                            Pioneer        Pioneer                                    ProFund VP
                                            Mid-Cap         Small         ProFund        ProFund     Rising Rates
                                             Value         Company        VP Bull     VP Europe 30    Opportunity
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                            $ 190,518        $ 6,392       $ 85,681       $ 32,879       $ 22,978
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                   190,518          6,392         85,681         32,879         22,978
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                               25              1             17              5              3
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                   25              1             17              5              3
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                   $ 190,493        $ 6,391       $ 85,664       $ 32,874       $ 22,975
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                           $ 190,493        $ 6,391       $ 85,664       $ 32,874       $ 22,975
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                             $ 190,493        $ 6,391       $ 85,664       $ 32,874       $ 22,975
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares           9,375,863        563,167      3,331,309      1,317,284        985,348
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                   $ 162,456        $ 5,821       $ 82,002       $ 31,013       $ 23,586
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                        SP Jennison     Putnam VT      Putnam VT
                                          ProFund VP                   International    Discovery     Growth and
                                           Small Cap      Jennison        Growth         Growth         Income
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                            $ 127,268       $ 58,735       $ 68,622        $ 3,173        $ 3,201
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                   127,268         58,735         68,622          3,173          3,201
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                               23             11              9              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                   23             11              9              -              -
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                   $ 127,245       $ 58,724       $ 68,613        $ 3,173        $ 3,201
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                           $ 127,245       $ 58,724       $ 68,613        $ 3,173        $ 3,201
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                             $ 127,245       $ 58,724       $ 68,613        $ 3,173        $ 3,201
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares           4,024,936      3,568,342     11,770,441        686,721        137,599
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                   $ 122,543       $ 48,914       $ 60,070        $ 2,855        $ 2,793
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                            Smith
                                           Putnam VT                       Barney          Smith          Smith
                                         International       Smith      International      Barney         Barney
                                           Growth and       Barney         All Cap         Large          Money
                                             Income       High Income      Growth        Cap Value        Market
                                         --------------- -------------- --------------  -------------  -------------
Assets
Investments in mutual funds
    at fair value                               $ 4,300          $ 308          $ 221          $ 405           $ 50
                                         --------------- -------------- --------------  -------------  -------------
Total assets                                      4,300            308            221            405             50
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 1              -              -              -              -
                                         --------------- -------------- --------------  -------------  -------------
Total liabilities                                     1              -              -              -              -
                                         --------------- -------------- --------------  -------------  -------------
Net assets                                      $ 4,299          $ 308          $ 221          $ 405           $ 50
                                         =============== ============== ==============  =============  =============
Net assets
Accumulation units                              $ 4,299          $ 308          $ 221          $ 405           $ 50
Contracts in payout (annuitization)
    period                                            -              -              -              -              -
                                         --------------- -------------- --------------  -------------  -------------
Total net assets                                $ 4,299          $ 308          $ 221          $ 405           $ 50
                                         =============== ============== ==============  =============  =============
Total number of mutual fund shares              380,173         41,423         19,901         24,394         49,742
                                         =============== ============== ==============  =============  =============
Cost of mutual fund shares                      $ 3,489          $ 388          $ 314          $ 472           $ 50
                                         =============== ============== ==============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)


                                                                                       Wells Fargo
                                                         Wells Fargo    Wells Fargo     VT Large      Wells Fargo
                                         UBS Tactical     VT Asset       VT Equity       Company      VT SmallCap
                                          Allocation     Allocation       Income         Growth          Growth
                                         -------------- -------------- -------------- -------------- ---------------
Assets
Investments in mutual funds
    at fair value                              $ 4,584           $ 25           $ 11           $ 34             $ 7
                                         -------------- -------------- -------------- -------------- ---------------
Total assets                                     4,584             25             11             34               7
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -              -              -              -               -
                                         -------------- -------------- -------------- -------------- ---------------
Total liabilities                                    -              -              -              -               -
                                         -------------- -------------- -------------- -------------- ---------------
Net assets                                     $ 4,584           $ 25           $ 11           $ 34             $ 7
                                         ============== ============== ============== ============== ===============
Net assets
Accumulation units                             $ 4,584           $ 25           $ 11           $ 34             $ 7
Contracts in payout (annuitization)
    period                                           -              -              -              -               -
                                         -------------- -------------- -------------- -------------- ---------------
Total net assets                               $ 4,584           $ 25           $ 11           $ 34             $ 7
                                         ============== ============== ============== ============== ===============
Total number of mutual fund shares             373,310          1,969            707          3,917           1,020
                                         ============== ============== ============== ============== ===============
Cost of mutual fund shares                     $ 4,144           $ 25           $ 11           $ 33             $ 7
                                         ============== ============== ============== ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                             ING GET        ING GET       ING GET        ING GET        ING GET
                                              Fund-          Fund-         Fund-          Fund-          Fund-
                                            Series N       Series P       Series Q       Series R       Series S
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                     $ 711        $ 3,275           $ 3           $ 21          $ 181
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                             711          3,275             3             21            181
Expenses:
    Mortality and expense risk and
      other charges                                 545          2,640         3,164          3,267          4,158
    Annual administrative charges                     5          1,452            37             41             50
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                34            178           173            125            142
    Other contract charges                            -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                      584          4,270         3,374          3,433          4,350
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                        127           (995)       (3,371)        (3,412)        (4,169)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              87            949         1,500          1,886          2,646
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                  87            949         1,500          1,886          2,646
Net unrealized appreciation
    (depreciation) of investments                   336            857         6,401          7,326          8,506
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                     $ 550          $ 811       $ 4,530        $ 5,800        $ 6,983
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                         ING AIM        ING AIM
                                                                                         Mid-Cap        Mid-Cap
                                             ING GET        ING GET       ING GET         Growth         Growth
                                              Fund-          Fund-         Fund-         (Service       (Advisor
                                            Series T       Series U       Series V        Class)         Class)
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                     $ 266            $ 2           $ -            $ -            $ -
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                             266              2             -              -              -
Expenses:
    Mortality and expense risk and
      other charges                               4,314          3,632         4,344          2,725             20
    Annual administrative charges                    55             55            95            181              1
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges               152             66           122             87              -
    Other contract charges                            5              6             4            253              5
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                    4,526          3,759         4,565          3,246             26
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                     (4,260)        (3,757)       (4,565)        (3,246)           (26)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments           3,572          5,263        (1,614)        12,008             11
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions               3,572          5,263        (1,614)        12,008             11
Net unrealized appreciation
    (depreciation) of investments                 7,977         11,523        (4,705)        50,126            425
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                   $ 7,289       $ 13,029     $ (10,884)      $ 58,888          $ 410
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                          ING Alliance    ING Alliance                       ING
                                             Mid-Cap         Mid-Cap          ING         American          ING
                                             Growth          Growth        American         Funds         American
                                            (Service        (Advisor         Funds         Growth-         Funds
                                             Class)          Class)         Growth         Income      International
                                          --------------  -------------- -------------- -------------- ---------------
Net investment income (loss)
Income:
    Dividends                                       $ -             $ -            $ -            $ -             $ -
                                          --------------  -------------- -------------- -------------- ---------------
Total investment income                               -               -              -              -               -
Expenses:
    Mortality and expense risk and
      other charges                               5,419              27            312            230              95
    Annual administrative charges                   290               1             14             12               4
    Minimum death benefit guarantee
      charges                                         -               -              -              -               -
    Contingent deferred sales charges               239               -             14             13               -
    Other contract charges                          335               7             36             22              11
                                          --------------  -------------- -------------- -------------- ---------------
Total expenses                                    6,283              35            376            277             110
                                          --------------  -------------- -------------- -------------- ---------------
Net investment income (loss)                     (6,283)            (35)          (376)          (277)           (110)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments          29,527              57              -              -               3
Capital gains distributions                           -               -              -              -               -
                                          --------------  -------------- -------------- -------------- ---------------
Net realized gain (loss) on investments
    and capital gains distributions              29,527              57              -              -               3
Net unrealized appreciation
    (depreciation) of investments               140,666             720          6,250          5,537           2,718
                                          --------------  -------------- -------------- -------------- ---------------
Net increase (decrease) in net assets
    resulting from operations                 $ 163,910           $ 742        $ 5,874        $ 5,260         $ 2,611
                                          ==============  ============== ============== ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                            ING Capital      ING Capital       ING Capital      ING Capital
                                             Guardian         Guardian          Guardian         Guardian        ING Capital
                                             Large Cap        Large Cap          Managed          Managed         Guardian
                                               Value            Value            Global           Global          Small Cap
                                          (Service Class)  (Advisor Class)   (Service Class)  (Advisor Class)  (Service Class)
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net investment income (loss)
Income:
    Dividends                                       $ 221              $ -               $ -              $ -            $ 678
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Total investment income                               221                -                 -                -              678
Expenses:
    Mortality and expense risk and
      other charges                                 6,712               56             4,242               12            6,634
    Annual administrative charges                     186                1               155                -              312
    Minimum death benefit guarantee
      charges                                           -                -                 -                -                -
    Contingent deferred sales charges                 211                -               116                -              209
    Other contract charges                            930               15               472                3              597
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Total expenses                                      8,039               72             4,985               15            7,752
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net investment income (loss)                       (7,818)             (72)           (4,985)             (15)          (7,074)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (4,588)             (30)           (2,433)              17          (13,248)
Capital gains distributions                             -                -                 -                -                -
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net realized gain (loss) on investments
    and capital gains distributions                (4,588)             (30)           (2,433)              17          (13,248)
Net unrealized appreciation
    (depreciation) of investments                 131,558            1,177            89,795              267          154,436
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets
    resulting from operations                   $ 119,152          $ 1,075          $ 82,377            $ 269        $ 134,114
                                          ================ ================  ================ ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                           ING Capital         ING            ING          ING Eagle       ING Eagle
                                            Guardian       Developing      Developing     Asset Value     Asset Value
                                            Small Cap         World          World          Equity          Equity
                                            (Advisor        (Service        (Advisor       (Service        (Advisor
                                             Class)          Class)          Class)         Class)          Class)
                                          --------------  -------------- --------------- --------------  --------------
Net investment income (loss)
Income:
    Dividends                                       $ 4           $ 177             $ 2          $ 427             $ 1
                                          --------------  -------------- --------------- --------------  --------------
Total investment income                               4             177               2            427               1
Expenses:
    Mortality and expense risk and
      other charges                                  28           1,133              12          2,871              10
    Annual administrative charges                     -              53               -            117               -
    Minimum death benefit guarantee
      charges                                         -               -               -              -               -
    Contingent deferred sales charges                 -              31               -            119               -
    Other contract charges                            8             105               3            222               2
                                          --------------  -------------- --------------- --------------  --------------
Total expenses                                       36           1,322              15          3,329              12
                                          --------------  -------------- --------------- --------------  --------------
Net investment income (loss)                        (32)         (1,145)            (13)        (2,902)            (11)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               2            (728)              4         (9,173)              -
Capital gains distributions                           -               -               -              -               -
                                          --------------  -------------- --------------- --------------  --------------
Net realized gain (loss) on investments
    and capital gains distributions                   2            (728)              4         (9,173)              -
Net unrealized appreciation
    (depreciation) of investments                   573          29,880             347         50,235             159
                                          --------------  -------------- --------------- --------------  --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 543        $ 28,007           $ 338       $ 38,160           $ 148
                                          ==============  ============== =============== ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                             ING FMR        ING FMR
                                           Diversified    Diversified     ING Goldman      ING Goldman       ING Hard
                                             Mid-Cap        Mid-Cap     Sachs Internet   Sachs Internet       Assets
                                            (Service       (Advisor       Tollkeeper       Tollkeeper        (Service
                                             Class)         Class)      (Service Class)  (Advisor Class)      Class)
                                          -------------- -------------- ---------------- ----------------  -------------
Net investment income (loss)
Income:
    Dividends                                       $ 2            $ -              $ -              $ -          $ 388
                                          -------------- -------------- ---------------- ----------------  -------------
Total investment income                               2              -                -                -            388
Expenses:
    Mortality and expense risk and
      other charges                               2,048             30              498               15          1,379
    Annual administrative charges                    54              1               14                -             49
    Minimum death benefit guarantee
      charges                                         -              -                -                -              1
    Contingent deferred sales charges                52              1                9                -             38
    Other contract charges                          340              8              104                4            118
                                          -------------- -------------- ---------------- ----------------  -------------
Total expenses                                    2,494             40              625               19          1,585
                                          -------------- -------------- ---------------- ----------------  -------------
Net investment income (loss)                     (2,492)           (40)            (625)             (19)        (1,197)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (876)             4            1,039               43          2,794
Capital gains distributions                           -              -                -                -              -
                                          -------------- -------------- ---------------- ----------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                (876)             4            1,039               43          2,794
Net unrealized appreciation
    (depreciation) of investments                37,624            619            8,672              257         37,546
                                          -------------- -------------- ---------------- ----------------  -------------
Net increase (decrease) in net assets
    resulting from operations                  $ 34,256          $ 583          $ 9,086            $ 281       $ 39,143
                                          ============== ============== ================ ================  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                          ING Janus      ING Janus
                                            ING Hard          ING             ING          Growth         Growth
                                             Assets      International   International   and Income     and Income
                                            (Advisor       (Service        (Advisor       (Service       (Advisor
                                             Class)         Class)          Class)         Class)         Class)
                                          -------------- --------------  -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                       $ 7          $ 349             $ 8           $ 58            $ -
                                          -------------- --------------  -------------- -------------- --------------
Total investment income                               7            349               8             58              -
Expenses:
    Mortality and expense risk and
      other charges                                  17          2,133              37          2,992             67
    Annual administrative charges                     -             95               1             78              1
    Minimum death benefit guarantee
      charges                                         -              -               -              -              -
    Contingent deferred sales charges                 -             72               -             94              1
    Other contract charges                            5            156              10            486             20
                                          -------------- --------------  -------------- -------------- --------------
Total expenses                                       22          2,456              48          3,650             89
                                          -------------- --------------  -------------- -------------- --------------
Net investment income (loss)                        (15)        (2,107)            (40)        (3,592)           (89)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              22         16,547               5         (1,267)            18
Capital gains distributions                           -              -               -              -              -
                                          -------------- --------------  -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                  22         16,547               5         (1,267)            18
Net unrealized appreciation
    (depreciation) of investments                   641         19,653             813         38,839            929
                                          -------------- --------------  -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 648       $ 34,093           $ 778       $ 33,980          $ 858
                                          ============== ==============  ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                            ING Janus      ING Janus          ING              ING
                                             Special        Special        Jennison         Jennison        ING JPMorgan
                                             Equity         Equity          Equity           Equity         Fleming Small
                                            (Service       (Advisor      Opportunities    Opportunities      Cap Equity
                                             Class)         Class)      (Service Class)  (Advisor Class)   (Service Class)
                                          -------------- -------------- ---------------- ----------------  ----------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ -            $ 268              $ 1               $ -
                                          -------------- -------------- ---------------- ----------------  ----------------
Total investment income                               -              -              268                1                 -
Expenses:
    Mortality and expense risk and
      other charges                                 554              5            4,505               12               500
    Annual administrative charges                    20              -              250                -                12
    Minimum death benefit guarantee
      charges                                         -              -                -                -                 -
    Contingent deferred sales charges                11              -              190                -                 6
    Other contract charges                           95              1              350                3                96
                                          -------------- -------------- ---------------- ----------------  ----------------
Total expenses                                      680              6            5,295               15               614
                                          -------------- -------------- ---------------- ----------------  ----------------
Net investment income (loss)                       (680)            (6)          (5,027)             (14)             (614)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (642)             4          (51,233)              10               (64)
Capital gains distributions                           -              -                -                -                 -
                                          -------------- -------------- ---------------- ----------------  ----------------
Net realized gain (loss) on investments
    and capital gains distributions                (642)             4          (51,233)              10               (64)
Net unrealized appreciation
    (depreciation) of investments                14,396            122          130,334              258            10,493
                                          -------------- -------------- ---------------- ----------------  ----------------
Net increase (decrease) in net assets
    resulting from operations                  $ 13,074          $ 120         $ 74,074            $ 254           $ 9,815
                                          ============== ============== ================ ================  ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                ING            ING
                                           ING JPMorgan     Julius Baer    Julius Baer        ING         ING Liquid
                                           Fleming Small      Foreign        Foreign        Limited        Assets
                                            Cap Equity       (Service       (Advisor       Maturity       (Service
                                          (Advisor Class)     Class)         Class)          Bond          Class)
                                          ---------------- -------------- -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                         $ -          $ 196           $ 14        $ 4,049        $ 6,940
                                          ---------------- -------------- -------------- -------------- --------------
Total investment income                                 -            196             14          4,049          6,940
Expenses:
    Mortality and expense risk and
      other charges                                    74            244             18          9,314         14,952
    Annual administrative charges                       1              6              -            230            571
    Minimum death benefit guarantee
      charges                                           -              -              -              1              4
    Contingent deferred sales charges                   -              2              -            453         26,087
    Other contract charges                             21             48              5            682            955
                                          ---------------- -------------- -------------- -------------- --------------
Total expenses                                         96            300             23         10,680         42,569
                                          ---------------- -------------- -------------- -------------- --------------
Net investment income (loss)                          (96)          (104)            (9)        (6,631)       (35,629)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 1          1,260              9          9,119              -
Capital gains distributions                             -          1,017             81          1,138              -
                                          ---------------- -------------- -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                     1          2,277             90         10,257              -
Net unrealized appreciation
    (depreciation) of investments                   1,641          2,852            315          1,985              -
                                          ---------------- -------------- -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 1,546        $ 5,025          $ 396        $ 5,611      $ (35,629)
                                          ================ ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                              ING             ING
                                            ING Liquid     ING Marisco    ING Marisco       Mercury         Mercury
                                             Assets          Growth          Growth       Foucs Value     Foucs Value
                                            (Advisor        (Service        (Advisor       (Service        (Advisor
                                             Class)          Class)          Class)         Class)          Class)
                                          --------------  -------------- --------------- --------------  --------------
Net investment income (loss)
Income:
    Dividends                                      $ 27             $ -             $ -           $ 34             $ 1
                                          --------------  -------------- --------------- --------------  --------------
Total investment income                              27               -               -             34               1
Expenses:
    Mortality and expense risk and
      other charges                                  84          10,330              60            220               6
    Annual administrative charges                     1             746               1              6               -
    Minimum death benefit guarantee
      charges                                         -               -               -              -               -
    Contingent deferred sales charges                12             467               -              4               -
    Other contract charges                           23             751              17             42               1
                                          --------------  -------------- --------------- --------------  --------------
Total expenses                                      120          12,294              78            272               7
                                          --------------  -------------- --------------- --------------  --------------
Net investment income (loss)                        (93)        (12,294)            (78)          (238)             (6)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               -         (10,462)             15             86               4
Capital gains distributions                           -               -               -            206               6
                                          --------------  -------------- --------------- --------------  --------------
Net realized gain (loss) on investments
    and capital gains distributions                   -         (10,462)             15            292              10
Net unrealized appreciation
    (depreciation) of investments                     -         190,448             972          3,584              98
                                          --------------  -------------- --------------- --------------  --------------
Net increase (decrease) in net assets
    resulting from operations                     $ (93)      $ 167,692           $ 909        $ 3,638           $ 102
                                          ==============  ============== =============== ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                              ING MFS(R)     ING MFS(R)
                                            ING Mercury      ING Mercury       Mid-Cap        Mid-Cap       ING MFS(R)
                                            Fundamental      Fundamental        Growth         Growth        Research
                                              Growth           Growth          (Service       (Advisor       (Service
                                          (Service Class)  (Advisor Class)      Class)         Class)         Class)
                                          ---------------- ----------------  -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                         $ -              $ -            $ -            $ -          $ 941
                                          ---------------- ----------------  -------------  -------------  -------------
Total investment income                                 -                -              -              -            941
Expenses:
    Mortality and expense risk and
      other charges                                   126                7          8,502             70          7,178
    Annual administrative charges                       3                -            550              1            389
    Minimum death benefit guarantee
      charges                                           -                -              1              -              -
    Contingent deferred sales charges                   4                -            332              -            332
    Other contract charges                             29                2            814             19            569
                                          ---------------- ----------------  -------------  -------------  -------------
Total expenses                                        162                9         10,199             90          8,468
                                          ---------------- ----------------  -------------  -------------  -------------
Net investment income (loss)                         (162)              (9)       (10,199)           (90)        (7,527)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 3                4        (77,150)            18       (121,817)
Capital gains distributions                             -                -              -              -              -
                                          ---------------- ----------------  -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                     3                4        (77,150)            18       (121,817)
Net unrealized appreciation
    (depreciation) of investments                   2,071              126        248,319          1,249        219,580
                                          ---------------- ----------------  -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                     $ 1,912            $ 121      $ 160,970        $ 1,177       $ 90,236
                                          ================ ================  =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                            ING MFS(R)      ING MFS(R)     ING MFS(R)      ING PIMCO       ING PIMCO
                                            Research       Total Return   Total Return     Core Bond       Core Bond
                                            (Advisor        (Service        (Advisor       (Service        (Advisor
                                             Class)          Class)          Class)         Class)          Class)
                                          --------------  -------------- --------------- --------------  --------------
Net investment income (loss)
Income:
    Dividends                                       $ 2         $ 5,242            $ 64        $ 2,244            $ 59
                                          --------------  -------------- --------------- --------------  --------------
Total investment income                               2           5,242              64          2,244              59
Expenses:
    Mortality and expense risk and
      other charges                                  19          15,637             133          8,739             173
    Annual administrative charges                     -             523               2            170               2
    Minimum death benefit guarantee
      charges                                         -               -               -              -               -
    Contingent deferred sales charges                 -             536               -            313               1
    Other contract charges                            4           1,380              37          1,086              51
                                          --------------  -------------- --------------- --------------  --------------
Total expenses                                       23          18,076             172         10,308             227
                                          --------------  -------------- --------------- --------------  --------------
Net investment income (loss)                        (21)        (12,834)           (108)        (8,064)           (168)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              11          (1,736)              2         11,491              33
Capital gains distributions                           -               -               -          5,908             188
                                          --------------  -------------- --------------- --------------  --------------
Net realized gain (loss) on investments
    and capital gains distributions                  11          (1,736)              2         17,399             221
Net unrealized appreciation
    (depreciation) of investments                   250         150,200           1,398          3,595              95
                                          --------------  -------------- --------------- --------------  --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 240       $ 135,630         $ 1,292       $ 12,930           $ 148
                                          ==============  ============== =============== ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                           ING Salomon     ING Salomon     ING Salomon     ING Salomon          ING
                                             Brothers        Brothers        Brothers        Brothers      T. Rowe Price
                                             All Cap         All Cap        Investors       Investors         Capital
                                             (Service        (Advisor        (Service        (Advisor      Appreciation
                                              Class)          Class)          Class)          Class)      (Service Class)
                                          --------------- --------------- --------------- --------------- ----------------
Net investment income (loss)
Income:
    Dividends                                      $ 191             $ -           $ 205             $ 1          $ 4,171
                                          --------------- --------------- --------------- --------------- ----------------
Total investment income                              191               -             205               1            4,171
Expenses:
    Mortality and expense risk and
      other charges                                5,331              41           1,808              10           17,556
    Annual administrative charges                    165               1              42               -              533
    Minimum death benefit guarantee
      charges                                          -               -               -               -                1
    Contingent deferred sales charges                172               -              59               -              605
    Other contract charges                           744              12             269               2            1,913
                                          --------------- --------------- --------------- --------------- ----------------
Total expenses                                     6,412              54           2,178              12           20,608
                                          --------------- --------------- --------------- --------------- ----------------
Net investment income (loss)                      (6,221)            (54)         (1,973)            (11)         (16,437)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments           (8,074)              7          (4,397)              3            5,046
Capital gains distributions                            -               -               -               -            1,545
                                          --------------- --------------- --------------- --------------- ----------------
Net realized gain (loss) on investments
    and capital gains distributions               (8,074)              7          (4,397)              3            6,591
Net unrealized appreciation
    (depreciation) of investments                113,725             903          34,032             175          247,300
                                          --------------- --------------- --------------- --------------- ----------------
Net increase (decrease) in net assets
    resulting from operations                   $ 99,430           $ 856        $ 27,662           $ 167        $ 237,454
                                          =============== =============== =============== =============== ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                ING              ING               ING             ING            ING
                                           T. Rowe Price    T. Rowe Price     T. Rowe Price      UBS U.S.       UBS U.S.
                                              Capital          Equity            Equity         Balanced       Balanced
                                           Appreciation        Income            Income         (Service       (Advisor
                                          (Advisor Class)  (Service Class)   (Advisor Class)     Class)         Class)
                                          ---------------- ----------------  ---------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                        $ 51          $ 1,609              $ 22            $ 8            $ -
                                          ---------------- ----------------  ---------------- -------------- --------------
Total investment income                                51            1,609                22              8              -
Expenses:
    Mortality and expense risk and
      other charges                                   154            7,667                85            877              3
    Annual administrative charges                       3              268                 2             24              -
    Minimum death benefit guarantee
      charges                                           -                3                 -              -              -
    Contingent deferred sales charges                   -              213                 -             25              -
    Other contract charges                             42              845                24            129              1
                                          ---------------- ----------------  ---------------- -------------- --------------
Total expenses                                        199            8,996               111          1,055              4
                                          ---------------- ----------------  ---------------- -------------- --------------
Net investment income (loss)                         (148)          (7,387)              (89)        (1,047)            (4)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                34           (3,737)               (1)        (1,392)             -
Capital gains distributions                            22              741                12              -              -
                                          ---------------- ----------------  ---------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                    56           (2,996)               11         (1,392)             -
Net unrealized appreciation
    (depreciation) of investments                   2,652          117,245             1,510         10,222             51
                                          ---------------- ----------------  ---------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 2,560        $ 106,862           $ 1,432        $ 7,783           $ 47
                                          ================ ================  ================ ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                   ING              ING              ING
                                                ING              ING           Van Kampen       Van Kampen       Van Kampen
                                             Van Kampen       Van Kampen         Global           Global         Growth and
                                           Equity Growth    Equity Growth       Franchise        Franchise         Income
                                          (Service Class)  (Advisor Class)   (Service Class)  (Advisor Class)  (Service Class)
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net investment income (loss)
Income:
    Dividends                                         $ 4              $ -             $ 298             $ 67          $ 1,613
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Total investment income                                 4                -               298               67            1,613
Expenses:
    Mortality and expense risk and
      other charges                                   250               49               522              109            9,383
    Annual administrative charges                       7                1                12                2              457
    Minimum death benefit guarantee
      charges                                           -                -                 -                -                -
    Contingent deferred sales charges                   4                1                 7                1              355
    Other contract charges                             48               13               101               32              551
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Total expenses                                        309               64               642              144           10,746
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net investment income (loss)                         (305)             (64)             (344)             (77)          (9,133)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               (22)               5               352               20          (16,135)
Capital gains distributions                           308               62                10                2                -
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net realized gain (loss) on investments
    and capital gains distributions                   286               67               362               22          (16,135)
Net unrealized appreciation
    (depreciation) of investments                   3,210              600             9,459            2,310          164,870
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets
    resulting from operations                     $ 3,191            $ 603           $ 9,477          $ 2,255        $ 139,602
                                          ================ ================  ================ ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                ING             ING            ING
                                            Van Kampen      Van Kampen     Van Kampen
                                            Growth and      Real Estate    Real Estate     ING Alger
                                              Income         (Service       (Advisor      Aggressive      ING Alger
                                          (Advisor Class)     Class)         Class)         Growth         Growth
                                          ---------------- -------------- -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                        $ 42          $ 510            $ 6            $ -            $ -
                                          ---------------- -------------- -------------- -------------- --------------
Total investment income                                42            510              6              -              -
Expenses:
    Mortality and expense risk and
      other charges                                   186          3,899             48              2              1
    Annual administrative charges                       4            141              1              -              -
    Minimum death benefit guarantee
      charges                                           -              -              -              -              -
    Contingent deferred sales charges                   5            128              1              -              -
    Other contract charges                             47            458             14              -              -
                                          ---------------- -------------- -------------- -------------- --------------
Total expenses                                        242          4,626             64              2              1
                                          ---------------- -------------- -------------- -------------- --------------
Net investment income (loss)                         (200)        (4,116)           (58)            (2)            (1)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                20            467              6             20              -
Capital gains distributions                             -          1,987             37              -              -
                                          ---------------- -------------- -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                    20          2,454             43             20              -
Net unrealized appreciation
    (depreciation) of investments                   3,492         75,798            914             51             24
                                          ---------------- -------------- -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 3,312       $ 74,136          $ 899           $ 69           $ 23
                                          ================ ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                               ING
                                            American                       ING            ING           ING MFS(R)
                                             Century      ING Baron      JPMorgan       JPMorgan        Capital
                                            Small Cap     Small Cap      Fleming        Mid Cap      Opportunities
                                              Value        Growth     International      Value       (Initial Class)
                                          -------------- ------------ --------------- -------------  ---------------
Net investment income (loss)
Income:
    Dividends                                       $ -          $ -             $ 2          $ 16              $ 3
                                          -------------- ------------ --------------- -------------  ---------------
Total investment income                               -            -               2            16                3
Expenses:
    Mortality and expense risk and
      other charges                                   1            2              21            28               27
    Annual administrative charges                     -            -               1             1                1
    Minimum death benefit guarantee
      charges                                         -            -               -             -                -
    Contingent deferred sales charges                 -            -               -             -                1
    Other contract charges                            -            -               1             -                -
                                          -------------- ------------ --------------- -------------  ---------------
Total expenses                                        1            2              23            29               29
                                          -------------- ------------ --------------- -------------  ---------------
Net investment income (loss)                         (1)          (2)            (21)          (13)             (26)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               -            -             130             8             (106)
Capital gains distributions                           4            -               -            42                -
                                          -------------- ------------ --------------- -------------  ---------------
Net realized gain (loss) on investments
    and capital gains distributions                   4            -             130            50             (106)
Net unrealized appreciation
    (depreciation) of investments                    25           93             567           483              539
                                          -------------- ------------ --------------- -------------  ---------------
Net increase (decrease) in net assets
    resulting from operations                      $ 28         $ 91           $ 676         $ 520            $ 407
                                          ============== ============ =============== =============  ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                             ING MFS(R)
                                              Capital       ING MFS(R)    ING MFS(R)     ING OpCap      ING PIMCO
                                           Opportunities      Global       Research       Balanced         Total
                                          (Service Class)     Growth        Equity          Value         Return
                                          ---------------- ------------- -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                         $ -           $ -            $ -            $ 6           $ 52
                                          ---------------- ------------- -------------- -------------- --------------
Total investment income                                 -             -              -              6             52
Expenses:
    Mortality and expense risk and
      other charges                                     2             7              -              2              9
    Annual administrative charges                       -             -              -              -              -
    Minimum death benefit guarantee
      charges                                           -             -              -              -              -
    Contingent deferred sales charges                   -             -              -              -              -
    Other contract charges                              -             -              -              -              -
                                          ---------------- ------------- -------------- -------------- --------------
Total expenses                                          2             7              -              2              9
                                          ---------------- ------------- -------------- -------------- --------------
Net investment income (loss)                           (2)           (7)             -              4             43
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 -            13              -              -              2
Capital gains distributions                             -             -              -              -             10
                                          ---------------- ------------- -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                     -            13              -              -             12
Net unrealized appreciation
    (depreciation) of investments                      54           161             13             55            (20)
                                          ---------------- ------------- -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                        $ 52         $ 167           $ 13           $ 59           $ 35
                                          ================ ============= ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                               ING            ING           ING
                                             Salomon        Salomon       Salomon           ING          ING UBS
                                            Brothers       Brothers       Brothers      T. Rowe Price   Tactical
                                           Aggressive     Fundamental    Investors        Growth          Asset
                                             Growth          Value         Value          Equity       Allocation
                                          -------------- -------------- -------------  -------------- --------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ 5           $ 1             $ 2            $ -
                                          -------------- -------------- -------------  -------------- --------------
Total investment income                               -              5             1               2              -
Expenses:
    Mortality and expense risk and
      other charges                                  34              2             1               8              -
    Annual administrative charges                     1              -             -               -              -
    Minimum death benefit guarantee
      charges                                         -              -             -               -              -
    Contingent deferred sales charges                 -              -             -               -              -
    Other contract charges                            5              -             -               -              -
                                          -------------- -------------- -------------  -------------- --------------
Total expenses                                       40              2             1               8              -
                                          -------------- -------------- -------------  -------------- --------------
Net investment income (loss)                        (40)             3             -              (6)             -
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              38              1             -              (3)             -
Capital gains distributions                           -              -             -               -              -
                                          -------------- -------------- -------------  -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                  38              1             -              (3)             -
Net unrealized appreciation
    (depreciation) of investments                   709             75            44             322              9
                                          -------------- -------------- -------------  -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 707           $ 79          $ 44           $ 313            $ 9
                                          ============== ============== =============  ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                            ING GET       ING GET        ING GET
                                             ING Van       U.S. Core     U.S. Core      U.S. Core       ING VIT
                                             Kampen        Portfolio     Portfolio      Portfolio      Worldwide
                                            Comstock      - Series 1     - Series 2     - Series 3       Growth
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                     $ 210            $ -           $ -            $ -            $ -
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                             210              -             -              -              -
Expenses:
    Mortality and expense risk and
      other charges                                 271          1,574           222              5            624
    Annual administrative charges                     5             36            17              -             18
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 1             19             1              -             18
    Other contract charges                           61              1             -              -            123
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                      338          1,630           240              5            783
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                       (128)        (1,630)         (240)            (5)          (783)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments             123            372             3              -         (1,417)
Capital gains distributions                         600              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                 723            372             3              -         (1,417)
Net unrealized appreciation
    (depreciation) of investments                 4,267          7,336         1,240              3         11,402
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                   $ 4,862        $ 6,078       $ 1,003           $ (2)       $ 9,202
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                          ING VP         ING VP
                                             ING VP         ING VP         ING VP       Index Plus     Index Plus
                                            Balanced         Bond          Growth        LargeCap        MidCap
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                       $ -        $ 1,301           $ -          $ 157           $ 27
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                               -          1,301             -            157             27
Expenses:
    Mortality and expense risk and
      other charges                                   3          1,207             1            325            137
    Annual administrative charges                     -             27             -              8              3
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 -             78             -             13              2
    Other contract charges                            -            171             -             37              -
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                        3          1,483             1            383            142
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                         (3)          (182)           (1)          (226)          (115)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               2          1,465             5            901           (100)
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                   2          1,465             5            901           (100)
Net unrealized appreciation
    (depreciation) of investments                    74          1,098            36          4,973          2,998
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                      $ 73        $ 2,381          $ 40        $ 5,648        $ 2,783
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                             ING VP         ING VP         ING VP         ING VP
                                           Index Plus    International     Small          Value          ING VP
                                            SmallCap        Equity        Company      Opportunity     Convertible
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                       $ 6            $ -           $ 1           $ 10           $ 64
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                               6              -             1             10             64
Expenses:
    Mortality and expense risk and
      other charges                                 105              -             3             22             31
    Annual administrative charges                     3              -             -              1              -
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 3              -             -              -              -
    Other contract charges                            -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                      111              -             3             23             31
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                       (105)             -            (2)           (13)            33
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              45              -            (5)           (34)            46
Capital gains distributions                           -              -             -              -             59
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                  45              -            (5)           (34)           105
Net unrealized appreciation
    (depreciation) of investments                 2,362             21           164            379            400
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                   $ 2,302           $ 21         $ 157          $ 332          $ 538
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                             ING
                                             ING VP         ING VP          ING VP        VP Large        ING VP
                                           Growth and       Growth       International     Company       LargeCap
                                             Income      Opportunities       Value          Value         Growth
                                          -------------- --------------  -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ -             $ 1           $ 11            $ -
                                          -------------- --------------  -------------- -------------- --------------
Total investment income                               -              -               1             11              -
Expenses:
    Mortality and expense risk and
      other charges                                   5            277               2             17             22
    Annual administrative charges                     -              8               -              -              1
    Minimum death benefit guarantee
      charges                                         -              -               -              -              -
    Contingent deferred sales charges                 -              3               -              1              -
    Other contract charges                            -             52               -              -              -
                                          -------------- --------------  -------------- -------------- --------------
Total expenses                                        5            340               2             18             23
                                          -------------- --------------  -------------- -------------- --------------
Net investment income (loss)                         (5)          (340)             (1)            (7)           (23)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               -           (492)             19             82             23
Capital gains distributions                           -              -               -              -              -
                                          -------------- --------------  -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                   -           (492)             19             82             23
Net unrealized appreciation
    (depreciation) of investments                   188          5,210              68            158            432
                                          -------------- --------------  -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 183        $ 4,378            $ 86          $ 233          $ 432
                                          ============== ==============  ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                            ING VP          ING VP        AIM V.I.       AIM V.I.
                                             ING VP         MidCap         SmallCap        Capital         Core
                                            MagnaCap     Opportunities   Opportunities  Appreciation      Equity
                                          -------------- --------------  -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                     $ 147            $ -             $ -            $ -            $ 1
                                          -------------- --------------  -------------- -------------- --------------
Total investment income                             147              -               -              -              1
Expenses:
    Mortality and expense risk and
      other charges                                 295              1             916              -              1
    Annual administrative charges                     8              -              25              -              -
    Minimum death benefit guarantee
      charges                                         -              -               -              -              -
    Contingent deferred sales charges                 5              -              17              -              -
    Other contract charges                           43              -             197              -              -
                                          -------------- --------------  -------------- -------------- --------------
Total expenses                                      351              1           1,155              -              1
                                          -------------- --------------  -------------- -------------- --------------
Net investment income (loss)                       (204)            (1)         (1,155)             -              -
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (278)             -          (1,179)            (6)             -
Capital gains distributions                           -              -               -              -              -
                                          -------------- --------------  -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                (278)             -          (1,179)            (6)             -
Net unrealized appreciation
    (depreciation) of investments                 5,308             46          19,418             14             30
                                          -------------- --------------  -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                   $ 4,826           $ 45        $ 17,084            $ 8           $ 30
                                          ============== ==============  ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)


                                            AIM V.I.                                     Alliance-      Alliance-
                                              Dent                        AIM V.I.       Bernstein      Bernstein
                                           Demographic     AIM V.I.       Premier       Growth and       Premier
                                             Trends         Growth         Equity         Income          Growth
                                          -------------- -------------- -------------  -------------- ---------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ -           $ -            $ 50             $ -
                                          -------------- -------------- -------------  -------------- ---------------
Total investment income                               -              -             -              50               -
Expenses:
    Mortality and expense risk and
      other charges                                 510             22             1             102              44
    Annual administrative charges                    16              -             -               2               1
    Minimum death benefit guarantee
      charges                                         -              -             -               -               -
    Contingent deferred sales charges                12              1             -               4               2
    Other contract charges                           92              -             -               -               -
                                          -------------- -------------- -------------  -------------- ---------------
Total expenses                                      630             23             1             108              47
                                          -------------- -------------- -------------  -------------- ---------------
Net investment income (loss)                       (630)           (23)           (1)            (58)            (47)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (826)           (59)           (6)           (169)             61
Capital gains distributions                           -              -             -               -               -
                                          -------------- -------------- -------------  -------------- ---------------
Net realized gain (loss) on investments
    and capital gains distributions                (826)           (59)           (6)           (169)             61
Net unrealized appreciation
    (depreciation) of investments                 9,992            456            29           2,108             540
                                          -------------- -------------- -------------  -------------- ---------------
Net increase (decrease) in net assets
    resulting from operations                   $ 8,536          $ 374          $ 22         $ 1,881           $ 554
                                          ============== ============== =============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                            Alliance-      Fidelity(R)    Fidelity(R)    Fidelity(R)    Fidelity(R)
                                            Bernstein         VIP            VIP             VIP            VIP
                                              Value       Contrafund(R)  Equity-Income      Growth        Overseas
                                          -------------- -------------- --------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                      $ 32           $ 17           $ 401           $ 33            $ -
                                          -------------- -------------- --------------- -------------- --------------
Total investment income                              32             17             401             33              -
Expenses:
    Mortality and expense risk and
      other charges                                  69            142           1,030          1,422              1
    Annual administrative charges                     1              3              28             38              -
    Minimum death benefit guarantee
      charges                                         -              -               -              -              -
    Contingent deferred sales charges                 2             11              25             33              -
    Other contract charges                            -              -             170            230              -
                                          -------------- -------------- --------------- -------------- --------------
Total expenses                                       72            156           1,253          1,723              1
                                          -------------- -------------- --------------- -------------- --------------
Net investment income (loss)                        (40)          (139)           (852)        (1,690)            (1)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments             (77)            17           1,150          3,517             70
Capital gains distributions                           -              -               -              -              -
                                          -------------- -------------- --------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                 (77)            17           1,150          3,517             70
Net unrealized appreciation
    (depreciation) of investments                 1,249          2,949          19,809         21,592             20
                                          -------------- -------------- --------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                   $ 1,132        $ 2,827        $ 20,107       $ 23,419           $ 89
                                          ============== ============== =============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                            Franklin                                                     Galaxy
                                            Small Cap     Galaxy VIP     Galaxy VIP     Galaxy VIP     VIP Small
                                              Value          Asset       Growth and    High Quality     Company
                                           Securities     Allocation       Income          Bond          Growth
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ 4           $ -            $ 2            $ -
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                               -              4             -              2              -
Expenses:
    Mortality and expense risk and
      other charges                                   1              2             -              1              -
    Annual administrative charges                     -              -             -              -              -
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 -              1             -              -              -
    Other contract charges                            -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                        1              3             -              1              -
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                         (1)             1             -              1              -
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               -           (237)          (53)             5            (37)
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                   -           (237)          (53)             5            (37)
Net unrealized appreciation
    (depreciation) of investments                    42            244            49             (6)            33
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                      $ 41            $ 8          $ (4)           $ -           $ (4)
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                            INVESCO       INVESCO
                                                             VIF -         VIF -         INVESCO        INVESCO
                                            Greenwich      Financial       Health         VIF -          VIF -
                                          Appreciation     Services       Sciences       Leisure       Utilities
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                       $ 4          $ 276           $ -            $ -          $ 281
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                               4            276             -              -            281
Expenses:
    Mortality and expense risk and
      other charges                                   8            622           900            286            250
    Annual administrative charges                     1             16            23              8              6
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 -             26            20              4              4
    Other contract charges                            -            106           153             60             43
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                        9            770         1,096            358            303
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                         (5)          (494)       (1,096)          (358)           (22)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments             (15)         1,322           285            (11)          (293)
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                 (15)         1,322           285            (11)          (293)
Net unrealized appreciation
    (depreciation) of investments                   141          8,589        12,824          4,839          2,884
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                     $ 121        $ 9,417      $ 12,013        $ 4,470        $ 2,569
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                          Janus Aspen                  Janus Aspen
                                           Janus Aspen      Series      Janus Aspen       Series        Colonial
                                             Series        Flexible        Series       Worldwide      Small Cap
                                            Balanced        Income         Growth         Growth         Value
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                      $ 57           $ 46           $ -           $ 45          $ 104
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                              57             46             -             45            104
Expenses:
    Mortality and expense risk and
      other charges                                  20              8             4             71            119
    Annual administrative charges                     -              -             -              2              5
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 -              -             -              1              1
    Other contract charges                            -              -             -              -             22
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                       20              8             4             74            147
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                         37             38            (4)           (29)           (43)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              (1)            22            (8)           461             85
Capital gains distributions                           -              -             -              -            497
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                  (1)            22            (8)           461            582
Net unrealized appreciation
    (depreciation) of investments                   346             (5)          165            941          2,851
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                     $ 382           $ 55         $ 153        $ 1,373        $ 3,390
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                         Liberty
                                             Liberty                      Liberty         Small        Oppenheimer
                                              Asset         Liberty       Federal        Company         Global
                                           Allocation       Equity       Securities       Growth       Securities
                                          -------------- -------------- -------------  -------------  --------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ 2           $ -            $ -             $ 3
                                          -------------- -------------- -------------  -------------  --------------
Total investment income                               -              2             -              -               3
Expenses:
    Mortality and expense risk and
      other charges                                   6              9             1              1               9
    Annual administrative charges                     1              1             -              -               -
    Minimum death benefit guarantee
      charges                                         -              -             -              -               -
    Contingent deferred sales charges                 -              -             -              -               -
    Other contract charges                            -              -             -              -               -
                                          -------------- -------------- -------------  -------------  --------------
Total expenses                                        7             10             1              1               9
                                          -------------- -------------- -------------  -------------  --------------
Net investment income (loss)                         (7)            (8)           (1)            (1)             (6)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               5            (56)            1              4              (4)
Capital gains distributions                           -              -             -              -               -
                                          -------------- -------------- -------------  -------------  --------------
Net realized gain (loss) on investments
    and capital gains distributions                   5            (56)            1              4              (4)
Net unrealized appreciation
    (depreciation) of investments                   105            193             2             26             523
                                          -------------- -------------- -------------  -------------  --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 103          $ 129           $ 2           $ 29           $ 513
                                          ============== ============== =============  =============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                            PIMCO
                                           Oppenheimer       PIMCO        StocksPLUS      Pioneer
                                            Strategic         High        Growth and      Equity-        Pioneer
                                              Bond           Yield          Income         Income         Fund
                                          --------------  -------------  -------------  ------------- --------------
Net investment income (loss)
Income:
    Dividends                                       $ 2       $ 33,724        $ 3,873           $ 12          $ 360
                                          --------------  -------------  -------------  ------------- --------------
Total investment income                               2         33,724          3,873             12            360
Expenses:
    Mortality and expense risk and
      other charges                                   2          7,725          3,019              5            612
    Annual administrative charges                     -            211            127              -             12
    Minimum death benefit guarantee
      charges                                         -              -              -              -              -
    Contingent deferred sales charges                 -            291            202              -             17
    Other contract charges                            -            772            232              -            117
                                          --------------  -------------  -------------  ------------- --------------
Total expenses                                        2          8,999          3,580              5            758
                                          --------------  -------------  -------------  ------------- --------------
Net investment income (loss)                          -         24,725            293              7           (398)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              21         (3,672)       (32,864)            (2)          (651)
Capital gains distributions                           -              -              -              -              -
                                          --------------  -------------  -------------  ------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                  21         (3,672)       (32,864)            (2)          (651)
Net unrealized appreciation
    (depreciation) of investments                    14         61,195         78,606            128          9,623
                                          --------------  -------------  -------------  ------------- --------------
Net increase (decrease) in net assets
    resulting from operations                      $ 35       $ 82,248       $ 46,035          $ 133        $ 8,574
                                          ==============  =============  =============  ============= ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                             Pioneer        Pioneer                                    ProFund VP
                                             Mid-Cap         Small        ProFund        ProFund      Rising Rates
                                              Value         Company       VP Bull      VP Europe 30   Opportunity
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                     $ 209            $ -           $ -           $ 31            $ -
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                             209              -             -             31              -
Expenses:
    Mortality and expense risk and
      other charges                               1,648             65           829            260             91
    Annual administrative charges                    40              1            28              7              4
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                40              1            32              8              1
    Other contract charges                          266              -            93             23              3
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                    1,994             67           982            298             99
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                     (1,785)           (67)         (982)          (267)           (99)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (273)           (73)        7,956          3,373           (117)
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                (273)           (73)        7,956          3,373           (117)
Net unrealized appreciation
    (depreciation) of investments                34,933          1,100         4,488          2,207           (608)
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                  $ 32,875          $ 960      $ 11,462        $ 5,313         $ (824)
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                         SP Jennison     Putnam VT      Putnam VT
                                           ProFund VP                   International    Discovery     Growth and
                                            Small Cap      Jennison        Growth          Growth        Income
                                          -------------- -------------- --------------  ------------- --------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ -            $ -            $ -           $ 34
                                          -------------- -------------- --------------  ------------- --------------
Total investment income                               -              -              -              -             34
Expenses:
    Mortality and expense risk and
      other charges                                 997            806            518             37             34
    Annual administrative charges                    35             20             14              1              1
    Minimum death benefit guarantee
      charges                                         -              -              -              -              -
    Contingent deferred sales charges                38             14              9              1              1
    Other contract charges                          129            129             83              -              -
                                          -------------- -------------- --------------  ------------- --------------
Total expenses                                    1,199            969            624             39             36
                                          -------------- -------------- --------------  ------------- --------------
Net investment income (loss)                     (1,199)          (969)          (624)           (39)            (2)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments          13,339            690          3,034            (50)           (94)
Capital gains distributions                           -              -              -              -              -
                                          -------------- -------------- --------------  ------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions              13,339            690          3,034            (50)           (94)
Net unrealized appreciation
    (depreciation) of investments                 6,166         11,818          9,129            703            648
                                          -------------- -------------- --------------  ------------- --------------
Net increase (decrease) in net assets
    resulting from operations                  $ 18,306       $ 11,539       $ 11,539          $ 614          $ 552
                                          ============== ============== ==============  ============= ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                             Smith
                                            Putnam VT                       Barney          Smith          Smith
                                          International      Smith       International     Barney         Barney
                                           Growth and        Barney         All Cap         Large          Money
                                             Income       High Income       Growth        Cap Value       Market
                                          --------------  -------------  -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                      $ 51           $ 21             $ 2            $ 6            $ 1
                                          --------------  -------------  -------------- -------------- --------------
Total investment income                              51             21               2              6              1
Expenses:
    Mortality and expense risk and
      other charges                                  50              4               3              5              2
    Annual administrative charges                     1              1               -              1              -
    Minimum death benefit guarantee
      charges                                         -              -               -              -              -
    Contingent deferred sales charges                 1              -               -              -             10
    Other contract charges                            -              -               -              -              -
                                          --------------  -------------  -------------- -------------- --------------
Total expenses                                       52              5               3              6             12
                                          --------------  -------------  -------------- -------------- --------------
Net investment income (loss)                         (1)            16              (1)             -            (11)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (129)           (81)            (25)           (41)             -
Capital gains distributions                           -              -               -              -              -
                                          --------------  -------------  -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                (129)           (81)            (25)           (41)             -
Net unrealized appreciation
    (depreciation) of investments                 1,208            134              71            125              -
                                          --------------  -------------  -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                   $ 1,078           $ 69            $ 45           $ 84          $ (11)
                                          ==============  =============  ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                       Wells Fargo
                                                          Wells Fargo   Wells Fargo      VT Large     Wells Fargo
                                          UBS Tactical     VT Asset      VT Equity       Company      VT SmallCap
                                           Allocation     Allocation       Income         Growth         Growth
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                      $ 15            $ -           $ -            $ -            $ -
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                              15              -             -              -              -
Expenses:
    Mortality and expense risk and
      other charges                                  36              -             -              -              -
    Annual administrative charges                     1              -             -              -              -
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 -              -             -              -              -
    Other contract charges                            -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                       37              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                        (22)             -             -              -              -
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments             (51)             -             -              -              -
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                 (51)             -             -              -              -
Net unrealized appreciation
    (depreciation) of investments                   694              -             -              1              -
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                     $ 621            $ -           $ -            $ 1            $ -
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                 ING GET        ING GET        ING GET        ING GET
                                                                  Fund-          Fund-          Fund-          Fund-
                                                                Series N       Series P       Series Q       Series R
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                      $ 30,868      $ 153,045        $ 1,904            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (225)        (1,613)           335            320
    Net realized gain (loss) on investments
      and capital gains distributions                                     1            (70)            (3)            48
    Net unrealized appreciation (depreciation) of investments          (538)         1,644            217          1,356
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                  (762)           (39)           549          1,724
Changes from contract transactions:
    Purchase payments                                                    (8)          (437)         2,717          2,413
    Contract distributions and terminations                            (792)        (3,496)        (2,304)        (2,081)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                         (645)        (5,227)       166,163        168,470
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           (1,445)        (9,160)       166,576        168,802
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            (2,207)        (9,199)       167,125        170,526
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                      28,661        143,846        169,029        170,526
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        127           (995)        (3,371)        (3,412)
    Net realized gain (loss) on investments                              87            949          1,500          1,886
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   336            857          6,401          7,326
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   550            811          4,530          5,800
Changes from contract transactions:
    Purchase payments                                                   (25)          (112)          (123)           (88)
    Contract distributions and terminations                          (1,353)        (6,238)        (6,340)        (5,347)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       (4,476)       (28,206)       (36,001)       (36,136)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           (5,854)       (34,556)       (42,464)       (41,571)
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            (5,304)       (33,745)       (37,934)       (35,771)
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                    $ 23,357      $ 110,101      $ 131,095      $ 134,755
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)



                                                                 ING GET        ING GET        ING GET        ING GET
                                                                  Fund-          Fund-          Fund-          Fund-
                                                                Series S       Series T       Series U       Series V
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -            $ -            $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (132)          (298)             -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                   (15)             8              -              -
    Net unrealized appreciation (depreciation) of investments         1,013          2,300              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   866          2,010              -              -
Changes from contract transactions:
    Purchase payments                                                 3,067          6,518            466              -
    Contract distributions and terminations                          (1,591)          (152)             -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      216,928        229,572            582              -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          218,404        235,938          1,048              -
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           219,270        237,948          1,048              -
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                     219,270        237,948          1,048              -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (4,169)        (4,260)        (3,757)        (4,565)
    Net realized gain (loss) on investments                           2,646          3,572          5,263         (1,614)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 8,506          7,977         11,523         (4,705)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                 6,983          7,289         13,029        (10,884)
Changes from contract transactions:
    Purchase payments                                                  (100)          (258)         5,900         12,238
    Contract distributions and terminations                          (6,106)        (6,877)        (4,265)        (4,915)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      (58,227)       (75,220)       153,214        329,545
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          (64,433)       (82,355)       154,849        336,868
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           (57,450)       (75,066)       167,878        325,984
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                   $ 161,820      $ 162,882      $ 168,926      $ 325,984
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                 ING AIM         ING AIM      ING Alliance    ING Alliance
                                                                 Mid-Cap         Mid-Cap         Mid-Cap        Mid-Cap
                                                                  Growth         Growth          Growth          Growth
                                                                 (Service       (Advisor        (Service        (Advisor
                                                                  Class)         Class)          Class)          Class)
                                                              --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                      $ 259,382            $ -       $ 395,434             $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (3,672)             -          (5,491)              -
    Net realized gain (loss) on investments
      and capital gains distributions                               (113,239)             -        (211,562)              -
    Net unrealized appreciation (depreciation) of investments         38,088             (1)         97,211              (6)
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                (78,823)            (1)       (119,842)             (6)
Changes from contract transactions:
    Purchase payments                                                 15,000             61          22,649             150
    Contract distributions and terminations                           (9,725)             -         (16,524)              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       (45,983)            18         (34,948)              4
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   1              -               -               -
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                           (40,707)            79         (28,823)            154
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                           (119,530)            78        (148,665)            148
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                      139,852             78         246,769             148
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (3,246)           (26)         (6,283)            (35)
    Net realized gain (loss) on investments                           12,008             11          29,527              57
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 50,126            425         140,666             720
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                 58,888            410         163,910             742
Changes from contract transactions:
    Purchase payments                                                 28,579          2,392          41,672           3,213
    Contract distributions and terminations                           (8,002)           (12)        (18,672)            (13)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                         2,416            326          29,145             534
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                            22,993          2,706          52,145           3,734
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                             81,881          3,116         216,055           4,476
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                    $ 221,733        $ 3,194       $ 462,824         $ 4,624
                                                              =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                 ING                        ING Capital
                                                                  ING         American          ING          Guardian
                                                                American        Funds        American        Large Cap
                                                                 Funds         Growth-         Funds           Value
                                                                 Growth        Income      International  (Service Class)
                                                              -------------  ------------  -------------- ----------------
Net assets at January 1, 2002                                          $ -           $ -             $ -        $ 275,489
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         -             -               -           (4,985)
    Net realized gain (loss) on investments
      and capital gains distributions                                    -             -               -          (12,529)
    Net unrealized appreciation (depreciation) of investments            -             -               -          (66,466)
                                                              -------------  ------------  -------------- ----------------
Net increase (decrease) in net assets from operations                    -             -               -          (83,980)
Changes from contract transactions:
    Purchase payments                                                    -             -               -           90,790
    Contract distributions and terminations                              -             -               -          (11,843)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           -             -               -           25,232
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                 -             -               -                -
                                                              -------------  ------------  -------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                               -             -               -          104,179
                                                              -------------  ------------  -------------- ----------------
Total increase (decrease)                                                -             -               -           20,199
                                                              -------------  ------------  -------------- ----------------
Net assets at December 31, 2002                                          -             -               -          295,688
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (376)         (277)           (110)          (7,818)
    Net realized gain (loss) on investments                              -             -               3           (4,588)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                6,250         5,537           2,718          131,558
                                                              -------------  ------------  -------------- ----------------
Net increase (decrease) in net assets from operations                5,874         5,260           2,611          119,152
Changes from contract transactions:
    Purchase payments                                               65,269        49,855          24,658          117,569
    Contract distributions and terminations                           (658)         (467)            (90)         (17,769)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      61,835        45,311          18,161           46,648
                                                              -------------  ------------  -------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                         126,446        94,699          42,729          146,448
                                                              -------------  ------------  -------------- ----------------
Total increase (decrease)                                          132,320        99,959          45,340          265,600
                                                              -------------  ------------  -------------- ----------------
Net assets at December 31, 2003                                  $ 132,320      $ 99,959        $ 45,340        $ 561,288
                                                              =============  ============  ============== ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                ING Capital       ING Capital      ING Capital
                                                                 Guardian          Guardian         Guardian        ING Capital
                                                                 Large Cap          Managed          Managed         Guardian
                                                                   Value            Global           Global          Small Cap
                                                              (Advisor Class)   (Service Class)  (Advisor Class)  (Service Class)
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at January 1, 2002                                             $ -         $ 250,388              $ -        $ 480,513
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           (1)           (3,977)               -           (7,335)
    Net realized gain (loss) on investments
      and capital gains distributions                                       -            (2,654)               -          (87,705)
    Net unrealized appreciation (depreciation) of investments             (14)          (50,119)              (2)         (39,390)
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets from operations                     (15)          (56,750)              (2)        (134,430)
Changes from contract transactions:
    Purchase payments                                                     307            48,234               31           64,429
    Contract distributions and terminations                                 -           (12,917)               -          (23,540)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             41            (5,872)              21          (45,826)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                    -                 1                -                -
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                                348            29,446               52           (4,937)
                                                              ----------------  ---------------- ---------------- ----------------
Total increase (decrease)                                                 333           (27,304)              50         (139,367)
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at December 31, 2002                                           333           223,084               50          341,146
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (72)           (4,985)             (15)          (7,074)
    Net realized gain (loss) on investments                               (30)           (2,433)              17          (13,248)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   1,177            89,795              267          154,436
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets from operations                   1,075            82,377              269          134,114
Changes from contract transactions:
    Purchase payments                                                   5,282            53,400            1,684           66,650
    Contract distributions and terminations                              (465)          (12,470)             (40)         (18,324)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            580             5,996              121           13,700
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                              5,397            46,926            1,765           62,026
                                                              ----------------  ---------------- ---------------- ----------------
Total increase (decrease)                                               6,472           129,303            2,034          196,140
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at December 31, 2003                                       $ 6,805         $ 352,387          $ 2,084        $ 537,286
                                                              ================  ================ ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                               ING Capital         ING             ING         ING Eagle
                                                                 Guardian      Developing      Developing     Asset Value
                                                                Small Cap         World           World          Equity
                                                                 (Advisor       (Service        (Advisor        (Service
                                                                  Class)         Class)          Class)          Class)
                                                              --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                            $ -       $ 71,466             $ -       $ 199,039
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           -         (1,356)              -          (2,233)
    Net realized gain (loss) on investments
      and capital gains distributions                                      -          1,932               -         (11,165)
    Net unrealized appreciation (depreciation) of investments              1         (8,556)             (2)        (27,107)
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                      1         (7,980)             (2)        (40,505)
Changes from contract transactions:
    Purchase payments                                                     85         11,601              81          24,266
    Contract distributions and terminations                                -         (4,659)              -          (9,725)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           235        (10,428)              -             164
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -              -               -               -
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                               320         (3,486)             81          14,705
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                                321        (11,466)             79         (25,800)
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                          321         60,000              79         173,239
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (32)        (1,145)            (13)         (2,902)
    Net realized gain (loss) on investments                                2           (728)              4          (9,173)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    573         29,880             347          50,235
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                    543         28,007             338          38,160
Changes from contract transactions:
    Purchase payments                                                  2,853         14,583           1,305          20,666
    Contract distributions and terminations                               (7)        (3,396)              -          (9,738)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           438         10,064             234         (10,178)
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                             3,284         21,251           1,539             750
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                              3,827         49,258           1,877          38,910
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                      $ 4,148      $ 109,258         $ 1,956       $ 212,149
                                                              =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                ING Eagle       ING FMR        ING FMR      ING Goldman
                                                               Asset Value    Diversified    Diversified   Sachs Internet
                                                                 Equity         Mid-Cap        Mid-Cap       Tollkeeper
                                                                (Advisor       (Service       (Advisor        (Service
                                                                 Class)         Class)         Class)          Class)
                                                              -------------- -------------- -------------- ---------------
Net assets at January 1, 2002                                           $ -       $ 57,814            $ -         $ 5,389
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          1         (1,405)             -            (169)
    Net realized gain (loss) on investments
      and capital gains distributions                                     -         (1,645)             -          (3,259)
    Net unrealized appreciation (depreciation) of investments            (3)       (16,949)            (4)             32
                                                              -------------- -------------- -------------- ---------------
Net increase (decrease) in net assets from operations                    (2)       (19,999)            (4)         (3,396)
Changes from contract transactions:
    Purchase payments                                                    62         38,230            136           7,425
    Contract distributions and terminations                               -         (3,572)             -            (281)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           47         18,686             88           3,665
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -               -
                                                              -------------- -------------- -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                              109         53,344            224          10,809
                                                              -------------- -------------- -------------- ---------------
Total increase (decrease)                                               107         33,345            220           7,413
                                                              -------------- -------------- -------------- ---------------
Net assets at December 31, 2002                                         107         91,159            220          12,802
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (11)        (2,492)           (40)           (625)
    Net realized gain (loss) on investments                               -           (876)             4           1,039
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   159         37,624            619           8,672
                                                              -------------- -------------- -------------- ---------------
Net increase (decrease) in net assets from operations                   148         34,256            583           9,086
Changes from contract transactions:
    Purchase payments                                                   728         38,594          2,739          20,789
    Contract distributions and terminations                              (6)        (4,100)           (32)         (1,153)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           45          4,296            244          12,098
                                                              -------------- -------------- -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                              767         38,790          2,951          31,734
                                                              -------------- -------------- -------------- ---------------
Total increase (decrease)                                               915         73,046          3,534          40,820
                                                              -------------- -------------- -------------- ---------------
Net assets at December 31, 2003                                     $ 1,022      $ 164,205        $ 3,754        $ 53,622
                                                              ============== ============== ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)


                                                                ING Goldman       ING Hard       ING Hard          ING
                                                              Sachs Internet       Assets         Assets      International
                                                                Tollkeeper        (Service       (Advisor       (Service
                                                              (Advisor Class)      Class)         Class)         Class)
                                                              ----------------  -------------  -------------  --------------
Net assets at January 1, 2002                                             $ -       $ 33,209            $ -       $ 144,061
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            -           (642)             -          (1,510)
    Net realized gain (loss) on investments
      and capital gains distributions                                       -         (2,333)             -         (18,218)
    Net unrealized appreciation (depreciation) of investments              (4)        (1,937)             1          (1,709)
                                                              ----------------  -------------  -------------  --------------
Net increase (decrease) in net assets from operations                      (4)        (4,912)             1         (21,437)
Changes from contract transactions:
    Purchase payments                                                      42         10,388             63          15,966
    Contract distributions and terminations                                 -         (2,996)             -          (6,869)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             15         32,064             33         (11,244)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                    -              -              -               -
                                                              ----------------  -------------  -------------  --------------
Net increase (decrease) in net assets derived from
    principal transactions                                                 57         39,456             96          (2,147)
                                                              ----------------  -------------  -------------  --------------
Total increase (decrease)                                                  53         34,544             97         (23,584)
                                                              ----------------  -------------  -------------  --------------
Net assets at December 31, 2002                                            53         67,753             97         120,477
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (19)        (1,197)           (15)         (2,107)
    Net realized gain (loss) on investments                                43          2,794             22          16,547
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                     257         37,546            641          19,653
                                                              ----------------  -------------  -------------  --------------
Net increase (decrease) in net assets from operations                     281         39,143            648          34,093
Changes from contract transactions:
    Purchase payments                                                   2,167         17,646          1,982          19,354
    Contract distributions and terminations                               (63)        (5,336)            (3)         (5,614)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            157         20,810            313          (6,228)
                                                              ----------------  -------------  -------------  --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              2,261         33,120          2,292           7,512
                                                              ----------------  -------------  -------------  --------------
Total increase (decrease)                                               2,542         72,263          2,940          41,605
                                                              ----------------  -------------  -------------  --------------
Net assets at December 31, 2003                                       $ 2,595      $ 140,016        $ 3,037       $ 162,082
                                                              ================  =============  =============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                ING Janus      ING Janus     ING Janus
                                                                   ING           Growth         Growth        Special
                                                              International    and Income     and Income       Equity
                                                                 (Advisor       (Service       (Advisor       (Service
                                                                  Class)         Class)         Class)         Class)
                                                              --------------- -------------- -------------- -------------
Net assets at January 1, 2002                                            $ -       $ 92,720            $ -      $ 24,325
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           1         (1,869)             -          (504)
    Net realized gain (loss) on investments
      and capital gains distributions                                      -         (4,040)             -        (1,565)
    Net unrealized appreciation (depreciation) of investments              -        (22,039)           (15)       (6,229)
                                                              --------------- -------------- -------------- -------------
Net increase (decrease) in net assets from operations                      1        (27,948)           (15)       (8,298)
Changes from contract transactions:
    Purchase payments                                                    218         55,155            541         6,311
    Contract distributions and terminations                                -         (4,880)             -          (834)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            35         15,298             61           290
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -              -              -             -
                                                              --------------- -------------- -------------- -------------
Net increase (decrease) in net assets derived from
    principal transactions                                               253         65,573            602         5,767
                                                              --------------- -------------- -------------- -------------
Total increase (decrease)                                                254         37,625            587        (2,531)
                                                              --------------- -------------- -------------- -------------
Net assets at December 31, 2002                                          254        130,345            587        21,794
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (40)        (3,592)           (89)         (680)
    Net realized gain (loss) on investments                                5         (1,267)            18          (642)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    813         38,839            929        14,396
                                                              --------------- -------------- -------------- -------------
Net increase (decrease) in net assets from operations                    778         33,980            858        13,074
Changes from contract transactions:
    Purchase payments                                                  3,679         57,855          4,981        11,922
    Contract distributions and terminations                               (8)        (6,459)           (50)       (1,281)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           277          9,001            819         8,402
                                                              --------------- -------------- -------------- -------------
Net increase (decrease) in net assets derived from
    principal transactions                                             3,948         60,397          5,750        19,043
                                                              --------------- -------------- -------------- -------------
Total increase (decrease)                                              4,726         94,377          6,608        32,117
                                                              --------------- -------------- -------------- -------------
Net assets at December 31, 2003                                      $ 4,980      $ 224,722        $ 7,195      $ 53,911
                                                              =============== ============== ============== =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                ING Janus          ING               ING
                                                                 Special        Jennison          Jennison       ING JPMorgan
                                                                 Equity          Equity            Equity        Fleming Small
                                                                (Advisor      Opportunities     Opportunities     Cap Equity
                                                                 Class)      (Service Class)   (Advisor Class)  (Service Class)
                                                              -------------- ----------------  ---------------- ----------------
Net assets at January 1, 2002                                           $ -        $ 440,209               $ -              $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -           (5,971)                -              (56)
    Net realized gain (loss) on investments
      and capital gains distributions                                     -         (150,767)                -              (90)
    Net unrealized appreciation (depreciation) of investments            (1)          21,921                 -             (411)
                                                              -------------- ----------------  ---------------- ----------------
Net increase (decrease) in net assets from operations                    (1)        (134,817)                -             (557)
Changes from contract transactions:
    Purchase payments                                                    36           34,448                32            5,453
    Contract distributions and terminations                               -          (17,174)                -             (116)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           21          (41,715)                2            4,710
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -                3                 -                -
                                                              -------------- ----------------  ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                               57          (24,438)               34           10,047
                                                              -------------- ----------------  ---------------- ----------------
Total increase (decrease)                                                56         (159,255)               34            9,490
                                                              -------------- ----------------  ---------------- ----------------
Net assets at December 31, 2002                                          56          280,954                34            9,490
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (6)          (5,027)              (14)            (614)
    Net realized gain (loss) on investments                               4          (51,233)               10              (64)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   122          130,334               258           10,493
                                                              -------------- ----------------  ---------------- ----------------
Net increase (decrease) in net assets from operations                   120           74,074               254            9,815
Changes from contract transactions:
    Purchase payments                                                   451           13,680             1,124           30,395
    Contract distributions and terminations                              (6)         (16,077)              (11)            (550)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          180          (19,251)              238           16,334
                                                              -------------- ----------------  ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                              625          (21,648)            1,351           46,179
                                                              -------------- ----------------  ---------------- ----------------
Total increase (decrease)                                               745           52,426             1,605           55,994
                                                              -------------- ----------------  ---------------- ----------------
Net assets at December 31, 2003                                       $ 801        $ 333,380           $ 1,639         $ 65,484
                                                              ============== ================  ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                    ING            ING
                                                               ING JPMorgan     Julius Baer    Julius Baer        ING
                                                               Fleming Small      Foreign        Foreign        Limited
                                                                Cap Equity        (Service       (Advisor       Maturity
                                                              (Advisor Class)      Class)         Class)          Bond
                                                              ----------------  -------------  -------------  -------------
Net assets at January 1, 2002                                             $ -            $ -            $ -      $ 364,062
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           (1)           (24)             -          8,171
    Net realized gain (loss) on investments
      and capital gains distributions                                       -           (285)             -          6,401
    Net unrealized appreciation (depreciation) of investments              (9)            29             (1)         9,830
                                                              ----------------  -------------  -------------  -------------
Net increase (decrease) in net assets from operations                     (10)          (280)            (1)        24,402
Changes from contract transactions:
    Purchase payments                                                     462          2,749            166         96,571
    Contract distributions and terminations                                 -            (61)             -        (30,028)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             59          2,582              -        103,934
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                    -              -              -              -
                                                              ----------------  -------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                                521          5,270            166        170,477
                                                              ----------------  -------------  -------------  -------------
Total increase (decrease)                                                 511          4,990            165        194,879
                                                              ----------------  -------------  -------------  -------------
Net assets at December 31, 2002                                           511          4,990            165        558,941
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (96)          (104)            (9)        (6,631)
    Net realized gain (loss) on investments                                 1          2,277             90         10,257
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   1,641          2,852            315          1,985
                                                              ----------------  -------------  -------------  -------------
Net increase (decrease) in net assets from operations                   1,546          5,025            396          5,611
Changes from contract transactions:
    Purchase payments                                                   7,957         12,400          1,870        112,379
    Contract distributions and terminations                               (43)          (325)            (4)       (37,669)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          1,117         12,554            123       (104,308)
                                                              ----------------  -------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                              9,031         24,629          1,989        (29,598)
                                                              ----------------  -------------  -------------  -------------
Total increase (decrease)                                              10,577         29,654          2,385        (23,987)
                                                              ----------------  -------------  -------------  -------------
Net assets at December 31, 2003                                      $ 11,088       $ 34,644        $ 2,550      $ 534,954
                                                              ================  =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)


                                                                ING Liquid      ING Liquid     ING Marisco    ING Marisco
                                                                  Assets         Assets          Growth          Growth
                                                                 (Service       (Advisor        (Service        (Advisor
                                                                  Class)         Class)          Class)          Class)
                                                              --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                    $ 1,071,485            $ -     $ 1,002,892             $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (35,023)            (2)        (13,950)              -
    Net realized gain (loss) on investments
      and capital gains distributions                                      -              -        (524,085)              -
    Net unrealized appreciation (depreciation) of investments              -              -         244,425              (5)
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                (35,023)            (2)       (293,610)             (5)
Changes from contract transactions:
    Purchase payments                                                454,243          3,191          56,919              68
    Contract distributions and terminations                         (594,093)             -         (35,962)              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       126,567         (1,389)       (170,198)             29
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -              -               -               -
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                           (13,283)         1,802        (149,241)             97
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                            (48,306)         1,800        (442,851)             92
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                    1,023,179          1,800         560,041              92
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (35,629)           (93)        (12,294)            (78)
    Net realized gain (loss) on investments                                -              -         (10,462)             15
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                      -              -         190,448             972
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                (35,629)           (93)        167,692             909
Changes from contract transactions:
    Purchase payments                                                415,072          9,725          80,708           6,065
    Contract distributions and terminations                         (582,769)          (491)        (32,653)            (46)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       (74,179)        (6,104)          2,912           1,304
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                          (241,876)         3,130          50,967           7,323
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                           (277,505)         3,037         218,659           8,232
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                    $ 745,674        $ 4,837       $ 778,700         $ 8,324
                                                              =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                   ING            ING
                                                                 Mercury        Mercury       ING Mercury       ING Mercury
                                                               Foucs Value    Foucs Value     Fundamental       Fundamental
                                                                (Service       (Advisor         Growth            Growth
                                                                 Class)         Class)      (Service Class)   (Advisor Class)
                                                              -------------- -------------- ----------------  ----------------
Net assets at January 1, 2002                                           $ -            $ -              $ -               $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (39)             -              (12)                -
    Net realized gain (loss) on investments
      and capital gains distributions                                  (201)             -              (17)                -
    Net unrealized appreciation (depreciation) of investments           (90)            (2)            (114)               (5)
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets from operations                  (330)            (2)            (143)               (5)
Changes from contract transactions:
    Purchase payments                                                 3,044             23            1,709                99
    Contract distributions and terminations                             (96)             -              (21)                -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        3,313             27            1,197                14
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -                -                 -
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                            6,261             50            2,885               113
                                                              -------------- -------------- ----------------  ----------------
Total increase (decrease)                                             5,931             48            2,742               108
                                                              -------------- -------------- ----------------  ----------------
Net assets at December 31, 2002                                       5,931             48            2,742               108
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (238)            (6)            (162)               (9)
    Net realized gain (loss) on investments                             292             10                3                 4
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 3,584             98            2,071               126
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets from operations                 3,638            102            1,912               121
Changes from contract transactions:
    Purchase payments                                                10,747            573            6,401               516
    Contract distributions and terminations                            (273)             -             (198)               (4)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        6,141             82            2,773               115
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                           16,615            655            8,976               627
                                                              -------------- -------------- ----------------  ----------------
Total increase (decrease)                                            20,253            757           10,888               748
                                                              -------------- -------------- ----------------  ----------------
Net assets at December 31, 2003                                    $ 26,184          $ 805         $ 13,630             $ 856
                                                              ============== ============== ================  ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                ING MFS(R)    ING MFS(R)
                                                                 Mid-Cap        Mid-Cap      ING MFS(R)     ING MFS(R)
                                                                 Growth         Growth        Research       Research
                                                                (Service       (Advisor       (Service       (Advisor
                                                                 Class)         Class)         Class)         Class)
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                     $ 928,290            $ -      $ 637,711            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                    (11,581)             -         (7,743)             -
    Net realized gain (loss) on investments
      and capital gains distributions                              (502,998)             -       (159,946)             -
    Net unrealized appreciation (depreciation) of investments        41,552             (9)         3,501             (3)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations              (473,027)            (9)      (164,188)            (3)
Changes from contract transactions:
    Purchase payments                                                86,280            231         51,406            254
    Contract distributions and terminations                         (30,288)             -        (28,260)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      (75,674)           327        (75,634)            75
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          (19,682)           558        (52,488)           329
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                          (492,709)           549       (216,676)           326
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                     435,581            549        421,035            326
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                    (10,199)           (90)        (7,527)           (21)
    Net realized gain (loss) on investments                         (77,150)            18       (121,817)            11
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                               248,319          1,249        219,580            250
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations               160,970          1,177         90,236            240
Changes from contract transactions:
    Purchase payments                                                70,479          6,803         42,251          1,306
    Contract distributions and terminations                         (26,211)           (14)       (24,773)           (14)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       (6,462)         1,110        (33,838)            93
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           37,806          7,899        (16,360)         1,385
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           198,776          9,076         73,876          1,625
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                   $ 634,357        $ 9,625      $ 494,911        $ 1,951
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)


                                                                ING MFS(R)     ING MFS(R)     ING PIMCO      ING PIMCO
                                                               Total Return   Total Return    Core Bond      Core Bond
                                                                (Service       (Advisor       (Service       (Advisor
                                                                 Class)         Class)         Class)         Class)
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                     $ 793,394            $ -      $ 114,996            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      4,052             17          4,398             15
    Net realized gain (loss) on investments
      and capital gains distributions                                   704              1          2,237              1
    Net unrealized appreciation (depreciation) of investments       (67,592)           (29)        10,717             (3)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations               (62,836)           (11)        17,352             13
Changes from contract transactions:
    Purchase payments                                               155,432            976        135,019            872
    Contract distributions and terminations                         (47,311)             -        (11,442)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       14,587            (10)       169,200            107
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          122,708            966        292,777            979
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            59,872            955        310,129            992
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                     853,266            955        425,125            992
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                    (12,834)          (108)        (8,064)          (168)
    Net realized gain (loss) on investments                          (1,736)             2         17,399            221
    Net unrealized appreciation (depreciation) of investments
      and capital gain distributions                                150,200          1,398          3,595             95
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations               135,630          1,292         12,930            148
Changes from contract transactions:
    Purchase payments                                               180,209         11,852        161,509         14,672
    Contract distributions and terminations                         (53,967)           (33)       (28,070)          (192)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       27,270          2,191        (57,467)           925
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          153,512         14,010         75,972         15,405
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           289,142         15,302         88,902         15,553
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                  $1,142,408       $ 16,257      $ 514,027       $ 16,545
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                               ING Salomon     ING Salomon     ING Salomon    ING Salomon
                                                                 Brothers       Brothers        Brothers        Brothers
                                                                 All Cap         All Cap        Investors      Investors
                                                                 (Service       (Advisor        (Service        (Advisor
                                                                  Class)         Class)          Class)          Class)
                                                              --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                      $ 299,314            $ -        $ 91,400             $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (5,038)             -          (1,156)              1
    Net realized gain (loss) on investments
      and capital gains distributions                                (14,267)             -          (2,693)              -
    Net unrealized appreciation (depreciation) of investments        (74,887)            (1)        (23,933)              -
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                (94,192)            (1)        (27,782)              1
Changes from contract transactions:
    Purchase payments                                                 83,489            136          33,925             267
    Contract distributions and terminations                          (12,299)             -          (3,916)              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       (28,572)            41          (1,491)             29
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -              -               -               -
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                            42,618            177          28,518             296
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                            (51,574)           176             736             297
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                      247,740            176          92,136             297
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (6,221)           (54)         (1,973)            (11)
    Net realized gain (loss) on investments                           (8,074)             7          (4,397)              3
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                113,725            903          34,032             175
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                 99,430            856          27,662             167
Changes from contract transactions:
    Purchase payments                                                 63,595          4,569          23,253             430
    Contract distributions and terminations                          (13,162)            (9)         (4,531)            (22)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        23,879            532          (2,373)            142
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                            74,312          5,092          16,349             550
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                            173,742          5,948          44,011             717
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                    $ 421,482        $ 6,124       $ 136,147         $ 1,014
                                                              =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                    ING               ING              ING              ING
                                                               T. Rowe Price     T. Rowe Price    T. Rowe Price    T. Rowe Price
                                                                  Capital           Capital          Equity           Equity
                                                               Appreciation      Appreciation        Income           Income
                                                              (Service Class)   (Advisor Class)  (Service Class)  (Advisor Class)
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at January 1, 2002                                       $ 644,971               $ -        $ 416,763              $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (1,345)                9           (1,888)               6
    Net realized gain (loss) on investments
      and capital gains distributions                                  13,721                 9          (13,856)               3
    Net unrealized appreciation (depreciation) of investments         (34,916)              (20)         (56,537)             (20)
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets from operations                 (22,540)               (2)         (72,281)             (11)
Changes from contract transactions:
    Purchase payments                                                 223,105               900           85,631              591
    Contract distributions and terminations                           (43,624)                -          (20,848)               -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        133,166                (4)             403               60
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                    1                 -                2                -
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                            312,648               896           65,188              651
                                                              ----------------  ---------------- ---------------- ----------------
Total increase (decrease)                                             290,108               894           (7,093)             640
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at December 31, 2002                                       935,079               894          409,670              640
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (16,437)             (148)          (7,387)             (89)
    Net realized gain (loss) on investments                             6,591                56           (2,996)              11
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 247,300             2,652          117,245            1,510
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets from operations                 237,454             2,560          106,862            1,432
Changes from contract transactions:
    Purchase payments                                                 241,070            14,945          127,708            7,340
    Contract distributions and terminations                           (58,806)             (208)         (24,248)             (12)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                         10,882             2,015           23,866            1,419
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                            193,146            16,752          127,326            8,747
                                                              ----------------  ---------------- ---------------- ----------------
Total increase (decrease)                                             430,600            19,312          234,188           10,179
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at December 31, 2003                                   $ 1,365,679          $ 20,206        $ 643,858         $ 10,819
                                                              ================  ================ ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                   ING            ING
                                                                 UBS U.S.       UBS U.S.          ING               ING
                                                                Balanced       Balanced        Van Kampen        Van Kampen
                                                                (Service       (Advisor      Equity Growth     Equity Growth
                                                                 Class)         Class)      (Service Class)   (Advisor Class)
                                                              -------------- -------------- ----------------  ----------------
Net assets at January 1, 2002                                      $ 49,242            $ -              $ -               $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (511)             -              (19)               (1)
    Net realized gain (loss) on investments
      and capital gains distributions                                (2,018)             -              (88)                -
    Net unrealized appreciation (depreciation) of investments        (8,019)             -             (170)              (22)
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets from operations               (10,548)             -             (277)              (23)
Changes from contract transactions:
    Purchase payments                                                11,948              -            2,518               468
    Contract distributions and terminations                          (2,730)             -              (48)                -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                         (671)             -            2,169                13
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -                -                 -
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                            8,547              -            4,639               481
                                                              -------------- -------------- ----------------  ----------------
Total increase (decrease)                                            (2,001)             -            4,362               458
                                                              -------------- -------------- ----------------  ----------------
Net assets at December 31, 2002                                      47,241              -            4,362               458
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (1,047)            (4)            (305)              (64)
    Net realized gain (loss) on investments                          (1,392)             -              286                67
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                10,222             51            3,210               600
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets from operations                 7,783             47            3,191               603
Changes from contract transactions:
    Purchase payments                                                10,455            819           16,184             4,187
    Contract distributions and terminations                          (2,191)             -             (338)              (38)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        5,376             97            6,449               699
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                           13,640            916           22,295             4,848
                                                              -------------- -------------- ----------------  ----------------
Total increase (decrease)                                            21,423            963           25,486             5,451
                                                              -------------- -------------- ----------------  ----------------
Net assets at December 31, 2003                                    $ 68,664          $ 963         $ 29,848           $ 5,909
                                                              ============== ============== ================  ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                    ING               ING              ING              ING
                                                                Van Kampen        Van Kampen       Van Kampen       Van Kampen
                                                                  Global            Global         Growth and       Growth and
                                                                 Franchise         Franchise         Income           Income
                                                              (Service Class)   (Advisor Class)  (Service Class)  (Advisor Class)
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at January 1, 2002                                             $ -               $ -        $ 732,049              $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (84)               (1)          (6,430)               5
    Net realized gain (loss) on investments
      and capital gains distributions                                    (154)                -           (9,833)               1
    Net unrealized appreciation (depreciation) of investments            (208)                6         (100,836)             (12)
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets from operations                    (446)                5         (117,099)              (6)
Changes from contract transactions:
    Purchase payments                                                   7,816               690           44,218              960
    Contract distributions and terminations                              (161)                -          (36,216)               -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          7,461                13          (68,345)              36
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                    -                 -                1                -
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                             15,116               703          (60,342)             996
                                                              ----------------  ---------------- ---------------- ----------------
Total increase (decrease)                                              14,670               708         (177,441)             990
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at December 31, 2002                                        14,670               708          554,608              990
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (344)              (77)          (9,133)            (200)
    Net realized gain (loss) on investments                               362                22          (16,135)              20
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   9,459             2,310          164,870            3,492
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets from operations                   9,477             2,255          139,602            3,312
Changes from contract transactions:
    Purchase payments                                                  24,852             9,904           63,751           16,830
    Contract distributions and terminations                              (672)             (105)         (34,738)            (318)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          9,692             1,744          (17,970)           3,244
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                             33,872            11,543           11,043           19,756
                                                              ----------------  ---------------- ---------------- ----------------
Total increase (decrease)                                              43,349            13,798          150,645           23,068
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at December 31, 2003                                      $ 58,019          $ 14,506        $ 705,253         $ 24,058
                                                              ================  ================ ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                   ING             ING
                                                                Van Kampen     Van Kampen
                                                               Real Estate     Real Estate     ING Alger
                                                                 (Service       (Advisor       Aggressive     ING Alger
                                                                  Class)         Class)          Growth         Growth
                                                              --------------- --------------  -------------  -------------
Net assets at January 1, 2002                                      $ 126,169            $ -            $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       3,164              7              -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                  5,522              2              -              -
    Net unrealized appreciation (depreciation) of investments        (16,719)            (2)             -             (4)
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets from operations                 (8,033)             7              -             (4)
Changes from contract transactions:
    Purchase payments                                                 44,924            243              -             43
    Contract distributions and terminations                           (8,734)             -              -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        33,281             26              -              -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -              -              -              -
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                            69,471            269              -             43
                                                              --------------- --------------  -------------  -------------
Total increase (decrease)                                             61,438            276              -             39
                                                              --------------- --------------  -------------  -------------
Net assets at December 31, 2002                                      187,607            276              -             39
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (4,116)           (58)            (2)            (1)
    Net realized gain (loss) on investments                            2,454             43             20              -
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 75,798            914             51             24
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets from operations                 74,136            899             69             23
Changes from contract transactions:
    Purchase payments                                                 60,739          4,313            509             80
    Contract distributions and terminations                          (12,633)           (10)             -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        21,015            768            (21)             -
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                            69,121          5,071            488             80
                                                              --------------- --------------  -------------  -------------
Total increase (decrease)                                            143,257          5,970            557            103
                                                              --------------- --------------  -------------  -------------
Net assets at December 31, 2003                                    $ 330,864        $ 6,246          $ 557          $ 142
                                                              =============== ==============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                   ING
                                                                American                         ING            ING
                                                                 Century       ING Baron      JPMorgan       JPMorgan
                                                                Small Cap      Small Cap       Fleming        Mid Cap
                                                                  Value         Growth      International      Value
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -            $ -            $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -              -              -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                     -              -              -             (4)
    Net unrealized appreciation (depreciation) of investments             -              -              -              7
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                     -              -              -              3
Changes from contract transactions:
    Purchase payments                                                     2              -              7            140
    Contract distributions and terminations                               -              -              -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -              -              -            158
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                                2              -              7            298
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                                 2              -              7            301
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                           2              -              7            301
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (1)            (2)           (21)           (13)
    Net realized gain (loss) on investments                               4              -            130             50
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    25             93            567            483
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                    28             91            676            520
Changes from contract transactions:
    Purchase payments                                                   132            717          4,202          2,381
    Contract distributions and terminations                               -              -            (23)           (35)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -            220          3,157          2,984
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              132            937          7,336          5,330
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                               160          1,028          8,012          5,850
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                       $ 162        $ 1,028        $ 8,019        $ 6,151
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)


                                                                 ING MFS(R)       ING MFS(R)
                                                                  Capital          Capital        ING MFS(R)     ING MFS(R)
                                                               Opportunities    Opportunities       Global        Research
                                                              (Initial Class)  (Service Class)      Growth         Equity
                                                              ---------------- ----------------  -------------  -------------
Net assets at January 1, 2002                                           $ 698              $ -            $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (17)               -              -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                     (59)               -              -              -
    Net unrealized appreciation (depreciation) of investments            (329)             (13)             -              -
                                                              ---------------- ----------------  -------------  -------------
Net increase (decrease) in net assets from operations                    (405)             (13)             -              -
Changes from contract transactions:
    Purchase payments                                                     717               85             66              -
    Contract distributions and terminations                               (25)               -              -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            295                -              9              -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                    -                -              -              -
                                                              ---------------- ----------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                                987               85             75              -
                                                              ---------------- ----------------  -------------  -------------
Total increase (decrease)                                                 582               72             75              -
                                                              ---------------- ----------------  -------------  -------------
Net assets at December 31, 2002                                         1,280               72             75              -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (26)              (2)            (7)             -
    Net realized gain (loss) on investments                              (106)               -             13              -
    Net unrealized appreciation (depreciation) of investments
      and capital gain distributions                                      539               54            161             13
                                                              ---------------- ----------------  -------------  -------------
Net increase (decrease) in net assets from operations                     407               52            167             13
Changes from contract transactions:
    Purchase payments                                                     855              267            706             84
    Contract distributions and terminations                               (76)               -            (17)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            543                -            655              -
                                                              ---------------- ----------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                              1,322              267          1,344             84
                                                              ---------------- ----------------  -------------  -------------
Total increase (decrease)                                               1,729              319          1,511             97
                                                              ---------------- ----------------  -------------  -------------
Net assets at December 31, 2003                                       $ 3,009            $ 391        $ 1,586           $ 97
                                                              ================ ================  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                                 ING             ING
                                                                                              ING Salomon      Salomon
                                                                ING OpCap      ING PIMCO       Brothers       Brothers
                                                                Balanced         Total        Aggressive     Fundamental
                                                                  Value         Return          Growth          Value
                                                              -------------- -------------- --------------- --------------
Net assets at January 1, 2002                                           $ -            $ -             $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -             13               -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                     -              1               -              -
    Net unrealized appreciation (depreciation) of investments            (5)            (5)              -              -
                                                              -------------- -------------- --------------- --------------
Net increase (decrease) in net assets from operations                    (5)             9               -              -
Changes from contract transactions:
    Purchase payments                                                   131            585               -              9
    Contract distributions and terminations                               -              -               -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -             (1)              -              -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -               -              -
                                                              -------------- -------------- --------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              131            584               -              9
                                                              -------------- -------------- --------------- --------------
Total increase (decrease)                                               126            593               -              9
                                                              -------------- -------------- --------------- --------------
Net assets at December 31, 2002                                         126            593               -              9
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          4             43             (40)             3
    Net realized gain (loss) on investments                               -             12              38              1
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    55            (20)            709             75
                                                              -------------- -------------- --------------- --------------
Net increase (decrease) in net assets from operations                    59             35             707             79
Changes from contract transactions:
    Purchase payments                                                   164          1,454           7,413            462
    Contract distributions and terminations                               -            (51)            (33)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           59           (113)          5,793             50
                                                              -------------- -------------- --------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              223          1,290          13,173            512
                                                              -------------- -------------- --------------- --------------
Total increase (decrease)                                               282          1,325          13,880            591
                                                              -------------- -------------- --------------- --------------
Net assets at December 31, 2003                                       $ 408        $ 1,918        $ 13,880          $ 600
                                                              ============== ============== =============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                   ING
                                                                 Salomon          ING           ING UBS
                                                                Brothers      T. Rowe Price    Tactical       ING Van
                                                                Investors        Growth          Asset         Kampen
                                                                  Value          Equity       Allocation      Comstock
                                                              -------------- --------------- -------------- -------------
Net assets at January 1, 2002                                           $ -             $ -            $ -           $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -               -              -             2
    Net realized gain (loss) on investments
      and capital gains distributions                                     -               -              -             -
    Net unrealized appreciation (depreciation) of investments             -             (19)             -             7
                                                              -------------- --------------- -------------- -------------
Net increase (decrease) in net assets from operations                     -             (19)             -             9
Changes from contract transactions:
    Purchase payments                                                     4             163              -         1,591
    Contract distributions and terminations                               -               -              -           (13)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -               -              2           150
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -               -              -             -
                                                              -------------- --------------- -------------- -------------
Net increase (decrease) in net assets derived from
    principal transactions                                                4             163              2         1,728
                                                              -------------- --------------- -------------- -------------
Total increase (decrease)                                                 4             144              2         1,737
                                                              -------------- --------------- -------------- -------------
Net assets at December 31, 2002                                           4             144              2         1,737
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -              (6)             -          (128)
    Net realized gain (loss) on investments                               -              (3)             -           723
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    44             322              9         4,267
                                                              -------------- --------------- -------------- -------------
Net increase (decrease) in net assets from operations                    44             313              9         4,862
Changes from contract transactions:
    Purchase payments                                                   273           1,701             59        28,099
    Contract distributions and terminations                               -             (16)            (1)         (707)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           41             153             20         3,592
                                                              -------------- --------------- -------------- -------------
Net increase (decrease) in net assets derived from
    principal transactions                                              314           1,838             78        30,984
                                                              -------------- --------------- -------------- -------------
Total increase (decrease)                                               358           2,151             87        35,846
                                                              -------------- --------------- -------------- -------------
Net assets at December 31, 2003                                       $ 362         $ 2,295           $ 89      $ 37,583
                                                              ============== =============== ============== =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)


                                                                 ING GET        ING GET        ING GET
                                                                U.S. Core      U.S. Core      U.S. Core       ING VIT
                                                                Portfolio      Portfolio      Portfolio      Worldwide
                                                               - Series 1     - Series 2     - Series 3       Growth
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -            $ -            $ -       $ 20,014
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -              -              -           (536)
    Net realized gain (loss) on investments
      and capital gains distributions                                     -              -              -         (2,830)
    Net unrealized appreciation (depreciation) of investments             -              -              -         (4,792)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                     -              -              -         (8,158)
Changes from contract transactions:
    Purchase payments                                                     -              -              -         15,820
    Contract distributions and terminations                               -              -              -           (673)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -              -              -            355
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                                -              -              -         15,502
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                                 -              -              -          7,344
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                           -              -              -         27,358
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (1,630)          (240)            (5)          (783)
    Net realized gain (loss) on investments                             372              3              -         (1,417)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 7,336          1,240              3         11,402
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                 6,078          1,003             (2)         9,202
Changes from contract transactions:
    Purchase payments                                                 5,774          3,179          7,124         13,165
    Contract distributions and terminations                          (1,572)          (344)            (5)        (1,291)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      210,525        163,493          1,849          1,885
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          214,727        166,328          8,968         13,759
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           220,805        167,331          8,966         22,961
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                   $ 220,805      $ 167,331        $ 8,966       $ 50,319
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)



                                                                                                              ING VP
                                                                 ING VP         ING VP         ING VP       Index Plus
                                                                Balanced         Bond          Growth        LargeCap
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -            $ -            $ -          $ 812
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -          1,106              -            (31)
    Net realized gain (loss) on investments
      and capital gains distributions                                     -            134              -           (505)
    Net unrealized appreciation (depreciation) of investments             -           (195)            (5)          (104)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                     -          1,045             (5)          (640)
Changes from contract transactions:
    Purchase payments                                                     -         11,426             51          3,070
    Contract distributions and terminations                               -           (720)             -            (85)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -         37,839              -          1,432
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                                -         48,545             51          4,417
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                                 -         49,590             46          3,777
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                           -         49,590             46          4,589
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (3)          (182)            (1)          (226)
    Net realized gain (loss) on investments                               2          1,465              5            901
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    74          1,098             36          4,973
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                    73          2,381             40          5,648
Changes from contract transactions:
    Purchase payments                                                 1,087         36,354            225         34,119
    Contract distributions and terminations                               -         (4,072)           (19)          (679)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           71        (12,770)             -         16,016
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            1,158         19,512            206         49,456
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             1,231         21,893            246         55,104
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                     $ 1,231       $ 71,483          $ 292       $ 59,693
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)



                                                                 ING VP         ING VP         ING VP         ING VP
                                                               Index Plus     Index Plus    International      Small
                                                                 MidCap        SmallCap        Equity         Company
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 820          $ 680            $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (48)           (32)             -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                  (505)          (394)             -             (5)
    Net unrealized appreciation (depreciation) of investments          (180)           (90)             -            (53)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                  (733)          (516)             -            (58)
Changes from contract transactions:
    Purchase payments                                                 4,161          3,269              -            237
    Contract distributions and terminations                             (74)           (43)             -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        1,735            615              -            (23)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            5,822          3,841              -            214
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             5,089          3,325              -            156
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                       5,909          4,005              -            156
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (115)          (105)             -             (2)
    Net realized gain (loss) on investments                            (100)            45              -             (5)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 2,998          2,362             21            164
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                 2,783          2,302             21            157
Changes from contract transactions:
    Purchase payments                                                 7,716          5,242            158            599
    Contract distributions and terminations                            (181)          (136)             -            (24)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        3,666          4,928             18            (12)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           11,201         10,034            176            563
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            13,984         12,336            197            720
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                    $ 19,893       $ 16,341          $ 197          $ 876
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                 ING VP                        ING VP         ING VP
                                                                  Value         ING VP       Growth and       Growth
                                                               Opportunity    Convertible      Income      Opportunities
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 298          $ 194            $ -        $ 5,219
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (12)            12              -           (170)
    Net realized gain (loss) on investments
      and capital gains distributions                                   (45)           (15)             -           (662)
    Net unrealized appreciation (depreciation) of investments          (250)           (53)             -         (2,425)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                  (307)           (56)             -         (3,257)
Changes from contract transactions:
    Purchase payments                                                   981            673              -          6,716
    Contract distributions and terminations                             (24)           (11)             -           (246)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          138            234              -          1,486
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            1,095            896              -          7,956
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                               788            840              -          4,699
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                       1,086          1,034              -          9,918
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (13)            33             (5)          (340)
    Net realized gain (loss) on investments                             (34)           105              -           (492)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   379            400            188          5,210
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   332            538            183          4,378
Changes from contract transactions:
    Purchase payments                                                   640          1,226          1,540          8,829
    Contract distributions and terminations                             (32)           (67)             -           (416)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          244          1,194              -          3,338
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              852          2,353          1,540         11,751
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             1,184          2,891          1,723         16,129
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                     $ 2,270        $ 3,925        $ 1,723       $ 26,047
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                  ING
                                                                 ING VP        VP Large        ING VP
                                                              International     Company       LargeCap        ING VP
                                                                  Value          Value         Growth        MagnaCap
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -          $ 156          $ 533        $ 5,402
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -             (1)            (9)           (96)
    Net realized gain (loss) on investments
      and capital gains distributions                                     -            (40)          (292)          (437)
    Net unrealized appreciation (depreciation) of investments           (10)          (163)           (52)        (2,222)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   (10)          (204)          (353)        (2,755)
Changes from contract transactions:
    Purchase payments                                                    52            575            719          7,453
    Contract distributions and terminations                               -            (15)           (40)          (335)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -            446            147          2,573
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                               52          1,006            826          9,691
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                                42            802            473          6,936
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                          42            958          1,006         12,338
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (1)            (7)           (23)          (204)
    Net realized gain (loss) on investments                              19             82             23           (278)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    68            158            432          5,308
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                    86            233            432          4,826
Changes from contract transactions:
    Purchase payments                                                   366            563            577          6,703
    Contract distributions and terminations                              (1)          (109)           (29)          (672)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           41         (1,645)           (45)         4,356
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              406         (1,191)           503         10,387
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                               492           (958)           935         15,213
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                       $ 534            $ -        $ 1,941       $ 27,551
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                  ING VP         ING VP         AIM V.I.       AIM V.I.
                                                                  MidCap        SmallCap        Capital          Core
                                                              Opportunities   Opportunities   Appreciation      Equity
                                                              --------------- --------------  -------------  -------------
Net assets at January 1, 2002                                            $ -       $ 14,437            $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           -           (493)             -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                      -         (1,185)             -              -
    Net unrealized appreciation (depreciation) of investments             (4)       (12,282)            (7)            (3)
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets from operations                     (4)       (13,960)            (7)            (3)
Changes from contract transactions:
    Purchase payments                                                     16         24,037             24             41
    Contract distributions and terminations                                -           (584)             -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             -          6,188             10              3
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -              -              -              -
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                                16         29,641             34             44
                                                              --------------- --------------  -------------  -------------
Total increase (decrease)                                                 12         15,681             27             41
                                                              --------------- --------------  -------------  -------------
Net assets at December 31, 2002                                           12         30,118             27             41
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (1)        (1,155)             -              -
    Net realized gain (loss) on investments                                -         (1,179)            (6)             -
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                     46         19,418             14             30
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets from operations                     45         17,084              8             30
Changes from contract transactions:
    Purchase payments                                                    220         31,301             48            100
    Contract distributions and terminations                                -         (1,526)             -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             3         13,476             (6)             4
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                               223         43,251             42            104
                                                              --------------- --------------  -------------  -------------
Total increase (decrease)                                                268         60,335             50            134
                                                              --------------- --------------  -------------  -------------
Net assets at December 31, 2003                                        $ 280       $ 90,453           $ 77          $ 175
                                                              =============== ==============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                AIM V.I.                                     Alliance-
                                                                  Dent                        AIM V.I.       Bernstein
                                                               Demographic     AIM V.I.        Premier      Growth and
                                                                 Trends         Growth         Equity         Income
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                       $ 3,550          $ 443            $ -        $ 1,653
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (159)           (11)             -             86
    Net realized gain (loss) on investments
      and capital gains distributions                                (1,222)          (108)             -            (72)
    Net unrealized appreciation (depreciation) of investments        (2,117)          (102)            (7)        (1,016)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                (3,498)          (221)            (7)        (1,002)
Changes from contract transactions:
    Purchase payments                                                 9,229            663             69          3,457
    Contract distributions and terminations                            (233)           (18)             -           (100)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        2,287            (19)            18            722
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           11,283            626             87          4,079
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             7,785            405             80          3,077
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                      11,335            848             80          4,730
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (630)           (23)            (1)           (58)
    Net realized gain (loss) on investments                            (826)           (59)            (6)          (169)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 9,992            456             29          2,108
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                 8,536            374             22          1,881
Changes from contract transactions:
    Purchase payments                                                24,832            961             89          2,715
    Contract distributions and terminations                            (908)           (34)             -           (314)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       14,512            580            (17)         2,485
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           38,436          1,507             72          4,886
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            46,972          1,881             94          6,767
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                    $ 58,307        $ 2,729          $ 174       $ 11,497
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                Alliance-
                                                                Bernstein      Alliance-     Fidelity(R)     Fidelity(R)
                                                                 Premier       Bernstein         VIP             VIP
                                                                 Growth          Value      Contrafund(R)   Equity-Income
                                                              -------------- -------------- -------------- ----------------
Net assets at January 1, 2002                                       $ 1,091          $ 595        $ 1,183          $ 1,949
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (26)           (24)           (35)             (53)
    Net realized gain (loss) on investments
      and capital gains distributions                                  (413)           (19)           (35)          (1,606)
    Net unrealized appreciation (depreciation) of investments          (166)          (241)          (331)              62
                                                              -------------- -------------- -------------- ----------------
Net increase (decrease) in net assets from operations                  (605)          (284)          (401)          (1,597)
Changes from contract transactions:
    Purchase payments                                                   942          1,019          3,038           12,283
    Contract distributions and terminations                             (74)           (44)           (57)            (287)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          740          1,423            675           11,503
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -                -
                                                              -------------- -------------- -------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                            1,608          2,398          3,656           23,499
                                                              -------------- -------------- -------------- ----------------
Total increase (decrease)                                             1,003          2,114          3,255           21,902
                                                              -------------- -------------- -------------- ----------------
Net assets at December 31, 2002                                       2,094          2,709          4,438           23,851
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (47)           (40)          (139)            (852)
    Net realized gain (loss) on investments                              61            (77)            17            1,150
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   540          1,249          2,949           19,809
                                                              -------------- -------------- -------------- ----------------
Net increase (decrease) in net assets from operations                   554          1,132          2,827           20,107
Changes from contract transactions:
    Purchase payments                                                   676          1,637          9,959           65,306
    Contract distributions and terminations                            (120)          (248)          (321)          (2,043)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          336          1,330          4,410           38,035
                                                              -------------- -------------- -------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                              892          2,719         14,048          101,298
                                                              -------------- -------------- -------------- ----------------
Total increase (decrease)                                             1,446          3,851         16,875          121,405
                                                              -------------- -------------- -------------- ----------------
Net assets at December 31, 2003                                     $ 3,540        $ 6,560       $ 21,313        $ 145,256
                                                              ============== ============== ============== ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                              Franklin
                                                               Fidelity(R)    Fidelity(R)    Small Cap     Galaxy VIP
                                                                   VIP            VIP           Value          Asset
                                                                 Growth        Overseas      Securities     Allocation
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 693            $ -            $ -        $ 1,260
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (130)             -              -              4
    Net realized gain (loss) on investments
      and capital gains distributions                                  (725)             -              -           (192)
    Net unrealized appreciation (depreciation) of investments        (1,237)             -             (3)           (40)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                (2,092)             -             (3)          (228)
Changes from contract transactions:
    Purchase payments                                                13,555              9             20              1
    Contract distributions and terminations                            (197)             -              -            (25)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       11,253              -              -           (377)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           24,611              9             20           (401)
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            22,519              9             17           (629)
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                      23,212              9             17            631
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (1,690)            (1)            (1)             1
    Net realized gain (loss) on investments                           3,517             70              -           (237)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                21,592             20             42            244
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                23,419             89             41              8
Changes from contract transactions:
    Purchase payments                                                95,702            124            180              -
    Contract distributions and terminations                          (2,427)             -              -            (22)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       45,736            638             (2)          (617)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          139,011            762            178           (639)
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           162,430            851            219           (631)
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                   $ 185,642          $ 860          $ 236            $ -
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                               Galaxy
                                                               Galaxy VIP     Galaxy VIP      VIP Small
                                                               Growth and    High Quality      Company       Greenwich
                                                                 Income          Bond          Growth      Appreciation
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 201          $ 152           $ 84          $ 723
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (2)             4             (1)             -
    Net realized gain (loss) on investments
      and capital gains distributions                                    (5)             2             (7)           (11)
    Net unrealized appreciation (depreciation) of investments           (42)             3            (23)          (130)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   (49)             9            (31)          (141)
Changes from contract transactions:
    Purchase payments                                                     4              -             12             15
    Contract distributions and terminations                             (14)            (4)            (5)            (5)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          (20)           (27)            (3)            (3)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              (30)           (31)             4              7
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                               (79)           (22)           (27)          (134)
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                         122            130             57            589
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -              1              -             (5)
    Net realized gain (loss) on investments                             (53)             5            (37)           (15)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    49             (6)            33            141
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                    (4)             -             (4)           121
Changes from contract transactions:
    Purchase payments                                                     -              -              -              6
    Contract distributions and terminations                              (2)            (1)             -            (24)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                         (116)          (129)           (53)           (29)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                             (118)          (130)           (53)           (47)
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                              (122)          (130)           (57)            74
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                         $ -            $ -            $ -          $ 663
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                 INVESCO        INVESCO
                                                                  VIF -          VIF -         INVESCO        INVESCO
                                                                Financial       Health          VIF -          VIF -
                                                                Services       Sciences        Leisure       Utilities
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                       $ 2,404       $ 10,790            $ -          $ 964
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (96)          (434)           (40)           (28)
    Net realized gain (loss) on investments
      and capital gains distributions                                (1,999)        (4,162)          (157)          (205)
    Net unrealized appreciation (depreciation) of investments          (590)        (1,617)            16           (198)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                (2,685)        (6,213)          (181)          (431)
Changes from contract transactions:
    Purchase payments                                                11,708         14,819          4,483          2,753
    Contract distributions and terminations                            (419)        (1,044)           (74)          (128)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       11,933         12,206          1,869          4,625
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           23,222         25,981          6,278          7,250
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            20,537         19,768          6,097          6,819
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                      22,941         30,558          6,097          7,783
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (494)        (1,096)          (358)           (22)
    Net realized gain (loss) on investments                           1,322            285            (11)          (293)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 8,589         12,824          4,839          2,884
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                 9,417         12,013          4,470          2,569
Changes from contract transactions:
    Purchase payments                                                21,142         36,226         16,623         10,772
    Contract distributions and terminations                          (1,462)        (1,743)          (448)          (470)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        7,566          9,610          7,668          6,314
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           27,246         44,093         23,843         16,616
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            36,663         56,106         28,313         19,185
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                    $ 59,604       $ 86,664       $ 34,410       $ 26,968
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                              Janus Aspen                   Janus Aspen
                                                               Janus Aspen      Series       Janus Aspen      Series
                                                                 Series        Flexible        Series        Worldwide
                                                                Balanced        Income         Growth         Growth
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -            $ -            $ -        $ 1,298
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          6              5             (1)           (40)
    Net realized gain (loss) on investments
      and capital gains distributions                                    (3)             -              -           (682)
    Net unrealized appreciation (depreciation) of investments           (29)            10            (32)          (169)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   (26)            15            (33)          (891)
Changes from contract transactions:
    Purchase payments                                                   548            270            225          3,277
    Contract distributions and terminations                              (2)            (1)             -           (141)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          (24)            (1)             -             (9)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              522            268            225          3,127
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                               496            283            192          2,236
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                         496            283            192          3,534
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         37             38             (4)           (29)
    Net realized gain (loss) on investments                              (1)            22             (8)           461
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   346             (5)           165            941
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   382             55            153          1,373
Changes from contract transactions:
    Purchase payments                                                 3,680          1,919            759          3,026
    Contract distributions and terminations                             (22)           (71)             -           (209)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          (72)          (313)           (97)          (524)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            3,586          1,535            662          2,293
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             3,968          1,590            815          3,666
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                     $ 4,464        $ 1,873        $ 1,007        $ 7,200
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                Colonial        Liberty                       Liberty
                                                                Small Cap        Asset         Liberty        Federal
                                                                  Value       Allocation       Equity       Securities
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -            $ -          $ 807            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -              -            (11)             -
    Net realized gain (loss) on investments
      and capital gains distributions                                     -              -            (84)             -
    Net unrealized appreciation (depreciation) of investments             -              -           (126)             -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                     -              -           (221)             -
Changes from contract transactions:
    Purchase payments                                                     -              -             15              -
    Contract distributions and terminations                               -              -            (33)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -              -            (81)             -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                                -              -            (99)             -
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                                 -              -           (320)             -
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                           -              -            487              -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (43)            (7)            (8)            (1)
    Net realized gain (loss) on investments                             582              5            (56)             1
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 2,851            105            193              2
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                 3,390            103            129              2
Changes from contract transactions:
    Purchase payments                                                19,000              -              -              -
    Contract distributions and terminations                            (212)            (8)           (11)            (2)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       18,817            506             43             87
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           37,605            498             32             85
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            40,995            601            161             87
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                    $ 40,995          $ 601          $ 648           $ 87
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                 Liberty
                                                                  Small       Oppenheimer     Oppenheimer       PIMCO
                                                                 Company         Global        Strategic         High
                                                                 Growth        Securities        Bond           Yield
                                                              -------------- --------------- --------------  -------------
Net assets at January 1, 2002                                           $ -             $ -            $ -      $ 236,343
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -              (1)             -         16,659
    Net realized gain (loss) on investments
      and capital gains distributions                                     -              (6)            (1)       (18,706)
    Net unrealized appreciation (depreciation) of investments             -             (38)             1         (3,581)
                                                              -------------- --------------- --------------  -------------
Net increase (decrease) in net assets from operations                     -             (45)             -         (5,628)
Changes from contract transactions:
    Purchase payments                                                     -             273             51         55,612
    Contract distributions and terminations                               -              (3)             -        (15,056)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -             (20)           (35)        33,966
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -               -              -              -
                                                              -------------- --------------- --------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                                -             250             16         74,522
                                                              -------------- --------------- --------------  -------------
Total increase (decrease)                                                 -             205             16         68,894
                                                              -------------- --------------- --------------  -------------
Net assets at December 31, 2002                                           -             205             16        305,237
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (1)             (6)             -         24,725
    Net realized gain (loss) on investments                               4              (4)            21         (3,672)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    26             523             14         61,195
                                                              -------------- --------------- --------------  -------------
Net increase (decrease) in net assets from operations                    29             513             35         82,248
Changes from contract transactions:
    Purchase payments                                                     -           2,095            582        138,449
    Contract distributions and terminations                              (2)             (3)            (4)       (25,898)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           48              91             73        108,739
                                                              -------------- --------------- --------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                               46           2,183            651        221,290
                                                              -------------- --------------- --------------  -------------
Total increase (decrease)                                                75           2,696            686        303,538
                                                              -------------- --------------- --------------  -------------
Net assets at December 31, 2003                                        $ 75         $ 2,901          $ 702      $ 608,775
                                                              ============== =============== ==============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                  PIMCO
                                                               StocksPLUS       Pioneer                       Pioneer
                                                               Growth and       Equity-        Pioneer        Mid-Cap
                                                                 Income         Income          Fund           Value
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                     $ 241,065            $ -        $ 2,275        $ 5,139
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      1,636              2            (98)          (478)
    Net realized gain (loss) on investments
      and capital gains distributions                               (63,970)             -         (1,493)            76
    Net unrealized appreciation (depreciation) of investments        10,124            (21)        (1,359)        (6,968)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations               (52,210)           (19)        (2,950)        (7,370)
Changes from contract transactions:
    Purchase payments                                                25,548            198         10,991         22,661
    Contract distributions and terminations                         (10,918)             -           (339)        (1,418)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      (21,848)             -         10,087         34,050
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           (7,218)           198         20,739         55,293
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           (59,428)           179         17,789         47,923
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                     181,637            179         20,064         53,062
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        293              7           (398)        (1,785)
    Net realized gain (loss) on investments                         (32,864)            (2)          (651)          (273)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                78,606            128          9,623         34,933
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                46,035            133          8,574         32,875
Changes from contract transactions:
    Purchase payments                                                13,029            688         23,708         78,759
    Contract distributions and terminations                         (12,150)            (1)        (1,307)        (3,194)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      (38,015)            11         11,494         28,991
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          (37,136)           698         33,895        104,556
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             8,899            831         42,469        137,431
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                   $ 190,536        $ 1,010       $ 62,533      $ 190,493
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                 Pioneer                                    ProFund VP
                                                                  Small         ProFund        ProFund     Rising Rates
                                                                 Company        VP Bull     VP Europe 30    Opportunity
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 938       $ 20,583        $ 6,312            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (39)          (488)          (191)             -
    Net realized gain (loss) on investments
      and capital gains distributions                                   (35)        (7,045)        (1,793)             -
    Net unrealized appreciation (depreciation) of investments          (577)        (1,022)          (425)             -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                  (651)        (8,555)        (2,409)             -
Changes from contract transactions:
    Purchase payments                                                 2,180          5,734          2,797              -
    Contract distributions and terminations                             (56)        (1,352)          (941)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        1,006         14,855          9,868              -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            3,130         19,237         11,724              -
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             2,479         10,682          9,315              -
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                       3,417         31,265         15,627              -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (67)          (982)          (267)           (99)
    Net realized gain (loss) on investments                             (73)         7,956          3,373           (117)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 1,100          4,488          2,207           (608)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   960         11,462          5,313           (824)
Changes from contract transactions:
    Purchase payments                                                 1,012         14,159          4,055          2,018
    Contract distributions and terminations                             (57)        (2,243)          (807)          (251)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        1,059         31,021          8,686         22,032
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            2,014         42,937         11,934         23,799
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             2,974         54,399         17,247         22,975
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                     $ 6,391       $ 85,664       $ 32,874       $ 22,975
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                             SP Jennison     Putnam VT
                                                               ProFund VP                   International    Discovery
                                                                Small Cap      Jennison         Growth         Growth
                                                              -------------- -------------- --------------- -------------
Net assets at January 1, 2002                                      $ 19,968       $ 45,991        $ 11,310         $ 577
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (628)          (821)           (297)          (20)
    Net realized gain (loss) on investments
      and capital gains distributions                                (6,274)       (12,816)         (2,827)           (8)
    Net unrealized appreciation (depreciation) of investments        (1,582)        (2,790)           (897)         (431)
                                                              -------------- -------------- --------------- -------------
Net increase (decrease) in net assets from operations                (8,484)       (16,427)         (4,021)         (459)
Changes from contract transactions:
    Purchase payments                                                11,484         16,384           7,906         1,233
    Contract distributions and terminations                          (4,103)        (2,130)           (550)          (19)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       19,747         (6,070)            696           313
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -               -             -
                                                              -------------- -------------- --------------- -------------
Net increase (decrease) in net assets derived from
    principal transactions                                           27,128          8,184           8,052         1,527
                                                              -------------- -------------- --------------- -------------
Total increase (decrease)                                            18,644         (8,243)          4,031         1,068
                                                              -------------- -------------- --------------- -------------
Net assets at December 31, 2002                                      38,612         37,748          15,341         1,645
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (1,199)          (969)           (624)          (39)
    Net realized gain (loss) on investments                          13,339            690           3,034           (50)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 6,166         11,818           9,129           703
                                                              -------------- -------------- --------------- -------------
Net increase (decrease) in net assets from operations                18,306         11,539          11,539           614
Changes from contract transactions:
    Purchase payments                                                20,314         11,809          30,145           811
    Contract distributions and terminations                          (2,824)        (1,725)           (802)          (91)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       52,837           (647)         12,390           194
                                                              -------------- -------------- --------------- -------------
Net increase (decrease) in net assets derived from
    principal transactions                                           70,327          9,437          41,733           914
                                                              -------------- -------------- --------------- -------------
Total increase (decrease)                                            88,633         20,976          53,272         1,528
                                                              -------------- -------------- --------------- -------------
Net assets at December 31, 2003                                   $ 127,245       $ 58,724        $ 68,613       $ 3,173
                                                              ============== ============== =============== =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                                               Smith
                                                                               Putnam VT                      Barney
                                                                Putnam VT    International      Smith      International
                                                               Growth and     Growth and       Barney         All Cap
                                                                 Income         Income       High Income      Growth
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 455          $ 604          $ 370          $ 300
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -            (29)            77             (1)
    Net realized gain (loss) on investments
      and capital gains distributions                                   (30)           (12)           (33)            (9)
    Net unrealized appreciation (depreciation) of investments          (254)          (412)           (62)           (67)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                  (284)          (453)           (18)           (77)
Changes from contract transactions:
    Purchase payments                                                 1,270          2,192              -              -
    Contract distributions and terminations                             (94)           (25)           (17)            (3)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          315            663            (16)           (19)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            1,491          2,830            (33)           (22)
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             1,207          2,377            (51)           (99)
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                       1,662          2,981            319            201
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (2)            (1)            16             (1)
    Net realized gain (loss) on investments                             (94)          (129)           (81)           (25)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   648          1,208            134             71
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   552          1,078             69             45
Changes from contract transactions:
    Purchase payments                                                 1,279            856              -              -
    Contract distributions and terminations                             (93)           (47)           (18)            (5)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                         (199)          (569)           (62)           (20)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              987            240            (80)           (25)
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             1,539          1,318            (11)            20
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                     $ 3,201        $ 4,299          $ 308          $ 221
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                  Smith          Smith
                                                                 Barney         Barney                      Wells Fargo
                                                                  Large          Money      UBS Tactical     VT Asset
                                                                Cap Value       Market       Allocation     Allocation
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 563          $ 221          $ 787            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         11             (8)           (12)             -
    Net realized gain (loss) on investments
      and capital gains distributions                                   (24)             -            (15)             -
    Net unrealized appreciation (depreciation) of investments          (133)             -           (299)             -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                  (146)            (8)          (326)             -
Changes from contract transactions:
    Purchase payments                                                     -              -            768              -
    Contract distributions and terminations                              (9)          (174)           (87)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          (37)           104            406              -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              (46)           (70)         1,087              -
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                              (192)           (78)           761              -
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                         371            143          1,548              -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -            (11)           (22)             -
    Net realized gain (loss) on investments                             (41)             -            (51)             -
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   125              -            694              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                    84            (11)           621              -
Changes from contract transactions:
    Purchase payments                                                     -              -            784             25
    Contract distributions and terminations                             (24)          (310)          (133)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          (26)           228          1,764              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              (50)           (82)         2,415             25
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                                34            (93)         3,036             25
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                       $ 405           $ 50        $ 4,584           $ 25
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                Wells Fargo
                                                               Wells Fargo        VT Large      Wells Fargo
                                                                VT Equity         Company       VT Small Cap
                                                                  Income           Growth          Growth
                                                              ---------------  --------------- ---------------
Net assets at January 1, 2002                                            $ -              $ -             $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           -                -               -
    Net realized gain (loss) on investments
      and capital gains distributions                                      -                -               -
    Net unrealized appreciation (depreciation) of investments              -                -               -
                                                              ---------------  --------------- ---------------
Net increase (decrease) in net assets from operations                      -                -               -
Changes from contract transactions:
    Purchase payments                                                      -                -               -
    Contract distributions and terminations                                -                -               -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             -                -               -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -                -               -
                                                              ---------------  --------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                                 -                -               -
                                                              ---------------  --------------- ---------------
Total increase (decrease)                                                  -                -               -
                                                              ---------------  --------------- ---------------
Net assets at December 31, 2002                                            -                -               -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           -                -               -
    Net realized gain (loss) on investments                                -                -               -
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                      -                1               -
                                                              ---------------  --------------- ---------------
Net increase (decrease) in net assets from operations                      -                1               -
Changes from contract transactions:
    Purchase payments                                                     11               33               7
    Contract distributions and terminations                                -                -               -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             -                -               -
                                                              ---------------  --------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                                11               33               7
                                                              ---------------  --------------- ---------------
Total increase (decrease)                                                 11               34               7
                                                              ---------------  --------------- ---------------
Net assets at December 31, 2003                                         $ 11             $ 34             $ 7
                                                              ===============  =============== ===============

   The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

1.       Organization

         Separate Account B of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company Separate Account B) (the "Account") was established by ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING"), a global financial services holding company based in The Netherlands.

         On January 1, 2004 (the "merger date"), Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, and United Life & Annuity Insurance Company (the "Merger Companies"), merged with and into Golden American Life Insurance Company ("Golden American"). Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA. In conjunction with the Golden American name change, the Account changed its name to Separate Account B of ING USA Annuity and Life Insurance Company.

         The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ING USA guaranteed interest division, the ING USA fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

         During 2003, the Account had ING GoldenSelect Contracts, ING SmartDesign Contracts, ING Rollover Choice Contracts, ING Focus Variable Annuity ("Focus VA") Contracts, and Wells Fargo ING Contracts. ING GoldenSelect Contracts sold by ING USA during 2003 included Access, Premium Plus, ESII, Access One, Landmark, Generations, and Opportunities Contracts. ING SmartDesign Contracts included Variable Annuity ("VA"), Advantage, and Signature Contracts. Wells Fargo ING Contracts included Opportunities Contracts and Landmark Contracts.

         The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued registering DVA and DVA Series 100 Contracts for sale to the public as of May 1, 2000.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

         At December 31, 2003, the Account had 170 investment divisions (the "Divisions"), 53 of which invest in independently managed mutual funds and 117 of which invest in mutual funds managed by affiliates, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio" or "Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2003 and related Trusts are as follows:

         ING GET Fund:                                              ING Eagle Asset Value Equity Portfolio (Service
            ING GET Fund - Series N                                   Class)
            ING GET Fund - Series P                                 ING Eagle Asset Value Equity Portfolio (Advisor
            ING GET Fund - Series Q                                   Class) *
            ING GET Fund - Series R *                               ING FMR Diversified Mid-Cap Portfolio (Service
            ING GET Fund - Series S *                                 Class)
            ING GET Fund - Series T *                               ING FMR Diversified Mid-Cap Portfolio (Advisor
            ING GET Fund - Series U *                                 Class) *
            ING GET Fund - Series V **                              ING Goldman Sachs Internet Tollkeeper Portfolio
         ING Investors Trust:                                         (Service Class)
            ING AIM Mid-Cap Growth Portfolio (Service Class)        ING Goldman Sachs Internet Tollkeeper Portfolio
            ING AIM Mid-Cap Growth Portfolio (Advisor Class) *        (Advisor Class) *
            ING Alliance Mid-Cap Growth Portfolio (Service          ING Hard Assets Portfolio (Service Class)
              Class)                                                ING Hard Assets Portfolio (Advisor Class) *
            ING Alliance Mid-Cap Growth Portfolio (Advisor          ING International Portfolio (Service Class)
              Class) *                                              ING International Portfolio (Advisor Class) *
            ING American Funds Growth Portfolio (Service            ING Janus Growth and Income Portfolio (Service
              Class) **                                               Class)
            ING American Funds Growth-Income Portfolio              ING Janus Growth and Income Portfolio (Advisor
              (Service Class) **                                      Class) *
            ING American Funds International Portfolio              ING Janus Special Equity Portfolio (Service
              (Service Class) **                                      Class)
            ING Capital Guardian Large Cap Value Portfolio          ING Janus Special Equity Portfolio (Advisor
              (Service Class)                                         Class) *
            ING Capital Guardian Large Cap Value Portfolio          ING Jennison Equity Opportunities Portfolio
              (Advisor Class) *                                       (Service Class)
            ING Capital Guardian Managed Global Portfolio           ING Jennison Equity Opportunities Portfolio
              (Service Class)                                         (Advisor Class) *
            ING Capital Guardian Managed Global Portfolio           ING JPMorgan Fleming Small Cap Equity Portfolio
              (Advisor Class) *                                       (Service Class) *
            ING Capital Guardian Small Cap Portfolio (Service       ING JPMorgan Fleming Small Cap Equity Portfolio
              Class)                                                  (Advisor Class) *
            ING Capital Guardian Small Cap Portfolio (Advisor       ING Julius Baer Foreign Portfolio (Service
              Class) *                                                  Class) *
            ING Developing World Portfolio (Service Class)          ING Julius Baer Foreign Portfolio (Advisor
            ING Developing World Portfolio (Advisor                   Class) *
                Class)*                                             ING Limited Maturity Bond Portfolio (Service
                                                                      Class)
                                                                    ING Liquid Assets Portfolio (Service Class)
                                                                    ING Liquid Assets Portfolio (Advisor Class) *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         ING Investors Trust (continued):                        ING Partners, Inc.:
            ING Marisco Growth Portfolio (Service Class)            ING Alger Aggressive Growth Portfolio (Service
            ING Marisco Growth Portfolio (Advisor Class) *            Class) **
            ING Mercury Focus Value Portfolio (Service Class) *     ING Alger Growth Portfolio (Service Class) *
            ING Mercury Focus Value Portfolio (Advisor Class) *     ING American Century Small Cap Value Portfolio
            ING Mercury Fundamental Growth Portfolio (Service         (Service Class) *
              Class) *                                              ING Baron Small Cap Growth Portfolio (Service
            ING Mercury Fundamental Growth Portfolio (Advisor           Class) **
              Class) *                                              ING JPMorgan Fleming International Portfolio
            ING MFS(R) Mid-Cap Growth Portfolio (Service Class)       (Service Class) *
            ING MFS(R) Mid-Cap Growth Portfolio (Advisor            ING JPMorgan Mid Cap Value Portfolio (Service
            Class) *                                                  Class) *
            ING MFS(R) Research Portfolio (Service Class)           ING MFS(R) Capital Opportunities Portfolio
            ING MFS(R) Research Portfolio (Advisor Class) *           (Initial Class)
            ING MFS(R) Total Return Portfolio (Service Class)       ING MFS(R) Capital Opportunities Portfolio
            ING MFS(R) Total Return Portfolio (Advisor Class) *       (Service Class) *
            ING PIMCO Core Bond Portfolio (Service Class)           ING MFS(R) Global Growth Portfolio (Service Class)
            ING PIMCO Core Bond Portfolio (Advisor Class) *           *
            ING Salomon Brothers All Cap Portfolio (Service         ING MFS(R) Research Equity Portfolio (Service
              Class)                                                  Class) **
            ING Salomon Brothers All Cap Portfolio (Advisor         ING OpCap Balanced Value Portfolio (Service
              Class) *                                                Class) *
            ING Salomon Brothers Investors Portfolio (Service       ING PIMCO Total Return Portfolio (Service Class)
              Class)                                                  *
            ING Salomon Brothers Investors Portfolio (Advisor       ING Salomon Brothers Aggressive Growth Portfolio
              Class) *                                                (Service Class) **
            ING T. Rowe Price Capital Appreciation Portfolio        ING Salomon Brothers Fundamental Value Portfolio
              (Service Class)                                         (Service Class) *
            ING T. Rowe Price Capital Appreciation Portfolio        ING Salomon Brothers Investors Value Portfolio
              (Advisor Class) *                                       (Service Class) *
            ING T. Rowe Price Equity Income Portfolio (Service      ING T. Rowe Price Growth Equity Portfolio
              Class)                                                  (Service Class) *
            ING T. Rowe Price Equity Income Portfolio (Advisor      ING UBS Tactical Asset Allocation Portfolio
              Class) *                                                (Service Class) *
            ING UBS U.S. Balanced Portfolio (Service Class)         ING Van Kampen Comstock Fund (Service Class) *
            ING UBS U.S. Balanced Portfolio (Advisor Class) **   ING Variable Insurance Trust:
            ING Van Kampen Equity Growth Portfolio (Service         ING GET U.S. Core Portfolio - Series 1 **
              Class) *                                              ING GET U.S. Core Portfolio - Series 2
            ING Van Kampen Equity Growth Portfolio (Advisor           (Guaranteed) **
              Class) *                                              ING GET U.S. Core Portfolio - Series 3 **
            ING Van Kampen Global Franchise Portfolio (Service      ING VIT Worldwide Growth
              Class) *                                           ING Variable Portfolios, Inc.:
            ING Van Kampen Global Franchise Portfolio (Advisor      ING VP Balanced Portfolio (Service Class) **
              Class) *                                              ING VP Bond Portfolio (Service Class) *
            ING Van Kampen Growth and Income Portfolio              ING VP Growth Portfolio (Service Class) *
              (Service Class)                                       ING VP Index Plus LargeCap Portfolio (Service
            ING Van Kampen Growth and Income Portfolio                Class)
              (Advisor Class) *                                     ING VP Index Plus MidCap Portfolio (Service
            ING Van Kampen Real Estate Portfolio (Service             Class)
              Class)                                                ING VP Index Plus SmallCap Portfolio (Service
            ING Van Kampen Real Estate Portfolio (Advisor             Class)
              Class) *                                              ING VP International Equity Portfolio (Service
                                                                        Class) **
                                                                    ING VP Small Company Portfolio (Service Class) *
                                                                    ING VP Value Opportunity Portfolio (Service
                                                                      Class)

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         ING Variable Products Trust:                            Oppenheimer Variable Accounts Fund:
            ING VP Convertible Portfolio (Service Class)            Oppenheimer Global Securities Fund/VA (Class S) *
            ING VP Growth and Income Portfolio (Service             Oppenheimer Strategic Bond Fund/VA (Class S) *
                Class) **                                        PIMCO Variable Insurance Trust:
            ING VP Growth Opportunities Portfolio (Service          PIMCO High Yield Portfolio
              Class)                                                PIMCO StocksPLUS Growth and Income Portfolio
            ING VP International Value Portfolio (Service        Pioneer Variable Contracts Trust:
              Class) *                                              Pioneer Equity-Income VCT Portfolio (Class II) *
            ING VP LargeCap Growth Portfolio (Service Class)        Pioneer Fund VCT Portfolio (Class II)
            ING VP MagnaCap Portfolio (Service Class)               Pioneer Mid-Cap Value VCT
            ING VP MidCap Opportunities Portfolio (Service          Pioneer Small Company VCT Portfolio (Class II)
              Class) *                                           ProFunds VP:
            ING VP SmallCap Opportunities Portfolio (Service        ProFund VP Bull
              Class)                                                ProFund VP Europe 30
         AIM Variable Insurance Funds:                           ProFunds VP (continued):
            AIM V.I. Capital Appreciation Fund (Class II) *         ProFund VP Rising Rates Opportunity **
            AIM V.I. Core Equity Fund (Class II) *                  ProFund VP Small Cap
            AIM V.I. Dent Demographic Trends Fund (Class II)     Prudential Series Fund, Inc.:
            AIM V.I. Growth Fund (Class II)                         Jennison Portfolio (Class II)
            AIM V.I. Premier Equity Fund (Class II) *               SP Jennison International Growth Portfolio
         AllianceBernstein Variable Products Series Fund, Inc.:       (Class II)
            AllianceBernstein Growth and Income Portfolio        Putnam Variable Trust:
                (Class B)                                           Putnam VT Discovery Growth Fund (Class IB)
            AllianceBernstein Premier Growth Portfolio (Class       Putnam VT Growth and Income (Class IB)
              B)                                                    Putnam VT International Growth and Income (Class
            AllianceBernstein Value Portfolio (Class B)               IB)
         Fidelity Variable Insurance Products Fund:              Travelers Series Fund Inc.:
            Fidelity(R) VIP Contrafund(R) Portfolio (Class S2)      Smith Barney High Income
            Fidelity(R) VIP Equity-Income Portfolio (Class S2)      Smith Barney International All Cap Growth
            Fidelity(R) VIP Growth Portfolio (Class S2)             Smith Barney Large Cap Value
            Fidelity(R) VIP Overseas Portfolio (Class S2) *         Smith Barney Money Market
         Franklin Templeton Variable Insurance Products Trust:   UBS Series Trust:
            Franklin Small Cap Value Securities Fund (Class 2)      UBS Tactical Allocation Portfolio (Class I)
              *                                                  Wells Fargo:
         Greenwich Street Series Fund:                              Wells Fargo VT Asset Allocation **
            Greenwich Appreciation Portfolio                        Wells Fargo VT Equity Income Fund **
         INVESCO Variable Investment Funds, Inc.:                   Wells Fargo VT Large Company Growth **
            INVESCO VIF - Financial Services Fund                   Wells Fargo VT Small Cap Growth **
            INVESCO VIF - Health Sciences Fund
            INVESCO VIF - Leisure Fund *                         *  Investment added in 2002
            INVESCO VIF - Utilities Fund                         ** Investment added in 2003
         Janus Aspen Series:
            Janus Aspen Series Balanced Portfolio (Class S) *
            Janus Aspen Series Flexible Income Portfolio
                (Class S) *
            Janus Aspen Series Growth Portfolio (Class S) *
            Janus Aspen Series Worldwide Growth Portfolio
                (Class S)
         Liberty Variable Insurance Trust:
            Colonial Small Cap Value Fund (Class B) **
         Liberty Variable Series:
            Liberty Asset Allocation Fund Variable Series
                (Class A) **
            Liberty Equity Fund Variable Series (Class A)
            Liberty Federal Securities Fund Variable Series
                (Class A) **
            Liberty Small Company Growth Fund Variable Series
              (Class A) **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         The names of certain Divisions were changed during 2003. The following is a summary of current and former names for those Divisions:

                             Current Name                                                Former Name
         --------------------------------------------------------- --------------------------------------------------------
         ING Investors Trust:                                      The GCG Trust:
             ING AIM Mid-Cap Growth (Service Class)                   Strategic Equity
             ING AIM Mid-Cap Growth (Advisor Class)                   Strategic Equity Advisor
             ING Alliance Mid-Cap Growth (Service Class)              Capital Growth
             ING Alliance Mid-Cap Growth (Advisor Class)              Capital Growth Advisor
             ING Capital Guardian Large Cap Value (Service Class)     Large Cap Value
             ING Capital Guardian Large Cap Value (Advisor Class)     Large Cap Value Advisor
             ING Capital Guardian Managed Global (Service Class)      Managed Global
             ING Capital Guardian Managed Global (Advisor Class)      Managed Global Advisor
             ING Capital Guardian Small Cap (Service Class)           Capital Guardian Small Cap
             ING Capital Guardian Small Cap (Advisor Class)           Capital Guardian Small Cap Advisor
             ING Developing World (Service Class)                     Developing World
             ING Developing World (Advisor Class)                     Developing World Advisor
             ING Eagle Asset Value Equity (Service Class)             Value Equity
             ING Eagle Asset Value Equity (Advisor Class)             Value Equity Advisor
             ING FMR Diversified Mid-Cap (Service Class)              Diversified Mid-Cap
             ING FMR Diversified Mid-Cap (Advisor Class)              Diversified Mid-Cap Advisor
             ING Goldman Sachs Internet Tollkeeper (Service Class)    Internet Tollkeeper
             ING Goldman Sachs Internet Tollkeeper (Advisor Class)    Internet Tollkeeper Advisor
             ING Hard Assets (Service Class)                          Hard Assets
             ING Hard Assets (Advisor Class)                          Hard Assets Advisor
             ING International (Service Class)                        International Equity
             ING International (Advisor Class)                        International Equity Advisor
             ING Janus Growth and Income (Service Class)              Janus Growth and Income
             ING Janus Growth and Income (Advisor Class)              Janus Growth and Income Advisor
             ING Janus Special Equity (Service Class)                 Special Situations
             ING Janus Special Equity (Advisor Class)                 Special Situations Advisor
             ING Jennison Equity Opportunities (Service Class)        Equity Opportunity
             ING Jennison Equity Opportunities (Advisor Class)        Equity Opportunity Advisor
             ING JPMorgan Fleming Small Cap Equity (Service Class)    JPMorgan Fleming Small Cap Equity
             ING JPMorgan Fleming Small Cap Equity (Advisor Class)    JPMorgan Fleming Small Cap Equity Advisor
             ING Julius Baer Foreign (Service Class)                  International Enhanced EAFE
             ING Julius Baer Foreign (Advisor Class)                  International Enhanced EAFE Advisor
             ING Limited Maturity Bond                                Limited Maturity Bond
             ING Liquid Assets (Service Class)                        Liquid Assets
             ING Liquid Assets (Advisor Class)                        Liquid Assets Advisor
             ING Marisco Growth (Service Class)                       Growth
             ING Marisco Growth (Advisor Class)                       Growth Advisor
             ING Mercury Focus Value (Service Class)                  Focus Value
             ING Mercury Focus Value (Advisor Class)                  Focus Value Advisor
             ING Mercury Fundamental Growth (Service Class)           Fundamental Growth Focus
             ING Mercury Fundamental Growth (Advisor Class)           Fundamental Growth Focus Advisor

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                              Current Name                                            Former Name
         ---------------------------------------------------------- -------------------------------------------------

         ING Investors Trust (continued):                           The GCG Trust (continued):
             ING MFS Mid-Cap Growth (Service Class)                    Mid-Cap Growth
             ING MFS Mid-Cap Growth (Advisor Class)                    Mid-Cap Growth Advisor
             ING MFS Research (Service Class)                          Research
             ING MFS Research (Advisor Class)                          Research Advisor
             ING MFS Total Return (Service Class)                      Total Return
             ING MFS Total Return (Advisor Class)                      Total Return Advisor
             ING PIMCO Core Bond (Service Class)                       Core Bond
             ING PIMCO Core Bond (Advisor Class)                       Core Bond Advisor
             ING Salomon Brothers All Cap (Service Class)              All Cap
             ING Salomon Brothers All Cap (Advisor Class)              All Cap Advisor
             ING Salomon Brothers Investors (Service Class)            Investors
             ING Salomon Brothers Investors (Advisor Class)            Investors Advisor
             ING T. Rowe Price Capital Appreciation (Service Class)    Fully Managed
             ING T. Rowe Price Capital Appreciation (Advisor Class)    Fully Managed Advisor
             ING T. Rowe Price Equity Income (Service Class)           Equity Income
             ING T. Rowe Price Equity Income (Advisor Class)           Equity Income Advisor
             ING UBS U.S. Balanced (Service Class)                     Asset Allocation Growth
             ING Van Kampen Equity Growth (Service Class)              Equity Growth
             ING Van Kampen Equity Growth (Advisor Class)              Equity Growth Advisor
             ING Van Kampen Global Franchise (Service Class)           Global Franchise
             ING Van Kampen Global Franchise (Advisor Class)           Global Franchise Advisor
             ING Van Kampen Growth and Income (Service Class)          Van Kampen Growth and Income
             ING Van Kampen Growth and Income (Advisor Class)          Van Kampen Growth and Income Advisor
             ING Van Kampen Real Estate (Service Class)                Real Estate
             ING Van Kampen Real Estate (Advisor Class)                Real Estate Advisor
         ING Partners, Inc.:                                        ING Partners, Inc.:
             ING JPMorgan Fleming International                        ING Scudder International Growth
             ING Salomon Brothers Fundamental Value                    ING Salomon Bros. Capital
         AllianceBernstein Variable Products Series Fund, Inc.:     Alliance Variable Products Series Fund, Inc.:
             AllianceBernstein Growth and Income                       Alliance Growth and Income
             AllianceBernstein Premier Growth                          Alliance Premier Growth
         Liberty Variable Series:                                   The Galaxy VIP Fund:
             Liberty Equity                                            Galaxy VIP Equity
         Putnam Variable Trust:                                     Putnam Variable Trust:
             Putnam VT Discovery Growth                                Putnam VT Voyager II

         During 2003, the ING VP Large Company Value Portfolio (Service Class), Galaxy VIP Asset Allocation Fund, Galaxy VIP Growth and Income Fund, Galaxy VIP High Quality Bond Fund, and Galaxy VIP Small Company Growth Fund, were closed to Contractowners.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements


2.       Significant Accounting Policies

         The following is a summary of the significant accounting policies of the Account:

         Use of Estimates

         The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

         Investments

         Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

         Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

         Transfers

         Transfers between the Account and ING USA relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by ING USA, Contractowner transfers between the general account and the Divisions, and other Contractowner activity, including Contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Payable to ING USA Annuity and Life Insurance Company on the Statements of Assets and Liabilities.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

3.       Charges and Fees

         Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7 after February 1, 2000. ES II, Generations, Landmark and Opportunities contracts each have four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet.

         Under the terms of all Contracts, certain charges are allocated to the Contracts to cover ING USA's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

         Mortality and Expense Risk Charges

         ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         Daily charges deducted at annual rates to cover these risks follows:

                                      Series                                          Annual Rates
         ------------------------------------------------------------------------   ----------------

         DVA 80                                                                           0.80%
         DVA                                                                              0.90
         DVA Series 100                                                                   1.25
         DVA Plus (pre February 2000) Standard                                            1.10
         DVA Plus (post January 2000) Standard                                            1.15
         DVA Plus (post 2000) Standard                                                    1.15
         DVA Plus (pre February 2000) Annual Ratchet                                      1.25
         DVA Plus (pre February 2000) 5.5% Solution                                       1.25
         DVA Plus (post January 2000) 5.5% Solution                                       1.25
         DVA Plus (post 2000) 5.5% Solution                                               1.30
         DVA Plus (post January 2000) Annual Ratchet                                      1.30
         DVA Plus (pre February 2000) 7% Solution                                         1.40
         DVA Plus (post January 2000) Max 5.5                                             1.40
         DVA Plus (post 2000) Annual Ratchet                                              1.40
         DVA Plus (post 2000) Max 5.5                                                     1.45
         DVA Plus (post January 2000) 7% Solution                                         1.50
         DVA Plus (post 2000) 7% Solution                                                 1.50
         DVA Plus (post January 2000) Max 7                                               1.60
         DVA Plus (post 2000) Max 7                                                       1.60
         Access (pre February 2000) Standard                                              1.25
         Access (post January 2000) Standard                                              1.30
         Access (post 2000) Standard                                                      1.30
         Access (pre February 2000) Annual Ratchet                                        1.40
         Access (pre February 2000) 5.5% Solution                                         1.40
         Access (post January 2000) Annual Ratchet                                        1.45
         Access (post January 2000) 5.5 % Solution                                        1.45
         Access (post 2000) 5.5% Solution                                                 1.45
         Access (pre February 2000) 7% Solution                                           1.55
         Access (post January 2000) Max 5.5                                               1.55
         Access (post 2000) Annual Ratchet                                                1.55
         Access (post 2000) Max 5.5                                                       1.60
         Access (post January 2000) 7% Solution                                           1.65

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                      Series                                          Annual Rates
         ------------------------------------------------------------------------   ----------------
         Access (post 2000) 7% Solution                                                  1.65%
         Access (post April 2001) Standard                                               1.65
         Access (post January 2000) Max 7                                                1.75
         Access (post 2000) Max 7                                                        1.75
         Access (post April 2001) 5.5% Solution                                          1.80
         Access (post April 2001) Annual Ratchet                                         1.90
         Access (post April 2001) Max 5.5                                                1.95
         Access (post April 2001) 7% Solution                                            2.00
         Access (post April 2001) Max 7                                                  2.10
         Premium Plus (pre February 2000) Standard                                       1.25
         Premium Plus (post January 2000) Standard                                       1.30
         Premium Plus (post 2000) Standard                                               1.30
         Premium Plus (pre February 2000) Annual Ratchet                                 1.40
         Premium Plus (pre February 2000) 5.5% Solution                                  1.40
         Premium Plus (post January 2000) Annual Ratchet                                 1.45
         Premium Plus (post January 2000) 5.5% Solution                                  1.45
         Premium Plus (post 2000) 5.5% Solution                                          1.45
         Premium Plus (pre February 2000) 7% Solution                                    1.55
         Premium Plus (post January 2000) Max 5.5                                        1.55
         Premium Plus (post 2000) Annual Ratchet                                         1.55
         Premium Plus (post 2000) Max 5.5                                                1.60
         Premium Plus (post January 2000) 7% Solution                                    1.65
         Premium Plus (post 2000) 7% Solution                                            1.65
         Premium Plus (post January 2000) Max 7                                          1.75
         Premium Plus (post 2000) Max 7                                                  1.75
         ES II (pre 2001)                                                                1.25
         ES II (post 2000) Standard                                                      1.25
         ES II (post 2000) Deferred Ratchet                                              1.30
         ES II (post 2000) 5.5%                                                          1.40
         ES II (post 2000) Annual Ratchet                                                1.50
         ES II (post 2000) Max 5.5                                                       1.55
         ES II (post 2000) 7% Solution                                                   1.60
         ES II (post 2000) Max 7                                                         1.70
         Value Standard                                                                  0.75
         Access One                                                                      0.35
         Granite PrimElite-Standard                                                      1.10
         Granite PrimElite-Annual Ratchet                                                1.25
         Generations-Standard                                                            1.25
         Generations-Deferred Ratchet                                                    1.30
         Generations-Annual Ratchet                                                      1.50
         Generations-7% Solution                                                         1.60
         Generations-Max 7                                                               1.70
         Landmark-Standard                                                               1.50

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                      Series                                          Annual Rates
         ------------------------------------------------------------------------   ----------------
         Landmark-5.5% Solution                                                          1.65%
         Landmark-Annual Ratchet                                                         1.75
         Landmark-Max 5.5                                                                1.80
         Landmark-7% Solution                                                            1.85
         Landmark-Max 7                                                                  1.95
         VA Option I                                                                     0.80
         VA Option II                                                                    1.10
         VA Option III                                                                   1.25
         VA Bonus Option I                                                               1.30
         VA Bonus Option II                                                              1.60
         VA Bonus Option III                                                             1.75
         Advantage Option I                                                              2.05
         Advantage Option II                                                             2.25
         Advantage Option III                                                            2.40
         Rollover Choice Option I                                                        0.60
         Rollover Choice Option II                                                       0.80
         Rollover Choice Option III                                                      0.95
         Opportunities-Standard                                                          1.25
         Opportunities-5.5% Solution                                                     1.40
         Opportunities-Annual Ratchet                                                    1.50
         Opportunities-7% Solution                                                       1.60
         Opportunities-Max 5.5                                                           1.55
         Opportunities-Max 7                                                             1.70
         Signature Option I                                                              1.10
         Signature Option II                                                             1.30
         Signature Option III                                                            1.45
         Focus VA Option I                                                               0.60
         Focus VA Option II                                                              0.80

         Asset Based Administrative Charges

         A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA, Advantage, Rollover Choice, Focus VA, and Opportunities Contracts.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         Administrative Charges

         An administrative charge is deducted from the accumulation value of deferred annuity contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, VA, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts, the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

         For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of each Contract on its anniversary date.

         Contingent Deferred Sales Charges

         Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.

   Complete                Granite
Years Elapsed             PrimElite              Opportunities,
Since Premium    DVA 80    & DVA      Premium        ES II &                                       Signature   Rollover
   Payment       & DVA      Plus       Plus       Generations     Value   Advantage    Landmark      & VA       Choice     Focus VA
-------------  --------- ----------- ---------- ---------------- -------  ----------  ----------- -----------  ---------  ----------

       0            6 %         7 %       8 %           8 %         6 %        6 %         6 %         7 %        6 %         3 %
       1            5           7         8             7           6          5           5           7          6           2
       2            4           6         8             6           6          4           4           6          5           1
       3            3           5         8             5           5          -           3           6          4           -
       4            2           4         7             4           4          -           -           5          3           -
       5            1           3         6             3           3          -           -           4          2           -
       6            -           1         5             2           1          -           -           3          1           -
       7            -           -         3             1           -          -           -           -          -           -
       8            -           -         1             -           -          -           -           -          -           -
       9+           -           -         -             -           -          -           -           -          -           -

         Other Contract Charges

         Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts' accumulation values.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         Deferred Sales Load

         Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses, as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when ING USA receives it, the amount of such charge is initially advanced by ING USA to Contractowners and included in the accumulation value, and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

         Premium Taxes

         For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 3.5% of premiums.

         Fees Waived by Golden American

         Certain charges and fees for various types of Contracts are currently waived by ING USA. ING USA reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

         Net Assets Retained in the Account by ING USA Annuity and Life Insurance Company

         A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                                                                                  Year ended
                                                                                              December 31, 2002
                                                                                           -------------------------
                                                                                            (Dollars in thousands)
         Balance at beginning of year                                                                    $ 135
         Sales load advanced                                                                                 9
         Amortization of deferred sales load and premium tax                                              (144)
                                                                                           -------------------------
         Balance at end of year                                                                          $   -
                                                                                           =========================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

4.       Related Party Transactions

         During the year ended December 31, 2003, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the ING Investors. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.53% to 1.85% of the average net assets of each respective Series. In addition, management and service fees were paid to ING Investments, LLC, in its capacity as investment adviser to the ING GET Fund, the ING Variable Insurance Trust, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Portfolio. Management and service fees were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Portfolio.


5.       Subsequent Events

         On January 1, 2004, Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, and United Life & Annuity Insurance Company (the "Merger Companies"), merged with and into Golden American. Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA.

         Prior to the merger date, the Merger Companies were affiliated companies of ING USA and indirect, wholly-owned subsidiaries of ING.

         In conjunction with the Golden American name change, the Account changed its name to Separate Account B of ING USA Annuity and Life Insurance Company.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

6.       Purchases and Sales of Investment Securities

         The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                        Year ended December 31
                                                                    2003                        2002
                                                         -------------------------- --------------------------
                                                          Purchases       Sales      Purchases       Sales
                                                         ------------  ------------ ------------- ------------
                                                                        (Dollars in thousands)
ING GET Fund:
    ING GET Fund - Series N                                    $ 719       $ 6,446         $ 733      $ 2,401
    ING GET Fund - Series P                                    3,277        37,406         6,579       18,769
    ING GET Fund - Series Q                                      143        45,984       182,185       15,241
    ING GET Fund - Series R                                      729        45,720       184,803       15,647
    ING GET Fund - Series S                                      209        68,817       227,944        9,645
    ING GET Fund - Series T                                      841        87,461       237,424        1,768
    ING GET Fund - Series U                                  260,067       108,937         1,047            -
    ING GET Fund - Series V                                  385,428        53,056             -            -
ING Investors Trust:
    ING AIM Mid-Cap Growth (Service Class)                   146,376       126,554       403,752      448,147
    ING AIM Mid-Cap Growth (Advisor Class)                     2,750            70            79            -
    ING Alliance Mid-Cap Growth (Service Class)              202,510       156,537       271,861      306,181
    ING Alliance Mid-Cap Growth (Advisor Class)                3,912           213           154            -
    ING American Funds Growth                                126,082             -             -            -
    ING American Funds Growth-Income                          94,431             -             -            -
    ING American Funds International                          43,141           519             -            -
    ING Capital Guardian Large Cap Value (Service Class)     158,785        20,113       137,118       37,870
    ING Capital Guardian Large Cap Value (Advisor Class)       5,891           565           347            -
    ING Capital Guardian Managed Global (Service Class)       77,858        35,871       439,191      413,705
    ING Capital Guardian Managed Global (Advisor Class)        1,883           133            51            -
    ING Capital Guardian Small Cap (Service Class)           198,157       143,109       830,463      842,708
    ING Capital Guardian Small Cap (Advisor Class)             3,260             8           320            -
    ING Developing World (Service Class)                      67,328        47,207       256,419      261,252
    ING Developing World (Advisor Class)                       1,546            20            81            -
    ING Eagle Asset Value Equity (Service Class)              34,721        36,843       102,513       90,027
    ING Eagle Asset Value Equity (Advisor Class)                 872           116           110            -
    ING FMR Diversified Mid-Cap (Service Class)               41,284         4,975        58,638        6,680
    ING FMR Diversified Mid-Cap (Advisor Class)                3,042           130           224            -
    ING Goldman Sachs Internet Tollkeeper (Service Class)     37,453         6,338        16,754        6,112
    ING Goldman Sachs Internet Tollkeeper (Advisor Class)      2,452           210            57            -
    ING Hard Assets (Service Class)                           98,184        66,246       102,835       64,011
    ING Hard Assets (Advisor Class)                            2,370            93            95            -
    ING International (Service Class)                        288,321       282,883       684,796      688,451
    ING International (Advisor Class)                          3,936            28           254            -
    ING Janus Growth and Income (Service Class)               63,371         6,551        77,366       13,632
    ING Janus Growth and Income (Advisor Class)                6,371           709           602            -
    ING Janus Special Equity (Service Class)                  22,316         3,948        11,468        6,198
    ING Janus Special Equity (Advisor Class)                     658            39            56            -

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                          Year ended December 31
                                                                      2003                        2002
                                                          --------------------------- ---------------------------
                                                           Purchases       Sales       Purchases       Sales
                                                          ------------- ------------- ------------- -------------
                                                                          (Dollars in thousands)
ING Investors Trust (continued):
    ING Jennison Equity Opportunities (Service Class)         $ 59,176      $ 85,768     $ 147,404     $ 177,811
    ING Jennison Equity Opportunities (Advisor Class)            1,388            51            34             -
    ING JPMorgan Fleming Small Cap Equity (Service Class)       46,793         1,220        10,549           557
    ING JPMorgan Fleming Small Cap Equity (Advisor Class)        9,013            77           520             -
    ING Julius Baer Foreign (Service Class)                     41,204        15,658        18,536        13,290
    ING Julius Baer Foreign (Advisor Class)                      2,121            60           166             -
    ING Limited Maturity Bond                                  135,215       170,287       289,313       109,521
    ING Liquid Assets (Service Class)                        1,736,952     2,014,414     6,067,854     6,116,068
    ING Liquid Assets (Advisor Class)                           12,886         9,848         3,353         1,553
    ING Marisco Growth (Service Class)                         151,832       112,858       922,370     1,085,634
    ING Marisco Growth (Advisor Class)                           7,334            88            97             -
    ING Mercury Focus Value (Service Class)                     18,337         1,751         6,954           731
    ING Mercury Focus Value (Advisor Class)                        692            37            50             -
    ING Mercury Fundamental Growth (Service Class)               9,541           725         3,288           415
    ING Mercury Fundamental Growth (Advisor Class)                 660            42           113             -
    ING MFS(R) Mid-Cap Growth (Service Class)                  238,851       211,017       672,311       703,631
    ING MFS(R) Mid-Cap Growth (Advisor Class)                    8,015           205           558             -
    ING MFS(R) Research (Service Class)                        113,001       136,752       171,313       231,552
    ING MFS(R) Research (Advisor Class)                          1,498           134           329             -
    ING MFS(R) Total Return (Service Class)                    222,700        81,903       268,590       141,319
    ING MFS(R) Total Return (Advisor Class)                     14,146           242         1,034            51
    ING PIMCO Core Bond (Service Class)                        213,083       139,250       332,380        34,599
    ING PIMCO Core Bond (Advisor Class)                         17,218         1,791           995             -
    ING Salomon Brothers All Cap (Service Class)               106,924        38,799        99,898        62,269
    ING Salomon Brothers All Cap (Advisor Class)                 5,067            28           177             -
    ING Salomon Brothers Investors (Service Class)              25,471        11,089        37,278         9,900
    ING Salomon Brothers Investors (Advisor Class)                 556            17           297             -
    ING T. Rowe Price Capital Appreciation (Service Class)     219,954        41,604       383,713        62,233
    ING T. Rowe Price Capital Appreciation (Advisor Class)      17,090           462           946            34
    ING T. Rowe Price Equity Income (Service Class)            148,931        28,175       166,618       101,344
    ING T. Rowe Price Equity Income (Advisor Class)              9,266           595           673            13
    ING UBS U.S. Balanced (Service Class)                       18,600         6,006        18,227        10,179
    ING UBS U.S. Balanced (Advisor Class)                          918             6             -             -
    ING Van Kampen Equity Growth (Service Class)                22,819           517         5,244           623
    ING Van Kampen Equity Growth (Advisor Class)                 4,889            42           480             -
    ING Van Kampen Global Franchise (Service Class)             41,286         7,742        19,859         4,824
    ING Van Kampen Global Franchise (Advisor Class)             11,725           255           744            42
    ING Van Kampen Growth and Income (Service Class)            63,901        61,838        60,273       127,038
    ING Van Kampen Growth and Income (Advisor Class)            20,621         1,062         1,031            31
    ING Van Kampen Real Estate (Service Class)                 110,208        43,180       137,466        62,909
    ING Van Kampen Real Estate (Advisor Class)                   5,076            25           278             -

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                    Year ended December 31
                                                               2003                          2002
                                                   ----------------------------  ----------------------------
                                                    Purchases        Sales        Purchases        Sales
                                                   -------------  -------------  -------------  -------------
                                                                    (Dollars in thousands)
ING Partners, Inc.:
    ING Alger Aggressive Growth                           $ 591          $ 105            $ -            $ -
    ING Alger Growth Portfolio                               80              1             43              -
    ING American Century Small Cap Value                    136              1              2              -
    ING Baron Small Cap Growth                              937              2              -              -
    ING JPMorgan Fleming International                   11,322          4,006              8              -
    ING JPMorgan Mid Cap Value                            5,429             70            357             60
    ING MFS(R) Capital Opportunities (Initial Class)      1,674            378          1,163            193
    ING MFS(R) Capital Opportunities (Service Class)        267              2             85              -
    ING MFS(R) Global Growth                              1,477            140             76              1
    ING MFS(R) Research Equity                               84              -              -              -
    ING OpCap Balanced Value                                229              2            131              -
    ING PIMCO Total Return                                1,557            214            627             29
    ING Salomon Brothers Aggressive Growth               16,007          2,873              -              -
    ING Salomon Brothers Fundamental Value                  518              3              9              -
    ING Salomon Brothers Investors Value                    317              3              4              -
    ING T. Rowe Price Growth Equity                       1,860             28            162              -
    ING UBS Tactical Asset Allocation                        81              3              2              -
    ING Van Kampen Comstock                              33,171          1,711          1,785             55
ING Variable Insurance Trust:
    ING GET U.S. Core Portfolio - Series 1              238,806         25,679              -              -
    ING GET U.S. Core Portfolio - Series 2              166,567            464              -              -
    ING GET U.S. Core Portfolio - Series 3                8,964              1              -              -
    ING VIT Worldwide Growth                             19,828          6,849         24,169          9,196
ING Variable Portfolios, Inc.:
    ING VP Balanced                                       1,197             42              -              -
    ING VP Bond                                          89,990         70,653         63,496         13,839
    ING VP Growth                                           261             56             51              1
    ING VP Index Plus LargeCap                           62,351         13,117          7,078          2,691
    ING VP Index Plus MidCap                             16,264          5,177          9,240          3,466
    ING VP Index Plus SmallCap                           13,623          3,693          8,715          4,883
    ING VP International Equity                             183              7              -              -
    ING VP Small Company                                    653             92            251             37
    ING VP Value Opportunity                              1,009            169          1,251            169
ING Variable Products Trust:
    ING VP Convertible                                    3,324            879          1,096            187
    ING VP Growth and Income                              1,606             71              -              -
    ING VP Growth Opportunities                          13,123          1,710         10,173          2,384
    ING VP International Value                              576            171             53              1
    ING VP Large Company Value                            1,392          2,590          1,376            372
    ING VP LargeCap Growth                                1,248            768          1,869          1,053
    ING VP MagnaCap                                      12,289          2,104         13,443          3,846
    ING VP MidCap Opportunities                             223              1             16              -
    ING VP SmallCap Opportunities                        46,178          4,073         31,124          1,969

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                      Year ended December 31
                                                                2003                          2002
                                                    ----------------------------- -----------------------------
                                                      Purchases        Sales        Purchases        Sales
                                                    -------------- -------------- -------------- --------------
                                                                      (Dollars in thousands)
AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation                            $ 66           $ 24           $ 34            $ -
    AIM V.I. Core Equity                                      105              1             44              -
    AIM V.I. Dent Demographic Trends                       42,067          4,254         16,368          5,241
    AIM V.I. Growth                                         1,911            427            987            372
    AIM V.I. Premier Equity                                    88             17             87              -
AllianceBernstein Variable Products Series Fund,
    Inc.:
    AllianceBernstein Growth and Income                     5,730            902          4,785            619
    AllianceBernstein Premier Growth                        2,862          2,017          3,175          1,593
    AllianceBernstein Value                                 3,623            943          2,631            257
Fidelity Variable Insurance Products Fund:
    Fidelity(R) VIP Contrafund(R)                          14,431            521          4,406            783
    Fidelity(R) VIP Equity-Income                         118,197         17,735         62,498         39,048
    Fidelity(R) VIP Growth                                188,912         51,570         48,243         23,758
    Fidelity(R) VIP Overseas                                7,214          6,453              9              -
Franklin Templeton Variable Insurance Products
    Trust:
    Franklin Small Cap Value Securities                       180              3             20              -
The Galaxy VIP Fund:
    Galaxy VIP Asset Allocation                                15            653             33            431
    Galaxy VIP Growth and Income                                -            118              -             32
    Galaxy VIP High Quality Bond                                2            131             32             58
    Galaxy VIP Small Company Growth                            10             63             13             11
Greenwich Street Series Fund:
    Greenwich Appreciation                                     34             86             81             74
INVESCO Variable Investment Funds, Inc.:
    INVESCO VIF - Financial Services                       58,467         31,710         63,673         40,543
    INVESCO VIF - Health Sciences                          81,144         38,138         83,757         58,204
    INVESCO VIF - Leisure                                  24,801          1,312          7,516          1,277
    INVESCO VIF - Utilities                                19,832          3,235          8,167            944
Janus Aspen Series:
    Janus Aspen Series Balanced                             3,875            252            565             37
    Janus Aspen Series Flexible Income                      2,046            473            276              3
    Janus Aspen Series Growth                                 742             84            225              1
    Janus Aspen Series Worldwide Growth                    19,777         17,513        104,529        101,442
Liberty Variable Insurance Trust:
    Colonial Small Cap Value                               38,705            642              -              -
Liberty Variable Series:
    Liberty Asset Allocation                                  575             84              -              -
    Liberty Equity                                             98             74             22            132
    Liberty Federal Securities                                124             40              -              -
    Liberty Small Company Growth                               62             17              -              -
Oppenheimer Variable Accounts Fund:
    Oppenheimer Global Securities                           2,204             27            274             24
    Oppenheimer Strategic Bond                                968            317             53             36

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                  Year ended December 31
                                                              2003                          2002
                                                 ----------------------------- ----------------------------
                                                   Purchases        Sales        Purchases       Sales
                                                 -------------- -------------- -------------- -------------
                                                                  (Dollars in thousands)
PIMCO Variable Insurance Trust:
    PIMCO High Yield                                 $ 412,507      $ 166,432      $ 217,839     $ 126,620
    PIMCO StocksPLUS Growth and Income                  27,584         64,388         92,182        97,761
Pioneer Variable Contracts Trust:
    Pioneer Equity-Income                                  718             13            200             1
    Pioneer Fund                                        39,976          6,474         27,454         6,810
    Pioneer Mid-Cap Value                              104,888          2,103         69,537        13,624
    Pioneer Small Company                                2,653            706          3,491           398
ProFunds VP:
    ProFund VP Bull                                    255,458        213,494        114,057        95,299
    ProFund VP Europe 30                               145,136        133,466        318,634       307,100
    ProFund VP Rising Rates Opportunity                 32,296          8,593              -             -
    ProFund VP Small Cap                               317,059        247,916        321,292       294,784
Prudential Series Fund, Inc.:
    Jennison                                            19,753         11,282        223,318       215,947
    SP Jennison International Growth                    74,583         33,468         44,081        36,323
Putnam Variable Trust:
    Putnam VT Discovery Growth                           1,239            364          1,601            94
    Putnam VT Growth and Income                          1,626            641          1,662           172
    Putnam VT International Growth and Income            1,554          1,314          3,063           261
Travelers Series Fund Inc.:
    Smith Barney High Income                                25             89             82            38
    Smith Barney International All Cap Growth               10             36              4            26
    Smith Barney Large Cap Value                            32             82             19            54
    Smith Barney Money Market                               34            127              2            80
UBS Series Trust:
    UBS Tactical Allocation                              2,728            335          1,316           240
Wells Fargo:
    Wells Fargo VT Asset Allocation                         25              -              -             -
    Wells Fargo VT Equity Income                            11              -              -             -
    Wells Fargo VT Large Company Growth                     33              -              -             -
    Wells Fargo VT Small Cap Growth                          7              -              -             -

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

7.       Changes in Units

         The changes in units outstanding for the years ended December 31, 2003 and 2002 are shown in the following table. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA Contract. Updates to DVA Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract).

                                                                             Year ended December 31
                                                                      2003                               2002
                                                       -----------------------------------  -----------------------------------
                                                                                  Net                                   Net
                                                         Units        Units     Increase       Units      Units       Increase
                                                         Issued     Redeemed   (Decrease)     Issued     Redeemed    (Decrease)
                                                       ----------  ----------  -----------  ----------  ----------  -----------
ING GET Fund:
  ING GET Fund - Series N                                   2,813     582,838    (580,025)      43,042     189,804    (146,762)
  ING GET Fund - Series P                                 427,496   3,875,525  (3,448,029)     772,618   1,720,085    (947,467)
  ING GET Fund - Series Q                                 540,093   4,702,920  (4,162,827)  18,122,750   1,458,265  16,664,485
  ING GET Fund - Series R                                 662,537   4,700,603  (4,038,066)  18,803,947   1,893,348  16,910,599
  ING GET Fund - Series S                                 778,306   7,069,347  (6,291,041)  22,953,264   1,085,776  21,867,488
  ING GET Fund - Series T                               1,110,001   9,134,206  (8,024,205)  23,875,059     232,370  23,642,689
  ING GET Fund - Series U                              27,424,655  11,466,254  15,958,401      104,774           -     104,774
  ING GET Fund - Series V                              39,493,072   5,925,624  33,567,448            -           -           -
ING Investors Trust:
  ING AIM Mid-Cap Growth (Service Class)               20,239,308  18,505,860   1,733,448   39,062,471  42,593,565  (3,531,094)
  ING AIM Mid-Cap Growth (Advisor Class)                  244,294      17,832     226,462        8,044           -       8,044
  ING Alliance Mid-Cap Growth (Service Class)          30,683,632  27,132,870   3,550,762   12,673,641  14,350,360  (1,676,719)
  ING Alliance Mid-Cap Growth (Advisor Class)             289,350      33,689     255,661        3,459           -       3,459
  ING American Funds Growth                            13,769,489   1,471,401  12,298,088            -           -           -
  ING American Funds Growth-Income                     10,140,145   1,034,017   9,106,128            -           -           -
  ING American Funds International                      4,737,237     831,014   3,906,223            -           -           -
  ING Capital Guardian Large Cap Value (Service Class) 31,963,365  15,626,833  16,336,532   22,131,127  10,157,539  11,973,588
  ING Capital Guardian Large Cap Value (Advisor Class)    626,639     164,468     462,171       32,499           -      32,499
  ING Capital Guardian Managed Global (Service Class)   9,589,344   6,596,769   2,992,575   29,219,248  27,211,114   2,008,134

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                 Year ended December 31
                                                                       2003                                2002
                                                        ------------------------------------ ---------------------------------------
                                                                                     Net                                    Net
                                                            Units      Units       Increase    Units       Units         Increase
                                                            Issued    Redeemed    (Decrease)   Issued     Redeemed      (Decrease)
                                                        ----------- ------------ ----------- ----------- ----------- ---------------
ING Investors Trust (continued):
  ING Capital Guardian Managed Global (Advisor Class)      160,376       13,074     147,302       4,848           -          4,848
  ING Capital Guardian Small Cap (Service Class)        23,836,823   20,086,014   3,750,809  31,167,383  33,693,558     (2,526,175)
  ING Capital Guardian Small Cap (Advisor Class)           288,617       11,915     276,702      14,125           -         14,125
  ING Developing World (Service Class)                  13,707,508   11,144,731   2,562,777  31,632,928   7,268,250     24,364,678
  ING Developing World (Advisor Class)                     141,785        9,786     131,999      96,894         124         96,770
  ING Eagle Asset Value Equity (Service Class)           5,456,564    5,513,235     (56,671)  8,835,743   8,086,769        748,974
  ING Eagle Asset Value Equity (Advisor Class)              91,756       16,399      75,357      12,051         923         11,128
  ING FMR Diversified Mid-Cap (Service Class)            9,117,415    4,385,125   4,732,290  38,357,135  38,795,832       (438,697)
  ING FMR Diversified Mid-Cap (Advisor Class)              312,293       32,870     279,423       8,162           3          8,159
  ING Goldman Sachs Internet Tollkeeper (Service Class)  9,293,284    3,690,700   5,602,584   3,969,315   1,909,841      2,059,474
  ING Goldman Sachs Internet Tollkeeper (Advisor Class)    202,253       27,084     175,169       5,119           -          5,119
  ING Hard Assets (Service Class)                        9,957,046    8,031,960   1,925,086   8,767,576   6,176,025      2,591,551
  ING Hard Assets (Advisor Class)                          214,555       17,599     196,956       9,841           -          9,841
  ING International (Service Class)                     45,122,881   44,094,402   1,028,479  88,470,226  88,235,675        234,551
  ING International (Advisor Class)                        392,995       17,995     375,000      25,956           3         25,953
  ING Janus Growth and Income (Service Class)           15,080,009    7,058,656   8,021,353  11,879,305   3,750,330      8,128,975
  ING Janus Growth and Income (Advisor Class)              676,501      120,816     555,685      60,374           -         60,374
  ING Janus Special Equity (Service Class)               4,712,526    2,282,039   2,430,487   2,057,335   1,380,067        677,268
  ING Janus Special Equity (Advisor Class)                  54,493        3,864      50,629       5,773           -          5,773
  ING Jennison Equity Opportunities (Service Class)      7,487,170    8,997,369  (1,510,199) 10,707,624   7,860,701      2,846,923
  ING Jennison Equity Opportunities (Advisor Class)        134,102        6,870     127,232      68,680       3,462         65,218
  ING JPMorgan Fleming Small Cap Equity (Service Class)  6,441,180    1,314,781   5,126,399   1,450,310     238,479      1,211,831
  ING JPMorgan Fleming Small Cap Equity (Advisor Class)    886,242       51,332     834,910      53,904           3         53,901
  ING Julius Baer Foreign (Service Class)                5,465,920    2,801,803   2,664,117   2,304,452   1,696,647        607,805
  ING Julius Baer Foreign (Advisor Class)                  208,049       21,627     186,422      16,921          29         16,892

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                    Year ended December 31
                                                                         2003                                 2002
                                                        -------------------------------------- -------------------------------------
                                                                                        Net                                 Net
                                                            Units       Units        Increase      Units       Units      Increase
                                                            Issued     Redeemed     (Decrease)     Issued     Redeemed   (Decrease)
                                                        ------------ ------------ ------------ ------------ ----------- ----------
ING Investors Trust (continued):
 ING Limited Maturity Bond                               22,024,027   23,493,026   (1,468,999)  19,089,421   10,093,155   8,996,266
 ING Liquid Assets (Service Class)                      263,960,840  281,659,270  (17,698,430) 432,718,159  435,462,419  (2,744,260)
 ING Liquid Assets (Advisor Class)                        1,605,225    1,295,814      309,411      376,779      196,446     180,333
 ING Marisco Growth (Service Class)                      27,316,330   23,711,846    3,604,484   88,418,811  101,385,523 (12,966,712)
 ING Marisco Growth (Advisor Class)                         692,233       47,674      644,559        9,416            -       9,416
 ING Mercury Focus Value (Service Class)                  2,390,740      669,562    1,721,178      927,802      217,748     710,054
 ING Mercury Focus Value (Advisor Class)                     62,575        5,799       56,776        4,735            -       4,735
 ING Mercury Fundamental Growth (Service Class)           1,342,793      314,981    1,027,812      412,537       67,974     344,563
 ING Mercury Fundamental Growth (Advisor Class)              68,767        7,459       61,308       11,445            7      11,438
 ING MFS(R) Mid-Cap Growth (Service Class)               25,134,567   23,309,608    1,824,959   37,536,301   39,509,334  (1,973,033)
 ING MFS(R) Mid-Cap Growth (Advisor Class)                  730,445       64,597      665,848       56,277            2      56,275
 ING MFS(R) Research (Service Class)                     13,516,901   14,641,938   (1,125,037)  14,355,356   17,693,135  (3,337,779)
 ING MFS(R) Research (Advisor Class)                        151,542       20,594      130,948       33,623            -      33,623
 ING MFS(R) Total Return (Service Class)                 24,648,572   17,000,181    7,648,391   17,689,754   11,652,054   6,037,700
 ING MFS(R) Total Return (Advisor Class)                  1,428,064      107,319    1,320,745      100,210        5,006      95,204
 ING PIMCO Core Bond (Service Class)                     41,045,236   35,097,502    5,947,734   58,286,404   59,112,337    (825,933)
 ING PIMCO Core Bond (Advisor Class)                      2,063,501      587,700    1,475,801       32,995           27      32,968
 ING Salomon Brothers All Cap (Service Class)            21,857,383   14,656,980    7,200,403   14,295,321   10,877,332   3,417,989
 ING Salomon Brothers All Cap (Advisor Class)               477,684       24,492      453,192       18,492            -      18,492
 ING Salomon Brothers Investors (Service Class)           5,618,795    3,949,522    1,669,273    5,380,431    2,510,400   2,870,031
 ING Salomon Brothers Investors (Advisor Class)              55,667        5,391       50,276       30,514           17      30,497
 ING T. Rowe Price Capital Appreciation (Service Class)  18,480,713   11,934,957    6,545,756   16,893,498    5,743,297  11,150,201
 ING T. Rowe Price Capital Appreciation (Advisor Class)   1,667,923      111,132    1,556,791       92,813        3,431      89,382
 ING T. Rowe Price Equity Income (Service Class)         13,716,461    7,870,709    5,845,752      715,898      157,257     558,641
 ING T. Rowe Price Equity Income (Advisor Class)            946,179      115,013      831,166       47,562            -      47,562

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                     Year ended December 31
                                                              2003                           2002
                                                  ----------------------------- ----------------------------------
                                                                          Net                             Net
                                                    Units    Units     Increase     Units     Units     Increase
                                                    Issued  Redeemed  (Decrease)   Issued    Redeemed   (Decrease)
                                                  --------- --------- ---------- ---------- ---------- -----------
ING Investors Trust (continued):
 ING UBS U.S. Balanced (Service Class)            3,555,272 1,900,413 1,654,859  2,524,223  1,691,382     832,841
 ING UBS U.S. Balanced (Advisor Class)               85,480       597    84,883          -          -           -
 ING Van Kampen Equity Growth (Service Class)     3,278,306   691,267 2,587,039  8,678,192  2,364,577   6,313,615
 ING Van Kampen Equity Growth (Advisor Class)       481,686    23,976   457,710     23,763        590      23,173
 ING Van Kampen Global Franchise (Service Class)  6,033,511 2,399,718 3,633,793  2,512,607    851,207   1,661,400
 ING Van Kampen Global Franchise (Advisor Class)  1,292,472   134,695 1,157,777     78,879      4,514      74,365
 ING Van Kampen Growth and Income (Service Class) 9,697,228 9,299,298   397,930  5,686,825  8,964,808  (3,277,983)
 ING Van Kampen Growth and Income (Advisor Class) 2,180,618   321,267 1,859,351    105,373      4,220     101,153
 ING Van Kampen Real Estate (Service Class)       7,319,516 5,201,384 2,118,132  6,070,387  3,723,970   2,346,417
 ING Van Kampen Real Estate (Advisor Class)         505,929    53,365   452,564     28,719          3      28,716
ING Partners, Inc.:
 ING Alger Aggressive Growth                         65,235    12,689    52,546          -          -           -
 ING Alger Growth Portfolio                          12,186     2,782     9,404      5,956          -       5,956
 ING American Century Small Cap Value                14,721       287    14,434        215          -         215
 ING Baron Small Cap Growth                          90,459     1,243    89,216          -          -           -
 ING JPMorgan Fleming International               1,355,419   677,674   677,745      1,232          -       1,232
 ING JPMorgan Mid Cap Value                         527,569    33,903   493,666        950         31         919
 ING MFS(R) Capital Opportunities (Initial Class)   275,325    95,137   180,188     39,538      6,696      32,842
 ING MFS(R) Capital Opportunities (Service Class)    32,298        15    32,283    169,917     39,170     130,747
 ING MFS(R) Global Growth                           160,424    22,562   137,862     10,569          -      10,569
 ING MFS(R) Research Equity                          10,430        37    10,393          -          -           -
 ING OpCap Balanced Value                            23,882        68    23,814      9,184        144       9,040
 ING PIMCO Total Return                             158,515    37,896   120,619     16,208          -      16,208
 ING Salomon Brothers Aggressive Growth           1,900,446   615,504 1,284,942          -          -           -
 ING Salomon Brothers Fundamental Value              62,039     7,006    55,033     57,930      2,748      55,182

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                            Year ended December 31
                                                              2003                                        2002
                                           ------------------------------------------- --------------------------------------------
                                                                             Net                                          Net
                                              Units          Units         Increase        Units          Units        Increase
                                              Issued        Redeemed      (Decrease)      Issued        Redeemed      (Decrease)
                                           -------------  -------------  ------------- -------------- -------------- --------------
ING Partners, Inc. (continued):
    ING Salomon Brothers Investors Value         37,838          2,273         35,565            487              -            487
    ING T. Rowe Price Growth Equity             227,525         17,367        210,158         19,085              -         19,085
    ING UBS Tactical Asset Allocation            10,498          1,710          8,788            297              -            297
    ING Van Kampen Comstock                   4,136,428        795,326      3,341,102        218,552          8,852        209,700
ING Variable Insurance Trust:
    ING GET U.S. Core Portfolio - Series 1   24,292,343      2,721,588     21,570,755              -              -              -
    ING GET U.S. Core Portfolio - Series 2   16,910,671        218,793     16,691,878              -              -              -
    ING GET U.S. Core Portfolio - Series 3      915,632         18,683        896,949              -              -              -
    ING VIT Worldwide Growth                  5,334,548      2,955,189      2,379,359      4,884,109      2,447,811      2,436,298
ING Variable Portfolios, Inc.:
    ING VP Balanced                             116,275          6,785        109,490              -              -              -
    ING VP Bond                              15,174,268     13,388,596      1,785,672      7,230,384      2,562,132      4,668,252
    ING VP Growth                                39,910         14,404         25,506          6,679            110          6,569
    ING VP Index Plus LargeCap                9,215,533      3,211,932      6,003,601        989,798        442,688        547,110
    ING VP Index Plus MidCap                  2,015,920        923,833      1,092,087      1,075,901        467,221        608,680
    ING VP Index Plus SmallCap                1,534,395        579,748        954,647      1,032,462        634,554        397,908
    ING VP International Equity                  20,184          2,092         18,092              -              -              -
    ING VP Small Company                         74,835         13,928         60,907         27,484          6,772         20,712
    ING VP Value Opportunity                    159,786         42,748        117,038        162,657         30,086        132,571
ING Variable Products Trust:
    ING VP Convertible                          330,356        111,896        218,460        111,643         22,720         88,923
    ING VP Growth and Income                    161,032         18,186        142,846              -              -              -
    ING VP Growth Opportunities               3,154,558      1,227,767      1,926,791      1,984,390        760,395      1,223,995
    ING VP International Value                   61,584         18,501         43,083          5,020             82          4,938
    ING VP Large Company Value                  195,658        315,735       (120,077)       151,517         46,425        105,092

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                            Year ended December 31
                                                              2003                                        2002
                                           ------------------------------------------- --------------------------------------------
                                                                             Net                                          Net
                                              Units          Units         Increase        Units          Units        Increase
                                              Issued        Redeemed      (Decrease)      Issued        Redeemed      (Decrease)
                                           -------------  -------------  ------------- -------------- -------------- --------------
ING Variable Products Trust (continued):
    ING VP LargeCap Growth                      198,724        122,054         76,670        281,373        173,739        107,634
    ING VP MagnaCap                           2,070,135        782,965      1,287,170      1,873,780        706,779      1,167,001
    ING VP MidCap Opportunities                  26,831              8         26,823          1,700              -          1,700
    ING VP SmallCap Opportunities            12,410,160      4,513,193      7,896,967      6,167,933      1,352,225      4,815,708
AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation                 7,484          3,211          4,273          3,701              -          3,701
    AIM V.I. Core Equity                         12,098              8         12,090          4,961              -          4,961
    AIM V.I. Dent Demographic Trends          6,647,819      2,292,483      4,355,336      2,175,335        948,298      1,227,037
    AIM V.I. Growth                             274,535         93,371        181,164        129,633         51,493         78,140
    AIM V.I. Premier Equity                      10,766          3,838          6,928         11,714              -         11,714
AllianceBernstein Variable Products Series
    Fund, Inc.:
    AllianceBernstein Growth and Income         812,719        251,537        561,182        585,752        114,322        471,430
    AllianceBernstein Premier Growth            460,022        333,463        126,559        467,717        260,296        207,421
    AllianceBernstein Value                     472,742        183,509        289,233        298,200         42,183        256,017
Fidelity Variable Insurance Products Fund:
    Fidelity(R) VIP Contrafund(R)             1,779,394        347,498      1,431,896        540,071        148,494        391,577
    Fidelity(R) VIP Equity-Income            18,102,244      6,614,886     11,487,358      8,251,501      5,400,874      2,850,627
    Fidelity(R) VIP Growth                   38,300,438     19,520,348     18,780,090      8,076,321      4,495,778      3,580,543
    Fidelity(R) VIP Overseas                    613,141        545,358         67,783          1,171              -          1,171
Franklin Templeton Variable Insurance
    Products Trust:
    Franklin Small Cap Value Securities          18,497            377         18,120          1,965             25          1,940
The Galaxy VIP Fund:
    Galaxy VIP Asset Allocation                   1,260         78,971        (77,711)         1,789         52,447        (50,658)
    Galaxy VIP Growth and Income                      8         16,213        (16,205)           561          3,752         (3,191)
    Galaxy VIP High Quality Bond                      -         10,297        (10,297)         2,096          4,759         (2,663)
    Galaxy VIP Small Company Growth               1,242          7,799         (6,557)         1,172          1,052            120

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                            Year ended December 31
                                                             2003                                        2002
                                           ------------------------------------------- --------------------------------------------
                                                                             Net                                          Net
                                              Units          Units         Increase        Units          Units        Increase
                                              Issued        Redeemed      (Decrease)      Issued        Redeemed      (Decrease)
                                           -------------  -------------  ------------- -------------- -------------- --------------
Greenwich Street Series Fund:
    Greenwich Appreciation                        2,140          5,725         (3,585)         4,624          4,584             40
INVESCO Variable Investment Funds, Inc.:                                            -
    INVESCO VIF - Financial Services          9,715,318      6,670,182      3,045,136      8,952,534      6,278,761      2,673,773
    INVESCO VIF - Health Sciences            15,231,350     10,188,192      5,043,158     11,553,067      8,591,990      2,961,077
    INVESCO VIF - Leisure                     3,256,460        748,922      2,507,538      1,002,159        278,062        724,097
    INVESCO VIF - Utilities                   4,192,548      1,736,129      2,456,419      1,413,473        305,358      1,108,115
Janus Aspen Series:
    Janus Aspen Series Balanced                 421,393         47,868        373,525         57,501          3,830         53,671
    Janus Aspen Series Flexible Income          181,934         42,626        139,308         25,934            170         25,764
    Janus Aspen Series Growth                    92,866         16,222         76,644         26,711             20         26,691
    Janus Aspen Series Worldwide Growth       3,066,592      2,725,678        340,914     13,323,220     12,946,666        376,554
Liberty Variable Insurance Trust:
    Colonial Small Cap Value                  3,666,414        699,990      2,966,424              -              -              -
Liberty Variable Series:
    Liberty Asset Allocation                     58,374          8,193         50,181              -              -              -
    Liberty Equity                               17,945         11,418          6,527          2,539         15,793        (13,254)
    Liberty Federal Securities                   12,474          3,869          8,605              -              -              -
    Liberty Small Company Growth                  6,299          1,313          4,986              -              -              -
Oppenheimer Variable Accounts Fund:
    Oppenheimer Global Securities               243,106         13,364        229,742         29,681          2,882         26,799
    Oppenheimer Strategic Bond                   88,167         29,331         58,836          5,028          3,500          1,528
PIMCO Variable Insurance Trust:
    PIMCO High Yield                         70,549,933     50,078,253     20,471,680     27,197,895     19,409,516      7,788,379
    PIMCO StocksPLUS Growth and Income        8,167,955     12,300,696     (4,132,741)    13,357,877     14,285,763       (927,886)

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                           Year ended December 31
                                                            2003                                          2002
                                        --------------------------------------------- ----------------------------------------------
                                                                            Net                                           Net
                                            Units          Units         Increase         Units          Units          Increase
                                           Issued         Redeemed      (Decrease)       Issued         Redeemed       (Decrease)
                                        -------------- --------------- -------------- -------------- --------------- ---------------
Pioneer Variable Contracts Trust:
    Pioneer Equity-Income                      91,561          14,035         77,526         21,635              61          21,574
    Pioneer Fund                            6,575,983       2,345,851      4,230,132      3,769,608       1,315,200       2,454,408
    Pioneer Mid-Cap Value                  12,983,227       3,520,104      9,463,123      7,875,737       2,670,048       5,205,689
    Pioneer Small Company                     380,789         153,965        226,824        431,876          92,472         339,404
ProFunds VP:
    ProFund VP Bull                        45,236,028      39,510,148      5,725,880     18,816,487      16,427,269       2,389,218
    ProFund VP Europe 30                   27,515,639      26,105,711      1,409,928     50,746,741      48,922,218       1,824,523
    ProFund VP Rising Rates Opportunity     3,678,414       1,221,881      2,456,533              -               -               -
    ProFund VP Small Cap                   51,869,933      44,621,619      7,248,314     44,254,935      41,001,972       3,252,963
Prudential Series Fund, Inc.:
    Jennison                                7,101,405       5,126,319      1,975,086     45,072,785      43,503,839       1,568,946
    SP Jennison International Growth       20,418,826      11,908,116      8,510,710     10,464,472       8,810,383       1,654,089
Putnam Variable Trust:
    Putnam VT Discovery Growth                210,296          78,555        131,741        227,745          22,636         205,109
    Putnam VT Growth and Income               245,886         127,759        118,127        199,811          27,845         171,966
    Putnam VT International Growth
       and Income                             218,826         196,346         22,480        355,859          48,525         307,334
Travelers Series Fund Inc.:
    Smith Barney High Income                      453           7,012         (6,559)            35           3,035          (3,000)
    Smith Barney International
       All Cap Growth                             996           3,826         (2,830)            80           2,233          (2,153)
    Smith Barney Large Cap Value                1,738           5,226         (3,488)           114           3,173          (3,059)
    Smith Barney Money Market                  20,411          27,723         (7,312)            16           6,191          (6,175)
UBS Series Trust:
    UBS Tactical Allocation                   360,783          67,068        293,715        165,483          32,046         133,437

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                             Year ended December 31
                                                             2003                                          2002
                                           -------------------------------------------- --------------------------------------------
                                                                              Net                                          Net
                                              Units          Units         Increase         Units          Units         Increase
                                             Issued         Redeemed      (Decrease)       Issued         Redeemed      (Decrease)
                                           ------------- --------------- -------------- -------------- --------------- -------------
Wells Fargo:
    Wells Fargo VT Asset Allocation               2,338               1          2,337              -               -             -
    Wells Fargo VT Equity Income                    982               -            982              -               -             -
    Wells Fargo VT Large Company Growth           3,283               -          3,283              -               -             -
    Wells Fargo VT Small Cap Growth                 661               -            661              -               -             -

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

8.       Unit Summary

         Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2003 follows:

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING GET Fund - Series N
Contracts in accumulation period:
    Band 26                                                   306,666.873         $ 10.38        $ 3,183,202
    Band 27                                                   199,118.420           10.30          2,050,920
    Band 28                                                   115,223.762           10.26          1,182,196
    Band 29                                                   738,715.417           10.25          7,571,833
    Band 30                                                   541,175.985           10.17          5,503,760
    Band 31                                                   381,361.424           10.14          3,867,005
                                                       -------------------                 ------------------
                                                            2,282,261.881                       $ 23,358,916
                                                       ===================                 ==================
ING GET Fund - Series P
Contracts in accumulation period:
    Band 9                                                     61,366.316         $ 10.10          $ 619,800
    Band 13                                                    10,492.650           10.06            105,556
    Band 15                                                     3,664.446           10.02             36,718
    Band 26                                                 1,300,508.766           10.26         13,343,220
    Band 27                                                   836,558.715           10.18          8,516,168
    Band 28                                                   329,076.712           10.15          3,340,129
    Band 29                                                 3,664,915.838           10.14         37,162,247
    Band 30                                                 2,915,675.476           10.07         29,360,852
    Band 31                                                 1,599,890.221           10.03         16,046,899
    Band 32                                                    97,874.282            9.97            975,807
    Band 33                                                    34,537.491            9.92            342,612
    Band 34                                                    25,855.135            9.89            255,707
                                                       -------------------                 ------------------
                                                           10,880,416.048                      $ 110,105,715
                                                       ===================                 ==================
ING GET Fund - Series Q
Contracts in accumulation period:
    Band 9                                                    525,008.360         $ 10.33        $ 5,423,336
    Band 13                                                   207,578.538           10.29          2,135,983
    Band 15                                                    77,172.441           10.25            791,018
    Band 26                                                 1,505,112.868           10.47         15,758,532
    Band 27                                                 1,216,248.482           10.40         12,648,984
    Band 28                                                   368,577.614           10.37          3,822,150
    Band 29                                                 3,411,365.277           10.36         35,341,744
    Band 30                                                 2,803,457.777           10.29         28,847,581
    Band 31                                                 1,369,896.037           10.26         14,055,133
    Band 32                                                   810,606.091           10.20          8,268,182
    Band 33                                                   161,789.072           10.16          1,643,777
    Band 34                                                   232,820.281           10.13          2,358,469
    Band 35                                                     2,495.775           10.51             26,231
                                                       -------------------                 ------------------
                                                           12,692,128.613                      $ 131,121,120
                                                       ===================                 ==================
ING GET Fund - Series R
Contracts in accumulation period:
    Band 9                                                    914,950.709         $ 10.48        $ 9,588,683
    Band 13                                                   176,700.935           10.44          1,844,758
    Band 15                                                    90,893.722           10.41            946,204

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING GET Fund - Series R (continued)
    Band 26                                                 1,584,726.532         $ 10.60       $ 16,798,101
    Band 27                                                   846,381.098           10.54          8,920,857
    Band 28                                                   414,555.023           10.51          4,356,973
    Band 29                                                 3,182,193.328           10.50         33,413,030
    Band 30                                                 2,586,380.269           10.44         27,001,810
    Band 31                                                 1,402,678.454           10.42         14,615,909
    Band 32                                                   828,953.862           10.36          8,587,962
    Band 33                                                   381,559.358           10.32          3,937,693
    Band 34                                                   445,753.456           10.30          4,591,261
    Band 35                                                    12,641.311           10.64            134,504
    Band 36                                                     4,164.678           10.60             44,146
                                                       -------------------                 ------------------
                                                           12,872,532.735                      $ 134,781,891
                                                       ===================                 ==================
ING GET Fund - Series S
Contracts in accumulation period:
    Band 9                                                    865,343.638         $ 10.40        $ 8,999,574
    Band 13                                                   493,211.782           10.36          5,109,674
    Band 15                                                   226,258.832           10.34          2,339,516
    Band 26                                                 1,945,925.181           10.50         20,432,214
    Band 27                                                   800,378.701           10.45          8,363,957
    Band 28                                                   393,880.369           10.43          4,108,172
    Band 29                                                 4,136,296.637           10.42         43,100,211
    Band 30                                                 2,619,451.377           10.37         27,163,711
    Band 31                                                 1,565,123.193           10.35         16,199,025
    Band 32                                                 1,335,643.674           10.30         13,757,130
    Band 33                                                   868,639.548           10.27          8,920,928
    Band 34                                                   306,605.126           10.24          3,139,636
    Band 35                                                    14,897.421           10.54            157,019
    Band 36                                                     4,792.179           10.50             50,318
                                                       -------------------                 ------------------
                                                           15,576,447.658                      $ 161,841,085
                                                       ===================                 ==================
ING GET Fund - Series T
Contracts in accumulation period:
    Band 6                                                     40,072.976         $ 10.47          $ 419,564
    Band 9                                                  1,117,865.088           10.44         11,670,512
    Band 10                                                    19,502.374           10.43            203,410
    Band 12                                                   125,394.606           10.42          1,306,612
    Band 13                                                   416,352.344           10.41          4,334,228
    Band 15                                                   269,372.655           10.39          2,798,782
    Band 20                                                    68,358.049           10.40            710,924
    Band 26                                                 1,444,611.269           10.53         15,211,757
    Band 27                                                   785,952.098           10.49          8,244,638
    Band 28                                                   293,092.363           10.47          3,068,677
    Band 29                                                 3,952,416.085           10.46         41,342,272
    Band 30                                                 2,325,950.664           10.42         24,236,406
    Band 31                                                 1,700,529.135           10.40         17,685,503
    Band 32                                                 1,589,097.556           10.36         16,463,051

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING GET Fund - Series T (continued)
    Band 33                                                   841,476.477         $ 10.33        $ 8,692,452
    Band 34                                                   530,293.976           10.31          5,467,331
    Band 35                                                    96,751.905           10.56          1,021,700
    Band 36                                                     1,394.248           10.53             14,681
                                                       -------------------                 ------------------
                                                           15,618,483.868                      $ 162,892,500
                                                       ===================                 ==================
ING GET Fund - Series U
Contracts in accumulation period:
    Band 6                                                    269,723.866         $ 10.55        $ 2,845,587
    Band 9                                                  1,896,116.573           10.53         19,966,108
    Band 10                                                     6,370.325           10.52             67,016
    Band 12                                                    34,269.306           10.51            360,170
    Band 13                                                   434,915.187           10.50          4,566,609
    Band 15                                                   415,851.683           10.49          4,362,284
    Band 20                                                   194,409.460           10.50          2,041,299
    Band 26                                                 1,587,162.392           10.60         16,823,921
    Band 27                                                   591,364.282           10.57          6,250,720
    Band 28                                                   548,393.800           10.55          5,785,555
    Band 29                                                 3,652,785.395           10.54         38,500,358
    Band 30                                                 1,727,713.074           10.51         18,158,264
    Band 31                                                 1,198,705.146           10.49         12,574,417
    Band 32                                                 1,576,747.812           10.46         16,492,782
    Band 33                                                   931,659.888           10.44          9,726,529
    Band 34                                                   728,767.611           10.42          7,593,759
    Band 35                                                   262,177.797           10.62          2,784,328
    Band 36                                                     6,041.319           10.60             64,038
                                                       -------------------                 ------------------
                                                           16,063,174.916                      $ 168,963,744
                                                       ===================                 ==================
ING GET Fund - Series V
Contracts in accumulation period:
    Band 6                                                    374,572.464          $ 9.73        $ 3,644,590
    Band 7                                                      5,272.363            9.73             51,300
    Band 9                                                  2,946,384.912            9.72         28,638,861
    Band 10                                                    57,051.690            9.71            553,972
    Band 12                                                    63,445.335            9.70            615,420
    Band 13                                                   653,998.959            9.70          6,343,790
    Band 14                                                    12,130.715            9.69            117,547
    Band 15                                                   917,110.678            9.69          8,886,802
    Band 17                                                   108,973.342            9.68          1,054,862
    Band 19                                                     7,051.923            9.66             68,122
    Band 20                                                   102,454.126            9.70            993,805
    Band 26                                                 3,891,594.220            9.77         38,020,876
    Band 27                                                   997,359.657            9.74          9,714,283
    Band 28                                                   652,416.000            9.73          6,348,008
    Band 29                                                 9,197,569.170            9.73         89,492,348
    Band 30                                                 4,412,798.330            9.70         42,804,144
    Band 31                                                 2,627,419.972            9.69         25,459,700

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING GET Fund - Series V (continued)
    Band 32                                                 3,252,228.838          $ 9.67       $ 31,449,053
    Band 33                                                 1,003,898.930            9.65          9,687,625
    Band 34                                                 1,617,654.799            9.64         15,594,192
    Band 35                                                   626,952.919            9.78          6,131,600
    Band 36                                                    19,697.056            9.77            192,440
    Band 37                                                    19,411.677            9.76            189,458
                                                       -------------------                 ------------------
                                                           33,567,448.075                      $ 326,052,798
                                                       ===================                 ==================
ING AIM Mid-Cap Growth (Service Class)
Currently payable annuity contracts:
    Band 2                                                     12,111.255         $ 14.54          $ 176,098
Contracts in accumulation period:
    Band 1                                                      7,913.416           14.78            116,960
    Band 2                                                    121,383.844           14.54          1,764,921
    Band 3                                                      6,081.762           14.12             85,874
    Band 4                                                    227,339.440           14.26          3,241,860
    Band 5                                                    153,177.125           14.18          2,172,052
    Band 6                                                  2,884,535.198           14.08         40,614,256
    Band 7                                                  2,190,339.352           14.01         30,686,654
    Band 8                                                  1,824,860.839           13.91         25,383,814
    Band 9                                                    680,328.569           13.83          9,408,944
    Band 10                                                   477,375.136           13.77          6,573,456
    Band 11                                                 2,492,964.282           13.72         34,203,470
    Band 12                                                   542,810.495           13.66          7,414,791
    Band 13                                                 1,533,656.739           13.60         20,857,732
    Band 14                                                 2,013,485.063           13.49         27,161,914
    Band 15                                                     2,798.367           13.43             37,582
    Band 16                                                    28,481.371           13.32            379,372
    Band 17                                                   224,903.425           13.26          2,982,219
    Band 18                                                    53,896.345           13.21            711,971
    Band 19                                                    74,897.327           13.10            981,155
    Band 20                                                   392,810.109           13.54          5,318,649
    Band 21                                                    90,471.301           13.37          1,209,601
    Band 25                                                    21,104.424           14.66            309,391
                                                       -------------------                 ------------------
                                                           16,057,725.184                      $ 221,792,736
                                                       ===================                 ==================
ING AIM Mid-Cap Growth (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     44,565.755         $ 13.68          $ 609,660
    Band 10                                                    20,359.369           13.63            277,498
    Band 11                                                       768.519           13.62             10,467
    Band 12                                                    29,384.378           13.62            400,215
    Band 20                                                   139,428.065           13.60          1,896,222
                                                       -------------------                 ------------------
                                                              234,506.086                        $ 3,194,062
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Alliance Mid-Cap Growth (Service Class)
Contracts in accumulation period:
    Band 1                                                      1,611.319         $ 17.43           $ 28,085
    Band 2                                                    133,925.966           17.16          2,298,170
    Band 3                                                      7,243.628           16.69            120,896
    Band 4                                                    305,659.817           16.83          5,144,255
    Band 5                                                    210,563.291           16.76          3,529,041
    Band 6                                                  5,531,902.003           16.63         91,995,530
    Band 7                                                  2,956,815.879           16.56         48,964,871
    Band 8                                                  4,192,754.178           16.43         68,886,951
    Band 9                                                    691,121.518           16.37         11,313,659
    Band 10                                                   845,093.901           16.31         13,783,482
    Band 11                                                 5,800,164.205           16.24         94,194,667
    Band 12                                                   888,765.283           16.18         14,380,222
    Band 13                                                 2,304,112.209           16.11         37,119,248
    Band 14                                                 2,753,698.265           15.99         44,031,635
    Band 15                                                       219.990           15.92              3,502
    Band 16                                                    81,202.977           15.80          1,283,007
    Band 17                                                   439,259.479           15.74          6,913,944
    Band 18                                                    88,833.572           15.67          1,392,022
    Band 19                                                   161,397.438           15.55          2,509,730
    Band 20                                                   719,928.443           16.05         11,554,852
    Band 21                                                   144,730.959           15.86          2,295,433
    Band 25                                                    68,581.801           17.29          1,185,779
                                                       -------------------                 ------------------
                                                           28,327,586.121                      $ 462,928,981
                                                       ===================                 ==================
ING Alliance Mid-Cap Growth (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     81,438.095         $ 17.21        $ 1,401,550
    Band 7                                                      2,796.127           17.20             48,093
    Band 10                                                    13,026.156           17.15            223,399
    Band 11                                                       269.397           17.14              4,617
    Band 12                                                    39,890.948           17.13            683,332
    Band 20                                                   132,365.662           17.10          2,263,453
                                                       -------------------                 ------------------
                                                              269,786.385                        $ 4,624,444
                                                       ===================                 ==================
ING American Funds Growth
Contracts in accumulation period:
    Band 2                                                      5,392.223         $ 10.79           $ 58,182
    Band 4                                                     15,975.213           10.78            172,213
    Band 5                                                     48,699.833           10.78            524,984
    Band 6                                                  1,622,037.822           10.77         17,469,347
    Band 7                                                  1,642,217.260           10.77         17,686,680
    Band 8                                                    388,436.206           10.77          4,183,458
    Band 9                                                    141,174.360           10.76          1,519,036
    Band 10                                                 1,003,540.584           10.76         10,798,097
    Band 11                                                   964,596.171           10.76         10,379,055
    Band 12                                                   601,447.857           10.76          6,471,579

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING American Funds Growth (continued)
    Band 13                                                   913,862.154         $ 10.76        $ 9,833,157
    Band 14                                                 1,714,683.933           10.75         18,432,852
    Band 15                                                    68,411.491           10.75            735,424
    Band 16                                                    69,134.969           10.75            743,201
    Band 17                                                   855,247.641           10.75          9,193,912
    Band 18                                                    10,783.134           10.74            115,811
    Band 19                                                   193,355.922           10.74          2,076,643
    Band 20                                                   911,850.157           10.76          9,811,508
    Band 21                                                   290,166.954           10.75          3,119,295
    Band 26                                                    67,366.693           10.79            726,887
    Band 27                                                    96,407.187           10.78          1,039,269
    Band 28                                                    25,616.661           10.77            275,891
    Band 29                                                   221,914.697           10.77          2,390,021
    Band 30                                                   112,359.464           10.76          1,208,988
    Band 31                                                    71,294.696           10.75            766,418
    Band 32                                                    65,585.576           10.74            704,389
    Band 33                                                    39,614.483           10.74            425,460
    Band 34                                                    92,431.090           10.73            991,786
    Band 41                                                    12,574.365           10.76            135,300
    Band 42                                                     4,180.380           10.75             44,939
    Band 43                                                    27,728.687           10.75            298,083
                                                       -------------------                 ------------------
                                                           12,298,087.863                      $ 132,331,865
                                                       ===================                 ==================
ING American Funds Growth-Income
Contracts in accumulation period:
    Band 2                                                      3,218.112         $ 11.01           $ 35,431
    Band 4                                                     35,321.437           11.00            388,536
    Band 5                                                     17,838.244           10.99            196,042
    Band 6                                                  1,024,471.344           10.99         11,258,940
    Band 7                                                  1,106,559.418           10.99         12,161,088
    Band 8                                                    397,600.019           10.98          4,365,648
    Band 9                                                    179,926.349           10.98          1,975,591
    Band 10                                                   536,261.484           10.98          5,888,151
    Band 11                                                   801,372.964           10.98          8,799,075
    Band 12                                                   440,852.611           10.98          4,840,562
    Band 13                                                   724,334.677           10.98          7,953,195
    Band 14                                                 1,307,734.550           10.97         14,345,848
    Band 15                                                    62,449.180           10.97            685,068
    Band 16                                                    34,591.800           10.97            379,472
    Band 17                                                   687,519.700           10.96          7,535,216
    Band 18                                                     5,852.945           10.96             64,148
    Band 19                                                   148,092.710           10.96          1,623,096
    Band 20                                                   563,173.275           10.97          6,178,011
    Band 21                                                   234,072.562           10.97          2,567,776
    Band 26                                                    61,848.113           11.01            680,948
    Band 27                                                    74,703.953           11.00            821,743
    Band 28                                                     8,019.393           10.99             88,133

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING American Funds Growth-Income (continued)
    Band 29                                                   241,790.217         $ 10.99        $ 2,657,274
    Band 30                                                    96,956.040           10.98          1,064,577
    Band 31                                                    79,329.564           10.97            870,245
    Band 32                                                    63,314.049           10.96            693,922
    Band 33                                                    42,882.033           10.95            469,558
    Band 34                                                    98,515.108           10.95          1,078,740
    Band 41                                                     5,164.329           10.98             56,704
    Band 42                                                       763.633           10.97              8,377
    Band 43                                                    21,597.902           10.96            236,713
                                                       -------------------                 ------------------
                                                            9,106,127.715                       $ 99,967,828
                                                       ===================                 ==================
ING American Funds International
Contracts in accumulation period:
    Band 2                                                      1,685.690         $ 11.63           $ 19,605
    Band 4                                                      8,123.614           11.62             94,396
    Band 5                                                     20,350.247           11.62            236,470
    Band 6                                                    580,504.856           11.62          6,745,466
    Band 7                                                    560,899.752           11.62          6,517,655
    Band 8                                                    137,440.405           11.61          1,595,683
    Band 9                                                     74,169.412           11.61            861,107
    Band 10                                                   241,840.493           11.61          2,807,768
    Band 11                                                   252,099.512           11.61          2,926,875
    Band 12                                                   173,633.511           11.60          2,014,149
    Band 13                                                   261,150.620           11.60          3,029,347
    Band 14                                                   532,960.314           11.60          6,182,340
    Band 15                                                    17,024.830           11.60            197,488
    Band 16                                                     9,589.556           11.59            111,143
    Band 17                                                   295,090.463           11.59          3,420,098
    Band 18                                                       579.223           11.59              6,713
    Band 19                                                    35,476.007           11.58            410,812
    Band 20                                                   255,174.387           11.60          2,960,023
    Band 21                                                    71,826.555           11.59            832,470
    Band 26                                                    40,607.943           11.64            472,676
    Band 27                                                   118,109.480           11.62          1,372,432
    Band 28                                                     8,572.460           11.62             99,612
    Band 29                                                    80,952.582           11.62            940,669
    Band 30                                                    32,143.782           11.60            372,868
    Band 31                                                    31,400.753           11.60            364,249
    Band 32                                                    25,451.566           11.59            294,984
    Band 33                                                    10,618.018           11.58            122,957
    Band 34                                                    23,925.966           11.57            276,823
    Band 41                                                     2,761.702           11.60             32,036
    Band 42                                                       488.357           11.60              5,665
    Band 43                                                     1,570.590           11.59             18,203
                                                       -------------------                 ------------------
                                                            3,906,222.646                       $ 45,342,782
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                    Division/Contract                             Units           Unit Value     Extended Value
----------------------------------------------------------  -------------------  -------------- ------------------
ING Capital Guardian Large Cap Value (Service Class)
Contracts in accumulation period:
    Band 2                                                          92,867.115         $ 10.31          $ 957,460
    Band 3                                                           2,150.089           10.17             21,866
    Band 4                                                         181,696.852           10.21          1,855,125
    Band 5                                                         765,936.940           10.19          7,804,897
    Band 6                                                       6,231,899.788           10.15         63,253,783
    Band 7                                                       9,374,552.928           10.13         94,964,221
    Band 8                                                       2,408,097.915           10.09         24,297,708
    Band 9                                                       1,352,700.519           10.07         13,621,694
    Band 10                                                      3,956,878.864           10.05         39,766,633
    Band 11                                                      5,242,836.259           10.03         52,585,648
    Band 12                                                      3,953,848.421           10.01         39,578,023
    Band 13                                                      6,791,259.937            9.99         67,844,687
    Band 14                                                      8,602,292.520            9.95         85,592,811
    Band 15                                                          6,646.170            9.93             65,996
    Band 16                                                        241,597.497            9.89          2,389,399
    Band 17                                                      2,105,769.024            9.87         20,783,940
    Band 18                                                        293,878.532            9.85          2,894,704
    Band 19                                                        628,348.853            9.81          6,164,102
    Band 20                                                      2,657,551.167            9.97         26,495,785
    Band 21                                                        897,773.250            9.91          8,896,933
    Band 24                                                          1,323.158           10.52             13,920
    Band 25                                                        148,177.455           10.36          1,535,118
                                                            -------------------                 ------------------
                                                                55,938,083.253                      $ 561,384,453
                                                            ===================                 ==================
ING Capital Guardian Large Cap Value (Advisor Class)
Contracts in accumulation period:
    Band 6                                                         190,134.611         $ 13.81        $ 2,625,759
    Band 7                                                           1,590.909           13.80             21,955
    Band 10                                                         12,221.772           13.76            168,172
    Band 11                                                          1,256.406           13.75             17,276
    Band 12                                                         76,903.410           13.74          1,056,653
    Band 20                                                        212,562.552           13.72          2,916,358
                                                            -------------------                 ------------------
                                                                   494,669.660                        $ 6,806,173
                                                            ===================                 ==================
ING Capital Guardian Managed Global (Service Class)
Currently payable annuity contracts:
    Band 2                                                           5,668.922         $ 19.42          $ 110,090
Contracts in accumulation period:
    Band 1                                                           9,169.659           19.86            182,109
    Band 2                                                       1,030,091.194           19.42         20,004,371
    Band 3                                                          15,761.005           18.68            294,416
    Band 4                                                         344,196.639           18.87          6,494,991
    Band 5                                                         299,049.209           18.74          5,604,182
    Band 6                                                       2,320,223.778           18.55         43,040,151
    Band 7                                                       2,876,283.130           18.42         52,981,135
    Band 8                                                       2,499,767.677           18.24         45,595,762

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                   Division/Contract                              Units          Unit Value      Extended Value
---------------------------------------------------------   ------------------- --------------  -----------------
ING Capital Guardian Managed Global (Service Class)
    (continued)
    Band 9                                                         583,925.242        $ 18.11       $ 10,574,886
    Band 10                                                      1,411,895.733          18.01         25,428,242
    Band 11                                                      1,425,811.732          17.91         25,536,288
    Band 12                                                        805,342.391          17.80         14,335,095
    Band 13                                                      1,938,963.334          17.70         34,319,651
    Band 14                                                      2,098,781.303          17.50         36,728,673
    Band 15                                                            821.678          17.40             14,297
    Band 16                                                         64,805.666          17.21          1,115,306
    Band 17                                                        451,641.584          17.11          7,727,588
    Band 18                                                         83,077.703          17.01          1,413,152
    Band 19                                                        163,907.667          16.82          2,756,927
    Band 20                                                        688,342.991          17.60         12,114,837
    Band 21                                                        204,339.644          17.30          3,535,076
    Band 24                                                          1,150.502          20.51             23,597
    Band 25                                                        128,549.328          19.60          2,519,567
                                                            -------------------                 -----------------
                                                                19,451,567.711                     $ 352,450,389
                                                            ===================                 =================
ING Capital Guardian Managed Global (Advisor Class)
Contracts in accumulation period:
    Band 6                                                          21,176.240        $ 13.76          $ 291,385
    Band 7                                                             649.283          13.75              8,928
    Band 10                                                          6,002.923          13.72             82,360
    Band 12                                                         34,405.343          13.70            471,353
    Band 20                                                         89,915.984          13.68          1,230,051
                                                            -------------------                 -----------------
                                                                   152,149.773                       $ 2,084,077
                                                            ===================                 =================
ING Capital Guardian Small Cap (Service Class)
Currently payable annuity contracts:
    Band 2                                                           2,158.064        $ 18.78           $ 40,528
Contracts in accumulation period:
    Band 1                                                          11,698.567          19.09            223,326
    Band 2                                                         189,632.908          18.78          3,561,306
    Band 3                                                          10,693.501          18.26            195,263
    Band 4                                                         290,583.447          18.41          5,349,641
    Band 5                                                         283,315.553          18.33          5,193,174
    Band 6                                                       5,701,158.596          18.19        103,704,075
    Band 7                                                       3,883,331.662          18.11         70,327,136
    Band 8                                                       3,768,841.098          17.97         67,726,075
    Band 9                                                         933,033.596          17.89         16,691,971
    Band 10                                                      1,326,176.319          17.82         23,632,462
    Band 11                                                      4,195,335.581          17.75         74,467,207
    Band 12                                                      1,161,532.589          17.68         20,535,896
    Band 13                                                      2,774,026.836          17.61         48,850,613
    Band 14                                                      3,243,333.821          17.46         56,628,609
    Band 15                                                          4,336.373          17.39             75,410
    Band 16                                                         72,310.808          17.25          1,247,361

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Capital Guardian Small Cap (Service Class)
    (continued)
    Band 17                                                   734,791.729         $ 17.18       $ 12,623,722
    Band 18                                                    90,552.930           17.11          1,549,361
    Band 19                                                   170,484.909           16.97          2,893,129
    Band 20                                                   927,953.844           17.53         16,267,031
    Band 21                                                   210,070.040           17.32          3,638,413
    Band 24                                                     1,340.173           19.55             26,200
    Band 25                                                   103,579.001           18.93          1,960,750
                                                       -------------------                 ------------------
                                                           30,090,271.945                      $ 537,408,659
                                                       ===================                 ==================
ING Capital Guardian Small Cap (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     81,529.273         $ 13.45        $ 1,096,569
    Band 7                                                      7,772.620           13.44            104,464
    Band 10                                                    14,297.114           13.40            191,581
    Band 11                                                     1,563.844           13.39             20,940
    Band 12                                                    28,630.217           13.38            383,072
    Band 20                                                   175,876.763           13.37          2,351,472
                                                       -------------------                 ------------------
                                                              309,669.831                        $ 4,148,098
                                                       ===================                 ==================
ING Developing World (Service Class)
Currently payable annuity contracts:
    Band 2                                                      8,107.076          $ 9.23           $ 74,828
Contracts in accumulation period:
    Band 1                                                     14,201.669            9.34            132,644
    Band 2                                                    404,830.062            9.23          3,736,581
    Band 3                                                     13,202.419            9.04            119,350
    Band 4                                                    166,780.362            9.09          1,516,033
    Band 5                                                    150,155.866            9.07          1,361,914
    Band 6                                                  2,328,297.363            9.01         20,977,959
    Band 7                                                  1,925,673.976            8.99         17,311,809
    Band 8                                                  1,347,744.852            8.93         12,035,362
    Band 9                                                    459,146.221            8.91          4,090,993
    Band 10                                                   472,272.814            8.88          4,193,783
    Band 11                                                 1,492,155.083            8.85         13,205,572
    Band 12                                                   410,102.047            8.83          3,621,201
    Band 13                                                   847,928.806            8.80          7,461,773
    Band 14                                                 1,334,968.093            8.75         11,680,971
    Band 15                                                       927.665            8.72              8,089
    Band 16                                                    55,207.921            8.67            478,653
    Band 17                                                   251,030.941            8.64          2,168,907
    Band 18                                                    22,799.723            8.62            196,534
    Band 19                                                    58,907.593            8.57            504,838
    Band 20                                                   380,832.094            8.77          3,339,897
    Band 21                                                    80,874.288            8.70            703,606
    Band 25                                                    38,950.784            9.28            361,463
                                                       -------------------                 ------------------
                                                           12,265,097.718                      $ 109,282,760
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Developing World (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     30,921.112         $ 14.00          $ 432,896
    Band 7                                                      8,004.844           14.00            112,068
    Band 10                                                    18,761.198           13.96            261,906
    Band 11                                                     3,860.569           13.95             53,855
    Band 12                                                    26,375.415           13.94            367,673
    Band 20                                                    52,234.545           13.92            727,105
                                                       -------------------                 ------------------
                                                              140,157.683                        $ 1,955,503
                                                       ===================                 ==================
ING Eagle Asset Value Equity (Service Class)
Currently payable annuity contracts:
    Band 2                                                        484.309         $ 19.18            $ 9,289
Contracts in accumulation period:
    Band 1                                                      4,086.003           19.53             79,800
    Band 2                                                    213,285.821           19.18          4,090,822
    Band 3                                                      8,927.676           18.58            165,876
    Band 4                                                    207,752.833           18.77          3,899,521
    Band 5                                                    115,811.317           18.67          2,162,197
    Band 6                                                  2,180,938.255           18.52         40,390,976
    Band 7                                                  1,291,039.694           18.41         23,768,041
    Band 8                                                  1,905,658.988           18.27         34,816,390
    Band 9                                                    266,585.502           18.16          4,841,193
    Band 10                                                   364,190.935           18.08          6,584,572
    Band 11                                                 1,958,386.717           17.99         35,231,377
    Band 12                                                   390,049.160           17.92          6,989,681
    Band 13                                                   983,870.712           17.84         17,552,254
    Band 14                                                 1,015,032.571           17.67         17,935,626
    Band 15                                                    15,779.790           17.59            277,567
    Band 16                                                    34,620.288           17.43            603,432
    Band 17                                                   228,990.248           17.35          3,972,981
    Band 18                                                    27,222.612           17.27            470,135
    Band 19                                                    58,775.546           17.12          1,006,237
    Band 20                                                   242,601.463           17.75          4,306,176
    Band 21                                                    78,240.292           17.51          1,369,988
    Band 25                                                    12,788.967           19.35            247,467
    Band 26                                                    15,302.960           19.27            294,888
    Band 27                                                     7,938.110           18.75            148,840
    Band 28                                                       562.331           18.49             10,398
    Band 29                                                    12,865.256           18.41            236,849
    Band 30                                                    16,345.235           17.91            292,743
    Band 31                                                    13,995.827           17.67            247,306
    Band 32                                                     8,400.123           17.21            144,566
    Band 33                                                     2,229.256           16.90             37,674
    Band 34                                                       475.512           16.67              7,927
                                                       -------------------                 ------------------
                                                           11,683,234.309                      $ 212,192,789
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Eagle Asset Value Equity (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     21,736.856         $ 11.87          $ 258,016
    Band 7                                                        451.996           11.86              5,361
    Band 10                                                       881.972           11.83             10,434
    Band 12                                                    14,549.959           11.82            171,981
    Band 20                                                    48,863.931           11.80            576,594
                                                       -------------------                 ------------------
                                                               86,484.714                        $ 1,022,386
                                                       ===================                 ==================
ING FMR Diversified Mid-Cap (Service Class)
Contracts in accumulation period:
    Band 2                                                     15,323.029          $ 9.64          $ 147,714
    Band 3                                                      1,885.203            9.53             17,966
    Band 4                                                     44,499.325            9.56            425,414
    Band 5                                                    176,724.716            9.55          1,687,721
    Band 6                                                  2,137,834.265            9.52         20,352,182
    Band 7                                                  2,850,228.843            9.50         27,077,174
    Band 8                                                    492,657.009            9.47          4,665,462
    Band 9                                                    241,130.260            9.45          2,278,681
    Band 10                                                 1,236,348.705            9.44         11,671,132
    Band 11                                                 1,406,797.479            9.42         13,252,032
    Band 12                                                 1,170,476.118            9.41         11,014,180
    Band 13                                                 2,031,359.511            9.39         19,074,466
    Band 14                                                 3,090,180.234            9.36         28,924,087
    Band 15                                                       635.125            9.35              5,938
    Band 16                                                    98,923.303            9.32            921,965
    Band 17                                                   724,928.935            9.30          6,741,839
    Band 18                                                   119,997.610            9.28          1,113,578
    Band 19                                                   221,766.981            9.25          2,051,345
    Band 20                                                 1,113,986.198            9.38         10,449,191
    Band 21                                                   207,579.625            9.33          1,936,718
    Band 25                                                    44,046.481            9.68            426,370
                                                       -------------------                 ------------------
                                                           17,427,308.955                      $ 164,235,155
                                                       ===================                 ==================
ING FMR Diversified Mid-Cap (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     85,074.410         $ 12.46        $ 1,060,027
    Band 7                                                        777.643           12.45              9,682
    Band 10                                                    18,203.284           12.42            226,085
    Band 11                                                       910.875           12.41             11,304
    Band 12                                                    43,522.997           12.40            539,685
    Band 20                                                   154,106.870           12.38          1,907,843
                                                       -------------------                 ------------------
                                                              302,596.079                        $ 3,754,626
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Goldman Sachs Internet Tollkeeper (Service Class)
Contracts in accumulation period:
    Band 2                                                      1,884.986          $ 6.53           $ 12,309
    Band 3                                                      1,486.247            6.47              9,616
    Band 4                                                     10,976.319            6.49             71,236
    Band 5                                                     35,807.107            6.48            232,030
    Band 6                                                    976,838.896            6.46          6,310,379
    Band 7                                                  1,534,118.701            6.45          9,895,066
    Band 8                                                    228,337.954            6.44          1,470,496
    Band 9                                                     96,371.604            6.43            619,669
    Band 10                                                   555,046.476            6.42          3,563,398
    Band 11                                                   559,222.434            6.41          3,584,616
    Band 12                                                   417,879.664            6.40          2,674,430
    Band 13                                                   932,881.163            6.39          5,961,111
    Band 14                                                 1,631,740.460            6.37         10,394,187
    Band 15                                                     6,815.081            6.37             43,412
    Band 16                                                    87,869.005            6.35            557,968
    Band 17                                                   305,816.527            6.34          1,938,877
    Band 18                                                    52,482.557            6.33            332,215
    Band 19                                                   140,904.298            6.31            889,106
    Band 20                                                   704,091.988            6.38          4,492,107
    Band 21                                                    77,659.771            6.36            493,916
    Band 25                                                    12,890.538            6.55             84,433
                                                       -------------------                 ------------------
                                                            8,371,121.776                       $ 53,630,577
                                                       ===================                 ==================
ING Goldman Sachs Internet Tollkeeper (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     36,659.475         $ 14.46          $ 530,096
    Band 10                                                     8,035.974           14.41            115,798
    Band 11                                                       262.191           14.40              3,776
    Band 12                                                    37,416.150           14.39            538,418
    Band 20                                                    97,913.949           14.37          1,407,023
                                                       -------------------                 ------------------
                                                              180,287.739                        $ 2,595,111
                                                       ===================                 ==================
ING Hard Assets (Service Class)
Currently payable annuity contracts:
    Band 2                                                      2,020.057         $ 22.37           $ 45,189
Contracts in accumulation period:
    Band 1                                                     29,984.555           23.06            691,444
    Band 2                                                    186,973.774           22.37          4,182,603
    Band 3                                                     10,853.430           21.22            230,310
    Band 4                                                     55,640.341           21.58          1,200,719
    Band 5                                                     42,368.048           21.39            906,253
    Band 6                                                    742,286.361           21.09         15,654,819
    Band 7                                                    826,627.504           20.91         17,284,781
    Band 8                                                    549,898.027           20.62         11,338,897
    Band 9                                                    101,131.759           20.44          2,067,133
    Band 10                                                   349,772.216           20.28          7,093,381

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Hard Assets (Service Class) (continued)
    Band 11                                                 1,031,494.033         $ 20.13       $ 20,763,975
    Band 12                                                   210,632.773           19.98          4,208,443
    Band 13                                                   496,935.444           19.83          9,854,230
    Band 14                                                 1,330,706.785           19.53         25,988,704
    Band 15                                                     2,426.210           19.38             47,020
    Band 16                                                    17,930.098           19.09            342,286
    Band 17                                                   147,526.100           18.94          2,794,144
    Band 18                                                    18,382.094           18.80            345,583
    Band 19                                                    61,073.869           18.51          1,130,477
    Band 20                                                   591,336.391           19.68         11,637,500
    Band 21                                                    46,295.847           19.23            890,269
    Band 25                                                    59,058.615           22.72          1,341,812
                                                       -------------------                 ------------------
                                                            6,911,354.331                      $ 140,039,972
                                                       ===================                 ==================
ING Hard Assets (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     53,933.075         $ 14.74          $ 794,974
    Band 7                                                      1,596.565           14.73             23,517
    Band 10                                                    13,333.904           14.70            196,008
    Band 11                                                     2,330.199           14.69             34,231
    Band 12                                                    31,790.322           14.68            466,682
    Band 20                                                   103,812.626           14.66          1,521,893
                                                       -------------------                 ------------------
                                                              206,796.691                        $ 3,037,305
                                                       ===================                 ==================
ING International (Service Class)
Contracts in accumulation period:
    Band 1                                                      1,431.094          $ 9.63           $ 13,781
    Band 2                                                     14,398.922            9.48            136,502
    Band 3                                                      1,275.424            9.22             11,759
    Band 4                                                      8,226.140            9.30             76,503
    Band 5                                                     94,950.069            9.26            879,238
    Band 6                                                  3,949,926.597            9.12         36,023,331
    Band 7                                                  2,278,888.640            9.15         20,851,831
    Band 8                                                  1,583,400.059            9.08         14,377,273
    Band 9                                                    588,682.557            9.04          5,321,690
    Band 10                                                   460,646.171            9.01          4,150,422
    Band 11                                                 3,838,885.601            8.97         34,434,804
    Band 12                                                   522,021.404            8.94          4,666,871
    Band 13                                                 1,458,594.480            8.90         12,981,491
    Band 14                                                 2,080,261.285            8.83         18,368,707
    Band 15                                                     2,824.067            8.80             24,852
    Band 16                                                    19,121.769            8.73            166,933
    Band 17                                                   291,623.544            8.69          2,534,209
    Band 18                                                    53,716.217            8.66            465,182
    Band 19                                                    58,270.098            8.59            500,540
    Band 20                                                   454,200.749            8.87          4,028,761
    Band 21                                                   191,230.337            8.76          1,675,178
    Band 25                                                    44,700.725            9.55            426,892
                                                       -------------------                 ------------------
                                                           17,997,275.949                      $ 162,116,750
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING International (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     77,931.489         $ 12.47          $ 971,806
    Band 8                                                        598.946           12.45              7,457
    Band 10                                                    17,849.255           12.43            221,866
    Band 12                                                   109,335.405           12.42          1,357,946
    Band 20                                                   195,237.861           12.40          2,420,949
                                                       -------------------                 ------------------
                                                              400,952.956                        $ 4,980,024
                                                       ===================                 ==================
ING Janus Growth and Income (Service Class)
Contracts in accumulation period:
    Band 2                                                     18,238.453          $ 8.63          $ 157,398
    Band 3                                                      3,729.437            8.53             31,812
    Band 4                                                    121,675.937            8.56          1,041,546
    Band 5                                                    335,953.366            8.55          2,872,401
    Band 6                                                  2,871,432.508            8.52         24,464,605
    Band 7                                                  4,328,568.168            8.50         36,792,829
    Band 8                                                    754,836.167            8.48          6,401,011
    Band 9                                                    328,257.366            8.46          2,777,057
    Band 10                                                 2,048,406.120            8.45         17,309,032
    Band 11                                                 2,181,919.434            8.43         18,393,581
    Band 12                                                 2,106,216.660            8.42         17,734,344
    Band 13                                                 3,698,409.545            8.41         31,103,624
    Band 14                                                 4,126,254.579            8.38         34,578,013
    Band 15                                                    26,957.126            8.37            225,631
    Band 16                                                   149,703.736            8.34          1,248,529
    Band 17                                                   853,351.031            8.32          7,099,881
    Band 18                                                   159,408.940            8.31          1,324,688
    Band 19                                                   311,748.148            8.28          2,581,275
    Band 20                                                 1,292,405.270            8.39         10,843,280
    Band 21                                                   307,687.270            8.35          2,569,189
    Band 25                                                    58,259.344            8.66            504,526
    Band 26                                                   132,740.585            8.65          1,148,206
    Band 27                                                    59,502.828            8.56            509,344
    Band 28                                                    16,062.844            8.52            136,855
    Band 29                                                   171,330.033            8.50          1,456,305
    Band 30                                                    91,081.184            8.42            766,904
    Band 31                                                    42,468.423            8.38            355,885
    Band 32                                                     8,989.522            8.30             74,613
    Band 33                                                    21,187.834            8.24            174,588
    Band 34                                                     8,581.507            8.20             70,368
    Band 41                                                       329.378           10.81              3,561
    Band 43                                                     1,451.593           10.80             15,677
                                                       -------------------                 ------------------
                                                           26,637,144.336                      $ 224,766,558
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Janus Growth and Income (Advisor Class)
Contracts in accumulation period:
    Band 6                                                    128,810.334         $ 11.73        $ 1,510,945
    Band 7                                                      1,586.724           11.72             18,596
    Band 10                                                    57,279.985           11.69            669,603
    Band 11                                                     3,638.740           11.68             42,500
    Band 12                                                   183,002.745           11.67          2,135,642
    Band 20                                                   241,740.683           11.66          2,818,696
                                                       -------------------                 ------------------
                                                              616,059.211                        $ 7,195,982
                                                       ===================                 ==================
ING Janus Special Equity (Service Class)
Contracts in accumulation period:
    Band 2                                                     15,195.182          $ 9.13          $ 138,732
    Band 3                                                        238.632            9.03              2,155
    Band 4                                                      6,042.471            9.06             54,745
    Band 5                                                     92,519.836            9.04            836,379
    Band 6                                                    856,121.104            9.01          7,713,651
    Band 7                                                    934,004.354            9.00          8,406,039
    Band 8                                                    240,606.036            8.97          2,158,236
    Band 9                                                    169,752.220            8.95          1,519,282
    Band 10                                                   344,836.901            8.94          3,082,842
    Band 11                                                   553,067.702            8.92          4,933,364
    Band 12                                                   356,948.614            8.91          3,180,412
    Band 13                                                   629,201.039            8.89          5,593,597
    Band 14                                                 1,098,077.852            8.86          9,728,970
    Band 15                                                     2,108.329            8.85             18,659
    Band 16                                                    18,885.418            8.82            166,569
    Band 17                                                   149,245.254            8.81          1,314,851
    Band 18                                                    35,657.497            8.79            313,429
    Band 19                                                    63,791.381            8.76            558,813
    Band 20                                                   384,529.360            8.88          3,414,621
    Band 21                                                    78,179.962            8.84            691,111
    Band 25                                                    10,452.123            9.16             95,741
                                                       -------------------                 ------------------
                                                            6,039,461.267                       $ 53,922,198
                                                       ===================                 ==================
ING Janus Special Equity (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     10,723.940         $ 14.27          $ 153,031
    Band 10                                                     1,155.425           14.22             16,430
    Band 12                                                    19,367.100           14.20            275,013
    Band 20                                                    25,155.076           14.19            356,951
                                                       -------------------                 ------------------
                                                               56,401.541                          $ 801,425
                                                       ===================                 ==================
ING Jennison Equity Opportunities (Service Class)
Currently payable annuity contracts:
    Band 2                                                     10,402.758         $ 20.39          $ 212,112
Contracts in accumulation period:
    Band 1                                                     13,520.205           20.87            282,167

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Jennison Equity Opportunities (Service Class)
    (continued)
    Band 2                                                  1,005,109.201         $ 20.39       $ 20,494,177
    Band 3                                                     15,125.505           19.56            295,855
    Band 4                                                    229,031.506           19.82          4,539,404
    Band 5                                                    183,069.708           19.68          3,602,812
    Band 6                                                  2,581,561.314           19.47         50,262,999
    Band 7                                                  1,900,373.651           19.33         36,734,223
    Band 8                                                  2,572,696.508           19.13         49,215,684
    Band 9                                                    633,989.339           18.99         12,039,458
    Band 10                                                   463,550.587           18.88          8,751,835
    Band 11                                                 3,080,079.212           18.77         57,813,087
    Band 12                                                   606,016.779           18.66         11,308,273
    Band 13                                                 1,511,001.580           18.55         28,029,079
    Band 14                                                 1,998,515.787           18.33         36,632,794
    Band 15                                                        97.564           18.22              1,778
    Band 16                                                    39,320.561           18.01            708,163
    Band 17                                                   185,363.910           17.90          3,318,014
    Band 18                                                    35,727.644           17.79            635,595
    Band 19                                                    60,940.418           17.58          1,071,333
    Band 20                                                   296,297.253           18.44          5,463,721
    Band 21                                                    68,656.764           18.11          1,243,374
    Band 25                                                    39,241.379           20.63            809,550
                                                       -------------------                 ------------------
                                                           17,529,689.133                      $ 333,465,487
                                                       ===================                 ==================
ING Jennison Equity Opportunities (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     29,760.887         $ 12.59          $ 374,690
    Band 10                                                     3,200.091           12.55             40,161
    Band 11                                                       695.344           12.54              8,720
    Band 12                                                    13,652.055           12.53            171,060
    Band 20                                                    83,383.060           12.52          1,043,956
                                                       -------------------                 ------------------
                                                              130,691.437                        $ 1,638,587
                                                       ===================                 ==================
ING JPMorgan Fleming Small Cap Equity (Service Class)
Contracts in accumulation period:
    Band 1                                                        307.272         $ 10.49            $ 3,223
    Band 2                                                      7,352.743           10.45             76,836
    Band 4                                                      4,313.937           10.41             44,908
    Band 5                                                     56,893.563           10.40            591,693
    Band 6                                                    824,537.407           10.38          8,558,698
    Band 7                                                  1,208,974.758           10.37         12,537,068
    Band 8                                                     99,604.851           10.36          1,031,906
    Band 9                                                     72,864.199           10.35            754,144
    Band 10                                                   506,710.923           10.34          5,239,391
    Band 11                                                   498,967.398           10.33          5,154,333
    Band 12                                                   265,899.317           10.32          2,744,081
    Band 13                                                   681,441.412           10.31          7,025,661
    Band 14                                                   961,310.914           10.30          9,901,502

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING JPMorgan Fleming Small Cap Equity (Service Class)
    (continued)
    Band 15                                                    26,442.000         $ 10.29          $ 272,088
    Band 16                                                    38,873.478           10.27            399,231
    Band 17                                                   259,872.196           10.26          2,666,289
    Band 18                                                    24,073.628           10.25            246,755
    Band 19                                                    80,743.790           10.23            826,009
    Band 20                                                   376,173.684           10.30          3,874,589
    Band 21                                                   121,614.412           10.28          1,250,196
    Band 25                                                    15,842.120           10.47            165,867
    Band 26                                                    30,405.780           10.46            318,044
    Band 27                                                    20,560.832           10.41            214,038
    Band 28                                                       448.402           10.38              4,654
    Band 29                                                    42,750.856           10.37            443,326
    Band 30                                                    27,008.973           10.32            278,733
    Band 31                                                    45,483.273           10.30            468,478
    Band 32                                                    11,236.621           10.24            115,063
    Band 33                                                    11,750.728           10.21            119,975
    Band 34                                                     8,500.387           10.18             86,534
    Band 41                                                     6,646.882           11.02             73,249
    Band 42                                                       144.692           11.01              1,593
    Band 43                                                       479.925           11.01              5,284
                                                       -------------------                 ------------------
                                                            6,338,231.353                       $ 65,493,439
                                                       ===================                 ==================
ING JPMorgan Fleming Small Cap Equity (Advisor Class)
Contracts in accumulation period:
    Band 6                                                    285,412.257         $ 12.52        $ 3,573,361
    Band 7                                                      1,007.513           12.51             12,604
    Band 10                                                    64,681.399           12.48            807,224
    Band 11                                                     8,023.500           12.47            100,053
    Band 12                                                   144,863.341           12.46          1,804,997
    Band 20                                                   384,823.804           12.45          4,791,056
                                                       -------------------                 ------------------
                                                              888,811.814                       $ 11,089,295
                                                       ===================                 ==================
ING Julius Baer Foreign (Service Class)
Contracts in accumulation period:
    Band 2                                                     23,654.089         $ 10.71          $ 253,335
    Band 4                                                      5,095.030           10.67             54,364
    Band 5                                                     27,428.113           10.66            292,384
    Band 6                                                    505,047.822           10.64          5,373,709
    Band 7                                                    447,901.906           10.63          4,761,197
    Band 8                                                    108,889.932           10.61          1,155,322
    Band 9                                                     26,857.067           10.60            284,685
    Band 10                                                   296,301.043           10.59          3,137,828
    Band 11                                                   189,657.898           10.59          2,008,477
    Band 12                                                   149,527.696           10.58          1,582,003
    Band 13                                                   268,992.809           10.57          2,843,254
    Band 14                                                   567,009.504           10.55          5,981,950
    Band 15                                                    19,973.759           10.54            210,523

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Julius Baer Foreign (Service Class) (continued)
    Band 16                                                    14,401.314         $ 10.52          $ 151,502
    Band 17                                                   128,361.660           10.51          1,349,081
    Band 18                                                    20,181.298           10.50            211,904
    Band 19                                                    59,010.628           10.49            619,021
    Band 20                                                   122,689.156           10.56          1,295,597
    Band 21                                                    45,762.500           10.53            481,879
    Band 25                                                     4,864.183           10.73             52,193
    Band 26                                                    37,732.388           10.72            404,491
    Band 27                                                    47,206.361           10.67            503,692
    Band 28                                                     1,286.933           10.64             13,693
    Band 29                                                    54,649.311           10.63            580,922
    Band 30                                                    22,761.665           10.58            240,818
    Band 31                                                    15,813.245           10.55            166,830
    Band 32                                                    18,673.699           10.50            196,074
    Band 33                                                    18,930.376           10.46            198,012
    Band 34                                                    22,722.745           10.44            237,225
    Band 42                                                       537.150           11.69              6,279
                                                       -------------------                 ------------------
                                                            3,271,921.280                       $ 34,648,244
                                                       ===================                 ==================
ING Julius Baer Foreign (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     34,036.529         $ 12.60          $ 428,860
    Band 7                                                      8,924.720           12.59            112,362
    Band 10                                                     8,492.946           12.55            106,586
    Band 12                                                    53,077.833           12.54            665,596
    Band 20                                                    98,782.286           12.52          1,236,754
                                                       -------------------                 ------------------
                                                              203,314.314                        $ 2,550,158
                                                       ===================                 ==================
ING Limited Maturity Bond
Currently payable annuity contracts:
    Band 1                                                      1,325.281         $ 22.32           $ 29,580
    Band 2                                                      3,692.647           21.66             79,983
Contracts in accumulation period:
    Band 1                                                     28,074.497           22.32            626,623
    Band 2                                                    705,085.799           21.66         15,272,158
    Band 3                                                     13,694.537           20.54            281,286
    Band 4                                                    292,573.723           20.90          6,114,791
    Band 5                                                    378,428.825           20.69          7,829,692
    Band 6                                                  5,262,645.164           20.44        107,568,467
    Band 7                                                  4,019,585.111           20.22         81,276,011
    Band 8                                                  2,413,915.779           19.98         48,230,037
    Band 9                                                    614,145.706           19.77         12,141,661
    Band 10                                                 1,154,036.996           19.62         22,642,206
    Band 11                                                 3,602,660.537           19.50         70,251,880
    Band 12                                                 1,037,485.098           19.32         20,044,212
    Band 13                                                 2,934,073.045           19.18         56,275,521
    Band 14                                                 2,747,066.792           18.89         51,892,092

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Limited Maturity Bond (continued)
    Band 15                                                     1,045.192         $ 18.78           $ 19,629
    Band 16                                                    87,178.393           18.49          1,611,928
    Band 17                                                   390,765.794           18.35          7,170,552
    Band 18                                                   130,049.956           18.21          2,368,210
    Band 19                                                   166,520.393           17.94          2,987,376
    Band 20                                                   750,831.314           19.07         14,318,353
    Band 21                                                   187,232.332           18.64          3,490,011
    Band 24                                                     5,353.615           23.37            125,114
    Band 25                                                   109,192.878           22.01          2,403,335
                                                       -------------------                 ------------------
                                                           27,036,659.404                      $ 535,050,708
                                                       ===================                 ==================
ING Liquid Assets (Service Class)
Currently payable annuity contracts:
    Band 2                                                      1,135.261         $ 16.69           $ 18,948
Contracts in accumulation period:
    Band 1                                                    162,792.274           17.20          2,800,027
    Band 2                                                    519,161.211           16.69          8,664,801
    Band 3                                                     39,620.556           15.83            627,193
    Band 4                                                    657,453.196           16.10         10,584,996
    Band 5                                                    257,123.095           15.91          4,090,828
    Band 6                                                  7,860,941.105           15.74        123,731,213
    Band 7                                                  8,871,898.547           15.55        137,958,022
    Band 8                                                  3,967,467.852           15.39         61,059,330
    Band 9                                                  1,702,970.732           15.20         25,885,155
    Band 10                                                 1,848,566.742           15.09         27,894,872
    Band 11                                                 6,180,280.792           15.02         92,827,817
    Band 12                                                 1,358,557.118           14.86         20,188,159
    Band 13                                                 5,614,607.321           14.75         82,815,458
    Band 14                                                 5,640,001.421           14.52         81,892,821
    Band 15                                                    50,238.046           14.46            726,442
    Band 16                                                   232,020.966           14.24          3,303,979
    Band 17                                                   735,334.662           14.13         10,390,279
    Band 18                                                   127,143.104           14.03          1,783,818
    Band 19                                                   298,952.519           13.81          4,128,534
    Band 20                                                   953,624.187           14.68         13,999,203
    Band 21                                                   247,661.980           14.35          3,553,949
    Band 24                                                    13,258.961           18.00            238,661
    Band 25                                                    65,738.231           16.95          1,114,263
    Band 26                                                   172,805.609           16.82          2,906,590
    Band 27                                                    70,424.585           16.08          1,132,427
    Band 28                                                    18,414.889           15.71            289,298
    Band 29                                                   650,408.544           15.60         10,146,373
    Band 30                                                   187,369.734           14.90          2,791,809
    Band 31                                                   298,916.863           14.57          4,355,219
    Band 32                                                   111,894.149           13.94          1,559,804
    Band 33                                                    56,073.775           13.52            758,117
    Band 34                                                    47,009.497           13.22            621,466

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Liquid Assets (Service Class) (continued)
    Band 35                                                    23,814.939         $ 17.34          $ 412,951
    Band 36                                                     1,753.842           16.82             29,500
    Band 38                                                    33,868.904            9.99            338,350
    Band 39                                                     1,668.190            9.98             16,649
    Band 42                                                    16,707.932            9.96            166,411
    Band 43                                                       522.213            9.95              5,196
                                                       -------------------                 ------------------
                                                           49,098,203.544                      $ 745,808,928
                                                       ===================                 ==================
ING Liquid Assets (Advisor Class)
Contracts in accumulation period:
    Band 6                                                    186,420.284          $ 9.91        $ 1,847,425
    Band 7                                                      9,973.981            9.90             98,742
    Band 8                                                        215.748            9.89              2,134
    Band 10                                                    16,707.243            9.88            165,068
    Band 12                                                   138,372.345            9.86          1,364,351
    Band 20                                                   138,055.719            9.85          1,359,849
                                                       -------------------                 ------------------
                                                              489,745.320                        $ 4,837,569
                                                       ===================                 ==================
ING Marsico Growth (Service Class)
Contracts in accumulation period:
    Band 1                                                     12,413.492         $ 14.42          $ 179,003
    Band 2                                                    325,663.376           14.20          4,624,420
    Band 3                                                      8,537.409           13.81            117,902
    Band 4                                                    500,524.385           13.92          6,967,299
    Band 5                                                    493,864.882           13.87          6,849,906
    Band 6                                                 11,921,200.160           13.76        164,035,714
    Band 7                                                  6,824,703.327           13.71         93,566,683
    Band 8                                                  7,363,429.072           13.60        100,142,635
    Band 9                                                  2,163,883.591           13.55         29,320,623
    Band 10                                                 1,979,403.765           13.49         26,702,157
    Band 11                                                10,340,318.548           13.44        138,973,881
    Band 12                                                 1,718,678.370           13.39         23,013,103
    Band 13                                                 5,319,924.615           13.34         70,967,794
    Band 14                                                 5,372,714.171           13.23         71,081,008
    Band 15                                                     7,966.475           13.18            104,998
    Band 16                                                   147,726.038           13.07          1,930,779
    Band 17                                                   845,398.531           13.02         11,007,089
    Band 18                                                   106,575.985           12.97          1,382,291
    Band 19                                                   280,718.299           12.87          3,612,845
    Band 20                                                 1,329,455.018           13.28         17,655,163
    Band 21                                                   339,228.939           13.13          4,454,076
    Band 24                                                       808.345           14.76             11,931
    Band 25                                                   155,586.977           14.31          2,226,450
                                                       -------------------                 ------------------
                                                           57,558,723.770                      $ 778,927,750
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Marsico Growth (Advisor Class)
Contracts in accumulation period:
    Band 6                                                    117,513.167         $ 12.79        $ 1,502,993
    Band 7                                                      6,764.238           12.78             86,447
    Band 10                                                    34,151.241           12.74            435,087
    Band 11                                                     1,617.073           12.73             20,585
    Band 12                                                   108,523.535           12.73          1,381,505
    Band 20                                                   385,405.470           12.71          4,898,504
                                                       -------------------                 ------------------
                                                              653,974.724                        $ 8,325,121
                                                       ===================                 ==================
ING Mercury Focus Value (Service Class)
Contracts in accumulation period:
    Band 2                                                         63.224         $ 10.90              $ 689
    Band 3                                                        400.078           10.84              4,337
    Band 4                                                      5,350.813           10.86             58,110
    Band 5                                                      8,396.632           10.85             91,103
    Band 6                                                    289,419.207           10.83          3,134,410
    Band 7                                                    392,802.152           10.82          4,250,119
    Band 8                                                     78,050.210           10.80            842,942
    Band 9                                                     24,096.214           10.79            259,998
    Band 10                                                   128,265.325           10.79          1,383,983
    Band 11                                                   178,758.572           10.78          1,927,017
    Band 12                                                   122,619.021           10.77          1,320,607
    Band 13                                                   206,042.645           10.76          2,217,019
    Band 14                                                   419,552.498           10.74          4,505,994
    Band 15                                                       328.044           10.73              3,520
    Band 16                                                     8,598.898           10.71             92,094
    Band 17                                                    99,429.694           10.70          1,063,898
    Band 18                                                   116,975.420           10.69          1,250,467
    Band 19                                                    48,503.780           10.68            518,020
    Band 20                                                   281,611.158           10.75          3,027,320
    Band 21                                                    18,966.487           10.72            203,321
    Band 25                                                     3,001.806           10.92             32,780
                                                       -------------------                 ------------------
                                                            2,431,231.878                       $ 26,187,748
                                                       ===================                 ==================
ING Mercury Focus Value (Advisor Class)
Contracts in accumulation period:
    Band 6                                                      9,360.692         $ 13.15          $ 123,093
    Band 10                                                     1,782.325           13.10             23,348
    Band 11                                                     1,103.693           13.10             14,458
    Band 12                                                    19,077.186           13.09            249,720
    Band 20                                                    30,187.164           13.07            394,546
                                                       -------------------                 ------------------
                                                               61,511.060                          $ 805,165
                                                       ===================                 ==================
ING Mercury Fundamental Growth (Service Class)
Contracts in accumulation period:
    Band 2                                                      1,263.411         $ 10.05           $ 12,697
    Band 5                                                     10,243.121           10.00            102,431

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                  Division/Contract                            Units          Unit Value      Extended Value
------------------------------------------------------   ------------------- --------------  -----------------
ING Mercury Fundamental Growth (Service Class)
    (continued)
    Band 6                                                      158,395.960         $ 9.98        $ 1,580,792
    Band 7                                                      237,787.205           9.97          2,370,738
    Band 8                                                       30,926.329           9.96            308,026
    Band 9                                                        4,515.384           9.95             44,928
    Band 10                                                     161,256.140           9.94          1,602,886
    Band 11                                                     113,463.033           9.93          1,126,688
    Band 12                                                     120,270.800           9.92          1,193,086
    Band 13                                                     111,582.449           9.92          1,106,898
    Band 14                                                     199,717.108           9.90          1,977,199
    Band 16                                                       1,085.701           9.87             10,716
    Band 17                                                      38,135.085           9.86            376,012
    Band 18                                                       1,932.030           9.86             19,050
    Band 19                                                      11,988.726           9.84            117,969
    Band 20                                                     145,460.092           9.91          1,441,510
    Band 21                                                      23,790.830           9.88            235,053
    Band 25                                                         562.517          10.07              5,665
                                                         -------------------                 -----------------
                                                              1,372,375.921                      $ 13,632,344
                                                         ===================                 =================
ING Mercury Fundamental Growth (Advisor Class)
Contracts in accumulation period:
    Band 6                                                       15,559.636        $ 11.81          $ 183,759
    Band 10                                                       2,610.804          11.77             30,729
    Band 12                                                      35,198.614          11.75            413,584
    Band 20                                                      19,376.875          11.74            227,485
                                                         -------------------                 -----------------
                                                                 72,745.929                         $ 855,557
                                                         ===================                 =================
ING MFS(R) Mid-Cap Growth (Service Class)
Currently payable annuity contracts:
    Band 2                                                        2,845.649        $ 22.89           $ 65,137
Contracts in accumulation period:
    Band 1                                                       24,114.922          23.32            562,360
    Band 2                                                      583,730.685          22.89         13,361,595
    Band 3                                                        9,154.495          22.15            202,772
    Band 4                                                      288,001.815          22.36          6,439,721
    Band 5                                                      288,977.564          22.26          6,432,641
    Band 6                                                    5,259,347.829          22.02        115,810,839
    Band 7                                                    3,776,333.921          21.95         82,890,530
    Band 8                                                    3,416,000.324          21.75         74,298,007
    Band 9                                                      975,307.278          21.64         21,105,649
    Band 10                                                   1,153,663.407          21.54         24,849,910
    Band 11                                                   4,377,953.771          21.44         93,863,329
    Band 12                                                   1,057,927.231          21.34         22,576,167
    Band 13                                                   2,586,393.026          21.24         54,934,988
    Band 14                                                   3,633,580.719          21.04         76,450,538
    Band 15                                                       2,196.211          20.94             45,989
    Band 16                                                      80,454.311          20.75          1,669,427
    Band 17                                                     527,276.404          20.65         10,888,258

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING MFS(R) Mid-Cap Growth (Service Class)
    (continued)
    Band 18                                                    83,428.207         $ 20.55        $ 1,714,450
    Band 19                                                   153,095.775           20.36          3,117,030
    Band 20                                                   821,081.229           21.14         17,357,657
    Band 21                                                   164,911.533           20.85          3,438,405
    Band 22                                                     2,253.420           22.36             50,386
    Band 23                                                    19,131.647           22.02            421,279
    Band 24                                                        52.657           23.98              1,263
    Band 25                                                    85,630.292           23.11          1,978,916
                                                       -------------------                 ------------------
                                                           29,372,844.322                      $ 634,527,243
                                                       ===================                 ==================
ING MFS(R) Mid-Cap Growth (Advisor Class)
Contracts in accumulation period:
    Band 6                                                    150,862.997         $ 13.39        $ 2,020,056
    Band 7                                                      6,841.632           13.38             91,541
    Band 8                                                        675.744           13.36              9,028
    Band 10                                                    30,839.553           13.34            411,400
    Band 11                                                     1,365.357           13.33             18,200
    Band 12                                                   132,880.685           13.32          1,769,971
    Band 20                                                   398,656.670           13.31          5,306,120
                                                       -------------------                 ------------------
                                                              722,122.638                        $ 9,626,316
                                                       ===================                 ==================
ING MFS(R) Research (Service Class)
Contracts in accumulation period:
    Band 1                                                      4,195.183         $ 19.66           $ 82,477
    Band 2                                                    131,156.986           19.29          2,530,018
    Band 3                                                     10,445.264           18.67            195,013
    Band 4                                                    349,602.864           18.85          6,590,014
    Band 5                                                    183,827.819           18.76          3,448,610
    Band 6                                                  5,400,160.744           18.60        100,442,990
    Band 7                                                  2,782,103.594           18.50         51,468,916
    Band 8                                                  4,358,135.928           18.33         79,884,632
    Band 9                                                    726,673.466           18.24         13,254,524
    Band 10                                                   933,001.015           18.16         16,943,298
    Band 11                                                 5,236,618.377           18.07         94,625,694
    Band 12                                                   941,140.362           17.99         16,931,115
    Band 13                                                 2,135,320.839           17.91         38,243,596
    Band 14                                                 2,339,603.896           17.74         41,504,573
    Band 15                                                    12,027.645           17.65            212,288
    Band 16                                                    51,557.715           17.49            901,744
    Band 17                                                   360,252.995           17.41          6,272,005
    Band 18                                                    60,269.726           17.32          1,043,872
    Band 19                                                   108,670.551           17.16          1,864,787
    Band 20                                                   600,565.765           17.82         10,702,082
    Band 21                                                   159,402.159           17.57          2,800,696
    Band 22                                                     1,443.461           18.85             27,209
    Band 23                                                    25,280.133           18.60            470,210
    Band 25                                                    73,031.577           19.48          1,422,655

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING MFS(R) Research (Service Class)
    Band 26                                                    18,072.908         $ 19.38          $ 350,253
    Band 27                                                     7,463.487           18.85            140,687
    Band 28                                                     7,496.346           18.59            139,357
    Band 29                                                    54,727.064           18.50          1,012,451
    Band 30                                                    37,705.894           17.99            678,329
    Band 31                                                    19,120.878           17.73            339,013
    Band 32                                                     7,553.893           17.26            130,380
    Band 33                                                     1,554.732           16.94             26,337
    Band 34                                                    21,457.513           16.70            358,340
                                                       -------------------                 ------------------
                                                           27,159,640.779                      $ 495,038,165
                                                       ===================                 ==================
ING MFS(R) Research (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     20,423.167         $ 11.92          $ 243,444
    Band 7                                                      2,013.897           11.91             23,986
    Band 10                                                     3,880.538           11.88             46,101
    Band 12                                                    37,952.155           11.86            450,113
    Band 20                                                   100,300.881           11.84          1,187,562
                                                       -------------------                 ------------------
                                                              164,570.638                        $ 1,951,206
                                                       ===================                 ==================
ING MFS(R) Total Return (Service Class)
Contracts in accumulation period:
    Band 1                                                      4,923.343         $ 23.41          $ 115,255
    Band 2                                                    160,507.275           22.98          3,688,457
    Band 3                                                      5,225.289           22.24            116,210
    Band 4                                                    532,865.173           22.45         11,962,823
    Band 5                                                    472,863.609           22.34         10,563,773
    Band 6                                                  9,169,678.516           22.14        203,016,682
    Band 7                                                  6,329,199.518           22.03        139,432,265
    Band 8                                                  5,459,084.420           21.83        119,171,813
    Band 9                                                    932,449.941           21.73         20,262,137
    Band 10                                                 2,396,434.770           21.62         51,810,920
    Band 11                                                 8,577,563.892           21.52        184,589,175
    Band 12                                                 2,736,457.499           21.42         58,614,920
    Band 13                                                 4,841,190.366           21.32        103,214,179
    Band 14                                                 5,601,226.219           21.12        118,297,898
    Band 15                                                    50,139.947           21.02          1,053,942
    Band 16                                                   156,989.404           20.83          3,270,089
    Band 17                                                 1,101,311.238           20.73         22,830,182
    Band 18                                                   244,840.344           20.63          5,051,056
    Band 19                                                   365,772.615           20.44          7,476,392
    Band 20                                                 1,739,275.860           21.22         36,907,434
    Band 21                                                   512,064.285           20.93         10,717,505
    Band 22                                                     3,008.539           22.45             67,542
    Band 23                                                    28,541.470           22.14            631,908
    Band 24                                                       243.729           24.07              5,867
    Band 25                                                   118,902.463           23.19          2,757,348

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                  Division/Contract                            Units           Unit Value      Extended Value
-------------------------------------------------------  -------------------  -------------- -------------------
ING MFS(R) Total Return (Service Class) (continued)
    Band 26                                                     208,038.658         $ 23.08         $ 4,801,532
    Band 27                                                      99,063.272           22.45           2,223,970
    Band 28                                                      17,473.235           22.13             386,683
    Band 29                                                     316,012.543           22.03           6,961,756
    Band 30                                                     218,258.904           21.42           4,675,106
    Band 31                                                      84,972.202           21.12           1,794,613
    Band 32                                                      99,827.872           20.55           2,051,463
    Band 33                                                      31,971.348           20.17             644,862
    Band 34                                                      38,233.087           19.89             760,456
    Band 35                                                      66,352.404           23.52           1,560,609
    Band 36                                                         231.236           23.09               5,339
    Band 37                                                       3,199.994           22.77              72,864
    Band 38                                                      60,822.620           10.92             664,183
    Band 39                                                      12,607.484           10.91             137,548
    Band 40                                                       2,756.634           10.90              30,047
    Band 41                                                       7,524.075           10.67              80,282
    Band 42                                                         576.866           10.66               6,149
    Band 43                                                      13,639.898           10.66             145,401
                                                         -------------------                 -------------------
                                                             52,822,322.056                     $ 1,142,628,635
                                                         ===================                 ===================
ING MFS(R) Total Return (Advisor Class)
Contracts in accumulation period:
    Band 6                                                      291,540.628         $ 11.53         $ 3,361,463
    Band 7                                                       81,142.335           11.52             934,760
    Band 8                                                       14,110.300           11.51             162,410
    Band 10                                                     112,169.731           11.49           1,288,830
    Band 11                                                      16,674.700           11.48             191,426
    Band 12                                                     262,128.497           11.47           3,006,614
    Band 20                                                     638,182.425           11.46           7,313,571
                                                         -------------------                 -------------------
                                                              1,415,948.616                        $ 16,259,074
                                                         ===================                 ===================
ING PIMCO Core Bond (Service Class)
Contracts in accumulation period:
    Band 1                                                          355.811         $ 13.88             $ 4,939
    Band 2                                                       88,413.140           13.62           1,204,187
    Band 3                                                        4,443.633           13.18              58,567
    Band 4                                                      151,608.550           13.31           2,017,910
    Band 5                                                      374,197.121           13.25           4,958,112
    Band 6                                                    5,300,341.694           13.12          69,540,483
    Band 7                                                    5,813,246.423           13.06          75,920,998
    Band 8                                                    1,936,849.121           12.94          25,062,828
    Band 9                                                      642,676.727           12.88           8,277,676
    Band 10                                                   2,698,621.318           12.82          34,596,325
    Band 11                                                   4,594,825.220           12.76          58,629,970
    Band 12                                                   1,826,461.298           12.70          23,196,058
    Band 13                                                   4,187,287.965           12.64          52,927,320
    Band 14                                                   5,691,679.648           12.52          71,259,829

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                  Division/Contract                            Units          Unit Value     Extended Value
------------------------------------------------------   ------------------  -------------- ------------------
ING PIMCO Core Bond (Service Class) (continued)
    Band 15                                                    103,986.953         $ 12.46        $ 1,295,677
    Band 16                                                    151,479.733           12.35          1,870,775
    Band 17                                                  1,257,766.011           12.29         15,457,944
    Band 18                                                    276,507.637           12.23          3,381,688
    Band 19                                                    413,995.198           12.11          5,013,482
    Band 20                                                  1,759,463.621           12.58         22,134,052
    Band 21                                                    685,840.908           12.40          8,504,427
    Band 25                                                     83,008.881           13.75          1,141,372
    Band 26                                                    363,092.654           13.68          4,967,108
    Band 27                                                    184,492.488           13.31          2,455,595
    Band 28                                                     69,572.902           13.12            912,796
    Band 29                                                    601,805.708           13.06          7,859,583
    Band 30                                                    418,199.140           12.70          5,311,129
    Band 31                                                    133,052.220           12.52          1,665,814
    Band 32                                                    142,024.891           12.18          1,729,863
    Band 33                                                     61,035.526           11.96            729,985
    Band 34                                                    120,494.718           11.79          1,420,633
    Band 35                                                     22,525.885           13.94            314,011
    Band 36                                                      4,579.292           13.68             62,645
    Band 39                                                      3,244.193           10.27             33,318
    Band 41                                                     12,364.104           10.26            126,856
    Band 42                                                      1,759.601           10.26             18,054
    Band 43                                                      4,246.204           10.25             43,524
                                                         ------------------                 ------------------
                                                            40,185,546.137                      $ 514,105,533
                                                         ==================                 ==================
ING PIMCO Core Bond (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     295,463.137         $ 10.57        $ 3,123,045
    Band 7                                                      52,328.492           10.56            552,589
    Band 8                                                         933.695           10.55              9,850
    Band 10                                                     80,576.576           10.53            848,471
    Band 11                                                      3,795.557           10.53             39,967
    Band 12                                                    449,659.701           10.52          4,730,420
    Band 20                                                    689,813.912           10.50          7,243,046
                                                         ------------------                 ------------------
                                                             1,572,571.070                       $ 16,547,388
                                                         ==================                 ==================
ING Salomon Brothers All Cap (Service Class)
Contracts in accumulation period:
    Band 2                                                      55,087.085         $ 11.89          $ 654,985
    Band 3                                                       1,189.380           11.73             13,951
    Band 4                                                     154,102.989           11.78          1,815,333
    Band 5                                                     435,599.574           11.75          5,118,295
    Band 6                                                   4,509,280.851           11.71         52,803,679
    Band 7                                                   5,817,481.921           11.68         67,948,189
    Band 8                                                   1,646,964.648           11.64         19,170,669
    Band 9                                                     920,674.056           11.61         10,689,026
    Band 10                                                  2,190,114.811           11.59         25,383,431

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Salomon Brothers All Cap (Service Class)
    (continued)
    Band 11                                                 3,873,359.392         $ 11.57       $ 44,814,768
    Band 12                                                 1,788,094.472           11.54         20,634,610
    Band 13                                                 4,017,738.462           11.52         46,284,347
    Band 14                                                 6,915,012.795           11.47         79,315,197
    Band 15                                                    16,669.058           11.45            190,861
    Band 16                                                   204,499.474           11.41          2,333,339
    Band 17                                                 1,444,838.655           11.38         16,442,264
    Band 18                                                   155,281.417           11.36          1,763,997
    Band 19                                                   453,453.338           11.32          5,133,092
    Band 20                                                 1,254,826.819           11.50         14,430,508
    Band 21                                                   403,321.338           11.43          4,609,963
    Band 25                                                    81,938.512           11.94            978,346
    Band 26                                                     5,375.484           11.17             60,044
    Band 27                                                     3,289.583           11.15             36,679
    Band 28                                                     1,536.823           11.15             17,136
    Band 29                                                    17,529.796           11.15            195,457
    Band 30                                                    23,075.287           11.14            257,059
    Band 31                                                    31,514.077           11.13            350,752
    Band 32                                                     5,199.089           11.12             57,814
    Band 33                                                     1,313.247           11.11             14,590
    Band 34                                                     1,722.298           11.11             19,135
    Band 41                                                     1,451.629           11.14             16,171
    Band 43                                                       760.114           11.12              8,452
                                                       -------------------                 ------------------
                                                           36,432,296.474                      $ 421,562,139
                                                       ===================                 ==================
ING Salomon Brothers All Cap (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     97,126.612         $ 13.04        $ 1,266,531
    Band 7                                                      3,485.254           13.03             45,413
    Band 10                                                    37,941.758           13.00            493,243
    Band 11                                                     2,125.747           12.99             27,613
    Band 12                                                    99,621.513           12.98          1,293,087
    Band 20                                                   231,383.423           12.96          2,998,729
                                                       -------------------                 ------------------
                                                              471,684.307                        $ 6,124,616
                                                       ===================                 ==================
ING Salomon Brothers Investors (Service Class)
Contracts in accumulation period:
    Band 2                                                      6,731.001         $ 10.61           $ 71,416
    Band 3                                                      1,831.313           10.47             19,174
    Band 4                                                     30,612.707           10.51            321,740
    Band 5                                                    229,199.620           10.49          2,404,304
    Band 6                                                  1,526,538.498           10.45         15,952,327
    Band 7                                                  2,052,076.504           10.42         21,382,637
    Band 8                                                    565,048.228           10.38          5,865,201
    Band 9                                                    292,658.937           10.36          3,031,947
    Band 10                                                 1,081,823.946           10.34         11,186,060
    Band 11                                                 1,438,353.754           10.32         14,843,811

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                    Division/Contract                              Units           Unit Value     Extended Value
-----------------------------------------------------------  ------------------- --------------- -----------------
ING Salomon Brothers Investors (Service Class)
    (continued)
    Band 12                                                         670,124.126         $ 10.30       $ 6,902,279
    Band 13                                                       1,251,944.412           10.28        12,869,989
    Band 14                                                       2,432,122.256           10.24        24,904,932
    Band 15                                                           6,273.965           10.22            64,120
    Band 16                                                          46,269.899           10.18           471,028
    Band 17                                                         474,812.466           10.16         4,824,095
    Band 18                                                          46,479.523           10.14           471,302
    Band 19                                                         226,875.329           10.10         2,291,441
    Band 20                                                         521,864.659           10.26         5,354,331
    Band 21                                                         200,600.561           10.20         2,046,126
    Band 25                                                          59,643.502           10.65           635,203
    Band 26                                                           3,928.793           11.13            43,727
    Band 29                                                           8,574.500           11.11            95,263
    Band 30                                                           5,270.650           11.10            58,504
    Band 31                                                           1,115.550           11.09            12,371
    Band 32                                                           2,650.175           11.08            29,364
    Band 41                                                           1,472.850           11.10            16,349
                                                             -------------------                 -----------------
                                                                 13,184,897.724                     $ 136,169,041
                                                             ===================                 =================
ING Salomon Brothers Investors (Advisor Class)
Contracts in accumulation period:
    Band 6                                                           14,636.661         $ 12.61         $ 184,568
    Band 7                                                              673.770           12.61             8,496
    Band 10                                                          11,083.785           12.57           139,323
    Band 12                                                           9,030.087           12.55           113,328
    Band 20                                                          45,348.880           12.54           568,675
                                                             -------------------                 -----------------
                                                                     80,773.183                       $ 1,014,390
                                                             ===================                 =================
ING T. Rowe Price Capital Appreciation (Service Class)
Currently payable annuity contracts:
    Band 1                                                              299.576         $ 37.73          $ 11,303
    Band 2                                                           15,272.792           36.61           559,137
Contracts in accumulation period:
    Band 1                                                           39,467.370           37.73         1,489,104
    Band 2                                                          955,310.348           36.61        34,973,912
    Band 3                                                           19,381.379           34.73           673,115
    Band 4                                                          385,165.668           35.31        13,600,200
    Band 5                                                          334,523.422           35.00        11,708,320
    Band 6                                                        6,071,997.442           34.52       209,605,352
    Band 7                                                        5,743,180.850           34.21       196,474,217
    Band 8                                                        3,717,807.461           33.75       125,476,002
    Band 9                                                          662,357.870           33.45        22,155,871
    Band 10                                                       1,938,760.406           33.19        64,347,458
    Band 11                                                       5,299,315.016           32.94       174,559,437
    Band 12                                                       2,065,649.096           32.69        67,526,069
    Band 13                                                       4,498,233.874           32.45       145,967,689
    Band 14                                                       5,130,779.670           31.96       163,979,718

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                    Division/Contract                              Units           Unit Value      Extended Value
-----------------------------------------------------------  -------------------  -------------- -------------------
ING T. Rowe Price Capital Appreciation (Service Class)
    (continued)
    Band 15                                                          16,339.256         $ 31.72           $ 518,281
    Band 16                                                         163,215.122           31.24           5,098,840
    Band 17                                                         998,381.235           31.00          30,949,818
    Band 18                                                         261,019.278           30.76           8,028,953
    Band 19                                                         322,552.465           30.30           9,773,340
    Band 20                                                       1,921,554.605           32.20          61,874,058
    Band 21                                                         415,984.259           31.47          13,091,025
    Band 25                                                          93,939.230           37.17           3,491,721
                                                             -------------------                 -------------------
                                                                 41,070,487.690                     $ 1,365,932,940
                                                             ===================                 ===================
ING T. Rowe Price Capital Appreciation (Advisor Class)
Contracts in accumulation period:
    Band 6                                                          261,452.013         $ 12.33         $ 3,223,703
    Band 7                                                              918.084           12.32              11,311
    Band 10                                                          63,625.291           12.29             781,955
    Band 11                                                           5,308.384           12.28              65,187
    Band 12                                                         511,448.878           12.27           6,275,478
    Band 20                                                         803,419.270           12.26           9,849,920
                                                             -------------------                 -------------------
                                                                  1,646,171.920                        $ 20,207,554
                                                             ===================                 ===================
ING T. Rowe Price Equity Income (Service Class)
Currently payable annuity contracts:
    Band 1                                                              637.534         $ 27.59            $ 17,590
    Band 2                                                           20,499.959           26.77             548,784
Contracts in accumulation period:
    Band 1                                                          105,492.663           27.59           2,910,542
    Band 2                                                        1,778,558.657           26.77          47,612,015
    Band 3                                                           27,394.545           25.39             695,548
    Band 4                                                          202,280.612           25.82           5,222,885
    Band 5                                                          247,853.042           25.59           6,342,559
    Band 6                                                        3,283,741.121           25.24          82,881,626
    Band 7                                                        3,297,899.665           25.02          82,513,450
    Band 8                                                        2,135,369.224           24.68          52,700,912
    Band 9                                                          372,503.837           24.46           9,111,444
    Band 10                                                       1,543,749.106           24.27          37,466,791
    Band 11                                                       3,460,523.283           24.09          83,364,006
    Band 12                                                       1,278,746.532           23.91          30,574,830
    Band 13                                                       2,387,634.961           23.73          56,658,578
    Band 14                                                       3,453,723.983           23.37          80,713,529
    Band 15                                                           3,252.879           23.19              75,434
    Band 16                                                          94,964.731           22.84           2,168,994
    Band 17                                                         860,124.691           22.67          19,499,027
    Band 18                                                         138,972.740           22.50           3,126,887
    Band 19                                                         199,468.046           22.16           4,420,212
    Band 20                                                       1,089,873.819           23.55          25,666,528
    Band 21                                                         336,482.622           23.02           7,745,830
    Band 24                                                             875.252           28.87              25,269
    Band 25                                                          70,274.064           27.18           1,910,049
                                                             -------------------                 -------------------
                                                                 26,390,897.568                       $ 643,973,319
                                                             ===================                 ===================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING T. Rowe Price Equity Income (Advisor Class)
Contracts in accumulation period:
    Band 6                                                    170,838.793         $ 12.12        $ 2,070,566
    Band 8                                                        638.354           12.10              7,724
    Band 10                                                    80,596.716           12.08            973,608
    Band 11                                                    15,526.382           12.07            187,403
    Band 12                                                   208,905.331           12.07          2,521,487
    Band 20                                                   419,878.778           12.05          5,059,539
                                                       -------------------                 ------------------
                                                              896,384.354                       $ 10,820,327
                                                       ===================                 ==================
ING UBS U.S. Balanced (Service Class)
Contracts in accumulation period:
    Band 2                                                     19,418.215          $ 8.56          $ 166,220
    Band 4                                                     36,073.593            8.49            306,265
    Band 5                                                     75,420.397            8.48            639,565
    Band 6                                                    870,956.832            8.45          7,359,585
    Band 7                                                  1,411,580.029            8.44         11,913,735
    Band 8                                                    284,097.833            8.41          2,389,263
    Band 9                                                    190,068.560            8.40          1,596,576
    Band 10                                                   434,716.461            8.38          3,642,924
    Band 11                                                   699,233.355            8.37          5,852,583
    Band 12                                                   529,915.740            8.35          4,424,796
    Band 13                                                 1,112,007.575            8.34          9,274,143
    Band 14                                                 1,599,133.419            8.31         13,288,799
    Band 16                                                    40,434.869            8.27            334,396
    Band 17                                                   294,926.596            8.26          2,436,094
    Band 18                                                    49,854.470            8.24            410,801
    Band 19                                                    84,959.144            8.22            698,364
    Band 20                                                   314,295.597            8.33          2,618,082
    Band 21                                                   138,004.836            8.29          1,144,060
    Band 25                                                    21,013.896            8.59            180,509
                                                       -------------------                 ------------------
                                                            8,206,111.417                       $ 68,676,760
                                                       ===================                 ==================
ING UBS U.S. Balanced (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     25,905.066         $ 11.37          $ 294,541
    Band 8                                                     16,683.142           11.36            189,520
    Band 10                                                     1,354.158           11.35             15,370
    Band 11                                                    11,180.942           11.34            126,792
    Band 12                                                     6,652.773           11.34             75,442
    Band 20                                                    23,107.219           11.33            261,805
                                                       -------------------                 ------------------
                                                               84,883.300                          $ 963,470
                                                       ===================                 ==================
ING Van Kampen Equity Growth (Service Class)
Contracts in accumulation period:
    Band 2                                                      8,199.792          $ 9.60           $ 78,718
    Band 3                                                      3,340.664            9.54             31,870
    Band 4                                                      3,797.513            9.56             36,304

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                  Division/Contract                            Units          Unit Value     Extended Value
------------------------------------------------------   ------------------  -------------- ------------------
ING Van Kampen Equity Growth (Service Class)
    (continued)
    Band 5                                                      29,136.485          $ 9.55          $ 278,253
    Band 6                                                     349,932.652            9.54          3,338,358
    Band 7                                                     566,447.758            9.53          5,398,247
    Band 8                                                     122,975.284            9.51          1,169,495
    Band 9                                                      47,310.608            9.50            449,451
    Band 10                                                    186,267.820            9.50          1,769,544
    Band 11                                                    279,599.490            9.49          2,653,399
    Band 12                                                    230,006.004            9.48          2,180,457
    Band 13                                                    423,090.583            9.47          4,006,668
    Band 14                                                    455,787.310            9.46          4,311,748
    Band 15                                                      1,569.520            9.45             14,832
    Band 16                                                      5,114.852            9.43             48,233
    Band 17                                                    138,420.470            9.42          1,303,921
    Band 18                                                     11,021.468            9.42            103,822
    Band 19                                                     38,292.684            9.40            359,951
    Band 20                                                    173,317.670            9.46          1,639,585
    Band 21                                                     69,963.356            9.44            660,454
    Band 25                                                      2,087.670            9.62             20,083
                                                         ------------------                 ------------------
                                                             3,145,679.653                       $ 29,853,393
                                                         ==================                 ==================
ING Van Kampen Equity Growth (Advisor Class)
Contracts in accumulation period:
    Band 6                                                      75,033.905         $ 11.75          $ 881,648
    Band 8                                                         423.090           11.73              4,963
    Band 10                                                     43,598.263           11.71            510,536
    Band 11                                                      1,030.046           11.70             12,052
    Band 12                                                     67,591.567           11.70            790,821
    Band 20                                                    317,595.075           11.68          3,709,510
                                                         ------------------                 ------------------
                                                               505,271.946                        $ 5,909,530
                                                         ==================                 ==================
ING Van Kampen Global Franchise (Service Class)
Contracts in accumulation period:
    Band 1                                                         595.835         $ 11.12            $ 6,626
    Band 2                                                       1,338.768           11.09             14,847
    Band 4                                                       7,436.678           11.04             82,101
    Band 5                                                      48,477.330           11.03            534,705
    Band 6                                                     758,774.048           11.01          8,354,102
    Band 7                                                     885,642.925           11.00          9,742,072
    Band 8                                                     189,265.613           10.98          2,078,136
    Band 9                                                      55,092.384           10.97            604,363
    Band 10                                                    441,247.035           10.97          4,840,480
    Band 11                                                    396,477.240           10.96          4,345,391
    Band 12                                                    242,169.478           10.95          2,651,756
    Band 13                                                    565,301.831           10.94          6,184,402
    Band 14                                                    898,110.290           10.92          9,807,364
    Band 15                                                      4,279.501           10.91             46,689
    Band 16                                                     14,218.047           10.89            154,835

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                   Division/Contract                             Units          Unit Value     Extended Value
--------------------------------------------------------   ------------------  -------------- ------------------
ING Van Kampen Global Franchise (Service Class)
    (continued)
    Band 17                                                      200,135.249         $ 10.88        $ 2,177,472
    Band 18                                                       18,944.794           10.87            205,930
    Band 19                                                      104,915.850           10.85          1,138,337
    Band 20                                                      360,519.247           10.93          3,940,475
    Band 21                                                       92,037.930           10.90          1,003,213
    Band 25                                                       10,213.007           11.11            113,467
                                                           ------------------                 ------------------
                                                               5,295,193.080                       $ 58,026,763
                                                           ==================                 ==================
ING Van Kampen Global Franchise (Advisor Class)
Contracts in accumulation period:
    Band 6                                                       315,603.821         $ 11.82        $ 3,730,437
    Band 7                                                         4,167.287           11.81             49,216
    Band 8                                                           471.518           11.80              5,564
    Band 10                                                       90,627.100           11.78          1,067,587
    Band 11                                                        8,423.022           11.77             99,139
    Band 12                                                      256,082.045           11.77          3,014,086
    Band 20                                                      556,766.660           11.75          6,542,008
                                                           ------------------                 ------------------
                                                               1,232,141.453                       $ 14,508,037
                                                           ==================                 ==================
ING Van Kampen Growth and Income (Service Class)
Currently payable annuity contracts:
    Band 1                                                           306.212         $ 24.37            $ 7,462
    Band 2                                                         4,489.398           23.87            107,162
Contracts in accumulation period:
    Band 1                                                         9,547.725           24.37            232,678
    Band 2                                                       975,926.868           23.87         23,295,374
    Band 3                                                        37,833.964           23.02            870,938
    Band 4                                                       662,030.250           23.29         15,418,685
    Band 5                                                       233,668.197           23.15          5,409,419
    Band 6                                                     5,707,684.458           22.94        130,934,281
    Band 7                                                     2,615,475.143           22.79         59,606,679
    Band 8                                                     6,186,430.645           22.59        139,751,468
    Band 9                                                       456,690.159           22.44         10,248,127
    Band 10                                                    1,070,652.941           22.32         23,896,974
    Band 11                                                    6,539,927.506           22.21        145,251,790
    Band 12                                                      842,518.972           22.09         18,611,244
    Band 13                                                    2,020,012.181           21.98         44,399,868
    Band 14                                                    2,428,851.870           21.75         52,827,528
    Band 15                                                        2,912.826           21.63             63,004
    Band 16                                                       52,462.033           21.41          1,123,212
    Band 17                                                      424,242.467           21.30          9,036,365
    Band 18                                                       93,569.006           21.19          1,982,727
    Band 19                                                      120,772.450           20.97          2,532,598
    Band 20                                                      619,369.129           21.86         13,539,409
    Band 21                                                      233,333.900           21.52          5,021,346
    Band 24                                                           48.633           25.14              1,223
    Band 25                                                       51,534.201           24.12          1,243,005
                                                           ------------------                 ------------------
                                                              31,390,291.134                      $ 705,412,566
                                                           ==================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                   Division/Contract                             Units          Unit Value     Extended Value
--------------------------------------------------------   ------------------  -------------- ------------------
ING Van Kampen Growth and Income (Advisor Class)
Contracts in accumulation period:
    Band 6                                                       395,947.902         $ 12.33        $ 4,882,038
    Band 7                                                        10,884.327           12.32            134,095
    Band 8                                                           606.599           12.30              7,461
    Band 10                                                       80,613.916           12.29            990,745
    Band 11                                                        5,873.667           12.28             72,129
    Band 12                                                      455,683.553           12.27          5,591,237
    Band 20                                                    1,010,894.454           12.25         12,383,457
                                                           ------------------                 ------------------
                                                               1,960,504.418                       $ 24,061,162
                                                           ==================                 ==================
ING Van Kampen Real Estate (Service Class)
Currently payable annuity contracts:
    Band 2                                                         2,202.851         $ 40.42           $ 89,039
Contracts in accumulation period:
    Band 1                                                        11,373.349           41.65            473,700
    Band 2                                                       237,418.101           40.42          9,596,440
    Band 3                                                         3,216.218           38.33            123,278
    Band 4                                                        89,474.827           38.97          3,486,834
    Band 5                                                        83,292.947           38.63          3,217,607
    Band 6                                                     1,388,196.264           38.11         52,904,160
    Band 7                                                     1,439,332.079           37.77         54,363,573
    Band 8                                                       740,624.440           37.25         27,588,260
    Band 9                                                       168,123.074           36.92          6,207,104
    Band 10                                                      395,687.378           36.64         14,497,986
    Band 11                                                    1,057,431.626           36.36         38,448,214
    Band 12                                                      398,419.309           36.09         14,378,953
    Band 13                                                      933,789.819           35.82         33,448,351
    Band 14                                                    1,166,069.626           35.28         41,138,936
    Band 15                                                        1,916.570           35.01             67,099
    Band 16                                                       40,492.584           34.48          1,396,184
    Band 17                                                      182,706.935           34.22          6,252,231
    Band 18                                                       34,933.632           33.96          1,186,346
    Band 19                                                       88,514.107           33.44          2,959,912
    Band 20                                                      462,356.093           35.55         16,436,759
    Band 21                                                       58,411.800           34.74          2,029,226
    Band 24                                                           73.307           43.58              3,195
    Band 25                                                       15,508.418           41.04            636,465
                                                           ------------------                 ------------------
                                                               8,999,565.354                      $ 330,929,852
                                                           ==================                 ==================
ING Van Kampen Real Estate (Advisor Class)
Contracts in accumulation period:
    Band 6                                                       100,982.121         $ 13.03        $ 1,315,797
    Band 7                                                         9,624.021           13.03            125,401
    Band 8                                                           103.812           13.01              1,351
    Band 10                                                       21,398.766           12.99            277,970
    Band 11                                                        1,999.995           12.98             25,960
    Band 12                                                       96,185.676           12.97          1,247,528
    Band 20                                                      250,986.083           12.96          3,252,780
                                                           ------------------                 ------------------
                                                                 481,280.474                        $ 6,246,787
                                                           ==================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Alger Aggressive Growth
Contracts in accumulation period:
    Band 35                                                    32,473.033          $ 9.85          $ 319,859
    Band 36                                                     1,720.680            9.81             16,880
    Band 37                                                       439.360            9.78              4,297
    Band 38                                                    17,687.873           12.04            212,962
    Band 40                                                       225.306           12.02              2,708
                                                       -------------------                 ------------------
                                                               52,546.252                          $ 556,706
                                                       ===================                 ==================
ING Alger Growth
Contracts in accumulation period:
    Band 35                                                    12,632.668          $ 8.74          $ 110,410
    Band 38                                                     2,727.469           11.67             31,830
                                                       -------------------                 ------------------
                                                               15,360.137                          $ 142,240
                                                       ===================                 ==================
ING American Century Small Cap Value
Contracts in accumulation period:
    Band 35                                                    11,451.377         $ 10.91          $ 124,935
    Band 36                                                       864.257           10.87              9,394
    Band 38                                                     1,838.821           11.83             21,753
    Band 39                                                       494.580           11.82              5,846
                                                       -------------------                 ------------------
                                                               14,649.035                          $ 161,928
                                                       ===================                 ==================
ING Baron Small Cap Growth
Contracts in accumulation period:
    Band 35                                                    53,076.221         $ 11.54          $ 612,500
    Band 36                                                    12,488.360           11.51            143,741
    Band 37                                                       500.512           11.48              5,746
    Band 38                                                    15,935.593           11.49            183,100
    Band 39                                                     6,976.950           11.48             80,095
    Band 40                                                       238.520           11.48              2,738
                                                       -------------------                 ------------------
                                                               89,216.156                        $ 1,027,920
                                                       ===================                 ==================
ING JPMorgan Fleming International
Contracts in accumulation period:
    Band 4                                                        332.039         $ 11.88            $ 3,945
    Band 5                                                      5,700.502           11.88             67,722
    Band 6                                                     75,921.700           11.87            901,191
    Band 7                                                     63,194.042           11.87            750,113
    Band 8                                                     11,752.929           11.87            139,507
    Band 9                                                      7,836.535           11.87             93,020
    Band 10                                                    56,919.099           11.86            675,061
    Band 11                                                    32,413.717           11.86            384,427
    Band 12                                                    21,504.406           11.86            255,042
    Band 13                                                    80,497.006           11.86            954,694
    Band 14                                                    85,474.640           11.85          1,012,874
    Band 15                                                     8,655.374           11.85            102,566
    Band 16                                                     3,444.061           11.85             40,812

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING JPMorgan Fleming International (continued)
    Band 17                                                    22,489.212         $ 11.85          $ 266,497
    Band 18                                                       325.968           11.84              3,859
    Band 19                                                    35,164.472           11.84            416,347
    Band 20                                                    58,637.751           11.86            695,444
    Band 21                                                    13,820.993           11.85            163,779
    Band 26                                                    14,886.284           11.89            176,998
    Band 27                                                        22.823           11.88                271
    Band 29                                                    14,760.927           11.87            175,212
    Band 30                                                     4,253.916           11.86             50,451
    Band 31                                                    18,821.706           11.85            223,037
    Band 32                                                     4,218.068           11.84             49,942
    Band 33                                                     4,637.378           11.83             54,860
    Band 34                                                     3,658.856           11.83             43,284
    Band 35                                                    21,669.455           10.46            226,663
    Band 36                                                       707.559           10.42              7,373
    Band 38                                                     6,943.293           12.24             84,986
                                                       -------------------                 ------------------
                                                              678,664.711                        $ 8,019,977
                                                       ===================                 ==================
ING JPMorgan Mid Cap Value
Contracts in accumulation period:
    Band 4                                                      1,196.777         $ 10.99           $ 13,153
    Band 9                                                     19,125.860           11.71            223,964
    Band 13                                                    11,472.604           11.67            133,885
    Band 15                                                    37,877.284           11.64            440,892
    Band 26                                                    48,704.169           11.84            576,657
    Band 27                                                    24,324.910           11.78            286,547
    Band 28                                                     4,934.658           11.75             57,982
    Band 29                                                   108,852.703           11.74          1,277,931
    Band 30                                                    64,770.418           11.68            756,518
    Band 31                                                    82,437.201           11.65            960,393
    Band 32                                                    34,572.554           11.59            400,696
    Band 33                                                    29,210.435           11.55            337,381
    Band 34                                                    38,561.767           11.52            444,232
    Band 35                                                    13,543.221           11.88            160,893
    Band 36                                                     1,977.398           11.84             23,412
    Band 38                                                     1,330.848           11.44             15,225
    Band 39                                                     2,830.298           11.43             32,350
    Band 41                                                       290.811           10.97              3,190
    Band 43                                                       493.927           10.95              5,409
                                                       -------------------                 ------------------
                                                              526,507.843                        $ 6,150,710
                                                       ===================                 ==================
ING MFS(R) Capital Opportunities (Initial Class)
Contracts in accumulation period:
    Band 4                                                      2,192.243         $ 10.73           $ 23,523
    Band 9                                                     19,794.105            7.71            152,613
    Band 13                                                    18,605.108            7.67            142,701
    Band 15                                                    25,223.963            7.64            192,711

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING MFS(R) Capital Opportunities (Initial Class)
    (continued)
    Band 26                                                    40,717.366          $ 7.83          $ 318,817
    Band 27                                                    27,741.824            7.78            215,831
    Band 28                                                    16,464.929            7.75            127,603
    Band 29                                                    82,473.322            7.74            638,344
    Band 30                                                    45,229.330            7.68            347,361
    Band 31                                                    57,505.036            7.65            439,914
    Band 32                                                    32,730.098            7.59            248,421
    Band 33                                                    10,558.559            7.56             79,823
    Band 34                                                     8,193.794            7.53             61,699
    Band 41                                                     1,814.889           10.71             19,437
                                                       -------------------                 ------------------
                                                              389,244.566                        $ 3,008,798
                                                       ===================                 ==================
ING MFS(R) Capital Opportunities (Service Class)
Contracts in accumulation period:
    Band 35                                                    35,845.772          $ 8.69          $ 311,500
    Band 38                                                     7,006.084           11.29             79,099
                                                       -------------------                 ------------------
                                                               42,851.856                          $ 390,599
                                                       ===================                 ==================
ING MFS(R) Global Growth
Contracts in accumulation period:
    Band 9                                                      9,449.741         $ 10.77          $ 101,774
    Band 13                                                     1,218.695           10.73             13,077
    Band 15                                                       678.047           10.70              7,255
    Band 26                                                    28,048.722           10.89            305,451
    Band 27                                                    15,200.868           10.83            164,625
    Band 28                                                     2,345.341           10.80             25,330
    Band 29                                                    30,149.209           10.79            325,310
    Band 30                                                    16,831.002           10.74            180,765
    Band 31                                                    16,759.743           10.71            179,497
    Band 32                                                     8,222.724           10.66             87,654
    Band 33                                                     8,847.693           10.62             93,963
    Band 34                                                     2,158.087           10.60             22,876
    Band 35                                                     3,128.061           10.92             34,158
    Band 36                                                     1,761.405           10.89             19,182
    Band 39                                                     2,102.402           11.89             24,998
                                                       -------------------                 ------------------
                                                              146,901.740                        $ 1,585,915
                                                       ===================                 ==================
ING MFS(R) Research Equity
Contracts in accumulation period:
    Band 35                                                     7,244.971          $ 9.08           $ 65,784
    Band 37                                                     2,041.391            9.02             18,413
    Band 38                                                       376.278           11.25              4,233
    Band 40                                                       730.798           11.23              8,207
                                                       -------------------                 ------------------
                                                               10,393.438                           $ 96,637
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING OpCap Balanced Value
Contracts in accumulation period:
    Band 35                                                    36,432.370         $ 10.08          $ 367,238
    Band 38                                                     1,063.351           11.28             11,995
    Band 39                                                     2,526.673           11.27             28,476
                                                       -------------------                 ------------------
                                                               40,022.394                          $ 407,709
                                                       ===================                 ==================
ING PIMCO Total Return
Contracts in accumulation period:
    Band 35                                                   131,991.443         $ 11.11        $ 1,466,425
    Band 36                                                     3,443.409           11.07             38,119
    Band 37                                                     1,150.566           11.04             12,702
    Band 38                                                     8,451.141           10.23             86,455
    Band 39                                                    28,461.298           10.22            290,874
    Band 40                                                     2,303.295           10.21             23,517
                                                       -------------------                 ------------------
                                                              175,801.152                        $ 1,918,092
                                                       ===================                 ==================
ING Salomon Brothers Aggressive Growth
Contracts in accumulation period:
    Band 2                                                      1,174.990         $ 10.83           $ 12,725
    Band 4                                                      1,411.288           10.82             15,270
    Band 5                                                      8,542.667           10.82             92,432
    Band 6                                                    100,971.470           10.82          1,092,511
    Band 7                                                    174,679.678           10.81          1,888,287
    Band 8                                                     16,859.606           10.81            182,252
    Band 9                                                     10,182.408           10.81            110,072
    Band 10                                                    94,035.935           10.81          1,016,528
    Band 11                                                    96,652.904           10.80          1,043,851
    Band 12                                                    45,661.802           10.80            493,147
    Band 13                                                   147,756.704           10.80          1,595,772
    Band 14                                                   290,892.127           10.80          3,141,635
    Band 15                                                     5,104.678           10.79             55,079
    Band 16                                                     1,222.547           10.79             13,191
    Band 17                                                   109,745.462           10.79          1,184,154
    Band 18                                                     5,179.363           10.79             55,885
    Band 19                                                    18,267.584           10.78            196,925
    Band 20                                                    95,577.544           10.80          1,032,237
    Band 21                                                     7,732.941           10.79             83,438
    Band 26                                                       856.200           10.83              9,273
    Band 27                                                     4,646.802           10.82             50,278
    Band 29                                                    17,348.734           10.81            187,540
    Band 30                                                     5,309.474           10.80             57,342
    Band 31                                                       296.881           10.80              3,206
    Band 32                                                     9,088.421           10.79             98,064
    Band 33                                                     3,896.228           10.78             42,001
    Band 34                                                    11,598.037           10.77            124,911
    Band 41                                                       249.257           10.80              2,692
                                                       -------------------                 ------------------
                                                            1,284,941.732                       $ 13,880,698
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Salomon Brothers Fundamental Value
Contracts in accumulation period:
    Band 35                                                    44,075.147         $ 10.35          $ 456,178
    Band 36                                                       124.312           10.31              1,282
    Band 38                                                    11,590.501           11.85            137,347
    Band 40                                                       474.840           11.84              5,622
                                                       -------------------                 ------------------
                                                               56,264.800                          $ 600,429
                                                       ===================                 ==================
ING Salomon Brothers Investors Value
Contracts in accumulation period:
    Band 35                                                    32,121.941          $ 9.92          $ 318,650
    Band 37                                                     1,096.632            9.85             10,802
    Band 38                                                     2,219.589           11.62             25,792
    Band 39                                                       613.570           11.61              7,124
                                                       -------------------                 ------------------
                                                               36,051.732                          $ 362,368
                                                       ===================                 ==================
ING T. Rowe Price Growth Equity
Contracts in accumulation period:
    Band 35                                                   173,019.006          $ 9.75        $ 1,686,935
    Band 36                                                    20,177.812            9.71            195,927
    Band 37                                                     1,595.364            9.68             15,443
    Band 38                                                    23,820.839           11.51            274,178
    Band 39                                                    10,629.925           11.50            122,244
                                                       -------------------                 ------------------
                                                              229,242.946                        $ 2,294,727
                                                       ===================                 ==================
ING UBS Tactical Asset Allocation
Contracts in accumulation period:
    Band 35                                                     7,594.110          $ 9.50           $ 72,144
    Band 38                                                       758.436           11.48              8,707
    Band 40                                                       732.158           11.46              8,391
                                                       -------------------                 ------------------
                                                                9,084.704                           $ 89,242
                                                       ===================                 ==================
ING Van Kampen Comstock
Contracts in accumulation period:
    Band 4                                                      2,114.507         $ 11.10           $ 23,471
    Band 6                                                    529,612.798           10.61          5,619,192
    Band 7                                                     24,037.533           10.60            254,798
    Band 9                                                     43,374.669           10.58            458,904
    Band 10                                                   130,443.061           10.57          1,378,783
    Band 11                                                     8,548.697           10.56             90,274
    Band 12                                                   516,050.320           10.55          5,444,331
    Band 13                                                    19,928.733           10.54            210,049
    Band 15                                                    33,230.631           10.51            349,254
    Band 20                                                 1,575,806.365           10.53         16,593,241
    Band 26                                                    76,872.836           10.69            821,771
    Band 27                                                    60,550.929           10.64            644,262
    Band 28                                                     6,130.318           10.61             65,043
    Band 29                                                   104,171.408           10.60          1,104,217

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Van Kampen Comstock (continued)
    Band 30                                                    73,478.728         $ 10.55          $ 775,201
    Band 31                                                    54,491.493           10.52            573,251
    Band 32                                                    34,041.118           10.47            356,411
    Band 33                                                    17,940.911           10.43            187,124
    Band 34                                                    49,362.809           10.41            513,867
    Band 35                                                    89,527.023           10.73            960,625
    Band 36                                                     7,936.984           10.69             84,846
    Band 38                                                    68,494.944           11.58            793,171
    Band 39                                                    24,259.044           11.57            280,677
    Band 41                                                       396.262           11.08              4,391
                                                       -------------------                 ------------------
                                                            3,550,802.121                       $ 37,587,154
                                                       ===================                 ==================
ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
    Band 6                                                    145,532.393         $ 10.25        $ 1,491,707
    Band 7                                                     24,801.793           10.25            254,218
    Band 9                                                  2,023,884.155           10.24         20,724,574
    Band 10                                                    56,854.261           10.24            582,188
    Band 12                                                    34,785.136           10.23            355,852
    Band 13                                                   588,193.560           10.23          6,017,220
    Band 14                                                    22,657.826           10.23            231,790
    Band 15                                                   569,199.159           10.22          5,817,215
    Band 17                                                    17,037.367           10.21            173,952
    Band 20                                                   104,082.184           10.23          1,064,761
    Band 26                                                 1,905,767.783           10.28         19,591,293
    Band 27                                                   638,397.526           10.26          6,549,959
    Band 28                                                   245,214.304           10.25          2,513,447
    Band 29                                                 6,149,688.510           10.25         63,034,307
    Band 30                                                 2,434,353.625           10.23         24,903,438
    Band 31                                                 2,255,488.657           10.22         23,051,094
    Band 32                                                 2,373,173.261           10.21         24,230,099
    Band 33                                                   725,301.980           10.20          7,398,080
    Band 34                                                   772,157.924           10.19          7,868,289
    Band 35                                                   433,744.773           10.29          4,463,234
    Band 36                                                    31,548.309           10.28            324,317
    Band 38                                                     5,138.559           10.29             52,876
    Band 39                                                    13,751.743           10.28            141,368
                                                       -------------------                 ------------------
                                                           21,570,754.788                      $ 220,835,278
                                                       ===================                 ==================
ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
    Band 5                                                      2,698.513         $ 10.04           $ 27,093
    Band 6                                                    186,570.428           10.03          1,871,301
    Band 9                                                  1,906,764.350           10.03         19,124,846
    Band 10                                                    25,108.969           10.03            251,843
    Band 12                                                    49,223.805           10.02            493,223
    Band 13                                                   495,513.426           10.02          4,965,045

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                  Division/Contract                           Units           Unit Value     Extended Value
------------------------------------------------------  ------------------- --------------- -----------------
ING GET U.S. Core Portfolio - Series 2 (continued)
    Band 14                                                     21,685.492         $ 10.02         $ 217,289
    Band 15                                                    267,014.166           10.02         2,675,482
    Band 20                                                     20,080.259           10.02           201,204
    Band 26                                                  1,884,156.355           10.05        18,935,771
    Band 27                                                    452,547.195           10.04         4,543,574
    Band 28                                                    227,087.468           10.03         2,277,687
    Band 29                                                  4,356,517.351           10.03        43,695,869
    Band 30                                                  2,223,171.584           10.02        22,276,179
    Band 31                                                  1,452,294.756           10.02        14,551,993
    Band 32                                                  1,441,340.114           10.01        14,427,815
    Band 33                                                    949,211.384           10.00         9,492,114
    Band 34                                                    562,754.191           10.00         5,627,542
    Band 35                                                     73,611.621           10.05           739,797
    Band 38                                                     94,526.640           10.05           949,993
                                                        -------------------                 -----------------
                                                            16,691,878.067                     $ 167,345,660
                                                        ===================                 =================
ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
    Band 6                                                         199.898         $ 10.00           $ 1,999
    Band 9                                                      99,988.806           10.00           999,888
    Band 13                                                     35,583.916           10.00           355,839
    Band 14                                                     13,426.869            9.99           134,134
    Band 15                                                      2,301.612            9.99            22,993
    Band 26                                                     68,047.721           10.00           680,477
    Band 27                                                     11,853.934           10.00           118,539
    Band 28                                                      8,096.482           10.00            80,965
    Band 29                                                    244,152.847           10.00         2,441,528
    Band 30                                                     35,820.613           10.00           358,206
    Band 31                                                    100,544.182            9.99         1,004,436
    Band 32                                                    163,623.087            9.99         1,634,595
    Band 33                                                      7,853.374            9.99            78,455
    Band 34                                                     72,917.931            9.99           728,450
    Band 38                                                     32,537.372           10.00           325,374
                                                        -------------------                 -----------------
                                                               896,948.644                       $ 8,965,878
                                                        ===================                 =================
ING VIT Worldwide Growth
Contracts in accumulation period:
    Band 2                                                       4,652.127          $ 6.73          $ 31,309
    Band 4                                                      12,256.009            6.67            81,748
    Band 5                                                      90,863.607            6.65           604,243
    Band 6                                                     794,098.666            6.63         5,264,874
    Band 7                                                   1,254,634.665            6.62         8,305,681
    Band 8                                                     116,479.234            6.59           767,598
    Band 9                                                     123,770.602            6.58           814,411
    Band 10                                                    424,273.105            6.57         2,787,474
    Band 11                                                    450,251.860            6.56         2,953,652
    Band 12                                                    546,670.112            6.54         3,575,223

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VIT Worldwide Growth (continued)
    Band 13                                                   910,435.618          $ 6.53        $ 5,945,145
    Band 14                                                 1,486,059.220            6.51          9,674,246
    Band 15                                                     3,246.636            6.50             21,103
    Band 16                                                    72,812.299            6.47            471,096
    Band 17                                                   252,106.302            6.46          1,628,607
    Band 18                                                    61,655.665            6.45            397,679
    Band 19                                                   101,857.494            6.42            653,925
    Band 20                                                   619,542.538            6.52          4,039,417
    Band 21                                                   113,211.560            6.48            733,611
    Band 25                                                    30,258.085            6.75            204,242
    Band 26                                                    33,614.392            6.74            226,561
    Band 27                                                    23,178.675            6.67            154,602
    Band 28                                                     3,475.864            6.63             23,045
    Band 29                                                    49,216.088            6.62            325,811
    Band 30                                                    25,053.220            6.54            163,848
    Band 31                                                    20,659.676            6.51            134,494
    Band 32                                                     8,684.757            6.44             55,930
    Band 33                                                    42,473.177            6.39            271,404
    Band 34                                                     2,903.037            6.35             18,434
                                                       -------------------                 ------------------
                                                            7,678,394.290                       $ 50,329,413
                                                       ===================                 ==================
ING VP Balanced
Contracts in accumulation period:
    Band 35                                                    71,913.958         $ 11.34          $ 815,504
    Band 37                                                     1,273.477           11.31             14,403
    Band 38                                                    33,288.584           11.05            367,839
    Band 39                                                     3,013.984           11.04             33,274
                                                       -------------------                 ------------------
                                                              109,490.003                        $ 1,231,020
                                                       ===================                 ==================
ING VP Bond
Contracts in accumulation period:
    Band 1                                                      7,632.652         $ 11.24           $ 85,791
    Band 2                                                     17,047.269           11.20            190,929
    Band 3                                                        439.925           11.14              4,901
    Band 4                                                     15,515.819           11.16            173,157
    Band 5                                                     53,210.053           11.15            593,292
    Band 6                                                  1,026,869.086           11.13         11,429,053
    Band 7                                                    897,486.059           11.12          9,980,045
    Band 8                                                    314,718.145           11.10          3,493,371
    Band 9                                                     76,854.916           11.09            852,321
    Band 10                                                   337,030.597           11.08          3,734,299
    Band 11                                                   587,972.634           11.07          6,508,857
    Band 12                                                   277,417.361           11.06          3,068,236
    Band 13                                                   785,878.502           11.05          8,683,957
    Band 14                                                   889,844.118           11.04          9,823,879
    Band 16                                                    61,347.706           11.01            675,438
    Band 17                                                   182,944.928           11.00          2,012,394

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP Bond (continued)
    Band 18                                                    29,781.181         $ 10.99          $ 327,295
    Band 19                                                    49,929.119           10.97            547,722
    Band 20                                                   650,221.783           11.04          7,178,448
    Band 21                                                    49,551.135           11.02            546,054
    Band 25                                                    11,009.256           11.22            123,524
    Band 35                                                   113,933.269           11.25          1,281,749
    Band 36                                                     3,638.443           11.21             40,787
    Band 38                                                    12,126.778           10.36            125,633
    Band 40                                                     1,523.227           10.34             15,750
                                                       -------------------                 ------------------
                                                            6,453,923.961                       $ 71,496,882
                                                       ===================                 ==================
ING VP Growth
Contracts in accumulation period:
    Band 35                                                    23,794.529          $ 8.96          $ 213,199
    Band 37                                                     6,225.801            8.90             55,410
    Band 38                                                     1,579.589           11.49             18,149
    Band 40                                                       475.027           11.47              5,449
                                                       -------------------                 ------------------
                                                               32,074.946                          $ 292,207
                                                       ===================                 ==================
ING VP Index Plus LargeCap
Contracts in accumulation period:
    Band 2                                                      6,544.445          $ 9.07           $ 59,358
    Band 4                                                     33,240.498            9.01            299,497
    Band 5                                                     67,278.993            9.00            605,511
    Band 6                                                    452,480.772            8.98          4,063,277
    Band 7                                                    805,872.915            8.97          7,228,680
    Band 8                                                     65,973.217            8.94            589,801
    Band 9                                                     68,649.065            8.93            613,036
    Band 10                                                   392,887.868            8.92          3,504,560
    Band 11                                                   295,431.116            8.91          2,632,291
    Band 12                                                   156,052.383            8.90          1,388,866
    Band 13                                                   335,685.424            8.89          2,984,243
    Band 14                                                   894,271.308            8.87          7,932,187
    Band 15                                                    71,551.570            8.86            633,947
    Band 16                                                     9,729.787            8.83             85,914
    Band 17                                                   241,627.466            8.82          2,131,154
    Band 18                                                    27,483.905            8.81            242,133
    Band 19                                                   129,805.639            8.79          1,140,992
    Band 20                                                   454,341.917            8.88          4,034,556
    Band 21                                                    73,288.634            8.84            647,872
    Band 26                                                   302,563.368            9.08          2,747,275
    Band 27                                                    75,057.456            9.01            676,268
    Band 28                                                    42,291.918            8.98            379,781
    Band 29                                                   433,236.245            8.97          3,886,129
    Band 30                                                   116,154.838            8.90          1,033,778
    Band 31                                                    63,391.034            8.87            562,278

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP Index Plus LargeCap (continued)
    Band 32                                                    44,012.564          $ 8.80          $ 387,311
    Band 33                                                    40,925.946            8.76            358,511
    Band 34                                                    45,881.863            8.72            400,090
    Band 35                                                   714,142.640            9.13          6,520,122
    Band 36                                                    31,451.292            9.08            285,578
    Band 37                                                    10,669.559            9.05             96,560
    Band 38                                                    82,959.543           11.48            952,376
    Band 39                                                    39,178.033           11.47            449,372
    Band 40                                                       486.538           11.47              5,581
    Band 41                                                     3,497.520           10.99             38,438
    Band 42                                                     3,298.306           10.98             36,215
    Band 43                                                     5,848.705           10.98             64,219
                                                       -------------------                 ------------------
                                                            6,637,244.290                       $ 59,697,757
                                                       ===================                 ==================
ING VP Index Plus MidCap
Contracts in accumulation period:
    Band 4                                                      1,794.621         $ 11.05           $ 19,831
    Band 7                                                      1,026.406           11.13             11,424
    Band 9                                                    139,797.631           11.09          1,550,356
    Band 13                                                    25,110.809           11.03            276,972
    Band 15                                                    47,579.160           10.99            522,895
    Band 26                                                   280,175.490           11.27          3,157,578
    Band 27                                                   109,452.776           11.18          1,223,682
    Band 28                                                    33,406.513           11.14            372,149
    Band 29                                                   316,191.360           11.13          3,519,210
    Band 30                                                   188,213.825           11.04          2,077,881
    Band 31                                                   113,912.228           11.00          1,253,035
    Band 32                                                    58,660.616           10.92            640,574
    Band 33                                                    45,984.065           10.87            499,847
    Band 34                                                    67,787.748           10.83            734,141
    Band 35                                                   258,277.906           11.32          2,923,706
    Band 36                                                    32,538.909           11.27            366,714
    Band 37                                                     1,567.700           11.23             17,605
    Band 38                                                    34,454.003           11.87            408,969
    Band 39                                                    13,061.649           11.86            154,911
    Band 40                                                     2,057.348           11.86             24,400
    Band 41                                                     1,468.837           11.03             16,201
    Band 42                                                     4,978.038           11.02             54,858
    Band 43                                                     6,185.476           11.02             68,164
                                                       -------------------                 ------------------
                                                            1,783,683.114                       $ 19,895,103
                                                       ===================                 ==================
ING VP Index Plus SmallCap
Contracts in accumulation period:
    Band 4                                                      4,431.267         $ 11.06           $ 49,010
    Band 7                                                      1,336.904           11.53             15,415

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP Index Plus SmallCap (continued)
    Band 9                                                    139,268.587         $ 11.48        $ 1,598,803
    Band 13                                                    56,252.168           11.43            642,962
    Band 15                                                    32,978.808           11.38            375,299
    Band 26                                                   208,711.104           11.67          2,435,659
    Band 27                                                   103,839.776           11.58          1,202,465
    Band 28                                                    23,183.739           11.54            267,540
    Band 29                                                   253,989.531           11.53          2,928,499
    Band 30                                                   127,538.806           11.44          1,459,044
    Band 31                                                   101,972.241           11.40          1,162,484
    Band 32                                                    69,979.624           11.31            791,470
    Band 33                                                    77,682.791           11.26            874,708
    Band 34                                                    51,075.454           11.22            573,067
    Band 35                                                   128,984.883           11.73          1,512,993
    Band 36                                                     3,910.606           11.67             45,637
    Band 37                                                       541.510           11.63              6,298
    Band 38                                                    23,837.571           11.99            285,812
    Band 39                                                       396.400           11.98              4,749
    Band 41                                                       724.745           11.04              8,001
    Band 42                                                     4,609.882           11.03             50,847
    Band 43                                                     4,711.984           11.03             51,973
                                                       -------------------                 ------------------
                                                            1,419,958.381                       $ 16,342,735
                                                       ===================                 ==================
ING VP International Equity
Contracts in accumulation period:
    Band 35                                                     8,857.850          $ 9.52           $ 84,327
    Band 38                                                     9,234.012           12.19            112,563
                                                       -------------------                 ------------------
                                                               18,091.862                          $ 196,890
                                                       ===================                 ==================
ING VP Small Company
Contracts in accumulation period:
    Band 35                                                    52,291.336         $ 10.33          $ 540,170
    Band 36                                                     4,206.807           10.29             43,288
    Band 37                                                     3,101.003           10.26             31,816
    Band 38                                                    11,107.884           11.84            131,517
    Band 39                                                    10,451.985           11.83            123,647
    Band 40                                                       460.371           11.83              5,446
                                                       -------------------                 ------------------
                                                               81,619.386                          $ 875,884
                                                       ===================                 ==================
ING VP Value Opportunity
Contracts in accumulation period:
    Band 9                                                     10,996.653          $ 8.01           $ 88,083
    Band 13                                                     4,692.797            7.97             37,402
    Band 15                                                     4,823.559            7.94             38,299
    Band 26                                                    53,319.166            8.14            434,018

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP Value Opportunity (continued)
    Band 27                                                    16,703.022          $ 8.08          $ 134,960
    Band 28                                                     9,651.348            8.05             77,693
    Band 29                                                    64,239.028            8.04            516,482
    Band 30                                                    34,458.303            7.98            274,977
    Band 31                                                    13,515.662            7.95            107,450
    Band 32                                                    21,398.980            7.89            168,838
    Band 33                                                     1,525.435            7.85             11,975
    Band 34                                                    17,301.616            7.82            135,299
    Band 35                                                    29,876.504            8.18            244,390
    Band 36                                                       157.530            8.14              1,282
                                                       -------------------                 ------------------
                                                              282,659.603                        $ 2,271,148
                                                       ===================                 ==================
ING VP Convertible
Contracts in accumulation period:
    Band 9                                                     18,144.678         $ 12.01          $ 217,918
    Band 13                                                     3,859.590           11.95             46,122
    Band 15                                                     8,981.459           11.90            106,879
    Band 26                                                    90,070.672           12.21          1,099,763
    Band 27                                                    32,053.061           12.11            388,163
    Band 28                                                     3,957.934           12.07             47,772
    Band 29                                                    66,419.278           12.05            800,352
    Band 30                                                    65,753.302           11.96            786,409
    Band 31                                                     6,963.867           11.92             83,009
    Band 32                                                    16,708.413           11.83            197,661
    Band 33                                                     6,970.002           11.77             82,037
    Band 34                                                     5,450.835           11.73             63,938
    Band 43                                                       485.162           11.24              5,453
                                                       -------------------                 ------------------
                                                              325,818.253                        $ 3,925,476
                                                       ===================                 ==================
ING VP Growth and Income
Contracts in accumulation period:
    Band 35                                                   124,019.146         $ 12.14        $ 1,505,592
    Band 38                                                    11,076.465           11.55            127,933
    Band 39                                                     7,750.586           11.54             89,442
                                                       -------------------                 ------------------
                                                              142,846.197                        $ 1,722,967
                                                       ===================                 ==================
ING VP Growth Opportunities
Contracts in accumulation period:
    Band 4                                                      3,991.265          $ 6.90           $ 27,540
    Band 5                                                     29,307.139            6.89            201,926
    Band 6                                                    351,903.919            6.87          2,417,580
    Band 7                                                    696,848.254            6.86          4,780,379
    Band 8                                                    119,046.080            6.84            814,275
    Band 9                                                     53,290.272            6.83            363,973

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP Growth Opportunities (continued)
    Band 10                                                   240,861.697          $ 6.82        $ 1,642,677
    Band 11                                                   283,852.699            6.82          1,935,875
    Band 12                                                   230,737.482            6.81          1,571,322
    Band 13                                                   400,547.755            6.80          2,723,725
    Band 14                                                   677,924.212            6.78          4,596,326
    Band 16                                                    14,496.481            6.75             97,851
    Band 17                                                   137,234.263            6.74            924,959
    Band 18                                                    22,603.834            6.73            152,124
    Band 19                                                   100,540.079            6.71            674,624
    Band 20                                                   392,295.786            6.79          2,663,688
    Band 21                                                    50,836.456            6.76            343,654
    Band 25                                                     8,490.211            6.96             59,092
    Band 35                                                     5,353.657            6.99             37,422
    Band 38                                                     1,999.416           11.64             23,273
                                                       -------------------                 ------------------
                                                            3,822,160.957                       $ 26,052,285
                                                       ===================                 ==================
ING VP International Value
Contracts in accumulation period:
    Band 35                                                    38,095.675         $ 10.91          $ 415,624
    Band 36                                                     1,153.919           10.86             12,532
    Band 38                                                     8,311.062           12.05            100,148
    Band 39                                                       460.173           12.04              5,540
                                                       -------------------                 ------------------
                                                               48,020.829                          $ 533,844
                                                       ===================                 ==================
ING VP LargeCap Growth
Contracts in accumulation period:
    Band 9                                                      5,005.291          $ 8.05           $ 40,293
    Band 13                                                       380.502            8.01              3,048
    Band 15                                                    12,568.332            7.98            100,295
    Band 26                                                    69,776.794            8.18            570,774
    Band 27                                                    35,014.135            8.12            284,315
    Band 28                                                     6,658.887            8.09             53,870
    Band 29                                                    54,784.445            8.08            442,658
    Band 30                                                    27,054.485            8.02            216,977
    Band 31                                                    18,214.912            7.99            145,537
    Band 32                                                     6,163.808            7.93             48,879
    Band 33                                                     2,317.658            7.89             18,286
    Band 34                                                     2,007.414            7.86             15,778
                                                       -------------------                 ------------------
                                                              239,946.663                        $ 1,940,710
                                                       ===================                 ==================
ING VP MagnaCap
Contracts in accumulation period:
    Band 2                                                      6,982.276          $ 9.25           $ 64,586
    Band 4                                                     10,579.487            9.19             97,225

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP MagnaCap (continued)
    Band 5                                                     17,330.670          $ 9.18          $ 159,096
    Band 6                                                    317,550.339            9.15          2,905,586
    Band 7                                                    558,846.608            9.14          5,107,858
    Band 8                                                     47,645.687            9.11            434,052
    Band 9                                                     56,264.669            9.10            512,008
    Band 10                                                   219,722.426            9.09          1,997,277
    Band 11                                                   202,659.013            9.08          1,840,144
    Band 12                                                   147,080.743            9.06          1,332,552
    Band 13                                                   304,573.329            9.05          2,756,389
    Band 14                                                   401,696.689            9.03          3,627,321
    Band 15                                                    16,408.736            9.02            148,007
    Band 16                                                    13,070.667            8.99            117,505
    Band 17                                                    60,420.883            8.98            542,580
    Band 18                                                    12,011.862            8.97            107,746
    Band 19                                                    14,129.602            8.94            126,319
    Band 20                                                   190,775.553            9.04          1,724,611
    Band 21                                                    34,265.728            9.00            308,392
    Band 25                                                     5,393.117            9.28             50,048
    Band 26                                                    63,558.494            9.26            588,552
    Band 27                                                    44,437.286            9.19            408,379
    Band 28                                                    20,286.404            9.15            185,621
    Band 29                                                    88,989.709            9.14            813,366
    Band 30                                                    51,779.883            9.06            469,126
    Band 31                                                    22,875.737            9.03            206,568
    Band 32                                                    28,446.812            8.96            254,883
    Band 33                                                    65,246.205            8.91            581,344
    Band 34                                                     9,902.574            8.87             87,836
                                                       -------------------                 ------------------
                                                            3,032,931.188                       $ 27,554,977
                                                       ===================                 ==================
ING VP MidCap Opportunities
Contracts in accumulation period:
    Band 35                                                    28,402.219          $ 9.82          $ 278,910
    Band 38                                                       120.854           11.66              1,409
                                                       -------------------                 ------------------
                                                               28,523.073                          $ 280,319
                                                       ===================                 ==================
ING VP SmallCap Opportunities
Contracts in accumulation period:
    Band 2                                                     12,185.182          $ 6.37           $ 77,620
    Band 4                                                     21,971.008            6.33            139,076
    Band 5                                                    172,366.635            6.32          1,089,357
    Band 6                                                  1,851,940.815            6.31         11,685,747
    Band 7                                                  2,408,687.469            6.30         15,174,731
    Band 8                                                    269,276.668            6.28          1,691,057
    Band 9                                                    106,296.463            6.27            666,479
    Band 10                                                   951,109.004            6.26          5,953,942

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP SmallCap Opportunities (continued)
    Band 11                                                   948,468.014          $ 6.25        $ 5,927,925
    Band 12                                                   952,612.914            6.25          5,953,831
    Band 13                                                 1,478,756.194            6.24          9,227,439
    Band 14                                                 2,876,834.531            6.22         17,893,911
    Band 15                                                     5,697.083            6.21             35,379
    Band 16                                                    66,684.488            6.19            412,777
    Band 17                                                   521,035.369            6.19          3,225,209
    Band 18                                                    55,730.142            6.18            344,412
    Band 19                                                   198,038.983            6.16          1,219,920
    Band 20                                                 1,204,049.954            6.23          7,501,231
    Band 21                                                   249,210.106            6.20          1,545,103
    Band 25                                                    67,189.898            6.39            429,343
    Band 35                                                    19,260.743            6.42            123,654
    Band 38                                                    12,567.121           12.02            151,057
                                                       -------------------                 ------------------
                                                           14,449,968.784                       $ 90,469,200
                                                       ===================                 ==================
AIM V.I. Capital Appreciation
Contracts in accumulation period:
    Band 35                                                     6,076.282          $ 9.49           $ 57,664
    Band 36                                                       694.513            9.45              6,563
    Band 37                                                       699.950            9.42              6,594
    Band 38                                                       503.543           11.56              5,821
                                                       -------------------                 ------------------
                                                                7,974.288                           $ 76,642
                                                       ===================                 ==================
AIM V.I. Core Equity
Contracts in accumulation period:
    Band 35                                                    16,052.414         $ 10.17          $ 163,253
    Band 38                                                       998.215           11.36             11,340
                                                       -------------------                 ------------------
                                                               17,050.629                          $ 174,593
                                                       ===================                 ==================
AIM V.I. Dent Demographic Trends
Contracts in accumulation period:
    Band 2                                                     15,347.872         $ 10.03          $ 153,939
    Band 4                                                     12,370.086            9.97            123,330
    Band 5                                                     59,090.235            9.96            588,539
    Band 6                                                    755,320.121            9.94          7,507,882
    Band 7                                                    955,638.070            9.93          9,489,486
    Band 8                                                    178,911.005            9.91          1,773,008
    Band 9                                                     74,555.752            9.90            738,102
    Band 10                                                   343,647.308            9.89          3,398,672
    Band 11                                                   496,352.989            9.87          4,899,004
    Band 12                                                   315,345.878            9.86          3,109,310
    Band 13                                                   574,799.476            9.85          5,661,775
    Band 14                                                   995,736.968            9.83          9,788,094

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
AIM V.I. Dent Demographic Trends (continued)
    Band 15                                                    19,071.801          $ 9.82          $ 187,285
    Band 16                                                    29,802.021            9.80            292,060
    Band 17                                                   194,283.350            9.79          1,902,034
    Band 18                                                    17,992.865            9.77            175,790
    Band 19                                                   122,172.211            9.75          1,191,179
    Band 20                                                   488,691.873            9.84          4,808,728
    Band 21                                                    84,410.573            9.81            828,068
    Band 25                                                     2,308.837           10.05             23,204
    Band 26                                                    22,075.396           10.04            221,637
    Band 27                                                     2,840.972            9.97             28,324
    Band 28                                                     1,336.419            9.94             13,284
    Band 29                                                    53,899.916            9.93            535,226
    Band 30                                                    19,370.870            9.86            190,997
    Band 31                                                    30,225.045            9.83            297,112
    Band 32                                                    28,041.310            9.77            273,964
    Band 33                                                     5,592.180            9.72             54,356
    Band 34                                                     4,533.477            9.69             43,929
    Band 41                                                     1,700.459           10.73             18,246
                                                       -------------------                 ------------------
                                                            5,905,465.335                       $ 58,316,564
                                                       ===================                 ==================
AIM V.I. Growth
Contracts in accumulation period:
    Band 4                                                        953.995         $ 10.83           $ 10,332
    Band 9                                                      6,905.606            9.02             62,289
    Band 13                                                    13,259.967            8.98            119,075
    Band 15                                                     3,272.301            8.95             29,287
    Band 26                                                    39,641.330            9.15            362,718
    Band 27                                                    11,677.470            9.09            106,148
    Band 28                                                     5,800.281            9.06             52,551
    Band 29                                                   110,374.596            9.05            998,890
    Band 30                                                    38,328.542            8.99            344,574
    Band 31                                                    38,446.245            8.96            344,478
    Band 32                                                    21,116.335            8.90            187,935
    Band 33                                                     7,480.886            8.86             66,281
    Band 34                                                     4,320.090            8.83             38,146
    Band 41                                                       328.423           10.81              3,550
    Band 42                                                       295.051           10.81              3,190
                                                       -------------------                 ------------------
                                                              302,201.118                        $ 2,729,444
                                                       ===================                 ==================
AIM V.I. Premier Equity
Contracts in accumulation period:
    Band 35                                                     7,416.817          $ 8.47           $ 62,820
    Band 36                                                     5,604.006            8.43             47,242
    Band 38                                                     2,572.034           11.32             29,115
    Band 39                                                     3,049.487           11.31             34,490
                                                       -------------------                 ------------------
                                                               18,642.344                          $ 173,667
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
AllianceBernstein Growth and Income
Contracts in accumulation period:
    Band 4                                                        950.520         $ 11.04           $ 10,494
    Band 9                                                     43,089.456            9.54            411,073
    Band 13                                                    21,386.500            9.49            202,958
    Band 15                                                    51,953.463            9.45            490,960
    Band 26                                                   180,355.332            9.69          1,747,643
    Band 27                                                   115,036.597            9.62          1,106,652
    Band 28                                                    52,833.627            9.58            506,146
    Band 29                                                   300,082.587            9.57          2,871,790
    Band 30                                                   184,160.996            9.50          1,749,529
    Band 31                                                   117,421.115            9.46          1,110,804
    Band 32                                                    52,809.941            9.40            496,413
    Band 33                                                    41,312.202            9.35            386,269
    Band 34                                                    42,847.817            9.31            398,913
    Band 43                                                       756.096           11.01              8,325
                                                       -------------------                 ------------------
                                                            1,204,996.249                       $ 11,497,969
                                                       ===================                 ==================
AllianceBernstein Premier Growth
Contracts in accumulation period:
    Band 4                                                        456.091         $ 10.58            $ 4,825
    Band 9                                                     23,739.820            7.89            187,307
    Band 13                                                    11,631.089            7.85             91,304
    Band 15                                                     2,870.687            7.82             22,449
    Band 26                                                    55,059.637            8.02            441,578
    Band 27                                                    92,962.914            7.96            739,985
    Band 28                                                    11,768.855            7.93             93,327
    Band 29                                                    65,124.468            7.92            515,786
    Band 30                                                    81,240.907            7.86            638,554
    Band 31                                                    60,539.637            7.83            474,025
    Band 32                                                    14,293.455            7.78            111,203
    Band 33                                                    22,309.966            7.74            172,679
    Band 34                                                     6,077.657            7.71             46,859
                                                       -------------------                 ------------------
                                                              448,075.183                        $ 3,539,881
                                                       ===================                 ==================
AllianceBernstein Value
Contracts in accumulation period:
    Band 4                                                      1,077.139         $ 11.21           $ 12,075
    Band 9                                                     19,096.912           10.84            207,011
    Band 13                                                     8,463.995           10.79             91,327
    Band 15                                                    26,194.284           10.75            281,589
    Band 26                                                    75,187.748           11.02            828,569
    Band 27                                                    59,885.610           10.94            655,149
    Band 28                                                    12,144.792           10.90            132,378
    Band 29                                                   151,387.106           10.88          1,647,092
    Band 30                                                   141,413.413           10.80          1,527,265

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
AllianceBernstein Value (continued)
    Band 31                                                    50,671.360         $ 10.76          $ 545,224
    Band 32                                                    16,641.641           10.68            177,733
    Band 33                                                    10,118.458           10.63            107,559
    Band 34                                                    25,366.222           10.59            268,628
    Band 41                                                     6,577.842           11.19             73,606
    Band 43                                                       495.140           11.18              5,536
                                                       -------------------                 ------------------
                                                              604,721.662                        $ 6,560,741
                                                       ===================                 ==================
Fidelity(R) VIP Contrafund(R)
Contracts in accumulation period:
    Band 4                                                      1,333.787         $ 11.01           $ 14,685
    Band 7                                                      2,054.359           10.92             22,434
    Band 9                                                     67,398.848           10.88            733,299
    Band 13                                                    45,391.307           10.83            491,588
    Band 15                                                    93,150.685           10.79          1,005,096
    Band 26                                                   286,989.095           11.06          3,174,099
    Band 27                                                   179,324.595           10.98          1,968,984
    Band 28                                                    24,048.790           10.93            262,853
    Band 29                                                   362,567.178           10.92          3,959,234
    Band 30                                                   203,416.553           10.84          2,205,035
    Band 31                                                    73,652.538           10.80            795,447
    Band 32                                                    67,994.458           10.72            728,901
    Band 33                                                    79,528.195           10.67            848,566
    Band 34                                                    63,101.378           10.63            670,768
    Band 35                                                   234,385.849           11.11          2,604,027
    Band 36                                                    40,201.134           11.06            444,625
    Band 37                                                     9,123.108           11.02            100,537
    Band 38                                                    56,253.727           11.62            653,668
    Band 39                                                    30,076.274           11.61            349,186
    Band 40                                                     4,896.894           11.60             56,804
    Band 41                                                     6,749.381           10.99             74,176
    Band 42                                                       563.840           10.98              6,191
    Band 43                                                    13,182.781           10.98            144,747
                                                       -------------------                 ------------------
                                                            1,945,384.754                       $ 21,314,950
                                                       ===================                 ==================
Fidelity(R) VIP Equity-Income
Contracts in accumulation period:
    Band 2                                                     25,119.917         $ 10.14          $ 254,716
    Band 3                                                      1,015.606           10.06             10,217
    Band 4                                                     33,628.091           10.08            338,971
    Band 5                                                    128,997.921           10.07          1,299,009
    Band 6                                                  2,246,269.907           10.04         22,552,550
    Band 7                                                  2,121,771.901           10.03         21,281,372
    Band 8                                                    591,446.665           10.01          5,920,381
    Band 9                                                    175,077.384            9.99          1,749,023

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Fidelity(R) VIP Equity-Income (continued)
    Band 10                                                   947,457.719          $ 9.98        $ 9,455,628
    Band 11                                                   881,407.742            9.97          8,787,635
    Band 12                                                   722,634.284            9.96          7,197,437
    Band 13                                                 1,180,858.201            9.94         11,737,731
    Band 14                                                 1,717,826.998            9.92         17,040,844
    Band 15                                                    55,379.402            9.91            548,810
    Band 16                                                    58,674.581            9.88            579,705
    Band 17                                                   440,726.131            9.87          4,349,967
    Band 18                                                   105,156.703            9.86          1,036,845
    Band 19                                                    90,840.960            9.83            892,967
    Band 20                                                 1,139,371.758            9.93         11,313,962
    Band 21                                                   221,381.201            9.89          2,189,460
    Band 25                                                    12,005.461           10.17            122,096
    Band 26                                                   301,688.927           10.16          3,065,160
    Band 27                                                   123,143.328           10.08          1,241,285
    Band 28                                                    28,783.708           10.04            288,988
    Band 29                                                   323,643.885           10.03          3,246,148
    Band 30                                                   258,519.187            9.96          2,574,851
    Band 31                                                    76,902.931            9.92            762,877
    Band 32                                                    47,674.823            9.85            469,597
    Band 33                                                    68,047.989            9.80            666,870
    Band 34                                                    32,068.074            9.76            312,984
    Band 35                                                   321,037.117           10.21          3,277,789
    Band 36                                                     6,929.059           10.16             70,399
    Band 37                                                     3,417.458           10.12             34,585
    Band 38                                                    33,633.393           11.73            394,520
    Band 39                                                       608.050           11.72              7,126
    Band 41                                                     6,786.730           11.23             76,215
    Band 42                                                     3,614.025           11.22             40,549
    Band 43                                                     7,694.076           11.21             86,251
                                                       -------------------                 ------------------
                                                           14,541,241.293                      $ 145,275,520
                                                       ===================                 ==================
Fidelity(R) VIP Growth
Contracts in accumulation period:
    Band 1                                                      2,400.459          $ 8.45           $ 20,284
    Band 2                                                      9,759.042            8.41             82,074
    Band 3                                                      1,626.444            8.34             13,565
    Band 4                                                     42,789.133            8.36            357,717
    Band 5                                                    100,959.243            8.35            843,010
    Band 6                                                  3,301,250.042            8.33         27,499,413
    Band 7                                                  3,494,948.105            8.32         29,077,968
    Band 8                                                    502,111.508            8.30          4,167,526
    Band 9                                                    161,544.552            8.29          1,339,204
    Band 10                                                 1,641,661.989            8.28         13,592,961
    Band 11                                                 1,487,202.805            8.27         12,299,167
    Band 12                                                   892,018.608            8.26          7,368,074

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------

Fidelity(R) VIP Growth (continued)
    Band 13                                                 2,329,442.351          $ 8.25       $ 19,217,899
    Band 14                                                 3,256,614.128            8.22         26,769,368
    Band 15                                                    63,606.967            8.21            522,213
    Band 16                                                    79,104.440            8.19            647,865
    Band 17                                                   875,428.052            8.18          7,161,001
    Band 18                                                   288,828.756            8.17          2,359,731
    Band 19                                                   193,182.193            8.15          1,574,435
    Band 20                                                 2,085,897.011            8.23         17,166,932
    Band 21                                                   376,537.796            8.20          3,087,610
    Band 25                                                    23,795.673            8.43            200,598
    Band 26                                                   250,993.102            8.42          2,113,362
    Band 27                                                    81,712.027            8.36            683,113
    Band 28                                                    25,594.687            8.33            213,204
    Band 29                                                   294,494.665            8.32          2,450,196
    Band 30                                                   114,854.474            8.26            948,698
    Band 31                                                   104,118.116            8.22            855,851
    Band 32                                                    40,959.382            8.16            334,229
    Band 33                                                    30,334.119            8.12            246,313
    Band 34                                                    17,372.450            8.09            140,543
    Band 35                                                   232,091.206            8.46          1,963,492
    Band 36                                                     4,544.306            8.42             38,263
    Band 37                                                     2,913.084            8.39             24,441
    Band 38                                                    20,788.783           11.65            242,189
    Band 39                                                     1,655.846           11.64             19,274
    Band 40                                                       467.672           11.63              5,439
    Band 41                                                     1,804.270           10.79             19,468
                                                       -------------------                 ------------------
                                                           22,435,407.486                      $ 185,666,690
                                                       ===================                 ==================
Fidelity(R) VIP Overseas
Contracts in accumulation period:
    Band 35                                                     6,204.290         $ 11.20           $ 69,488
    Band 38                                                    62,749.629           12.60            790,645
                                                       -------------------                 ------------------
                                                               68,953.919                          $ 860,133
                                                       ===================                 ==================
Franklin Small Cap Value Securities
Contracts in accumulation period:
    Band 35                                                    11,104.536         $ 11.79          $ 130,922
    Band 36                                                     8,954.730           11.74            105,129
                                                       -------------------                 ------------------
                                                               20,059.266                          $ 236,051
                                                       ===================                 ==================
Greenwich Appreciation
Contracts in accumulation period:
    Band 22                                                       405.442         $ 17.25            $ 6,994
    Band 23                                                    38,457.682           17.05            655,703
                                                       -------------------                 ------------------
                                                               38,863.124                          $ 662,697
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
INVESCO VIF - Financial Services
Contracts in accumulation period:
    Band 1                                                        532.381         $ 10.19            $ 5,425
    Band 2                                                      1,379.949           10.14             13,993
    Band 3                                                        645.849           10.05              6,491
    Band 4                                                      6,341.678           10.08             63,924
    Band 5                                                     21,189.705           10.07            213,380
    Band 6                                                    797,437.998           10.04          8,006,278
    Band 7                                                  1,269,116.418           10.03         12,729,238
    Band 8                                                    160,101.292           10.00          1,601,013
    Band 9                                                     45,809.587            9.99            457,638
    Band 10                                                   368,145.503            9.98          3,674,092
    Band 11                                                   377,242.406            9.97          3,761,107
    Band 12                                                   262,526.227            9.95          2,612,136
    Band 13                                                   612,566.243            9.94          6,088,908
    Band 14                                                 1,014,388.459            9.92         10,062,734
    Band 15                                                     6,890.120            9.90             68,212
    Band 16                                                    70,711.790            9.88            698,632
    Band 17                                                   141,129.875            9.87          1,392,952
    Band 18                                                    10,908.030            9.85            107,444
    Band 19                                                    45,304.867            9.83            445,347
    Band 20                                                   440,963.995            9.93          4,378,772
    Band 21                                                    89,689.727            9.89            887,031
    Band 25                                                     5,532.418           10.17             56,265
    Band 26                                                    46,102.372           10.15            467,939
    Band 27                                                    20,912.759           10.08            210,801
    Band 28                                                     5,768.807           10.04             57,919
    Band 29                                                    76,847.807           10.03            770,784
    Band 30                                                    38,847.716            9.95            386,535
    Band 31                                                    21,829.563            9.91            216,331
    Band 32                                                     4,814.020            9.84             47,370
    Band 33                                                     4,438.962            9.79             43,457
    Band 34                                                     3,162.912            9.76             30,870
    Band 41                                                       292.370           11.16              3,263
    Band 42                                                       500.683           11.15              5,583
    Band 43                                                     3,761.310           11.15             41,939
                                                       -------------------                 ------------------
                                                            5,975,833.798                       $ 59,613,803
                                                       ===================                 ==================
INVESCO VIF - Health Sciences
Contracts in accumulation period:
    Band 1                                                      9,636.449          $ 9.79           $ 94,341
    Band 2                                                      2,826.951            9.74             27,535
    Band 3                                                        517.129            9.65              4,990
    Band 4                                                     12,744.820            9.68            123,370
    Band 5                                                     51,678.769            9.67            499,734
    Band 6                                                  1,014,256.189            9.64          9,777,430
    Band 7                                                  1,782,226.825            9.63         17,162,844

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
INVESCO VIF - Health Sciences (continued)
    Band 8                                                    180,195.428          $ 9.60        $ 1,729,876
    Band 9                                                    105,120.046            9.59          1,008,101
    Band 10                                                   507,002.660            9.58          4,857,085
    Band 11                                                   703,868.759            9.57          6,736,024
    Band 12                                                   467,931.704            9.56          4,473,427
    Band 13                                                   833,580.074            9.54          7,952,354
    Band 14                                                 1,526,624.917            9.52         14,533,469
    Band 15                                                     9,821.914            9.51             93,406
    Band 16                                                    60,164.769            9.49            570,964
    Band 17                                                   322,399.454            9.47          3,053,123
    Band 18                                                    56,039.636            9.46            530,135
    Band 19                                                   113,659.323            9.44          1,072,944
    Band 20                                                   727,697.839            9.53          6,934,960
    Band 21                                                   159,877.412            9.50          1,518,835
    Band 25                                                    14,126.180            9.76            137,872
    Band 26                                                    64,630.061            9.75            630,143
    Band 27                                                    27,836.859            9.68            269,461
    Band 28                                                    12,135.808            9.64            116,989
    Band 29                                                    98,945.093            9.63            952,841
    Band 30                                                    59,240.107            9.56            566,335
    Band 31                                                    77,681.086            9.52            739,524
    Band 32                                                    24,345.990            9.45            230,070
    Band 33                                                    11,612.473            9.40            109,157
    Band 34                                                    15,838.871            9.37            148,410
    Band 43                                                     2,107.463           11.15             23,498
                                                       -------------------                 ------------------
                                                            9,056,371.058                       $ 86,679,247
                                                       ===================                 ==================
INVESCO VIF - Leisure
Contracts in accumulation period:
    Band 2                                                        885.242         $ 10.78            $ 9,543
    Band 4                                                      6,092.927           10.73             65,377
    Band 5                                                     22,370.762           10.72            239,815
    Band 6                                                    354,586.579           10.71          3,797,622
    Band 7                                                    535,823.471           10.70          5,733,311
    Band 8                                                     57,778.815           10.68            617,078
    Band 9                                                     57,181.943           10.67            610,131
    Band 10                                                   224,254.381           10.66          2,390,552
    Band 11                                                   155,027.456           10.65          1,651,042
    Band 12                                                   210,755.384           10.64          2,242,437
    Band 13                                                   301,536.919           10.63          3,205,337
    Band 14                                                   505,163.837           10.62          5,364,840
    Band 15                                                     6,530.434           10.61             69,288
    Band 16                                                    17,964.074           10.59            190,240
    Band 17                                                   124,635.260           10.58          1,318,641
    Band 18                                                   113,886.237           10.57          1,203,778
    Band 19                                                    18,403.009           10.55            194,152

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
INVESCO VIF - Leisure (continued)
    Band 20                                                   352,917.451         $ 10.62        $ 3,747,983
    Band 21                                                    79,557.206           10.60            843,306
    Band 26                                                     7,507.143           10.79             81,002
    Band 27                                                     6,846.813           10.73             73,466
    Band 28                                                       814.274           10.71              8,721
    Band 29                                                    31,972.207           10.70            342,103
    Band 30                                                    20,339.136           10.64            216,408
    Band 31                                                     5,233.784           10.61             55,530
    Band 32                                                     7,872.775           10.56             83,137
    Band 33                                                     1,083.364           10.53             11,408
    Band 34                                                     3,377.401           10.50             35,463
    Band 43                                                     1,235.926           10.91             13,484
                                                       -------------------                 ------------------
                                                            3,231,634.210                       $ 34,415,195
                                                       ===================                 ==================
INVESCO VIF - Utilities
Contracts in accumulation period:
    Band 1                                                         32.022          $ 7.49              $ 240
    Band 2                                                      5,006.203            7.45             37,296
    Band 4                                                      3,538.247            7.41             26,218
    Band 5                                                     23,559.916            7.40            174,343
    Band 6                                                    307,965.174            7.38          2,272,783
    Band 7                                                    520,912.786            7.37          3,839,127
    Band 8                                                     91,472.486            7.35            672,323
    Band 9                                                     99,200.116            7.34            728,129
    Band 10                                                   212,385.613            7.33          1,556,787
    Band 11                                                   376,279.642            7.32          2,754,367
    Band 12                                                   229,947.378            7.31          1,680,915
    Band 13                                                   360,780.641            7.30          2,633,699
    Band 14                                                   606,337.722            7.29          4,420,202
    Band 15                                                    10,108.763            7.28             73,592
    Band 16                                                     9,527.414            7.26             69,169
    Band 17                                                   131,724.050            7.25            954,999
    Band 18                                                    15,816.881            7.24            114,514
    Band 19                                                    54,390.500            7.22            392,699
    Band 20                                                   374,537.672            7.30          2,734,125
    Band 21                                                    80,760.638            7.27            587,130
    Band 26                                                    38,318.468            7.46            285,856
    Band 27                                                    23,799.930            7.41            176,357
    Band 28                                                     2,340.216            7.38             17,271
    Band 29                                                    67,520.240            7.37            497,624
    Band 30                                                    19,675.756            7.31            143,830
    Band 31                                                    10,695.572            7.29             77,971
    Band 32                                                     1,120.857            7.23              8,104
    Band 33                                                     1,890.391            7.20             13,611
    Band 34                                                     3,967.417            7.17             28,446
                                                       -------------------                 ------------------
                                                            3,683,612.711                       $ 26,971,727
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Janus Aspen Series Balanced
Contracts in accumulation period:
    Band 35                                                   383,283.690         $ 10.44        $ 4,001,482
    Band 36                                                    22,469.602           10.39            233,459
    Band 37                                                     8,984.813           10.36             93,083
    Band 38                                                     8,526.431           10.91             93,023
    Band 39                                                     3,931.051           10.90             42,848
                                                       -------------------                 ------------------
                                                              427,195.587                        $ 4,463,895
                                                       ===================                 ==================
Janus Aspen Series Flexible Income
Contracts in accumulation period:
    Band 35                                                   131,137.964         $ 11.58        $ 1,518,578
    Band 36                                                     2,379.763           11.54             27,462
    Band 37                                                     1,634.370           11.50             18,795
    Band 38                                                     4,055.585           10.31             41,813
    Band 39                                                    25,864.671           10.30            266,406
                                                       -------------------                 ------------------
                                                              165,072.353                        $ 1,873,054
                                                       ===================                 ==================
Janus Aspen Series Growth
Contracts in accumulation period:
    Band 35                                                    84,419.788          $ 9.38          $ 791,858
    Band 37                                                     2,289.037            9.31             21,311
    Band 38                                                    11,008.110           11.66            128,355
    Band 39                                                     5,617.586           11.65             65,445
                                                       -------------------                 ------------------
                                                              103,334.521                        $ 1,006,969
                                                       ===================                 ==================
Janus Aspen Series Worldwide Growth
Contracts in accumulation period:
    Band 4                                                         80.752         $ 11.19              $ 904
    Band 9                                                     12,509.552            8.33            104,205
    Band 13                                                     8,419.340            8.28             69,712
    Band 15                                                    14,538.102            8.25            119,939
    Band 26                                                   128,770.848            8.46          1,089,401
    Band 27                                                    51,849.701            8.40            435,537
    Band 28                                                    13,191.477            8.37            110,413
    Band 29                                                   158,766.720            8.36          1,327,290
    Band 30                                                    77,331.249            8.29            641,076
    Band 31                                                    66,884.621            8.26            552,467
    Band 32                                                    11,610.157            8.20             95,203
    Band 33                                                    22,684.853            8.16            185,108
    Band 34                                                     3,113.512            8.13             25,313
    Band 35                                                   270,864.472            8.50          2,302,348
    Band 36                                                     7,654.008            8.46             64,753
    Band 37                                                     4,205.759            8.43             35,455
    Band 38                                                     2,333.211           11.60             27,065

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Janus Aspen Series Worldwide Growth (continued)
    Band 39                                                     1,126.001         $ 11.59           $ 13,050
    Band 42                                                       196.501           11.16              2,193
                                                       -------------------                 ------------------
                                                              856,130.836                        $ 7,201,432
                                                       ===================                 ==================
Colonial Small Cap Value
Contracts in accumulation period:
    Band 4                                                      7,626.940         $ 13.87          $ 105,786
    Band 5                                                     12,504.161           13.86            173,308
    Band 6                                                    368,371.824           13.85          5,101,950
    Band 7                                                    504,034.466           13.85          6,980,877
    Band 8                                                     82,669.241           13.84          1,144,142
    Band 9                                                     21,739.403           13.83            300,656
    Band 10                                                   202,533.034           13.83          2,801,032
    Band 11                                                   203,540.247           13.82          2,812,926
    Band 12                                                   159,276.868           13.82          2,201,206
    Band 13                                                   243,069.984           13.81          3,356,796
    Band 14                                                   510,581.280           13.80          7,046,022
    Band 15                                                       702.640           13.80              9,696
    Band 16                                                    10,254.651           13.79            141,412
    Band 17                                                   219,202.814           13.79          3,022,807
    Band 18                                                    12,195.280           13.78            168,051
    Band 19                                                    48,950.775           13.77            674,052
    Band 20                                                   288,410.425           13.81          3,982,948
    Band 21                                                    70,759.885           13.79            975,779
                                                       -------------------                 ------------------
                                                            2,966,423.918                       $ 40,999,446
                                                       ===================                 ==================
Liberty Asset Allocation
Contracts in accumulation period:
    Band 6                                                     10,795.453         $ 11.99          $ 129,437
    Band 7                                                     24,315.979           11.99            291,549
    Band 8                                                      3,319.228           11.98             39,764
    Band 9                                                      6,287.336           11.97             75,259
    Band 11                                                     2,420.303           11.96             28,947
    Band 13                                                     3,042.693           11.95             36,360
                                                       -------------------                 ------------------
                                                               50,180.992                          $ 601,316
                                                       ===================                 ==================
Liberty Equity
Contracts in accumulation period:
    Band 6                                                     11,638.993          $ 8.04           $ 93,578
    Band 7                                                     44,063.828            8.02            353,392
    Band 8                                                      8,745.587            7.99             69,877
    Band 9                                                      3,460.398            7.97             27,579
    Band 11                                                     4,085.988            7.94             32,443
    Band 13                                                     6,417.678            7.90             50,700
    Band 14                                                     2,632.254            7.87             20,716
                                                       -------------------                 ------------------
                                                               81,044.726                          $ 648,285
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Liberty Federal Securities
Contracts in accumulation period:
    Band 6                                                      4,014.988         $ 10.09           $ 40,511
    Band 7                                                      3,089.615           10.09             31,174
    Band 9                                                      1,206.436           10.08             12,161
    Band 11                                                       294.269           10.07              2,963
                                                       -------------------                 ------------------
                                                                8,605.308                           $ 86,809
                                                       ===================                 ==================
Liberty Small Company Growth
Contracts in accumulation period:
    Band 6                                                      1,432.500         $ 14.98           $ 21,459
    Band 7                                                      1,018.404           14.98             15,256
    Band 8                                                      1,232.056           14.97             18,444
    Band 9                                                        413.244           14.96              6,182
    Band 13                                                       889.866           14.94             13,295
                                                       -------------------                 ------------------
                                                                4,986.070                           $ 74,636
                                                       ===================                 ==================
Oppenheimer Global Securities
Contracts in accumulation period:
    Band 35                                                   154,288.488         $ 10.87        $ 1,677,116
    Band 36                                                    26,374.483           10.83            285,636
    Band 37                                                     7,477.749           10.80             80,760
    Band 38                                                    43,091.673           12.54            540,370
    Band 39                                                    22,846.204           12.53            286,263
    Band 40                                                     2,462.095           12.52             30,825
                                                       -------------------                 ------------------
                                                              256,540.692                        $ 2,900,970
                                                       ===================                 ==================
Oppenheimer Strategic Bond
Contracts in accumulation period:
    Band 35                                                    24,209.429         $ 12.40          $ 300,197
    Band 36                                                     4,772.358           12.35             58,939
    Band 37                                                       337.824           12.32              4,162
    Band 38                                                    15,327.454           10.92            167,376
    Band 39                                                     5,453.561           10.91             59,498
    Band 40                                                    10,263.108           10.90            111,868
                                                       -------------------                 ------------------
                                                               60,363.734                          $ 702,040
                                                       ===================                 ==================
PIMCO High Yield
Contracts in accumulation period:
    Band 1                                                      4,099.678         $ 12.34           $ 50,590
    Band 2                                                    106,978.746           12.20          1,305,141
    Band 4                                                    388,868.046           12.02          4,674,194
    Band 5                                                    428,028.611           11.99          5,132,063
    Band 6                                                  8,508,429.574           11.92        101,420,481

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
PIMCO High Yield (continued)
    Band 7                                                  6,994,147.717         $ 11.89       $ 83,160,416
    Band 8                                                  3,503,280.276           11.82         41,408,773
    Band 9                                                    796,025.462           11.78          9,377,180
    Band 10                                                 3,143,112.215           11.75         36,931,569
    Band 11                                                 6,864,118.309           11.72         80,447,467
    Band 12                                                 2,252,401.933           11.68         26,308,055
    Band 13                                                 5,849,064.961           11.65         68,141,607
    Band 14                                                 6,487,505.101           11.58         75,125,309
    Band 15                                                    57,613.819           11.55            665,440
    Band 16                                                   394,259.757           11.48          4,526,102
    Band 17                                                 1,307,369.695           11.45         14,969,383
    Band 18                                                   176,458.920           11.42          2,015,161
    Band 19                                                   423,315.413           11.35          4,804,630
    Band 20                                                 2,084,914.085           11.62         24,226,702
    Band 21                                                   548,635.672           11.52          6,320,283
    Band 24                                                     3,970.381           12.55             49,828
    Band 25                                                   135,163.848           12.27          1,658,460
    Band 26                                                   317,102.682           12.23          3,878,166
    Band 27                                                    82,291.838           12.02            989,148
    Band 28                                                    80,241.333           11.92            956,477
    Band 29                                                   374,144.514           11.88          4,444,837
    Band 30                                                   184,011.424           11.68          2,149,253
    Band 31                                                   102,234.615           11.58          1,183,877
    Band 32                                                    91,164.442           11.39          1,038,363
    Band 33                                                    71,336.359           11.26            803,247
    Band 34                                                    50,962.218           11.16            568,738
    Band 41                                                     6,240.986           10.70             66,779
    Band 43                                                     7,022.910           10.69             75,075
                                                       -------------------                 ------------------
                                                           51,824,515.540                      $ 608,872,794
                                                       ===================                 ==================
PIMCO StocksPLUS Growth and Income
Contracts in accumulation period:
    Band 1                                                        395.966         $ 10.71            $ 4,241
    Band 2                                                     54,134.169           10.59            573,281
    Band 3                                                      1,731.830           10.38             17,976
    Band 4                                                    125,076.258           10.44          1,305,796
    Band 5                                                    133,109.080           10.41          1,385,666
    Band 6                                                  3,653,649.019           10.35         37,815,267
    Band 7                                                  1,818,112.068           10.32         18,762,917
    Band 8                                                  2,681,600.534           10.26         27,513,221
    Band 9                                                    390,278.112           10.23          3,992,545
    Band 10                                                   676,563.137           10.20          6,900,944
    Band 11                                                 4,207,500.688           10.17         42,790,282
    Band 12                                                   790,067.492           10.14          8,011,284
    Band 13                                                 1,519,191.058           10.11         15,359,022
    Band 14                                                 1,744,752.063           10.05         17,534,758

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                   Division/Contract                            Units           Unit Value     Extended Value
--------------------------------------------------------  ------------------- --------------- -----------------
PIMCO StocksPLUS Growth and Income (continued)
    Band 16                                                       14,234.802          $ 9.97         $ 141,921
    Band 17                                                      255,345.110            9.94         2,538,130
    Band 18                                                       43,840.484            9.91           434,459
    Band 19                                                      117,177.956            9.85         1,154,203
    Band 20                                                      276,324.000           10.08         2,785,346
    Band 21                                                      134,618.600           10.00         1,346,186
    Band 25                                                       19,817.800           10.65           211,060
                                                          -------------------                 -----------------
                                                              18,657,520.226                     $ 190,578,505
                                                          ===================                 =================
Pioneer Equity-Income
Contracts in accumulation period:
    Band 35                                                       55,946.556         $ 10.05         $ 562,263
    Band 36                                                       27,693.124           10.01           277,208
    Band 37                                                        3,655.448            9.98            36,481
    Band 38                                                        2,082.799           11.35            23,640
    Band 39                                                        8,986.440           11.34           101,906
    Band 40                                                          735.126           11.33             8,329
                                                          -------------------                 -----------------
                                                                  99,099.493                       $ 1,009,827
                                                          ===================                 =================
Pioneer Fund
Contracts in accumulation period:
    Band 1                                                         1,283.342          $ 9.23          $ 11,845
    Band 2                                                           617.598            9.19             5,676
    Band 4                                                        27,381.518            9.13           249,993
    Band 5                                                        85,808.482            9.12           782,573
    Band 6                                                       914,700.048            9.09         8,314,623
    Band 7                                                       775,872.660            9.08         7,044,924
    Band 8                                                       258,851.382            9.06         2,345,194
    Band 9                                                        73,198.264            9.05           662,444
    Band 10                                                      600,837.805            9.04         5,431,574
    Band 11                                                      545,155.783            9.03         4,922,757
    Band 12                                                      317,257.750            9.02         2,861,665
    Band 13                                                      648,277.997            9.00         5,834,502
    Band 14                                                    1,191,747.959            8.98        10,701,897
    Band 15                                                       37,109.587            8.97           332,873
    Band 16                                                        9,957.011            8.95            89,115
    Band 17                                                      342,391.521            8.94         3,060,980
    Band 18                                                       27,046.196            8.93           241,523
    Band 19                                                       38,233.721            8.90           340,280
    Band 20                                                      501,379.449            8.99         4,507,401
    Band 21                                                      126,991.680            8.96         1,137,845
    Band 25                                                        3,427.094            9.21            31,564
    Band 26                                                       87,212.903            9.20           802,359
    Band 27                                                       27,952.509            9.13           255,206
    Band 28                                                       13,846.551            9.09           125,865

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Pioneer Fund (continued)
    Band 29                                                   108,867.802          $ 9.08          $ 988,520
    Band 30                                                    55,207.096            9.01            497,416
    Band 31                                                    47,381.698            8.98            425,488
    Band 32                                                    22,307.520            8.92            198,983
    Band 33                                                     7,157.215            8.87             63,485
    Band 34                                                     7,355.697            8.84             65,024
    Band 35                                                    21,146.885            9.24            195,397
    Band 37                                                       473.271            9.16              4,335
    Band 38                                                       652.602           11.43              7,459
                                                       -------------------                 ------------------
                                                            6,927,088.596                       $ 62,540,785
                                                       ===================                 ==================
Pioneer Mid-Cap Value
Contracts in accumulation period:
    Band 1                                                        664.511         $ 12.82            $ 8,519
    Band 2                                                     24,327.039           12.77            310,656
    Band 4                                                     36,297.722           12.70            460,981
    Band 5                                                    133,280.872           12.68          1,690,001
    Band 6                                                  2,142,900.865           12.66         27,129,125
    Band 7                                                  2,350,778.125           12.64         29,713,836
    Band 8                                                    597,100.706           12.61          7,529,440
    Band 9                                                    146,267.997           12.60          1,842,977
    Band 10                                                 1,315,891.653           12.59         16,567,076
    Band 11                                                 1,411,357.187           12.57         17,740,760
    Band 12                                                   671,453.467           12.56          8,433,456
    Band 13                                                 1,373,009.318           12.55         17,231,267
    Band 14                                                 2,287,184.333           12.52         28,635,548
    Band 15                                                     9,136.777           12.50            114,210
    Band 16                                                    50,383.354           12.48            628,784
    Band 17                                                   732,031.077           12.46          9,121,107
    Band 18                                                    78,912.110           12.45            982,456
    Band 19                                                   193,871.182           12.42          2,407,880
    Band 20                                                 1,262,275.872           12.53         15,816,317
    Band 21                                                   269,824.054           12.49          3,370,102
    Band 25                                                    23,566.334           12.80            301,649
    Band 35                                                    27,680.506           12.84            355,418
    Band 36                                                     1,728.001           12.78             22,084
    Band 37                                                     1,242.352           12.74             15,828
    Band 38                                                     6,298.716           11.95             75,270
    Band 39                                                     1,071.598           11.94             12,795
                                                       -------------------                 ------------------
                                                           15,148,535.728                      $ 190,517,542
                                                       ===================                 ==================
Pioneer Small Company
Contracts in accumulation period:
    Band 9                                                     25,664.942          $ 9.62          $ 246,897
    Band 13                                                    10,610.712            9.57            101,545

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Pioneer Small Company (continued)
    Band 15                                                    19,669.506          $ 9.54          $ 187,647
    Band 26                                                   125,797.606            9.78          1,230,301
    Band 27                                                    44,965.209            9.71            436,612
    Band 28                                                     9,720.152            9.67             93,994
    Band 29                                                   171,771.370            9.66          1,659,311
    Band 30                                                    71,952.479            9.58            689,305
    Band 31                                                    92,688.421            9.55            885,174
    Band 32                                                    28,821.317            9.48            273,226
    Band 33                                                    23,848.502            9.43            224,891
    Band 34                                                    37,760.284            9.40            354,947
    Band 41                                                       247.060           10.61              2,621
    Band 43                                                       516.285           10.60              5,473
                                                       -------------------                 ------------------
                                                              664,033.845                        $ 6,391,944
                                                       ===================                 ==================
ProFund VP Bull
Contracts in accumulation period:
    Band 2                                                      6,253.658          $ 8.35           $ 52,218
    Band 4                                                     27,245.509            8.29            225,865
    Band 5                                                     25,715.735            8.28            212,926
    Band 6                                                  1,824,762.362            8.26         15,072,537
    Band 7                                                  3,660,029.041            8.25         30,195,240
    Band 8                                                    354,863.550            8.22          2,916,978
    Band 9                                                    123,574.175            8.21          1,014,544
    Band 10                                                   212,538.377            8.20          1,742,815
    Band 11                                                   548,337.681            8.19          4,490,886
    Band 12                                                   462,337.097            8.18          3,781,917
    Band 13                                                   990,736.669            8.17          8,094,319
    Band 14                                                 1,275,993.859            8.15         10,399,350
    Band 15                                                       704.728            8.13              5,729
    Band 16                                                    75,931.024            8.11            615,801
    Band 17                                                    83,176.877            8.10            673,733
    Band 18                                                    46,761.129            8.09            378,298
    Band 19                                                    55,447.328            8.07            447,460
    Band 20                                                   525,851.868            8.16          4,290,951
    Band 21                                                    79,556.347            8.12            645,998
    Band 25                                                    11,922.292            8.37             99,790
    Band 26                                                     1,317.076            8.36             11,011
    Band 29                                                    13,905.402            8.24            114,581
    Band 30                                                     5,209.316            8.18             42,612
    Band 31                                                     2,509.124            8.14             20,424
    Band 32                                                     2,304.544            8.08             18,621
    Band 33                                                    14,511.586            8.04            116,673
                                                       -------------------                 ------------------
                                                           10,431,496.354                       $ 85,681,277
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ProFund VP Europe 30
Contracts in accumulation period:
    Band 2                                                      2,216.067          $ 8.37           $ 18,548
    Band 3                                                      2,080.720            8.29             17,249
    Band 4                                                      7,125.977            8.31             59,217
    Band 5                                                     53,761.147            8.30            446,218
    Band 6                                                    648,260.452            8.28          5,367,597
    Band 7                                                    772,120.792            8.27          6,385,439
    Band 8                                                    147,114.663            8.24          1,212,225
    Band 9                                                     71,707.563            8.23            590,153
    Band 10                                                   118,461.943            8.22            973,757
    Band 11                                                   538,226.586            8.21          4,418,840
    Band 12                                                   187,999.688            8.20          1,541,597
    Band 13                                                   516,712.537            8.19          4,231,876
    Band 14                                                   441,725.820            8.17          3,608,900
    Band 15                                                     2,410.059            8.15             19,642
    Band 16                                                   163,248.053            8.13          1,327,207
    Band 17                                                    67,212.593            8.12            545,766
    Band 18                                                     7,178.779            8.11             58,220
    Band 19                                                    51,495.887            8.09            416,602
    Band 20                                                   132,490.966            8.18          1,083,776
    Band 21                                                    30,483.000            8.14            248,132
    Band 25                                                     1,861.831            8.39             15,621
    Band 26                                                     7,305.935            8.38             61,224
    Band 27                                                     1,337.153            8.31             11,112
    Band 28                                                       673.488            8.28              5,576
    Band 29                                                    14,370.069            8.27            118,840
    Band 30                                                     1,344.002            8.20             11,021
    Band 31                                                     4,233.493            8.17             34,588
    Band 32                                                       115.862            8.10                938
    Band 33                                                     3,846.809            8.06             31,005
    Band 34                                                       244.916            8.02              1,964
    Band 41                                                     1,370.572           12.09             16,570
                                                       -------------------                 ------------------
                                                            3,998,737.422                       $ 32,879,420
                                                       ===================                 ==================
ProFund VP Rising Rates Opportunity
Contracts in accumulation period:
    Band 2                                                      1,372.865          $ 9.38           $ 12,877
    Band 4                                                        193.233            9.37              1,811
    Band 5                                                        506.362            9.37              4,745
    Band 6                                                     98,300.716            9.37            921,078
    Band 7                                                    180,880.980            9.36          1,693,046
    Band 8                                                    137,980.685            9.36          1,291,499
    Band 9                                                      6,864.780            9.36             64,254
    Band 10                                                    29,130.683            9.36            272,663
    Band 11                                                   404,097.541            9.36          3,782,353
    Band 12                                                    64,765.439            9.35            605,557

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                  Division/Contract                           Units           Unit Value     Extended Value
------------------------------------------------------  ------------------- --------------- -----------------
ProFund VP Rising Rates Opportunity (continued)
    Band 13                                                    108,486.272          $ 9.35       $ 1,014,347
    Band 14                                                    809,189.238            9.35         7,565,919
    Band 15                                                      2,000.907            9.35            18,708
    Band 16                                                      4,760.267            9.35            44,509
    Band 17                                                     26,718.993            9.34           249,555
    Band 18                                                      4,883.390            9.34            45,611
    Band 19                                                      2,436.262            9.34            22,755
    Band 20                                                    382,409.089            9.35         3,575,525
    Band 21                                                     92,406.024            9.35           863,996
    Band 26                                                     16,784.685            9.38           157,440
    Band 27                                                      6,741.074            9.37            63,164
    Band 28                                                        565.665            9.37             5,300
    Band 29                                                     33,629.364            9.36           314,771
    Band 30                                                     10,113.072            9.35            94,557
    Band 31                                                      2,955.793            9.35            27,637
    Band 32                                                      4,040.163            9.34            37,735
    Band 33                                                     18,682.480            9.33           174,308
    Band 34                                                      5,637.386            9.33            52,597
                                                        -------------------                 -----------------
                                                             2,456,533.408                      $ 22,978,317
                                                        ===================                 =================
ProFund VP Small Cap
Contracts in accumulation period:
    Band 2                                                      13,190.364         $ 10.26         $ 135,333
    Band 3                                                         577.626           10.16             5,869
    Band 4                                                      23,414.928           10.19           238,598
    Band 5                                                      72,950.625           10.18           742,637
    Band 6                                                   2,307,078.257           10.15        23,416,844
    Band 7                                                   2,966,005.079           10.14        30,075,292
    Band 8                                                     424,033.518           10.11         4,286,979
    Band 9                                                     251,399.721           10.10         2,539,137
    Band 10                                                    550,359.216           10.08         5,547,621
    Band 11                                                  1,076,230.997           10.07        10,837,646
    Band 12                                                    401,763.580           10.05         4,037,724
    Band 13                                                  1,323,337.562           10.04        13,286,309
    Band 14                                                  1,665,508.290           10.01        16,671,738
    Band 15                                                     15,408.210           10.00           154,082
    Band 16                                                    132,956.758            9.97         1,325,579
    Band 17                                                    254,960.420            9.96         2,539,406
    Band 18                                                     50,629.298            9.95           503,762
    Band 19                                                    143,775.281            9.92         1,426,251
    Band 20                                                    697,737.420           10.03         6,998,306
    Band 21                                                     93,986.778            9.99           938,928
    Band 25                                                     17,563.391           10.29           180,727
    Band 26                                                      9,644.684           10.27            99,051
    Band 27                                                      1,073.024           10.19            10,934
    Band 28                                                        259.746           10.15             2,636

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ProFund VP Small Cap (continued)
    Band 29                                                    49,451.130         $ 10.14          $ 501,434
    Band 30                                                    23,541.253           10.05            236,590
    Band 31                                                    28,912.651           10.01            289,416
    Band 32                                                     8,201.606            9.93             81,442
    Band 33                                                     8,152.556            9.88             80,547
    Band 34                                                     5,757.559            9.84             56,654
    Band 41                                                     1,417.986           11.07             15,697
    Band 43                                                       478.714           11.06              5,295
                                                       -------------------                 ------------------
                                                           12,619,758.228                      $ 127,268,464
                                                       ===================                 ==================
Jennison
Contracts in accumulation period:
    Band 2                                                     11,560.511          $ 5.54           $ 64,045
    Band 4                                                     18,279.209            5.49            100,353
    Band 5                                                    222,864.373            5.48          1,221,297
    Band 6                                                  1,121,853.504            5.46          6,125,320
    Band 7                                                  1,684,880.924            5.45          9,182,601
    Band 8                                                    309,725.266            5.43          1,681,808
    Band 9                                                    204,234.818            5.42          1,106,953
    Band 10                                                   650,697.426            5.41          3,520,273
    Band 11                                                   902,884.248            5.40          4,875,575
    Band 12                                                   742,627.353            5.39          4,002,761
    Band 13                                                   981,933.707            5.38          5,282,803
    Band 14                                                 2,238,130.618            5.36         11,996,380
    Band 15                                                     3,603.133            5.35             19,277
    Band 16                                                    18,949.326            5.33            101,000
    Band 17                                                   449,624.783            5.32          2,392,004
    Band 18                                                   248,868.546            5.31          1,321,492
    Band 19                                                   133,896.661            5.29            708,313
    Band 20                                                   564,392.190            5.37          3,030,786
    Band 21                                                   144,335.164            5.34            770,750
    Band 25                                                    33,817.642            5.56            188,026
    Band 26                                                    41,016.776            5.55            227,643
    Band 27                                                    16,002.022            5.49             87,851
    Band 28                                                     2,842.309            5.46             15,519
    Band 29                                                    63,230.569            5.45            344,607
    Band 30                                                    39,357.637            5.39            212,138
    Band 31                                                     9,196.298            5.36             49,292
    Band 32                                                    12,480.558            5.30             66,147
    Band 33                                                     3,255.437            5.26             17,124
    Band 34                                                     4,355.086            5.23             22,777
                                                       -------------------                 ------------------
                                                           10,878,896.094                       $ 58,734,915
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
SP Jennison International Growth
Contracts in accumulation period:
    Band 2                                                      2,386.457          $ 5.72           $ 13,651
    Band 4                                                     17,893.531            5.67            101,456
    Band 5                                                    145,483.270            5.67            824,890
    Band 6                                                  1,721,530.112            5.65          9,726,645
    Band 7                                                  1,957,064.546            5.64         11,037,844
    Band 8                                                    188,211.814            5.62          1,057,750
    Band 9                                                    110,259.164            5.61            618,554
    Band 10                                                   940,235.032            5.60          5,265,316
    Band 11                                                   926,785.447            5.59          5,180,731
    Band 12                                                   623,810.683            5.58          3,480,864
    Band 13                                                 1,299,827.231            5.57          7,240,038
    Band 14                                                 2,019,061.444            5.55         11,205,791
    Band 15                                                     8,883.433            5.54             49,214
    Band 16                                                    60,765.114            5.53            336,031
    Band 17                                                   638,848.652            5.52          3,526,445
    Band 18                                                    54,940.851            5.51            302,724
    Band 19                                                   134,828.893            5.49            740,211
    Band 20                                                   817,351.313            5.56          4,544,473
    Band 21                                                   285,492.516            5.54          1,581,629
    Band 25                                                    62,298.362            5.74            357,593
    Band 26                                                    48,367.682            5.73            277,147
    Band 27                                                    21,276.488            5.67            120,638
    Band 28                                                     2,236.785            5.65             12,638
    Band 29                                                    78,402.775            5.64            442,192
    Band 30                                                    37,262.750            5.58            207,926
    Band 31                                                    23,463.553            5.55            130,223
    Band 32                                                    13,514.884            5.50             74,332
    Band 33                                                     4,342.501            5.46             23,710
    Band 34                                                     9,329.939            5.44             50,755
    Band 41                                                     6,315.325           11.78             74,395
    Band 43                                                     1,347.913           11.77             15,865
                                                       -------------------                 ------------------
                                                           12,261,818.460                       $ 68,621,671
                                                       ===================                 ==================
Putnam VT Discovery Growth
Contracts in accumulation period:
    Band 9                                                     19,279.057          $ 7.87          $ 151,726
    Band 13                                                     3,869.898            7.83             30,301
    Band 15                                                    19,784.686            7.80            154,321
    Band 26                                                    60,592.047            8.00            484,736
    Band 27                                                    31,623.979            7.94            251,094
    Band 28                                                     8,339.229            7.91             65,963
    Band 29                                                   133,599.175            7.90          1,055,433
    Band 30                                                    49,450.154            7.84            387,689
    Band 31                                                    20,965.675            7.81            163,742
    Band 32                                                    15,967.317            7.76            123,906

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Putnam VT Discovery Growth (continued)
    Band 33                                                    33,625.251          $ 7.72          $ 259,587
    Band 34                                                     5,741.962            7.69             44,156
                                                       -------------------                 ------------------
                                                              402,838.430                        $ 3,172,654
                                                       ===================                 ==================
Putnam VT Growth and Income
Contracts in accumulation period:
    Band 9                                                     12,772.297          $ 9.28          $ 118,527
    Band 13                                                     3,672.774            9.23             33,900
    Band 15                                                     5,775.387            9.19             53,076
    Band 26                                                    67,305.258            9.62            647,477
    Band 27                                                     9,960.070            9.55             95,119
    Band 28                                                     1,582.508            9.51             15,050
    Band 29                                                   133,373.397            9.50          1,267,047
    Band 30                                                    54,143.239            9.43            510,571
    Band 31                                                    24,360.124            9.39            228,742
    Band 32                                                    16,797.135            9.13            153,358
    Band 33                                                     5,139.005            9.09             46,714
    Band 34                                                     3,423.411            9.05             30,982
                                                       -------------------                 ------------------
                                                              338,304.605                        $ 3,200,563
                                                       ===================                 ==================
Putnam VT International Growth and Income
Contracts in accumulation period:
    Band 9                                                      9,608.883         $ 10.89          $ 104,641
    Band 13                                                     2,852.787           10.84             30,924
    Band 15                                                    18,930.640           10.80            204,451
    Band 26                                                   115,297.908           11.07          1,276,348
    Band 27                                                    22,120.180           10.99            243,101
    Band 28                                                     9,901.116           10.94            108,318
    Band 29                                                   108,389.829           10.93          1,184,701
    Band 30                                                    29,956.508           10.85            325,028
    Band 31                                                    39,221.981           10.81            423,990
    Band 32                                                    11,934.050           10.73            128,052
    Band 33                                                     3,670.054           10.68             39,196
    Band 34                                                    21,711.082           10.64            231,006
                                                       -------------------                 ------------------
                                                              393,595.018                        $ 4,299,756
                                                       ===================                 ==================
Smith Barney High Income
Contracts in accumulation period:
    Band 22                                                     3,089.374         $ 14.37           $ 44,394
    Band 23                                                    18,574.118           14.18            263,381
                                                       -------------------                 ------------------
                                                               21,663.492                          $ 307,775
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Smith Barney International All Cap Growth
Contracts in accumulation period:
    Band 22                                                     1,458.481         $ 11.23           $ 16,379
    Band 23                                                    18,441.894           11.09            204,521
                                                       -------------------                 ------------------
                                                               19,900.375                          $ 220,900
                                                       ===================                 ==================
Smith Barney Large Cap Value
Contracts in accumulation period:
    Band 22                                                     2,166.306         $ 17.96           $ 38,907
    Band 23                                                    20,658.879           17.73            366,282
                                                       -------------------                 ------------------
                                                               22,825.185                          $ 405,189
                                                       ===================                 ==================
Smith Barney Money Market
Contracts in accumulation period:
    Band 23                                                     3,999.484         $ 12.44           $ 49,754
                                                       -------------------                 ------------------
                                                                3,999.484                           $ 49,754
                                                       ===================                 ==================
UBS Tactical Allocation
Contracts in accumulation period:
    Band 4                                                        766.296         $ 11.01            $ 8,437
    Band 7                                                      9,573.280            8.96             85,777
    Band 9                                                     20,061.248            8.92            178,946
    Band 13                                                    12,331.075            8.88            109,500
    Band 15                                                     9,988.615            8.85             88,399
    Band 26                                                   160,746.605            9.07          1,457,972
    Band 27                                                    35,385.950            9.00            318,474
    Band 28                                                    17,999.562            8.97            161,456
    Band 29                                                   141,363.527            8.96          1,266,617
    Band 30                                                    44,488.261            8.89            395,501
    Band 31                                                    31,625.878            8.86            280,205
    Band 32                                                    15,111.452            8.79            132,830
    Band 33                                                    10,467.646            8.75             91,592
    Band 34                                                       979.271            8.72              8,539
                                                       -------------------                 ------------------
                                                              510,888.666                        $ 4,584,245
                                                       ===================                 ==================
Wells Fargo VT Asset Allocation
Contracts in accumulation period:
    Band 14                                                     2,336.655         $ 10.54           $ 24,628
                                                       -------------------                 ------------------
                                                                2,336.655                           $ 24,628
                                                       ===================                 ==================
Wells Fargo VT Equity Income
Contracts in accumulation period:
    Band 14                                                       981.866         $ 10.75           $ 10,555
                                                       -------------------                 ------------------
                                                                  981.866                           $ 10,555
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Wells Fargo VT Large Company Growth
Contracts in accumulation period:
    Band 14                                                     3,283.464         $ 10.26           $ 33,688
                                                       -------------------                 ------------------
                                                                3,283.464                           $ 33,688
                                                       ===================                 ==================
Wells Fargo VT Small Cap Growth
Contracts in accumulation period:
    Band 14                                                       661.268         $ 10.64            $ 7,036
                                                       -------------------                 ------------------
                                                                  661.268                            $ 7,036
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

      Bands                                                      Products
-------------------  ---------------------------------------------------------------------------------------------------------------

Band 1               DVA 80
Band 2               DVA
Band 3               DVA Series 100
Band 4               DVA Plus - Standard (pre February 2000)
Band 5               DVA Plus - Standard (post January 2000 & post 2000)
Band 6               DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000 and post January 2000),
                     Access - Standard (pre February 2000),  Premium Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
                     Standard (post 2000), Generations - Standard, Opportunities - Standard
Band 7               DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post 2000), Access - Standard (post
                     January 2000 and post 2000), Premium Plus - Standard (post January 2000 and post 2000), ES II - Deferred
                     Ratchet (post 2000), Generations - Deferred Ratchet
Band 8               DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post  2000), DVA Plus - Max 5.5 (post
                     January 2000), Access - Annual Ratchet (pre February 2000) and 5.5% Solution (pre Feburary 2000), Premium
                     Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II - 5.5% Solution (post
                     2000), Opportunities - 5.5% Solution
Band 9               DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000), Access - 5.5% Solution (post
                     January 2000 and post 2000), Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution
                     (post January 2000 and post 2000)
Band 10              DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual Ratchet (post 2000), Generations -
                     Annual Ratchet, Landmark - Standard, Opportunities - Annual Ratchet
Band 11              Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000), Access - Max 5.5 (post January
                     2000), DVA Plus - Annual Ratchet (post 2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution (pre
                     February 2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post January 2000),
                     Opportunities - Max 5.5
Band 12              Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000), Premium Plus - Max 5.5 (post
                     2000), ES II - 7% Solution (post 2000), Generations - 7% Solution, Opportunities - 7% Solution
Band 13              Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post April 2001), Premium Plus - 7%
                     Solution (post January 2000 and post 2000), Landmark - 5.5% Solution
Band 14              Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post January 2000 and post 2000),
                     Landmark - Annual Ratchet
Band 15              Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%
Band 16              Access - Annual Ratchet (post April 2001)
Band 17              Access - Max 5.5 (post April 2001), Landmark - Max 7
Band 18              Access - 7% Solution (post April 2001)
Band 19              Access  - Max 7 (post April 2001)
Band 20              ES II - Max 7 (post 2000), Generations - Max 7, Opportunities - Max 7
Band 21              Landmark - 7% Solution
Band 22              Granite PrimElite - Standard
Band 23              Granite PrimElite - Annual Ratchet
Band 24              Access One
Band 25              Value
Band 26              VA Option I
Band 27              VA Option II
Band 28              VA Option III
Band 29              VA Bonus Option I
Band 30              VA Bonus Option II
Band 31              VA Bonus Option III
Band 32              SmartDesign Advantage Option I
Band 33              SmartDesign Advantage Option II
Band 34              SmartDesign Advantage Option III
Band 35              ING Rollover Choice Option I (pre August 7, 2003), Focus VA Option I
Band 36              ING Rollover Choice Option II (pre August 7, 2003), Focus VA Option II
Band 37              ING Rollover Choice Option III (pre August 7, 2003)
Band 38              ING Rollover Choice Option I (post August 6, 2003)
Band 39              ING Rollover Choice Option II (post August 6, 2003)
Band 40              ING Rollover Choice Option III (post August 6, 2003)
Band 41              SmartDesign Signature Option I
Band 42              SmartDesign Signature Option II
Band 43              SmartDesign Signature Option III

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

9.       Financial Highlights

         A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2003, 2002, and 2001, along with unit values and units outstanding for the year ended December 31, 2000, follows:

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING GET Fund - Series N
      2003                           2,282   $10.14 to $10.38       $ 23,357        2.73  %   1.45% to 2.40%       1.81% to 2.77%
      2002                           2,862    $9.96 to $10.10         28,661        1.35      0.95% to 1.90%      -2.73% to -1.75%
      2001                           3,009   $10.24 to $10.28         30,868        2.25      0.95% to 1.90%             **
      2000                              **          **                    **          **            **                   **
    ING GET Fund - Series P
      2003                          10,880    $9.89 to $10.26        110,101        2.58      1.45% to 3.05%       0.82% to 2.40%
      2002                          14,328    $9.81 to $10.02        143,846        0.07      0.75% to 2.55%      -1.80% to -0.20%
      2001                          15,276    $9.99 to $10.04        153,045          **      0.95% to 2.55%             **
      2000                              **          **                    **          **            **                   **
    ING GET Fund - Series Q
      2003                          12,692   $10.13 to $10.51        131,095           -      1.25% to 3.05%       2.01% to 3.85%
      2002                          16,855    $9.93 to $10.12        169,029        2.51      0.75% to 2.55%       -0.70% to 1.20%
      2001                             190        $10.00               1,904          **      0.95% to 1.90%             **
      2000                              **          **                    **          **            **                   **
    ING GET Fund  -  Series R
      2003                          12,873   $10.30 to $10.64        134,755        0.01      1.25 % to 3.05%      2.90% to 4.72%
      2002                          16,911   $10.01 to $10.16        170,526         ***      0.75% to 2.55%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING GET Fund - Series S
      2003                          15,576   $10.24 to $10.54      $ 161,820        0.09  %   1.25% to 3.05%       2.61% to 4.56%
      2002                          21,867    $9.98 to $10.08        219,270         ***      0.75% to 2.55%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING GET Fund - Series T
      2003                          15,618   $10.31 to $10.56        162,882        0.13      1.25% to 3.05%       2.69% to 4.55%
      2002                          23,643   $10.04 to $10.10        237,948         ***      0.75% to 2.55%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING GET Fund - Series U
      2003                          16,063   $10.42 to $10.62        168,926           -      1.25% to 3.05%       4.30% to 6.20%
      2002                             105    $9.99 to $10.00          1,048         ***      0.75% to 2.20%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING GET Fund - Series V
      2003                          33,567    $9.64 to $9.78         325,984        ****      1.25% to 3.05%            ****
      2002                            ****         ****                 ****        ****           ****                 ****
      2001                            ****         ****                 ****        ****           ****                 ****
      2000                            ****         ****                 ****        ****           ****                 ****
    ING AIM Mid-Cap Growth
      (Service Class)
      2003                          16,058   $13.10 to $14.78        221,733           -      0.80% to 2.25%      41.01% to 42.94%
      2002                          14,324    $9.29 to $10.34        139,852           -      0.80% to 2.25%     -33.26% to -32.24%
      2001                          17,855   $13.92 to $15.26        259,382           -      0.80% to 2.25%     -22.66% to -21.78%
      2000                          19,182   $18.40 to $19.51        359,734           *             *                    *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING AIM Mid-Cap Growth
      (Advisor Class)
      2003                             235   $13.60 to $13.68        $ 3,194           -  %   1.40% to 1.85%      41.23% to 41.76%
      2002                               8    $9.63 to $9.65              78         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Alliance Mid-Cap Growth
      (Service Class)
      2003                          28,328   $15.55 to $17.43        462,824           -      0.80% to 2.25%      63.34% to 65.68%
      2002                          24,777    $9.52 to $10.52        246,769           -      0.80% to 2.25%     -31.66% to -30.56%
      2001                          27,303   $13.93 to $15.15        395,434           -      0.80% to 2.25%     -15.42% to -14.46%
      2000                          27,139   $16.80 to $17.71        463,399           *             *                    *
    ING Alliance Mid-Cap Growth
      (Advisor Class)
      2003                             270   $17.10 to $17.21          4,624           -      1.40% to 1.85%      63.64% to 64.53%
      2002                              14   $10.45 to $10.46            148         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING American Funds Growth
      2003                          12,298   $10.73 to $10.79        132,320        ****      0.95% to 2.55%             ****
      2002                            ****         ****                 ****        ****            ****                 ****
      2001                            ****         ****                 ****        ****            ****                 ****
      2000                            ****         ****                 ****        ****            ****                 ****
    ING American Funds Growth-
      Income
      2003                           9,106   $10.95 to $11.01         99,959        ****      0.95% to 2.55%             ****
      2002                            ****         ****                 ****        ****            ****                 ****
      2001                            ****         ****                 ****        ****            ****                 ****
      2000                            ****         ****                 ****        ****            ****                 ****

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING American Funds
      International
      2003                           3,906   $11.57 to $11.64       $ 45,340        ****  %   0.95% to 2.55%             ****
      2002                            ****         ****                 ****        ****            ****                 ****
      2001                            ****         ****                 ****        ****            ****                 ****
      2000                            ****         ****                 ****        ****            ****                 ****
    ING Capital Guardian Large
      Cap Value (Service Class)
      2003                          55,938    $9.81 to $10.52        561,288        0.05      0.50% to 2.25%      33.65% to 36.09%
      2002                          39,602    $7.34 to $7.73         295,688        0.25      0.50% to 2.25%     -25.48% to -24.22%
      2001                          27,628    $9.85 to $10.20        275,489        0.25      0.50% to 2.25%      -5.43% to -4.44%
      2000                           9,362   $10.50 to $10.59         98,545           *             *                    *
    ING Capital Guardian Large
      Cap Value (Advisor Class)
      2003                             495   $13.72 to $13.81          6,805           -      1.40% to 1.85%      33.85% to 34.47%
      2002                              32   $10.25 to $10.27            333         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Capital Guardian Managed
      Global (Service Class)
      2003                          19,452   $16.82 to $20.51        352,387           -      0.50% to 2.25%      33.28% to 35.65%
      2002                          16,459   $12.62 to $15.12        223,084        0.13      0.50% to 2.25%     -22.00% to -20.59%
      2001                          14,451   $16.18 to $19.04        250,388        0.13      0.50% to 2.25%     -13.60% to -12.34%
      2000                          11,365   $19.34 to $21.72        228,347           *             *                    *
    ING Capital Guardian Managed
      Global (Advisor Class)
      2003                             152   $13.68 to $13.76          2,084           -      1.40% to 1.85%      33.72% to 34.38%
      2002                               5        $10.23                  50         ***      1.75% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING Capital Guardian Small
      Cap (Service Class)
      2003                          30,090   $16.97 to $19.55      $ 537,286        0.15  %   0.50% to 2.25%      37.19% to 39.64%
      2002                          26,339   $12.37 to $14.00        341,146        0.12      0.80% to 2.25%     -27.11% to -25.80%
      2001                          27,165   $16.97 to $18.87        480,513        0.13      0.50% to 2.25%      -3.40% to -1.97%
      2000                          23,107   $17.94 to $19.25        422,097           *             *                    *
    ING Capital Guardian Small
      Cap (Advisor Class)
      2003                             310   $13.37 to $13.45          4,148        0.18      1.40% to 1.85%      37.55% to 38.23%
      2002                              33    $9.72 to $9.73             321         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Developing World
      (Service Class)
      2003                          12,265    $8.57 to $9.34         109,258        0.21      0.80% to 2.25%      43.31% to 45.48%
      2002                           9,702    $5.98 to $6.42          60,000           -      0.80% to 2.25%     -12.70% to -11.45%
      2001                          10,141    $6.85 to $7.25          71,466        1.18      0.80% to 2.25%      -7.10% to -5.97%
      2000                           7,211    $7.47 to $7.71          54,398           *             *                    *
    ING Developing World
      (Advisor Class)
      2003                             140   $13.92 to $14.00          1,956        0.20      1.40% to 1.85%      43.51% to 44.18%
      2002                               8    $9.70 to $9.71              79         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Eagle Asset Value
      Equity (Service Class)
      2003                          11,683   $16.67 to $19.53        212,149        0.22      0.80% to 2.55%      22.12% to 24.24%
      2002                          11,740   $13.65 to $15.72        173,239        0.69      0.80% to 2.55%     -20.82% to -17.70%
      2001                          10,991   $17.24 to $19.10        199,039        0.85      0.80% to 2.25%      -6.21% to -5.21%
      2000                           9,358   $18.85 to $20.15        180,722           *             *                    *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING Eagle Asset Value Equity
      (Advisor Class)
      2003                              86   $11.80 to $11.87        $ 1,022        0.18  %   1.40% to 1.85%      22.79% to 23.26%
      2002                              11    $9.61 to $9.63             107         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    IMG FMR Diversified Mid-Cap
      (Service Class)
      2003                          17,427    $9.25 to $9.68         164,205           -      0.90% to 2.25%      30.47% to 32.42%
      2002                          12,695    $7.09 to $7.31          91,159        0.29      0.90% to 2.25%     -21.13% to -20.11%
      2001                           6,381    $8.99 to $9.15          57,814        0.48      0.90% to 2.25%      -8.41% to -7.79%
      2000                           1,150    $9.87 to $9.88          11,358           *             *                    *
    IMG FMR Diversified Mid-Cap
      (Advisor Class)
      2003                             303   $12.38 to $12.46          3,754           -      1.40% to 1.85%      30.73% to 31.43%
      2002                              23    $9.47 to $9.48             220         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Goldman Sachs Internet
      Tollkeeper (Service Class)
      2003                           8,371    $6.31 to $6.55          53,622           -      0.90% to 2.25%      37.77% to 39.66%
      2002                           2,769    $4.58 to $4.69          12,802           -      0.90% to 2.25%     -39.50% to -38.61%
      2001                             709    $7.57 to $7.64           5,389          **      0.90% to 2.25%             **
      2000                              **          **                    **          **            **                   **
    ING Goldman Sachs Internet
      Tollkeeper (Advisor Class)
      2003                             180   $14.37 to $14.46          2,595           -      1.40% to 1.85%      38.17% to 38.77%
      2002                               5   $10.40 to $10.42             53         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING Hard Assets (Service
      Class)
      2003                           6,911   $18.51 to $23.06      $ 140,016        0.37  %   0.80% to 2.25%       48.79% to 51.02%
      2002                           4,986   $12.44 to $15.93         67,753        0.68      0.50% to 2.25%       -1.50% to 4.32%
      2001                           2,395   $12.63 to $15.27         33,209           -      0.80% to 2.25%      -13.82% to -12.84%
      2000                           2,584   $15.34 to $17.52         41,509           *             *                    *
    ING Hard Assets (Advisor
      Class)
      2003                             207   $14.66 to $14.74          3,037        0.45      1.40% to 1.85%       49.29% to 49.95%
      2002                              10    $9.82 to $9.83              97         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING International (Service
      Class)
      2003                          17,997    $8.59 to $9.63         162,082        0.25      0.80% to 2.25%       26.32% to 28.23%
      2002                          16,969    $6.80 to $7.46         120,477        0.75      0.90% to 2.25%      -18.76% to -16.93%
      2001                          16,734    $8.37 to $8.98         144,061           -      0.90% to 2.10%      -24.87% to -22.18%
      2000                          17,171   $11.23 to $11.73        194,618           *             *                    *
    ING International (Advisor
      Class)
      2003                             401   $12.40 to $12.47          4,980        0.31      1.40% to 1.85%       26.66% to 27.24%
      2002                              26    $9.79 to $9.80             254         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Janus Growth and Income
      (Service Class)
      2003                          26,637    $8.20 to $10.81        224,722        0.03      0.90% to 2.55%       19.36% to 21.49%
      2002                          18,616    $6.87 to $7.13         130,345        0.45      0.90% to 2.55%      -21.75% to -20.16%
      2001                          10,487    $8.78 to $8.93          92,720        1.02      0.90% to 2.25%      -11.18% to -10.34%
      2000                           1,280    $9.93 to $9.96          12,726           *             *                    *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING Janus Growth and Income
      (Advisor Class)
      2003                             616   $11.66 to $11.73        $ 7,195           -  %   1.40% to 1.85%      20.06% to 20.58%
      2002                              60    $9.71 to $9.73             587         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Janus Special Equity
      (Service Class)
      2003                           6,039    $8.76 to $9.16          53,911           -      0.90% to 2.25%      46.98% to 48.94%
      2002                           3,609    $5.96 to $6.15          21,794           -      0.90% to 2.25%     -27.58% to -26.61%
      2001                           2,932    $8.23 to $8.38          24,325        0.37      0.90% to 2.25%      -6.87% to -6.19%
      2000                             663    $8.88 to $8.89           5,891           *             *                    *
    ING Janus Special Equity
      (Advisor Class)
      2003                              56   $14.91 to $14.27            801           -      1.40% to 1.85%       47.51% to 48.18%
      2002                               6    $9.62 to $9.63              56         ***      1.40% to 1.75%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Jennison Equity
      Opportunities (Service
      Class)
      2003                          17,530   $17.58 to $20.87        333,380        0.09      0.80% to 2.25%       28.13% to 30.03%
      2002                          19,040   $13.72 to $16.05        280,954        0.13      0.80% to 2.25%     -30.85% to -29.82%
      2001                          20,717   $19.84 to $22.87        440,209        0.07      0.80% to 2.25%     -14.67% to -13.67%
      2000                          19,193   $24.06 to $26.49        477,934           *             *                    *
    ING Jennison Equity
      Opportunities (Advisor
      Class)
      2003                             131   $12.52 to $12.59          1,639        0.12      1.40% to 1.85%      28.54% to 29.13%
      2002                               3    $9.74 to $9.75              34         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------ ------------- -------------------- -------------------
    ING JPMorgan Fleming Small
      Cap Equity (Service Class)
      2003                           6,338   $10.18 to $11.02       $ 65,484          -  %    0.80% to 2.55%      30.85% to 33.12%
      2002                           1,212    $7.79 to $7.87           9,490        ***       0.90% to 2.40%            ***
      2001                             ***          ***                  ***        ***             ***                 ***
      2000                             ***          ***                  ***        ***             ***                 ***
    ING JPMorgan Fleming Small
      Cap Equity (Advisor Class)
      2003                             889   $12.45 to $12.52         11,088          -       1.40% to 1.85%      31.33% to 31.93%
      2002                              54    $9.48 to $9.49             511        ***       1.40% to 1.85%            ***
      2001                             ***          ***                  ***        ***             ***                 ***
      2000                             ***          ***                  ***        ***             ***                 ***
    ING Julius Baer Foreign
      (Service Class)
      2003                           3,272   $10.44 to $11.69         34,644       0.99       0.90% to 2.55%      27.94% to 30.06%
      2002                             608    $8.17 to $8.25           4,990        ***       0.90% to 2.40%            ***
      2001                             ***          ***                  ***        ***             ***                 ***
      2000                             ***          ***                  ***        ***             ***                 ***
    ING Julius Baer Foreign
      (Advisor Class)
      2003                             203   $12.52 to $12.60          2,550       1.03       1.40% to 1.85%      28.54% to 29.10%
      2002                              17    $9.74 to $9.76             165        ***       1.40% to 1.85%            ***
      2001                             ***          ***                  ***        ***             ***                 ***
      2000                             ***          ***                  ***        ***             ***                 ***
    ING Limited Maturity Bond
      2003                          27,037   $17.94 to $23.37        534,954       0.74       0.50% to 2.25%       0.56% to 2.32%
      2002                          28,506   $17.84 to $22.84        558,941       3.62       0.50% to 2.25%       4.82% to 6.68%
      2001                          19,509   $17.02 to $21.41        364,062       4.84       0.50% to 2.25%       6.78% to 8.30%
      2000                          11,438   $16.67 to $19.77        200,958          *              *                   *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING Liquid Assets (Service
      Class)
      2003                          49,098    $9.95 to $18.00       $ 745,674       0.78  %    0.50% to 2.55%       -1.78% to 0.22%
      2002                          66,797   $13.46 to $17.34       1,023,179       1.42       0.50% to 2.55%       -1.17% to 0.96%
      2001                          69,541   $13.62 to $17.79       1,071,485       3.59       0.50% to 2.55%       1.86% to 3.01%
      2000                          44,678   $14.50 to $16.61         679,666          *              *                    *
    ING Liquid Assets (Advisor
      Class)
      2003                             490    $9.85 to $9.91            4,837       0.81       1.40% to 1.85%      -1.30% to -0.80%
      2002                             180    $9.98 to $9.99            1,800        ***       1.40% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Marisco Growth (Service
      Class)
      2003                          57,559   $12.87 to $14.76         778,700          -       0.50% to 2.25%       29.74% to 32.02%
      2002                          53,954    $9.92 to $11.18         560,041          -       0.50% to 2.25%     -31.16% to -29.91%
      2001                          66,921   $14.41 to $15.95       1,002,892          -       0.50% to 2.25%     -31.55% to -30.59%
      2000                          67,525   $21.49 to $22.98       1,474,980          *              *                    *
    ING Marisco Growth (Advisor
      Class)
      2003                             654   $12.71 to $12.79           8,324          -       1.40% to 1.85%       30.23% to 30.81%
      2002                               9    $9.76 to $9.78               92        ***       1.40% to 1.75%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Mercury Focus Value
      (Service Class)
      2003                           2,431   $10.68 to %10.92          26,184       0.21       0.90% to 2.25%       28.33% to 30.00%
      2002                             710    $8.32 to $8.40            5,931        ***       0.90% to 2.25%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING Mercury Focus Value
      (Advisor Class)
      2003                          61,511   $13.07 to $13.15           $ 805       0.23  %    1.40% to 1.85%      28.64% to 29.30%
      2002                               5   $10.16 to $10.17              48        ***       1.65% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Mercury Fundamental
      Growth (Service Class)
      2003                           1,372    $9.84 to $10.07          13,630          -       0.90% to 2.25%       24.09% to 25.88%
      2002                             345    $7.93 to $8.00            2,742        ***       0.90% to 2.15%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Mercury Fundamental
      Growth (Advisor Class)
      2003                          72,746   $11.74 to $11.81             856          -       1.40% to 1.85%      24.36% to 24.97%
      2002                              11    $9.44 to $9.45              108        ***       1.40% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING MFS(R) Mid-Cap Growth
      (Service Class)
      2003                          29,373   $20.36 to $23.98         634,357          -       0.50% to 2.25%       36.01% to 38.45%
      2002                          27,548   $14.97 to $17.32         435,581          -       0.50% to 2.25%     -49.97% to -49.07%
      2001                          29,521   $29.92 to $34.01         928,290       0.37       0.50% to 2.25%     -25.09% to -24.25%
      2000                          27,623   $40.98 to $43.92       1,158,061          *              *                    *
    ING MFS(R) Mid-Cap Growth
      (Advisor Class)
      2003                             722   $13.31 to $13.39           9,625          -       1.40% to 1.85%       36.48% to 37.05%
      2002                              56    $9.75 to $9.77              549        ***       1.40% to 1.80%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING MFS(R) Research
      (Service Class)
      2003                          27,160   $16.70 to $19.66       $ 494,911       0.21  %    0.80% to 2.55%      21.45% to 23.57%
      2002                          28,285   $13.75 to $15.91         421,035       0.41       0.80% to 2.55%     -28.35% to -25.45%
      2001                          31,622   $19.19 to $21.34         637,711       0.12       0.80% to 2.25%     -22.97% to -22.09%
      2000                          30,638   $25.56 to $27.39         800,528          *              *                    *
    ING MFS(R) Research
      (Advisor Class)
      2003                             165   $11.84 to $11.92           1,951       0.18       1.40% to 1.85%       22.06% to 22.66%
      2002                              34    $9.70 to $9.72              326        ***       1.40% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING MFS(R) Total Return
      (Service Class)
      2003                          52,822   $10.66 to $24.07       1,142,408       0.53       0.50% to 2.55%       13.79% to 16.17%
      2002                          45,174   $17.48 to $20.72         853,266       2.36       0.50% to 2.55%      -7.51% to -5.56%
      2001                          39,136   $18.90 to $21.94         793,394       4.88       0.50% to 2.55%      -1.44% to -0.32%
      2000                          29,621   $20.10 to $21.54         608,868          *              *                    *
    ING MFS(R) Total Return
      (Advisor Class)
      2003                           1,416   $11.46 to $11.53          16,257       0.74       1.40% to 1.85%       14.26% to 14.84%
      2002                              95   $10.03 to $10.04             955        ***       1.40% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING PIMCO Core Bond
      (Service Class)
      2003                          40,186   $10.25 to $13.94         514,027       0.48       0.75% to 2.55%        2.08% to 3.97%
      2002                          34,238   $11.55 to $13.41         425,125       3.72       0.80% to 2.55%       3.69% to 8.23%
      2001                           9,873   $11.14 to $12.39         114,996       0.40       0.80% to 2.25%       0.53% to 1.64%
      2000                           3,438   $11.37 to $12.19          40,000          *              *                    *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING PIMCO Core Bond
      (Advisor Class)
      2003                           1,573   $10.50 to $10.57       $ 16,545        0.67  %   1.40% to 1.85%       2.54% to 3.02%
      2002                              97   $10.24 to $10.26            992         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Salomon Brothers All
      Cap (Service Class)
      2003                          36,433   $11.11 to $11.94        421,482        0.06      0.90% to 2.55%       35.73% to 37.56%
      2002                          29,232    $8.34 to $8.68         247,740        0.22      0.90% to 2.55%     -27.23% to -26.19%
      2001                          25,814   $11.46 to $11.76        299,314        1.47      0.90% to 2.25%       0.00% to 0.94%
      2000                           9,062   $11.54 to $11.65        104,883           *             *                    *
    ING Salomon Brothers All Cap
      (Advisor Class)
      2003                             472   $12.96 to $13.04          6,124           -      1.40% to 1.85%       36.13% to 36.83%
      2002                              18    $9.52 to $9.53             176         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Salomon Brothers
      Investors (Service Class)
      2003                          13,185   $10.10 to $11.13        136,147        0.18      0.90% to 2.25%       28.34% to 30.04%
      2002                          11,516    $7.87 to $8.19          92,136        0.81      0.90% to 2.25%     -24.69% to -23.67%
      2001                           8,646   $10.45 to $10.73         91,400        1.30      0.90% to 2.25%      -6.16% to -5.13%
      2000                           1,917   $11.21 to $11.31         21,558           *             *                    *
    ING Salomon Brothers
      Investors (Advisor Class)
      2003                              81   $12.54 to $12.61          1,014        0.15      1.40% to 1.85%       28.72% to 29.20%
      2002                              30    $9.74 to $9.75             297         ***      1.65% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
------------------------------- ---------- -------------------- -------------- ------------ ------------------- ------------------
    ING T. Rowe Price Capital
      Appreciation (Service
      Class)
      2003                          41,070   $30.30 to $37.73       $1,365,679       0.36  %   0.80% to 2.25%      22.42% to 24.23%
      2002                          34,525   $24.75 to $30.37          935,079       1.72      0.80% to 2.25%      -1.79% to -0.33%
      2001                          23,375   $25.20 to $30.47          644,971       3.34      0.80% to 2.25%       7.85% to 9.02%
      2000                          13,395   $24.47 to $27.95          345,651          *             *                    *
    ING T. Rowe Price Capital
      Appreciation (Advisor
      Class)
      2003                           1,646   $12.26 to $12.33           20,206       0.48      1.40% to 1.85%       22.70% to 23.18%
      2002                              89    $9.99 to $10.01              894        ***      1.40% to 1.85%             ***
      2001                             ***          ***                    ***        ***            ***                  ***
      2000                             ***          ***                    ***        ***            ***                  ***
    ING T. Rowe Price Equity
      Income (Service Class)
      2003                          26,391   $22.16 to $28.87          643,858       0.31      0.50% to 2.25%       22.36% to 24.55%
      2002                          20,545   $18.11 to $23.18          409,670       1.34      0.50% to 2.25%     -15.14% to -13.64%
      2001                          17,698   $21.34 to $26.84          416,763       1.95      0.50% to 2.25%       -0.58% to 1.46%
      2000                          12,207   $22.48 to $26.61          291,793          *             *                    *
    ING T. Rowe Price Equity
      Income (Advisor Class)
      2003                             896   $12.05 to $12.12           10,819       0.38      1.40% to 1.85%       22.83% to 23.30%
      2002                              65    $9.81 to $9.83               640        ***      1.40% to 1.85%             ***
      2001                             ***          ***                    ***        ***            ***                  ***
      2000                             ***          ***                    ***        ***            ***                  ***
    ING UBS U.S. Balanced
      (Service Class)
      2003                           8,206    $8.22 to $8.59            68,664       0.01      0.90% to 2.25%       15.41% to 16.87%
      2002                           6,551    $7.12 to $7.35            47,241       1.11      0.90% to 2.25%     -16.73% to -15.52%
      2001                           5,718    $8.55 to $8.70            49,242       1.78      0.90% to 2.25%      -8.32% to -7.68%
      2000                             501    $9.37 to $9.38             4,696          *             *                    *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING UBS U.S. Balanced
      (Advisor Class)
      2003                              85   $11.33 to $11.37           $ 963       ****  %    1.40% to 1.85%             ****
      2002                            ****         ****                  ****       ****             ****                 ****
      2001                            ****         ****                  ****       ****             ****                 ****
      2000                            ****         ****                  ****       ****             ****                 ****
    ING Van Kampen Equity
      Growth (Service Class)
      2003                           3,146    $9.40 to $9.62           29,848       0.02       0.90% to 2.25%      20.82% to 22.55%
      2002                             559    $7.78 to $7.85            4,362        ***       0.90% to 2.25%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Van Kampen Equity
      Growth (Advisor Class)
      2003                             505   $11.68 to $11.75           5,909          -       1.40% to 1.85%      21.29% to 21.89%
      2002                              48    $9.63 to $9.64              458        ***       1.40% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Van Kampen Global
      Franchise (Service Class)
      2003                           5,295   $10.85 to $11.12          58,019       0.82       0.80% to 2.25%       23.30% to 25.23%
      2002                           1,661    $8.80 to $8.88           14,670        ***       0.80% to 2.25%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Van Kampen Global
      Franchise (Advisor Class)
      2003                           1,232   $11.75 to $11.82          14,506       0.88       1.40% to 1.85%       23.55% to 24.16%
      2002                              74    $9.51 to $9.52              708        ***       1.40% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ----------  -------------------  ------------  ------------ ------------------- -------------------
    ING Van Kampen Growth and
      Income (Service Class)
      2003                          31,390    $20.97 to $25.14      $ 705,253        0.26  %   0.50% to 2.25%      25.04% to 27.23%
      2002                          30,992    $16.77 to $19.76        554,608        0.84      0.50% to 2.25%     -16.69% to -15.19%
      2001                          34,270    $20.13 to $23.30        732,049        0.30      0.50% to 2.25%     -13.63% to -12.68%
      2000                          34,836    $24.00 to $26.02        860,338           *             *                    *
    ING Van Kampen Growth and
      Income (Advisor Class)
      2003                           1,961    $12.25 to $12.33         24,058        0.34      1.40% to 1.85%       25.26% to 25.94
      2002                             101     $9.78 to $9.79             990         ***      1.40% to 1.85%             ***
      2001                             ***          ***                   ***         ***            ***                  ***
      2000                             ***          ***                   ***         ***            ***                  ***
    ING Van Kampen Real Estate
      (Service Class)
      2003                           9,000    $33.44 to $43.58        330,864        0.20      0.50% to 2.25%       34.62% to 37.04%
      2002                           6,881    $24.84 to $31.80        187,607        3.73      0.50% to 2.25%       -2.05% to 0.31%
      2001                           4,535    $25.36 to $31.90        126,169        4.29      0.50% to 2.25%       6.07% to 7.28%
      2000                           3,804    $25.04 to $28.59        100,303           *             *                    *
    ING Van Kampen Real Estate
      (Advisor Class)
      2003                             481    $12.96 to $13.03          6,246        0.18      1.40% to 1.85%      35.00% to 35.59%
      2002                              29     $9.60 to $9.61             276         ***      1.40% to 1.85%             ***
      2001                             ***          ***                   ***         ***            ***                  ***
      2000                             ***          ***                   ***         ***            ***                  ***
    ING Alger Aggressive Growth
      2003                              53    $9.78 to $12.04             557        ****      0.75% to 1.35%             ****
      2002                            ****          ****                 ****        ****            ****                 ****
      2001                            ****          ****                 ****        ****            ****                 ****
      2000                            ****          ****                 ****        ****            ****                 ****

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  ING Alger Growth
    2003                                15    $8.74 to $11.67           $ 142          -  %    0.75% to 1.00%           33.23%
    2002                                 6         $6.56                   39        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  ING American Century Small
    Cap Value
    2003                                15   $10.87 to $11.83             162          -       0.75% to 1.20%      34.20% to 34.53%
    2002                                 -         $8.10                    2        ***            0.95%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  ING Baron Small Cap Growth
    2003                                89   $11.48 to $11.54           1,028       ****       0.75% to 1.35%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  ING JPMorgan Fleming
    International
    2003                               679   $10.42 to $12.24           8,019       0.05       0.75% to 2.55%      28.17% to 28.50%
    2002                                 1    $8.13 to $8.14                7        ***       0.75% to 0.95%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  ING JPMorgan Mid Cap Value
    2003                               527   $10.95 to $11.88           6,151       0.50       0.75% to 2.55%       26.73% to 29.13%
    2002                                33    $9.09 to $9.19              301        ***       0.95% to 2.55%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
 ING MFS(R) Capital
   Opportunities (Initial Class)
   2003                                389    $7.53 to $10.73         $ 3,009       0.14  %    0.95% to 2.55%      24.88% to 26.70%
   2002                                209    $6.04 to $6.18            1,280          -       0.95% to 2.40%     -37.64% to -32.29%
   2001                                 78    $8.92 to $9.91              698         **       0.95% to 1.90%             **
   2000                                 **          **                     **         **             **                   **
 ING MFS(R) Capital
   Opportunities (Service Class)
   2003                                 43    $8.69 to $11.29             391          -       0.75% to 1.00%           26.86%
   2002                                 11         $6.85                   72        ***            0.75%                 ***
   2001                                ***          ***                   ***        ***             ***                  ***
   2000                                ***          ***                   ***        ***             ***                  ***
 ING MFS(R) Global Growth
   2003                                147   $10.60 to $11.89           1,586          -       0.75% to 2.55%      28.48% to 30.78%
   2002                                  9    $8.27 to $8.35               75        ***       0.75% to 2.20%             ***
   2001                                ***          ***                   ***        ***             ***                  ***
   2000                                ***          ***                   ***        ***             ***                  ***
 ING MFS(R) Research Equity
   2003                                 10    $9.02 to $11.25              97       ****       0.75% to 1.35%             ****
   2002                               ****         ****                  ****       ****             ****                 ****
   2001                               ****         ****                  ****       ****             ****                 ****
   2000                               ****         ****                  ****       ****             ****                 ****
 ING OpCap Balanced Value
   2003                                 40   $10.08 to $11.28             408       2.25       0.75% to 1.20%           29.23%
   2002                                 16         $7.80                  126        ***            0.75%                 ***
   2001                                ***          ***                   ***        ***             ***                  ***
   2000                                ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING PIMCO Total Return
      2003                             176   $10.21 to $11.11         $ 1,918       4.14  %    0.75% to 1.35%       2.89% to 3.35%
      2002                              55        $10.75                  593        ***            0.75%                 ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Salomon Brothers
      Aggressive Growth
      2003                           1,285   $10.77 to $10.83          13,880       ****       0.95% to 2.55%             ****
      2002                            ****         ****                  ****       ****             ****                 ****
      2001                            ****         ****                  ****       ****             ****                 ****
      2000                            ****         ****                  ****       ****             ****                 ****
    ING Salomon Brothers
      Fundamental Value
      2003                              56   $10.31 to $11.85             600       1.64       0.75% to 1.35%      39.32% to 39.68%
      2002                               1         $7.41                    9        ***            0.75%                 ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Salomon Brothers
      Investors Value
      2003                              36    $9.85 to $11.62             362       0.55        0.75% to 1.20%     29.95% to 30.35%
      2002                               -         $7.61                    4        ***            0.75%                 ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING T. Rowe Price Growth
      Equity
      2003                             229    $9.68 to $11.51           2,295       0.16        0.75% to 1.20%      29.07% to 29.65%
      2002                              19    $7.51 to $7.52              144        ***       0.75% to 0.95%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  ING UBS Tactical Asset
    Allocation
    2003                                 9    $9.50 to $11.48            $ 89          -  %    0.75% to 1.35%           25.99%
    2002                                 -         $7.54                    2        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  ING Van Kampen Comstock
    2003                             3,551   $10.41 to $11.58          37,583       1.07       0.75% to 2.55%      26.33% to 28.66%
    2002                               210    $8.24 to $8.34            1,737        ***       0.75% to 2.40%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  ING GET U.S. Core Portfolio -
    Series 1
    2003                            21,571   $10.19 to $10.29         220,805       ****       1.25% to 3.05%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  ING GET U.S. Core Portfolio -
    Series 2
    2003                            16,692   $10.00 to $10.05         167,331       ****       1.25% to 3.05%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  ING GET U.S. Core Portfolio -
    Series 3
    2003                               897    $9.99 to $10.00           8,966       ****       0.95% to 2.55%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING VIT Worldwide Growth
      2003                           7,678    $6.35 to $6.75         $ 50,319          -  %    0.90% to 2.55%      25.74% to 27.95%
      2002                           5,299    $5.05 to $5.28           27,358       0.02       0.90% to 2.55%     -27.02% to -25.42%
      2001                           2,863    $6.92 to $7.08           20,014          -       0.90% to 2.25%     -20.18% to -19.36%
      2000                             635    $8.72 to $8.78            5,554          *              *                    *
    ING VP Balanced
      2003                             109   $11.04 to $11.34           1,231       ****       0.75% to 1.20%             ****
      2002                            ****         ****                  ****       ****             ****                 ****
      2001                            ****         ****                  ****       ****             ****                 ****
      2000                            ****         ****                  ****       ****             ****                 ****
    ING VP Bond
      2003                           6,454   $10.34 to $11.25          71,483       2.15       0.75% to 2.25%        3.69% to 5.14%
      2002                           4,668   $10.58 to $10.69          49,590        ***       0.80% to 2.25%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING VP Growth
      2003                              32    $8.90 to $11.49             292          -       0.75% to 1.35%      28.61% to 29.11%
      2002                               7         $6.94                   46        ***            0.75%                 ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING VP Index Plus LargeCap
      2003                           6,637    $8.72 to $11.48          59,693       0.49       0.75% to 2.55%      22.64% to 24.90%
      2002                             634    $7.11 to $7.31            4,589       0.15       0.75% to 2.55%     -29.03% to -22.23%
      2001                              87    $9.36 to $9.40              812       2.73       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING VP Index Plus MidCap
      2003                           1,784   $10.83 to $11.87        $ 19,893       0.21 %     0.75% to 2.55%      28.78% to 31.02%
      2002                             692    $8.41 to $8.64            5,909       0.31       0.75% to 2.55%      -14.79 to -12.82%
      2001                              83    $9.87 to $9.91              820         **       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **
    ING VP Index Plus SmallCap
      2003                           1,420   $11.03 to $11.99          16,341       0.06       0.75% to 2.55%       32.47% to 34.83%
      2002                             465    $8.47 to $8.70            4,005       0.36       0.75% to 2.55%     -15.89% to -13.95%
      2001                              67   $10.07 to $10.11             680         **       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **
    ING VP International Equity
      2003                              18    $9.52 to $12.19             197       ****       0.75% to 1.00%             ****
      2002                            ****         ****                  ****       ****             ****                 ****
      2001                            ****         ****                  ****       ****             ****                 ****
      2000                            ****         ****                  ****       ****             ****                 ****
    ING VP Small Company
      2003                              82   $10.26 to $11.84             876       0.19       0.75% to 1.35%      36.25% to 36.64%
      2002                              21    $7.54 to $7.56              156        ***       0.75% to 0.95%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING VP Value Opportunity
      2003                             283    $7.82 to $8.18            2,270       0.60       0.75% to 2.55%      21.05% to 23.38%
      2002                             166    $6.46 to $6.63            1,086       0.40       0.75% to 2.55%     -28.22% to -26.66%
      2001                              33    $9.00 to $9.04              298         **       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING VP Convertible
      2003                             326   $11.24 to $12.21         $ 3,925       4.96 %     0.95% to 2.55%      23.73% to 25.88%
      2002                             107    $9.48 to $9.70            1,034       3.17       0.95% to 2.55%      -9.37% to -7.79%
      2001                              18   $10.46 to $10.52             194     (10.36)      0.95% to 2.20%             **
      2000                              **          **                     **         **             **                   **
    ING VP Growth and Income
      2003                             143   $11.54 to $12.14           1,723       ****       0.75% to 1.20%             ****
      2002                            ****         ****                  ****       ****             ****                 ****
      2001                            ****         ****                  ****       ****             ****                 ****
      2000                            ****         ****                  ****       ****             ****                 ****
    ING VP Growth Opportunities
      2003                           3,822    $6.71 to $11.64          26,047          -       0.75% to 2.25%       29.29% to 31.39%
      2002                           1,895    $5.19 to $5.32            9,918          -       0.75% to 2.25%     -33.03% to -32.10%
      2001                             671    $7.75 to $7.82            5,219         **       0.90% to 2.25%             **
      2000                              **          **                     **         **             **                   **
    ING VP International Value
      2003                              48   $10.86 to $12.05             534       0.35       0.75% to 1.20%      28.52% to 28.81%
      2002                               5    $8.45 to $8.47               42        ***       0.75% to 0.95%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING VP LargeCap Growth
      2003                             240    $7.86 to $8.18            1,941          -       0.95% to 2.55%       29.70% to 31.72%
      2002                             163    $6.06 to $6.21            1,006       0.48       0.95% to 2.25%     -36.68% to -35.45%
      2001                              56    $9.57 to $9.62              533         **       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  ING VP MagnaCap
    2003                             3,033    $8.87 to $9.28         $ 27,551       0.74 %     0.90% to 2.55%      27.26% to 29.61%
    2002                             1,746    $7.00 to $7.16           12,338       1.02       0.90% to 2.25%     -24.73% to -23.74%
    2001                               579    $9.30 to $9.39            5,402       1.36       0.90% to 2.25%             **
    2000                                **          **                     **         **             **                   **
  ING VP MidCap Opportunities
    2003                                29    $9.82 to $11.66             280          -       0.75% to 1.00%           15.94%
    2002                                 2         $7.24                   12        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  ING VP SmallCap Opportunities
    2003                            14,450    $6.16 to $12.02          90,453          -       0.75% to 2.25%      35.38% to 37.47%
    2002                             6,553    $4.55 to $4.67           30,118          -       0.75% to 2.25%     -45.05% to -44.14%
    2001                             1,737    $8.28 to $8.36           14,437         **       0.90% to 2.25%             **
    2000                                **          **                     **         **             **                   **
  AIM V.I. Capital Appreciation
    2003                                 8    $9.42 to $11.56              77          -       0.75% to 1.10%           28.24%
    2002                                 4         $7.40                   27        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  AIM V.I. Core Equity
    2003                                17   $10.17 to $11.36             175       0.93       0.75% to 1.00%           23.12%
    2002                                 5         $8.26                   41        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    AIM V.I. Dent Demographic
      Trends
      2003                           5,905    $9.69 to $10.73        $ 58,307          - %     0.90% to 2.55%      33.84% to 36.04%
      2002                           1,550    $7.24 to $7.38           11,335          -       0.95% to 2.55%     -34.00% to -32.91%
      2001                             323   $10.97 to $11.00           3,550         **       0.95% to 2.25%             **
      2000                              **          **                     **         **             **                   **
    AIM V.I. Growth
      2003                             302    $8.83 to $10.83           2,729          -       0.95% to 2.55%      27.60% to 29.60%
      2002                             121    $6.92 to $7.06              848          -       0.95% to 2.55%     -32.94% to -31.79%
      2001                              43   $10.32 to $10.35             443       1.09       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **
    AIM V.I. Premier Equity
      2003                              19    $8.43 to $11.32             174          -       0.75 % to 1.20%     23.61% to 23.83%
      2002                              12    $6.82 to $6.84               80        ***       0.75 % to 0.95%            ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    AllianceBernstein Growth
      and Income
      2003                           1,205    $9.31 to $11.04          11,497       0.62       0.95% to 2.55%      28.77% to 30.95%
      2002                             644    $7.23 to $7.40            4,730       3.91       0.95% to 2.55%     -24.45% to -23.00%
      2001                             172    $9.57 to $9.61            1,653         **       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **
    AllianceBernstein Premier
      Growth
      2003                             448    $7.71 to $10.58           3,540          -       0.95% to 2.55%      20.28% to 22.26%
      2002                             322    $6.41 to $6.56            2,094          -       0.95% to 2.55%     -32.66% to -31.52%
      2001                             114    $9.52 to $9.58            1,091         **       0.95% to 2.40%             **
      2000                              **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  AllianceBernstein Value
    2003                               605   $10.59 to $11.21         $ 6,560       0.69 %     0.95% to 2.55%      25.18% to 27.25%
    2002                               315    $8.46 to $8.66            2,709       0.17       0.95% to 2.55%     -15.23% to -13.83%
    2001                                59    $9.98 to $10.05             595         **       0.95% to 2.40%             **
    2000                                **          **                     **         **             **                   **
  Fidelity(R) VIP Contrafund(R)
    2003                             1,945   $10.63 to $11.62          21,313       0.13       0.75% to 2.55%      25.06% to 27.26%
    2002                               513    $8.50 to $8.73            4,438       0.37       0.75% to 2.55%     -12.19% to -10.28%
    2001                               122    $9.68 to $9.73            1,183         **       0.95% to 1.90%             **
    2000                                **          **                     **         **             **                   **
  Fidelity(R) VIP Equity-Income
    2003                            14,541    $9.76 to $11.73         145,256       0.47       0.75% to 2.55%      26.75% to 29.08%
    2002                             3,054    $7.70 to $7.91           23,851       1.09       0.75% to 2.55%     -18.95% to -17.69%
    2001                               203    $9.55 to $9.61            1,949         **       0.95% to 2.20%             **
    2000                                **          **                     **         **             **                   **
  Fidelity(R) VIP Growth
    2003                            22,435    $8.09 to $11.65         185,642       0.03       0.75% to 2.55%      29.23% to 31.57%
    2002                             3,655    $6.26 to $6.43           23,212       0.02       0.90% to 2.55%     -32.32% to -30.79%
    2001                                75    $9.25 to $9.29              693         **       0.95% to 1.90%             **
    2000                                **          **                     **         **             **                   **
  Fidelity(R) VIP Overseas
    2003                                69   $11.20 to $12.60             860          -       0.75% to 1.00%           41.95%
    2002                                 1         $7.89                    9        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  Franklin Small Cap Value
    Securities
    2003                                20   $11.74 to $11.79           $ 236          -       0.75% to 0.95%      30.88% to 31.15%
    2002                                 2    $8.97 to $8.99               17        ***       0.75% to 0.95%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  Greenwich Appreciation
    2003                                39   $17.05 to $17.25             663       0.64       1.25% to 1.40%      22.84% to 23.04%
    2002                                42   $13.88 to $14.02             589       1.50       1.25% to 1.40%     -18.69% to -18.58%
    2001                                42   $17.07 to $17.22             723       1.15       1.25% to 1.40%      -5.32% to -5.18%
    2000                                46   $18.03 to $18.16             831          *              *                    *
  INVESCO VIF - Financial
    Services
    2003                             5,976    $9.76 to $11.16          59,604       0.67       0.80% to 2.55%      26.26% to 28.50%
    2002                             2,931    $7.73 to $7.92           22,941       1.15       0.90% to 2.55%     -17.15% to -15.76%
    2001                               256    $9.33 to $9.39            2,404       2.70       0.95% to 2.25%             **
    2000                                **          **                     **         **             **                   **
  INVESCO VIF - Health Sciences
    2003                             9,056    $9.37 to $11.15          86,664          -       0.80% to 2.55%      24.60% to 26.81%
    2002                             4,013    $7.52 to $7.72           30,558          -       0.90% to 2.55%     -26.42% to -24.98%
    2001                             1,052   $10.22 to $10.29          10,790       3.60       0.95% to 2.55%             **
    2000                                **          **                     **         **             **                   **
  INVESCO VIF - Leisure
    2003                             3,232   $10.50 to $10.91          34,410          -       0.95% to 2.55%      25.45% to 27.42%
    2002                               724    $8.39 to $8.47            6,097        ***       0.95% to 2.25%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  INVESCO VIF - Utilities
    2003                             3,684    $7.17 to $7.49         $ 26,968       1.62 %     0.80% to 2.55%      14.54% to 16.49%
    2002                             1,227    $6.26 to $6.43            7,783       1.12       0.95% to 2.55%     -22.62% to -20.91%
    2001                               119    $8.09 to $8.13              964       3.07       0.95% to 1.90%             **
    2000                                **          **                     **         **             **                   **
  Janus Aspen Series Balanced
    2003                               427   $10.36 to $10.91           4,464       2.30       0.75% to 1.20%      12.49% to 12.86%
    2002                                54    $9.21 to $9.25              496        ***       0.75% to 1.10%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  Janus Aspen Series Flexible
    Income
    2003                               165   $10.30 to $11.58           1,873       4.27       0.75% to 1.20%       5.02% to 5.37%
    2002                                26   $10.97 to $10.99             283        ***       0.75% to 0.95%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  Janus Aspen Series Growth
    2003                               103    $9.31 to $11.66           1,007          -       0.75% to 1.20%      30.03% to 30.46%
    2002                                27         $7.19                  192        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  Janus Aspen Series Worldwide
    Growth
    2003                               856    $8.13 to $11.60           7,200       0.84       0.75% to 2.55%      20.44% to 22.66%
    2002                               515    $6.75 to $6.93            3,534       0.52       0.75% to 2.55%      -27.58% to 26.20%
    2001                               139    $9.32 to $9.39            1,298       0.33       0.95% to 2.40%             **
    2000                                **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  Colonial Small Cap Value
    2003                             2,966   $13.77 to $13.87        $ 40,999       **** %     1.25% to 2.25%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  Liberty Asset Allocation
    2003                                50   $11.95 to $11.99             601       ****       1.40% to 1.80%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
                                                                                    ****             ****                 ****
  Liberty Equity
    2003                                81    $7.87 to $8.04              648       0.35       1.40% to 1.90%      21.83% to 22.37%
    2002                                75    $6.46 to $6.57              487       0.23       1.40% to 1.90%     -29.17% to -28.66%
    2001                                88    $9.12 to $9.21              807          -       1.40% to 1.80%     -19.72% to -19.28%
    2000                                94   $11.36 to $11.41           1,071          *              *                    *
  Liberty Federal Securities
    2003                                 9   $10.07 to $10.09              87       ****       1.40% to 1.70%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  Liberty Small Company Growth
    2003                                 5   $14.94 to $14.98              75       ****       1.40% to 1.80%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  Oppenheimer Global Securities
    2003                               257   $10.80 to $12.54         $ 2,901       0.19 %     0.75% to 1.35%      41.36% to 41.72%
    2002                                27    $7.64 to $7.67              205        ***       0.75% to 1.10%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  Oppenheimer Strategic Bond
    2003                                60   $10.90 to $12.40             702       0.56       0.75% to 1.35%      15.90% to 16.21%
    2002                                 2   $10.65 to $10.67              16        ***       0.75% to 0.95%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  PIMCO High Yield
    2003                            51,825   $10.69 to $12.55         608,775       7.38       0.50% to 2.55%       19.74% to 22.20%
    2002                            31,353    $9.32 to $10.27         305,237       8.20       0.80% to 2.55%      -4.80% to -1.63%
    2001                            23,564    $9.79 to $10.44         236,343       7.91       0.50% to 2.25%       0.30% to 1.57%
    2000                            16,336    $9.88 to $10.17         162,857          *              *                    *
  PIMCO StocksPLUS Growth and
    Income
    2003                            18,658    $9.85 to $10.71         190,536       2.08       0.80% to 2.25%       27.43% to 29.35%
    2002                            22,790    $7.73 to $8.28          181,637       2.69       0.80% to 2.25%     -22.00% to -20.84%
    2001                            23,718    $9.91 to $10.46         241,065       4.22       0.80% to 2.25%     -13.15% to -12.17%
    2000                            22,158   $11.56 to $11.91         258,484          *              *                    *
  Pioneer Equity-Income
    2003                                99    $9.98 to $11.35           1,010       2.02       0.75% to 1.35%      20.97% to 21.38%
    2002                                22    $8.27 to $8.28              179        ***       0.75% to 0.95%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)    (lowest to highest) (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    Pioneer Fund
      2003                           6,927    $8.84 to $11.43        $ 62,533       0.87 %     0.75% to 2.55%       20.27% to 22.55%
      2002                           2,697    $7.35 to $7.54           20,064       1.08       0.80% to 2.55%     -21.47% to -19.87%
      2001                             243    $9.36 to $9.41            2,275       0.91       0.95% to 1.90%              **
      2000                              **          **                     **         **             **                   **
    Pioneer Mid-Cap Value
      2003                          15,149   $11.94 to $12.84         190,493       0.17       0.75% to 2.25%      33.98% to 36.16%
      2002                           5,685    $9.27 to $9.43           53,062       0.56       0.75% to 2.25%     -13.36% to -12.03%
      2001                             480   $10.70 to $10.72           5,139         **       1.25% to 2.25%             **
      2000                              **          **                     **         **             **                   **
    Pioneer Small Company
      2003                             664    $9.40 to $10.61           6,391          -       0.95% to 2.55%      22.08% to 23.95%
      2002                             437    $7.70 to $7.89            3,417       0.03       0.95% to 2.55%     -19.29% to -17.90%
      2001                              98    $9.54 to $9.61              938         **       0.95% to 2.55%             **
      2000                              **          **                     **         **             **                   **
    ProFund VP Bull
      2003                          10,431    $8.04 to $8.37           85,664          -       0.90% to 2.40%       22.83% to 24.55%
      2002                           4,706    $6.57 to $6.72           31,265          -       0.90% to 2.25%     -25.68% to -24.66%
      2001                           2,316    $8.84 to $8.92           20,583         **       1.25% to 2.25%             **
      2000                              **          **                     **         **             **                   **
    ProFund VP Europe 30
      2003                           3,999    $8.02 to $12.09          32,874       0.13       0.90% to 2.55%      35.74% to 37.54%
      2002                           2,589    $5.96 to $6.10           15,627          -       0.90% to 2.25%     -27.49% to -26.42%
      2001                             764    $8.22 to $8.29            6,312         **       0.90% to 2.25%             **
      2000                              **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------- ------------- ------------------- -------------------
    ProFund VP Rising Rates
      Opportunity
      2003                           2,457    $9.33 to $9.38         $ 22,975       **** %     0.95% to 2.55%            ****
      2002                            ****         ****                  ****       ****             ****                ****
      2001                            ****         ****                  ****       ****             ****                ****
      2000                            ****         ****                  ****       ****             ****                ****
    ProFund VP Small Cap
      2003                          12,620    $9.84 to $11.07         127,245          -       0.90% to 2.55%      39.52% to 41.54%
      2002                           5,371    $7.11 to $7.27           38,612          -       0.90% to 2.25%     -24.20% to -23.15%
      2001                           2,118    $9.38 to $9.46           19,968         **       1.25% to 2.25%             **
      2000                              **          **                     **         **             **                   **
    Jennison
      2003                          10,879    $5.23 to $5.56           58,724          -       0.90% to 2.55%      26.33% to 28.41%
      2002                           8,904    $4.14 to $4.33           37,748          -       0.90% to 2.55%     -33.33% to -31.81%
      2001                           7,335    $6.21 to $6.35           45,991          -       0.90% to 2.25%     -20.20% to -19.62%
      2000                             987    $7.82 to $7.85            7,732          *              *                   *
    SP Jennison International
      Growth
      2003                          12,262    $5.44 to $11.78          68,613          -       0.90% to 2.55%      35.66% to 37.98%
      2002                           3,751    $4.01 to $4.16           15,341          -       0.90% to 2.55%     -25.05% to -23.53%
      2001                           2,097    $5.35 to $5.44           11,310       0.24       0.90% to 2.25%     -37.19% to -36.52%
      2000                             318    $8.55 to $8.57            2,720          *              *                   *
    Putnam VT Discovery Growth
      2003                             403    $7.69 to $8.00            3,173          -       0.95% to 2.55%      28.60% to 30.72%
      2002                             271    $5.98 to $6.12            1,645          -       0.95% to 2.55%     -31.34% to -30.22%
      2001                              66    $8.71 to $8.77              577         **       0.95% to 2.40%             **
      2000                              **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  Putnam VT Growth and Income
    2003                               338    $9.05 to $9.62          $ 3,201       1.40 %     0.95% to 2.55%      24.31% to 26.25%
    2002                               220    $7.28 to $7.62            1,662       1.62       0.95% to 2.55%     -21.30% to -19.79%
    2001                                48    $9.25 to $9.50              455         **       0.95% to 2.20%             **
    2000                                **          **                     **         **             **                   **
  Putnam VT International Growth
    and Income
    2003                               394   $10.64 to $11.07           4,299       1.40       0.95% to 2.55%      34.51% to 36.67%
    2002                               371    $7.91 to $8.10            2,981       0.28       0.95% to 2.55%     -16.21% to -14.65%
    2001                                64    $9.44 to $9.49              604         **       0.95% to 1.90%             **
    2000                                **          **                     **         **             **                   **
  Smith Barney High Income
    2003                                22   $14.18 to $14.37             308       6.70       1.25% to 1.40%       25.71% to 25.94%
    2002                                28   $11.28 to $11.41             319      24.02       1.25% to 1.40%      -4.57% to -4.44%
    2001                                31   $11.82 to $11.94             370      12.01       1.25% to 1.40%      -5.14% to -4.94%
    2000                                36   $12.46 to $12.56             446          *              *                    *
  Smith Barney International All
    Cap Growth
    2003                                20   $11.09 to $11.23             221       0.95       1.25% to 1.40%       25.74% to 25.90%
    2002                                23    $8.82 to $8.92              201       0.95       1.25% to 1.40%     -26.74% to -26.64%
    2001                                25   $12.04 to $12.16             300          -       1.25% to 1.40%     -32.13% to -32.03%
    2000                                26   $17.74 to $17.89             455          *              *                    *
  Smith Barney Large Cap Value
    2003                                23   $17.73 to $17.96             405       1.55       1.25% to 1.40%       25.83% to 25.95%
    2002                                26   $14.09 to $14.26             371       3.74       1.25% to 1.40%     -26.46% to -26.30%
    2001                                29   $19.16 to $19.35             563       1.39       1.25% to 1.40%      -9.45% to -9.33%
    2000                                33   $21.16 to $21.34             692          *              *                    *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  Smith Barney Money Market
    2003                                 4        $12.44                 $ 50       1.04 %          1.40%               -0.72%
    2002                                11   $12.53 to $12.68             143       1.30       1.25% to 1.40%       -0.16% to 0.00%
    2001                                17   $12.55 to $12.68             221       3.49       1.25% to 1.40%       2.28% to 2.42%
    2000                                13   $12.27 to $12.38             156          *              *                    *
  UBS Tactical Allocation
    2003                               511    $8.72 to $11.01           4,584       0.49       0.95% to 2.55%      24.22% to 26.15%
    2002                               217    $7.02 to $7.19            1,548       0.45       0.95% to 2.55%     -25.08% to -23.67%
    2001                                84    $9.37 to $9.42              787         **       0.95% to 2.20%             **
    2000                                **          **                     **         **             **                   **
  WellsFargo VT Asset Allocation
    2003                                 2        $10.54                   25       ****            1.90%                 ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  WellsFargo VT Equity Income
    2003                                 1        $10.75                   11       ****            1.90%                 ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  WellsFargo VT Large Company
    Growth
    2003                                 3        $10.26                   34       ****            1.90%                 ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    Wells Fargo VT Small Cap
      Growth
      2003                               1        $10.64                  $ 7       ****  %         1.90%                  ****
      2002                            ****         ****                  ****       ****             ****                  ****
      2001                            ****         ****                  ****       ****             ****                  ****
      2000                            ****         ****                  ****       ****             ****                  ****

*        Not provided for 2000.
** As investment Division was not available until 2001, this data is not meaningful and is therefore not presented.
*** As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.
**** As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.

A The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C     Total Return is calculated as the change in unit value for each Band
      presented in Note 8.   Certain items in this table are presented as a
      range of minimum and maximum values; however, such information is calculated independently for each column in the table.

                           PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.


                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                                   Schedule I
          Summary of Investments - Other than Investments in Affiliates
                             As of December 31, 2003
                                   (Millions)



                                                                                                              Amount
                                                                                                             Shown on
Type of Investments                                                        Cost             Value*         Balance Sheet
                                                                      ---------------   ---------------   ----------------
Fixed maturities:
    U.S. government and government agencies and authorities           $         23.8    $         23.9    $          23.9
    State, municipalities and political subdivisions                             5.0               4.6                4.6
    Public utilities securities                                                482.1             514.1              514.1
    Other U.S. corporate securities                                          2,630.8           2,747.4            2,747.4
    Foreign securities (1)                                                     628.2             653.0              653.0
    Mortgage-backed securities                                                 790.0             791.4              791.4
    Other asset-backed securities                                              487.1             488.9              488.9
                                                                      ---------------   ---------------   ----------------
           Total fixed maturities                                            5,047.0           5,223.3            5,223.3
                                                                      ---------------   ---------------   ----------------
Total equity securities                                                          5.3               5.6                5.6
                                                                      ---------------   ---------------   ----------------
Short term investments                                                          17.7              17.7               17.7
Mortgage loans                                                                 847.6             878.1              847.6
Policy loans                                                                    17.5              17.5               17.5
                                                                      ---------------   ---------------   ----------------
           Total other investments                                    $        882.8    $        913.3    $         882.8
                                                                      ===============   ===============   ================


*    See Notes 2 and 3 of Notes to Consolidated  Financial  Statements.

(1) The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                                   Schedule IV
                             Reinsurance Information
         As of and for the years ended December 31, 2003, 2002 and 2001
                                   (Millions)



                                                                                                        Percentage of
(Millions)                                   Gross           Ceded         Assumed          Net         assumed to net
                                          -------------   -------------  -------------  -------------   ---------------

Year ended December 31, 2003
Life insurance in force                     $ 154.0          $ 79.3          $ -           $ 74.7              0.0%

Year ended December 31, 2002
Life insurance in force                     $ 158.7          $ 90.7          $ -           $ 68.0              0.0%

Year ended December 31, 2001
Life insurance in force                     $ 169.3          $ 94.8          $ -           $ 74.5              0.0%


EXHIBITS

(b)

1    Resolution  of  the  Board  of  Directors  of  Depositor   authorizing  the
     establishment of the Registrant (1)

2    Not applicable

3(a) Distribution  Agreement between the Depositor and Directed
     Services,  Inc. (1)
(b)  Form of Dealers Agreement (1)
(c)  Organizational Agreement (1)
(d)  Addendum to Organizational Agreement (1)
(e)  Expense Reimbursement Agreement (1)
(f)  Form of Assignment Agreement for Organizational Agreement (1)
(g)  Amendment to the Distribution Agreement between ING USA and DSI. (12)

4(a) Variable Annuity Group Master Contract (2)
(b)  Variable Annuity Contract (2)
(c)  Variable Annuity Certificate (2)
(d)  Endorsement for Premium Bonus (2)
(e)  Earnings Enhancement Death Benefit Rider (2)
(f)  Individual Retirement Annuity Rider (6)
(g)  ROTH Individual Retirement Annuity Rider (6)
(h)  Simple Retirement Account Rider (6)
(i)  403(b) Rider (6)
(j)  Minimum Guaranteed Accumulation Benefit Rider (9)
(k)  Endorsement for GET Fund (9)
(l)  Death Benefit Option Packages Endorsement (10)
(m)  Minimum Guaranteed Withdrawal Benefit with Reset and Step Up Option (11)
(n)  Company Address and Name Change Endorsement

5    Individual Deferred Variable Annuity Application (7)

6(a) Amended and Restated Articles of Incorporation of
     ING USA Annuity and Life Insurance Company, dated (01/01/04). (11)
 (b) Amended and Restated By-Laws of ING USA annuity and Life
     Insurance Company, dated (01/01/04). (11)
 (c) Resolution of the board of directors for Powers of Attorney, dated (04/16/99). (1)
 (d) Articles of Merger and Agreement and Plan of Merger of
     USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03). (11)

7     Not applicable

8(a) Service  Agreement  between  Golden  American  Life  Insurance  Company and
     Equitable Life Insurance Company of Iowa (1)
(b) Service Agreement between Golden American Life Insurance Company and Directed Services, Inc. (1)
(c) Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. (3)
(d) Participation Agreement between Golden American Life Insurance Company, AIM Variable Insurance Funds, Inc., and Directed Services, Inc. (3)
(e) Form of Participation Agreement between Golden American Life Insurance Company, Directed Services, Inc., Alliance Capital Management L.P.,
     Alliance Variable Products Series Fund, Inc. and Alliance Fund Distributors, Inc. (2)
(f) Participation Agreement between Golden American Life Insurance Company, Brinson Series Trust and Brinson Advisors, Inc. (2)
(g) Participation Agreement between Golden American Life Insurance Company, Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III. (2)
(h) Participation Agreement between Golden American Life Insurance Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. (3)
(i) Participation Agreement between Golden American Life Insurance Company and Janus Aspen Series. (3)
(j) Participation Agreement between Golden American Life Insurance Company and ING Variable Insurance Trust. (3)
(k) Participation Agreement between Golden American Life Insurance Company and ING Variable Products Trust. (3)
(l) Participation Agreement between Golden American Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (3)
(m) Participation Agreement between Golden American Life Insurance Company, Aetna Life Insurance and Annuity Company and ING Partners, Inc. (3)
(n) Participation Agreement between Golden American Life Insurance Company, Prudential Series Fund, Inc., Prudential Insurance Company of America and Prudential Investment Management Services LLC (2)
(o) Amendment to the Participation Agreement between Golden American Life Insurance Company, Prudential Series Fund, Inc., Prudential Insurance Company of America and Prudential Investment Management Services LLC (2)
(p) Participation Agreement between Golden American Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC (2)
(q) Participation Agreement among Golden American Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, L.P. (2)
(r) Amendment to the Participation Agreement between Golden American Life Insurance Company, Aetna Life Insurance and Annuity Company and ING Partners, Inc. (3)

9    Opinion and Consent of Kimberly J. Smith.

10(a) Consent of Ernst & Young LLP, Independent Auditors.
  (b) Consent of Kimberly J. Smith, incorporated in Item 9 of this Part C, together with the Opinion of Kimberly J. Smith.

11   Not applicable

12   Not applicable

13   Not applicable

14   Not applicable

15   Powers of Attorney (13)
------------------------------------

(1) Incorporated herein by reference to the Initial Registration Statement on Form N-4 for Separate Account B of Golden American filed with the Securities and Exchange Commission on June 22, 2001 (Nos. 333-63692; 811-05626)

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 26, 2001 (File Nos. 333-63692, 811-5626).

(3) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(4) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 30, 2002 (File Nos. 333-70600, 811-5626).

(5) Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

(6)  Incorporated  by  reference  to  Post-Effective   Amendment  No.  34  to  a
     Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(7) Incorporated by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 16, 2003 (File Nos. 333-63692, 811-5626).

(8) Incorporated by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 5, 2003 (File Nos. 333-70600, 811-5626).

(9) Incorporated by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on July 3, 2003 (File Nos. 333-63692, 811-5626).

(10) Incorporated by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on October 3, 2003 (File Nos. 333-63692, 811-5626).

(11) Incorporated by reference to Post-Effective Amendment No. 7 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 18, 2004 (File Nos. 333-63692, 811-5626).

(12) Incorporated herein by reference to Post-Effective Amendment No. 26 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755, 811-5626).

(13) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 of ING Life Insurance and Annuity Company (File No. 333-104456), as filed on April 5, 2004.

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                    Position(s)
Name                    Business Address                with Depositor
----                    ----------------                --------------

Keith Gubbay           ING Insurance Operations         Director and President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Boyd G. Combs          ING Insurance Operations         Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Jacques de Vaucleroy   ING Insurance Operations         Director and Senior
                       5780 Powers Ferry Road           Vice President
                       Atlanta, GA  30327-4390

Shaun P. Mathews       ING Financial Services           Senior Vice President
                       151 Farmington Avenue
                       Hartford, CT  06156

James R. Gelder        ReliaStar Life Insurance Co.     Senior Vice President
                       20 Washington Avenue South
                       Minneapolis, MN  55402

James R. McInnis       ING USA Annuity and Life In. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Stephen J. Preston     ING USA Annuity and Life In. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Kathleen A. Murphy     ING Insurance Operations         Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Thomas J. McInerney    ING Insurance Operations         Director and Chairman
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David A. Wheat         ING Insurance Operations         Chief Financial Officer
                       5780 Powers Ferry Road           Director and Senior Vice
                       Atlanta, GA  30327-4390          President

David L. Jacobson      ING USA Annuity and Life In. Co. Vice President, Chief
                       1475 Dunwoody Drive              Compliance Officer and
                       West Chester, PA  19380          Assistant Secretary

David S. Pendergrass   ING Insurance Operations         Vice President and
                       5780 Powers Ferry Road           Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Life Insurance Co.     Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The Depositor is under common control with a New York company, ReliaStar Life Insurance Company of New York ("RLNY"). The primary purpose of RLNY is to offer variable products in the state of New York.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-90516), as filed on April 9, 2004 for Separate Account B of ING USA
Annuity and Life Insurance Company.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of March 31, 2004, there are 150,701 qualified contract owners and 130,571 non-qualified contract owners in ING USA's Separate Account B.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ (formerly known as Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

Kimberly J. Smith              Secretary

(c)
             2003 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $270,633,000       $0            $0           $0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant hereby undertakes to mail notices to current contract owners promptly after the happening of significant events related to the guarantee issued by ING USA Annuity and Life Insurance Company with respect to allocation of contract value to a series of the ING GET U.S. Core Portfolio (the
"Guarantee"). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a contract owner's right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING USA Annuity and Life Insurance Company; or (iv) a reduction in the credit rating of ING USA Annuity and Life Insurance Company's long-term debt as issued by Standard & Poor's or Moody's Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant's prospectus, an offer to supply the most recent annual and/or quarterly report of each of ING USA Annuity and Life Insurance Company, or their successors to the Guarantee, free of charge, upon a contract owner's request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 13th day of April, 2004.




                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  ING USA ANNUITY AND LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                     --------------------
                                     Keith Gubbay*
                                     President (principle executive officer)


    By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on April 13, 2004.


Signature                     Title
---------                     -----

                             President and Director
--------------------         (principle executive officer)
Keith Gubbay*




                DIRECTORS OF DEPOSITOR

----------------------
David A. Wheat*
Chief Financial Officer (principle accounting officer)


----------------------
Thomas J. McInerney*


----------------------
Kathleen A. Murphy*


----------------------
Jacques de Vaucleroy*


     By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                  EXHIBIT INDEX

ITEM          EXHIBIT                                                 PAGE #
----          -------                                                 ------

4(n)      Company Address and Name Change Endorsement                EX-99.B4N

9         Opinion and Consent of Kimberly J. Smith                   EX-99.B9

10(a)     Consent of Ernst & Young LLP, Independent Auditors         EX-99.B10A